As filed with the Securities and Exchange Commission on April 30, 2014

1933 Act Registration No. 033-48940

1940 Act Registration No. 811-06722

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 109

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 109

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

101 California Street, 16th Floor

San Francisco, California 94111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

J. ALAN REID, JR.

Forward Funds

101 California Street, 16th Floor

San Francisco, California 94111

(Name and Address of Agent for Service)

COPIES TO:

DOUGLAS P. DICK

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2014 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

May 1, 2014

Investor Class and Institutional Class

Tickers
Fund	Investor Class	Institutional Class
Forward Balanced Allocation Fund	ACBIX	ABAAX
Forward Commodity Long/Short Strategy Fund	FCOMX	FCMLX
Forward Core Strategy Long/Short Fund	None	None
Forward Credit Analysis Long/Short Fund	FLSRX	FLSIX
Forward Dynamic Income Fund	FDYRX	FDYTX
Forward EM Corporate Debt Fund	FFXRX	FFXIX
Forward Emerging Markets Fund	PGERX	PTEMX
Forward Endurance Long/Short Fund	FENRX	FENIX
Forward Floating NAV Short Duration Fund	None	None
Forward Frontier Strategy Fund	FRONX	FRNMX
Forward Global Dividend Fund	FFLRX	FFLSX
Forward Global Infrastructure Fund	FGLRX	KGIYX
Forward Growth & Income Allocation Fund	AGIIX	AGWAX
Forward Growth Allocation Fund	AGALX	ACGAX
Forward High Yield Bond Fund	AHBIX	AHBAX
Forward Income & Growth Allocation Fund	ACIGX	AIGAX
Forward Income Builder Fund	AIAIX	AIAAX
Forward International Dividend Fund	FFINX	FFIEX
Forward International Real Estate Fund	FFIRX	KIRYX
Forward International Small Companies Fund	PISRX	PTSCX
Forward Investment Grade Fixed-Income Fund	AITIX	AIFIX
Forward Managed Futures Strategy Fund	FUTRX	FUTIX
Forward Multi-Strategy Fund	ACAIX	AAGRX
Forward Real Estate Fund	FFREX	FPREX
Forward Real Estate Long/Short Fund	FFSRX	KSRYX
Forward Select EM Dividend Fund	FSLRX	FSLIX
Forward Select Income Fund	FFSLX	KIFYX
Forward Select Opportunity Fund	FSORX	FSOTX
Forward Small Cap Equity Fund	FFSCX	FFHIX
Forward Tactical Enhanced Fund	FTEEX	FTETX
Forward Tactical Growth Fund	FFTGX	FTGWX
Forward Total MarketPlus Fund	ACSIX	ASMCX
Forward U.S. Government Money Fund	AUIXX	AUSXX

The Securities and Exchange Commission and Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

Forward Funds also offer Class A, Class B, Class C, Advisor Class, and Class Z shares by separate prospectuses, which are available upon request.

Forward Balanced Allocation Fund

Investment Objective

The Fund seeks moderate current income and some potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.52%	0.27%
Acquired Fund Fees and Expenses	1.07%	1.07%
Total Annual Fund Operating Expenses	1.94%	1.44%
Fee Waiver and/or Expense Reimbursement(1)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.84%	1.34%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2015. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$187	$136
3 Years	$599	$446
5 Years	$1,037	$777
10 Years	$2,253	$1,714

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, including mortgage-related and other asset-backed securities, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon. At all times, Forward Management intends to maintain the Fund’s asset allocation to at least 40% in equity Underlying Funds and to at least 25% in fixed-income Underlying Funds. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

1

Forward Balanced Allocation Fund

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could result in difficulty in implementing the Fund’s investment strategy or result in additional taxable income to the Fund and/or shareholders. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2

Forward Balanced Allocation Fund

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Institutional Class

Best Quarter – September 30, 2009	12.79%
Worst Quarter – December 31, 2008	–11.16%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward Balanced Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	6.37%	8.60%	4.26%	3.65%
Return After Taxes on Distributions	4.72%	7.12%	3.04%	2.46%
Return After Taxes on Distributions and Sale of Fund Shares	3.58%	6.25%	2.91%	2.40%
Forward Balanced Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	5.83%	8.06%	3.75%	3.13%
Barclays Global Aggregate GDP Weighted Index	–1.77%	4.79%	4.82%	6.07%
Balanced Allocation Blended Index (50% Barclays Global Aggregate GDP Weighted Index/50% MSCI ACWI GDP Weighted Index)	7.03%	9.60%	7.01%	6.78%
MSCI ACWI GDP Weighted Index	16.39%	13.95%	8.53%	6.71%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s investment team. Mr. Rowader has managed the Fund since February 2007. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008. Mr. Janec has managed the Fund since May 2014.

3

Forward Balanced Allocation Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

Forward Commodity Long/Short Strategy Fund

Investment Objective

The Fund seeks long term total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee(1)	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses of the Fund	0.45%	0.35%
Other Expenses of the Subsidiary(2)	0.07%	0.07%
Total Other Expenses	0.52%	0.42%
Total Annual Fund Operating Expenses	1.77%	1.42%

(1)	The Fund may invest a portion of its assets in a wholly owned Cayman subsidiary. The Subsidiary (as defined below) has entered into a separate advisory agreement with Forward Management, LLC (“Forward Management”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

(2)	Other Expenses of the Subsidiary include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the Subsidiary, including administrative, audit, custody and legal expenses.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$180	$145
3 Years	$557	$449
5 Years	$959	$776
10 Years	$2,081	$1,700

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks exposure to the commodity markets and returns that correspond to the Credit Suisse Momentum and Volatility Enhanced Return Strategy Index (“Credit Suisse MOVERS Index”). Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Credit Suisse MOVERS Index is composed of long and short commodity positions. The Credit Suisse MOVERS Index’s positioning is driven by a quantitative strategy that determines whether it is long or short individual commodities on the basis of market performance and measures of volatility (i.e., momentum signals). In contrast to traditional, long-only commodity allocations, the Credit Suisse MOVERS Index seeks positive absolute returns at bullish and at bearish points in the commodity cycle for each of the S&P GSCI single commodity sub-indices. A table listing the current 24 sub-indices is included in the Appendix to the Fund’s prospectus. These highly liquid underlying components capture the returns of each commodity in one of the world’s most established commodity benchmarks. From this group, the 10 commodities with the strongest absolute signals, filtered by volatility, are grouped together in an equally-weighted basket. The basket can be comprised of all long, all short, or a combination of long and short positions. Each month the basket’s composition is reweighted using the quantitative strategy and will consist of a new selection of 10 commodity long and/or short positions exhibiting the strongest (bullish or bearish) momentum signals.

The Fund does not invest directly in physical commodities, but rather employs a strategy that provides synthetic long and synthetic short exposure to the commodity markets that correspond to the long and short commodity market positioning of the Credit Suisse MOVERS Index. The Fund gains synthetic exposure to the commodities represented by the Credit Suisse MOVERS Index primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, and through investments in the Forward Commodity

5

Forward Commodity Long/Short Strategy Fund

Long/Short Strategy (Cayman) Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Forward Management, the Fund’s investment advisor, and has the same investment objective as the Fund. As discussed elsewhere in the Fund’s prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets.

Under normal conditions, the commodity-linked derivative instruments purchased by the Fund are collateralized by the Fund with a portfolio of fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality and/or shares of fixed income exchange-traded funds (“ETFs”).

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market. The Fund may, without limitation, seek exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The Fund may also purchase and sell securities on a when-issued, delayed delivery or forward commitment basis.

Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2014, the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index was 2.69.

The Fund may invest all of its assets in commodity-linked derivative instruments either directly or through the Subsidiary. Assets not invested in commodity-linked derivative instruments either directly or through the Subsidiary may be invested in fixed income instruments and/or shares of fixed income ETFs.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

6

Forward Commodity Long/Short Strategy Fund

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Subsidiary: By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the provisions of the 1940 Act.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

7

Forward Commodity Long/Short Strategy Fund

Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2013	11.58%
Worst Quarter – December 31, 2012	–10.01%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Commodity Long/Short Strategy Fund – Institutional Class (Inception: 12/31/10)
Return Before Taxes	9.36%	–3.32%
Return After Taxes on Distributions	7.17%	–4.15%
Return After Taxes on Distributions and Sale of Fund Shares	5.29%	–2.84%
Forward Commodity Long/Short Strategy Fund – Investor Class (Inception: 12/31/10)
Return Before Taxes	9.04%	–3.65%
Credit Suisse MOVERS Index	9.00%	–3.91%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s and the Subsidiary’s investment team. Messrs.

Rowader and O’Donnell have managed the Fund since its inception in December 2010. Messrs. Broughton and Janec have managed the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

Forward Core Strategy Long/Short Fund

Investment Objective

The Fund seeks to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the Russell 2000 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(1)	1.20%	1.10%
Acquired Fund Fees and Expenses(1)	0.38%	0.38%
Total Annual Fund Operating Expenses	2.83%	2.48%
Fee Waiver and/or Expense Reimbursement(2)	–0.69%	–0.69%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.14%	1.79%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.76% and 1.41%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$217	$182
3 Years	$812	$707

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of instruments providing exposure, both long and short, to the small capitalization U.S. equity market, including exchange-traded funds (“ETFs”), futures and options on securities, securities indices, and shares of ETFs. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, and/or in fixed income securities that are investment grade quality and have maturities of less than three years (“Fixed Income Securities”). The Fund’s Fixed Income Securities may include investments in the Forward Floating NAV Short Duration Fund or other Forward Funds.

The Fund’s investment strategy seeks to identify potential long and short investments for the Fund through quantitative analysis of factors including market breadth, market price movements, market trends, and market volatility. The Fund’s advisor, Forward Management, LLC (“Forward Management” or “Advisor”), uses these factors to identify market trends and will enter into long positions when the Advisor expects the market to increase in value and short positions when the Advisor expects the market to decrease in value. The Fund is expected to have significant investments in Fixed Income Securities when attractive long or short investment opportunities are not available. The Advisor adjusts the mix of the Fund’s long, short and Fixed Income Securities investments based on its analysis of market conditions and at times the Fund’s investment positions may be primarily long, short or in Fixed Income Securities.

The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities. Generally, the Fund will maintain net investment exposure between 100% net long and 100% net short, although the Fund may have investment exposure up to 200% net long. The Fund typically seeks to obtain such long or short investment exposures through investments in futures and ETFs, including ETFs that seek investment exposure that may be the inverse of the performance of a market index or several times the performance of a market index.

9

Forward Core Strategy Long/Short Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in the these risks include the Fund or underlying ETF, as applicable.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

10

Forward Core Strategy Long/Short Fund

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim Welsh, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Welsh and O’Donnell have managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

11

Forward Credit Analysis Long/Short Fund

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(1)	0.55%	0.45%
Interest Expense on Short Sales(1)	0.05%	0.05%
Total Other Expenses	0.60%	0.50%
Total Annual Fund Operating Expenses	1.85%	1.50%
Fee Waiver and/or Expense Reimbursement(2)	–0.01%	–0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.84%	1.49%

(1)	Other Expenses and Interest Expense on Short Sales are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.79% and 1.44%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$187	$152
3 Years	$581	$473
5 Years	$999	$817
10 Years	$2,165	$1,787

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit markets. Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”) uses an absolute return-oriented and tax-efficient investment strategy that seeks to identify attractive long and short investment opportunities in the municipal and other credit markets. The Sub-Advisor’s investment process involves analysis of both fundamental and relative-value characteristics of potential investments across a wide array of fixed income securities. The Sub-Advisor typically focuses its investments in tax-exempt municipal bonds and derivatives, but may also invest in the other types of tax-exempt or taxable fixed income securities. The Sub-Advisor may invest in fixed income instruments of any quality or maturity, including junk bonds and securities that are moral obligations of issuers or subject to appropriations. The Sub-Advisor may also engage in transactions that seek to hedge portfolio risk.

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, variable rate demand notes including tender option bonds, floating rate or zero coupon securities and nonconvertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures, options, credit index derivatives, forward currency contracts and other derivative instruments. The Fund may invest in derivatives to seek to achieve investment returns consistent with the Fund’s investment objective and for hedging purposes. The Fund may also engage in borrowing for investment purposes in order to increase its holdings of portfolio securities and/or to collateralize short sale positions, as well as for cash management purposes. The Fund’s short positions may equal up to 100% of the Fund’s net asset value, and it is possible that at certain times, the Fund may be approximately 100% short.

12

Forward Credit Analysis Long/Short Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Municipal Bonds: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the

13

Forward Credit Analysis Long/Short Fund

securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On November 13, 2013, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods prior to November 13, 2013 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

Calendar Year Total Returns—Investor Class

Best Quarter – September 30, 2009	20.92%
Worst Quarter – September 30, 2013	–8.46%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	Since Inception
Forward Credit Analysis Long/Short Fund – Investor Class (Inception: 5/1/08)
Return Before Taxes	–14.42%	9.52%	4.94%
Return After Taxes on Distributions	–15.40%	8.93%	4.32%
Return After Taxes on Distributions and Sale of Fund Shares	–6.20%	8.34%	4.68%
Forward Credit Analysis Long/Short Fund – Institutional Class (Inception: 5/1/08)
Return Before Taxes	–14.20%	9.90%	5.32%
Barclays U.S. Municipal Bond Index	–2.55%	5.89%	4.59%
Barclays U.S. Corporate High-Yield Bond Index	7.44%	18.93%	10.18%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary.

14

Forward Credit Analysis Long/Short Fund

Investment Advisor/Portfolio Manager

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund. Forward Management has engaged the services of PIMCO to act as sub-advisor to the Fund. The portfolio manager of the Fund is Joseph Deane. Mr. Deane is an Executive Vice President and head of municipal bond portfolio management for PIMCO and has managed the Fund since November 2013.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements. Absent the designation of distributions as exempt-interest dividends, the Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax. The Fund’s exempt-interest dividends (if any) may be subject to alternative minimum tax and state and/or local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

Forward Dynamic Income Fund

Investment Objective

The Fund seeks total return, with dividend and interest income being an important component of that return, while exhibiting less downside volatility than the S&P 500 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(1)	2.36%	2.26%
Interest Expense on Borrowing(1)	0.03%	0.03%
Total Other Expenses	2.39%	2.29%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses	3.65%	3.30%
Fee Waiver and/or Expense Reimbursement(2)	–1.97%	–1.97%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.68%	1.33%

(1)	Other Expenses and Interest Expense on Borrowing are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses for Investor Class shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.64% and 1.29%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$171	$135
3 Years	$935	$831

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. For the period July 31, 2013 – December 31, 2013, the Fund’s portfolio turnover rate was 755% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through the use of a dividend-capture strategy and a tactical allocation strategy. Under normal circumstances, the Fund is expected to allocate a portion of its assets to both the dividend-capture strategy and the tactical allocation strategy. The portion of the Fund’s assets allocated to each strategy may vary over time. To seek greater investment exposure to the Fund’s strategies, the Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets or employing leveraged investment techniques.

The Fund’s dividend-capture strategy is an income producing strategy in which a particular security that is expected to pay a dividend in the near-term is purchased, the security is held until the dividend is paid, and then the security is sold in order to purchase another security that is expected to pay a dividend in the near-term. Quantitative analysis is used to identify dividend paying securities that display lower volatility, higher dividend yields (frequently value stocks), adequate liquidity, and that are expected to pay a regular or special dividend in the near-term.

The Fund’s tactical allocation strategy seeks to identify potential long and short investments for the Fund through quantitative analysis of factors including market breadth, market price movements, market trends and market volatility. The Fund’s tactical allocation strategy is expected to have significant investments in fixed income securities when attractive long or short investment opportunities are not available. The Advisor adjusts the mix of the Fund’s long, short and fixed income securities investments based on its analysis of market conditions and at times the Fund’s investment positions may be primarily long, short or in fixed income securities. The Fund’s exposure to specific investment opportunities through leveraged investment techniques may exceed the value of the Fund’s assets. Through the use of short investments, including leveraged short investments, the Advisor has the ability to hedge the Fund’s market exposure, although the Advisor will not always seek to hedge the Fund’s market exposure. The Fund’s tactical allocation strategy may also utilize covered call writing to seek to generate additional income and hedge price volatility of portfolio positions.

16

Forward Dynamic Income Fund

The Fund invests in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges, including small capitalization stocks. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash and cash equivalents and/or fixed income securities of U.S. and non-U.S. issuers that are of any quality and of any maturity. The Fund may invest in convertible bonds and other securities such as preferred stocks, master limited partnerships, and real estate investment trusts. The Fund may also invest in instruments providing exposure to U.S. and non-U.S. equity securities, including futures and options on securities and securities indices and shares of exchange-traded funds (“ETFs”).

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in the these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not

17

Forward Dynamic Income Fund

included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Value Stocks: Investment in the securities of companies believed to be undervalued involves the risk that such securities may, in fact, be appropriately priced. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The portfolio managers are David McGanney, Head Trader, Jim Welsh, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. McGanney and Mr. Welsh lead the Fund’s investment team. Messrs. McGanney, Welsh and O’Donnell have managed the Fund since July 2013.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

18

Forward Dynamic Income Fund

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

Forward EM Corporate Debt Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.40%	0.30%
Interest Expense on Borrowings	0.09%	0.09%
Total Other Expenses	0.49%	0.39%
Total Annual Fund Operating Expenses	1.44%	1.09%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$147	$111
3 Years	$455	$347
5 Years	$786	$601
10 Years	$1,722	$1,327

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a diversified portfolio of fixed income securities of companies located in emerging market countries. The Fund seeks to capitalize on inefficiencies in the emerging market corporate bond market by seeking exposure to euro- and U.S.-dollar-denominated securities, as well as securities denominated in other currencies, including currencies of emerging market countries, and related derivatives. The Fund normally invests its assets among at least ten emerging market countries throughout the world. The Fund normally limits its investment in any one emerging market country to no more than 35% of the Fund’s net assets at time of purchase, and the Fund normally limits its investment in any one issuer to no more than 5% of the Fund’s net assets at the time of purchase. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

In allocating the Fund’s assets, SW Asset Management LLC (“SW” or the “Sub-Advisor”) employs a multi-step process conducted by SW’s investment professionals. Investment ideas originate from the portfolio managers’ ongoing coverage of primary and secondary corporate debt markets as well as from extensive industry contacts. The Sub-Advisor employs a thematic approach to portfolio construction whereby country and global macroeconomic themes help frame the Fund’s industry and country orientation. After an analysis of political, demographic and macroeconomic risks, the Sub-Advisor formulates portfolio themes to guide individual security selection. After an initial review of a specific corporate security, the investment team may choose to conduct a more in-depth fundamental investment analysis. Such additional security-specific analysis will generally be tailored to the perceived risk profile of the potential investment target, and will typically involve specific quantitative and qualitative assessments of multiple factors, including a company’s business model, market position, operating strength, cash flow, general financial condition as well as funding prospects. Should the conclusion of the fundamental analysis result in a buy or sell decision, analysis of technical factors (such as holder composition and forced-sale triggers) would follow. Technical factors in emerging markets can dominate fundamental ones and the Sub-Advisor changes its relative emphasis based on the perceived risks. Once an investment resides in the portfolio, exit catalysts are constantly monitored relative to other available investments. The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of delayed delivery and forward commitment transactions, such as repurchase and reverse repurchase agreements, as well as credit default swaps, currency swaps and interest rate swaps. The Fund may engage in these transactions to obtain both long and short investment exposures. The Fund may also borrow money in an amount up to one-third of its assets to purchase securities.

The Fund’s investments may include, but are not limited to, the following: public and private investment grade debt securities; public and private non-investment grade and unrated debt securities; loans; options; convertible or perpetual debt;

20

Forward EM Corporate Debt Fund

credit default swaps of corporate issuers or indices; futures contracts; and investing in exchange traded funds (“ETFs”) that provide exposure to fixed income securities of issuers in emerging market countries. Although the Fund primarily invests its assets in securities that have been rated by at least one major international credit rating agency, the Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in unrated securities, including defaulted loans and bonds. The Fund will normally maintain its portfolio duration within a range of plus or minus three years of the Fund’s benchmark, the Credit Suisse Emerging Market Corporate Bond Index (the “Benchmark”).

To reduce the risks of fluctuating exchange rates, the Fund may enter into forward foreign currency exchange contracts. For hedging and non-hedging purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

21

Forward EM Corporate Debt Fund

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On February 14, 2011, SW assumed all responsibility for selecting the Fund’s investments and incorporated new principal investment strategies as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before February 14, 2011 represent performance of the prior sub-advisor to the Fund.

Calendar Year Total Returns—Investor Class

Best Quarter – September 30, 2010	14.20%
Worst Quarter – September 30, 2011	–10.45%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	Since Inception
Forward EM Corporate Debt Fund – Investor Class (Inception: 10/5/07)
Return Before Taxes	0.48%	7.15%	5.30%
Return After Taxes on Distributions	–2.20%	4.62%	3.02%
Return After Taxes on Distributions and Sale of Fund Shares	0.25%	4.59%	3.23%
Forward EM Corporate Debt Fund – Institutional Class (Inception: 10/5/07)
Return Before Taxes	0.92%	7.54%	5.68%
Credit Suisse Emerging Market Corporate Bond Index	–1.19%	12.70%	7.15%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.

22

Forward EM Corporate Debt Fund

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of SW to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are David C. Hinman, CFA, Managing Principal and Chief Investment Officer, and Raymond T. Zucaro, CFA, Managing Principal and Portfolio Manager. Messrs. Hinman and Zucaro have managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

23

Forward Emerging Markets Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.10%	1.10%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	1.12%	1.02%
Total Annual Fund Operating Expenses	2.47%	2.12%
Fee Waiver and/or Expense Reimbursement(1)	–0.73%	–0.73%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.74%	1.39%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.74% and 1.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$177	$142
3 Years	$700	$593
5 Years	$1,249	$1,071
10 Years	$2,747	$2,391

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of emerging market companies. The Fund normally invests in not fewer than eight emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization, and typically invests a significant portion of its assets in small and medium capitalization stocks.

Forward Management, LLC (“Forward Management” or the “Advisor”) selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess country factors, industry dynamics, business franchise/management strategy, financial analysis and valuation. The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. The Advisor generally chooses not to hedge the Fund’s currency exposure.

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to manage the Fund’s cash holdings by gaining exposure to equity securities of emerging markets companies. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares.

24

Forward Emerging Markets Fund

Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The

25

Forward Emerging Markets Fund

accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On September 1, 2012, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before September 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2009	32.39%
Worst Quarter – September 30, 2008	–29.38%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward Emerging Markets Fund – Institutional Class (Inception: 10/4/95)
Return Before Taxes	1.97%	14.29%	10.11%	6.72%
Return After Taxes on Distributions	2.04%	11.43%	8.18%	5.59%
Return After Taxes on Distributions and Sale of Fund Shares	1.83%	12.26%	8.76%	5.80%
MSCI Emerging Markets Index	–2.27%	15.15%	11.52%	6.98%
Forward Emerging Markets Fund – Investor Class (Inception: 4/9/03)
Return Before Taxes	1.54%	13.85%	9.73%	14.62%
MSCI Emerging Markets Index	–2.27%	15.15%	11.52%	15.60%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, and Eric Sagmeister, Portfolio Manager. Mr. Ruff leads the Fund’s investment team. Messrs. Ruff, Coleman, and Brewington have managed the Fund since September 2012. Mr. Sagmeister has managed the Fund since October 2013.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts

26

Forward Emerging Markets Fund

•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

27

Forward Endurance Long/Short Fund

Investment Objective

The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.50%	1.50%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	1.28%	1.18%
Dividend and Interest Expense on Short Sales	0.63%	0.63%
Total Other Expenses	1.91%	1.81%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	3.67%	3.32%
Fee Waiver and/or Expense Reimbursement(1)	–0.69%	–0.69%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.98%	2.63%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.34% and 1.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$301	$266
3 Years	$1,060	$957
5 Years	$1,838	$1,671
10 Years	$3,875	$3,562

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 283% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests, both long and short, in equity securities of U.S. and non-U.S. issuers, including issuers located in emerging and frontier markets. The Fund may also invest in derivative instruments to gain or manage exposures to the equity markets and individual issuers. The Fund’s derivative investments may include swaps, options, and futures. The Fund may also invest in exchange-traded funds (“ETFs”), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund’s investments will include holdings across different geographies, industries and sectors. The Fund may invest in equity securities of issuers in all market capitalization ranges, including small capitalization stocks, without limitation. The Fund may also invest in securities that are not publicly traded, including securities subject to restrictions on resale. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund’s investment strategy is designed to identify trends that may have a disruptive impact on and result in significant changes to global business markets, including new technology developments and the emergence of new industries. The Fund uses an equity-research-driven investment process along with competitive analysis to identify undervalued and overvalued securities. The Advisor also seeks to manage short-term market volatility and business cycles through the use of hedging strategies.

The Fund will take long positions in investments where the Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), expects future price appreciation and short positions in investments where the Advisor expects a decrease in an issuer’s market share or adverse negative impacts to an issuer’s fundamental business operations. The Fund’s short positions may equal up to 100% of the Fund’s net asset value. The Advisor will actively manage the Fund’s net exposure between long, short and cash positions based upon both current and anticipated changing investment outlooks and the Advisor’s strategic investment process. At times when the gross and/or net exposures have been

28

Forward Endurance Long/Short Fund

reduced, cash levels will increase such that a substantial portion of the portfolio may be in cash or cash equivalents.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including ETFs that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

29

Forward Endurance Long/Short Fund

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the market index does not reflect deductions for fees, expenses or taxes and the performance of the index of other funds of funds does not reflect deductions for taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Institutional Class

Best Quarter – September 30, 2013	11.08%
Worst Quarter – June 30, 2012	–7.12%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Endurance Long/Short Fund – Institutional Class (Inception: 12/31/11)
Return Before Taxes	20.66%	11.83%
Return After Taxes on Distributions	17.95%	10.57%
Return After Taxes on Distributions and Sale of Fund Shares	11.94%	8.60%
Forward Endurance Long/Short Fund – Investor Class (Inception: 12/31/11)
Return Before Taxes	20.24%	11.44%
MSCI ACWI	11.14%	7.93%
HFRX Equity Hedge Index	23.44%	20.07%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

30

Forward Endurance Long/Short Fund

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: David Readerman, CFA, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Readerman leads the Fund’s investment team. Messrs. Readerman and O’Donnell have managed the Fund since its inception in December 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

31

Forward Floating NAV Short Duration Fund

Investment Objective

The Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.35%	0.35%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(1)	0.63%	0.53%
Total Annual Fund Operating Expenses	1.23%	0.88%
Fee Waiver and/or Expense Reimbursement(2)	–0.39%	–0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%	0.49%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.84% and 0.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$86	$50
3 Years	$352	$242

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

Under normal conditions, the Fund invests primarily in a diversified portfolio of investment grade fixed income securities of varying maturities, including bonds, debt securities and other comparable instruments issued by different U.S. and non-U.S. public or private-sector entities. The Fund’s average portfolio duration will vary based on Forward Management, LLC’s (“Forward Management” or the “Advisor”) economic outlook and will not normally exceed one year. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or security’s price would be expected to decrease by approximately 1% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). The Fund seeks to maintain an average-dollar-weighted portfolio maturity of less than 150 days. The Fund seeks to outperform the Citigroup 3-Month Treasury Bill Index. The Fund’s strategy seeks to maximize current income while also maintaining liquidity and preserving principal.

The Fund is not a money market fund and therefore does not seek to maintain a stable share value of $1.00 per share. The Fund will generally invest in U.S. dollar-denominated investment grade debt securities, rated in the “BBB-” category or above by Standard & Poor’s Corporation (“S&P”), or equally rated by Moody’s Investors Service (“Moody’s”) or Fitch Investors Service (“Fitch”) at the time of purchase, or, if unrated, determined to be of the same quality by Forward Management. The Fund will invest at least 70% of its net assets in securities rated in the “AA-” category or above by S&P or equally rated by Moody’s or Fitch at the time of purchase, or, if unrated, determined to be of the same quality by Forward Management, or in direct obligations of the U.S. Federal Government. The Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of non-U.S. issuers. The Fund may invest, without limitation, in mortgage-related and other asset-backed securities, including to-be announced transactions. The Fund may also purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

32

Forward Floating NAV Short Duration Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: David L. Ruff, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Ruff and Broughton lead the Fund’s investment team. Messrs. Ruff, Broughton and O’Donnell will manage the Fund as of the date it commences operations.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts

33

Forward Floating NAV Short Duration Fund

•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34

Forward Frontier Strategy Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.44%	0.39%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.56%	1.26%
Fee Waiver and/or Expense Reimbursement(1)	–0.25%	–0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%	1.01%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.29% and 0.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$133	$103
3 Years	$468	$375
5 Years	$826	$667
10 Years	$1,833	$1,499

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in securities with exposure to the returns of frontier markets. “Frontier markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. Where exposure to frontier markets is not feasible, Forward Management, LLC (“Forward Management” or the “Advisor”) will invest in securities with exposure to emerging markets. The Fund may also seek to obtain, or reduce, exposure to one or more frontier market countries through investments in swaps, P-notes (participation interest notes that are issued by banks and designed to offer a return linked to a particular underlying equity, debt, currency or market), warrants, structured notes, futures and options (collectively, the “Structured Products”). The Fund may invest in securities of companies having any capitalization.

The Advisor seeks exposure to frontier markets by attempting to approximate the country and industry allocations of the Fund’s benchmark, the MSCI Frontier Markets Index (the “Benchmark”), and will primarily invest directly or indirectly in Structured Products, exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), depositary receipts, and securities of companies in frontier market countries to obtain such exposure. The Fund may also invest in instruments based on country indices, industries and sectors, individual stocks and currencies. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies. An issuer of a security generally will be considered to be located in a particular frontier market country or emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Due to potential difficulties regarding accessibility in some markets, the Fund’s actual holdings may deviate from the Benchmark. The Advisor will seek to reduce deviations whenever possible. When determining investment decisions, the Advisor will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, the Advisor will attempt to maximize the Fund’s overall exposure to frontier markets and lastly will seek exposure to emerging markets.

The Fund may invest all of its assets in securities with exposure to the returns of frontier markets or emerging markets, or in Structured Products with exposure to the returns of frontier markets or emerging markets. Assets not invested in such securities or Structured Products may be invested in cash or liquid securities that can readily be converted into cash, including ETFs or certain short term fixed

35

Forward Frontier Strategy Fund

income instruments (i.e., foreign and domestic corporate bonds or U.S. Government or agency securities) that are of investment grade quality.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

Exchange-Traded Notes (“ETNs”): The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has

36

Forward Frontier Strategy Fund

performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2009	32.55%
Worst Quarter – March 31, 2009	–22.17%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	Since Inception
Forward Frontier Strategy Fund – Institutional Class (Inception: 12/31/08)
Return Before Taxes	22.94%	5.36%	5.36%
Return After Taxes on Distributions	22.36%	3.48%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares	12.98%	3.46%	3.46%
Forward Frontier Strategy Fund – Investor Class (Inception: 12/31/08)
Return Before Taxes	22.64%	5.18%	5.18%
MSCI Frontier Markets Index	26.32%	9.35%	9.35%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s investment team. Messrs. Rowader and O’Donnell have managed the Fund since its inception in December 2008. Mr. Broughton has managed the Fund since February 2011. Mr. Janec has managed the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

37

Forward Global Dividend Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.74%	0.64%
Total Annual Fund Operating Expenses	1.79%	1.44%
Fee Waiver and/or Expense Reimbursement(1)	–0.45%	–0.45%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.34%	0.99%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.34% and 0.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$136	$101
3 Years	$519	$411
5 Years	$927	$744
10 Years	$2,065	$1,683

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Principal Investment strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of dividend paying companies. The Fund normally will invest its assets in a minimum of five countries and at least 40% of its net assets in the securities of issuers located outside the U.S., including in issuers located in emerging markets and frontier markets. An issuer of a security generally will be considered to be located in a particular non-U.S. country, including an emerging market country or frontier market country, if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. Forward Management, LLC (“Forward Management” or the “Advisor”) generally chooses not to hedge the Fund’s currency exposure.

The Advisor selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation. Additionally, the Advisor may employ a dividend-capture strategy. A dividend-capture strategy is an income producing strategy in which a particular security that is expected to pay a dividend in the near-term is purchased, the security is held until its dividend is paid, and then the security is sold in order to purchase another security that is expected to pay a dividend in the near-term.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

In order to reduce transaction costs, the Advisor will purchase futures to manage the Fund’s cash holdings by gaining exposure to the types of securities and

38

Forward Global Dividend Fund

instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On August 15, 2009, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before August 15, 2009 represent performance of the prior sub-advisors to the Fund.

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Forward Global Dividend Fund

Calendar Year Total Returns—Institutional Class

Best Quarter – September 30, 2009	15.67%
Worst Quarter – December 31, 2008	–21.39%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	Since Inception
Forward Global Dividend Fund – Institutional Class Shares (Inception: 1/31/07)
Return Before Taxes	16.65%	13.60%	4.57%
Return After Taxes on Distributions	14.67%	12.67%	3.91%
Return After Taxes on Distributions and Sale of Fund Shares	9.36%	10.73%	3.47%
MSCI ACWI	23.44%	15.53%	4.20%
Forward Global Dividend Fund – Investor Class Shares (Inception: 5/2/11)
Return Before Taxes	16.10%	N/A	7.17%
MSCI ACWI	23.44%	N/A	8.09%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: David L. Ruff, CFA, Portfolio Manager, Randall T.

Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, Eric Sagmeister, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Ruff leads the Fund’s investment team. Messrs. Ruff, Coleman, Brewington, and O’Donnell have managed the Fund since August 2009. Mr. Sagmeister has managed the Fund since October 2013.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40

Forward Global Infrastructure Fund

Investment Objective

The Fund seeks total return through capital appreciation and current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.52%	0.42%
Total Annual Fund Operating Expenses	1.67%	1.32%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$170	$134
3 Years	$526	$418
5 Years	$907	$723
10 Years	$1,974	$1,588

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in global infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets. Infrastructure assets are the physical structures and networks that provide necessary services to society such as: transportation and communications networks; water, sewer and energy utilities; energy storage and transportation; and public service facilities. Infrastructure-related businesses may also provide the services and raw materials necessary for the construction and maintenance of infrastructure assets, including: mining; shipping; timber; steel; alternative energy; agriculture; and energy production and exploration. In complying with this 80% investment requirement, the Fund may invest in equity securities, debt securities and limited partnership interests, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, options, exchange traded funds (“ETFs”), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund considers a company to be an infrastructure related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity.

Under normal conditions, the Fund will invest in a minimum of five countries and at least 40% of its net assets in the securities of issuers located outside the U.S., including in issuers located in emerging markets and frontier markets. An issuer of a security generally will be considered to be located in a particular non-U.S. country, including an emerging market country or frontier market country, if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

The Fund focuses on investments in infrastructure networks that generate stable revenue streams and positive cash flow. The Fund will also seek opportunities to participate in the growth in global infrastructure spending. Forward Management, LLC’s (“Forward Management” or the “Advisor”) investment process utilizes fundamental and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s assets and calculating relative return potential.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including ETFs that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance.

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Forward Global Infrastructure Fund

There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Infrastructure-Related Investment: Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may

42

Forward Global Infrastructure Fund

be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

The Fund began operations as the Kensington Global Infrastructure Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Global Infrastructure Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington Global Infrastructure Fund.

Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2009	25.10%
Worst Quarter – September 30, 2008	–22.63%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	Since Inception
Forward Global Infrastructure Fund – Institutional Class (Inception: 6/29/07)
Return Before Taxes	11.69%	11.22%	1.14%
Return After Taxes on Distributions	11.57%	10.85%	0.89%
Return After Taxes on Distributions and Sale of Fund Shares	6.96%	9.06%	1.04%
S&P Global Infrastructure Index	14.99%	11.17%	1.86%
Forward Global Infrastructure Fund – Investor Class (Inception: 5/2/11)
Return Before Taxes	11.31%	N/A	2.70%
S&P Global Infrastructure Index	14.99%	N/A	5.46%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, Ian Goltra, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Visse leads the Fund’s investment team. Messrs. Beam and Visse have managed the Fund since its inception in June 2007. Messrs. McGowan and O’Donnell have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

43

Forward Global Infrastructure Fund

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

44

Forward Growth & Income Allocation Fund

Investment Objective

The Fund seeks moderate potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.53%	0.28%
Acquired Fund Fees and Expenses	1.11%	1.11%
Total Annual Fund Operating Expenses	1.99%	1.49%
Fee Waiver and/or Expense Reimbursement(1)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.89%	1.39%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2015. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$192	$142
3 Years	$615	$461
5 Years	$1,063	$803
10 Years	$2,306	$1,769

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying

45

Forward Growth & Income Allocation Fund

Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

46

Forward Growth & Income Allocation Fund

Calendar Year Total Returns—Institutional Class

Best Quarter – September 30, 2009	13.88%
Worst Quarter – December 31, 2008	–14.01%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward Growth & Income Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	8.61%	9.52%	4.37%	3.47%
Return After Taxes on Distributions	6.94%	8.18%	3.27%	2.41%
Return After Taxes on Distributions and Sale of Fund Shares	4.85%	7.01%	3.04%	2.31%
Forward Growth & Income Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	8.06%	8.97%	3.86%	2.95%
MSCI ACWI GDP Weighted Index	16.39%	13.95%	8.53%	6.71%
Growth & Income Allocation Blended Index (40% Barclays Global Aggregate GDP Weighted Index/60% MSCI ACWI GDP Weighted Index)	8.86%	10.51%	7.37%	6.83%
Barclays Global Aggregate GDP Weighted Index	–1.77%	4.79%	4.82%	6.07%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s investment team. Mr. Rowader has managed the Fund since February 2007. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008. Mr. Janec has managed the Fund since May 2014.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

47

Forward Growth Allocation Fund

Investment Objective

The Fund seeks high potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.53%	0.28%
Acquired Fund Fees and Expenses	1.13%	1.13%
Total Annual Fund Operating Expenses	2.01%	1.51%
Fee Waiver and/or Expense Reimbursement(1)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.91%	1.41%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2015. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$194	$144
3 Years	$621	$467
5 Years	$1,073	$814
10 Years	$2,326	$1,791

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

48

Forward Growth Allocation Fund

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

49

Forward Growth Allocation Fund

Calendar Year Total Returns—Institutional Class

Best Quarter – September 30, 2009	15.72%
Worst Quarter – December 31, 2008	–18.14%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward Growth Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	9.54%	9.93%	4.30%	2.94%
Return After Taxes on Distributions	7.91%	8.53%	3.29%	2.02%
Return After Taxes on Distributions and Sale of Fund Shares	5.37%	7.47%	3.10%	2.01%
Forward Growth Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	8.98%	9.37%	3.78%	2.43%
MSCI ACWI GDP Weighted Index	16.39%	13.95%	8.53%	6.71%
Growth Allocation Blended Index (20% Barclays Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index)	12.58%	12.27%	8.01%	6.84%
Barclays Global Aggregate GDP Weighted Index	–1.77%	4.79%	4.82%	6.07%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s investment team. Mr. Rowader has managed the Fund since February 2007. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008. Mr. Janec has managed the Fund since May 2014.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

50

Forward High Yield Bond Fund

Investment Objective

The Fund seeks high current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.46%	0.31%
Total Annual Fund Operating Expenses	1.21%	0.81%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$123	$83
3 Years	$384	$259
5 Years	$665	$449
10 Years	$1,464	$1,001

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 198% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in lower-rated bonds. The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Master II Index (the

“Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2014, the Benchmark’s duration was 4.18. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high-yield bonds, such as zero-coupon bonds, which pay interest only at maturity, or payment in kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest-rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation. The Fund may invest in debt securities of any maturity.

First Western Capital Management Company (“First Western” or the “Sub-Advisor”) selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. To select securities, the Sub-Advisor uses a bottom-up, credit research process. Company level analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. The Sub-Advisor looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective. The investment process also includes top-down research and sector analysis that establishes an investment policy based upon the Sub-Advisor’s view of the business cycle, interest rate trends, yield curve analysis, and sector analysis.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or

51

Forward High Yield Bond Fund

that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2009	12.45%
Worst Quarter – December 31, 2008	–14.59%

52

Forward High Yield Bond Fund

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward High Yield Bond Fund – Institutional Class (Inception: 5/1/00)
Return Before Taxes	6.62%	15.35%	7.24%	7.28%
Return After Taxes on Distributions	3.65%	12.17%	4.32%	4.17%
Return After Taxes on Distributions and Sale of Fund Shares	3.91%	10.92%	4.42%	4.31%
Forward High Yield Bond Fund – Investor Class (Inception: 5/1/00)
Return Before Taxes	6.19%	14.85%	6.86%	6.87%
BofA Merrill Lynch U.S. High Yield Master II Index	7.42%	18.65%	8.46%	7.98%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of First Western to act as sub-advisor to the Fund. The Fund is managed and all investment decisions are made by Steven S. Michaels. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 2000. Mr. Michaels has managed the Fund since May 2000.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

53

Forward Income & Growth Allocation Fund

Investment Objective

The Fund seeks high current income and some potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.61%	0.36%
Acquired Fund Fees and Expenses	1.03%	1.03%
Total Annual Fund Operating Expenses	1.99%	1.49%
Fee Waiver and/or Expense Reimbursement(1)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.89%	1.39%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2015. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$192	$142
3 Years	$615	$461
5 Years	$1,063	$803
10 Years	$2,306	$1,769

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. fixed-income, including mortgage-related and other asset-backed securities, international fixed-income, money market, U.S. equity, frontier and emerging market, and international equity. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide income and some capital appreciation to investors with a low risk tolerance and a 3-5 year investment time horizon. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

54

Forward Income & Growth Allocation Fund

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-
related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

55

Forward Income & Growth Allocation Fund

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Institutional Class

Best Quarter – September 30, 2009	10.77%
Worst Quarter – December 31, 2008	–7.66%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward Income & Growth Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	3.65%	7.94%	4.08%	3.89%
Return After Taxes on Distributions	–0.55%	5.92%	2.47%	2.34%
Return After Taxes on Distributions and Sale of Fund Shares	2.46%	5.45%	2.58%	2.43%
Forward Income & Growth Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	3.18%	7.39%	3.57%	3.38%
Barclays Global Aggregate GDP Weighted Index	–1.77%	4.79%	4.82%	6.07%
Income & Growth Allocation Blended Index (70% Barclays Global Aggregate GDP Weighted Index/30% MSCI ACWI GDP Weighted Index)	3.45%	7.73%	6.21%	6.59%
MSCI ACWI GDP Weighted Index	16.39%	13.95%	8.53%	6.71%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s investment team. Mr. Rowader has managed the Fund since February 2007. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008. Mr. Janec has managed the Fund since May 2014.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

56

Forward Income & Growth Allocation Fund

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

57

Forward Income Builder Fund

Investment Objective

The Fund seeks high current income and some stability of principal.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.71%	0.46%
Acquired Fund Fees and Expenses	1.09%	1.09%
Total Annual Fund Operating Expenses	2.15%	1.65%
Fee Waiver and/or Expense Reimbursement(1)	–0.07%	–0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.08%	1.58%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.99% and 0.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$211	$161
3 Years	$666	$513
5 Years	$1,147	$890
10 Years	$2,474	$1,946

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, global real estate, infrastructure, dividend-oriented strategies, preferred securities, and international equity. The Fund’s investments in equity Underlying Funds will focus principally on income producing equity securities. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide income to investors with a lower risk tolerance by allocating the Fund’s investments to income producing assets that are exhibiting a statistically higher yield relative to other income producing assets while also managing the volatility of the Fund. The Fund’s volatility is expected to be similar to the volatility of the Income Builder Blended Index, which consists of 85% Barclays Global Aggregate Bond Index and 15% MSCI ACWI. The Advisor may from time to time modify the asset allocation of the Fund in response to the Advisor’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

58

Forward Income Builder Fund

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Infrastructure-Related Investment: Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other

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Forward Income Builder Fund

providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Municipal Bonds: Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart

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Forward Income Builder Fund

shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Institutional Class

Best Quarter – September 30, 2009	6.79%
Worst Quarter – June 30, 2013	–3.12%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward Income Builder Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	5.34%	8.91%	4.93%	5.05%
Return After Taxes on Distributions	3.02%	7.00%	3.16%	3.27%
Return After Taxes on Distributions and Sale of Fund Shares	2.99%	6.21%	3.12%	3.21%
Forward Income Builder Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	4.80%	8.37%	4.41%	4.53%
Barclays Global Aggregate Bond Index	–2.60%	3.91%	4.46%	5.73%
Income Builder Blended Index (85% Barclays Global Aggregate Bond Index/15% MSCI ACWI)	0.98%	5.73%	5.10%	5.83%
MSCI ACWI	23.44%	15.53%	7.72%	5.20%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s investment team. Mr. Rowader has managed the Fund since February 2007. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008. Mr. Janec has managed the Fund since May 2014.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

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Forward Income Builder Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward International Dividend Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.37%	0.27%
Interest Expense on Borrowings	0.11%	0.11%
Total Other Expenses	0.48%	0.38%
Total Annual Fund Operating Expenses	1.58%	1.23%
Fee Waiver and/or Expense Reimbursement(1)	–0.13%	–0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45%	1.10%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.34% and 0.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$148	$112
3 Years	$486	$377
5 Years	$848	$663
10 Years	$1,865	$1,476

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies located outside of the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may invest a significant amount of its net assets in emerging market companies. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Fund may invest in securities of companies having any capitalization.

The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. Forward Management, LLC (“Forward Management” or the “Advisor”) generally chooses not to hedge the Fund’s currency exposure.

The Advisor selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may use such borrowed money to engage in a dividend-capture strategy. Such strategy is an income producing strategy in which a particular security about to pay a dividend is purchased, the security is held until its dividend is captured, and then the security is sold in order to purchase another security about to pay a dividend. The Fund may also engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing or selling options or futures contracts and engaging in short sales.

In order to reduce transaction costs, the Advisor will purchase futures to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

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Forward International Dividend Fund

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset

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Forward International Dividend Fund

value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On December 1, 2008, Forward Management assumed all responsibilites for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2008 represent performance of prior sub-advisors to the Fund.

Calendar Year Total Returns—Investor Class

Best Quarter – June 30, 2009	22.11%
Worst Quarter – December 31, 2008	–29.65%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward International Dividend Fund – Investor Class (Inception: 10/1/98)
Return Before Taxes	12.14%	13.85%	6.12%	4.93%
Return After Taxes on Distributions	9.94%	11.30%	4.51%	3.84%
Return After Taxes on Distributions and Sale of Fund Shares	6.82%	10.68%	4.79%	3.91%
MSCI ACWI ex-USA	15.78%	13.32%	8.04%	7.03%
Forward International Dividend Fund – Institutional Class (Inception: 5/1/07)
Return Before Taxes	12.46%	14.15%	N/A	–0.90%
MSCI ACWI ex-USA	15.78%	13.32%	N/A	1.55%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, Eric Sagmeister, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Ruff leads the Fund’s investment team. Messrs. Ruff, Coleman, Brewington, and O’Donnell have managed the Fund since December 2008. Mr. Sagmeister has managed the Fund since October 2013.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward International Real Estate Fund

Investment Objective

The Fund seeks total return from both capital appreciation and current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.50%	0.41%
Total Annual Fund Operating Expenses	1.75%	1.41%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$178	$144
3 Years	$551	$446
5 Years	$948	$771
10 Years	$2,060	$1,689

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 202% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in non-U.S. securities of real estate and real estate-related companies in at least three different countries. The Fund may invest in equity securities, debt securities and limited partnership interests and its investments may include other securities, such as synthetic instruments and real estate investment trusts (REITs). Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, options, exchange-traded funds, American Depositary Receipts, and European Depositary Receipts. The Fund may invest up to 20% of its assets in U.S. real estate and real estate related companies. The Fund may invest in securities of companies having any capitalization and debt securities of any maturity. The Fund may also leverage its portfolio by borrowing money to purchase securities.

The Fund may also invest in issuers located in emerging or frontier markets countries. An issuer generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Forward Management, LLC (“Forward Management” or the “Advisor”) allocates the Fund’s assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the Advisor utilizes fundamental real estate analysis and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential among other things.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with

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Forward International Real Estate Fund

borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes

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Forward International Real Estate Fund

in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

The Fund began operations as the Kensington International Real Estate Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington International Real Estate Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington International Real Estate Fund.

Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2009	30.59%
Worst Quarter – December 31, 2008	–27.54%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	Since Inception
Forward International Real Estate Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes	–3.31%	15.63%	2.37%
Return After Taxes on Distributions	–5.70%	11.55%	–0.11%
Return After Taxes on Distributions and Sale of Fund Shares	–1.61%	10.81%	0.98%
FTSE EPRA/NAREIT Developed ex-US Index	6.14%	15.86%	3.05%
Forward International Real Estate Fund – Investor Class (Inception: 5/2/11)
Return Before Taxes	–3.51%	N/A	5.55%
FTSE EPRA/NAREIT Developed ex-US Index	6.14%	N/A	6.19%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

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Forward International Real Estate Fund

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, Ian Goltra, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. McGowan leads the Fund’s investment team. Mr. Beam has managed the Fund since its inception in April 2006. Mr. McGowan has managed the Fund since May 2008. Messrs. Visse and O’Donnell have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward International Small Companies Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.44%	0.34%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.70%	1.35%
Fee Waiver and/or Expense Reimbursement(1)	–0.05%	–0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%	1.30%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.64%, and 1.29%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$168	$132
3 Years	$531	$423
5 Years	$918	$734
10 Years	$2,002	$1,618

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. For purposes of the Fund’s investment strategy, small capitalization companies may include any company with a market capitalization equal to or less than any company in the MSCI EAFE Small Cap Index at the time of purchase. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country.

Pictet Asset Management Limited (“Pictet Ltd” or the “Sub-Advisor”) typically focuses its research on companies with market capitalizations of companies in the Fund’s benchmark, the MSCI EAFE Small Cap Index. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $150 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 120-130 top investment opportunities using a systematic approach to stock selection and portfolio construction consisting of three stages: research short list; primary research; and stock selection. The research short list is created by screening more than 10,000 companies using both absolute measures of value based on returns to equity investors, and relative measures based on return on capital employed. The primary research stage includes a review of a company’s strategy, operations, internal controls and management. This evaluation includes a review of financial statements focusing on balance sheet strength, operating performance and valuation. Finally, at the stock selection stage, the Sub-Advisor constructs the portfolio using a team approach. The Fund’s exposure is monitored at the regional, sector and stock level.

In order to reduce transaction costs, Forward Management, LLC (“Forward Management” or the “Advisor”) will purchase exchange-traded funds (“ETFs”) and derivatives, including futures, swap agreements and structured notes, to manage the Fund’s cash holdings by gaining exposure to the types of securities

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Forward International Small Companies Fund

and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for derivative investments entered into by the Fund.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the

Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

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Forward International Small Companies Fund

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2009	23.52%
Worst Quarter – September 30, 2008	–23.85%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward International Small Companies Fund – Institutional Class (Inception: 2/7/96)
Return Before Taxes	28.42%	14.69%	8.68%	9.03%
Return After Taxes on Distributions	27.44%	14.30%	7.96%	7.48%
Return After Taxes on Distributions and Sale of Fund Shares	16.33%	11.82%	7.06%	6.90%
MSCI EAFE Small Cap Index	29.69%	18.89%	9.85%	6.13%
Forward International Small Companies Fund – Investor Class (Inception: 3/5/02)
Return Before Taxes	27.95%	14.29%	8.33%	10.33%
MSCI EAFE Small Cap Index	29.69%	18.89%	9.85%	11.80%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund. Forward Management has engaged the services of Pictet Ltd, which is part of Pictet Asset Management, to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Bill Barker, Team Head and Senior Investment Manager, Justin Hill, Senior Investment Manager, and Oliver Knobloch, Senior Investment Manager. Mr. Barker has managed the Fund since November 2007. Mr. Hill has managed the Fund since October 2001. Mr. Knobloch has managed the Fund since September 2006.

(Cash Portion Only)

Forward Management directly manages the cash portion of the Fund without the use of a sub-advisor. The cash portion of the Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the investment team with respect to the cash portion of the Fund. Messrs. Rowader, Broughton, and O’Donnell have managed the cash portion of the Fund since November 2011. Mr. Janec has managed the cash portion of the Fund since May 2012.

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Forward International Small Companies Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

73

Forward Investment Grade Fixed-Income Fund

Investment Objective

The Fund seeks generation of current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.71%	0.56%
Total Annual Fund Operating Expenses	1.46%	1.06%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$149	$108
3 Years	$462	$337
5 Years	$797	$584
10 Years	$1,744	$1,293

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 222% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment grade, debt securities or synthetic or other instruments (i.e., options, swaps, including credit default swaps, and futures) that have similar economic characteristics to investment grade debt securities. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality. The Fund’s portfolio duration will typically be within two years of the Fund’s benchmark, the Barclays U.S. Government/Credit Bond Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2014, the Benchmark’s duration was 5.80.

The investment process includes both top-down and bottom-up decision making. The top-down analysis is determined by Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”), which establishes an outlook for global bond markets over the next three to five years. Selected members of the investment staff monitor monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc., and the outlook is supplemented by quarterly economic forums which are used to evaluate growth and inflation over the business cycle horizon of the next 6 to12 months.

Sector specialists play a key role in bottom-up security selection determining relative value within their sectors. Sector specialists are assisted by a staff of analysts who conduct independent security analysis, and library of proprietary analytical software helps to quantify risks and relative value in different securities.

The Sub-Advisor’s Investment Committee defines the model portfolio and a generalist portfolio manager is assigned to manage the portfolio. This portfolio manager is required to keep portfolio characteristics within a moderate range around the model’s targets.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain

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Forward Investment Grade Fixed-Income Fund

derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On May 19, 2008, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before May 19, 2008 represent performance of prior sub-advisors to the Fund.

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Forward Investment Grade Fixed-Income Fund

Calendar Year Total Returns—Institutional Class

Best Quarter – September 30, 2009	7.59%
Worst Quarter – June 30, 2008	–3.52%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 years	Since Inception
Forward Investment Grade Fixed-Income Fund – Institutional Class (Inception: 6/15/92)
Return Before Taxes	–2.96%	6.17%	4.30%	5.50%
Return After Taxes on Distributions	–4.28%	4.62%	2.43%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares	–1.66%	4.21%	2.61%	3.40%
Barclays U.S. Government/Credit Bond Index	–2.35%	4.40%	4.52%	6.14%
Forward Investment Grade Fixed-Income Fund – Investor Class (Inception: 7/14/98)
Return Before Taxes	–3.52%	5.68%	3.84%	4.56%
Barclays U.S. Government/Credit Bond Index	–2.35%	4.40%	4.52%	5.41%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of PIMCO to act as sub-advisor to the Fund. The portfolio manager of the Fund is Mohit Mittal. Mr. Mittal is a Managing Director and portfolio manager for PIMCO and has managed the Fund since April 2014.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Managed Futures Strategy Fund

Investment Objective

The Fund seeks long term total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee(1)	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses of the Fund	0.99%	0.89%
Other Expenses of the Subsidiary(2)	0.81%	0.81%
Total Other Expenses	1.80%	1.70%
Acquired Fund Fees and Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	3.12%	2.77%
Fee Waiver and/or Expense Reimbursement(3)	–0.54%	–0.54%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.58%	2.23%

(1)	The Fund may invest a portion of its assets in a wholly owned Cayman subsidiary. The Subsidiary (as defined below) has entered into a separate advisory agreement with Forward Management, LLC (“Forward Management”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

(2)	Other Expenses of the Subsidiary include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the Subsidiary, including administrative, audit, custody and legal expenses.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, expenses of the Subsidiary, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.70% and 1.35%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$261	$226
3 Years	$912	$808
5 Years	$1,587	$1,416
10 Years	$3,388	$3,056

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks exposure to the futures markets. The Fund will generally invest in futures-related instruments that track the performance of futures contracts included in the Credit Suisse Multi-Asset Futures Strategy Index (the “CSMF Index”). Futures contracts are agreements to purchase or sell a commodity, currency, stock, bond or other instrument in the future. The CSMF Index is composed of long and short futures contracts. The CSMF Index’s positioning is driven by a quantitative strategy that determines whether it is long or short an individual futures contract on the basis of the contract’s price relative to the 250-day moving average price of that futures contract. The CSMF Index seeks positive absolute returns at bullish and at bearish points in the futures contract price cycle for each of the liquid futures contracts that are eligible for inclusion in the CSMF Index. The primary asset classes included in the CSMF Index are commodities, currencies, equity indices and fixed income. The CSMF Index will take long positions in futures contracts with strong positive positioning relative to its 250-day moving average price and short positions in futures contracts with strong negative positioning relative to the 250-day moving average price. The composition of the CSMF Index is determined monthly. The CSMF Index may be comprised of all long, all short, or a combination of long and short positions.

The Fund will employ a strategy that provides synthetic long and synthetic short exposure to the futures contracts that correspond to the long and short futures contract positioning of the CSMF Index. The Fund gains this synthetic exposure to futures markets through investments in derivative instruments, including swap

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Forward Managed Futures Strategy Fund

agreements and index-linked notes (sometimes referred to as “structured notes”), and through investments in the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Forward Management, LLC (“Forward Management” or “Advisor”), the Fund’s investment advisor, and has the same investment objective as the Fund. As discussed elsewhere in the Fund’s prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets.

The Fund will target an annualized volatility level of approximately 15%, although the Fund’s actual volatility level may be higher or lower depending on market conditions and the Fund’s investments. Volatility is a measure of the change in price of an asset over time and a higher volatility level means that an asset’s value will increase or decrease by larger amounts over a time period than an asset with a lower volatility level. From time to time, the CSMF Index may have an expected volatility level below the targeted rate. In that event, the Advisor will seek to increase the Fund’s volatility level by increasing exposure to the futures markets and through the use of investments that have a leveraging effect, which increases the Fund’s exposure to changes in the price of an asset.

The Fund may invest in futures-related instruments either directly or through the Subsidiary. Assets not invested in futures-related instruments either directly or through the Subsidiary may be invested in fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality and/or shares of fixed income exchange-traded funds (“ETFs”).

Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2014, the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index was 2.69.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may, without limitation, seek exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The Fund may also purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund is generally expected to engage in frequent and active trading of portfolio securities.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives

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Forward Managed Futures Strategy Fund

strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Subsidiary: By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the provisions of the 1940 Act.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

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Forward Managed Futures Strategy Fund

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Institutional Class

Best Quarter – December 31, 2013	4.47%
Worst Quarter – September 30, 2013	–4.19%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Managed Futures Strategy Fund – Institutional Class (Inception: 01/30/12)
Return Before Taxes	3.14%	–8.61%
Return After Taxes on Distributions	1.87%	–9.19%
Return After Taxes on Distributions and Sale of Fund Shares	1.78%	–6.75%
Forward Managed Futures Strategy Fund – Investor Class (Inception: 01/30/12)
Return Before Taxes	2.83%	–8.91%
Credit Suisse Multi-Asset Futures Strategy Index	4.43%	–3.35%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s and the Subsidiary’s investment team. Messrs. Rowader, Broughton and O’Donnell have managed the Fund since its inception in January 2012. Mr. Janec has managed the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

80

Forward Managed Futures Strategy Fund

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

81

Forward Multi-Strategy Fund

Investment Objective

The Fund seeks high potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.84%	0.59%
Acquired Fund Fees and Expenses	1.54%	1.54%
Total Annual Fund Operating Expenses	2.73%	2.23%
Fee Waiver and/or Expense Reimbursement(1)	–0.20%	–0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.53%	2.03%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.99%, and 0.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$256	$206
3 Years	$828	$678
5 Years	$1,426	$1,176
10 Years	$3,042	$2,545

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, money market, long/short, tactical and other alternative investment strategies. Forward Management, LLC (“Forward Management” or the “Advisor”) uses an asset allocation strategy designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more. The Advisor may from time to time modify the asset allocation of the Fund in response to the Advisor’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes and investment strategies represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

82

Forward Multi-Strategy Fund

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index and an index of other funds of funds over time. A brief description of the indices is included in the Appendix to the Fund’s prospectus. The performance of the market index does not reflect deductions for fees, expenses or taxes and the performance of the index of other funds of funds does not reflect deductions for taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns – Institutional Class

Best Quarter – June 30, 2009	17.80%
Worst Quarter – December 31, 2008	–22.04%

83

Forward Multi-Strategy Fund

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward Multi-Strategy Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	6.39%	9.44%	3.64%	1.80%
Return After Taxes on Distributions	5.21%	8.41%	2.98%	1.27%
Return After Taxes on Distributions and Sale of Fund Shares	3.61%	7.18%	2.70%	1.27%
Forward Multi-Strategy Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	5.78%	8.88%	3.11%	1.28%
MSCI ACWI	8.72%	4.82%	3.36%	3.85%
HFRI Fund of Funds Composite Index	23.44%	15.53%	7.72%	5.20%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Rowader and O’Donnell lead the Fund’s investment team. Mr. Rowader has managed the Fund since February 2007. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008. Mr. Janec has managed the Fund since May 2014.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

84

Forward Real Estate Fund

Investment Objective

The Fund seeks income with capital appreciation as a secondary goal.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.53%	0.43%
Total Annual Fund Operating Expenses	1.63%	1.28%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$166	$130
3 Years	$514	$406
5 Years	$886	$702
10 Years	$1,930	$1,543

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of real estate companies. Under normal conditions, the Fund expects to invest principally in common stock and units of beneficial interest of real estate investment trusts (REITs), preferred stock, rights to purchase common stock and securities which may convert into common stock of real estate companies. The Fund may invest in securities of real estate companies of any market capitalization. If market conditions warrant, the Fund may invest in debt securities issued or guaranteed by real estate companies, which may be of any maturity or credit quality.

Security selection is guided by the comparison of current market prices for securities relative to their estimated fair value in a process conducted by Forward Management, LLC (“Forward Management” or the “Advisor”). Fair value is estimated based on both a discounted cash flow approach and a net asset value approach. Both approaches are reconciled based on the relevance of each given business conditions and the issuing company’s prospects.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

85

Forward Real Estate Fund

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On March 1, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below represent performance of prior sub-advisors to the Fund.

Calendar Year Total Returns—Investor Class

Best Quarter – September 30, 2009	31.50%
Worst Quarter – December 31, 2008	–38.32%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward Real Estate Fund – Investor Class (Inception: 5/10/99)
Return Before Taxes	2.47%	14.16%	6.36%	8.32%
Return After Taxes on Distributions	1.35%	13.53%	5.13%	6.96%
Return After Taxes on Distributions and Sale of Fund Shares	2.05%	11.19%	5.10%	6.64%
FTSE NAREIT Equity REITs Index	2.47%	16.50%	8.42%	10.10%
S&P 500 Index	32.39%	17.94%	7.41%	4.15%
Forward Real Estate Fund – Institutional Class (Inception: 5/1/08)
Return Before Taxes	2.81%	14.38%	N/A	1.53%
FTSE NAREIT Equity REITs Index	2.47%	16.50%	N/A	3.48%
S&P 500 Index	32.39%	17.94%	N/A	7.26%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary.

86

Forward Real Estate Fund

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, Ian Goltra, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Beam and Goltra lead the Fund’s investment team. Messrs. Beam, Goltra, McGowan, Visse, and O’Donnell have managed the Fund since March 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

87

Forward Real Estate Long/Short Fund

Investment Objective

The Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.53%	0.43%
Dividend Expense on Short Sales	0.31%	0.31%
Interest Expense on Borrowings	0.34%	0.34%
Total Other Expenses	1.18%	1.08%
Total Annual Fund Operating Expenses	2.43%	2.08%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$246	$211
3 Years	$757	$652
5 Years	$1,295	$1,118
10 Years	$2,762	$2,407

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of issuers engaged primarily in the real estate industry such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Its investments in these issuers may include equity securities, debt obligations and other senior securities (e.g., convertible bonds and preferred stock) and limited partnership interests. The Fund may invest in both U.S. and non-U.S. real estate securities as well as companies located in emerging and frontier market countries.

Forward Management, LLC (“Forward Management” or the “Advisor”) uses a variety of strategies in managing the Fund’s investments. The Advisor may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options, selling securities short or writing covered call options. The Fund’s short positions may equal up to 100% of the Fund’s net asset value.The Fund may also leverage its portfolio by borrowing money to purchase securities. The Fund may also purchase restricted securities or securities which are deemed to be not readily marketable.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

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Forward Real Estate Long/Short Fund

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

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Forward Real Estate Long/Short Fund

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

The Fund began operations as the Kensington Strategic Realty Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Strategic Realty Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington Strategic Realty Fund.

Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2009	38.93%
Worst Quarter – December 31, 2008	–49.40%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	Since Inception
Forward Real Estate Long/Short Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes	2.73%	20.57%	0.21%
Return After Taxes on Distributions	1.94%	19.04%	–1.64%
Return After Taxes on Distributions and Sale of Fund Shares	1.55%	16.09%	–0.12%
FTSE NAREIT Composite Index	2.34%	16.47%	3.77%
FTSE NAREIT Equity REITs Index	2.47%	16.50%	4.26%
Forward Real Estate Long/Short Fund – Investor Class (Inception: 5/2/11)
Return Before Taxes	2.37%	N/A	6.06%
FTSE NAREIT Composite Index	2.34%	N/A	6.17%
FTSE NAREIT Equity REITs Index	2.47%	N/A	5.88%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, Ian Goltra, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Goltra leads the Fund’s investment team. Mr. Beam has managed the Fund since its inception in September 1999. Mr. McGowan has managed the Fund since May 2008. Messrs. Visse and O’Donnell have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts

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Forward Real Estate Long/Short Fund

•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Select EM Dividend Fund

Investment Objective

The Fund seeks to achieve high total return through capital appreciation and current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.10%	1.10%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.62%	0.52%
Interest Expense on Borrowings	0.12%	0.12%
Total Other Expenses	0.74%	0.64%
Total Annual Fund Operating Expenses	2.09%	1.74%
Fee Waiver and/or Expense Reimbursement(1)	–0.23%	–0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.86%	1.51%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.74% and 1.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$189	$154
3 Years	$632	$525
5 Years	$1,102	$922
10 Years	$2,399	$2,030

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 210% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies located in emerging market countries. The Fund normally invests in not fewer than eight emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

Forward Management, LLC (“Forward Management” or the “Advisor”) selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess country factors, industry dynamics, business franchise/management strategy, financial analysis and valuation. The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. The Advisor generally chooses not to hedge the Fund’s currency exposure.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may use such borrowed money to engage in a dividend-capture strategy. Such strategy is an income producing strategy in which a particular security about to pay a dividend is purchased, the security is held until its dividend is captured, and then the security is sold in order to purchase another security about to pay a dividend. The Fund may also engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing or selling options or futures contracts and engaging in short sales.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

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Forward Select EM Dividend Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments,

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Forward Select EM Dividend Fund

were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Investor Class

Best Quarter – March 31, 2012	15.72%
Worst Quarter – June 30, 2013	–7.18%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Select EM Dividend Fund – Investor Class (Inception: 5/2/11)
Return Before Taxes	–0.62%	0.66%
Return After Taxes on Distributions	–2.66%	–0.74%
Return After Taxes on Distributions and Sale of Fund Shares	–0.32%	0.16%
MSCI Emerging Markets Index	–2.27%	–3.92%
Forward Select EM Dividend Fund – Institutional Class (Inception: 5/3/11)
Return Before Taxes	–0.19%	2.06%
MSCI Emerging Markets Index	–2.27%	–3.31%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, Eric Sagmeister, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Ruff leads the Fund’s investment team. Messrs. Ruff, Coleman, Brewington, and O’Donnell have managed the Fund since its inception in May 2011. Mr. Sagmeister has managed the Fund since October 2013.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

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Forward Select EM Dividend Fund

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Select Income Fund

Investment Objective

The Fund seeks high current income and potential for modest long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.34%	0.24%
Interest Expense on Borrowings	0.15%	0.15%
Total Other Expenses	0.49%	0.39%
Total Annual Fund Operating Expenses	1.74%	1.39%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$177	$142
3 Years	$548	$440
5 Years	$943	$760
10 Years	$2,049	$1,667

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in income-producing securities. The Fund invests primarily in securities of companies in the real estate industry, such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Investments in these issuers are expected to include a significant portion of assets in preferred stock, as well as convertible preferred stock, debt obligations and other senior securities. The Fund may invest a significant portion of its assets in preferred stock. The Fund may also invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent Forward Management, LLC (“Forward Management” or the “Advisor”) deems appropriate.

The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity. The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may purchase restricted securities or securities which are deemed to be not readily marketable. The Fund may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular

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industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

The Fund began operations as the Kensington Select Income Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Select Income Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington Select Income Fund.

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Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2009	38.98%
Worst Quarter –September 30, 2008	–23.83%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	Since Inception
Forward Select Income Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes	4.71%	23.63%	5.11%
Return After Taxes on Distributions	1.40%	19.92%	2.27%
Return After Taxes on Distributions and Sale of Fund Shares	3.02%	17.72%	2.83%
BofA Merrill Lynch Preferred Index	–3.65%	9.23%	1.49%
Forward Select Income Fund – Investor Class (Inception: 10/26/11)
Return Before Taxes	4.33%	N/A	12.18%
BofA Merrill Lynch Preferred Index	–3.65%	N/A	5.34%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, Ian Goltra, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Beam leads the Fund’s investment team. Mr. Beam has managed the Fund since its inception in March 2001. Messrs. McGowan, Visse, Goltra, and O’Donnell have managed the Fund since June 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Select Opportunity Fund

Investment Objective

The Fund seeks total return through current income and long-term capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee(1)	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses of the Fund(2)	0.63%	0.53%
Other Expenses of the Subsidiary(2)(3)	0.34%	0.34%
Interest Expense on Borrowings(2)	0.07%	0.07%
Total Other Expenses	1.04%	0.94%
Total Annual Fund Operating Expenses	2.29%	1.94%
Fee Waiver and/or Expense Reimbursement(4)	–0.30%	–0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.99%	1.64%

(1)	The Fund may invest a portion of its assets in a wholly owned Cayman subsidiary. The subsidiary has entered into a separate advisory agreement with Forward Management, LLC (“Forward Management”) for the management of the subsidiary’s portfolio pursuant to which the subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the subsidiary is in place.

(2)	Other Expenses of the Fund, Other Expenses of the Subsidiary and Interest Expense on Borrowings are based on estimated amounts for the current fiscal year.

(3)	Other Expenses of the Subsidiary include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the subsidiary, including administrative, audit, custody and legal expenses.

(4)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, expenses of the subsidiary, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.58% and 1.23%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$202	$167
3 Years	$686	$580

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. For the period July 31, 2013 – December 31, 2013, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a portfolio of equity, fixed income, and hybrid securities that Forward Management, LLC (the “Advisor”) believes offer opportunities for total return, consisting of both income and capital appreciation. In considering investments, the Advisor pursues a value-oriented philosophy focused on an issuer’s cash flow, asset quality and management capability. The Fund’s allocations to equity, fixed income and hybrid securities will vary over time based upon the Manager’s assessment of general market and economic conditions and may shift frequently. Although the Fund normally holds a portfolio of equity, fixed income, and hybrid securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The equity securities in which the Fund may invest include common and preferred stock (including convertible preferred stock), depository receipts, rights and warrants to subscribe for the purchase of equity securities, interests in real estate investment trusts (“REITs”), and interests in master limited partnerships (“MLPs”). The Fund may invest in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges without limitation.

The fixed income securities in which the Fund may invest include U.S. and non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities, short-term debt obligations of foreign governments, and foreign money market instruments, which may be denominated in foreign currencies. The Fund may invest in fixed income securities of any quality and maturity.

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Forward Select Opportunity Fund

Hybrid securities are securities that have characteristics of both equity and debt securities. The Fund may invest in hybrid securities of U.S. and non-U.S. issuers, including hybrid securities denominated in foreign currencies. The Fund may invest in hybrid securities of issuers in all market capitalization ranges and of any quality and maturity.

The Fund may invest directly or indirectly in restricted securities or securities that are deemed to not be readily marketable. The Fund’s investments in these securities may include equity or fixed income securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC, including offerings outside the United States.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may also engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the

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securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,”

including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Value Stocks: Investment in the securities of companies believed to be undervalued involves the risk that such securities may, in fact, be appropriately priced. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, Ian Goltra, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Beam leads the Fund’s investment team. Messrs. Beam, McGowan, Visse, Goltra, and O’Donnell have managed the Fund since July 2013.

Purchase and Sale Of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

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Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Small Cap Equity Fund

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(1)	0.67%	0.57%
Total Annual Fund Operating Expenses	1.77%	1.42%
Fee Waiver and/or Expense Reimbursement(2)	–0.28%	–0.28%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.49%	1.14%

(1)	Restated to reflect current fees for Investor Class shares.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49% and 1.14%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$152	$116
3 Years	$530	$422
5 Years	$933	$749
10 Years	$2,058	$1,676

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of small capitalization companies. The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments. For purposes of the Fund’s investment strategy, small capitalization companies generally are companies with market capitalizations of up to $3 billion at the time of initial purchase. However, small capitalization companies may include any company with a market capitalization equal to or less than any company in the Russell 2000 Index at time of purchase.

Forward Management, LLC (“Forward Management” or the “Advisor”) seeks to invest in companies that it believes have the potential to outperform the Fund’s benchmark index. The Advisor’s investment strategy includes quantitative screening techniques, fundamental analysis and risk management. Security selection seeks to position the Fund in small cap stocks exhibiting combinations of fundamental quality, earnings growth, revenue growth, cash flow growth, business restructurings or equity spin-offs which have the potential to result in future price appreciation.

When considering stocks, the Advisor seeks to draw on both internal and external resources to assess industry dynamics, business franchise/management strategy, total addressable market, thematic opportunities, financial analysis, attractiveness of earnings growth, cash flow strength, revenue growth potential, balance sheet strength, or valuation characteristics.

The Advisor attempts to invest in companies demonstrating fundamental growth potential and trading at attractive valuation prices. Stock purchases can fall into a number of categories including: (a) Durable Growth Ideas – these stocks frequently exhibit consistent growth rates, strong management teams and sustainable earnings prospects; (b) Contrarian Ideas – these stocks are confronted by short term issues and market overreactions; (c) Emerging & Undiscovered Ideas – these stocks tend to have few institutional holders and limited Wall Street research analyst coverage; and (d) Thematic Ideas – these stocks try to capitalize on a large growing market opportunity, new business models or rapid innovation.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

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Forward Small Cap Equity Fund

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On February 1, 2011, Forward Management assumed all responsibility for selecting the Fund’s investments and incorporated new principal investment strategies as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before February 1, 2011 represent performance of the prior sub-advisor to the Fund.

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Forward Small Cap Equity Fund

Calendar Year Total Returns—Investor Class

Best Quarter – December 31, 2010	16.12%
Worst Quarter – December 31, 2008	–26.53%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward Small Cap Equity Fund – Investor Class (Inception: 10/1/98)
Return Before Taxes	37.73%	12.94%	5.88%	7.36%
Return After Taxes on Distributions	37.73%	12.94%	5.35%	6.97%
Return After Taxes on Distributions and Sale of Fund Shares	21.36%	10.37%	4.74%	6.16%
Russell 2000 Index	38.82%	20.08%	9.07%	9.63%
Forward Small Cap Equity Fund – Institutional Class (Inception: 6/6/02)
Return Before Taxes	38.08%	13.37%	6.27%	6.88%
Russell 2000 Index	38.82%	20.08%	9.07%	9.69%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are presented for the Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: David Readerman, CFA, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Readerman and O’Donnell have managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Tactical Enhanced Fund

Investment Objective

The Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.15%	1.15%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.39%	0.29%
Recoupment of Past Waived Fees(1)	0.03%	0.03%
Total Other Expenses	0.42%	0.32%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	1.85%	1.50%

(1)	Pursuant to contractual agreement (“Expense Limitation Agreement”), the Advisor previously agreed to waive a portion of its fees and reimburse other expenses in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to certain levels. Pursuant to the Expense Limitation Agreement, the Fund will reimburse the Advisor for any waived fees or expense reimbursements previously made by the Advisor, provided that any such reimbursements will not cause the Fund’s operating expenses for Investor Class and Institutional Class shares to exceed the lower of the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, if any, and the reimbursement is made within three years following the year in which the expenses were incurred.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$188	$153
3 Years	$582	$474
5 Years	$1,000	$818
10 Years	$2,166	$1,788

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11,621% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of instruments providing exposure, both long and short, to the U.S. and non-U.S. equity markets, including exchange-traded funds (“ETFs”), futures and options on securities, securities indices and shares of ETFs. The Fund may seek exposure to equity securities of issuers in all market capitalization ranges, including small capitalization companies, without limitation.

Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, repurchase agreements and/or in fixed income securities that are investment grade quality and have maturities of less than three years (“Fixed Income Securities”). The Fund’s Fixed Income Securities may include investments in the Forward Floating NAV Short Duration Fund or other Forward Funds.

The Fund’s investment strategy seeks to identify potential long and short investments for the Fund through quantitative analysis of factors including market breadth, market price movements, market trends and market volatility. Relative to the U.S. equity market, the Fund is expected to outperform in higher volatility market environments. Frequently, the Fund may underperform the U.S. equity market in lower volatility market environments. The Fund is expected to have significant investments in Fixed Income Securities when attractive long or short investment opportunities are not available. The Advisor adjusts the mix of the Fund’s long, short and Fixed Income Securities investments based on its analysis of market conditions and at times the Fund’s investment positions may be primarily long, short or in Fixed Income Securities. The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities. Generally, the Fund will maintain net investment exposure between 100% net long and 100% net short, although the Fund may have investment exposure up to 200% net long.

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Forward Tactical Enhanced Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the

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Forward Tactical Enhanced Fund

securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On November 1, 2012, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before November 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

Calendar Year Total Returns—Institutional Class

Best Quarter – March 31, 2012	9.82%
Worst Quarter – June 30, 2012	–3.51%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Tactical Enhanced Fund – Institutional Class (Inception: 12/31/10)
Return Before Taxes	0.51%	3.11%
Return After Taxes on Distributions	0.37%	2.69%
Return After Taxes on Distributions and Sale of Fund Shares	0.29%	2.42%
Forward Tactical Enhanced Fund – Investor Class (Inception: 12/31/10)
Return Before Taxes	0.12%	2.75%
S&P 500 Index	32.39%	16.18%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim Welsh, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Welsh and O’Donnell have managed the Fund since November 2012.

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Forward Tactical Enhanced Fund

Purchase and sale Of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, or (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

109

Forward Tactical Growth Fund

Investment Objective

The Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.15%	1.15%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.34%	0.24%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	1.77%	1.42%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$180	$145
3 Years	$557	$449
5 Years	$959	$776
10 Years	$2,081	$1,700

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,797% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of exchange-traded funds (“ETFs”) and instruments providing exposure to U.S. and non-U.S. equity securities (comprised of futures and options on securities, securities indices and shares of ETFs), which represent general asset classes, including both U.S. and overseas equity markets. The Fund may also invest in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges, including small capitalization stocks, without limitation. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash and cash equivalents and/or fixed income securities of U.S. and non-U.S. issuers that are investment grade quality and of any maturity.

The Fund’s investment strategy is designed to evaluate potential long and short investments in an attempt to isolate those securities that Broadmark Asset Management, LLC (“Broadmark” or the “Sub-Advisor”) believes are undervalued or overvalued relative to their intrinsic value and offer the greatest risk-adjusted potential for returns. The Sub-Advisor will rely on a variety of factors to determine whether the market itself or a particular sector or industry is undervalued or overvalued. Such factors include valuation and monetary conditions, investor sentiment, and momentum factors. Relative to the U.S. equity market, the Fund is expected to outperform in higher volatility market environments. Frequently, the Fund may underperform the U.S. equity market in lower volatility market environments. As part of this strategy, the Sub-Advisor seeks to invest in equity securities and indices in sectors and industry groups that it believes are more attractive on a relative basis.

Additionally, the Sub-Advisor may sell short equity securities that it believes are less attractive on a relative basis. The Fund may employ both leveraged investment techniques as well as short positions on target securities which allow the Fund a net exposure which can range from 120% net long to 100% net short in its portfolio. Generally, it is the Fund’s objective to maintain net exposure between 100% net long and 100% net short. The Fund may write covered put and call options and purchase put and call options on securities, securities indices and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities

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Forward Tactical Growth Fund

in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Forward Tactical Growth Fund

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Institutional Class

Best Quarter – March 31, 2012	7.51%
Worst Quarter – June 30, 2010	–4.38%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Tactical Growth Fund – Institutional Class (Inception: 9/14/09)
Return Before Taxes	15.74%	4.71%
Return After Taxes on Distributions	12.38%	3.86%
Return After Taxes on Distributions and Sale of Fund Shares	10.25%	3.54%
Forward Tactical Growth Fund – Investor Class (Inception: 9/14/09)
Return Before Taxes	15.31%	4.36%
S&P 500 Index	32.39%	16.52%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of Broadmark to act as sub-advisor to the Fund. The portfolio manager of the Fund is Christopher J. Guptill. Mr. Guptill, Co-Chief Executive Officer and Chief Investment Officer of Broadmark, has managed the Fund since its inception in September 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, or (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Total MarketPlus Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.66%	0.51%
Acquired Fund Fees and Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	1.47%	1.07%
Fee Waiver and/or Expense Reimbursement(1)	–0.16%	–0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%	0.91%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.25% and 0.85%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$133	$93
3 Years	$449	$324
5 Years	$787	$574
10 Years	$1,742	$1,290

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 218% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) (collectively, “Structured Products”) that have similar economic characteristics to common stocks of all capitalization issuers, such as those in the Fund’s benchmark, the Russell 3000 Index (the “Benchmark”). Forward Management, LLC (“Forward Management” or the “Advisor”) invests in Structured Products in place of investing directly in stocks to attempt to exceed the daily performance of the Benchmark, and the value of such Structured Products should closely track changes in the value of the Benchmark. However, the Structured Products may be purchased with a fraction of the assets that would be needed to purchase stocks directly, so that the remainder of the assets may be invested in fixed income instruments and Structured Products as further discussed below.

The Fund may invest a significant portion of its assets in fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality, and exchange-traded funds (“ETFs”) that invest in these fixed income instruments. Forward Management actively manages the Fund’s fixed income investments with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2014, the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index was 2.69.

Furthermore, Forward Management actively allocates a significant portion of the Fund’s assets to a series of strategies through Structured Products with the aim of diversifying the sources of potential excess return, which is likely to be beneficial in market environments in which the fixed income portion of the Fund’s portfolio may lose value (e.g., periods of rising interest rates). Forward Management focuses on five asset allocation strategies designed to complement the Fund’s fixed income strategy. Forward Management allocates the Fund’s assets among these five strategies based on certain market factors. The following

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Forward Total MarketPlus Fund

is a brief description of each of the strategies to which Forward Management may seek exposure through investments in Structured Products:

Carry Trade: A strategy that captures the difference in target interest rates of different countries through investment in currency forwards. By taking long positions in currencies of countries with high policy rates and short positions in currencies of countries with low policy rates, this type of strategy attempts to capture the difference between the policy rates.

Equity Arbitrage: A strategy that captures the difference in the performance of certain equity securities using factors such as momentum, valuation and corporate earnings signals. Through use of a quantitative process, this type of strategy ranks equities based on forecasted returns and takes a short position in a basket of equity securities with the lowest forecasted return and long positions in other equity securities with the highest forecasted return.

Volatility Arbitrage: A strategy that captures the difference in expected and realized volatility of certain equity securities. By taking a long position in an option combined with a short position in the underlying equity security (i.e., a long volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security eventually proves to be higher than the expected volatility on the option when the trade was initiated. Conversely, by taking a short position in an option combined with a long position in the underlying equity security (i.e., a short volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security is ultimately lower than the option’s expected volatility.

Roll Yield: A strategy that captures positive contract roll yield in the commodities market by using different contract terms. By investing in a basket of long-short commodity contract pairs that take long positions in later-dated commodities contracts and short positions in short-dated contracts, this type of strategy attempts to capture the mispricing of short-dated contracts.

Rate Arbitrage: A strategy that captures changes in the yield curve, inflation-protected securities premiums, or changes in term premiums. As an example, by taking a long position in inflation-protected securities and a short position in the overall bond market when expected inflation is rising, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are high. Conversely, by taking a short position in inflation-protected securities and a long position in the overall bond market when expected inflation is declining, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are low.

The Fund may invest all of its assets in Structured Products as described above. Assets not invested in Structured Products may be invested in fixed income instruments or held in cash and/or cash equivalents.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

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Forward Total MarketPlus Fund

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds: Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart

115

Forward Total MarketPlus Fund

shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On September 20, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before September 20, 2010 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

Calendar Year Total Returns—Institutional Class

Best Quarter – September 30, 2009	20.57%
Worst Quarter – December 31, 2008	–25.12%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 years	Since Inception
Forward Total MarketPlus Fund – Institutional Class (Inception: 8/24/92)
Return Before Taxes	31.33%	19.25%	7.88%	9.95%
Return After Taxes on Distributions	31.33%	17.96%	7.27%	8.53%
Return After Taxes on Distributions and Sale of Fund Shares	17.73%	15.08%	6.13%	7.81%
Russell 3000 Index	33.55%	18.71%	7.88%	9.69%
Forward Total MarketPlus Fund – Investor Class (Inception: 6/24/98)
Return Before Taxes	30.88%	18.77%	7.41%	5.40%
Russell 3000 Index	33.55%	18.71%	7.88%	5.67%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s investment team. Messrs. Rowader and O’Donnell have managed the Fund since September 2010. Messrs. Broughton and Janec have managed the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

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Forward Total MarketPlus Fund

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

117

Forward U.S. Government Money Fund

Investment Objective

The Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.08%	0.08%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.48%	0.23%
Administrative Fees(1)	0.25%	0.25%
Total Other Expenses	0.73%	0.48%
Total Annual Fund Operating Expenses	1.06%	0.56%
Fee Waiver and/or Expense Reimbursement	–0.25%	–0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81%	0.31%

(1)	The Fund’s investment advisor is contractually obligated to waive the fees payable under the Administrative Plan until April 30, 2015. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$83	$32
3 Years	$312	$154
5 Years	$560	$288
10 Years	$1,270	$677

Principal Investment Strategies

The Fund is a money market fund investing exclusively in high quality, short-term money market instruments. Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. The Fund may also invest up to 20% of its assets in domestic U.S. dollar denominated commercial paper, or repurchase agreements secured by such commercial paper, determined by Forward Management, LLC (“Forward Management” or the “Advisor”) to (i) present minimal credit risk, and (ii) be issued by issuers that have the highest capacity to meet their short term financial obligations. The Fund follows applicable regulatory requirements concerning the quality, maturity, liquidity and diversifications of its investments. The Fund seeks to maintain an average-dollar-weighted portfolio maturity of 60 days or less and an average-dollar-weighted portfolio life of 120 days or less, while maintaining liquidity and maximizing current yield.

The Advisor directly invests the assets of the Fund, and uses quantitative analysis to attempt to maximize the Fund’s yield. The Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses

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including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund and the Fund’s current yield, which are updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Institutional Class

Best Quarter – December 31, 2006	1.22%
Worst Quarter – June 30, 2013	0.00%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 years	Since Inception
Forward U.S. Government Money Fund – Institutional Class (Inception: 4/9/92)
Return Before Taxes	0.01%	0.08%	1.54%	2.81%
Citigroup 3-Month Treasury Bill Index	0.05%	0.10%	1.59%	2.96%
Forward U.S. Government Money Fund – Investor Class (Inception: 7/29/98)
Return Before Taxes	0.01%	0.06%	1.31%	1.88%
Citigroup 3-Month Treasury Bill Index	0.05%	0.10%	1.59%	2.32%

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Rowader and Broughton lead the Fund’s investment team. Mr. Rowader has managed the Fund since February 2007. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

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Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Security Types of the Allocation Funds

The Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Builder Fund, Forward Income & Growth Allocation Fund, and Forward Multi-Strategy Fund (each an “Allocation Fund” and collectively, the “Allocation Funds”) invest in Class Z shares of other Forward Funds. If a particular underlying Forward Fund does not currently offer Class Z shares, then the Allocation Funds invest in Institutional Class shares of the underlying Forward Fund. In addition, the Allocation Funds may also invest directly in short-term instruments, such as repurchase agreements, and U.S. Government securities. For a more detailed description of the security types in which the Allocations Funds invest, please see “Security Types of the Funds” below.

Security Types of the Funds

The security types in which the Funds may invest (as discussed in each Fund’s “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Commodity Futures and Options on Commodity Futures

Futures contracts and options on futures contracts allow for the future sale by one party and purchase by another party of a specified amount of a specific commodity at a specified future time and at a specified price. The purchase of a futures contract enables a Fund, during the term of the contract, to lock in a price at which it may purchase a commodity and protect against a rise in prices. Futures contracts enable the seller to lock in a price at which it may sell a commodity and protect against declines in the value of the commodity. An option on a futures contract gives the purchaser the right (in exchange for a premium) to assume a position in a futures contract at a specified exercise price during the term of the option.

Commodity Swaps

Commodity swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. Swaps will normally be entered into on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund (whether directly or through a subsidiary) receiving or paying, as the case may be, only the net amount of the two payments. A Fund’s obligations (whether directly or through a subsidiary) under a swap agreement will be accrued daily (offset against any amounts owing to a Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of a Fund.

Commodity-Linked Notes

Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Debt Securities

A Fund may invest in short- and/or long-term debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored.

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Derivatives

A Fund may invest in derivatives, which are securities whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Dollar Rolls and Reverse Repurchase Agreements

A Fund may enter into dollar rolls and reverse repurchase agreements. When a Fund enters into a dollar roll or reverse repurchase agreement, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

Entering into dollar rolls and reverse repurchase agreements by a Fund may be considered a form of borrowing for some purposes. As such, each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls and reverse repurchase agreements.

Emerging Market Securities and Frontier Market Securities

Investment in emerging market securities and frontier market securities includes both direct investment in such securities as well as investment in securities with exposure to the returns of an emerging market or frontier market.

Emerging market countries are those included in the Credit Suisse Emerging Market Corporate Bond Index, or similar market indices. Generally, emerging market countries are considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Frontier market countries are those included in the MSCI Frontier Emerging Markets Index, or similar market indices, and the smaller of the traditionally-recognized emerging markets. Generally, frontier market countries are considered to include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States, and the larger traditionally-recognized emerging markets of Taiwan, Hong Kong, Singapore, Korea, Mexico, South Africa, Brazil, India, China, and Russia.

An issuer of a security generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Exchange-Traded Funds (“ETFs”)

ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market.Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

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Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a benchmark index.

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Hybrid Securities

Hybrid securities, including trust preferred securities and contingent capital securities, are securities that have characteristics of both equity securities and debt securities. Hybrid securities are typically issued by corporate entities or by a trust or partnership affiliated with a corporate entity. Hybrid securities usually pay a fixed, variable or floating rate of interest or dividends and can be perpetual or may have a maturity date. A hybrid security may provide for mandatory conversion into common stock under certain conditions, including conditions imposed by applicable regulations. A hybrid security may permit the issuer to defer the payment of interest or dividends. In the event of the bankruptcy or default of an issuer, holders of hybrid securities typically have claims that are senior to holders of the issuer’s equity securities but subordinate to holders of the issuer’s debt securities. The characteristics and use features of hybrid securities may be subject to change as the regulations governing such securities continue to evolve.

Illiquid Securities

A Fund may invest up to 15% of its net assets (up to 5% of total assets in the case of the Forward U.S. Government Money Fund) in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States. For a more detailed description with respect to those Funds which may invest in emerging market or frontier market securities, please see “Emerging Market Securities and Frontier Market Securities” above.

An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

Investments in a Wholly-Owned Subsidiary (Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund)

The Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund each seeks exposure to the commodity or futures markets primarily through investments in commodity-linked and futures-linked derivative instruments, including swap agreements and index-linked notes (sometimes referred to as “structured notes”), and through each Fund’s Subsidiary. The Funds’ derivative investments may include commodity-linked derivatives, including commodity swaps, commodity-linked notes and options on commodity futures.

Investments in a Subsidiary are expected to provide a Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and IRS rulings, as discussed below under “Federal Taxes” in this prospectus.

It is expected that each Subsidiary will invest primarily in commodity-linked and futures-related derivative instruments. Although a Fund may enter into these commodity-linked and futures-related derivative instruments directly, each Fund likely will gain exposure to these derivative instruments indirectly by investing in its

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Subsidiary. When Forward Management believes that these commodity-linked and futures-related derivative instruments are better suited to provide exposure to the commodities or futures markets than commodity-linked or futures-related notes, a Fund’s investment in its Subsidiary will likely increase. A Subsidiary also will invest in fixed income instruments, which are intended to both serve as collateral and enhance the Fund’s total return. To the extent that a Fund invests in its Subsidiary, it will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiary.

Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Each Subsidiary has the same investment objective and is subject to substantially the same investment policies and investment restrictions as its Fund, except that a Subsidiary (unlike a Fund) may invest without limitation in swap agreements and other index-linked derivative instruments. Each Subsidiary will also be subject to the same compliance policies and procedures as its Fund. In addition, each Fund wholly owns and controls its Subsidiary, and Forward Management acts as investment advisor to each Fund and the investment advisor to each Subsidiary.

Lower-Rated Debt Securities

Lower-rated debt securities (often referred to as “high yield” or “junk” bonds) are securities rated below investment grade by an NRSRO (e.g., rated below the “Baa” category by Moody’s, or rated below the “BBB” category by S&P or Fitch) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Lower-rated debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or highly-leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.

Master Limited Partnerships (“MLPs”)

Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in an MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation and conflicts of interest may exist among unit holders and the general partner of an MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs generally do not pay income tax but instead pass through their taxable income to unitholders who are required to report their allocable share of an MLP’s taxable income. An MLP’s distribution to unitholders may exceed the unitholder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in an MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy certain of the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government securities or issued by a bank or other financial institution.

Real Estate-Related Company

A company is considered to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (“REITs”) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies, and financial institutions that issue or service mortgages.

A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of

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their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.

Repurchase Agreements

A Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, the Fund agrees to buy a security at one price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. Each Fund may invest in securities of other investment companies, including ETFs. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

ETFs – Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. Each Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

Certain Funds investing in commodities will effect such investment primarily through the purchase of a leveraged structured note. Forward Management and/or a Fund’s sub-advisor will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as those issued by the U.S. Treasury and U.S. Government agencies. The combination of the leveraged structured note and the separate pool of high quality bonds is designed to replicate the performance of the broad commodities markets and will be managed for the exposure to the commodities market. For example, if a Fund were to hold a structured note with 3 times exposure to a specified commodity index and Forward Management and/or the Fund’s sub-advisor hoped to achieve $15 million in exposure, Forward Management and/or the Fund’s sub-advisor would invest $5 million in the structured note and $10 million in high quality bonds. When the investment performance of the structured note and high quality bonds is viewed together, the total investment is designed to approximate the unleveraged performance of the index underlying the structured note.

Swaps

Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index). Credit default swaps are a type of swap agreement in which one party (the “buyer”) is generally obligated to pay the other party (the “seller”) an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as the default of a security, has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the credit default swap in exchange for an equal face amount of deliverable obligations of the security described in the swap, or the seller may be required to deliver the related net cash amount, if the credit default swap is cash settled. Swaps may be traded over-the-counter or centrally-cleared and exchange-traded. Currently, some, but not all, swap transactions are subject to central clearing. In a centrally cleared swap, immediately following execution of the swap transaction, the swap is novated to a central counterparty and the Fund’s counterparty on the swap becomes the central counterparty.

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

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U.S. Government Securities

U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

A Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

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Additional Investment Strategies and Risks

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to all of the Forward Funds, unless otherwise noted.

Lending of Portfolio Securities

In order to generate additional income, a Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objectives and Investment Policies

The investment objective of each of the Funds (except the Allocation Funds, Forward Commodity Long/Short Strategy Fund, Forward Core Strategy Long/Short Fund, Forward Dynamic Income Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund,Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund) is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund.

The investment objectives of the Allocation Funds and Forward Frontier Strategy Fund, although non-fundamental and subject to change by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund, are subject to prior shareholder notice requirements. Shareholders of these Funds must be notified at least 60 days prior to any material amendment to the investment objective of these Funds.

The investment objectives of the Forward Commodity Long/Short Strategy Fund, Forward Core Strategy Long/Short Fund, Forward Dynamic Income Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund are non-fundamental and may be changed by the Board of Trustees without a vote of the holders of the outstanding shares of the Shareholders of these Funds and without prior shareholder notice.

As discussed in the relevant “Fund Summary” sections above, certain Funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), each of these Funds has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its 80% investment policy.

For purposes of a Fund’s policy to invest 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also a Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, a Fund may not follow its principal investment strategy. Under such conditions, a Fund may invest without limit in money market securities, U.S. Government obligations, and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which a Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

Each Fund (other than the Forward U.S. Government Money Fund) is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by a Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Funds (other than the Forward U.S. Government Money Fund) also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with their investment objectives to minimize the impact of cash balances. This will enable the Funds to hold cash while receiving a return on the cash that is similar to holding equity or fixed-income securities.

Management Risk

The strategy used by Forward Management and/or a Fund’s sub-advisor may fail to produce the intended result or Forward Management’s and/or a Fund’s sub-advisor’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

127

Additional Investment Strategies and Risks

Market Risk

Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments. Historically, markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day. A Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, events that disrupt the economy on a national or global level, such as terrorism, market manipulation, government defaults, government shutdowns, and natural/environmental disasters, can all negatively impact the securities markets, which could cause a Fund to lose value. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Market disruptions could prevent a Fund from implementing investment decisions in a timely manner. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

Potential Regulatory Changes for Money Market Funds (Forward U.S. Government Money Fund)

The SEC and other regulators continue to review the regulation of money market funds and may propose changes to the rules that govern the Forward U.S. Government Money Fund’s operations. Future legislative and regulatory developments may require changes to the Fund’s investment strategies and operations, and may have a negative impact on the Fund’s yield, performance and expenses. Future legislative and regulatory developments may also affect the continued viability of the Fund.

Additional Information Regarding Investment Strategies

With respect to any percentage restriction on investment or use of assets discussed in the relevant “Fund Summary” sections above, if such a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather Forward Management and/or a Fund’s sub-advisor will consider which action is in the best interest of a Fund and its shareholders, including the sale of the security.

Other Investments Techniques and Risks

Each Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject a Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which each Fund may invest and their associated risks.

Discussion of Principal and Non-Principal Risks

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in each Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of each Fund. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because certain Funds invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. For additional information regarding risks of investing in a Fund, please see the SAI.

Risks:	Forward Balanced Allocation Fund(1)	Forward Commodity Long/Short Strategy Fund	Forward Core Strategy Long/Short Fund	Forward Credit Analysis Long/Short Fund	Forward Dynamic Income Fund	Forward EM Corporate Debt Fund	Forward Emerging Markets Fund	Forward Endurance Long/Short Fund
Allocation	P	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Borrowing	N/A	N/A	NP	P	P	P	N/A	NP
Cash and Cash Equivalents	N/A	P	P	NP	P	NP	P	P
Commodity Sector	N/A	P	N/A	N/A	N/A	N/A	N/A	N/A
Concentration	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Currency Transactions	N/A	N/A	N/A	NP	NP	P	P	P
Debt Securities	P	P	P	P	P	P	NP	NP
Depositary Receipts	N/A	N/A	N/A	N/A	NP	NP	P	NP
Derivatives	P	P	P	P	P	P	P	P
Emerging Market and Frontier Market Securities	N/A	N/A	N/A	P	NP	P	P	P

128

Discussion of Principal and Non-Principal Risks

Risks:	Forward Balanced Allocation Fund(1)	Forward Commodity Long/Short Strategy Fund	Forward Core Strategy Long/Short Fund	Forward Credit Analysis Long/Short Fund	Forward Dynamic Income Fund	Forward EM Corporate Debt Fund	Forward Emerging Markets Fund	Forward Endurance Long/Short Fund
Equity Securities	P	N/A	P	NP	P	NP	P	P
Exchange-Traded Funds	N/A	P	P	NP	P	P	P	P
Exchange-Traded Notes	N/A	N/A	N/A	NP	NP	NP	NP	NP
Foreign Securities	N/A	NP	N/A	P	P	P	P	P
Government-Sponsored Enterprises	P	P	NP	NP	NP	NP	N/A	NP
Growth Stocks	N/A	N/A	NP	N/A	NP	N/A	NP	NP
Hedging	N/A	N/A	NP	NP	P	P	NP	P
Infrastructure-Related Investment	N/A	N/A	N/A	N/A	NP	N/A	N/A	N/A
Interest Rate	P	P	P	P	P	P	N/A	N/A
Liquidity Risk	P	P	NP	NP	N/A	NP	NP	NP
Lower-Rated Debt Securities	NP	N/A	N/A	P	NP	P	NP	NP
Mortgage- Related and Other Asset-Backed Securities	P	P	NP	NP	NP	NP	N/A	NP
Municipal Bonds	N/A	N/A	N/A	P	NP	N/A	N/A	N/A
No Operating History	N/A	N/A	P	N/A	P	N/A	N/A	N/A
Non-Diversification	N/A	P	N/A	P	P	P	N/A	P
Overseas Exchanges	N/A	N/A	N/A	N/A	NP	NP	P	NP
Portfolio Turnover	NP	P	P	P	P	P	P	P
Real Estate Securities and REITs	N/A	N/A	N/A	N/A	P	NP	N/A	NP
Repurchase Agreements	P	P	NP	NP	P	NP	NP	NP
Restricted and Illiquid Securities	N/A	N/A	N/A	NP	NP	NP	NP	P
Securities Issued by Other Investment Companies	P	P	P	NP	P	P	P	NP
Short Sales	N/A	N/A	P	P	P	NP	P	P
Small and Medium Capitalization Stocks	N/A	N/A	P	N/A	P	N/A	NP	P
Subsidiary	N/A	P	N/A	N/A	N/A	N/A	N/A	N/A
Tax	P	P	P	P	P	P	P	P
Tax Reform	N/A	N/A	N/A	P	NP	N/A	N/A	N/A
Value Stocks	N/A	N/A	NP	N/A	P	NP	NP	NP

Risks:	Forward Floating NAV Short Duration Fund	Forward Frontier Strategy Fund	Forward Global Dividend Fund	Forward Global Infrastructure Fund(2)	Forward Growth & Income Allocation Fund(1)	Forward Growth Allocation Fund(1)	Forward High Yield Bond Fund	Forward Income & Growth Allocation Fund(1)
Allocation	N/A	N/A	N/A	N/A	P	P	N/A	P
Borrowing	N/A	N/A	NP	N/A	N/A	N/A	N/A	N/A
Cash and Cash Equivalents	NP	P	NP	N/A	N/A	N/A	N/A	N/A
Commodity Sector	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Concentration	N/A	NP	N/A	P	N/A	N/A	N/A	N/A
Currency Transactions	N/A	N/A	P	P	N/A	NP	N/A	N/A
Debt Securities	P	NP	NP	P	P	P	P	P
Depositary Receipts	N/A	P	P	N/A	N/A	P	N/A	N/A
Derivatives	N/A	P	P	P	P	P	P	P
Emerging Market and Frontier Market Securities	N/A	P	P	P	N/A	P	N/A	N/A
Equity Securities	N/A	NP	P	P	P	P	N/A	P

129

Discussion of Principal and Non-Principal Risks

Risks:	Forward Floating NAV Short Duration Fund	Forward Frontier Strategy Fund	Forward Global Dividend Fund	Forward Global Infrastructure Fund(2)	Forward Growth & Income Allocation Fund(1)	Forward Growth Allocation Fund(1)	Forward High Yield Bond Fund	Forward Income & Growth Allocation Fund(1)
Exchange-Traded Funds	N/A	NP	NP	N/A	N/A	N/A	N/A	N/A
Exchange-Traded Notes	N/A	P	NP	N/A	N/A	NP	N/A	N/A
Foreign Securities	NP	P	P	P	P	NP	N/A	N/A
Government-Sponsored Enterprises	P	P	NP	N/A	N/A	N/A	N/A	P
Growth Stocks	N/A	N/A	NP	N/A	N/A	N/A	N/A	N/A
Hedging	N/A	N/A	NP	P	N/A	N/A	N/A	N/A
Infrastructure-Related Investment	N/A	N/A	N/A	P	N/A	N/A	N/A	N/A
Interest Rate	P	N/A	N/A	P	P	P	P	P
Liquidity Risk	NP	P	NP	N/A	P	NP	P	P
Lower-Rated Debt Securities	N/A	N/A	NP	N/A	P	N/A	P	P
Mortgage-Related and Other Asset-Backed Securities	P	N/A	NP	N/A	NP	N/A	N/A	P
Municipal Bonds	N/A	N/A	NP	N/A	N/A	N/A	N/A	N/A
No Operating History	P	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Non-Diversification	N/A	P	N/A	P	N/A	N/A	N/A	N/A
Overseas Exchanges	N/A	N/A	P	P	N/A	N/A	N/A	N/A
Portfolio Turnover	P	NP	P	P	NP	NP	P	NP
Real Estate Securities and REITs	N/A	N/A	NP	N/A	N/A	N/A	N/A	N/A
Repurchase Agreements	P	N/A	NP	N/A	P	P	N/A	P
Restricted and Illiquid Securities	NP	N/A	NP	P	N/A	N/A	N/A	N/A
Securities Issued by Other Investment Companies	N/A	NP	NP	N/A	P	P	N/A	P
Short Sales	N/A	N/A	NP	N/A	N/A	N/A	N/A	N/A
Small and Medium Capitalization Stocks	N/A	N/A	NP	N/A	NP	N/A	N/A	N/A
Subsidiary	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Tax	N/A	P	NP	N/A	P	P	P	P
Tax Reform	N/A	N/A	NP	N/A	N/A	N/A	N/A	N/A
Value Stocks	N/A	N/A	NP	N/A	NP	NP	N/A	N/A

Risks:	Forward Income Builder Fund(1)	Forward International Dividend Fund	Forward International Real Estate Fund(3)	Forward International Small Companies Fund	Forward Investment Grade Fixed-Income Fund	Forward Managed Futures Strategy Fund	Forward Multi- Strategy Fund(1)	Forward Real Estate Fund(3)
Allocation	P	N/A	N/A	N/A	N/A	N/A	P	N/A
Borrowing	P	P	P	NP	N/A	N/A	N/A	NP
Cash and Cash Equivalents	N/A	NP	NP	P	NP	P	N/A	NP
Commodity Sector	N/A	N/A	N/A	N/A	N/A	P	N/A	N/A
Concentration	N/A	N/A	P	N/A	N/A	N/A	N/A	P
Currency Transactions	P	P	P	P	N/A	P	NP	N/A
Debt Securities	P	NP	P	NP	P	P	N/A	P
Depositary Receipts	P	P	N/A	NP	N/A	N/A	P	N/A
Derivatives	P	P	P	P	P	P	P	NP
Emerging Market and Frontier Market Securities	P	P	P	P	NP	N/A	P	N/A
Equity Securities	P	P	P	P	N/A	P	P	P
Exchange-Traded Funds	P	NP	NP	P	N/A	P	NP	NP

130

Discussion of Principal and Non-Principal Risks

Risks:	Forward Income Builder Fund(1)	Forward International Dividend Fund	Forward International Real Estate Fund(3)	Forward International Small Companies Fund	Forward Investment Grade Fixed-Income Fund	Forward Managed Futures Strategy Fund	Forward Multi- Strategy Fund(1)	Forward Real Estate Fund(3)
Exchange-Traded Notes	N/A	NP	NP	NP	N/A	N/A	NP	NP
Foreign Securities	P	P	P	P	NP	NP	NP	N/A
Government-Sponsored Enterprises	P	NP	NP	N/A	P	P	N/A	NP
Growth Stocks	N/A	NP	NP	NP	N/A	N/A	NP	NP
Hedging	P	NP	P	NP	N/A	N/A	N/A	NP
Infrastructure-Related Investment	P	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Interest Rate	P	N/A	P	N/A	P	P	N/A	P
Liquidity Risk	P	NP	NP	N/A	P	P	N/A	NP
Lower-Rated Debt Securities	P	NP	NP	N/A	NP	N/A	N/A	NP
Mortgage-Related and Other Asset-Backed Securities	NP	N/A	NP	N/A	P	P	N/A	NP
Municipal Bonds	P	N/A	N/A	N/A	N/A	N/A	N/A	NP
No Operating History	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Non-Diversification	N/A	N/A	P	N/A	N/A	P	N/A	P
Overseas Exchanges	P	P	P	P	N/A	N/A	NP	N/A
Portfolio Turnover	NP	P	P	P	P	NP	P	NP
Real Estate Securities and REITs	P	NP	P	NP	N/A	N/A	N/A	P
Repurchase Agreements	P	NP	NP	NP	N/A	P	P	NP
Restricted and Illiquid Securities	P	NP	P	NP	NP	P	N/A	NP
Securities Issued by Other Investment Companies	P	NP	NP	P	N/A	P	P	NP
Short Sales	P	NP	NP	NP	N/A	N/A	N/A	NP
Small and Medium Capitalization Stocks	N/A	NP	NP	P	N/A	N/A	NP	NP
Subsidiary	N/A	N/A	N/A	N/A	N/A	P	N/A	N/A
Tax	P	NP	N/A	P	P	P	P	NP
Tax Reform	P	N/A	N/A	N/A	N/A	N/A	N/A	NP
Value Stocks	NP	NP	NP	NP	N/A	N/A	NP	NP

Risks:	Forward Real Estate Long/Short Fund(3)	Forward Select EM Dividend Fund	Forward Select Income Fund(3)	Forward Select Opportunity Fund	Forward Small Cap Equity Fund	Forward Tactical Enhanced Fund	Forward Tactical Growth Fund	Forward Total MarketPlus Fund	Forward U.S. Government Money Fund
Allocation	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Borrowing	P	P	P	P	NP	P	P	N/A	N/A
Cash and Cash Equivalents	NP	N/A	NP	P	NP	P	P	P	N/A
Commodity Sector	N/A	N/A	N/A	N/A	N/A	N/A	N/A	P	N/A
Concentration	P	N/A	P	N/A	N/A	N/A	N/A	N/A	N/A
Currency Transactions	P	P	N/A	NP	NP	NP	NP	N/A	N/A
Debt Securities	P	NP	P	P	N/A	P	P	P	P
Depositary Receipts	NP	P	N/A	NP	NP	NP	NP	N/A	N/A
Derivatives	P	P	P	P	P	P	P	P	N/A
Emerging Market and Frontier Market Securities	P	P	N/A	NP	NP	P	P	N/A	N/A
Equity Securities	P	P	P	P	P	P	P	P	N/A
Exchange-Traded Funds	NP	NP	NP	NP	P	P	P	N/A	N/A
Exchange-Traded Notes	NP	NP	NP	NP	NP	NP	NP	N/A	N/A

131

Discussion of Principal and Non-Principal Risks

Risks:	Forward Real Estate Long/Short Fund(3)	Forward Select EM Dividend Fund	Forward Select Income Fund(3)	Forward Select Opportunity Fund	Forward Small Cap Equity Fund	Forward Tactical Enhanced Fund	Forward Tactical Growth Fund	Forward Total MarketPlus Fund	Forward U.S. Government Money Fund
Foreign Securities	P	P	N/A	P	P	P	P	N/A	N/A
Government-Sponsored Enterprises	NP	N/A	NP	P	N/A	NP	NP	P	P
Growth Stocks	NP	N/A	NP	NP	NP	NP	NP	N/A	N/A
Hedging	P	P	P	P	N/A	N/A	N/A	P	N/A
Infrastructure-Related Investment	N/A	N/A	N/A	NP	N/A	N/A	N/A	N/A	N/A
Interest Rate	P	N/A	P	P	N/A	P	P	P	P
Liquidity Risk	NP	NP	NP	NP	NP	NP	NP	P	N/A
Lower-Rated Debt Securities	NP	N/A	NP	NP	N/A	N/A	NP	N/A	N/A
Mortgage-Related and Other Asset-Backed Securities	NP	N/A	NP	NP	N/A	N/A	NP	P	NP
Municipal Bonds	NP	N/A	NP	NP	N/A	N/A	NP	P	N/A
No Operating History	N/A	N/A	N/A	P	N/A	N/A	N/A	N/A	N/A
Non-Diversification	P	N/A	P	P	N/A	N/A	N/A	N/A	N/A
Overseas Exchanges	P	P	N/A	P	NP	NP	NP	N/A	N/A
Portfolio Turnover	NP	P	NP	NP	P	P	P	P	N/A
Real Estate Securities and REITs	P	NP	P	P	NP	N/A	NP	N/A	N/A
Repurchase Agreements	NP	N/A	NP	NP	NP	P	NP	N/A	P
Restricted and Illiquid Securities	P	NP	P	P	NP	N/A	N/A	N/A	N/A
Securities Issued by Other Investment Companies	NP	NP	NP	NP	P	NP	NP	N/A	N/A
Short Sales	P	P	NP	NP	NP	P	P	N/A	N/A
Small and Medium Capitalization Stocks	NP	NP	NP	P	P	NP	NP	P	N/A
Subsidiary	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Tax	NP	P	NP	P	NP	P	P	P	N/A
Tax Reform	NP	N/A	NP	NP	N/A	N/A	NP	N/A	N/A
Value Stocks	NP	N/A	NP	P	NP	NP	NP	N/A	N/A

P = Principal Risk

NP = Non-Principal Risk

N/A = Not Applicable

(1)	The Fund is a “fund of funds” that primarily invests in a combination of Underlying Funds. With the exception of “Allocation” risk and “Securities Issued by Other Investment Companies” risk which are direct principal risks of the Fund, any risks set forth in the chart above with respect to the Fund are risks of the Underlying Funds, which in the aggregate also constitute risks of the Fund by virtue of its investment in the Underlying Funds.
(2)	The Fund concentrates its investments in the infrastructure industry. For more information regarding the risks associated with a concentration in the infrastructure industry, see “Infrastructure-Related Investment” below.
(3)	The Fund concentrates its investments in the real estate industry. For more information regarding the risks associated with a concentration in the real estate industry, see “Real Estate Securities and REITs” below.

Allocation

A Fund’s investment performance depends upon how its assets are allocated and reallocated among particular asset classes. With respect to an Allocation Fund, which primarily invests in underlying Forward Funds, the Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds. Forward Management may make less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. A Fund might lose money as a result of these allocation decisions.

132

Discussion of Principal and Non-Principal Risks

Borrowing

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in a Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce a Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of a Fund. Successful use of borrowing depends on the ability of Forward Management and/or a Fund’s sub-advisor to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which may fluctuate with changing market rates of interest. A Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Some of a Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of a Fund.

Cash and Cash Equivalents

The holding by a Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which a Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Concentration Risk

Certain Funds may concentrate their investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact such Funds. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a mutual fund that does not concentrate its investments.

Currency Transactions

If a security is denominated in a foreign currency, the value of the security will fluctuate if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of a Fund’s shares. Costs are incurred by a Fund in connection with conversions between currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Currency risks are greater in lesser developed markets, where there is a higher risk of currency depreciation, and can be unpredictably affected by external events. In some situations, Forward Management and/or a Fund’s sub-advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country as a result of these potential risks.

Fund managers are authorized to hedge against currency risks but are not required to do so and may choose not to do so because of the cost, the manager’s investment philosophy, or other reasons. There is no assurance that attempts to hedge currency risk will be successful if utilized and such attempts may have the effect of limiting the gains from favorable market movements.

133

Discussion of Principal and Non-Principal Risks

Debt Securities

A Fund may invest in short-term and/or long-term debt securities. Debt securities in which a Fund may invest are subject to several types of investment risk, including interest rate risk, credit risk, and call or income risk.

Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest. In addition, the value of a Fund’s debt securities will generally decline if the credit rating of the issuer declines, and an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

Call or income risk exists with respect to corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. A Fund would have to reinvest the proceeds at a possibly lower interest rate. A Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Current market conditions may pose heightened risks for Funds that invest in debt securities. Current interest rates are at or near historic lows, and future increases in interest rates could result in less liquidity and greater volatility of debt securities. In addition, new regulations applicable to and changing business practices of financial intermediaries that make markets in debt securities may result in those financial intermediaries restricting their market making activities for certain debt securities, which may reduce the liquidity and increase the volatility for such debt securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives

A Fund may invest in derivatives, which are securities whose value is based on the value of another security or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. Derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. A Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by Forward Management and/or a Fund’s sub-advisor or, if available, that such techniques will be utilized by Forward Management and/or a sub-advisor.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track. Privately negotiated derivatives may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for a Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a privately negotiated derivative prior to its scheduled termination date, which creates a possibility of increased volatility and/or decreased liquidity for the Fund.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and Forward Management and/or a Fund’s sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk

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(the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of a Fund. If Forward Management and/or a Fund’s sub-advisor inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, a Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by a Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions. Additional future regulation of derivatives may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

The SAI provides a more detailed description of the types of derivative instruments in which a Fund may invest and their associated risks.

Emerging Market and Frontier Market Securities

A Fund may invest in emerging market and frontier market securities. Emerging market and frontier market securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. Emerging market and frontier market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, investments in emerging market and frontier market securities are subject to the following risks:

•	Greater likelihood of economic, political or social instability;
•	Less liquid and more volatile stock markets;
•	Lower trading volume of markets;
•	Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;
•	Governmental restrictions on currency conversion or trading;
•	Difficulties in accurately valuing emerging market and frontier market securities or selling them at their fair value, especially in down markets;
•	Greater possibility of imposition of international sanctions or embargoes on emerging market or frontier market countries;
•	A lack of government regulation and different legal systems, which may result in difficulty in enforcing judgments;
•	The contagious effect of market or economic setbacks in one country on another emerging market country;
•	Immature economic structures;
•	The availability of less information about emerging market and frontier market companies because of less rigorous accounting and regulatory standards; and
•	Less ability of emerging market and frontier market companies to restructure or refinance borrowings.

Equity Securities

A Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

A Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

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Exchange-Traded Funds (“ETFs”)

A Fund’s investment in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. The value of a Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with a Fund’s purchase and sale of shares of ETFs, a Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. The market value of an ETF share may differ from its net asset value and there may be times when an ETF share trades at a premium or discount to its net asset value.

Many ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of a corresponding market index or basket of securities, and the value of their shares should, under normal circumstances, closely track the value of the underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. Investment in a Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or baskets of securities they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indices or baskets of securities. Certain securities comprising the indices or baskets of securities tracked by the ETFs may, from time to time, temporarily be unavailable.

Exchange-Traded Notes (“ETNs”)

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on a Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities due to a number of factors. In particular, as a result of investing in foreign securities, a Fund may be subject to increased risk of loss caused by any of the factors listed below:

•	Unstable political, social, and economic conditions;
•	Lower levels of liquidity and market efficiency;
•	Greater securities price volatility;
•	Currency exchange rate fluctuations;
•	Less availability of adequate or accurate public information about issuers;
•	Limitations on foreign ownership of securities;
•	Imposition of withholding taxes, other taxes or exit levies;
•	Imposition of restrictions on the expatriation of funds or other assets of the Fund;
•	Higher transaction and custody costs and delays in settlement procedures;
•	Difficulties in enforcing contractual obligations;
•	Lower levels of regulation of the securities market and other differences in the way securities markets operate;
•	Weaker accounting, disclosure, and reporting requirements; and
•

Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

A foreign government may place controls and restrictions on the exchange of its currency for another currency and may limit the repatriation of its currency or assets denominated in its currency, which could adversely affect the U.S. dollar value and liquidity of investments denominated in that currency. Furthermore, repatriation of investment income, capital and the proceeds of sales of investments by foreign investors may require governmental registration or approval in some countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Investments in emerging markets in particular involve even greater risks such as immature economic structures and different legal systems.

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Discussion of Principal and Non-Principal Risks

Government-Sponsored Enterprises (“GSEs”)

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Growth Stocks

Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share Forward Management’s and/or a Fund’s sub-advisor’s assessment of an investment’s long-term growth, a Fund may underperform other mutual funds or stock indices.

Hedging

A Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause a Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that Forward Management and/or a Fund’s sub-advisor does not expect or if a Fund cannot close out its position in a hedging instrument.

Infrastructure-Related Investment

A Fund that concentrates its investments in infrastructure-related entities has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies, and accounting standards.

Interest Rate

Interest rate risk is the risk that debt securities will decline in value because of an increase in interest rates. As interest rates rise, the value of certain debt securities held by a Fund is likely to decrease. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate and adjustable rate debt securities will not generally increase in value if interest rates decline. When a Fund holds floating or adjustable rate debt securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares. Changes in interest rates can be sudden and unpredictable. Investments in debt securities pose the risk that Forward Management’s and/or a Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The liquidity of an issuer’s securities may decrease if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. Additionally, the market for certain investments may become illiquid under adverse market conditions independent of any specific adverse changes in the conditions of a particular issuer. Derivatives and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, securities of companies with smaller market capitalizations, foreign securities, debt securities, or securities that are subject to substantial market and credit risk may have greater liquidity risk. During periods of low liquidity, a Fund may be forced to sell securities at reduced prices or under unfavorable conditions. It may also be the case that other market participants may be attempting to liquidate certain investments at the same time as a Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. Less liquid securities may trade infrequently, trade at a smaller volume, become harder to value, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and a Fund that concentrates its investments in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds

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may be more susceptible than other issuers to economic downturns, periods of rising interest rates or individual corporate developments, which could adversely affect the value and market for these securities. In particular, low-rated and comparable unrated debt securities are often issued by smaller, less creditworthy companies or by highly levered (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. Forward Management and/or a Fund’s sub-advisor may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with their own independent and ongoing credit analysis.

Mortgage-Related and Other Asset-Backed Securities

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. There is no assurance that a Fund will invest at least 50% of its assets in tax-exempt municipal bonds. A Fund will not be managed to qualify a specified portion of its distributions as tax-exempt.

Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in a Fund, they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, if a Fund invests less than 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in federally tax-exempt municipal bonds, which may be the case from time to time, no portion of the Fund’s distributions would be designated as tax-exempt dividends.

Generally, municipal bonds are issued as general obligations of a state or local government that are secured by the issuer’s taxing power, or as revenue bonds that are secured by user fees and other revenues pledged to pay debt service on such bonds. The major portion of municipal bonds are issued to fund public projects, including economic development, education, electric power, healthcare, housing, transportation, water and sewer, and pollution control. The value of municipal bonds can be significantly affected by the political, economic, legal, and legislative realities of the particular issuer’s locality, and a municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. There is no guarantee that an active and robust market will exist for municipal bonds, and a Fund may find it difficult to purchase or sell such bonds at opportune times.

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In addition, U.S. federal tax law has enabled governmental issuers to issue billions of dollars of tax-exempt municipal bonds on behalf of certain corporate entities for various qualified purposes. Corporate-backed municipal bonds are typically issued as limited obligations of a governmental issuer payable from revenues derived pursuant to a loan, lease, installment sale or financing agreement with a corporate entity (including, but not limited to, entities such as airlines, electric utilities, healthcare facilities, and industrials). Such bonds are typically treated as a long-term debt on a parity with senior unsecured bonds issued by such corporate entity, except that interest payable on corporate-backed municipal bonds is federally tax-exempt. Subject to certain requirements, a Fund may be permitted to pass through to its shareholders the interest earned on municipal bonds as federally tax-exempt interest dividends. For more information see “Dividends and Taxes”. In addition, corporate credits in the municipal bond market generally trade at a higher pre-tax yield than an equivalent corporate credit in the corporate bond market and, therefore, it is possible for investments in corporate-backed municipal bonds to achieve higher relative returns than comparable investments in corporate bonds.

No Operating History

A newly organized Fund that has not operated for a full fiscal year has no prior operating history by which an investor can evaluate performance.

Non-Diversification

A Fund that is non-diversified is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, a Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of a Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges

A Fund may engage in transactions on a number of overseas stock exchanges. Market practices relating to clearance and settlement of securities transactions and custody of assets can potentially pose an increased risk to a Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result, affect the calculation of a Fund’s net asset value per share).

A Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller, and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

Portfolio Turnover

A Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. A Fund’s portfolio turnover rate will vary from year to year.

The calculation of a Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent a Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs

A Fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities.

Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the REIT difficult.

A Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

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Discussion of Principal and Non-Principal Risks

Repurchase Agreements

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells a Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by a Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from a Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, a Fund may not be able to sell the security at a time and/or price at which Forward Management and/or a Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition.

Restricted securities are securities that are subject to legal or contractual restrictions on resale and include equity or fixed income securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC, including offerings outside the United States. Restricted securities may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies

A Fund may invest in shares of other investment companies, such as mutual funds, ETFs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Short Sales

A Fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a Fund. When a Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by a Fund. A Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further a Fund’s investment objective, under certain market conditions they can increase the volatility of a Fund and may lower a Fund’s return or result in losses, which potentially may be unlimited. A Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, a Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that a Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by a Fund in the short sale, and may cause a Fund’s share price to be volatile. In rising securities markets, a Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

Small and Medium Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Subsidiaries (Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund)

The Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund, through their investments in the respective Subsidiaries, will be indirectly exposed to the risks associated with the respective Subsidiary’s investments. The derivatives and other investments that will be held by the Subsidiaries are generally similar to those that are permitted to be held by the Funds and will be subject to the same risks applicable to similar investments held directly by the Funds. There can be no assurance that the investment objective of each Subsidiary will be achieved. The Subsidiaries are not registered under the 1940 Act, and, unless otherwise noted in this prospectus, are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to operate as described in this prospectus and the SAI and could adversely affect the Funds.

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Tax

The federal income tax treatment of the complex securities in which a Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Tax Reform

As a Fund may purchase the debt securities of municipal issuers, changes or proposed changes in federal tax laws could impact the value of those securities. Of particular concern would be large changes in marginal income tax rates or the elimination of the tax preference for municipal interest income versus currently taxable interest income. Also, the failure or possible failure of such debt issuances to qualify for tax-exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of a Fund’s portfolio, and such a failure could also result in additional taxable income to a Fund and/or shareholders. In addition, the municipal market is a fragmented market that is very technically driven. There can be regional variations in economic conditions or supply-demand fundamentals. Any interest or other expenses incurred for the purchase of municipal bonds cannot be deducted. Bonds issued by municipalities must be held by beneficial owners for their interest to be treated as tax-exempt. The municipal market is predominantly a retail buyer driven market. For these reasons, the municipal bond market is subject to very different supply-demand fundamentals than corporate markets. Public information in the municipal market is also less available than in other markets, increasing the difficulty of evaluating and valuing securities. As opposed to the majority of municipal bonds outstanding, a portion of the municipal bonds held by a Fund may be secured by payments to be made by private companies and changes in market conditions affecting such bonds, including the downgrade of a private company obligated to make such payments, could have a negative impact on the value of Fund holdings, the municipal market generally, or a Fund’s performance.

Value Stocks

Although a Fund may invest in securities that Forward Management and/or a Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Management of the Funds

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to each of the Forward Funds. Forward Management is a registered investment advisor that supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Board of Trustees of each of the respective Funds and each Fund’s shareholders. Forward Management is located at 101 California Street, 16th Floor, San Francisco, California 94111. As of December 31, 2013, Forward Management had approximately $5.2 billion of assets under management.

Forward Management has the authority to manage the Forward Funds in accordance with the investment objectives, policies, and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees. Forward Management has managed the Forward Funds since September 1998 and the Forward Funds are its principal investment advisory clients. Forward Management directly manages the assets of the Allocation Funds, Forward Commodity Long/Short Strategy Fund, Forward Core Strategy Long/Short Fund, Forward Dynamic Income Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Opportunity Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Total MarketPlus Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward International Small Companies Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds. Forward Management also provides the Funds with ongoing management supervision and policy direction.

Forward Management uses rigorous criteria to select sub-advisors to manage the Funds’ assets. In choosing the sub-advisors, Forward Management considers a number of factors, including market trends, the sub-advisor’s investment style, its own outlook for a given market capitalization or investment style category, the sub-advisor’s performance in various market conditions, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings, and price volatility statistics.

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The Forward Select Opportunity Fund may invest in the Forward Select Opportunity (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Select Opportunity Subsidiary”), to seek exposure to restricted securities. The Select Opportunity Subsidiary has entered into a separate advisory agreement with Forward Management for the management of the Select Opportunity Subsidiary’s portfolio pursuant to which the Select Opportunity Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Select Opportunity Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Select Opportunity Subsidiary is in place.

In addition to selecting the sub-advisors and, where applicable, allocating the Funds’ assets, Forward Management is responsible for monitoring and coordinating the overall management of the Funds. Forward Management reviews each Fund’s portfolio holdings and evaluates the ongoing performance of the sub-advisors.

The Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, and Forward Select Opportunity Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Joel Beam. Mr. Beam has been a portfolio manager for Forward Management since June 2009. Mr. Beam leads the investment team of the Forward Select Income Fund and Forward Select Opportunity Fund and co-leads the investment team of the Forward Real Estate Fund. Mr. Beam served as a portfolio manager responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s income-oriented portfolios from 1997 to June 2009. He joined Kensington in 1995 as a Senior Analyst and began managing portfolios in 1997. He was previously employed by Liquidity Financial Advisors, Inc. where he was responsible for valuation and pricing of real estate limited partnership and institutional commingled investment fund securities, as well as their underlying properties.

Michael McGowan. Mr. McGowan has been a portfolio manager for Forward Management since June 2009. Mr. McGowan leads the investment team of the Forward International Real Estate Fund. Mr. McGowan was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s real estate portfolios from 2007 to June 2009. Mr. McGowan joined Kensington in 2005 as a Senior Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was employed at RREEF since 1995 as a Director of Economic and Market Research where he specialized in industrial and office property markets. Prior to joining RREEF, Mr. McGowan was Vice President and co-founder of The Valuations Group where he performed valuations on real estate limited partnerships. Mr. McGowan began his career at Liquidity Fund Investment Corporation and MacKenzie Patterson. At both firms, he was involved in the syndication of real properties and the analysis and the reorganization of real estate securities.

Aaron Visse, CFA. Mr. Visse has been a portfolio manager for Forward Management since June 2009. Mr. Visse leads the investment team of the Forward Global Infrastructure Fund. Mr. Visse was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s infrastructure portfolios from 2007 to June 2009. He joined Kensington in 2002 as an Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was a Senior Research Analyst at Linsco/Private Ledger (LPL) Financial Services, where he followed REITs and financial services companies. Mr. Visse holds an MS in Business Administration. He is a Chartered Financial Analyst and a member of the CFA Institute and the CFA Society of San Francisco.

Ian Goltra. Mr. Goltra joined Forward Management as a Senior Analyst on June 2009 and has been a portfolio manager for Forward Management since March 2010. Since May 2010, Mr. Goltra leads the investment team of the Forward Real Estate Long/Short Fund and co-leads the investment team of the Forward Real Estate Fund. From May 1998 to June 2009, Mr. Goltra was Senior Analyst and Senior Vice President of Kensington Investment Group, Inc., and he became a Senior Vice President of Kensington in 2004, focusing on the public real estate sector. From 1993 to 1998, Mr. Goltra was Senior Financial Analyst and Western Americas Vice President at Textainer Equipment Management. From 1991 to 1993, Mr. Goltra was Senior Financial Analyst for Meridian Point Properties, and from 1987 to 1990, he was an Analyst at Liquidity Fund Investment Corporation.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Global Dividend Fund, Forward International Dividend Fund, and Forward Select EM Dividend Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff leads the investment team of the Forward Global Dividend Fund, Forward International Dividend Fund, and Forward Select EM Dividend Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987 to 2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst.

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Randall T. Coleman, CFA. Mr. Coleman is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001 to July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994 to 2001, Mr. Coleman was Vice President at London Pacific Advisors. From 1987 to 1988, he served as a Compliance Officer for Intrust Investor Services and from 1986 to 1987, he was a Registered Representative with First Investors Corp. Mr. Coleman is a Chartered Financial Analyst and holds an MBA.

Bruce R. Brewington. Mr. Brewington is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From September 2005 to July 2008, Mr. Brewington was an Analyst and Member of the Investment Policy Committee for Berkeley Capital Management. From 1995 to 2003, he was an Analyst with Putnam Lovell Securities, and from 1992 to 1994, he was an Analyst for Prudential Securities. Mr. Brewington holds an MBA.

Eric Sagmeister. Mr. Sagmeister is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since July 2013. From 2009 to June 2013, Mr. Sagmeister was Executive Director, European Equity Sales at Nomura Securities International. From 2008 to 2009, Mr. Sagmeister was Director, European Equity Sales for Merrill Lynch. From 2006 to 2008, Mr. Sagmeister was Vice President, European Equity Sales at Credit Suisse. Mr. Sagmeister also served as Investment analyst for Global Utilities and Telecoms (2005 to 2006), Investment Analyst for International Equities (2002 to 2005) and Portfolio Administrator (1995 to 2001) at Nicholas Applegate Capital Management.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Frontier Strategy Fund and the cash portion of the Forward International Small Companies Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader leads the investment team of the Forward Frontier Strategy Fund and the cash portion of the Forward International Small Companies Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

Paul Broughton, CFA. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

David Janec. Mr. Janec, Assistant Portfolio Manager, has been with Forward Management since September 2008. From 2007 to September 2008, Mr. Janec was a Junior Investment Analyst and Operations Analyst with Accessor Capital Management. From 2004 to 2006, Mr. Janec was an Operations Associate with E*Trade.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Allocation Funds are team managed and all investment decisions are made jointly by the team. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader leads the investment team of the Allocation Funds, except for the Forward Multi-Strategy Fund, and co-leads the investment team of the Forward Multi-Strategy Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk

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Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

Paul Broughton, CFA. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

David Janec. Mr. Janec, Assistant Portfolio Manager, has been with Forward Management since September 2008. From 2007 to September 2008, Mr. Janec was a Junior Investment Analyst and Operations Analyst with Accessor Capital Management. From 2004 to 2006, Mr. Janec was an Operations Associate with E*Trade.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management and co-leads the investment team of the Forward Multi-Strategy Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward U.S. Government Money Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader co-leads the investment team of the Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

Paul Broughton, CFA. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Mr. Broughton co-leads the investment team of the Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Total MarketPlus Fund are team managed and all investment decisions are made jointly by the team. The team is also primarily responsible for the day-to-day operation of the Forward Commodity Long/Short Strategy Fund’s Subsidiary and the Forward Managed Futures Strategy Fund’s Subsidiary. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader leads the investment team of the Forward Commodity Long/Short Strategy Fund and its Subsidiary, Forward Managed Futures Strategy Fund and its Subsidiary, and Forward Total MarketPlus Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Commttee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

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Management of the Funds

Paul Broughton, CFA. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

David Janec. Mr. Janec, Assistant Portfolio Manager, has been with Forward Management since September 2008. From 2007 to September 2008, Mr. Janec was a Junior Investment Analyst and Operations Analyst with Accessor Capital Management. From 2004 to 2006, Mr. Janec was an Operations Associate with E*Trade.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Small Cap Equity Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. Mr. O’Donnell co-leads the investment team of the Forward Small Cap Equity Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

David Readerman, CFA. Mr. Readerman has been a Portfolio Manager with Forward Management since December 2010. Mr. Readerman co-leads the investment team of the Forward Small Cap Equity Fund. From July 2003 to February 2010, Mr. Readerman held the position of Senior Vice President of Investment Research at Marsico Capital Management. Mr. Readerman was a Founding Partner and Equity Growth Strategist for Thomas Weisel Partners (December 1999 to June 2003); Partner and Lead Equity Research Analyst, Software & Internet for Montgomery Securities (1992 to December 1999); Equity Research Analyst, Software & Data Services for Lehman Brothers (1987 to 1992); and Equity Research Analyst, Software & Data Services for Smith Barney (1983 to 1987). Mr. Readerman is a Chartered Financial Analyst and holds an MBA.

The Forward Endurance Long/Short Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

David Readerman, CFA. Mr. Readerman has been a Portfolio Manager with Forward Management since December 2010. Mr. Readerman leads the investment team of the Forward Endurance Long/Short Fund. From July 2003 to February 2010, Mr. Readerman held the position of Senior Vice President of Investment Research at Marsico Capital Management. Mr. Readerman was a Founding Partner and Equity Growth Strategist for Thomas Weisel Partners (December 1999 to June 2003); Partner and Lead Equity Research Analyst, Software & Internet for Montgomery Securities (1992 to December 1999); Equity Research Analyst, Software & Data Services for Lehman Brothers (1987 to 1992); and Equity Research Analyst, Software & Data Services for Smith Barney (1983 to 1987). Mr. Readerman is a Chartered Financial Analyst and holds an MBA.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Floating NAV Short Duration Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff co-leads the investment team of the Forward Floating NAV Short Duration Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987 to 2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst.

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Paul Broughton. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Mr. Broughton co-leads the investment team of the Forward Floating NAV Short Duration Fund. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Core Strategy Long/Short Fund and Forward Tactical Enhanced Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim Welsh. Mr. Welsh has been a Portfolio Manager with Forward Management since June 2012. Mr. Welsh co-leads the investment team of the Forward Core Strategy Long/Short Fund and Forward Tactical Enhanced Fund. From June 2010 to May 2012, Mr. Welsh was a Financial Advisor with Morgan Stanley Smith Barney. From March 1991 to June 2010, Mr. Welsh was the sole proprietor of Welsh Money Management, an investment advisory firm.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. Mr. O’Donnell co-leads the investment team of the Forward Core Strategy Long/Short Fund and Forward Tactical Enhanced Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Emerging Markets Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff leads the investment team of the Forward Emerging Markets Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987 to 2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst.

Randall T. Coleman, CFA. Mr. Coleman is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001 to July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994 to 2001, Mr. Coleman was Vice President at London Pacific Advisors. From 1987 to 1988, he served as a Compliance Officer for Intrust Investor Services and from 1986 to 1987, he was a Registered Representative with First Investors Corp. Mr. Coleman is a Chartered Financial Analyst and holds an MBA.

Bruce R. Brewington. Mr. Brewington is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From September 2005 to July 2008, Mr. Brewington was an Analyst and Member of the Investment Policy Committee for Berkeley Capital Management. From 1995 to 2003, he was an Analyst with Putnam Lovell Securities, and from 1992 to 1994, he was an Analyst for Prudential Securities. Mr. Brewington holds an MBA.

Eric Sagmeister. Mr. Sagmeister is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since July 2013. From 2009 to June 2013, Mr. Sagmeister was Executive Director, European Equity Sales at Nomura Securities International. From 2008 to 2009, Mr. Sagmeister was Director, European Equity Sales for Merrill Lynch. From 2006 to 2008, Mr. Sagmeister was Vice President, European Equity Sales at Credit Suisse. Mr. Sagmeister also served as Investment analyst for Global Utilities and Telecoms (2005 to 2006), Investment Analyst for International Equities (2002 to 2005) and Portfolio Administrator (1995 to 2001) at Nicholas Applegate Capital Management.

The Portfolio Managers for the Forward Dynamic Income Fund are:

David McGanney. Mr. McGanney is the Head Trader with Forward Management and has held this position since June 2009. Mr. McGanney has primary responsibility for the day-to-day management of the dividend-capture strategy of the Forward Dynamic Income Fund. From June 2001 to June 2009, Mr. McGanney was a Trader and

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Assistant Vice President with Kensington Investment Group. From October 1992 to June 2001, Mr. McGanney was the founder and partner of Golden State Financial Services, a mortgage brokerage company. From 1985 to 1992, Mr. McGanney was Vice President at Liquidity Fund Corporation where he was responsible for the research and trading of non-traded real estate securities.

Jim Welsh. Mr. Welsh has been a Portfolio Manager with Forward Management since June 2012. Mr. Welsh has primary responsibility for the day-to-day management of the tactical allocation strategy of the Forward Dynamic Income Fund. From June 2010 to May 2012, Mr. Welsh was a Financial Advisor with Morgan Stanley Smith Barney. From March 1991 to June 2010, Mr. Welsh was the sole proprietor of Welsh Money Management, an investment advisory firm.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Funds.

During the most recent fiscal year ended December 31, 2013, each Fund that has been in operation for a full fiscal year paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment advisor and/or the Fund’s sub-advisor (as applicable). Daily investment decisions are made by the respective sub-advisor(s) for each Fund (as applicable), whose investment experience is described below under the heading “Sub-Advisors/Portfolio Managers.”

Fund	Total Annual Advisory Fee (as a Percentage of Daily Net Assets)	Annual Advisory Fee to Investment Advisor (as a Percentage of Daily Net Assets)	Annual Advisory Fee to Sub-Advisor (as a Percentage of Daily Net Assets)
Forward Balanced Allocation Fund	0.00%	0.00%	N/A
Forward Commodity Long/Short Strategy Fund(1)	1.00%	1.00%	N/A
Forward Core Strategy Long/Short Fund(2)	N/A	N/A	N/A
Forward Credit Analysis Long/Short Fund(3)(4)	1.34%	1.34%	N/A
Forward Dynamic Income Fund(2)	-1.41%	-1.41%	N/A
Forward EM Corporate Debt Fund(4)	0.69%	0.69%	N/A
Forward Emerging Markets Fund	0.38%	0.38%	N/A
Forward Endurance Long/Short Fund	0.65%	0.65%	N/A
Forward Floating NAV Short Duration Fund(2)	N/A	N/A	N/A
Forward Frontier Strategy Fund	0.66%	0.66%	N/A
Forward Global Dividend Fund	0.32%	0.32%	N/A
Forward Global Infrastructure Fund	0.90%	0.90%	N/A
Forward Growth & Income Allocation Fund	0.00%	0.00%	N/A
Forward Growth Allocation Fund	0.00%	0.00%	N/A
Forward High Yield Bond Fund(5)	0.50%	0.25%	0.25%
Forward Income & Growth Allocation Fund	0.00%	0.00%	N/A
Forward Income Builder Fund	0.02%	0.02%	N/A
Forward International Dividend Fund	0.72%	0.72%	N/A
Forward International Real Estate Fund	1.00%	1.00%	N/A
Forward International Small Companies Fund(4)(6)	1.00%	1.00%	N/A
Forward Investment Grade Fixed-Income Fund(5)	0.50%	0.25%	0.25%
Forward Managed Futures Strategy Fund(1)	0.46%	0.46%	N/A

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Fund	Total Annual Advisory Fee (as a Percentage of Daily Net Assets)	Annual Advisory Fee to Investment Advisor (as a Percentage of Daily Net Assets)	Annual Advisory Fee to Sub-Advisor (as a Percentage of Daily Net Assets)
Forward Multi-Strategy Fund	0.00%	0.00%	N/A
Forward Real Estate Fund	0.85%	0.85%	N/A
Forward Real Estate Long/Short Fund	1.00%	1.00%	N/A
Forward Select EM Dividend Fund	0.88%	0.88%	N/A
Forward Select Income Fund	1.00%	1.00%	N/A
Forward Select Opportunity Fund(2)(7)	0.01%	0.01%	N/A
Forward Small Cap Equity Fund	0.56%	0.56%	N/A
Forward Tactical Enhanced Fund	1.15%	1.15%	N/A
Forward Tactical Growth Fund(4)	1.15%	1.15%	N/A
Forward Total MarketPlus Fund	0.34%	0.34%	N/A
Forward U.S. Government Money Fund(8)	0.03%	0.03%	N/A

(1)	The Subsidiary has entered into a separate advisory agreement with Forward Management for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.
(2)	As of December 31, 2013, the Fund had not commenced operation or had not been in operations for a full fiscal year. The contractual management fee payable to Forward Management is 1.00%, 1.00%, 0.35%, and 1.00% for the Forward Core Strategy Long/Short Fund, Forward Dynamic Income Fund, Forward Floating NAV Short Duration Fund, and Forward Select Opportunity Fund, respectively.
(3)	From January 1, 2013 to September 30, 2013, the advisory fee rate for the Fund was an annual rate of 1.50% of the Fund’s average daily net assets. From October 1, 2013 to November 12, 2013, the advisory fee rate for the Fund was an annual rate of 1.20% of the Fund’s average daily net assets. Effective as of November 13, 2013, the advisory fee rate for the Fund is an annual rate of 1.00% of the Fund’s average daily net assets. Additionally, effective as of September 16, 2013, Forward Management is contractually obligated to waive advisory fees received by Forward Management with respect to assets allocated to sub-advisors to the extent necessary to limit the amount of the advisory fee retained by Forward Management after payment of sub-advisory fees to the sub-advisors to 0.50% until April 30, 2016. This fee waiver arrangement terminates automatically if Forward Management no longer engages sub-advisors to manage the Fund.
(4)	The Fund pays advisory fees to Forward Management, which in turn pays each sub-advisor a sub-advisory fee, as applicable.
(5)	The Fund directly pays each sub-advisor a sub-advisory fee, as applicable.
(6)	Effective as of October 1, 2013, the management fee paid to Forward Management was reduced to 1.00% on the first $500 million of the Fund’s average daily net assets, 0.975% on the second $500 million of the Fund’s average daily net assets, and 0.95% on the Fund’s average daily net assets in excess of $1 billion.
(7)	The Forward Select Opportunity Fund may invest in the Select Opportunity Subsidiary to seek exposure to restricted securities. The Select Opportunity Subsidiary has entered into a separate advisory agreement with Forward Management for the management of the Select Opportunity Subsidiary’s portfolio pursuant to which the Select Opportunity Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Select Opportunity Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Select Opportunity Subsidiary is in place.
(8)	Effective as of April 4, 2011, Forward Management has agreed to waive its management fee to the extent necessary in order to maintain the Forward U.S. Government Money Fund’s (or class thereof, as applicable) current yield at or above 0.01%. Any such waiver of the management fee is voluntary and may be revised or terminated by Forward Management at any time without notice.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and investment sub-advisory contracts of the Funds is available in the Forward Funds’ annual reports for the most recent fiscal year ended December 31, 2013.

As discussed in the relevant “Fund Summary” sections above, the Advisor has agreed to limit the total expenses of certain of the Funds. Pursuant to these agreements, a Fund will reimburse the Advisor for any fee waivers or expense reimbursements made by the Advisor, provided that any such reimbursements made by the Fund to the Advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

Pursuant to contractual agreement (“Expense Limitation Agreement”), the Advisor previously agreed to waive a portion of its fees and reimburse other expenses in amounts necessary to limit the Forward Tactical Enhanced Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) to certain levels. Pursuant to the Expense Limitation Agreement, the Forward Tactical Enhanced Fund will reimburse the

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Advisor for any waived fees or expense reimbursements previously made by the Advisor, provided that any such reimbursements will not cause the Fund’s operating expenses for Investor Class and Institutional Class shares to exceed the lower of the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, if any, and the reimbursement is made within three years following the year in which the expenses were incurred. The expense limits in existence during the term of the Expense Limitation Agreement were as follows: from December 31, 2010 to September 30, 2011, the limits for Investor Class and Institutional Class shares were 2.84% and 2.49%, respectively; from October 1, 2011 to October 31, 2012, the limits for Investor Class and Institutional Class shares were 2.34% and 1.99%, respectively; and from November 1, 2012 to April 30, 2014, the limits for Investor Class and Institutional Class shares were 1.84% and 1.49%, respectively. As of December 31, 2013, the balances of recoupable expenses for the Fund’s Investor Class and Institutional Class shares were $40,598 and $38,979, respectively.

Sub-Advisors/Portfolio Managers

The sub-advisor(s) for each Fund manage the assets of the Fund and make decisions with respect to, and place orders for, all purchases and sales of the Fund’s securities, subject to the general supervision of the Board of Trustees and Forward Management and in accordance with the investment objectives, policies, and restrictions of the Fund.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the Fund.

Forward EM Corporate Debt Fund

Forward Management has engaged the services of SW Asset Management, LLC (“SW”) to act as sub-advisor to the Forward EM Corporate Debt Fund. SW is located at 23 Corporate Plaza Drive, Suite 130, Newport Beach, CA 92660. As of December 31, 2013, SW had $384.02 million in assets under management and advisement.

The Forward EM Corporate Debt Fund is team managed. All investment decisions are made jointly by the team. The team members are:

David C. Hinman, CFA. Mr. Hinman is a Managing Principal and Chief Investment Officer of SW, and has held this position since July 2009. Prior to founding SW, Mr. Hinman was Managing Director and Global Head of Credit for Drake Management LLC (September 2006 to July 2009), a Portfolio Manager for Ares Capital Corporation (March 2005 to June 2006), and a Portfolio Manager for Pacific Investment Management Company LLC (PIMCO) (July 1995 to February 2005). Mr. Hinman is a Chartered Financial Analyst and holds an MBA in Finance from The University of Pennsylvania.

Raymond T. Zucaro, CFA. Mr. Zucaro is a Managing Principal and Portfolio Manager of SW, and has held this position since July 2009. Prior to founding SW, Mr. Zucaro was a Portfolio Manager for Drake Management LLC (April 2007 to July 2009) and Senior Investment Analyst for INTL Consilium (June 2004 to March 2007). Mr. Zucaro is a Chartered Financial Analyst and holds an MBA in International Business Administration from Temple University.

Forward International Small Companies Fund

Forward Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor for the Forward International Small Companies Fund. PAM Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM is the institutional business division of The Pictet Group and includes all of the operating subsidiaries and divisions of The Pictet Group that carry on institutional asset management. As of December 31, 2013, PAM had approximately $150.8 billion of assets under management, and The Pictet Group had approximately $433 billion of assets under management and administration for institutional and private clients.

The Forward International Small Companies Fund is team managed and all investment management decisions are made jointly by the team. The team members are:

Justin Hill, Senior Investment Manager. Mr. Hill joined PAM in October 2001 as a Senior Investment Manager in the Specialist Equities Team, concentrating on the UK and Asia Small Cap markets. Before joining PAM, Mr. Hill spent five years with the UK smaller companies team at Friends Ivory & Sime Asset Management in London and four years at Arthur Andersen. He is a graduate of St. Hugh’s College, Oxford and is a member of the Institute of Chartered Accountants.

Oliver Knobloch, Senior Investment Manager. Mr. Knobloch joined The Pictet Group in May 1993 and PAM in 2002. Mr. Knobloch has served in his current position as Senior Investment Manager, Specialist Equities in the Small Capitalization Equities Team since September 2006. From September 2002 through September 2006, he served as Senior Investment Manager in PAM’s Sector Teams. From January 2002 through September 2002, he served as an Analyst and Fund Manager—Technology Specialist, Private Banking. In addition, Mr. Knobloch managed the PF-Telecom Fund before he took his current position in September 2006. Before joining PAM, Mr. Knobloch was a sell-side analyst following the European Engineering sector at Credit Suisse in Zurich. Before that, he spent three years at SBC in Basel as a sell-side analyst for the Swiss machinery and watch sector. Mr. Knobloch holds a Masters degree in Economics and a CFPI.

Bill Barker, Head and Senior Investment Manager, Small Cap Equities Team. Mr. Barker joined PAM in November 2007 and is responsible for the UK. Before joining PAM, he worked as a UK Small Caps Manager for Threadneedle Investments (2000 to 2007) and previously held the same position at HSBC Asset Management (1996 to 1999) and Lloyds Investment Management (1992 to 1996). Mr. Barker graduated from Hull University with a BSc in Economics & Econometrics.

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Management of the Funds

Forward High Yield Bond Fund

Forward Management has engaged the services of First Western Capital Management Company (“First Western”) to act as sub-advisor to the Forward High Yield Bond Fund. First Western is located at 1900 Avenue of the Stars, Suite 900, Los Angeles, California 90067. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 1, 2000. First Western is the principal investment advisory subsidiary of First Western Financial, Inc. First Western has approximately $1.4 billion of assets under management as of December 31, 2013, and First Western Financial, Inc. has approximately $4.9 billion of assets under management as of December 31, 2013.

Steven S. Michaels is responsible for the day-to-day management of the Fund. Mr. Michaels is Managing Director and Portfolio Manager at First Western, and has 23 years of industry experience.He has been a member of the professional investment staff at First Western, and previously FMA, for over 20 years. Mr. Michaels’ responsibility over the last 16 years include high yield fixed income portfolio management and overseeing the firm’s credit research. In addition, he serves on the Board of Directors of First Western and as a member of the Investment Policy Committee of its affiliate First Western Investment Management.

Forward Credit Analysis Long/Short Fund and Forward Investment Grade Fixed-Income Fund

Forward Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Forward Credit Analysis Long/Short Fund and Forward Investment Grade Fixed-Income Fund. PIMCO is located at 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660 (effective May 27, 2014, PIMCO will be located at 650 Newport Center Drive, Newport Beach, CA 92660). PIMCO has managed the Forward Credit Analysis Long/Short Fund since November 13, 2013 and the Forward Investment Grade Fixed-Income Fund since May 19, 2008. PIMCO has approximately $1.919 trillion in assets under management as of December 31, 2013.

Joseph Deane is the portfolio manager responsible for the day-to-day investment decisions of the Forward Credit Analysis Long/Short Fund. Mr. Deane is an executive vice president in the New York office and head of municipal bond portfolio management. Prior to joining PIMCO in 2011, he was co-head of the tax-exempt department at Western Asset (WAMCO). Mr. Deane was previously a managing director and head of tax-exempt investments from 1993-2005 at Smith Barney/Citigroup Asset Management. Earlier in his career, he held senior portfolio management positions with Shearson and E.F. Hutton. Morningstar named him Fixed Income Manager of the Year in 1996 and a finalist in 1995 and 2007. He has 43 years of investment experience and holds a bachelor’s degree from Iona College.

Mohit Mittal is the portfolio manager responsible for the day-to-day investment decisions of the Forward Investment Grade Fixed-Income Fund. Mr. Mittal is a Managing Director and portfolio manager for PIMCO. He manages investment grade credit and unconstrained bond portfolios and is the current chair for the Americas Portfolio Committee. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal joined PIMCO in 2007 as a portfolio manager and has been a Managing Director since 2014. He holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

Forward Tactical Growth Fund

Forward Management has engaged the services of Broadmark Asset Management, LLC (“Broadmark”) to act as sub-advisor to the Forward Tactical Growth Fund. Broadmark is located at 12 East 52nd St., 3rd Floor, New York, New York 10022. As of December 31, 2013, Broadmark had assets under management of approximately $1.8 billion.

The portfolio manager of the Forward Tactical Growth Fund is Christopher J. Guptill. Mr. Guptill is Chief Executive Officer and has been Chief Investment Officer of Broadmark since its inception in 1999. Mr. Guptill has over 30 years of investment experience. He holds a BA in economics from California State University, Chico.

Performance of a Substantially Similar Account to the Forward Tactical Growth Fund Managed by Broadmark

Performance of a comparable account shows you how a substantially similar account managed by Broadmark, sub-advisor to the Forward Tactical Growth Fund, has performed in the past over a longer period of time. It does not show you how the Forward Tactical Growth Fund that is available in this prospectus has performed or will perform.

The returns are asset weighted and calculated monthly. Annual performance figures are computed by linking monthly returns. Monthly market values include income accruals.

Performance information has been provided by Broadmark and is not within the control of Forward Funds. None of the performance or expense information regarding the comparable account has been independently verified by Forward Funds.

The chart below does not show you the performance of the Forward Tactical Growth Fund—it shows the performance of a similar account previously managed by Broadmark.

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The chart shows the historical performance of a U.S. unregistered fund previously managed by Broadmark (the “Comparable Account”). The Comparable Account, which is no longer operational, had an investment objective, policies, and strategies that were substantially similar to those of the Forward Tactical Growth Fund. Other than the Comparable Account, Broadmark did not have discretionary investment management authority during the applicable time period over any other account or investment company that has a similar investment objective and strategy as the Forward Tactical Growth Fund.

The performance shows the historical track record of Broadmark and is not intended to imply how the Forward Tactical Growth Fund has performed or will perform. Total returns represent past performance of the Comparable Account and not the Forward Tactical Growth Fund. The Comparable Account was not subject to the investment limitations, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the Code, which, if imposed, could have adversely affected performance.

The performance below has been adjusted to reflect the operating expenses of Class C shares of the Forward Tactical Growth Fund excluding acquired fund fees and expenses and dividend expense on short sales which are included in the total returns of the Comparable Account. The performance reflected in the Comparable Account may be calculated differently than the method used for calculating fund performance pursuant to SEC guidelines.

Annual total returns/Average annual total returns for the periods shown. Total returns and expenses are not annualized for periods less than one year. The total returns do not reflect the deduction of the CDSC that would apply for redemptions of Class C shares within one year. If the CDSC was included, total returns would have been lower.

Year/Period	Comparable Account	S&P 500 Index(1)

2009(2)	22.43%	19.26%
2008(3)	1.76%	-37.00%
2007(3)	6.65%	5.49%
2006(3)	9.94%	15.79%
2005(3)	0.59%	4.91%
2004(4)	5.24%	10.86%
1 year(5)	26.05%	-6.91%
3 years(6)	12.66%	-5.43%
Since Inception(7)	8.95%	1.21%

(1)	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.
(2)	January 1, 2009 through September 30, 2009.
(3)	Calendar year ending December 31.
(4)	Broadmark began managing the Comparable Account on October 1, 2004. Performance is calculated from October 1, 2004 through December 31, 2004.
(5)	October 1, 2008 through September 30, 2009.
(6)	October 1, 2006 through September 30, 2009.
(7)	October 1, 2004 through September 30, 2009.

Hiring Sub-Advisors without Shareholder Approval

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

Valuation of Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for each Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV per share of a Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically

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Valuation of Shares

closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each Business Day. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to a Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different classes of shares of the same Fund will differ due to differing class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter markets, and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

For all Funds (except for the Forward U.S. Government Money Fund), debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask price. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average bid and ask price; and (b) maturity of 60 days or less, at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which use multiple valuation techniques to determine market value. In instances where sufficient market activity exists, the independent pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine market value. In instances where sufficient market activity may not exist or is limited, the independent pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indices will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

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Valuation of Shares

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m., Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m., Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of a Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because certain Funds may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, a Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

Purchasing Shares

How To Buy Shares

You can open an account and make an initial purchase of Investor Class or Institutional Class shares of the Funds directly from the Funds or through a financial intermediary that has established an agreement with the Funds’ Distributor. The Funds or certain classes thereof may not be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase a Fund or a class of a Fund.

To open an account and make an initial purchase directly with the Funds, you can mail a check (payable to Forward Funds) in the minimum amounts described below, along with a completed and signed Account Application, to Forward Funds, P.O. Box 1345, Denver, CO 80201. To obtain an Account Application, call (800) 999-6809 or download one from www.forwardinvesting.com. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

After you have opened an account, you can make subsequent purchases of Investor Class or Institutional Class shares of a Fund through your financial intermediary or directly from the Funds. To purchase shares directly by mail, send your instruction and a check to the Funds at P.O. Box 1345, Denver, CO 80201.

For certain of the Funds, you also can make subsequent purchases of Investor Class or Institutional Class shares of a Fund through the Internet. To do so, you must be an existing shareholder of a Fund and your account must be bank ACH active. You may not initially open an account with the Funds via the Internet. To purchase Fund shares online, you must select this option on the account application. You can establish a user ID and password at www.forwardinvesting.com by selecting Account Login. If you have questions or problems accessing your account, contact Forward Funds at (800) 999-6809.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time.

For the Forward U.S. Government Money Fund, if the Transfer Agent receives a purchase order for shares of the Forward U.S. Government Money Fund on any business day marked “Same Day Settlement” and the invested monies are received via Federal Funds wire before 3:00 p.m., Eastern Time, on the same day, the investor will be entitled to receive that day’s dividend. For all Funds, if a purchase order is not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the business day following the purchase request.

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For the Forward Floating NAV Short Duration Fund, if the Transfer Agent receives a purchase request in good order for shares of the Fund, the investor will be entitled to begin earning income dividends on the settlement date of the transaction which is typically trade date, plus one to three business days following the date of the purchase request. Additionally, the Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the settlement date.

As described in “Pricing of Fund Shares” below, when you purchase shares you will pay the NAV that is next calculated after we receive your order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment and signature of authorized signer.

You also can open an account and make an initial purchase of Investor Class or Institutional Class shares and subsequent purchases of shares through a financial intermediary that has established an agreement with the Funds’ Distributor.

There are no initial sales loads for Investor Class or Institutional Class shares of the Funds. Depending upon the terms of your account, you may pay account fees to your account service provider for services provided in connection with your investment in Investor Class or Institutional Class shares of a Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

Share Classes

Share Classes Offered by each Forward Fund*

Fund	Institutional Class	Investor Class	Class A	Class B	Class C	Advisor Class	Class Z

Forward Balanced Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Commodity Long/Short Strategy Fund	Yes	Yes	No	No	Yes	Yes	Yes
Forward Core Strategy Long/Short Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Credit Analysis Long/Short Strategy Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Dynamic Income Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward EM Corporate Debt Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Emerging Markets Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Endurance Long/Short Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Floating NAV Short Duration Fund	Yes	Yes	No	No	Yes	Yes	Yes
Forward Frontier Strategy Fund	Yes	Yes	No	No	No	Yes	Yes
Forward Global Dividend Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Global Infrastructure Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Growth & Income Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward High Yield Bond Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Income & Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Income Builder Fund	Yes	Yes	Yes	No	Yes	No	No
Forward International Dividend Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward International Real Estate Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward International Small Companies Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Investment Grade Fixed-Income Fund	Yes	Yes	No	No	No	No	Yes
Forward Managed Futures Strategy Fund	Yes	Yes	No	No	Yes	Yes	Yes
Forward Multi-Strategy Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Real Estate Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Real Estate Long/Short Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Select EM Dividend Fund	Yes	Yes	Yes	No	Yes	Yes	No

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Fund	Institutional Class	Investor Class	Class A	Class B	Class C	Advisor Class	Class Z
Forward Select Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Select Opportunity Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Small Cap Equity Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Tactical Enhanced Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Tactical Growth Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Total MarketPlus Fund	Yes	Yes	No	No	No	No	Yes
Forward U.S. Government Money Fund	Yes	Yes	Yes	No	Yes	No	Yes

*	Not all Funds or Fund share classes listed herein are made available pursuant to this prospectus. Not all Funds or Fund share classes are available in every state.

When you purchase shares of a Fund, you must choose a share class. Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Funds contained in this prospectus also offer additional classes of shares pursuant to separate prospectuses. Information on such other share classes can be requested by calling (800) 999-6809.

Factors you should consider in choosing a class of shares include:

•	How long you expect to own the shares
•	How much you intend to invest
•	Total expenses associated with owning shares of each class

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Minimum Initial Investment Amount per Fund for Investor Class Shares

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Minimum Initial Investment Amount for Institutional Class Shares

•	$100,000 per Fund

Subsequent investments in Investor Class Shares must be $100 or more. There is no subsequent investment minimum for Institutional Class shares. Financial intermediaries may charge their customers a transaction or service fee.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

Automatic Investment Plan for Investor Class Shares

Forward Funds offers an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Funds. The minimum initial investment amount is $500 and minimum subsequent investments are $100. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (800) 999-6809 if you would like more information.

Exchange Privilege

Exchanges of Institutional or Investor Class Shares for the Same Class Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Institutional Class or Investor Class shares of any Fund for the same class shares of any other Fund, or with a money market fund. Please check with Forward Funds to determine which money market funds are available. There are generally no fees for exchanges, but an exchange of shares between Funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

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Shareholders should read the prospectus for any other Fund into which they are considering exchanging.

Exchanges of Institutional or Investor Class Shares for a Different Class within the Same Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange shares of one class of a Fund for another class within the same Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

Exchanges of Institutional Class or Investor Class Shares of the Forward U.S. Government Money Fund for Class Z shares of the Forward U.S. Government Money Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange your Institutional Class and Investor Class shares of the Forward U.S. Government Money Fund for Class Z shares of the Forward U.S. Government Money Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for Class Z shares of the Forward U.S. Government Money Fund into which they are considering exchanging.

General Information about Exchanges

Shares of one Fund or a class thereof may be exchanged for shares of another Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in good order, it cannot be revoked by you. Exchanges into another Fund and/or class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition, Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this prospectus.

Not all classes of the Funds or all Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

Pricing of Fund Shares

When you purchase shares, you will pay the NAV that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

Purchases of shares of a Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Funds.

Each of the Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund and Forward Select Opportunity Fund may invest up to 25% of its total assets in shares of its Subsidiary. Each Subsidiary offers to redeem all or a portion of its shares at the current NAV per share every regular business day. The value of shares of each Subsidiary fluctuates with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund and Forward Select Opportunity Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment.

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Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, Forward Funds requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Forward Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name
•	Date of birth (for individuals)
•	Residential or business street address in the U.S. (post office boxes are permitted for mailing only)
•	Social Security number or taxpayer identification number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDelivery

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in Forward Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations or tax forms are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.forwardinvesting.com. The minimum initial investment (excluding Institutional Class shares) for accounts enrolled in eDelivery is $2,000.

Online Account Access

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To set up online access, go to www.forwardinvesting.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

Other Information

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $500 in a Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $500 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

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Redeeming Shares

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Funds’ Distributor, Forward Funds, or their agent. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time.

If the Transfer Agent receives a redemption request in good order from a shareholder of the Forward U.S. Government Money Fund by 3:00 p.m., Eastern Time, marked “Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the Forward U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day.

For the Forward Floating NAV Short Duration Fund, if the Transfer Agent receives the redemption request in good order, the investor will receive all dividends accrued through the date prior to settlement date of the transaction, which is typically one to three business days following the date shares are redeemed.

Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment and signature of authorized signer. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

How To Redeem Shares

Neither the investment advisor, the Distributor, the Transfer Agent, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption is payable to the shareholder(s) of record, (2) the redemption is delivered to the shareholder(s) at the address of record or current banking instructions on file, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

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Redeeming Shares

Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last up to 10 days. Forward Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Forward Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Forward Funds Account Application.

By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if Forward Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 10 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

Policies Concerning Frequent Purchases and Redemptions

The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring (which may take into account transaction size), and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive

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trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

Distribution and Shareholder Services Plans

Distribution Plan

Forward Funds has adopted a distribution plan under Rule 12b-1 (the “Plan”) for Investor Class shares of the Funds that allows each Fund to pay for the sale and distribution of its shares. A Fund may make payments under the Plan for the purpose of financing any activity primarily intended to result in the sale of its shares. In addition, payments under the Plan may be made to banks and their affiliates and other financial intermediaries, including broker-dealers, for the provision of administrative and/or shareholder services for Fund shareholders.

Under the Plan, a Fund may pay one or more persons or entities a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares for service rendered and expenses borne in connection with the provision of distribution, administrative and/or shareholder services with respect to Investor Class shares of a Fund.

Payments available under the Plan may exceed amounts received by broker-dealers or other financial intermediaries in connection with the sale of the Fund’s shares.

Because these 12b-1 fees are paid out of assets attributable to each Fund’s Investor Class shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges. Shareholders owning Institutional Class shares of a Fund will not be subject to the Plan or any 12b-1 fees.

The Plan recognizes that Forward Management may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder services in the form of cash, or if permitted, non-cash payments.

Shareholder Services Plan

Forward Funds has adopted a shareholder services plan (the “Shareholder Services Plan”) with respect to Investor Class and Institutional Class shares of certain Funds. Under the Shareholder Services Plan, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders of each respective class.

Payments under the Shareholder Services Plan are calculated daily and paid monthly, and are not to exceed the following annual rates:

	Annual Rate (expressed as a Percentage of the Fund’s Average Daily Net Assets Attributable to the Noted Class of Shares)
Fund Name	Investor Class	Institutional Class

Forward Balanced Allocation Fund	0.25%	None
Forward Commodity Long/Short Strategy Fund	0.15%	0.05%

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	Annual Rate (expressed as a Percentage of the Fund’s Average Daily Net Assets Attributable to the Noted Class of Shares)
Fund Name	Investor Class	Institutional Class
Forward Core Strategy Long/Short Fund	0.15%	0.05%
Forward Credit Analysis Long/Short Fund	0.15%	0.05%
Forward Dynamic Income Fund	0.15%	0.05%
Forward EM Corporate Debt Fund	0.15%	0.05%
Forward Emerging Markets Fund	0.15%	0.05%
Forward Endurance Long/Short Fund	0.15%	0.05%
Forward Floating NAV Short Duration Fund	0.15%	0.05%
Forward Frontier Strategy Fund	0.15%	0.10%
Forward Global Dividend Fund	0.15%	0.05%
Forward Global Infrastructure Fund	0.15%	0.05%
Forward Growth & Income Allocation Fund	0.25%	None
Forward Growth Allocation Fund	0.25%	None
Forward High Yield Bond Fund	0.25%	0.10%
Forward Income & Growth Allocation Fund	0.25%	None
Forward Income Builder Fund	0.25%	None
Forward International Dividend Fund	0.15%	0.05%
Forward International Real Estate Fund	0.15%	0.05%
Forward International Small Companies Fund	0.15%	0.05%
Forward Investment Grade Fixed-Income Fund	0.25%	0.10%
Forward Managed Futures Strategy Fund	0.15%	0.05%
Forward Multi-Strategy Fund	0.25%	None
Forward Real Estate Fund	0.15%	0.05%
Forward Real Estate Long/Short Fund	0.15%	0.05%
Forward Select EM Dividend Fund	0.15%	0.05%
Forward Select Income Fund	0.15%	0.05%
Forward Select Opportunity Fund	0.15%	0.05%
Forward Small Cap Equity Fund	0.15%	0.05%
Forward Tactical Enhanced Fund	0.15%	0.05%
Forward Tactical Growth Fund	0.15%	0.05%
Forward Total MarketPlus Fund	0.25%	0.10%
Forward U.S. Government Money Fund	0.25%	None

Payments available under the Shareholder Services Plan may exceed amounts received by third party service providers for the provision of shareholder services.

Because these shareholder services fees are paid out of assets attributable to each Fund’s Investor Class and Institutional Class shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

With respect to the Forward U.S. Government Money Fund, effective April 1, 2009, the Board of Trustees temporarily eliminated shareholder services fees payable under the Shareholder Services Plan for Investor Class shares of the Fund in order to enhance the yield of the Fund. The Board’s actions have resulted in a corresponding temporary elimination of payments of shareholder services fees to third party service providers for the provision of shareholder services to shareholders of Investor Class shares of the Fund. The Board of Trustees may revise or reinstate the payment of shareholder services fees for Investor Class shares of the Fund at any time without notice.

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Administrative Plan—Forward U.S. Government Money Fund

The Forward U.S. Government Money Fund has adopted a plan (the “Administrative Plan”) with respect to each class of shares currently offered by the Forward U.S. Government Money Fund (except for Class Z shares). Pursuant to the Administrative Plan, the Forward U.S. Government Money Fund will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own Forward U.S. Government Money Fund shares either directly or through omnibus accounts. The maximum annual amount payable to Forward Management is 0.25% of the average daily net assets of the shares of the Forward U.S. Government Money Fund; provided, however, that the Forward U.S. Government Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for Investor Class or Institutional Class shares that will be allocated under the Fund’s Rule 12b-1 distribution plan or Shareholder Services Plan.

Forward Management has contractually agreed to waive the fees payable under the Administrative Plan for shares of the Forward U.S. Government Money Fund through April 30, 2015. Pursuant to the agreement, the Fund will reimburse Forward Management for fees waived, provided that any such reimbursement made by the Fund to Forward Management will not cause the Fund’s (or a class thereof) annualized yield to be less than 0.01%, and the reimbursement is made within three years after the fees were waived.

Networking, Sub-Transfer Agency and Administrative Fees

Certain financial intermediaries may contract with the Funds, Forward Management or the Distributor to perform certain networking, sub-transfer agency or administrative services for shareholders of the Funds. In consideration for providing these services, the financial intermediaries will receive networking, sub-transfer agency or administrative fees, a portion of which may be paid by the Funds. Any such payments by the Funds to a financial intermediary for networking, sub-transfer agency or administrative services are in addition to any shareholder services fees payable to the financial intermediary by the Funds.

Additional Payments to Intermediaries

Forward Management or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Forward Management or its affiliates. A sub-advisor may contribute to the additional payments made by Forward Management or its affiliates to financial intermediaries.

Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Funds) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in each Fund’s Fees and Expenses tables in this prospectus. Such additional payments are generally based on the average net assets of a Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of a Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of a Fund as disclosed in each Fund’s Fees and Expenses tables in this prospectus.

Revenue sharing arrangements may include payments for various purposes, including but not limited to:

•	Payments for providing shareholder recordkeeping, processing, accounting, and/or other administrative or distribution services;
•

Payments for placement of a Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including a Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for an intermediary’s examination of a Fund and payments for providing extra employee training and information relating to a Fund;
•	“Marketing support fees” for providing assistance in promoting the sale of Fund shares;
•	Provision of educational programs, including information and related support materials; and
•

Occasional meals and entertainment, tickets to sporting events, nominal gifts, and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

A list of the financial intermediaries with which Forward Management or its affiliates has entered into ongoing contractual arrangements as of January 1, 2014, as described in this section, is contained in the “Additional Payments to Intermediaries” section of the SAI. Forward Management or its affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

Please ask your financial intermediary for more information about these additional payments.

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Dividends and Taxes

A Fund will normally pay a capital gain distribution in December, if available, and a spillover capital gain distribution in June, if available. However, a Fund may determine that a capital gain distribution will instead be of record and payable at other times, and a Fund may also make additional distributions of capital gains during a year.

The following Funds expect to declare and pay income dividends annually, if available:

Forward Commodity Long/Short Strategy Fund	Forward Managed Futures Strategy Fund
Forward Core Strategy Long/Short Fund	Forward Small Cap Equity Fund
Forward Emerging Markets Fund	Forward Tactical Enhanced Fund
Forward Endurance Long/Short Fund	Forward Tactical Growth Fund
Forward Frontier Strategy Fund	Forward Total MarketPlus Fund
Forward International Small Companies Fund

The following Funds expect to declare and pay income dividends quarterly, if available:

Forward Credit Analysis Long/Short Fund	Forward Multi-Strategy Fund
Forward EM Corporate Debt Fund	Forward Real Estate Fund
Forward Global Infrastructure Fund	Forward Real Estate Long/Short Fund
Forward Growth & Income Allocation Fund	Forward Select Income Fund
Forward Growth Allocation Fund	Forward Select Opportunity Fund
Forward International Real Estate Fund

The following Funds expect to declare and pay income dividends monthly, if available:

Forward Balanced Allocation Fund	Forward Income Builder Fund
Forward Dynamic Income Fund	Forward International Dividend Fund
Forward Global Dividend Fund	Forward Investment Grade Fixed-Income Fund
Forward High Yield Bond Fund	Forward Select EM Dividend Fund
Forward Income & Growth Allocation Fund

The following Funds expect to declare daily and pay income dividends monthly, if available:

Forward Floating NAV Short Duration Fund
Forward U.S. Government Money Fund

A shareholder will automatically receive all income, dividends, and capital gain distributions in additional full and fractional shares reinvested into their Forward Funds account, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

Tax-Exempt Income

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year (which may be the case with respect to the Forward Credit Analysis Long/Short Fund), the Fund will be able to report distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to report any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. Although a Fund may satisfy the 50% requirement for paying exempt interest dividends, there can be no assurance that any Fund will do so. Further, as discussed below, distributions of a Fund’s other income and gains generally will be includable in the taxable income of a Fund’s investors.

Federal Taxes

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state, and local or foreign tax consequences to you of investing in a Forward Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

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Dividends and Taxes

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund reports a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Dividends attributable to interest are not eligible for the reductions in rates described below. Current tax law generally provides for a maximum tax rate for individual taxpayers of either 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts) on long-term gains and on certain qualifying dividends on corporate stock. Certain Funds do not expect to distribute significant amounts of qualified dividend income. These rate reductions do not apply to corporate taxpayers. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed that ordinary income tax rate applicable to the taxpayer. Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

As described above, if a Fund (such as the Forward Credit Analysis Long/Short Fund) invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). A Fund’s exempt-interest dividends may be subject to state or local taxes. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Dividends declared by a Fund in October, November, or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Any loss realized upon the sale or exchange of Fund shares that you held for less than six months may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to such shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

The Funds are required to report to you and the Internal Revenue Service annually the cost basis information for sale transactions of shares purchased on or after January 1, 2012. You may elect to have one of several cost basis methods applied to your account when calculating the cost basis of shares sold, including average cost, first-in, first-out (FIFO), or another specific method. Unless you instruct otherwise, a Fund will use average cost as its default cost basis method. If you would like to use the average cost method of calculation, no action is required. To elect an alternative method, you should contact the Funds at (800) 999-6809 or Forward Funds, P.O. Box 1345, Denver, CO 80201. If your account is held with a financial intermediary, contact your financial intermediary regarding the reporting of cost basis and available elections for your account. You should consult your tax advisor to determine the best cost basis method for your situation.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% of all taxable distributions and redemption proceeds payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

As discussed in the relevant “Fund Summary” section above, certain Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate

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the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

As discussed in the relevant “Fund Summary” section above, certain Funds receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce a Fund’s total return. If the amount of taxes withheld by foreign governments is material and certain requirements are met, a Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes, subject to certain limitations.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, or if you are a non-U.S. entity, each Fund will generally withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund.

Federal Income Tax Information for the Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund

Each of Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company under the Code. The IRS issued a revenue ruling in December 2005 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, each Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments.

However, in Revenue Ruling 2006-31, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The IRS has currently suspended the issuance of private letter rulings relating to the tax treatment of income and gains generated by investments in commodity index-linked notes and income generated by investments in a subsidiary. Each Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the respective Subsidiary.

A private letter ruling cannot be used or cited as precedent and is binding on the IRS only for the taxpayer that receives it. The Funds have not obtained a ruling from the IRS with respect to their investments or their structure. Based on the principles underlying private letter rulings previously issued to other taxpayers, the Funds intend to treat their income from commodity index-linked notes and a Subsidiary as qualifying income without any such ruling from the IRS. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. There is also no assurance that the Funds will be able to obtain a favorable ruling from the IRS with respect to their request for their own private letter ruling. Furthermore, the tax treatment of a Fund’s investments in commodity-linked notes and the Subsidiary may be adversely affected by future legislation or Treasury regulations.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in a Subsidiary does not constitute qualifying income and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which might result in difficulty in implementing its investment strategy. If a Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

A foreign corporation, such as a Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. It is expected that each Subsidiary will conduct its activities so as to satisfy the requirements of a safe-harbor set forth in the Code, under which each Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. However, if a Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation.

A foreign corporation, such as a Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is in force between the United States and the Cayman Islands that would reduce the 30% rate of withholding tax. However, it is not expected that the Subsidiaries will derive income subject to U.S. withholding taxes.

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Each Subsidiary will be treated as a CFC for U.S. federal income tax purposes. As a result, each Fund must include in gross income for such purposes all of the respective Subsidiary’s “subpart F” income when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the respective Fund. It is expected that all of the Subsidiaries’ income will be subpart F income. Each Fund’s tax basis in the respective Subsidiary will be increased as a result of the Fund’s recognition of the applicable Subsidiary’s subpart F income. Each Fund will not be taxed on distributions received from the respective Subsidiary to the extent of the Subsidiary’s previously-undistributed subpart F income although its tax basis in the Subsidiary will be decreased by such amount. All subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Subpart F income does not qualify for treatment as qualified dividend income. If a Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the Fund and such loss cannot be carried forward to offset taxable income of the Fund or the Subsidiary in future periods.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Forward Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

Investment in Real Estate Investment Trusts

Certain Funds may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT generally do not qualify for the intercorporate dividends-received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Forward Select Income Fund intends to, and the other Funds may, include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV beyond February 15.

Please see the SAI for additional tax information.

Portfolio Holdings Disclosure

Forward Funds discloses all portfolio holdings of each Fund as of the end of each month on its website at www.forwardinvesting.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day).

A description of the Forward Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.

Householding

To avoid sending duplicate copies of materials to households, Forward Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 999-6809. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

General Information

You can obtain current price, yield, and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

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Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Forward Funds’ shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance and other financial information for the last five years (or since inception, if shorter) of the Funds’ operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in each Fund increased (or lost) assuming reinvestment of all dividends and distributions.

Information for the fiscal years ended December 31, 2009 through and including 2013 for these Funds (except for the Forward Core Strategy Long/Short Fund and Forward Floating NAV Short Duration Fund) has been audited by PricewaterhouseCoppers LLP (“PwC”), whose report, along with the Funds’ financial statements, are included in these Funds’ Annual Reports that were filed with the SEC on March 6, 2014 (Accession No. 0001193125-14-086165).

Forward Core Strategy Long/Short Fund and Forward Floating NAV Short Duration Fund

The Forward Core Strategy Long/Short Fund shares were not offered during the fiscal years ended December 31, 2012 and 2013. The Forward Floating NAV Short Duration Fund shares were not offered during the fiscal years ended December 31, 2011, 2012 and 2013. Therefore, these Funds do not have financial highlights for the periods ended December 31, 2011, 2012 and 2013. Additional information about these Funds’ investments will be available in the Funds’ annual and semi-annual reports when they are available.

167

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Balanced Allocation Fund - Investor Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$14.94	$13.96	$15.18	$14.56	$12.47
Income/(Loss) from Operations:
Net investment income(b)	0.44	0.33	0.33	0.69	0.41
Net realized and unrealized gain/(loss) on investments	0.42	1.02	(0.83)	0.61	2.09
Total from Investment Operations	0.86	1.35	(0.50)	1.30	2.50
Less Distributions:
From investment income	(0.47)	(0.37)	(0.34)	(0.68)	(0.41)
From capital gains	—	—	(0.38)	—	—
Total Distributions	(0.47)	(0.37)	(0.72)	(0.68)	(0.41)
Net Increase/(Decrease) in Net Asset Value	0.39	0.98	(1.22)	0.62	2.09
Net Asset Value, End of Period	$15.33	$14.94	$13.96	$15.18	$14.56
Total Return	5.83%	9.71%	(3.34)%	9.05%	20.38%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,610	$4,146	$8,503	$12,898	$13,137
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.87%	2.23%	2.15%	4.64%	3.07%
Operating expenses including expense paid directly by the advisor(c)	0.77%	0.75%	0.68%	0.63%	0.67%
Net investment income excluding expense paid directly by the advisor	2.77%	2.12%	2.04%	4.53%	2.99%
Operating expenses excluding expense paid directly by the advisor(c)	0.87%	0.86%	0.79%	0.74%	0.75%
Portfolio Turnover Rate	46%	81%	78%	55%	28%

(a)	Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Excludes expenses of the affiliated funds in which the Fund invests.

168

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Balanced Allocation Fund - Institutional Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$14.95	$13.97	$15.19	$14.57	$12.48
Income/(Loss) from Operations:
Net investment income(b)	0.52	0.41	0.39	0.70	0.48
Net realized and unrealized gain/(loss) on investments	0.42	1.01	(0.81)	0.68	2.09
Total from Investment Operations	0.94	1.42	(0.42)	1.38	2.57
Less Distributions:
From investment income	(0.55)	(0.44)	(0.42)	(0.76)	(0.48)
From capital gains	—	—	(0.38)	—	—
Total Distributions	(0.55)	(0.44)	(0.80)	(0.76)	(0.48)
Net Increase/(Decrease) in Net Asset Value	0.39	0.98	(1.22)	0.62	2.09
Net Asset Value, End of Period	$15.34	$14.95	$13.97	$15.19	$14.57
Total Return	6.37%	10.26%	(2.84)%	9.59%	20.97%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$16,014	$24,207	$35,935	$70,749	$76,923
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	3.40%	2.78%	2.55%	4.74%	3.58%
Operating expenses including expense paid directly by the advisor(c)	0.27%	0.25%	0.17%	0.13%	0.17%
Net investment income excluding expense paid directly by the advisor	3.30%	2.67%	2.44%	4.63%	3.50%
Operating expenses excluding expense paid directly by the advisor(c)	0.37%	0.36%	0.28%	0.24%	0.25%
Portfolio Turnover Rate	46%	81%	78%	55%	28%

(a)	Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Excludes expenses of the affiliated funds in which the Fund invests.

169

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Commodity Long/Short Strategy Fund - Investor Class
	Year Ended December 31, 2013(a)	Year Ended December 31, 2012(a)		Year Ended December 31, 2011(a)(b)
Net Asset Value, Beginning of Period	$20.21	$27.02		$25.00
Income/(Loss) from Operations:
Net investment loss(c)	(0.22)	(0.23)		(0.20)
Net realized and unrealized gain/(loss) on investments	2.04	(6.58)		2.61
Total from Investment Operations	1.82	(6.81)		2.41
Less Distributions:
From investment income	(0.95)	—		(0.39)
Tax return of capital	(0.01)	—		(0.00	)(d)
Total Distributions	(0.96)	—		(0.39)
Net Increase/(Decrease) in Net Asset Value	0.86	(6.81)		2.02
Net Asset Value, End of Period	$21.07	$20.21		$27.02
Total Return	9.04%	(25.20)%		9.66%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$24,649	$22,093		$48,141
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver/recoupment of past fees waived by advisor	(1.03)%	(0.93)%		(0.74)%
Operating expenses including reimbursement/waiver/recoupment of past fees waived by advisor	1.77%	1.70	%(e)	1.87%
Operating expenses excluding reimbursement/waiver	1.77%	1.70%		1.90%
Portfolio Turnover Rate	59%	90%		39%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.
(b)	The Fund began offering Investor Class shares on January 3, 2011.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Effective May 1, 2012, the Advisor agreed not to limit expenses.

170

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Commodity Long/Short Strategy Fund - Institutional Class
	Year Ended December 31, 2013(a)	Year Ended December 31, 2012(a)		Year Ended December 31, 2011(a)(b)
Net Asset Value, Beginning of Period	$20.33	$27.06		$25.00
Income/(Loss) from Operations:
Net investment loss(c)	(0.14)	(0.14)		(0.12)
Net realized and unrealized gain/(loss) on investments	2.03	(6.59)		2.61
Total from Investment Operations	1.89	(6.73)		2.49
Less Distributions:
From investment income	(1.01)	—		(0.43)
Tax return of capital	(0.01)	—		(0.00	)(d)
Total Distributions	(1.02)	—		(0.43)
Net Increase/(Decrease) in Net Asset Value	0.87	(6.73)		2.06
Net Asset Value, End of Period	$21.20	$20.33		$27.06
Total Return	9.36%	(24.87)%		9.97%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$29,198	$49,467		$66,255
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver/recoupment of past fees waived by advisor	(0.68)%	(0.57)%		(0.46)%
Operating expenses including reimbursement/waiver/recoupment of past fees waived by advisor	1.41%	1.35	%(e)	1.52%
Operating expenses excluding reimbursement/waiver	1.41%	1.35%		1.55%
Portfolio Turnover Rate	59%	90%		39%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.
(b)	The Fund began offering Institutional Class shares on January 3, 2011.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Effective May 1, 2012, the Advisor agreed not to limit expenses.

171

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Credit Analysis Long/Short Fund - Investor Class
	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010		Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$8.93		$8.09	$7.96	$8.08		$5.84
Income/(Loss) from Operations:
Net investment income	0.30	(b)	0.24 (b)	0.32 (b)	0.41		0.48
Net realized and unrealized gain/(loss) on investments	(1.56)		0.88	0.14	(0.07)		2.19
Total from Investment Operations	(1.26)		1.12	0.46	0.34		2.67
Less Distributions:
From investment income	(0.41)		(0.22)	(0.31)	(0.39)		(0.43)
From capital gains	(0.19)		(0.06)	(0.02)	(0.07)		—
Total Distributions	(0.60)		(0.28)	(0.33)	(0.46)		(0.43)
Net Increase/(Decrease) in Net Asset Value	(1.86)		0.84	0.13	(0.12)		2.24
Net Asset Value, End of Period	$7.07		$8.93	$8.09	$7.96		$8.08
Total Return	(14.42)%		13.96%	5.83%	4.17%		46.56%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$55,719		$338,662	$156,238	$136,654		$61,043
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	4.05%		3.24%	6.13%	6.39%		8.48%
Operating expenses including reimbursement/waiver	1.97	%(c)	1.99%	1.99%	1.98	%(d)	1.93	%(e)
Operating expenses excluding reimbursement/waiver	2.08%		2.08%	2.14%	2.14%		2.22%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	3.45%		2.78%	3.95%	5.15%		6.61%
Operating expenses including reimbursement/waiver	2.57	%(c)	2.46%	4.17%	3.22	%(d)	3.80	%(e)
Operating expenses excluding reimbursement/waiver	2.68%		2.55%	4.32%	3.39%		4.09%
Portfolio Turnover Rate	125%		63%	133%	89%		221%

(a)	Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective October 1, 2013, the net expense limitation changed from 1.99% to 1.79%.
(d)	Effective May 1, 2010, the net expense limitation changed from 1.95% to 1.99%.
(e)	Effective May 1, 2009, the net expense limitation changed from 1.84% to 1.95%.

172

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Credit Analysis Long/Short Fund - Institutional Class
	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010		Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$8.88		$8.04	$7.91	$8.03		$5.81
Income/(Loss) from Operations:
Net investment income	0.32	(b)	0.27 (b)	0.34 (b)	0.48		0.54
Net realized and unrealized gain/(loss) on investments	(1.56)		0.88	0.15	(0.11)		2.14
Total from Investment Operations	(1.24)		1.15	0.49	0.37		2.68
Less Distributions:
From investment income	(0.44)		(0.25)	(0.34)	(0.42)		(0.46)
From capital gains	(0.19)		(0.06)	(0.02)	(0.07)		—
Total Distributions	(0.63)		(0.31)	(0.36)	(0.49)		(0.46)
Net Increase/(Decrease) in Net Asset Value	(1.87)		0.84	0.13	(0.12)		2.22
Net Asset Value, End of Period	$7.01		$8.88	$8.04	$7.91		$8.03
Total Return	(14.20)%		14.43%	6.23%	4.54%		47.08%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$43,298		$214,229	$38,790	$16,994		$4,787
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	4.41%		3.51%	6.39%	6.82%		8.89%
Operating expenses including reimbursement/waiver	1.61	%(c)	1.64%	1.64%	1.63	%(d)	1.57	%(e)
Operating expenses excluding reimbursement/waiver	1.74%		1.74%	1.79%	1.80%		1.86%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	3.81%		3.05%	4.21%	5.57%		7.01%
Operating expenses including reimbursement/waiver	2.21	%(c)	2.11%	3.82%	2.88	%(d)	3.45	%(e)
Operating expenses excluding reimbursement/waiver	2.34%		2.21%	3.97%	3.06%		3.74%
Portfolio Turnover Rate	125%		63%	133%	89%		221%

(a)	Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective October 1, 2013, the net expense limitation changed from 1.64% to 1.44%.
(d)	Effective May 1, 2010, the net expense limitation changed from 1.60% to 1.64%.
(e)	Effective May 1, 2009, the net expense limitation changed from 1.49% to 1.60%.

173

Financial Highlights

For a share outstanding throughout the period presented.

	Forward Dynamic Income Fund - Institutional Class
	Period Ended December 31, 2013(a)
Net Asset Value, Beginning of Period	$25.00
Income/(Loss) from Operations:
Net investment income(b)	0.77
Net realized and unrealized gain on investments	0.03
Total from Investment Operations	0.80
Less Distributions:
From investment income	(0.82)
From capital gains	(0.01)
Tax return of capital	(0.04)
Total Distributions	(0.87)
Net Decrease in Net Asset Value	(0.07)
Net Asset Value, End of Period	$24.93
Total Return	3.25	%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,987
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	7.43	%(d)
Operating expenses including reimbursement/waiver	1.29	%(d)
Operating expenses excluding reimbursement/waiver	5.67	%(d)
Portfolio Turnover Rate	755	%(c)

(a)	The Fund began offering Institutional Class shares on August 1, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.

174

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward EM Corporate Debt Fund - Investor Class
	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$9.98		$9.10	$11.05	$10.60	$9.30
Income/(Loss) from Operations:
Net investment income	0.65	(b)	0.62 (b)	0.61 (b)	0.42	0.47
Net realized and unrealized gain/(loss) on investments	(0.62)		0.70	(0.89)	0.25	1.21
Total from Investment Operations	0.03		1.32	(0.28)	0.67	1.68
Less Distributions:
From investment income	(0.60)		(0.44)	(1.67)	(0.22)	(0.38)
Total Distributions	(0.60)		(0.44)	(1.67)	(0.22)	(0.38)
Net Increase/(Decrease) in Net Asset Value	(0.57)		0.88	(1.95)	0.45	1.30
Net Asset Value, End of Period	$9.41		$9.98	$9.10	$11.05	$10.60
Total Return	0.48%		14.63%	(2.73)%	6.47%	18.43%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$304,150		$168,003	$4,702	$5,924	$5,766
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	6.78%		6.37%	5.35%	3.80%	4.61%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.34	%(c)	1.35%	1.39%	1.39%	1.26	%(d)
Operating expenses excluding reimbursement/waiver	1.35%		1.36%	1.89%	1.90%	1.41%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	6.69%		n/a	n/a	n/a	n/a
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.42	%(c)	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.44%		n/a	n/a	n/a	n/a
Portfolio Turnover Rate	85%		91%	357%	74%	59%

(a)	Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective May 1, 2013, the net expense limitation changed from 1.39% to 1.34%.
(d)	Effective May 1, 2009, the net expense limitation changed from 1.24% to 1.39%.

175

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward EM Corporate Debt Fund - Institutional Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$9.91	$9.04	$11.02	$10.55	$9.27
Income/(Loss) from Operations:
Net investment income	0.67 (b)	0.65 (b)	0.68 (b)	0.48	0.48
Net realized and unrealized gain/(loss) on investments	(0.60)	0.70	(0.92)	0.23	1.21
Total from Investment Operations	0.07	1.35	(0.24)	0.71	1.69
Less Distributions:
From investment income	(0.63)	(0.48)	(1.74)	(0.24)	(0.41)
Total Distributions	(0.63)	(0.48)	(1.74)	(0.24)	(0.41)
Net Increase/(Decrease) in Net Asset Value	(0.56)	0.87	(1.98)	0.47	1.28
Net Asset Value, End of Period	$9.35	$9.91	$9.04	$11.02	$10.55
Total Return	0.92%	15.06%	(2.40)%	6.91%	18.70%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$35,001	$33,773	$7,613	$17,469	$16,257
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	6.99%	6.67%	6.10%	4.22%	4.89%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	0.98%	0.99%	0.99%	0.99%	0.97%
Operating expenses excluding reimbursement/waiver	0.98%	1.01%	1.49%	1.45%	1.13%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	6.90%	n/a	n/a	n/a	n/a
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.06%	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.06%	n/a	n/a	n/a	n/a
Portfolio Turnover Rate	85%	91%	357%	74%	59%

(a)	Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.
(b)	Per share amounts are based upon average shares outstanding.

176

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Emerging Markets Fund - Investor Class
	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$10.58		$9.55		$20.97	$21.47	$12.28
Income/(Loss) from Operations:
Net investment income	0.16	(a)	0.07	(a)	0.11 (a)	0.00 (b)	0.01	(a)
Net realized and unrealized gain/(loss) on investments	0.00	(b)	1.64		(4.61)	3.43	9.33
Total from Investment Operations	0.16		1.71		(4.50)	3.43	9.34
Less Distributions:
From investment income	(0.15)		(0.01)		(0.57)	(0.25)	(0.15)
From capital gains	—		(0.67)		(6.35)	(3.68)	—
Total Distributions	(0.15)		(0.68)		(6.92)	(3.93)	(0.15)
Net Increase/(Decrease) in Net Asset Value	0.01		1.03		(11.42)	(0.50)	9.19
Net Asset Value, End of Period	$10.59		$10.58		$9.55	$20.97	$21.47
Total Return	1.54%		18.14%		(22.33)%	16.56%	76.16%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,898		$5,934		$23,498	$49,997	$39,864
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.45%		0.65%		0.55%	0.01%	0.04%
Operating expenses including reimbursement/waiver	1.76	%(c)	1.80	%(d)(e)	1.79%	1.79%	1.77	%(f)
Operating expenses excluding reimbursement/waiver	2.55%		2.78%		2.15%	2.02%	2.00%
Portfolio Turnover Rate	88%		150%		102%	129%	120%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Amount represents less than $0.01 per share.
(c)	Effective May 1, 2013, the net expense limitation changed from 1.79% to 1.74%.
(d)	Effective May 1, 2012, the net expense limitation changed from 1.79% to 1.89%.
(e)	Effective September 1, 2012, the net expense limitation changed from 1.89% to 1.79%.
(f)	Effective May 1, 2009, the net expense limitation changed from 1.74% to 1.79%.

177

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Emerging Markets Fund - Institutional Class
	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$10.67	$9.76		$21.31	$21.76	$12.40
Income/(Loss) from Operations:
Net investment income(a)	0.18	0.13		0.15	0.12	0.07
Net realized and unrealized gain/(loss) on investments	0.03	1.67		(4.70)	3.45	9.48
Total from Investment Operations	0.21	1.80		(4.55)	3.57	9.55
Less Distributions:
From investment income	(0.16)	(0.22)		(0.65)	(0.34)	(0.19)
From capital gains	—	(0.67)		(6.35)	(3.68)	—
Total Distributions	(0.16)	(0.89)		(7.00)	(4.02)	(0.19)
Net Increase/(Decrease) in Net Asset Value	0.05	0.91		(11.55)	(0.45)	9.36
Net Asset Value, End of Period	$10.72	$10.67		$9.76	$21.31	$21.76
Total Return	1.97%	18.65%		(22.21)%	17.12%	76.94%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,033	$4,517		$31,484	$157,970	$291,105
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.64%	1.25%		0.76%	0.62%	0.36%
Operating expenses including reimbursement/waiver	1.39%	1.41	%(b)(c)	1.39%	1.39%	1.38%
Operating expenses excluding reimbursement/waiver	2.04%	2.22%		1.76%	1.59%	1.53%
Portfolio Turnover Rate	88%	150%		102%	129%	120%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Effective May 1, 2012, the net expense limitation changed from 1.39% to 1.49%.
(c)	Effective September 1, 2012, the net expense limitation changed from 1.49% to 1.39%.

178

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Endurance Long/Short Fund - Investor Class
	Year Ended December 31, 2013	Year Ended December 31, 2012(a)
Net Asset Value, Beginning of Period	$25.82	$25.00
Income/(Loss) from Operations:
Net investment loss(b)	(0.62)	(0.50)
Net realized and unrealized gain on investments	5.80	1.32
Total from Investment Operations	5.18	0.82
Less Distributions:
From capital gains	(1.71)	—
Total Distributions	(1.71)	—
Net Increase in Net Asset Value	3.47	0.82
Net Asset Value, End of Period	$29.29	$25.82
Total Return	20.24%	3.28	%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$230	$206
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment loss including reimbursement/waiver	(1.64)%	(1.44	)%(d)
Operating expenses including reimbursement/waiver	2.20%	2.34	%(d)
Operating expenses excluding reimbursement/waiver	3.03%	3.98	%(d)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment loss including reimbursement/waiver	(2.27)%	(1.96	)%(d)
Operating expenses including reimbursement/waiver	2.82%	2.85	%(d)
Operating expenses excluding reimbursement/waiver	3.65%	4.49	%(d)
Portfolio Turnover Rate	283%	283	%(c)

(a)	The Fund began offering Investor Class shares on January 3, 2012.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.

179

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Endurance Long/Short Fund - Institutional Class
	Year Ended December 31, 2013	Year Ended December 31, 2012(a)
Net Asset Value, Beginning of Period	$25.91	$25.00
Income/(Loss) from Operations:
Net investment loss(b)	(0.53)	(0.43)
Net realized and unrealized gain on investments	5.84	1.34
Total from Investment Operations	5.31	0.91
Less Distributions:
From capital gains	(1.75)	—
Total Distributions	(1.75)	—
Net Increase in Net Asset Value	3.56	0.91
Net Asset Value, End of Period	$29.47	$25.91
Total Return	20.66%	3.64	%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,309	$4,652
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment loss including reimbursement/waiver	(1.28)%	(1.16	)%(d)
Operating expenses including reimbursement/waiver	1.83%	1.98	%(d)
Operating expenses excluding reimbursement/waiver	2.68%	3.02	%(d)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment loss including reimbursement/waiver	(1.90)%	(1.68	)%(d)
Operating expenses including reimbursement/waiver	2.45%	2.50	%(d)
Operating expenses excluding reimbursement/waiver	3.31%	3.53	%(d)
Portfolio Turnover Rate	283%	283	%(c)

(a)	The Fund began offering Institutional Class shares on January 3, 2012.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.

180

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Frontier Strategy Fund - Investor Class
	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011(a)	Year Ended December 31, 2010(b)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$9.80		$9.87		$12.43	$11.32	$12.00
Income/(Loss) from Operations:
Net investment income/(loss)(c)	(0.06)		(0.06)		0.03	0.04	(0.08)
Net realized and unrealized gain/(loss) on investments	2.28		0.65		(2.57)	2.29	0.45
Total from Investment Operations	2.22		0.59		(2.54)	2.33	0.37
Less Distributions:
From investment income	(0.11)		(0.66)		—	(1.09)	(0.86)
From capital gains	(0.00	)(d)	—		(0.02)	(0.13)	(0.19)
Total Distributions	(0.11)		(0.66)		(0.02)	(1.22)	(1.05)
Net Increase/(Decrease) in Net Asset Value	2.11		(0.07)		(2.56)	1.11	(0.68)
Net Asset Value, End of Period	$11.91		$9.80		$9.87	$12.43	$11.32
Total Return	22.64%		5.98%		(20.40)%	20.76%	3.03%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,576		$2,829		$3,021	$4,267	$1,124
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	(0.56)%		(0.55)%		0.23%	0.30%	(0.67)%
Operating expenses including reimbursement/waiver	1.34	%(e)	1.56	%(f)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.54%		1.57%		1.54%	1.44%	1.38%
Portfolio Turnover Rate	57%		69%		116%	50%	79%

(a)	Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.
(b)	Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Effective May 1, 2013, the net expense limitation changed from 1.49% to 1.29%.
(f)	Effective June 8, 2012, the Advisor agreed to limit expense at 1.49%.

181

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Frontier Strategy Fund - Institutional Class
	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011(a)	Year Ended December 31, 2010(b)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$9.82		$9.90		$12.43	$11.31	$12.00
Income/(Loss) from Operations:
Net investment income/(loss)(c)	(0.04)		(0.03)		0.06	0.04	(0.08)
Net realized and unrealized gain/(loss) on investments	2.29		0.64		(2.57)	2.32	0.43
Total from Investment Operations	2.25		0.61		(2.51)	2.36	0.35
Less Distributions:
From investment income	(0.13)		(0.69)		—	(1.11)	(0.85)
From capital gains	(0.00	)(d)	—		(0.02)	(0.13)	(0.19)
Total Distributions	(0.13)		(0.69)		(0.02)	(1.24)	(1.04)
Net Increase/(Decrease) in Net Asset Value	2.12		(0.08)		(2.53)	1.12	(0.69)
Net Asset Value, End of Period	$11.94		$9.82		$9.90	$12.43	$11.31
Total Return	22.94%		6.15%		(20.16)%	21.11%	2.89%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$91,259		$56,305		$56,664	$65,985	$13,105
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	(0.34)%		(0.26)%		0.51%	0.34%	(0.69)%
Operating expenses including reimbursement/waiver	1.05	%(e)	1.25	%(f)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.24%		1.27%		1.24%	1.21%	1.39%
Portfolio Turnover Rate	57%		69%		116%	50%	79%

(a)	Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.
(b)	Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Effective May 1, 2013, the net expense limitation changed from 1.19% to 0.99%.
(f)	Effective June 8, 2012, the Advisor agreed to limit expense at 1.19%.

182

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Global Dividend Fund - Investor Class
	Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Period Ended December 31, 2011(b)
Net Asset Value, Beginning of Period	$10.77		$10.37		$11.35
Income/(Loss) from Operations:
Net investment income(c)	0.39		0.43		0.19
Net realized and unrealized gain/(loss) on investments	1.32		0.49		(0.75)
Total from Investment Operations	1.71		0.92		(0.56)
Less Distributions:
From investment income	(0.41)		(0.48)		(0.42)
Tax return of capital	—		(0.04)		—
Total Distributions	(0.41)		(0.52)		(0.42)
Net Increase/(Decrease) in Net Asset Value	1.30		0.40		(0.98)
Net Asset Value, End of Period	$12.07		$10.77		$10.37
Total Return	16.10%		9.02%		(4.98	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$458		$3,266		$63
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	3.33%		4.67%		2.67	%(e)
Operating expenses including reimbursement/waiver	1.28	%(f)	1.26	%(g)	1.34	%(e)
Operating expenses excluding reimbursement/waiver	1.75%		1.96%		1.95	%(e)
Portfolio Turnover Rate	142%		53%		101	%(h)

(a)	Prior to February 20, 2013 the Forward Global Dividend Fund was known as the Forward Large Cap Dividend Fund.
(b)	The Fund began offering Investor Class shares on May 2, 2011. Prior to November 1, 2011, the Forward Large Cap Dividend Fund was known as the Forward Large Cap Equity Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective May 1, 2013, the net expense limitation changed from 1.24% to 1.34%.
(g)	Effective May 1, 2012, the net expense limitation changed from 1.34% to 1.24%.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

183

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Global Dividend Fund - Institutional Class
	Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Year Ended December 31, 2011(b)	Year Ended December 31, 2010	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$10.62		$10.24		$10.21	$9.04	$7.44
Income/(Loss) from Operations:
Net investment income	0.47	(c)	0.60	(c)	0.35 (c)	0.11 (c)	0.30
Net realized and unrealized gain on investments	1.27		0.34		0.13	1.15	1.51
Total from Investment Operations	1.74		0.94		0.48	1.26	1.81
Less Distributions:
From investment income	(0.45)		(0.52)		(0.45)	(0.09)	(0.21)
Tax return of capital	—		(0.04)		—	—	—
Total Distributions	(0.45)		(0.56)		(0.45)	(0.09)	(0.21)
Net Increase in Net Asset Value	1.29		0.38		0.03	1.17	1.60
Net Asset Value, End of Period	$11.91		$10.62		$10.24	$10.21	$9.04
Total Return	16.65%		9.35%		4.64%	13.98%	24.34%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$9,394		$9,756		$4,895	$2,898	$990
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	4.05%		5.65%		3.33%	1.22%	1.14%
Operating expenses including reimbursement/waiver	0.96	%(d)	0.91	%(e)	0.99%	0.99%	0.99%
Operating expenses excluding reimbursement/waiver	1.44%		1.44%		1.40%	1.35%	1.67%
Portfolio Turnover Rate	142%		53%		101%	73%	182%

(a)	Prior to February 20, 2013 the Forward Global Dividend Fund was known as the Forward Large Cap Dividend Fund.
(b)	Prior to November 1, 2011, the Forward Large Cap Dividend Fund was known as the Forward Large Cap Equity Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Effective May 1, 2013, the net expense limitation changed from 0.89% to 0.99%.
(e)	Effective May 1, 2012, the net expense limitation changed from 0.99% to 0.89%.

184

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Global Infrastructure Fund - Investor Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$21.02	$18.68	$22.54
Income/(Loss) from Operations:
Net investment income(b)	0.35	0.04	0.23
Net realized and unrealized gain/(loss) on investments	2.00	2.62	(3.75)
Total from Investment Operations	2.35	2.66	(3.52)
Less Distributions:
From investment income	(0.20)	(0.32)	(0.34)
Total Distributions	(0.20)	(0.32)	(0.34)
Net Increase/(Decrease) in Net Asset Value	2.15	2.34	(3.86)
Net Asset Value, End of Period	$23.17	$21.02	$18.68
Total Return	11.31%	14.48%	(15.74	)%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$11,217	$27,193	$21
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.62%	0.18%	1.83	%(d)
Operating expenses including reimbursement/waiver	n/a	n/a	1.72	%(d)(e)
Operating expenses excluding reimbursement/waiver	1.67%	1.66%	1.73	%(d)
Portfolio Turnover Rate	101%	74%	88	%(f)

(a)	The Fund began offering Investor Class shares on May 2, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Effective July 1, 2011, the Advisor agreed not to limit expenses.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

185

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Global Infrastructure Fund - Institutional Class(a)
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009(b)
Net Asset Value, Beginning of Period	$21.10	$18.72	$20.27		$19.39	$15.37
Income/(Loss) from Operations:
Net investment income	0.40 (c)	0.32 (c)	0.43	(c)	0.44	0.45
Net realized and unrealized gain/(loss) on investments	2.04	2.42	(1.60)		1.11	4.08
Total from Investment Operations	2.44	2.74	(1.17)		1.55	4.53
Less Distributions:
From investment income	(0.22)	(0.36)	(0.38)		(0.67)	(0.51)
Total Distributions	(0.22)	(0.36)	(0.38)		(0.67)	(0.51)
Redemption Fees Added to Paid In Capital	—	—	—		—	0.00 (d)
Net Increase/(Decrease) in Net Asset Value	2.22	2.38	(1.55)		0.88	4.02
Net Asset Value, End of Period	$23.32	$21.10	$18.72		$20.27	$19.39
Total Return	11.69%	14.95%	(5.92)%		8.50%	29.84%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$39,347	$90,441	$72,691		$37,217	$67,523
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.86%	1.61%	2.12%		2.13%	2.63%
Operating expenses including reimbursement/waiver	n/a	n/a	1.29	%(e)	1.25%	1.24%
Operating expenses excluding reimbursement/waiver	1.30%	1.23%	1.29%		1.26%	1.32%
Portfolio Turnover Rate	101%	74%	88%		85%	61%

(a)	Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.
(b)	Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Effective July 1, 2011, the Advisor agreed not to limit expenses.

186

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Growth & Income Allocation Fund - Investor Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$15.02	$13.94	$14.82	$14.15	$11.95
Income/(Loss) from Operations:
Net investment income(b)	0.46	0.30	0.24	0.70	0.35
Net realized and unrealized gain/(loss) on investments	0.74	1.15	(0.79)	0.67	2.23
Total from Investment Operations	1.20	1.45	(0.55)	1.37	2.58
Less Distributions:
From investment income	(0.48)	(0.37)	(0.27)	(0.70)	(0.38)
From capital gains	—	—	(0.06)	—	—
Total Distributions	(0.48)	(0.37)	(0.33)	(0.70)	(0.38)
Net Increase/(Decrease) in Net Asset Value	0.72	1.08	(0.88)	0.67	2.20
Net Asset Value, End of Period	$15.74	$15.02	$13.94	$14.82	$14.15
Total Return	8.06%	10.46%	(3.74)%	9.76%	21.84%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,881	$4,540	$7,527	$13,031	$12,083
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.97%	2.04%	1.63%	4.86%	2.80%
Operating expenses including expense paid directly by the advisor(c)	0.78%	0.75%	0.71%	0.66%	0.68%
Net investment income excluding expense paid directly by the advisor	2.87%	1.92%	1.50%	4.73%	2.70%
Operating expenses excluding expense paid directly by the advisor(c)	0.88%	0.87%	0.84%	0.79%	0.78%
Portfolio Turnover Rate	62%	84%	79%	47%	28%

(a)	Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Excludes expenses of the affiliated funds in which the Fund invests.

187

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Growth & Income Allocation Fund - Institutional Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$15.04	$13.96	$14.84	$14.17	$11.97
Income/(Loss) from Operations:
Net investment income(b)	0.52	0.39	0.31	0.69	0.44
Net realized and unrealized gain/(loss) on investments	0.76	1.14	(0.78)	0.75	2.20
Total from Investment Operations	1.28	1.53	(0.47)	1.44	2.64
Less Distributions:
From investment income	(0.56)	(0.45)	(0.35)	(0.77)	(0.44)
From capital gains	—	—	(0.06)	—	—
Total Distributions	(0.56)	(0.45)	(0.41)	(0.77)	(0.44)
Net Increase/(Decrease) in Net Asset Value	0.72	1.08	(0.88)	0.67	2.20
Net Asset Value, End of Period	$15.76	$15.04	$13.96	$14.84	$14.17
Total Return	8.61%	11.05%	(3.22)%	10.28%	22.39%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$11,458	$16,273	$24,909	$43,690	$51,974
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	3.33%	2.65%	2.08%	4.74%	3.43%
Operating expenses including expense paid directly by the advisor(c)	0.28%	0.25%	0.21%	0.16%	0.18%
Net investment income excluding expense paid directly by the advisor	3.23%	2.53%	1.95%	4.61%	3.33%
Operating expenses excluding expense paid directly by the advisor(c)	0.38%	0.37%	0.34%	0.29%	0.29%
Portfolio Turnover Rate	62%	84%	79%	47%	28%

(a)	Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Excludes expenses of the affiliated funds in which the Fund invests.

188

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Growth Allocation Fund - Investor Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$14.09	$12.94	$14.71	$13.99	$11.61
Income/(Loss) from Operations:
Net investment income(b)	0.42	0.33	0.12	0.69	0.28
Net realized and unrealized gain/(loss) on investments	0.83	1.22	(0.98)	0.74	2.41
Total from Investment Operations	1.25	1.55	(0.86)	1.43	2.69
Less Distributions:
From investment income	(0.43)	(0.40)	(0.13)	(0.71)	(0.31)
From capital gains	—	—	(0.78)	—	—
Total Distributions	(0.43)	(0.40)	(0.91)	(0.71)	(0.31)
Net Increase/(Decrease) in Net Asset Value	0.82	1.15	(1.77)	0.72	2.38
Net Asset Value, End of Period	$14.91	$14.09	$12.94	$14.71	$13.99
Total Return	8.98%	12.09%	(5.82)%	10.25%	23.35%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,323	$4,408	$7,853	$12,728	$12,610
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.82%	2.37%	0.86%	4.87%	2.26%
Operating expenses including expense paid directly by the advisor(c)	0.79%	0.76%	0.71%	0.68%	0.68%
Net investment income excluding expense paid directly by the advisor	2.72%	2.26%	0.72%	4.73%	2.16%
Operating expenses excluding expense paid directly by the advisor(c)	0.89%	0.87%	0.85%	0.82%	0.78%
Portfolio Turnover Rate	83%	89%	84%	70%	32%

(a)	Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Excludes expenses of the affiliated funds in which the Fund invests.

189

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Growth Allocation Fund - Institutional Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$14.09	$12.94	$14.72	$14.00	$11.61
Income/(Loss) from Operations:
Net investment income(b)	0.56	0.39	0.19	0.72	0.36
Net realized and unrealized gain/(loss) on investments	0.77	1.24	(0.98)	0.78	2.40
Total from Investment Operations	1.33	1.63	(0.79)	1.50	2.76
Less Distributions:
From investment income	(0.51)	(0.48)	(0.21)	(0.78)	(0.37)
From capital gains	—	—	(0.78)	—	—
Total Distributions	(0.51)	(0.48)	(0.99)	(0.78)	(0.37)
Net Increase/(Decrease) in Net Asset Value	0.82	1.15	(1.78)	0.72	2.39
Net Asset Value, End of Period	$14.91	$14.09	$12.94	$14.72	$14.00
Total Return	9.54%	12.73%	(5.39)%	10.79%	24.04%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$18,203	$13,631	$24,550	$44,027	$50,952
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	3.78%	2.85%	1.28%	5.06%	2.95%
Operating expenses including expense paid directly by the advisor(c)	0.28%	0.26%	0.21%	0.18%	0.18%
Net investment income excluding expense paid directly by the advisor	3.68%	2.73%	1.14%	4.92%	2.85%
Operating expenses excluding expense paid directly by the advisor(c)	0.38%	0.38%	0.35%	0.32%	0.28%
Portfolio Turnover Rate	83%	89%	84%	70%	32%

(a)	Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Excludes expenses of the affiliated funds in which the Fund invests.

190

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward High Yield Bond Fund - Investor Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$10.41	$9.73	$10.04	$9.53	$7.45
Income/(Loss) from Operations:
Net investment income(b)	0.56	0.63	0.69	0.76	0.80
Net realized and unrealized gain/(loss) on investments	0.07	0.72	(0.33)	0.51	2.06
Total from Investment Operations	0.63	1.35	0.36	1.27	2.86
Less Distributions:
From investment income	(0.56)	(0.67)	(0.67)	(0.76)	(0.78)
From capital gains	(0.13)	—	—	—	—
Total Distributions	(0.69)	(0.67)	(0.67)	(0.76)	(0.78)
Net Increase/(Decrease) in Net Asset Value	(0.06)	0.68	(0.31)	0.51	2.08
Net Asset Value, End of Period	$10.35	$10.41	$9.73	$10.04	$9.53
Total Return	6.19%	14.24%	3.61%	13.85%	39.61%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$61,903	$25,482	$1,925	$8,105	$4,390
Ratios to Average Net Assets:
Net investment income	5.35%	6.15%	6.90%	7.77%	8.97%
Operating expenses	1.21%	1.22%	1.28%	1.37%	1.41%
Portfolio Turnover Rate	198%	210%	320%	296%	202%

(a)	Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.
(b)	Per share amounts are based upon average shares outstanding.

191

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward High Yield Bond Fund - Institutional Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$10.38	$9.70	$10.03	$9.53	$7.45
Income/(Loss) from Operations:
Net investment income(b)	0.60	0.70	0.73	0.81	0.83
Net realized and unrealized gain/(loss) on investments	0.07	0.68	(0.33)	0.50	2.07
Total from Investment Operations	0.67	1.38	0.40	1.31	2.90
Less Distributions:
From investment income	(0.60)	(0.70)	(0.73)	(0.81)	(0.82)
From capital gains	(0.13)	—	—	—	—
Total Distributions	(0.73)	(0.70)	(0.73)	(0.81)	(0.82)
Net Increase/(Decrease) in Net Asset Value	(0.06)	0.68	(0.33)	0.50	2.08
Net Asset Value, End of Period	$10.32	$10.38	$9.70	$10.03	$9.53
Total Return	6.62%	14.71%	4.06%	14.31%	40.36%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$79,283	$95,212	$97,719	$71,182	$76,640
Ratios to Average Net Assets:
Net investment income	5.76%	6.88%	7.30%	8.29%	9.64%
Operating expenses	0.81%	0.83%	0.85%	0.97%	0.99%
Portfolio Turnover Rate	198%	210%	320%	296%	202%

(a)	Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.
(b)	Per share amounts are based upon average shares outstanding.

192

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Income & Growth Allocation Fund - Investor Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)		Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$15.24	$14.26	$14.93	$14.39		$12.60
Income/(Loss) from Operations:
Net investment income(b)	0.40	0.35	0.41	0.58		0.45
Net realized and unrealized gain/(loss) on investments	0.07	1.05	(0.58)	0.55		1.80
Total from Investment Operations	0.47	1.40	(0.17)	1.13		2.25
Less Distributions:
From investment income	(0.45)	(0.42)	(0.45)	(0.59)		(0.46)
From capital gains	(1.05)	—	(0.05)	(0.00	)(c)	—
Total Distributions	(1.50)	(0.42)	(0.50)	(0.59)		(0.46)
Net Increase/(Decrease) in Net Asset Value	(1.03)	0.98	(0.67)	0.54		1.79
Net Asset Value, End of Period	$14.21	$15.24	$14.26	$14.93		$14.39
Total Return	3.18%	9.88%	(1.17)%	7.96%		18.08%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$661	$1,224	$2,918	$4,821		$4,725
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.60%	2.33%	2.73%	3.96%		3.40%
Operating expenses including expense paid directly by the advisor(d)	0.88%	0.69%	0.68%	0.69%		0.75%
Net investment income excluding expense paid directly by the advisor	2.50%	2.23%	2.63%	3.86%		3.32%
Operating expenses excluding expense paid directly by the advisor(d)	0.98%	0.79%	0.78%	0.79%		0.83%
Portfolio Turnover Rate	38%	83%	95%	53%		25%

(a)	Prior to May 1, 2010 the Forward Income & Growth Fund was known as the Accessor Income & Growth Allocation Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

193

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Income & Growth Allocation Fund - Institutional Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)		Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$15.25	$14.27	$14.94	$14.41		$12.61
Income/(Loss) from Operations:
Net investment income(b)	0.46	0.50	0.54	0.68		0.52
Net realized and unrealized gain/(loss) on investments	0.08	0.98	(0.63)	0.51		1.80
Total from Investment Operations	0.54	1.48	(0.09)	1.19		2.32
Less Distributions:
From investment income	(0.53)	(0.50)	(0.53)	(0.66)		(0.52)
From capital gains	(1.05)	—	(0.05)	(0.00	)(c)	—
Total Distributions	(1.58)	(0.50)	(0.58)	(0.66)		(0.52)
Net Increase/(Decrease) in Net Asset Value	(1.04)	0.98	(0.67)	0.53		1.80
Net Asset Value, End of Period	$14.21	$15.25	$14.27	$14.94		$14.41
Total Return	3.65%	10.45%	(0.66)%	8.42%		18.83%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$14,173	$59,663	$54,211	$49,947		$40,855
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.97%	3.32%	3.64%	4.60%		3.90%
Operating expenses including expense paid directly by the advisor(d)	0.35%	0.19%	0.18%	0.19%		0.25%
Net investment income excluding expense paid directly by the advisor	2.87%	3.22%	3.53%	4.50%		3.82%
Operating expenses excluding expense paid directly by the advisor(d)	0.45%	0.29%	0.29%	0.29%		0.33%
Portfolio Turnover Rate	38%	83%	95%	53%		25%

(a)	Prior to May 1, 2010 the Forward Income & Growth Fund was known as the Accessor Income & Growth Allocation Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

194

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Income Builder Fund - Investor Class
	Year Ended December 31, 2013		Year Ended December 31, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$15.33		$14.50	$14.39	$13.99	$12.76
Income/(Loss) from Operations:
Net investment income(c)	0.70		0.67	0.62	0.50	0.60
Net realized and unrealized gain on investments	0.03		0.88	0.12	0.40	1.23
Total from Investment Operations	0.73		1.55	0.74	0.90	1.83
Less Distributions:
From investment income	(0.67)		(0.72)	(0.63)	(0.50)	(0.60)
From capital gains	(0.05)		—	—	—	—
Total Distributions	(0.72)		(0.72)	(0.63)	(0.50)	(0.60)
Net Increase in Net Asset Value	0.01		0.83	0.11	0.40	1.23
Net Asset Value, End of Period	$15.34		$15.33	$14.50	$14.39	$13.99
Total Return	4.80%		11.04%	5.26%	6.48%	14.58%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,867		$1,381	$2,289	$2,423	$2,040
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	4.50%		4.53%	4.30%	3.51%	4.45%
Operating expenses including waiver and expense paid directly by the advisor(d)	0.99	%(e)	1.07%	0.97%	0.91%	0.97%
Net investment income excluding waiver and expense paid directly by the advisor	4.43%		4.43%	4.19%	3.39%	4.37%
Operating expenses excluding waiver and expense paid directly by the advisor(d)	1.06%		1.17%	1.08%	1.02%	1.05%
Portfolio Turnover Rate	95%		135%	38%	33%	27%

(a)	Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.
(b)	Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.
(e)	Effective May 1, 2013, the Advisor agreed to limit expenses at 0.99%.

195

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Income Builder Fund - Institutional Class
	Year Ended December 31, 2013		Year Ended December 31, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$15.35		$14.51	$14.40	$14.00	$12.77
Income/(Loss) from Operations:
Net investment income(c)	0.72		0.75	0.70	0.57	0.66
Net realized and unrealized gain on investments	0.08		0.89	0.12	0.40	1.24
Total from Investment Operations	0.80		1.64	0.82	0.97	1.90
Less Distributions:
From investment income	(0.74)		(0.80)	(0.71)	(0.57)	(0.67)
From capital gains	(0.05)		—	—	—	—
Total Distributions	(0.79)		(0.80)	(0.71)	(0.57)	(0.67)
Net Increase in Net Asset Value	0.01		0.84	0.11	0.40	1.23
Net Asset Value, End of Period	$15.36		$15.35	$14.51	$14.40	$14.00
Total Return	5.34%		11.59%	5.79%	7.01%	15.14%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$8,568		$9,497	$11,545	$14,772	$13,880
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	4.62%		5.06%	4.81%	3.98%	4.91%
Operating expenses including waiver and expense paid directly by the advisor(d)	0.49	%(e)	0.57%	0.47%	0.40%	0.46%
Net investment income excluding waiver and expense paid directly by the advisor	4.55%		4.96%	4.69%	3.86%	4.83%
Operating expenses excluding waiver and expense paid directly by the advisor(d)	0.56%		0.67%	0.59%	0.52%	0.55%
Portfolio Turnover Rate	95%		135%	38%	33%	27%

(a)	Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.
(b)	Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.
(e)	Effective May 1, 2013, the Advisor agreed to limit expenses at 0.49%.

196

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward International Dividend Fund - Investor Class
	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010(a)		Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$9.12	$7.86		$9.49	$8.48		$8.63
Income/(Loss) from Operations:
Net investment income(b)	0.49	0.60		0.47	0.20		0.27 (c)
Net realized and unrealized gain/(loss) on investments	0.59	1.07		(1.61)	1.32		2.82
Total from Investment Operations	1.08	1.67		(1.14)	1.52		3.09
Less Distributions:
From investment income	(0.44)	(0.41)		(0.49)	(0.51)		(3.24)
Total Distributions	(0.44)	(0.41)		(0.49)	(0.51)		(3.24)
Net Increase/(Decrease) in Net Asset Value	0.64	1.26		(1.63)	1.01		(0.15)
Net Asset Value, End of Period	$9.76	$9.12		$7.86	$9.49		$8.48
Total Return	12.14%	21.54%		(12.45)%	17.97%		35.88%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$110,117	$48,875		$3,170	$4,100		$4,954
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.22%	7.01%		5.26%	2.31%		2.97%
Operating expenses including reimbursement/waiver	1.34%	1.36	%(d)	1.49%	1.51	%(e)	1.34%
Operating expenses excluding reimbursement/waiver	1.46%	1.69%		2.81%	3.92%		1.81%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	5.11%	n/a		n/a	n/a		n/a
Operating expenses including reimbursement/waiver	1.45%	n/a		n/a	n/a		n/a
Operating expenses excluding reimbursement/waiver	1.57%	n/a		n/a	n/a		n/a
Portfolio Turnover Rate	115%	92%		93%	113%		73%

(a)	Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(d)	Effective May 1, 2012, the net expense limitation changed from 1.49% to 1.34%.
(e)	Effective May 1, 2010, the net expense limitation changed from 1.34% to 1.60%. Effective December 1, 2010, the net expense limitation changed from 1.60% to 1.49%.

197

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward International Dividend Fund - Institutional Class
	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010(a)		Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$7.70	$6.70		$8.12	$7.23		$8.62
Income/(Loss) from Operations:
Net investment income(b)	0.42	0.57		0.44	0.21		0.29 (c)
Net realized and unrealized gain/(loss) on investments	0.52	0.86		(1.37)	1.11		2.79
Total from Investment Operations	0.94	1.43		(0.93)	1.32		3.08
Less Distributions:
From investment income	(0.47)	(0.43)		(0.49)	(0.43)		(4.47)
Total Distributions	(0.47)	(0.43)		(0.49)	(0.43)		(4.47)
Net Increase/(Decrease) in Net Asset Value	0.47	1.00		(1.42)	0.89		(1.39)
Net Asset Value, End of Period	$8.17	$7.70		$6.70	$8.12		$7.23
Total Return	12.46%	21.90%		(12.01)%	18.30%		35.84%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$92,617	$82,719		$5,705	$1,721		$283
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.41%	7.78%		5.88%	2.86%		3.12%
Operating expenses including reimbursement/waiver	0.99%	1.01	%(d)	1.14%	1.16	%(e)	0.99%
Operating expenses excluding reimbursement/waiver	1.11%	1.33%		2.45%	3.54%		1.39%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	5.30%	n/a		n/a	n/a		n/a
Operating expenses including reimbursement/waiver	1.10%	n/a		n/a	n/a		n/a
Operating expenses excluding reimbursement/waiver	1.22%	n/a		n/a	n/a		n/a
Portfolio Turnover Rate	115%	92%		93%	113%		73%

(a)	Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(d)	Effective May 1, 2012, the net expense limitation changed from 1.14% to 0.99%.
(e)	Effective May 1, 2010, the net expense limitation changed from 0.99% to 1.25%. Effective December 1, 2010, the net expense limitation changed from 1.25% to 1.14%.

198

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward International Real Estate Fund - Investor Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$17.26	$12.17	$17.58
Income/(Loss) from Operations:
Net investment income(b)	0.38	0.46	0.17
Net realized and unrealized gain/(loss) on investments	(1.01)	6.03	(4.05)
Total from Investment Operations	(0.63)	6.49	(3.88)
Less Distributions:
From investment income	(0.98)	(1.40)	(1.53)
Total Distributions	(0.98)	(1.40)	(1.53)
Net Increase/(Decrease) in Net Asset Value	(1.61)	5.09	(5.41)
Net Asset Value, End of Period	$15.65	$17.26	$12.17
Total Return	(3.51)%	54.05%	(22.31	)%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$51,393	$12,027	$30
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.30%	2.76%	1.81	%(d)
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.75%	1.80%	1.80	%(d)
Operating expenses excluding reimbursement/waiver	1.75%	1.84%	2.34	%(d)
Portfolio Turnover Rate	202%	209%	309	%(e)

(a)	The Fund began offering Investor Class shares on May 2, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

199

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward International Real Estate Fund - Institutional Class(a)
	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009(b)
Net Asset Value, Beginning of Period	$17.24		$12.13	$15.97	$15.51	$12.89
Income/(Loss) from Operations:
Net investment income	0.43	(c)	0.47 (c)	0.39 (c)	0.64	0.47
Net realized and unrealized gain/(loss) on investments	(1.02)		6.07	(2.66)	1.96	4.18
Total from Investment Operations	(0.59)		6.54	(2.27)	2.60	4.65
Less Distributions:
From investment income	(1.04)		(1.43)	(1.57)	(2.14)	(2.03)
Total Distributions	(1.04)		(1.43)	(1.57)	(2.14)	(2.03)
Redemption Fees Added to Paid In Capital	—		—	—	—	0.00 (d)
Net Increase/(Decrease) in Net Asset Value	(1.63)		5.11	(3.84)	0.46	2.62
Net Asset Value, End of Period	$15.61		$17.24	$12.13	$15.97	$15.51
Total Return	(3.31)%		54.75%	(14.56)%	18.46%	36.49%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$64,484		$62,978	$4,260	$3,187	$3,532
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.52%		2.81%	2.59%	2.90%	2.24%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.40	%(e)	1.40%	1.40%	1.40%	1.40%
Operating expenses excluding reimbursement/waiver	1.40%		1.43%	1.78%	1.76%	1.70%
Portfolio Turnover Rate	202%		209%	309%	285%	143%

(a)	Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.
(b)	Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Effective May 1, 2013, the net expense limitation changed from 1.40% to 1.45%.

200

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward International Small Companies Fund - Investor Class
	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$13.85	$11.57		$14.54	$12.15	$9.51
Income/(Loss) from Operations:
Net investment income	0.07 (a)	0.08	(a)	0.09 (a)	0.10	0.12
Net realized and unrealized gain/(loss) on investments	3.80	2.43		(2.93)	2.41	2.63
Total from Investment Operations	3.87	2.51		(2.84)	2.51	2.75
Less Distributions:
From investment income	(0.33)	(0.23)		(0.13)	(0.12)	(0.11)
Total Distributions	(0.33)	(0.23)		(0.13)	(0.12)	(0.11)
Net Increase/(Decrease) in Net Asset Value	3.54	2.28		(2.97)	2.39	2.64
Net Asset Value, End of Period	$17.39	$13.85		$11.57	$14.54	$12.15
Total Return	27.95%	21.70%		(19.49)%	20.69%	28.89%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$38,523	$37,843		$51,814	$95,936	$101,110
Ratios to Average Net Assets:
Net Investment income	0.42%	0.66%		0.65%	0.60%	0.72%
Operating Expenses	1.69%	1.70	%(b)	1.62%	1.64%	1.62%
Portfolio Turnover Rate	86%	109%		79%	82%	114%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Affiliated management fee waiver represents less than 0.005%.

201

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward International Small Companies Fund - Institutional Class
	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$13.84	$11.57		$14.55	$12.16	$9.52
Income/(Loss) from Operations:
Net investment income	0.12 (a)	0.15	(a)	0.13 (a)	0.12	0.12
Net realized and unrealized gain/(loss) on investments	3.81	2.40		(2.92)	2.44	2.68
Total from Investment Operations	3.93	2.55		(2.79)	2.56	2.80
Less Distributions:
From investment income	(0.39)	(0.28)		(0.19)	(0.17)	(0.16)
Total Distributions	(0.39)	(0.28)		(0.19)	(0.17)	(0.16)
Net Increase/(Decrease) in Net Asset Value	3.54	2.27		(2.98)	2.39	2.64
Net Asset Value, End of Period	$17.38	$13.84		$11.57	$14.55	$12.16
Total Return	28.42%	22.03%		(19.18)%	21.10%	29.37%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$166,601	$107,578		$280,888	$436,307	$431,875
Ratios to Average Net Assets:
Net Investment income	0.78%	1.14%		0.94%	0.94%	1.10%
Operating Expenses	1.34%	1.34	%(b)	1.27%	1.27%	1.25%
Portfolio Turnover Rate	86%	109%		79%	82%	114%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Affiliated management fee waiver represents less than 0.005%.

202

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Investment Grade Fixed-Income Fund - Investor Class
	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$11.70		$11.30	$10.80	$10.40	$9.99
Income/(Loss) from Operations:
Net investment income/(loss)(b)	(0.05	)(c)	0.17	0.38	0.32	0.55
Net realized and unrealized gain/(loss) on investments	(0.50)		0.53	0.52	0.46	0.42
Total from Investment Operations	(0.55)		0.70	0.90	0.78	0.97
Less Distributions:
From investment income	(0.30)		(0.30)	(0.40)	(0.38)	(0.52)
From capital gains	—		—	—	—	(0.04)
Total Distributions	(0.30)		(0.30)	(0.40)	(0.38)	(0.56)
Net Increase/(Decrease) in Net Asset Value	(0.85)		0.40	0.50	0.40	0.41
Net Asset Value, End of Period	$10.85	(d)	$11.70	$11.30	$10.80	$10.40
Total Return	(4.75	)%(d)	6.21%	8.55%	7.59%	10.12%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,298		$2,781	$3,082	$3,150	$1,027
Ratios to Average Net Assets:
Net investment income/(loss)	(0.46)%		1.48%	3.41%	2.95%	5.47%
Operating expenses	1.47%		1.23%	1.28%	1.29%	1.45%
Portfolio Turnover Rate	222%		149%	157%	133%	463%

(a)	Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the total return based on the net asset value may differ from the net asset value and total return for shareholder transactions.

203

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Investment Grade Fixed-Income Fund - Institutional Class
	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$11.70		$11.30	$10.80	$10.41	$9.99
Income/(Loss) from Operations:
Net investment income(b)	0.03		0.22	0.40	0.34	0.59
Net realized and unrealized gain/(loss) on investments	(0.51)		0.52	0.55	0.49	0.44
Total from Investment Operations	(0.48)		0.74	0.95	0.83	1.03
Less Distributions:
From investment income	(0.36)		(0.34)	(0.45)	(0.44)	(0.57)
From capital gains	—		—	—	—	(0.04)
Total Distributions	(0.36)		(0.34)	(0.45)	(0.44)	(0.61)
Net Increase/(Decrease) in Net Asset Value	(0.84)		0.40	0.50	0.39	0.42
Net Asset Value, End of Period	$10.86	(c)	$11.70	$11.30	$10.80	$10.41
Total Return	(4.19	)%(c)	6.64%	8.98%	8.03%	10.69%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,794		$9,563	$17,316	$12,220	$18,176
Ratios to Average Net Assets:
Net investment income	0.30%		1.86%	3.66%	3.11%	5.90%
Operating expenses	1.06%		0.83%	0.88%	0.91%	1.04%
Portfolio Turnover Rate	222%		149%	157%	133%	463%

(a)	Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the total return based on the net asset value may differ from the net asset value and total return for shareholder transactions.

204

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Managed Futures Strategy Fund - Investor Class
	Year Ended December 31, 2013(a)	Period Ended December 31, 2012(a)(b)
Net Asset Value, Beginning of Period	$20.40	$25.00
Income/(Loss) from Operations:
Net investment loss(c)	(0.40)	(0.38)
Net realized and unrealized gain/(loss) on investments	0.89	(4.22)
Total from Investment Operations	0.49	(4.60)
Less Distributions:
From investment income	(0.51)	—
From capital gains	(0.01)	(0.00	)(d)
Total Distributions	(0.52)	(0.00	)(d)
Net Decrease in Net Asset Value	(0.03)	(4.60)
Net Asset Value, End of Period	$20.37	$20.40
Total Return	2.83%	(18.71	)%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,182	$1,021
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.95)%	(1.81	)%(f)
Operating expenses including reimbursement/waiver	2.50%	2.53	%(f)
Operating expenses excluding reimbursement/waiver	3.06%	3.26	%(f)
Portfolio Turnover Rate	0%	6	%(e)

(a)	Per share amounts and ratios to average net assets include income and expenses of the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fees.
(b)	The Fund began offering Investor Class on January 30, 2012.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Not Annualized.
(f)	Annualized.

205

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Managed Futures Strategy Fund - Institutional Class
	Year Ended December 31, 2013(a)	Period Ended December 31, 2012(a)(b)
Net Asset Value, Beginning of Period	$20.47	$25.00
Income/(Loss) from Operations:
Net investment loss(c)	(0.33)	(0.31)
Net realized and unrealized gain/(loss) on investments	0.89	(4.22)
Total from Investment Operations	0.56	(4.53)
Less Distributions:
From investment income	(0.59)	—
From capital gains	(0.01)	(0.00	)(d)
Total Distributions	(0.60)	(0.00	)(d)
Net Decrease in Net Asset Value	(0.04)	(4.53)
Net Asset Value, End of Period	$20.43	$20.47
Total Return	3.14%	(18.43	)%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$868	$885
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.61)%	(1.46	)%(f)
Operating expenses including reimbursement/waiver	2.15%	2.18	%(f)
Operating expenses excluding reimbursement/waiver	2.71%	2.91	%(f)
Portfolio Turnover Rate	0%	6	%(e)

(a)	Per share amounts and ratios to average net assets include income and expenses of the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fees.
(b)	The Fund began offering Institutional Class on January 30, 2012.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Not Annualized.
(f)	Annualized.

206

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Multi-Strategy Fund - Investor Class
	Year Ended December 31, 2013	Year Ended December 31, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$13.95	$12.54	$14.01	$13.38	$10.93
Income/(Loss) from Operations:
Net investment income(c)	0.28	0.37	0.03	0.61	0.19
Net realized and unrealized gain/(loss) on investments	0.53	1.49	(1.12)	0.64	2.50
Total from Investment Operations	0.81	1.86	(1.09)	1.25	2.69
Less Distributions:
From investment income	(0.31)	(0.45)	(0.05)	(0.62)	(0.24)
From capital gains	—	—	(0.33)	—	—
Total Distributions	(0.31)	(0.45)	(0.38)	(0.62)	(0.24)
Net Increase/(Decrease) in Net Asset Value	0.50	1.41	(1.47)	0.63	2.45
Net Asset Value, End of Period	$14.45	$13.95	$12.54	$14.01	$13.38
Total Return	5.78%	15.05%	(7.72)%	9.28%	24.67%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,928	$3,009	$4,800	$7,995	$7,255
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	1.93%	2.74%	0.20%	4.52%	1.61%
Operating expenses including expense paid directly by the advisor(d)	1.12%	1.00%	0.85%	0.78%	0.75%
Net investment income excluding expense paid directly by the advisor	1.83%	2.62%	0.06%	4.38%	1.51%
Operating expenses excluding expense paid directly by the advisor(d)	1.22%	1.12%	0.99%	0.92%	0.85%
Portfolio Turnover Rate	109%	93%	104%	84%	40%

(a)	Prior to December 3, 2012, the Forward Multi-Strategy Fund was known as the Forward Aggressive Growth Allocation Fund.
(b)	Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

207

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Multi-Strategy Fund - Institutional Class
	Year Ended December 31, 2013	Year Ended December 31, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$14.43	$12.94	$14.39	$13.73	$11.20
Income/(Loss) from Operations:
Net investment income(c)	0.52	0.42	0.06	0.63	0.29
Net realized and unrealized gain/(loss) on investments	0.40	1.58	(1.10)	0.72	2.53
Total from Investment Operations	0.92	2.00	(1.04)	1.35	2.82
Less Distributions:
From investment income	(0.39)	(0.51)	(0.08)	(0.69)	(0.29)
From capital gains	—	—	(0.33)	—	—
Total Distributions	(0.39)	(0.51)	(0.41)	(0.69)	(0.29)
Net Increase/(Decrease) in Net Asset Value	0.53	1.49	(1.45)	0.66	2.53
Net Asset Value, End of Period	$14.96	$14.43	$12.94	$14.39	$13.73
Total Return	6.39%	15.59%	(7.21)%	9.85%	25.26%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$10,490	$6,562	$11,518	$30,007	$32,953
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	3.48%	3.03%	0.42%	4.57%	2.40%
Operating expenses including expense paid directly by the advisor(d)	0.55%	0.50%	0.33%	0.27%	0.26%
Net investment income excluding expense paid directly by the advisor	3.38%	2.91%	0.27%	4.43%	2.30%
Operating expenses excluding expense paid directly by the advisor(d)	0.65%	0.62%	0.48%	0.41%	0.36%
Portfolio Turnover Rate	109%	93%	104%	84%	40%

(a)	Prior to December 3, 2012, the Forward Multi-Strategy Fund was known as the Forward Aggressive Growth Allocation Fund.
(b)	Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

208

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Real Estate Fund - Investor Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009(a)
Net Asset Value, Beginning of Period	$14.97	$12.71	$12.33		$10.03	$8.35
Income/(Loss) from Operations:
Net investment income	0.15 (b)	0.11 (b)	0.10	(b)	0.17	0.21
Net realized and unrealized gain on investments	0.22	2.26	0.37		2.36	1.63
Total from Investment Operations	0.37	2.37	0.47		2.53	1.84
Less Distributions:
From investment income	(0.11)	(0.11)	(0.09)		(0.23)	(0.16)
From capital gains	(0.50)	—	—		—	—
Total Distributions	(0.61)	(0.11)	(0.09)		(0.23)	(0.16)
Net Increase/(Decrease) in Net Asset Value	(0.24)	2.26	0.38		2.30	1.68
Net Asset Value, End of Period	$14.73	$14.97	$12.71		$12.33	$10.03
Total Return	2.47%	18.69%	3.84%		25.40%	22.44%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$59,219	$25,602	$24,126		$25,733	$22,199
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	0.99%	0.78%	0.78%		1.48%	2.44%
Operating expenses including reimbursement/waiver	n/a	n/a	1.65	%(c)	1.60%	1.69	%(d)
Operating expenses excluding reimbursement/waiver	1.63%	1.67%	1.68%		1.87%	1.74%
Portfolio Turnover Rate	58%	33%	36%		66%	64%

(a)	Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective July 1, 2011, the Advisor agreed not to limit expenses.
(d)	Effective May 1, 2009, the Advisor agreed to limit expenses at 1.60%.

209

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Real Estate Fund - Institutional Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009(a)
Net Asset Value, Beginning of Period	$13.35	$11.34	$11.01		$8.98	$8.13
Income/(Loss) from Operations:
Net investment income	0.18 (b)	0.17 (b)	0.14	(b)	0.08	0.23	(b)
Net realized and unrealized gain on investments	0.20	2.01	0.33		2.22	1.39
Total from Investment Operations	0.38	2.18	0.47		2.30	1.62
Less Distributions:
From investment income	(0.17)	(0.17)	(0.14)		(0.27)	(0.77)
From capital gains	(0.50)	—	—		—	—
Total Distributions	(0.67)	(0.17)	(0.14)		(0.27)	(0.77)
Net Increase/(Decrease) in Net Asset Value	(0.29)	2.01	0.33		2.03	0.85
Net Asset Value, End of Period	$13.06	$13.35	$11.34		$11.01	$8.98
Total Return	2.81%	19.28%	4.25%		25.91%	21.62%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$9,625	$4,454	$764		$680	$583
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.30%	1.30%	1.23%		1.86%	3.29%
Operating expenses including reimbursement/waiver	n/a	n/a	1.25	%(c)	1.20%	1.43	%(d)
Operating expenses excluding reimbursement/waiver	1.28%	1.25%	1.28%		1.47%	1.50%
Portfolio Turnover Rate	58%	33%	36%		66%	64%

(a)	Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective July 1, 2011, the Advisor agreed not to limit expenses.
(d)	Effective May 1, 2009, the Advisor agreed to limit expenses at 1.20%.

210

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Real Estate Long/Short Fund - Investor Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$27.05	$22.48	$24.62
Income/(Loss) from Operations:
Net investment income(b)	0.24	0.32	0.31
Net realized and unrealized gain/(loss) on investments	0.40	4.82	(2.06)
Total from Investment Operations	0.64	5.14	(1.75)
Less Distributions:
From investment income	(0.40)	(0.57)	(0.39)
Total Distributions	(0.40)	(0.57)	(0.39)
Net Increase/(Decrease) in Net Asset Value	0.24	4.57	(2.14)
Net Asset Value, End of Period	$27.29	$27.05	$22.48
Total Return	2.37%	22.98%	(7.09	)%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$736	$1,894	$92
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	1.47%	1.91%	2.51	%(d)
Operating expenses	1.79%	1.73%	1.98	%(d)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	0.83%	1.24%	2.08	%(d)
Operating expenses	2.44%	2.40%	2.42	%(d)
Portfolio Turnover Rate	63%	53%	78	%(e)

(a)	The Fund began offering Investor Class shares on May 2, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

211

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Real Estate Long/Short Fund - Institutional Class(a)
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011(b)	Year Ended December 31, 2010	Year Ended December 31, 2009(c)
Net Asset Value, Beginning of Period	$27.87	$23.10	$23.42	$18.43	$13.35
Income/(Loss) from Operations:
Net investment income	0.38 (d)	0.31 (d)	0.52 (d)	0.90	0.81
Net realized and unrealized gain/(loss) on investments	0.39	5.10	(0.27)	5.23	5.27
Total from Investment Operations	0.77	5.41	0.25	6.13	6.08
Less Distributions:
From investment income	(0.52)	(0.64)	(0.57)	(1.14)	(1.00)
Total Distributions	(0.52)	(0.64)	(0.57)	(1.14)	(1.00)
Redemption Fees Added to Paid In Capital	—	—	—	—	0.00 (e)
Net Increase/(Decrease) in Net Asset Value	0.25	4.77	(0.32)	4.99	5.08
Net Asset Value, End of Period	$28.12	$27.87	$23.10	$23.42	$18.43
Total Return	2.73%	23.54%	1.10%	33.67%	48.57%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$14,926	$13,598	$8,692	$3,287	$1,502
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	1.93%	1.85%	2.71%	4.58%	7.14%
Operating expenses	1.42%	1.37%	1.46%	1.34%	0.84%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	1.29%	1.18%	2.27%	4.33%	7.14%
Operating expenses	2.07%	2.03%	1.90%	1.59%	0.84%
Portfolio Turnover Rate	63%	53%	78%	95%	291%

(a)	Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.
(b)	Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.
(c)	Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Amount represents less than $0.01 per share.

212

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Select EM Dividend Fund - Investor Class
	Year Ended December 31, 2013		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$23.70		$19.50	$25.00
Income/(Loss) from Operations:
Net investment income(b)	1.37		1.23	0.58
Net realized and unrealized gain/(loss) on investments	(1.50)		4.07	(5.52)
Total from Investment Operations	(0.13)		5.30	(4.94)
Less Distributions:
From investment income	(1.13)		(1.09)	(0.56)
Tax return of capital	—		(0.01)	(0.00	)(c)
Total Distributions	(1.13)		(1.10)	(0.56)
Net Increase/(Decrease) in Net Asset Value	(1.26)		4.20	(5.50)
Net Asset Value, End of Period	$22.44		$23.70	$19.50
Total Return	(0.62)%		27.81%	(19.87	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$23,348		$13,591	$1,026
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	6.01%		5.58%	4.12	%(e)
Operating expenses including reimbursement/waiver	1.75	%(f)	1.79%	1.79	%(e)
Operating expenses excluding reimbursement/waiver	1.97%		2.52%	2.96	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	5.89%		5.52%	4.12	%(e)
Operating expenses including reimbursement/waiver	1.88	%(f)	1.85%	1.79	%(e)
Operating expenses excluding reimbursement/waiver	2.09%		2.59%	2.96	%(e)
Portfolio Turnover Rate	210%		103%	147	%(d)

(a)	The Fund began offering Investor Class shares on May 2, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective May 1, 2013, the net expense limitation changed from 1.79% to 1.74%.

213

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Select EM Dividend Fund - Institutional Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$23.68	$19.48	$24.37
Income/(Loss) from Operations:
Net investment income(b)	1.26	1.43	0.76
Net realized and unrealized gain/(loss) on investments	(1.29)	3.97	(5.03)
Total from Investment Operations	(0.03)	5.40	(4.27)
Less Distributions:
From investment income	(1.21)	(1.19)	(0.62)
Tax return of capital	—	(0.01)	(0.00	)(c)
Total Distributions	(1.21)	(1.20)	(0.62)
Net Increase/(Decrease) in Net Asset Value	(1.24)	4.20	(4.89)
Net Asset Value, End of Period	$22.44	$23.68	$19.48
Total Return	(0.19)%	28.38%	(17.60	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$22,453	$32,070	$4,244
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.50%	6.45%	5.23	%(e)
Operating expenses including reimbursement/waiver	1.39%	1.39%	1.39	%(e)
Operating expenses excluding reimbursement/waiver	1.61%	1.99%	2.19	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	5.38%	6.38%	5.23	%(e)
Operating expenses including reimbursement/waiver	1.51%	1.45%	1.39	%(e)
Operating expenses excluding reimbursement/waiver	1.73%	2.05%	2.19	%(e)
Portfolio Turnover Rate	210%	103%	147	%(f)

(a)	The Fund began offering Institutional Class shares on May 3, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the period of May 2, 2011 (inception) through December 31, 2011.

214

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Select Income Fund - Investor Class
	Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$24.38	$22.01	$21.75
Income/(Loss) from Operations:
Net investment income(b)	1.01	1.18	0.38
Net realized and unrealized gain on investments	0.05	2.95	0.33
Total from Investment Operations	1.06	4.13	0.71
Less Distributions:
From investment income	(1.11)	(1.59)	(0.45)
From capital gains	(0.83)	—	—
Tax return of capital	—	(0.17)	—
Total Distributions	(1.94)	(1.76)	(0.45)
Net Increase/(Decrease) in Net Asset Value	(0.88)	2.37	0.26
Net Asset Value, End of Period	$23.50	$24.38	$22.01
Total Return	4.33%	19.23%	3.28	%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$98,756	$41,499	$283
Ratios to Average Net Assets (excluding interest expense):
Net investment income	4.20%	5.16%	10.11	%(d)
Operating expenses	1.60%	1.59%	1.67	%(d)
Ratios to Average Net Assets (including interest expense):
Net investment income	4.04%	4.92%	9.77	%(d)
Operating expenses	1.75%	1.83%	2.01	%(d)
Portfolio Turnover Rate	50%	53%	73	%(e)

(a)	The Fund began offering Investor Class shares on October 26, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

215

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Select Income Fund - Institutional Class(a)
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009(b)
Net Asset Value, Beginning of Period	$24.40	$22.00	$23.24	$20.11	$13.14
Income/(Loss) from Operations:
Net investment income	1.01 (c)	1.04 (c)	1.45 (c)	1.91	1.91
Net realized and unrealized gain/(loss) on investments	0.14	3.18	(0.70)	3.29	7.29
Total from Investment Operations	1.15	4.22	0.75	5.20	9.20
Less Distributions:
From investment income	(1.17)	(1.65)	(1.99)	(2.07)	(1.73)
From capital gains	(0.85)	—	—	—	—
Tax return of capital	—	(0.17)	—	—	(0.51)
Total Distributions	(2.02)	(1.82)	(1.99)	(2.07)	(2.24)
Redemption Fees Added to Paid In Capital	—	—	—	—	0.01
Net Increase/(Decrease) in Net Asset Value	(0.87)	2.40	(1.24)	3.13	6.97
Net Asset Value, End of Period	$23.53	$24.40	$22.00	$23.24	$20.11
Total Return	4.71%	19.66%	3.31%	26.74%	76.03%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$494,495	$654,961	$362,894	$319,717	$139,624
Ratios to Average Net Assets (excluding interest expense):
Net investment income	4.18%	4.59%	6.64%	8.98%	11.43%
Operating expenses	1.22%	1.18%	1.19%	1.20%	1.27%
Ratios to Average Net Assets (including interest expense):
Net investment income	4.02%	4.35%	6.31%	8.68%	11.14%
Operating expenses	1.37%	1.42%	1.52%	1.50%	1.56%
Portfolio Turnover Rate	50%	53%	73%	93%	138%

(a)	Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.
(b)	Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.
(c)	Per share amounts are based upon average shares outstanding.

216

Financial Highlights

For a share outstanding throughout the period presented.

	Forward Select Opportunity Fund - Institutional Class
	Period Ended December 31, 2013(a)
Net Asset Value, Beginning of Period	$25.00
Income/(Loss) from Operations:
Net investment income(b)	0.13
Net realized and unrealized gain on investments	1.16
Total from Investment Operations	1.29
Less Distributions:
From investment income	(0.11)
From capital gains	(0.12)
Total Distributions	(0.23)
Net Increase in Net Asset Value	1.06
Net Asset Value, End of Period	$26.06
Total Return	5.19	%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$9,749
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.26	%(d)
Operating expenses including reimbursement/waiver	1.23	%(d)
Operating expenses excluding reimbursement/waiver	2.29	%(d)
Portfolio Turnover Rate	46	%(c)

(a)	The Forward Select Opportunity Fund commenced operations on August 1, 2013. Prior to December 23, 2013, the Forward Select Opportunity Fund was known as the Forward Select Income Opportunity Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.

217

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Small Cap Equity Fund - Investor Class
	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$15.98		$14.40		$16.71		$14.45	$11.98
Income/(Loss) from Operations:
Net investment loss	(0.15	)(a)	(0.04	)(a)	(0.14	)(a)	(0.41)	(0.17)
Net realized and unrealized gain/(loss) on investments	6.18		1.62		(2.17)		2.67	2.64
Total from Investment Operations	6.03		1.58		(2.31)		2.26	2.47
Net Increase/(Decrease) in Net Asset Value	6.03		1.58		(2.31)		2.26	2.47
Net Asset Value, End of Period	$22.01		$15.98		$14.40		$16.71	$14.45
Total Return	37.73%		10.97%		(13.82)%		15.64%	20.62%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$26,287		$23,374		$29,976		$110,293	$194,146
Ratios to Average Net Assets:
Net Investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(0.79)%		(0.27)%		(0.88)%		(1.13)%	(1.05)%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.42	%(b)(c)	1.35	%(c)(d)	1.34	%(e)	1.69%	1.70%
Operating expenses excluding reimbursement/waiver	1.72%		1.65%		1.60%		n/a	n/a
Portfolio Turnover Rate	115%		136%		234%		162%	203%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Effective May 1, 2013, the net expense limitation changed from 1.39% to 1.44%.
(c)	Affiliated management fee waiver represents less than 0.005%.
(d)	Effective May 1, 2012, the net expense limitation changed from 1.29% to 1.39%.
(e)	Effective February 1, 2011, the Advisor agreed to limit expenses at 1.29%.

218

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Small Cap Equity Fund - Institutional Class
	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$16.77		$15.07		$17.37		$14.98	$12.37
Income/(Loss) from Operations:
Net investment loss	(0.10	)(a)	(0.02	)(a)	(0.11	)(a)	(0.11)	(0.12)
Net realized and unrealized gain/(loss) on investments	6.50		1.72		(2.19)		2.50	2.73
Total from Investment Operations	6.40		1.70		(2.30)		2.39	2.61
Net Increase/(Decrease) in Net Asset Value	6.40		1.70		(2.30)		2.39	2.61
Net Asset Value, End of Period	$23.17		$16.77		$15.07		$17.37	$14.98
Total Return	38.08%		11.35%		(13.24)%		15.96%	21.10%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,724		$7,397		$17,812		$229,643	$221,890
Ratios to Average Net Assets:
Net Investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(0.50)%		(0.11)%		(0.62)%		(0.82)%	(0.72)%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.12	%(b)(c)	1.04	%(c)(d)	1.03	%(e)	1.38%	1.36%
Operating expenses excluding reimbursement/waiver	1.42%		1.35%		1.32%		n/a	n/a
Portfolio Turnover Rate	115%		136%		234%		162%	203%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Effective May 1, 2013, the net expense limitation changed from 1.09% to 1.14%.
(c)	Affiliated management fee waiver represents less than 0.005%.
(d)	Effective May 1, 2012, the net expense limitation changed from 0.99% to 1.09%.
(e)	Effective February 1, 2011, the Advisor agreed to limit expenses at 0.99%.

219

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Tactical Enhanced Fund - Investor Class
	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$25.72	$24.04		$25.00
Income/(Loss) from Operations:
Net investment loss(b)	(0.46)	(0.36)		(0.66)
Net realized and unrealized gain/(loss) on investments	0.49	3.33		(0.25)
Total from Investment Operations	0.03	2.97		(0.91)
Less Distributions:
From capital gains	(0.08)	(1.29)		(0.05)
Total Distributions	(0.08)	(1.29)		(0.05)
Net Increase/(Decrease) in Net Asset Value	(0.05)	1.68		(0.96)
Net Asset Value, End of Period	$25.67	$25.72		$24.04
Total Return	0.12%	12.45%		(3.65)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$11,197	$16,949		$12,098
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver/recoupment of past fees waived by advisor	(1.77)%	(1.41)%		(2.69)%
Operating expenses including reimbursement/waiver/recoupment of past fees waived by advisor	1.84%	2.25	%(c)	2.71	%(d)
Operating expenses excluding reimbursement/waiver	1.84%	2.46%		2.91%
Portfolio Turnover Rate	11,621%	6,025%		0%

(a)	The Fund began offering Investor Class shares on January 3, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective November 1, 2012, the net expense limitation changed from 2.34% to 1.84%.
(d)	Effective October 1, 2011, the net expense limitation changed from 2.84% to 2.34%.

220

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Tactical Enhanced Fund - Institutional Class
	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$25.83	$24.12		$25.00
Income/(Loss) from Operations:
Net investment loss(b)	(0.37)	(0.23)		(0.57)
Net realized and unrealized gain/(loss) on investments	0.50	3.30		(0.26)
Total from Investment Operations	0.13	3.07		(0.83)
Less Distributions:
From capital gains	(0.08)	(1.36)		(0.05)
Total Distributions	(0.08)	(1.36)		(0.05)
Net Increase/(Decrease) in Net Asset Value	0.05	1.71		(0.88)
Net Asset Value, End of Period	$25.88	$25.83		$24.12
Total Return	0.51%	12.79%		(3.29)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$28,406	$17,804		$11,816
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver/recoupment of past fees waived by advisor	(1.42)%	(0.89)%		(2.33)%
Operating expenses including reimbursement/waiver/recoupment of past fees waived by advisor	1.49%	1.88	%(c)	2.36	%(d)
Operating expenses excluding reimbursement/waiver	1.49%	2.11%		2.71%
Portfolio Turnover Rate	11,621%	6,025%		0%

(a)	The Fund began offering Institutional Class shares on January 3, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective November 1, 2012, the net expense limitation changed from 1.99% to 1.49%.
(d)	Effective October 1, 2011, the net expense limitation changed from 2.49% to 1.99%.

221

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Tactical Growth Fund - Investor Class
	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010	Period Ended December 31, 2009(a)
Net Asset Value, Beginning of Period	$25.06		$24.73		$26.26		$25.69	$25.00
Income/(Loss) from Operations:
Net investment loss	(0.40	)(b)	(0.39	)(b)	(0.38	)(b)	(0.24)	(0.05)
Net realized and unrealized gain/(loss) on investments	4.20		1.57		(1.02)		0.81	0.74
Total from Investment Operations	3.80		1.18		(1.40)		0.57	0.69
Less Distributions:
From capital gains	(2.69)		(0.85)		(0.13)		—	—
Total Distributions	(2.69)		(0.85)		(0.13)		—	—
Net Increase/(Decrease) in Net Asset Value	1.11		0.33		(1.53)		0.57	0.69
Net Asset Value, End of Period	$26.17		$25.06		$24.73		$26.26	$25.69
Total Return	15.31%		4.81%		(5.36)%		2.22%	2.76	%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$164,319		$187,066		$251,617		$313,875	$133,848
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.48)%		(1.49)%		(1.44)%		(1.05)%	(1.28	)%(d)
Operating expenses including reimbursement/waiver	1.74%		1.72%		1.80	%(e)	1.80%	1.82	%(d)
Operating expenses excluding reimbursement/waiver	1.74%		1.72%		1.80%		1.80%	1.82	%(d)
Portfolio Turnover Rate	1,797%		574%		387%		762%	758	%(c)

(a)	The Fund began offering Investor Class shares on September 14, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Effective May 1, 2011, the Advisor agreed not to limit expenses.

222

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Tactical Growth Fund - Institutional Class
	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010	Period Ended December 31, 2009(a)
Net Asset Value, Beginning of Period	$25.34		$24.91		$26.37		$25.71	$25.00
Income/(Loss) from Operations:
Net investment loss	(0.31	)(b)	(0.30	)(b)	(0.30	)(b)	(0.17)	(0.01)
Net realized and unrealized gain/(loss) on investments	4.26		1.58		(1.03)		0.83	0.72
Total from Investment Operations	3.95		1.28		(1.33)		0.66	0.71
Less Distributions:
From capital gains	(2.73)		(0.85)		(0.13)		—	—
Total Distributions	(2.73)		(0.85)		(0.13)		—	—
Net Increase/(Decrease) in Net Asset Value	1.22		0.43		(1.46)		0.66	0.71
Net Asset Value, End of Period	$26.56		$25.34		$24.91		$26.37	$25.71
Total Return	15.74%		5.14%		(5.04)%		2.57%	2.84	%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$62,760		$61,602		$70,110		$151,485	$64,399
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.13)%		(1.14)%		(1.14)%		(0.70)%	(0.36	)%(d)
Operating expenses including reimbursement/waiver	1.39%		1.38%		1.45	%(e)	1.44%	1.50	%(d)
Operating expenses excluding reimbursement/waiver	1.39%		1.38%		1.45%		1.44%	1.53	%(d)
Portfolio Turnover Rate	1,797%		574%		387%		762%	758	%(c)

(a)	The Fund began offering Institutional Class shares on September 14, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Effective May 1, 2011, the Advisor agreed not to limit expenses.

223

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Total MarketPlus Fund - Investor Class
	Year Ended December 31, 2013(a)	Year Ended December 31, 2012		Year Ended December 31, 2011(b)	Year Ended December 31, 2010(c)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$26.74	$23.09		$24.50	$23.19	$17.58
Income/(Loss) from Operations:
Net investment income/(loss)(d)	(0.13)	(0.14)		0.05	0.06	0.04
Net realized and unrealized gain/(loss) on investments	8.37	3.79		(1.35)	5.63	5.63
Total from Investment Operations	8.24	3.65		(1.30)	5.69	5.67
Less Distributions:
From investment income	—	—		—	(4.38)	(0.06)
From return of capital	—	—		(0.11)	—	—
Total Distributions	—	—		(0.11)	(4.38)	(0.06)
Net Increase/(Decrease) in Net Asset Value	8.24	3.65		(1.41)	1.31	5.61
Net Asset Value, End of Period	$34.98	$26.74		$23.09	$24.50	$23.19
Total Return	30.88%	15.72%		(5.37)%	24.60%	32.32%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,828	$1,950		$2,217	$2,627	$1,490
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	(0.43)%	(0.56)%		0.21%	0.24%	0.23%
Operating expenses including reimbursement/waiver	1.25%	1.38	%(e)(f)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.42%	1.38%		1.34%	1.65%	1.77%
Portfolio Turnover Rate	218%	154%		40%	169%	84%

(a)	Prior to May 1, 2013, the Forward Total MarketPlus Fund was known as the Forward Extended MarketPlus Fund.
(b)	Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.
(c)	Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Affiliated management fee waiver represents less than 0.005%.
(f)	Effective November 1, 2012, the Advisor agreed to limit expenses at 1.25%.

224

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Total MarketPlus Fund - Institutional Class
	Year Ended December 31, 2013(a)	Year Ended December 31, 2012		Year Ended December 31, 2011(b)	Year Ended December 31, 2010(c)	Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$28.47	$24.51		$25.93	$24.32	$18.42
Income/(Loss) from Operations:
Net investment income/(loss)(d)	(0.04)	(0.04)		0.16	0.15	0.13
Net realized and unrealized gain/(loss) on investments	8.96	4.00		(1.42)	5.94	5.90
Total from Investment Operations	8.92	3.96		(1.26)	6.09	6.03
Less Distributions:
From investment income	—	—		—	(4.48)	(0.13)
From return of capital	—	—		(0.16)	—	—
Total Distributions	—	—		(0.16)	(4.48)	(0.13)
Net Increase/(Decrease) in Net Asset Value	8.92	3.96		(1.42)	1.61	5.90
Net Asset Value, End of Period	$37.39	$28.47		$24.51	$25.93	$24.32
Total Return	31.33%	16.16%		(4.94)%	25.13%	32.90%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$21,636	$25,416		$98,153	$116,005	$126,090
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	(0.11)%	(0.15)%		0.62%	0.58%	0.68%
Operating expenses including reimbursement/waiver	0.85%	0.99	%(e)(f)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.02%	0.99%		0.94%	1.26%	1.33%
Portfolio Turnover Rate	218%	154%		40%	169%	84%

(a)	Prior to May 1, 2013, the Forward Total MarketPlus Fund was known as the Forward Extended MarketPlus Fund.
(b)	Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.
(c)	Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Affiliated management fee waiver represents less than 0.005%.
(f)	Effective November 1, 2012, the Advisor agreed to limit expenses at 0.85%.

225

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward U.S. Government Money Fund - Investor Class
	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010(a)		Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income/(Loss) from Operations:
Net investment income(b)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net realized and unrealized gain/(loss) on investments	(0.00	)(c)	0.00	(c)	—		—		0.00	(c)
Total from Investment Operations	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Less Distributions:
From investment income	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)(d)	(0.00	)(c)
Total Distributions	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)
Net Increase in Net Asset Value	0.00		0.00		0.00		0.00		0.00
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.01%		0.04%		0.01%		0.05	%(d)	0.18%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,066		$1,696		$1,098		$2,419		$3,948
Ratios to Average Net Assets:
Net investment income including waiver	0.01%		0.04%		0.02%		0.05%		0.21%
Operating expenses including waiver	0.25%		0.25%		0.18%		0.24%		0.57%
Net investment loss excluding waiver	(0.80)%		(0.69)%		(0.70)%		(0.69)%		(0.22)%
Operating expenses excluding waiver	1.06%		0.98%		0.90%		0.98%		1.00%

(a)	Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

226

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward U.S. Government Money Fund - Institutional Class
	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010(a)		Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income/(Loss) from Operations:
Net investment income(b)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net realized and unrealized gain/(loss) on investments	(0.00	)(c)	0.00	(c)	—		—		0.00	(c)
Total from Investment Operations	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(d)	0.00	(c)
Less Distributions:
From investment income	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)(d)	(0.00	)(c)
Total Distributions	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)
Net Increase in Net Asset Value	0.00		0.00		0.00		0.00		0.00
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.01%		0.04%		0.01%		0.05	%(d)	0.26%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$69,135		$95,796		$189,465		$221,270		$275,448
Ratios to Average Net Assets:
Net investment income including waiver	0.01%		0.04%		0.01%		0.05%		0.28%
Operating expenses including waiver	0.25%		0.25%		0.18%		0.24%		0.44%
Net investment income/(loss) excluding waiver	(0.30)%		(0.18)%		(0.21)%		(0.19)%		0.22%
Operating expenses excluding waiver	0.56%		0.47%		0.40%		0.48%		0.50%

(a)	Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

227

Forward Funds Privacy Policy

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

228

Appendix—Description of Market Indices

Balanced Allocation Blended Index: Prior to May 1, 2012, the Balanced Allocation Blended Index consisted of 50% Barclays U.S. Aggregate Bond Index and 50% S&P 500 Index. Prior to December 3, 2012, the Balanced Allocation Blended Index consisted of 50% Barclays Global Aggregate Bond Index and 50% MSCI ACWI. Effective December 3, 2012, the Balanced Allocation Blended Index consists of 50% Barclays Global Aggregate GDP Weighted Index and 50% MSCI ACWI GDP Weighted Index. The Balanced Allocation Blended Index is a hypothetical index constructed by Forward Management.

Barclays 1-5 Year U.S. Government/Credit Bond Index: The Barclays 1-5 Year U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher that have a remaining maturity of one to five years.

Barclays Global Aggregate Bond Index: The Barclays Global Aggregate Bond Index represents a broad-based measure of the global investment-grade fixed income markets, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Barclays Global Aggregate GDP Weighted Index: The Barclays Global Aggregate GDP Weighted Index represents a gross domestic product weighted index of global government, government-related, corporate and securitized fixed-income investments.

Barclays U.S. Aggregate Bond Index: The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays U.S. Corporate High-Yield Bond Index: The Barclays U.S. Corporate High-Yield Bond Index covers the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Barclays U.S. Government/Credit Bond Index: The Barclays U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher.

Barclays U.S. Municipal Bond Index: The Barclays U.S. Municipal Bond Index covers the USD-denominated long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

BofA Merrill Lynch Global High Yield Index: The BofA Merrill Lynch Global High Yield Index is an unmanaged index of USD-, CAD-, GBP- and EUR-denominated below-investment grade corporate debt issued in the U.S. domestic or eurobond markets.

BofA Merrill Lynch Preferred Index: The BofA Merrill Lynch Preferred Index is a capitalization-weighted index of preferred stock issues that is generally representative of the market for preferred securities.

BofA Merrill Lynch U.S. High Yield Master II Index: The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market.

Citigroup 3-Month Treasury Bill Index: The Citigroup 3- Month Treasury Bill Index is designed to measure the return of the 3 month Treasury bills.

Citigroup World BIG ex-U.S. Index Unhedged USD: The Citigroup World BIG (Broad Investment-Grade) Bond ex-U.S. Index Unhedged USD is a market capitalization weighted index that tracks the performance of international fixed rate bonds that have remaining maturities of one year or longer and that are rated BBB-/Baa3, or better, by S&P or Moody’s, respectively. This index excludes the U.S. and is unhedged USD.

Credit Suisse Emerging Market Corporate Bond Index: The Credit Suisse Emerging Market Corporate Bond Index consists of U.S. dollar-denominated fixed income issues from Latin America, Eastern Europe and Asia.

Credit Suisse Multi-Asset Futures Strategy Index: Credit Suisse Multi-Asset Futures Strategy Index provides exposure to up to 44 liquid futures contracts within four broad asset classes: equities, bonds, currencies, and commodities. The index seeks to deliver absolute returns in all market cycles and is comprised of long and/or short positions in exchange-traded future contracts. Components of the index are selected on the basis of a contract’s price relative to its 250-day moving average.

229

Appendix—Description of Market Indices

Credit Suisse Momentum and Volatility Enhanced Return Strategy Index: The Credit Suisse Momentum and Volatility Enhanced Return Strategy Index seeks positive absolute returns at bullish and at bearish points in the commodity cycle for each of the S&P GSCI single commodity sub-indices. Currently, 24 single commodity sub-indices meet the eligibility requirements for the S&P GSCI. A list of these commodity sub-indices organized by subsector is presented below.

Energy	Industrial Metals	Precious Metals	Agriculture	Livestock
Crude Oil	Aluminum	Gold	Wheat	Live Cattle
Brent Crude Oil	Copper	Silver	Red Wheat	Feeder Cattle
RBOB Gas	Lead		Corn	Lean Hogs
Heating Oil	Nickel		Soybeans
Gas Oil	Zinc		Cotton
Natural Gas			Sugar
Coffee
Cocoa

FTSE EPRA/NAREIT Developed ex-US Index: The FTSE EPRA/NAREIT Developed ex-US Index is designed to track the performance of listed real estate companies and REITs worldwide, excluding U.S. companies.

FTSE NAREIT Composite Index: The FTSE NAREIT Composite Index is an unmanaged index consisting of approximately 200 Real Estate Investment Trust stocks.

FTSE NAREIT Equity REITs Index: The FTSE NAREIT Equity REITs Index is representative of the tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market.

Growth Allocation Blended Index: Prior to May 1, 2012, the Growth Allocation Blended Index consisted of 20% Barclays U.S. Aggregate Bond Index and 80% S&P 500 Index. Prior to December 3, 2012, the Growth Allocation Blended Index consisted of 20% Barclays Global Aggregate Bond Index and 80% MSCI ACWI. Effective December 3, 2012, the Growth Allocation Blended Index consists of 20% Barclays Global Aggregate GDP Weighted Index and 80% MSCI ACWI GDP Weighted Index. The Growth Allocation Blended Index is a hypothetical index constructed by Forward Management.

Growth & Income Allocation Blended Index: Prior to May 1, 2012, the Growth & Income Allocation Blended Index consisted of 40% Barclays U.S. Aggregate Bond Index and 60% S&P 500 Index. Prior to December 3, 2012, the Growth & Income Allocation Blended Index consisted of 40% Barclays Global Aggregate Bond Index and 60% MSCI ACWI. Effective December 3, 2012, the Growth & Income Allocation Blended Index consists of 40% Barclays Global Aggregate GDP Weighted Index and 60% MSCI ACWI GDP Weighted Index. The Growth & Income Allocation Blended Index is a hypothetical index constructed by Forward Management.

HFRI Fund of Funds Composite Index: The HFRI Fund of Funds Composite Index is an equal-weighted index comprised of fund of funds. The index includes over 600 constituents, both domestic and offshore funds.

HFRX Equity Hedge Index: The HFRX Equity Hedge Index is comprised of private funds with strategies that maintain both long and short positions primarily in equity securities and equity derivatives.

HFRX Relative Value Arbitrage Index: The HFRX Relative Value Arbitrage Index is comprised of private funds with relative valuation strategies that seek to identify valuation discrepancies between multiple securities.

Income & Growth Allocation Blended Index: Prior to May 1, 2012, the Income & Growth Allocation Blended Index consisted of 70% Barclays U.S. Aggregate Bond Index and 30% S&P 500 Index. Prior to December 3, 2012, the Income & Growth Allocation Blended Index consisted of 70% Barclays Global Aggregate Bond Index and 30% MSCI ACWI. Effective December 3, 2012, the Income & Growth Allocation Blended Index consists of 70% Barclays Global Aggregate GDP Weighted Index and 30% MSCI ACWI GDP Weighted Index. The Income & Growth Allocation Blended Index is a hypothetical index constructed by Forward Management.

Income Builder Blended Index: The Income Builder Blended Index consists of 85% Barclays Global Aggregate Bond Index and 15% MSCI ACWI. The Income Builder Blended Index is a hypothetical index constructed by Forward Management.

MSCI ACWI GDP Weighted Index: The MSCI ACWI (All Country World Index) GDP Weighted Index is a free float-adjusted market capitalization index that is designed to measure gross domestic product performance in global developed and emerging markets, including the United States.

MSCI ACWI: The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

MSCI ACWI ex-USA: The MSCI ACWI (All Country World Index) ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

230

Appendix—Description of Market Indices

MSCI EAFE Small Cap Index: The MSCI EAFE Small Cap Index is an unmanaged, market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

MSCI Emerging Markets Index: The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

MSCI Frontier Markets Index: The MSCI Frontier Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of frontier markets.

Russell 2000 Index: The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

Russell 2500 Index: The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

Russell 3000 Index: The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies representing approximately 98% of the investable U.S. equity market.

Russell Midcap Index: The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Growth Index: The S&P 500 Growth Index is an unmanaged index of growth stocks in the S&P 500 Index. Large capitalization growth stocks are the stocks within the S&P 500 Index that generally have high expected earnings growth and higher than average price-to-book ratios.

S&P 500 Index: The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

S&P Global Infrastructure Index: The S&P Global Infrastructure Index provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure clusters: utilities, transportation and energy.

231

Investment Advisor
Forward Management, LLC Sub-Advisors

Broadmark Asset Management, LLC

Forward Tactical Growth Fund

First Western Capital Management Company

Forward High Yield Bond Fund

Pacific Investment Management Company LLC

Forward Credit Analysis Long/Short Fund

Forward Investment Grade Fixed-Income Fund

Pictet Asset Management Limited

Forward International Small Companies Fund

SW Asset Management, LLC

Forward EM Corporate Debt Fund

Administrator ALPS Fund Services, Inc. Distributor Forward Securities, LLC Counsel Dechert LLP	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Custodian Citibank, N.A. Transfer Agent ALPS Fund Services, Inc.

Forward Balanced Allocation Fund

Forward Commodity Long/Short Strategy Fund

Forward Core Strategy Long/Short Fund

Forward Credit Analysis Long/Short Fund

Forward Dynamic Income Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Endurance Long/Short Fund

Forward Floating NAV Short Duration Fund

Forward Frontier Strategy Fund

Forward Global Dividend Fund

Forward Global Infrastructure Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward High Yield Bond Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

Forward International Dividend Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Managed Futures Strategy Fund

Forward Multi-Strategy Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Select Opportunity Fund

Forward Small Cap Equity Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward Total MarketPlus Fund

Forward U.S. Government Money Fund

Forward Balanced Allocation Fund

Forward Commodity Long/Short Strategy Fund

Forward Core Strategy Long/Short Fund

Forward Credit Analysis Long/Short Fund

Forward Dynamic Income Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Endurance Long/Short Fund

Forward Floating NAV Short Duration Fund

Forward Frontier Strategy Fund

Forward Global Dividend Fund

Forward Global Infrastructure Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward High Yield Bond Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

Forward International Dividend Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Managed Futures Strategy Fund

Forward Multi-Strategy Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Select Opportunity Fund

Forward Small Cap Equity Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward Total MarketPlus Fund

Forward U.S. Government Money Fund

Want More Information?

You can find out more about our Funds by reviewing the following documents:

Annual And Semi-annual Reports

Our annual and semi-annual reports, when available, list the holdings of each Fund, describe each Fund’s performance, include the Funds’ financial statements, and discuss the market conditions and strategies that significantly affected the Funds’ performance during its last fiscal year. The financial statements in the Funds’ most recent annual report are considered a part of this prospectus.

Statement Of Additional Information

The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund and is considered a part of this prospectus. The SAI also contains a description of the Funds’ policies and procedures for disclosing its portfolio holdings.

How Do I Obtain A Copy Of These Documents?

By following one of the four procedures below:

1.	Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809. Or go to www.forwardinvesting.com and download a free copy.

2.	Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-1520. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.

3.	Go to the EDGAR database on the SEC’s website at www.sec.gov and download a free text-only copy.

4.	After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

STAT002 050114

Printed on paper containing recycled content using soy-based inks.

Prospectus

May 1, 2014

Class A, Class B, Class C and Advisor Class

Tickers
Fund	Class A	Class B	Class C	Advisor Class
Forward Balanced Allocation Fund	AOBAX	N/A	ABAFX	N/A
Forward Commodity Long/Short Strategy Fund	N/A	N/A	FFCCX	FCMSX
Forward Core Strategy Long/Short Fund	N/A	N/A	None	None
Forward Credit Analysis Long/Short Fund	FLSLX	N/A	FLSFX	FLSMX
Forward Dynamic Income Fund	FDYAX	N/A	FDYCX	FDYMX
Forward EM Corporate Debt Fund	N/A	N/A	FFXCX	FFXMX
Forward Emerging Markets Fund	N/A	N/A	None	FEMMX
Forward Endurance Long/Short Fund	N/A	N/A	None	None
Forward Floating NAV Short Duration Fund	N/A	N/A	None	None
Forward Frontier Strategy Fund	N/A	N/A	N/A	FROMX
Forward Global Dividend Fund	FFLAX	N/A	None	N/A
Forward Global Infrastructure Fund	KGIAX	KGIBX	KGICX	FGIMX
Forward Growth & Income Allocation Fund	AOIAX	N/A	AGIGX	N/A
Forward Growth Allocation Fund	AOGAX	N/A	AGGGX	N/A
Forward High Yield Bond Fund	N/A	N/A	AHYIX	N/A
Forward Income & Growth Allocation Fund	AOLAX	N/A	AIGMX	N/A
Forward Income Builder Fund	AILAX	N/A	AIACX	N/A
Forward International Dividend Fund	FFDAX	N/A	FINCX	FIDMX
Forward International Real Estate Fund	KIRAX	N/A	KIRCX	FINMX
Forward International Small Companies Fund	N/A	N/A	None	FNSMX
Forward Managed Futures Strategy Fund	N/A	N/A	FUTCX	FUTMX
Forward Multi-Strategy Fund	AGRRX	N/A	ACAGX	N/A
Forward Real Estate Fund	KREAX	N/A	KRECX	N/A
Forward Real Estate Long/Short Fund	KSRAX	KSRBX	KSRCX	FRLSX
Forward Select EM Dividend Fund	None	N/A	FSLDX	FSLMX
Forward Select Income Fund	KIFAX	KIFBX	KIFCX	FSIMX
Forward Select Opportunity Fund	FSONX	N/A	FSOCX	FSOMX
Forward Small Cap Equity Fund	N/A	N/A	None	FSCMX
Forward Tactical Enhanced Fund	FTEAX	N/A	FTEGX	FTENX
Forward Tactical Growth Fund	FTAGX	N/A	FTGOX	FTGMX
Forward U.S. Government Money Fund	FFAXX	N/A	AUCXX	N/A

The Securities and Exchange Commission and Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

Forward Funds also offer Institutional Class, Investor Class, and Class Z shares by separate prospectuses, which are available upon request.

Forward Balanced Allocation Fund

Investment Objective

The Fund seeks moderate current income and some potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Other Expenses	0.27%	0.52%
Acquired Fund Fees and Expenses	1.07%	1.07%
Total Annual Fund Operating Expenses	1.79%	2.44%
Fee Waiver and/or Expense Reimbursement(1)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.69%	2.34%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2015. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C

1 Year	$737	$337
3 Years	$1,097	$751
5 Years	$1,480	$1,291
10 Years	$2,549	$2,765

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C

1 Year	$737	$237
3 Years	$1,097	$751
5 Years	$1,480	$1,291
10 Years	$2,549	$2,765

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, including mortgage-related and other asset-backed securities, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon. At all times, Forward Management intends to maintain the Fund’s asset allocation to at least 40% in equity Underlying Funds and to at least 25% in fixed-income Underlying Funds. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less

1

Forward Balanced Allocation Fund

than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular

2

Forward Balanced Allocation Fund

corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Class C

Best Quarter – September 30, 2009	12.54%
Worst Quarter – December 31, 2008	–11.43%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward Balanced Allocation Fund – Class C (Inception: 12/30/02)
Return Before Taxes	4.30%	7.52%	3.23%	4.53%
Return After Taxes on Distributions	3.13%	6.43%	2.37%	3.68%
Return After Taxes on Distributions and Sale of Fund Shares	2.43%	5.54%	2.24%	3.30%
Barclays Global Aggregate GDP Weighted Index	–1.77%	4.79%	4.82%	5.88%
Balanced Allocation Blended Index (50% Barclays Global Aggregate GDP Weighted Index/50% MSCI ACWI GDP Weighted Index)	7.03%	9.60%	7.01%	8.97%
MSCI ACWI GDP Weighted Index	16.39%	13.95%	8.53%	11.42%
Forward Balanced Allocation Fund – Class A (Inception: 9/29/03)
Return Before Taxes	–0.09%	6.95%	3.29%	3.88%
Barclays Global Aggregate GDP Weighted Index	–1.77%	4.79%	4.82%	5.56%
Balanced Allocation Blended Index (50% Barclays Global Aggregate GDP Weighted Index/50% MSCI ACWI GDP Weighted Index)	7.03%	9.60%	7.01%	8.08%
MSCI ACWI GDP Weighted Index	16.39%	13.95%	8.53%	9.92%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s investment team. Mr. Rowader has managed the Fund since February 2007. Mr. Broughton has managed the Fund since

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Forward Balanced Allocation Fund

February 2011. Mr. O’Donnell has managed the Fund since September 2008. Mr. Janec has managed the Fund since May 2014.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Commodity Long/Short Strategy Fund

Investment Objective

The Fund seeks long term total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Advisor Class

Management Fee(1)	1.00%	1.00%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses of the Fund	0.54%	0.38%
Other Expenses of the Subsidiary(2)	0.07%	0.07%
Total Other Expenses	0.61%	0.45%
Total Annual Fund Operating Expenses	2.36%	1.45%

(1)	The Fund may invest a portion of its assets in a wholly owned Cayman subsidiary. The Subsidiary (as defined below) has entered into a separate advisory agreement with Forward Management, LLC (“Forward Management”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

(2)	Other Expenses of the Subsidiary include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the Subsidiary, including administrative, audit, custody and legal expenses.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class

1 Year	$339	$148
3 Years	$736	$459
5 Years	$1,260	$792
10 Years	$2,692	$1,733

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class

1 Year	$239	$148
3 Years	$736	$459
5 Years	$1,260	$792
10 Years	$2,692	$1,733

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks exposure to the commodity markets and returns that correspond to the Credit Suisse Momentum and Volatility Enhanced Return Strategy Index (“Credit Suisse MOVERS Index”). Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Credit Suisse MOVERS Index is composed of long and short commodity positions. The Credit Suisse MOVERS Index’s positioning is driven by a quantitative strategy that determines whether it is long or short individual commodities on the basis of market performance and measures of volatility (i.e., momentum signals). In contrast to traditional, long-only commodity allocations, the Credit Suisse MOVERS Index seeks positive absolute returns at bullish and at bearish points in the commodity cycle for each of the S&P GSCI single commodity sub-indices. A table listing the current 24 sub-indices is included in the Appendix to the Fund’s prospectus. These highly liquid underlying components capture the returns of each commodity in one of the world’s most established commodity benchmarks. From this group, the 10 commodities with the strongest absolute signals, filtered by volatility, are grouped together in an equally-weighted basket. The basket can be comprised of all long, all short, or a combination of long and short positions. Each month the basket’s composition is reweighted using the quantitative

5

Forward Commodity Long/Short Strategy Fund

strategy and will consist of a new selection of 10 commodity long and/or short positions exhibiting the strongest (bullish or bearish) momentum signals.

The Fund does not invest directly in physical commodities, but rather employs a strategy that provides synthetic long and synthetic short exposure to the commodity markets that correspond to the long and short commodity market positioning of the Credit Suisse MOVERS Index. The Fund gains synthetic exposure to the commodities represented by the Credit Suisse MOVERS Index primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Forward Management, the Fund’s investment advisor, and has the same investment objective as the Fund. As discussed elsewhere in the Fund’s prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets.

Under normal conditions, the commodity-linked derivative instruments purchased by the Fund are collateralized by the Fund with a portfolio of fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality and/or shares of fixed income exchange-traded funds (“ETFs”).

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market. The Fund may, without limitation, seek exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The Fund may also purchase and sell securities on a when-issued, delayed delivery or forward commitment basis.

Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2014, the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index was 2.69.

The Fund may invest all of its assets in commodity-linked derivative instruments either directly or through the Subsidiary. Assets not invested in commodity-linked derivative instruments either directly or through the Subsidiary may be invested in fixed income instruments and/or shares of fixed income ETFs.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs

6

Forward Commodity Long/Short Strategy Fund

owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Subsidiary: By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the provisions of the 1940 Act.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares. The accompanying table compares the Fund’s Class C and Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market

7

Forward Commodity Long/Short Strategy Fund

index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Class C

Best Quarter – June 30, 2013	11.36%
Worst Quarter – December 31, 2012	–10.21%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Commodity Long/Short Strategy Fund – Class C (Inception: 5/4/11)
Return Before Taxes	7.38%	–9.30%
Return After Taxes on Distributions	5.60%	–10.00%
Return After Taxes on Distributions and Sale of Fund Shares	4.17%	–7.22%
Credit Suisse MOVERS Index	9.00%	–7.86%
Forward Commodity Long/Short Strategy Fund – Advisor Class (Inception: 12/7/11)
Return Before Taxes	9.32%	–7.97%
Credit Suisse MOVERS Index	9.00%	–8.32%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s and the Subsidiary’s investment team. Messrs. Rowader and O’Donnell have managed the Fund since its inception in December 2010. Messrs. Broughton and Janec have managed the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class C Shares: Initial purchases of Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

8

Forward Commodity Long/Short Strategy Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Forward Core Strategy Long/Short Fund

Investment Objective

The Fund seeks to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the Russell 2000 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Advisor Class

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses(1)	1.30%	1.10%
Acquired Fund Fees and Expenses(1)	0.38%	0.38%
Total Annual Fund Operating Expenses	3.43%	2.48%
Fee Waiver and/or Expense Reimbursement(2)	–0.69%	–0.69%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.74%	1.79%

(1)	Other Expenses and Aquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class C shares and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.36% and 1.41%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class

1 Year	$377	$182
3 Years	$989	$707

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class

1 Year	$277	$182
3 Years	$989	$707

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of instruments providing exposure, both long and short, to the small capitalization U.S. equity market, including exchange-traded funds (“ETFs”), futures and options on securities, securities indices, and shares of ETFs. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, and/or in fixed income securities that are investment grade quality and have maturities of less than three years (“Fixed Income Securities”). The Fund’s Fixed Income Securities may include investments in the Forward Floating NAV Short Duration Fund or other Forward Funds.

The Fund’s investment strategy seeks to identify potential long and short investments for the Fund through quantitative analysis of factors including market breadth, market price movements, market trends, and market volatility. The Fund’s advisor, Forward Management, LLC (“Forward Management” or “Advisor”), uses these factors to identify market trends and will enter into long positions when the Advisor expects the market to increase in value and short positions when the Advisor expects the market to decrease in value. The Fund is expected to have significant investments in Fixed Income Securities when attractive long or short investment opportunities are not available. The Advisor

10

Forward Core Strategy Long/Short Fund

adjusts the mix of the Fund’s long, short and Fixed Income Securities investments based on its analysis of market conditions and at times the Fund’s investment positions may be primarily long, short or in Fixed Income Securities.

The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities. Generally, the Fund will maintain net investment exposure between 100% net long and 100% net short, although the Fund may have investment exposure up to 200% net long. The Fund typically seeks to obtain such long or short investment exposures through investments in futures and ETFs, including ETFs that seek investment exposure that may be the inverse of the performance of a market index or several times the performance of a market index.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the

11

Forward Core Strategy Long/Short Fund

Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim Welsh, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Welsh and O’Donnell have managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class C Shares: Initial purchases of Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of the Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

Forward Credit Analysis Long/Short Fund

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class

Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses(1)	0.60%	0.65%	0.50%
Interest Expense on Short Sales(1)	0.05%	0.05%	0.05%
Total Other Expenses	0.65%	0.70%	0.55%
Total Annual Fund Operating Expenses	2.00%	2.45%	1.55%
Fee Waiver and/or Expense Reimbursement(2)	–0.01%	–0.01%	–0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.99%	2.44%	1.54%

(1)	Other Expenses and Interest Expense on Short Sales are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.94%, 2.39%, and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class

1 Year	$765	$347	$157
3 Years	$1,165	$762	$488
5 Years	$1,589	$1,304	$843
10 Years	$2,765	$2,781	$1,842

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class

1 Year	$765	$247	$157
3 Years	$1,165	$762	$488
5 Years	$1,589	$1,304	$843
10 Years	$2,765	$2,781	$1,842

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit markets. Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”) uses an absolute return-oriented and tax-efficient investment strategy that seeks to identify attractive long and short investment opportunities in the municipal and other credit markets. The Sub-Advisor’s investment process involves analysis of both fundamental and relative-value characteristics of potential investments across a wide array of fixed income securities. The Sub-Advisor typically focuses its investments in tax-exempt municipal bonds and derivatives, but may also invest in the other types of tax-exempt or taxable fixed income securities. The Sub-Advisor may invest in fixed income instruments of any quality or maturity, including junk bonds and securities that are moral obligations of issuers or subject to appropriations. The Sub-Advisor may also engage in transactions that seek to hedge portfolio risk.

13

Forward Credit Analysis Long/Short Fund

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, variable rate demand notes including tender option bonds, floating rate or zero coupon securities and nonconvertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures, options, credit index derivatives, forward currency contracts and other derivative instruments. The Fund may invest in derivatives to seek to achieve investment returns consistent with the Fund’s investment objective and for hedging purposes. The Fund may also engage in borrowing for investment purposes in order to increase its holdings of portfolio securities and/or to collateralize short sale positions, as well as for cash management purposes. The Fund’s short positions may equal up to 100% of the Fund’s net asset value, and it is possible that at certain times, the Fund may be approximately 100% short.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Municipal Bonds: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher

14

Forward Credit Analysis Long/Short Fund

turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. Class A shares of the Fund originally commenced operations on December 29, 2006, were liquidated on November 21, 2008, and were launched again on September 1, 2010. The performance shown below for any period beginning on or after November 24, 2008 and lasting through August 31, 2010 is that of the Fund’s Investor Class shares adjusted to reflect the specific operating expenses (such as Rule 12b-1 fees) applicable to Class A shares. The performance shown below for any period beginning on or after September 1, 2010 is that of the Fund’s Class A shares. The bar chart excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class C, and Advisor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On November 13, 2013, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods prior to November 13, 2013 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

Calendar Year Total Returns—Class A

Best Quarter – September 30, 2009	20.97%
Worst Quarter – September 30, 2007	–10.81%

15

Forward Credit Analysis Long/Short Fund

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	Since Inception
Forward Credit Analysis Long/Short Fund – Class A (Inception: 12/29/06)
Return Before Taxes	–19.49%	8.11%	–0.43%
Return After Taxes on Distributions	–20.41%	7.03%	–1.65%
Return After Taxes on Distributions and Sale of Fund Shares	–9.22%	6.65%	–0.36%
Barclays U.S. Municipal Bond Index	–2.55%	5.89%	4.29%
Barclays U.S. Corporate High-Yield Bond Index	7.44%	18.93%	8.67%
Forward Credit Analysis Long/Short Fund – Class C (Inception: 6/3/09)
Return Before Taxes	–15.77%	N/A	4.43%
Barclays U.S. Municipal Bond Index	–2.55%	N/A	4.88%
Barclays U.S. Corporate High-Yield Bond Index	7.44%	N/A	14.25%
Forward Credit Analysis Long/Short Fund – Advisor Class (Inception: 2/1/10)
Return Before Taxes	–14.24%	N/A	1.77%
Barclays U.S. Municipal Bond Index	–2.55%	N/A	4.16%
Barclays U.S. Corporate High-Yield Bond Index	7.44%	N/A	10.66%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund. Forward Management has engaged the services of PIMCO to act as sub-advisor to the Fund. The portfolio manager of the Fund is Joseph Deane. Mr. Deane is an Executive Vice President and head of municipal bond portfolio management for PIMCO and has managed the Fund since November 2013.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker,

dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements. Absent the designation of distributions as exempt-interest dividends, the Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax. The Fund’s exempt-interest dividends (if any) may be subject to alternative minimum tax and state and/or local taxes.

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Forward Credit Analysis Long/Short Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Dynamic Income Fund

Investment Objective

The Fund seeks total return, with dividend and interest income being an important component of that return, while exhibiting less downside volatility than the S&P 500 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class

Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses(1)	2.41%	2.46%	2.31%
Interest Expense on Borrowing(1)	0.03%	0.03%	0.03%
Total Other Expenses	2.44%	2.49%	2.34%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	3.80%	4.25%	3.35%
Fee Waiver and/or Expense Reimbursement(2)	–1.97%	–1.97%	–1.97%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.83%	2.28%	1.38%

(1)	Other Expenses and Interest Expense on Borrowing are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses for Class C and Advisor Class shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class C and Advisor
Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.79%, 2.24%, and 1.34%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class

1 Year	$750	$331	$140
3 Years	$1,498	$1,110	$846

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class

1 Year	$750	$231	$140
3 Years	$1,498	$1,110	$846

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. For the period July 31, 2013 – December 31, 2013, the Fund’s portfolio turnover rate was 755% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through the use of a dividend-capture strategy and a tactical allocation strategy. Under normal circumstances, the Fund is expected to allocate a portion of its assets to both the dividend-capture strategy and the tactical allocation strategy. The portion of the Fund’s assets allocated to each strategy may vary over time. To seek greater investment exposure to the Fund’s strategies, the Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets or employing leveraged investment techniques.

The Fund’s dividend-capture strategy is an income producing strategy in which a particular security that is expected to pay a dividend in the near-term is purchased, the security is held until the dividend is paid, and then the security is sold in order to purchase another security that is expected to pay a dividend in the near-term. Quantitative analysis is used to identify dividend paying securities that display lower volatility, higher dividend yields (frequently value stocks), adequate liquidity, and that are expected to pay a regular or special dividend in the near-term.

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Forward Dynamic Income Fund

The Fund’s tactical allocation strategy seeks to identify potential long and short investments for the Fund through quantitative analysis of factors including market breadth, market price movements, market trends and market volatility. The Fund’s tactical allocation strategy is expected to have significant investments in fixed income securities when attractive long or short investment opportunities are not available. The Advisor adjusts the mix of the Fund’s long, short and fixed income securities investments based on its analysis of market conditions and at times the Fund’s investment positions may be primarily long, short or in fixed income securities. The Fund’s exposure to specific investment opportunities through leveraged investment techniques may exceed the value of the Fund’s assets. Through the use of short investments, including leveraged short investments, the Advisor has the ability to hedge the Fund’s market exposure, although the Advisor will not always seek to hedge the Fund’s market exposure. The Fund’s tactical allocation strategy may also utilize covered call writing to seek to generate additional income and hedge price volatility of portfolio positions.

The Fund invests in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges, including small capitalization stocks. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash and cash equivalents and/or fixed income securities of U.S. and non-U.S. issuers that are of any quality and of any maturity. The Fund may invest in convertible bonds and other securities such as preferred stocks, master limited partnerships, and real estate investment trusts. The Fund may also invest in instruments providing exposure to U.S. and non-U.S. equity securities, including futures and options on securities and securities indices and shares of exchange-traded funds (“ETFs”).

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in the these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

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Forward Dynamic Income Fund

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Value Stocks: Investment in the securities of companies believed to be undervalued involves the risk that such securities may, in fact, be appropriately priced. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The portfolio managers are David McGanney, Head Trader, Jim Welsh, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. McGanney and Mr. Welsh lead the Fund’s investment team. Messrs. McGanney, Welsh and O’Donnell have managed the Fund since July 2013.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with

20

Forward Dynamic Income Fund

the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of the Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

21

Forward EM Corporate Debt Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Advisor Class

Management Fee	0.70%	0.70%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses(1)	0.50%	0.34%
Interest Expense on Borrowings(1)	0.09%	0.09%
Total Other Expenses	0.59%	0.43%
Total Annual Fund Operating Expenses	2.04%	1.13%

(1)	Other Expenses and Interest Expense on Borrowings for Advisor Class shares are based on estimated amounts for the current fiscal year.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class

1 Year	$307	$115
3 Years	$639	$359
5 Years	$1,098	$622
10 Years	$2,366	$1,373

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class

1 Year	$207	$115
3 Years	$639	$359
5 Years	$1,098	$622
10 Years	$2,366	$1,373

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a diversified portfolio of fixed income securities of companies located in emerging market countries. The Fund seeks to capitalize on inefficiencies in the emerging market corporate bond market by seeking exposure to euro- and U.S.-dollar-denominated securities, as well as securities denominated in other currencies, including currencies of emerging market countries, and related derivatives. The Fund normally invests its assets among at least ten emerging market countries throughout the world. The Fund normally limits its investment in any one emerging market country to no more than 35% of the Fund’s net assets at time of purchase, and the Fund normally limits its investment in any one issuer to no more than 5% of the Fund’s net assets at the time of purchase. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

In allocating the Fund’s assets, SW Asset Management LLC (“SW” or the “Sub-Advisor”) employs a multi-step process conducted by SW’s investment professionals. Investment ideas originate from the portfolio managers’ ongoing coverage of primary and secondary corporate debt markets as well as from extensive industry contacts. The Sub-Advisor employs a thematic approach to portfolio construction whereby country and global macroeconomic themes help

22

Forward EM Corporate Debt Fund

frame the Fund’s industry and country orientation. After an analysis of political, demographic and macroeconomic risks, the Sub-Advisor formulates portfolio themes to guide individual security selection. After an initial review of a specific corporate security, the investment team may choose to conduct a more in-depth fundamental investment analysis. Such additional security-specific analysis will generally be tailored to the perceived risk profile of the potential investment target, and will typically involve specific quantitative and qualitative assessments of multiple factors, including a company’s business model, market position, operating strength, cash flow, general financial condition as well as funding prospects. Should the conclusion of the fundamental analysis result in a buy or sell decision, analysis of technical factors (such as holder composition and forced-sale triggers) would follow. Technical factors in emerging markets can dominate fundamental ones and the Sub-Advisor changes its relative emphasis based on the perceived risks. Once an investment resides in the portfolio, exit catalysts are constantly monitored relative to other available investments. The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of delayed delivery and forward commitment transactions, such as repurchase and reverse repurchase agreements, as well as credit default swaps, currency swaps and interest rate swaps. The Fund may engage in these transactions to obtain both long and short investment exposures. The Fund may also borrow money in an amount up to one-third of its assets to purchase securities.

The Fund’s investments may include, but are not limited to, the following: public and private investment grade debt securities; public and private non-investment grade and unrated debt securities; loans; options; convertible or perpetual debt; credit default swaps of corporate issuers or indices; futures contracts; and investing in exchange traded funds (“ETFs”) that provide exposure to fixed income securities of issuers in emerging market countries. Although the Fund primarily invests its assets in securities that have been rated by at least one major international credit rating agency, the Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in unrated securities, including defaulted loans and bonds. The Fund will normally maintain its portfolio duration within a range of plus or minus three years of the Fund’s benchmark, the Credit Suisse Emerging Market Corporate Bond Index (the “Benchmark”).

To reduce the risks of fluctuating exchange rates, the Fund may enter into forward foreign currency exchange contracts. For hedging and non-hedging purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

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Forward EM Corporate Debt Fund

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS.

If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Returns of Advisor Class shares are not presented because Advisor Class shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On February 14, 2011, SW assumed all responsibility for selecting the Fund’s investments and incorporated new principal investment strategies as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before February 14, 2011 represent performance of the prior sub-advisor to the Fund.

24

Forward EM Corporate Debt Fund

Calendar Year Total Returns—Class C

Best Quarter – September 30, 2010	14.03%
Worst Quarter – September 30, 2011	–10.50%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	Since Inception
Forward EM Corporate Debt Fund – Class C (Inception: 10/5/07)
Return Before Taxes	–0.97%	6.60%	4.84%
Return After Taxes on Distributions	–3.37%	4.26%	2.75%
Return After Taxes on Distributions and Sale of Fund Shares	–0.57%	4.24%	2.95%
Credit Suisse Emerging Market Corporate Bond Index	–1.19%	12.70%	7.15%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of SW to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are David C. Hinman, CFA, Managing Principal and Chief Investment Officer, and Raymond T. Zucaro, CFA, Managing Principal and Portfolio Manager. Messrs. Hinman and Zucaro have managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class C Shares: Initial purchases of shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of the Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

25

Forward Emerging Markets Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Advisor Class

Management Fee	1.10%	1.10%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses(1)	1.22%	1.07%
Total Annual Fund Operating Expenses	3.07%	2.17%
Fee Waiver and/or Expense Reimbursement(2)	–0.73%	–0.73%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.34%	1.44%

(1)	Other Expenses for Class C shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.34% and 1.44%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%

return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class

1 Year	$337	$147
3 Years	$879	$609
5 Years	$1,546	$1,097
10 Years	$3,328	$2,442

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class

1 Year	$237	$147
3 Years	$879	$609
5 Years	$1,546	$1,097
10 Years	$3,328	$2,442

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of emerging market companies. The Fund normally invests in not fewer than eight emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization, and typically invests a significant portion of its assets in small and medium capitalization stocks.

Forward Management, LLC (“Forward Management” or the “Advisor”) selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess country factors, industry dynamics, business franchise/management strategy, financial analysis and valuation. The Fund

26

Forward Emerging Markets Fund

invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. The Advisor generally chooses not to hedge the Fund’s currency exposure.

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to manage the Fund’s cash holdings by gaining exposure to equity securities of emerging markets companies. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax

27

Forward Emerging Markets Fund

requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The accompanying table compares the Fund’s Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Returns of Class C shares are not presented because Class C shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On September 1, 2012, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before September 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

Calendar Year Total Returns—Advisor Class

Best Quarter – March 31, 2012	12.17%
Worst Quarter – September 30, 2011	–25.93%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Emerging Markets Fund – Advisor Class (Inception: 2/1/10)
Return Before Taxes	1.90%	4.17%
Return After Taxes on Distributions	1.97%	1.00%
Return After Taxes on Distributions and Sale of Fund Shares	1.77%	3.99%
MSCI Emerging Markets Index	–2.27%	4.69%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, and Eric Sagmeister, Portfolio Manager. Mr. Ruff leads the Fund’s investment team. Messrs. Ruff, Coleman, and Brewington have managed the Fund since September 2012. Mr. Sagmeister has managed the Fund since October 2013.

28

Forward Emerging Markets Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class C Shares: Initial purchases of Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

29

Forward Endurance Long/Short Fund

Investment Objective

The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Advisor Class

Management Fee	1.50%	1.50%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses(1)	1.38%	1.23%
Dividend and Interest Expense on Short Sales(1)	0.63%	0.63%
Total Other Expenses	2.01%	1.86%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses	4.27%	3.37%
Fee Waiver and/or Expense Reimbursement(2)	–0.69%	–0.69%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.58%	2.68%

(1)	Other Expenses, Dividend and Interest Expense on Short Sales and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class C shares and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.94% and 2.04%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class

1 Year	$461	$271
3 Years	$1,233	$972
5 Years	$2,117	$1,695
10 Years	$4,385	$3,607

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class

1 Year	$361	$271
3 Years	$1,233	$972
5 Years	$2,117	$1,695
10 Years	$4,385	$3,607

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 283% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests, both long and short, in equity securities of U.S. and non-U.S. issuers, including issuers located in emerging and frontier markets. The Fund may also invest in derivative instruments to gain or manage exposures to the equity markets and individual issuers. The Fund’s derivative investments may include swaps, options, and futures. The Fund may also invest in exchange-traded funds (“ETFs”), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund’s investments will include holdings across different geographies, industries and sectors. The Fund may invest in equity securities of issuers in all market capitalization ranges, including small capitalization stocks, without limitation. The Fund may also invest in securities that are not publicly traded, including securities subject to restrictions on resale. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

30

Forward Endurance Long/Short Fund

The Fund’s investment strategy is designed to identify trends that may have a disruptive impact on and result in significant changes to global business markets, including new technology developments and the emergence of new industries. The Fund uses an equity-research-driven investment process along with competitive analysis to identify undervalued and overvalued securities. The Advisor also seeks to manage short-term market volatility and business cycles through the use of hedging strategies.

The Fund will take long positions in investments where the Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), expects future price appreciation and short positions in investments where the Advisor expects a decrease in an issuer’s market share or adverse negative impacts to an issuer’s fundamental business operations. The Fund’s short positions may equal up to 100% of the Fund’s net asset value. The Advisor will actively manage the Fund’s net exposure between long, short and cash positions based upon both current and anticipated changing investment outlooks and the Advisor’s strategic investment process. At times when the gross and/or net exposures have been reduced, cash levels will increase such that a substantial portion of the portfolio may be in cash or cash equivalents.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including ETFs that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

31

Forward Endurance Long/Short Fund

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS.

If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index and an index of other funds of funds over time. A brief description of the indices is included in the Appendix to the Fund’s prospectus. The performance of the market index does not reflect deductions for fees, expenses or taxes and the performance of the index of other funds of funds does not reflect deductions for taxes. Returns of the Institutional Class shares, which are not offered in this prospectus, are presented because Class C shares and Advisor Class shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Institutional Class

Best Quarter – September 30, 2013	11.08%
Worst Quarter – June 30, 2012	–7.12%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Endurance Long/Short Fund – Institutional Class (Inception: 12/31/11)
Return Before Taxes	20.66%	11.83%
Return After Taxes on Distributions	17.95%	10.57%
Return After Taxes on Distributions and Sale of Fund Shares	11.94%	8.60%
MSCI ACWI	23.44%	20.07%
HFRX Equity Hedge Index	11.14%	7.93%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.

32

Forward Endurance Long/Short Fund

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: David Readerman, CFA, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Readerman leads the Fund’s investment team. Messrs. Readerman and O’Donnell have managed the Fund since its inception in December 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class C Shares: Initial purchases of Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of the Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

33

Forward Floating NAV Short Duration Fund

Investment Objective

The Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Advisor Class

Management Fee	0.35%	0.35%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses(1)	0.73%	0.53%
Total Annual Fund Operating Expenses	1.83%	0.88%
Fee Waiver and/or Expense Reimbursement(2)	–0.39%	–0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.44%	0.49%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class C shares and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.44% and 0.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class

1 Year	$247	$50
3 Years	$538	$242

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class

1 Year	$147	$50
3 Years	$538	$242

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

Under normal conditions, the Fund invests primarily in a diversified portfolio of investment grade fixed income securities of varying maturities, including bonds, debt securities and other comparable instruments issued by different U.S. and non-U.S. public or private-sector entities. The Fund’s average portfolio duration will vary based on Forward Management, LLC’s (“Forward Management” or the “Advisor”) economic outlook and will not normally exceed one year. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or security’s price would be expected to decrease by approximately 1% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). The Fund seeks to maintain an average-dollar-weighted portfolio maturity of less than 150 days. The Fund seeks to outperform the Citigroup 3-Month Treasury Bill Index. The Fund’s strategy seeks to maximize current income while also maintaining liquidity and preserving principal.

The Fund is not a money market fund and therefore does not seek to maintain a stable share value of $1.00 per share. The Fund will generally invest in U.S. dollar-denominated investment grade debt securities, rated in the “BBB-” category or above by Standard & Poor’s Corporation (“S&P”), or equally rated by Moody’s Investors Service (“Moody’s”) or Fitch Investors Service (“Fitch”) at the time of purchase, or, if unrated, determined to be of the same quality by Forward Management. The Fund will invest at least 70% of its net assets in securities rated in the “AA-” category or above by S&P or equally rated by Moody’s or Fitch at the time of purchase, or, if unrated, determined to be of the same quality by

34

Forward Floating NAV Short Duration Fund

Forward Management, or in direct obligations of the U.S. Federal Government. The Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of non-U.S. issuers. The Fund may invest, without limitation, in mortgage-related and other asset-backed securities, including to-be announced transactions. The Fund may also purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: David L. Ruff, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Ruff and Broughton lead the Fund’s investment team. Messrs. Ruff, Broughton and O’Donnell will manage the Fund as of the date it commences operations.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class C Shares: Initial purchases of Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other

35

Forward Floating NAV Short Duration Fund

financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of the Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36

Forward Frontier Strategy Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Advisor Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor Class

Management Fee	0.85%
Distribution (12b-1) Fees	N/A
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.26%
Fee Waiver and/or Expense Reimbursement(1)	–0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.99%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

Advisor Class

1 Year	$103
3 Years	$375
5 Years	$667
10 Years	$1,499

You would pay the following expenses if you did not redeem your shares:

Advisor Class

1 Year	$103
3 Years	$375
5 Years	$667
10 Years	$1,499

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in securities with exposure to the returns of frontier markets. “Frontier markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. Where exposure to frontier markets is not feasible, Forward Management, LLC (“Forward Management” or the “Advisor”) will invest in securities with exposure to emerging markets. The Fund may also seek to obtain, or reduce, exposure to one or more frontier market countries through investments in swaps, P-notes (participation interest notes that are issued by banks and designed to offer a return linked to a particular underlying equity, debt, currency or market), warrants, structured notes, futures and options (collectively, the “Structured Products”). The Fund may invest in securities of companies having any capitalization.

The Advisor seeks exposure to frontier markets by attempting to approximate the country and industry allocations of the Fund’s benchmark, the MSCI Frontier Markets Index (the “Benchmark”), and will primarily invest directly or indirectly in Structured Products, exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), depositary receipts, and securities of companies in frontier market countries to obtain such exposure. The Fund may also invest in instruments based on country indices, industries and sectors, individual stocks and currencies. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies. An issuer of a security generally will be considered to be located in a particular frontier market country or emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Due to potential difficulties regarding accessibility in some markets, the Fund’s actual holdings may deviate from the Benchmark. The Advisor will seek to reduce deviations whenever possible. When determining investment decisions, the

37

Forward Frontier Strategy Fund

Advisor will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, the Advisor will attempt to maximize the Fund’s overall exposure to frontier markets and lastly will seek exposure to emerging markets.

The Fund may invest all of its assets in securities with exposure to the returns of frontier markets or emerging markets, or in Structured Products with exposure to the returns of frontier markets or emerging markets. Assets not invested in such securities or Structured Products may be invested in cash or liquid securities that can readily be converted into cash, including ETFs or certain short term fixed income instruments (i.e., foreign and domestic corporate bonds or U.S. Government or agency securities) that are of investment grade quality.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

Exchange-Traded Notes (“ETNs”): The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS.

If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

38

Forward Frontier Strategy Fund

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The accompanying table compares the Fund’s Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Advisor Class

Best Quarter – March 31, 2013	7.64%
Worst Quarter – June 30, 2012	–7.99%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Frontier Strategy Fund – Advisor Class (Inception: 5/2/11)
Return Before Taxes	22.93%	1.68%
Return After Taxes on Distributions	22.35%	0.59%
Return After Taxes on Distributions and Sale of Fund Shares	12.97%	0.84%
MSCI Frontier Markets Index	26.32%	4.99%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s investment team. Messrs. Rowader and O’Donnell have managed the Fund since its inception in December 2008. Mr. Broughton has managed the Fund since February 2011. Mr. Janec has managed the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

39

Forward Global Dividend Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fee	0.80%	0.80%
Distribution (12b-1) Fees	0.35%	0.75%
Other Expenses(1)	0.79%	0.84%
Total Annual Fund Operating Expenses	1.94%	2.39%
Fee Waiver and/or Expense Reimbursement(2)	–0.45%	–0.45%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.49%	1.94%

(1)	Other Expenses for Class C shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49% and 1.94%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C

1 Year	$718	$297
3 Years	$1,108	$702
5 Years	$1,522	$1,234
10 Years	$2,672	$2,688

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C

1 Year	$718	$197
3 Years	$1,108	$702
5 Years	$1,522	$1,234
10 Years	$2,672	$2,688

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of dividend paying companies. The Fund normally will invest its assets in a minimum of five countries and at least 40% of its net assets in the securities of issuers located outside the U.S., including in issuers located in emerging markets and frontier markets. An issuer of a security generally will be considered to be located in a particular non-U.S. country, including an emerging market country or frontier market country, if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. Forward Management, LLC (“Forward Management” or the “Advisor”) generally chooses not to hedge the Fund’s currency exposure.

The Advisor selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of

40

Forward Global Dividend Fund

relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation. Additionally, the Advisor may employ a dividend-capture strategy. A dividend-capture strategy is an income producing strategy in which a particular security that is expected to pay a dividend in the near-term is purchased, the security is held until its dividend is paid, and then the security is sold in order to purchase another security that is expected to pay a dividend in the near-term.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

In order to reduce transaction costs, the Advisor will purchase futures to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Returns of Class C shares are not

41

Forward Global Dividend Fund

presented because Class C shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On August 15, 2009, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before August 15, 2009 represent performance of the prior sub-advisors to the Fund.

Calendar Year Total Returns—Class A

Best Quarter – September 30, 2009	15.53%
Worst Quarter – December 31, 2008	–21.48%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	Since Inception
Forward Global Dividend Fund – Class A (Inception: 10/31/06)
Return Before Taxes	9.32%	11.71%	3.86%
Return After Taxes on Distributions	7.73%	10.97%	3.35%
Return After Taxes on Distributions and Sale of Fund Shares	5.23%	9.18%	2.91%
MSCI ACWI	23.44%	15.53%	4.94%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, Eric Sagmeister, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Ruff leads the Fund’s investment team. Messrs. Ruff, Coleman, Brewington, and O’Donnell have managed the Fund since August 2009. Mr. Sagmeister has managed the Fund since October 2013.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

42

Forward Global Infrastructure Fund

Investment Objective

The Fund seeks total return through capital appreciation and current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class

Management Fee	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%	N/A
Other Expenses	0.57%	0.64%	0.64%	0.47%
Total Annual Fund Operating Expenses	1.72%	2.29%	2.29%	1.37%

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class B, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class

1 Year	$740	$732	$332	$139
3 Years	$1,086	$1,015	$715	$434
5 Years	$1,454	$1,424	$1,224	$750
10 Years	$2,486	$2,480	$2,622	$1,644
You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Class C	Advisor Class

1 Year	$740	$232	$232	$139
3 Years	$1,086	$715	$715	$434
5 Years	$1,454	$1,224	$1,224	$750
10 Years	$2,486	$2,480	$2,622	$1,644

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in global infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets. Infrastructure assets are the physical structures and networks that provide necessary services to society such as: transportation and communications networks; water, sewer and energy utilities; energy storage and transportation; and public service facilities. Infrastructure-related businesses may also provide the services and raw materials necessary for the construction and maintenance of infrastructure assets, including: mining; shipping; timber; steel; alternative energy; agriculture; and energy production and exploration. In complying with this 80% investment requirement, the Fund may invest in equity securities, debt securities and limited partnership interests, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, options, exchange traded funds (“ETFs”), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund considers a company to be an infrastructure related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity.

Under normal conditions, the Fund will invest in a minimum of five countries and at least 40% of its net assets in the securities of issuers located outside the U.S., including in issuers located in emerging markets and frontier markets. An issuer of a security generally will be considered to be located in a particular non-U.S. country, including an emerging market country or frontier market country, if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

43

Forward Global Infrastructure Fund

The Fund focuses on investments in infrastructure networks that generate stable revenue streams and positive cash flow. The Fund will also seek opportunities to participate in the growth in global infrastructure spending. Forward Management, LLC’s (“Forward Management” or the “Advisor”) investment process utilizes fundamental and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s assets and calculating relative return potential.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including ETFs that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Infrastructure-Related Investment: Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

44

Forward Global Infrastructure Fund

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class B, Class C, and Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

The Fund began operations as the Kensington Global Infrastructure Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington

Global Infrastructure Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management.

Calendar Year Total Returns—Class A

Best Quarter – June 30, 2009	25.03%
Worst Quarter – September 30, 2008	–22.70%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	Since Inception
Forward Global Infrastructure Fund – Class A (Inception: 6/29/07)
Return Before Taxes	4.86%	9.58%	–0.08%
Return After Taxes on Distributions	4.80%	9.28%	–0.28%
Return After Taxes on Distributions and Sale of Fund Shares	3.04%	7.71%	0.10%
S&P Global Infrastructure Index	14.99%	11.17%	1.86%
Forward Global Infrastructure Fund – Class B (Inception: 6/29/07)
Return Before Taxes	5.61%	9.83%	0.11%
S&P Global Infrastructure Index	14.99%	11.17%	1.86%
Forward Global Infrastructure Fund – Class C (Inception: 6/29/07)
Return Before Taxes	9.60%	10.12%	0.12%
S&P Global Infrastructure Index	14.99%	11.17%	1.86%
Forward Global Infrastructure Fund – Advisor Class (Inception: 2/1/10)
Return Before Taxes	11.63%	N/A	8.12%
S&P Global Infrastructure Index	14.99%	N/A	9.11%

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Forward Global Infrastructure Fund

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, Ian Goltra, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Visse leads the Fund’s investment team. Messrs. Beam and Visse have managed the Fund since its inception in June 2007. Messrs. McGowan and O’Donnell have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Class B Shares: The Fund no longer offers for sale Class B shares of the Fund and shareholders are not able to make new or additional investments in Class B shares.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Growth & Income Allocation Fund

Investment Objective

The Fund seeks moderate potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Other Expenses	0.28%	0.53%
Acquired Fund Fees and Expenses	1.11%	1.11%
Total Annual Fund Operating Expenses	1.84%	2.49%
Fee Waiver and/or Expense Reimbursement(1)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.74%	2.39%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2015. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C

1 Year	$742	$342
3 Years	$1,111	$766
5 Years	$1,504	$1,316
10 Years	$2,599	$2,814

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C

1 Year	$742	$242
3 Years	$1,111	$766
5 Years	$1,504	$1,316
10 Years	$2,599	$2,814

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that

47

Forward Growth & Income Allocation Fund

subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would

48

Forward Growth & Income Allocation Fund

have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Class C

Best Quarter – September 30, 2009	13.60%
Worst Quarter – December 31, 2008	–14.23%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward Growth & Income Allocation Fund – Class C (Inception: 12/30/02)
Return Before Taxes	6.56%	8.42%	3.33%	4.83%
Return After Taxes on Distributions	5.39%	7.48%	2.59%	4.10%
Return After Taxes on Distributions and Sale of Fund Shares	3.70%	6.29%	2.35%	3.60%
MSCI ACWI GDP Weighted Index	16.39%	13.95%	8.53%	11.42%
Growth & Income Allocation Blended Index (40% Barclays Global Aggregate GDP Weighted Index/60% MSCI ACWI GDP Weighted Index)	8.86%	10.51%	7.37%	9.52%
Barclays Global Aggregate GDP Weighted Index	–1.77%	4.79%	4.82%	5.88%
Forward Growth & Income Allocation Fund – Class A (Inception date 9/29/03)
Return Before Taxes	2.04%	7.85%	3.40%	4.09%
MSCI ACWI GDP Weighted Index	16.39%	13.95%	8.53%	9.92%
Growth & Income Allocation Blended Index (40% Barclays Global Aggregate GDP Weighted Index/60% MSCI ACWI GDP Weighted Index)	8.86%	10.51%	7.37%	8.50%
Barclays Global Aggregate GDP Weighted Index	–1.77%	4.79%	4.82%	5.56%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s investment team. Mr. Rowader has managed the Fund since February 2007. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008. Mr. Janec has managed the Fund since May 2014.

49

Forward Growth & Income Allocation Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

50

Forward Growth Allocation Fund

Investment Objective

The Fund seeks high potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Other Expenses	0.28%	0.53%
Acquired Fund Fees and Expenses	1.13%	1.13%
Total Annual Fund Operating Expenses	1.86%	2.51%
Fee Waiver and/or Expense Reimbursement(1)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.76%	2.41%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2015. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C

1 Year	$744	$344
3 Years	$1,117	$772
5 Years	$1,514	$1,326
10 Years	$2,619	$2,834

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C

1 Year	$744	$244
3 Years	$1,117	$772
5 Years	$1,514	$1,326
10 Years	$2,619	$2,834

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that

51

Forward Growth Allocation Fund

subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

52

Forward Growth Allocation Fund

Calendar Year Total Returns—Class C

Best Quarter – September 30, 2009	15.46%
Worst Quarter – December 31, 2008	–18.27%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward Growth Allocation Fund – Class C (Inception: 12/30/02)
Return Before Taxes	7.49%	8.84%	3.27%	5.26%
Return After Taxes on Distributions	6.35%	7.78%	2.60%	4.60%
Return After Taxes on Distributions and Sale of Fund Shares	4.22%	6.73%	2.41%	4.06%
MSCI ACWI GDP Weighted Index	16.39%	13.95%	8.53%	11.42%
Growth Allocation Blended Index (20% Barclays Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index)	12.58%	12.27%	8.01%	10.53%
Barclays Global Aggregate GDP Weighted Index	–1.77%	4.79%	4.82%	5.88%
Forward Growth Allocation Fund – Class A (Inception: 9/29/03)
Return Before Taxes	2.87%	8.24%	3.32%	4.27%
MSCI ACWI GDP Weighted Index	16.39%	13.95%	8.53%	9.92%
Growth Allocation Blended Index (20% Barclays Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index)	12.58%	12.27%	8.01%	9.27%
Barclays Global Aggregate GDP Weighted Index	–1.77%	4.79%	4.82%	5.56%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s investment team. Mr. Rowader has managed the Fund since February 2007. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008. Mr. Janec has managed the Fund since May 2014.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

53

Forward Growth Allocation Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

54

Forward High Yield Bond Fund

Investment Objective

The Fund seeks high current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

Class C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class C

Management Fee	0.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.46%
Total Annual Fund Operating Expenses	1.71%

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

Class C

1 Year	$274
3 Years	$539
5 Years	$928
10 Years	$2,017

You would pay the following expenses if you did not redeem your shares:

Class C

1 Year	$174
3 Years	$539
5 Years	$928
10 Years	$2,017

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 198% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in lower-rated bonds. The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Master II Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2014, the Benchmark’s duration was 4.18. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high-yield bonds, such as zero-coupon bonds, which pay interest only at maturity, or payment in kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest-rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation. The Fund may invest in debt securities of any maturity.

First Western Capital Management Company (“First Western” or the “Sub-Advisor”) selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. To select securities, the Sub-Advisor uses a bottom-up, credit research process. Company level analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. The Sub-Advisor looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective. The investment process also includes top-down research and sector analysis that establishes an investment policy based upon the Sub-Advisor’s view of the business cycle, interest rate trends, yield curve analysis, and sector analysis.

55

Forward High Yield Bond Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

56

Forward High Yield Bond Fund

Calendar Year Total Returns—Class C

Best Quarter – June 30, 2009	12.09%
Worst Quarter – December 31, 2008	–14.83%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward High Yield Bond Fund – Class C (Inception: 12/30/02)
Return Before Taxes	4.67%	14.30%	6.23%	7.65%
Return After Taxes on Distributions	2.13%	11.53%	3.69%	5.04%
Return After Taxes on Distributions and Sale of Fund Shares	2.82%	10.25%	3.80%	4.95%
BofA Merrill Lynch U.S. High Yield Master II Index	7.42%	18.65%	8.46%	10.11%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of First Western to act as sub-advisor to the Fund. The Fund is managed and all investment decisions are made by Steven S. Michaels. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 2000. Mr. Michaels has managed the Fund since May 2000.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

57

Forward Income & Growth Allocation Fund

Investment Objective

The Fund seeks high current income and some potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Other Expenses	0.36%	0.61%
Acquired Fund Fees and Expenses	1.03%	1.03%
Total Annual Fund Operating Expenses	1.84%	2.49%
Fee Waiver and/or Expense Reimbursement(1)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.74%	2.39%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2015. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C

1 Year	$742	$342
3 Years	$1,111	$766
5 Years	$1,504	$1,316
10 Years	$2,599	$2,814

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C

1 Year	$742	$242
3 Years	$1,111	$766
5 Years	$1,504	$1,316
10 Years	$2,599	$2,814

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. fixed-income, including mortgage-related and other asset-backed securities, international fixed-income, money market, U.S. equity, frontier and emerging market, and international equity. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide income and some capital appreciation to investors with a low risk tolerance and a 3-5 year investment time horizon. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that

58

Forward Income & Growth Allocation Fund

subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such

59

Forward Income & Growth Allocation Fund

investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Class C

Best Quarter – September 30, 2009	10.46%
Worst Quarter – December 31, 2008	–7.85%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward Income & Growth Allocation Fund – Class C (Inception: 12/30/02)
Return Before Taxes	1.79%	6.86%	3.05%	3.87%
Return After Taxes on Distributions	–1.94%	5.24%	1.81%	2.66%
Return After Taxes on Distributions and Sale of Fund Shares	1.42%	4.76%	1.92%	2.59%
Barclays Global Aggregate GDP Weighted Index	–1.77%	4.79%	4.82%	5.88%
Income & Growth Allocation Blended Index (70% Barclays Global Aggregate GDP Weighted Index/30% MSCI ACWI GDP Weighted Index)	3.45%	7.73%	6.21%	7.81%
MSCI ACWI GDP Weighted Index	16.39%	13.95%	8.53%	11.42%
Forward Income & Growth Allocation Fund – Class A (Inception: 9/29/03)
Return Before Taxes	–2.59%	6.30%	3.11%	3.47%
Barclays Global Aggregate GDP Weighted Index	–1.77%	4.79%	4.82%	5.56%
Income & Growth Allocation Blended Index (70% Barclays Global Aggregate GDP Weighted Index/30% MSCI ACWI GDP Weighted Index)	3.45%	7.73%	6.21%	7.15%
MSCI ACWI GDP Weighted Index	16.39%	13.95%	8.53%	9.92%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s investment team. Mr. Rowader has managed the Fund since February 2007. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008. Mr. Janec has managed the Fund since May 2014.

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Forward Income & Growth Allocation Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Income Builder Fund

Investment Objective

The Fund seeks high current income and some stability of principal.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses	0.46%	0.71%
Acquired Fund Fees and Expenses	1.09%	1.09%
Total Annual Fund Operating Expenses	1.90%	2.65%
Fee Waiver and/or Expense Reimbursement(1)	–0.07%	–0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.83%	2.58%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.74% and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C

1 Year	$554	$361
3 Years	$943	$817
5 Years	$1,356	$1,398
10 Years	$2,505	$2,974

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C

1 Year	$554	$261
3 Years	$943	$817
5 Years	$1,356	$1,398
10 Years	$2,505	$2,974

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, global real estate, infrastructure, dividend-oriented strategies, preferred securities, and international equity. The Fund’s investments in equity Underlying Funds will focus principally on income producing equity securities. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide income to investors with a lower risk tolerance by allocating the Fund’s investments to income producing assets that are exhibiting a statistically higher yield relative to other income producing assets while also managing the volatility of the Fund. The Fund’s volatility is expected to be similar to the volatility of the Income Builder Blended Index, which consists of 85% Barclays Global Aggregate Bond Index and 15% MSCI ACWI. The Advisor may from time to time modify the asset allocation of the Fund in response to the Advisor’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

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Forward Income Builder Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable

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Forward Income Builder Fund

political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Infrastructure-Related Investment: Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Municipal Bonds: Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular

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Forward Income Builder Fund

corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Class C

Best Quarter – September 30, 2009	6.54%
Worst Quarter – June 30, 2013	–3.33%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward Income Builder Fund – Class C (Inception: 12/30/02)
Return Before Taxes	3.28%	7.82%	3.88%	3.85%
Return After Taxes on Distributions	1.38%	6.30%	2.49%	2.49%
Return After Taxes on Distributions and Sale of Fund Shares	1.84%	5.51%	2.46%	2.46%
Barclays Global Aggregate Bond Index	–2.60%	3.91%	4.46%	5.17%
Income Builder Blended Index (85% Barclays Global Aggregate Bond Index/15% MSCI ACWI)	0.98%	5.73%	5.10%	6.03%
MSCI ACWI	23.44%	15.53%	7.72%	9.96%
Forward Income Builder Fund – Class A (Inception: 9/29/03)
Return Before Taxes	1.15%	7.81%	4.26%	4.25%
Barclays Global Aggregate Bond Index	–2.60%	3.91%	4.46%	4.81%
Income Builder Blended Index (85% Barclays Global Aggregate Bond Index/15% MSCI ACWI)	0.98%	5.73%	5.10%	5.56%
MSCI ACWI	23.44%	15.53%	7.72%	8.88%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s investment team. Mr. Rowader has managed the Fund since February 2007. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008. Mr. Janec has managed the Fund since May 2014.

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Forward Income Builder Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

66

Forward International Dividend Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class

Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses	0.42%	0.47%	0.32%
Interest Expense on Borrowings	0.11%	0.11%	0.11%
Total Other Expenses	0.53%	0.58%	0.43%
Total Annual Fund Operating Expenses	1.73%	2.18%	1.28%
Fee Waiver and/or Expense Reimbursement(1)	–0.13%	–0.13%	–0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.60%	2.05%	1.15%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class C, and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49%, 1.94%, and 1.04%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C, or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class

1 Year	$728	$308	$117
3 Years	$1,077	$669	$393
5 Years	$1,448	$1,157	$689
10 Years	$2,486	$2,500	$1,532

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class

1 Year	$728	$208	$117
3 Years	$1,077	$669	$393
5 Years	$1,448	$1,157	$689
10 Years	$2,486	$2,500	$1,532

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies located outside of the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may invest a significant amount of its net assets in emerging market companies. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Fund may invest in securities of companies having any capitalization.

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Forward International Dividend Fund

The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. Forward Management, LLC (“Forward Management” or the “Advisor”) generally chooses not to hedge the Fund’s currency exposure.

The Advisor selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may use such borrowed money to engage in a dividend-capture strategy. Such strategy is an income producing strategy in which a particular security about to pay a dividend is purchased, the security is held until its dividend is captured, and then the security is sold in order to purchase another security about to pay a dividend. The Fund may also engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing or selling options or futures contracts and engaging in short sales.

In order to reduce transaction costs, the Advisor will purchase futures to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

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Forward International Dividend Fund

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The accompanying table compares the Fund’s Advisor Class shares and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Returns of Advisor Class shares and Class C shares are presented because Class A shares do not yet have a full calendar year of investment returns. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Advisor Class

Best Quarter – March 31, 2012	12.24%
Worst Quarter – June 30, 2012	–5.81%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward International Dividend Fund – Advisor Class (Inception: 5/2/11)
Return Before Taxes	12.42%	5.10%
Return After Taxes on Distributions	9.64%	2.95%
Return After Taxes on Distributions and Sale of Fund Shares	6.97%	3.25%
MSCI ACWI ex-USA	15.78%	2.87%
Forward International Dividend Fund – Class C (Inception: 7/31/12)
Return Before Taxes	10.45%	17.32%
MSCI ACWI ex-USA	15.78%	20.25%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Advisor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, Eric Sagmeister, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Ruff leads the Fund’s investment team. Messrs. Ruff, Coleman, Brewington, and O’Donnell have managed the Fund since December 2008. Mr. Sagmeister has managed the Fund since October 2013.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

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Forward International Dividend Fund

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward International Real Estate Fund

Investment Objective

The Fund seeks total return from both capital appreciation and current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C, or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class

Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%	N/A
Other Expenses	0.58%	0.63%	0.45%
Total Annual Fund Operating Expenses	1.83%	2.38%	1.45%

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C, or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class

1 Year	$750	$341	$148
3 Years	$1,117	$742	$459
5 Years	$1,508	$1,270	$792
10 Years	$2,597	$2,712	$1,733

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class

1 Year	$750	$241	$148
3 Years	$1,117	$742	$459
5 Years	$1,508	$1,270	$792
10 Years	$2,597	$2,712	$1,733

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 202% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in non-U.S. securities of real estate and real estate-related companies in at least three different countries. The Fund may invest in equity securities, debt securities and limited partnership interests and its investments may include other securities, such as synthetic instruments and real estate investment trusts (REITs). Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, options, exchange-traded funds, American Depositary Receipts, and European Depositary Receipts. The Fund may invest up to 20% of its assets in U.S. real estate and real estate related companies. The Fund may invest in securities of companies having any capitalization and debt securities of any maturity. The Fund may also leverage its portfolio by borrowing money to purchase securities.

The Fund may also invest in issuers located in emerging or frontier markets countries. An issuer generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Forward Management, LLC (“Forward Management” or the “Advisor”) allocates the Fund’s assets among securities of countries and in currency denominations

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Forward International Real Estate Fund

that are expected to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the Advisor utilizes fundamental real estate analysis and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential among other things.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund,

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Forward International Real Estate Fund

the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class C, and Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

The Fund began operations as the Kensington International Real Estate Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington International Real Estate Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management.

Calendar Year Total Returns—Class A

Best Quarter – June 30, 2009	30.51%
Worst Quarter – December 31, 2008	–27.58%

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Forward International Real Estate Fund

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	Since Inception
Forward International Real Estate Fund – Class A (Inception: 4/28/06)
Return Before Taxes	–9.22%	13.91%	1.29%
Return After Taxes on Distributions	–11.24%	10.06%	–1.06%
Return After Taxes on Distributions and Sale of Fund Shares	–4.97%	9.50%	0.21%
FTSE EPRA/NAREIT Developed ex-US Index	6.14%	15.86%	3.05%
Forward International Real Estate Fund – Class C (Inception: 4/28/06)
Return Before Taxes	–5.14%	14.48%	1.36%
FTSE EPRA/NAREIT Developed ex-US Index	6.14%	15.86%	3.05%
Forward International Real Estate Fund – Advisor Class (Inception: 5/2/11)
Return Before Taxes	–3.29%	N/A	5.91%
FTSE EPRA/NAREIT Developed ex-US Index	6.14%	N/A	6.19%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, Ian Goltra, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. McGowan leads the Fund’s investment team. Mr. Beam has managed the Fund since its inception in April 2006. Mr. McGowan has managed the Fund since May 2008. Messrs. Visse and O’Donnell have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward International Small Companies Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Advisor Class

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses(1)	0.54%	0.39%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses	2.30%	1.40%
Fee Waiver and/or Expense Reimbursement(2)	–0.05%	–0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.25%	1.35%

(1)	Other Expenses and Acquired Fund Fees and Expenses for Class C shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.24%, and 1.34%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C and Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class

1 Year	$328	$137
3 Years	$713	$438
5 Years	$1,225	$761
10 Years	$2,628	$1,673

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class

1 Year	$228	$137
3 Years	$713	$438
5 Years	$1,225	$761
10 Years	$2,628	$1,673

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. For purposes of the Fund’s investment strategy, small capitalization companies may include any company with a market capitalization equal to or less than any company in the MSCI EAFE Small Cap Index at the time of purchase. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country.

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Forward International Small Companies Fund

Pictet Asset Management Limited (“Pictet Ltd” or the “Sub-Advisor”) typically focuses its research on companies with market capitalizations of companies in the Fund’s benchmark, the MSCI EAFE Small Cap Index. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $150 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 120-130 top investment opportunities using a systematic approach to stock selection and portfolio construction consisting of three stages: research short list; primary research; and stock selection. The research short list is created by screening more than 10,000 companies using both absolute measures of value based on returns to equity investors, and relative measures based on return on capital employed. The primary research stage includes a review of a company’s strategy, operations, internal controls and management. This evaluation includes a review of financial statements focusing on balance sheet strength, operating performance and valuation. Finally, at the stock selection stage, the Sub-Advisor constructs the portfolio using a team approach. The Fund’s exposure is monitored at the regional, sector and stock level.

In order to reduce transaction costs, Forward Management, LLC (“Forward Management” or the “Advisor”) will purchase exchange-traded funds (“ETFs”) and derivatives, including futures, swap agreements and structured notes, to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for derivative investments entered into by the Fund.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

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Forward International Small Companies Fund

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The accompanying table compares the Fund’s Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Returns for the Class C shares are not presented because the Class C shares were not offered during the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Advisor Class

Best Quarter – March 31, 2012	15.47%
Worst Quarter – September 30, 2011	–22.86%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward International Small Companies Fund – Advisor Class (Inception: 2/1/10)
Return Before Taxes	28.36%	11.84%
Return After Taxes on Distributions	27.43%	11.40%
Return After Taxes on Distributions and Sale of Fund Shares	16.28%	9.30%
MSCI EAFE Small Cap Index	29.69%	13.32%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund. Forward Management has engaged the services of Pictet Ltd, which is part of Pictet Asset Management, to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Bill Barker, Team Head and Senior Investment Manager, Justin Hill, Senior Investment Manager, and Oliver Knobloch, Senior Investment Manager. Mr. Barker has managed the Fund since November 2007. Mr. Hill has managed the Fund since October 2001. Mr. Knobloch has managed the Fund since September 2006.

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Forward International Small Companies Fund

(Cash Portion Only)

Forward Management directly manages the cash portion of the Fund without the use of a sub-advisor. The cash portion of the Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the investment team with respect to the cash portion of the Fund. Messrs. Rowader, Broughton, and O’Donnell have managed the cash portion of the Fund since November 2011. Mr. Janec has managed the cash portion of the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class C Shares: Initial purchases of Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

78

Forward Managed Futures Strategy Fund

Investment Objective

The Fund seeks long term total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Advisor Class

Management Fee(1)	1.00%	1.00%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses of the Fund(2)	1.09%	0.94%
Other Expenses of the Subsidiary(2)(3)	0.81%	0.81%
Total Other Expenses	1.90%	1.75%
Acquired Fund Fees and Expenses(2)	0.07%	0.07%
Total Annual Fund Operating Expenses	3.72%	2.82%
Fee Waiver and/or Expense Reimbursement(4)	–0.54%	–0.54%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.18%	2.28%

(1)	The Fund may invest a portion of its assets in a wholly owned Cayman subsidiary. The Subsidiary (as defined below) has entered into a separate advisory agreement with Forward Management, LLC (“Forward Management”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.
(2)	Other Expenses of the Fund, Other Expenses of the Subsidary and Acquired Fund Fees and Expenses for Advisor Class shares are based on estimated amounts for the current fiscal year.

(3)	Other Expenses of the Subsidiary include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the Subsidiary, including administrative, audit, custody and legal expenses.

(4)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, expenses of the Subsidiary, and extraordinary expenses) for the Fund’s Class C shares and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.30% and 1.40%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class

1 Year	$421	$231
3 Years	$1,088	$823
5 Years	$1,874	$1,440
10 Years	$3,928	$3,104

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class

1 Year	$321	$231
3 Years	$1,088	$823
5 Years	$1,874	$1,440
10 Years	$3,928	$3,104

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

79

Forward Managed Futures Strategy Fund

Principal Investment Strategies

The Fund seeks exposure to the futures markets. The Fund will generally invest in futures-related instruments that track the performance of futures contracts included in the Credit Suisse Multi-Asset Futures Strategy Index (the “CSMF Index”). Futures contracts are agreements to purchase or sell a commodity, currency, stock, bond or other instrument in the future. The CSMF Index is composed of long and short futures contracts. The CSMF Index’s positioning is driven by a quantitative strategy that determines whether it is long or short an individual futures contract on the basis of the contract’s price relative to the 250-day moving average price of that futures contract. The CSMF Index seeks positive absolute returns at bullish and at bearish points in the futures contract price cycle for each of the liquid futures contracts that are eligible for inclusion in the CSMF Index. The primary asset classes included in the CSMF Index are commodities, currencies, equity indices and fixed income. The CSMF Index will take long positions in futures contracts with strong positive positioning relative to its 250-day moving average price and short positions in futures contracts with strong negative positioning relative to the 250-day moving average price. The composition of the CSMF Index is determined monthly. The CSMF Index may be comprised of all long, all short, or a combination of long and short positions.

The Fund will employ a strategy that provides synthetic long and synthetic short exposure to the futures contracts that correspond to the long and short futures contract positioning of the CSMF Index. The Fund gains this synthetic exposure to futures markets through investments in derivative instruments, including swap agreements and index-linked notes (sometimes referred to as “structured notes”), and through investments in the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Forward Management, LLC (“Forward Management” or “Advisor”), the Fund’s investment advisor, and has the same investment objective as the Fund. As discussed elsewhere in the Fund’s prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets.

The Fund will target an annualized volatility level of approximately 15%, although the Fund’s actual volatility level may be higher or lower depending on market conditions and the Fund’s investments. Volatility is a measure of the change in price of an asset over time and a higher volatility level means that an asset’s value will increase or decrease by larger amounts over a time period than an asset with a lower volatility level. From time to time, the CSMF Index may have an expected volatility level below the targeted rate. In that event, the Advisor will seek to increase the Fund’s volatility level by increasing exposure to the futures markets and through the use of investments that have a leveraging effect, which increases the Fund’s exposure to changes in the price of an asset.

The Fund may invest in futures-related instruments either directly or through the Subsidiary. Assets not invested in futures-related instruments either directly or through the Subsidiary may be invested in fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality and/or shares of fixed income exchange-traded funds (“ETFs”).

Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2014, the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index was 2.69.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may, without limitation, seek exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The Fund may also purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund is generally expected to engage in frequent and active trading of portfolio securities.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the

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Forward Managed Futures Strategy Fund

risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

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Forward Managed Futures Strategy Fund

Subsidiary: By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the provisions of the 1940 Act.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Returns of Advisor Class shares are not presented because Advisor Class shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Class C

Best Quarter – December 31, 2013	4.23%
Worst Quarter – September 30, 2013	–4.44%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Managed Futures Strategy Fund – Class C (Inception: 01/30/12)
Return Before Taxes	1.22%	–9.45%
Return After Taxes on Distributions	0.37%	–9.84%
Return After Taxes on Distributions and Sale of Fund Shares	0.70%	–7.29%
Credit Suisse Multi-Asset Futures Strategy Index	4.43%	–3.35%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s and the Subsidiary’s investment team. Messrs. Rowader, Broughton and O’Donnell have managed the Fund since its inception in January 2012. Mr. Janec has managed the Fund since May 2012.

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Forward Managed Futures Strategy Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class C Shares: Initial purchases of Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of the Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

83

Forward Multi-Strategy Fund

Investment Objective

The Fund seeks high potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Other Expenses	0.59%	0.84%
Acquired Fund Fees and Expenses	1.54%	1.54%
Total Annual Fund Operating Expenses	2.58%	3.23%
Fee Waiver and/or Expense Reimbursement(1)	–0.20%	–0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.38%	3.03%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.84% and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C

1 Year	$802	$406
3 Years	$1,313	$976
5 Years	$1,849	$1,670
10 Years	$3,304	$3,513

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C

1 Year	$802	$306
3 Years	$1,313	$976
5 Years	$1,849	$1,670
10 Years	$3,304	$3,513

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, money market, long/short, tactical and other alternative investment strategies. Forward Management, LLC (“Forward Management” or the “Advisor”) uses an asset allocation strategy designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more. The Advisor may from time to time modify the asset allocation of the Fund in response to the Advisor’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes and investment strategies represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according

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Forward Multi-Strategy Fund

to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of a market index and an index of other funds of funds over time. A brief description of the indices is included in the Appendix to the Fund’s prospectus. The performance of the market index does not reflect deductions for fees, expenses or taxes and the performance of the index of other funds of funds does not reflect deductions for taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

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Forward Multi-Strategy Fund

Calendar Year Total Returns—Class C

Best Quarter – June 30, 2009	17.48%
Worst Quarter – December 31, 2008	–22.18%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward Multi-Strategy Fund – Class C (Inception: 12/30/02)
Return Before Taxes	4.29%	8.35%	2.60%	4.82%
Return After Taxes on Distributions	3.53%	7.52%	2.11%	4.36%
Return After Taxes on Distributions and Sale of Fund Shares	2.42%	6.38%	1.94%	3.77%
MSCI ACWI	23.44%	15.53%	7.72%	9.96%
HFRI Fund of Funds Composite Index	8.72%	4.82%	3.36%	4.14%
Forward Multi-Strategy Fund – Class A (Inception: 9/29/03)
Return Before Taxes	–0.08%	7.78%	2.67%	3.76%
MSCI ACWI	23.44%	15.53%	7.72%	8.88%
HFRI Fund of Funds Composite Index	8.72%	4.82%	3.36%	3.76%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Rowader and O’Donnell lead the Fund’s investment team. Mr. Rowader has managed the Fund since February 2007. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008. Mr. Janec has managed the Fund since May 2014.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

86

Forward Real Estate Fund

Investment Objective

The Fund seeks income with capital appreciation as a secondary goal.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses	0.58%	0.63%
Total Annual Fund Operating Expenses	1.68%	2.23%

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C

1 Year	$736	$326
3 Years	$1,074	$697
5 Years	$1,435	$1,194
10 Years	$2,445	$2,561

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C

1 Year	$736	$226
3 Years	$1,074	$697
5 Years	$1,435	$1,194
10 Years	$2,445	$2,561

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of real estate companies. Under normal conditions, the Fund expects to invest principally in common stock and units of beneficial interest of real estate investment trusts (REITs), preferred stock, rights to purchase common stock and securities which may convert into common stock of real estate companies. The Fund may invest in securities of real estate companies of any market capitalization. If market conditions warrant, the Fund may invest in debt securities issued or guaranteed by real estate companies, which may be of any maturity or credit quality.

Security selection is guided by the comparison of current market prices for securities relative to their estimated fair value in a process conducted by Forward Management, LLC (“Forward Management” or the “Advisor”). Fair value is estimated based on both a discounted cash flow approach and a net asset value approach. Both approaches are reconciled based on the relevance of each given business conditions and the issuing company’s prospects.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing

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Forward Real Estate Fund

interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On March 1, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below represent performance of prior sub-advisors to the Fund.

Calendar Year Total Returns—Class A

Best Quarter – December 31, 2011	15.96%
Worst Quarter – September 30, 2011	–17.80%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Real Estate Fund – Class A (Inception: 6/12/09)
Return Before Taxes	–3.47%	16.87%
Return After Taxes on Distributions	–4.52%	16.11%
Return After Taxes on Distributions and Sale of Fund Shares	–1.35%	13.36%
Forward Real Estate Fund – Class C (Inception: 6/12/09)
Return Before Taxes	0.81%	17.58%
FTSE NAREIT Equity REITs Index	2.47%	20.02%
S&P 500 Index	32.39%	18.31%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.

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Forward Real Estate Fund

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, Ian Goltra, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Beam and Goltra lead the Fund’s investment team. Messrs. Beam, Goltra, McGowan, Visse, and O’Donnell have managed the Fund since March 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Real Estate Long/Short Fund

Investment Objective

The Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, Class C, or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class

Management Fee	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%	N/A
Other Expenses	0.58%	0.63%	0.63%	0.48%
Dividend Expense on Short Sales	0.31%	0.31%	0.31%	0.31%
Interest Expense on Borrowings	0.34%	0.34%	0.34%	0.34%
Total Other Expenses	1.23%	1.28%	1.28%	1.13%
Total Annual Fund Operating Expenses	2.48%	3.03%	3.03%	2.13%

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class B, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class

1 Year	$812	$806	$406	$216
3 Years	$1,303	$1,236	$936	$667
5 Years	$1,819	$1,790	$1,590	$1,143
10 Years	$3,225	$3,214	$3,341	$2,459

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Class C	Advisor Class

1 Year	$812	$306	$306	$216
3 Years	$1,303	$936	$936	$667
5 Years	$1,819	$1,590	$1,590	$1,143
10 Years	$3,225	$3,214	$3,341	$2,459

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of issuers engaged primarily in the real estate industry such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Its investments in these issuers may include equity securities, debt obligations and other senior securities (e.g., convertible bonds and preferred stock) and limited partnership interests. The Fund may invest in both U.S. and non-U.S. real estate securities as well as companies located in emerging and frontier market countries.

Forward Management, LLC (“Forward Management” or the “Advisor”) uses a variety of strategies in managing the Fund’s investments. The Advisor may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options, selling securities short or writing covered call options. The Fund’s short positions may equal up to 100% of the Fund’s net asset value. The Fund may also leverage its portfolio by borrowing money to purchase securities. The Fund may also purchase restricted securities or securities which are deemed to be not readily marketable.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

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Forward Real Estate Long/Short Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation

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Forward Real Estate Long/Short Fund

losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class B, Class C, and Advisor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices do not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

The Fund began operations as the Kensington Strategic Realty Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Strategic Realty Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management.

Calendar Year Total Returns—Class A

Best Quarter – June 30, 2009	38.89%
Worst Quarter – December 31, 2008	–50.61%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward Real Estate Long/Short Fund – Class A (Inception: 9/15/99)
Return Before Taxes	–3.57%	18.78%	2.86%	9.53%
Return After Taxes on Distributions	–4.16%	17.38%	0.80%	6.89%
Return After Taxes on Distributions and Sale of Fund Shares	–2.01%	14.62%	2.01%	7.18%
FTSE NAREIT Composite Index	2.34%	16.47%	7.56%	10.62%
FTSE NAREIT Equity REITs Index	2.47%	16.50%	8.42%	11.07%
Forward Real Estate Long/Short Fund – Class B (Inception: 9/15/99)
Return Before Taxes	–3.29%	19.15%	2.73%	9.20%
FTSE NAREIT Composite Index	2.34%	16.47%	7.56%	10.62%
FTSE NAREIT Equity REITs Index	2.47%	16.50%	8.42%	11.07%
Forward Real Estate Long/Short Fund – Class C (Inception: 9/15/99)
Return Before Taxes	0.73%	19.36%	2.73%	9.20%
FTSE NAREIT Composite Index	2.34%	16.47%	7.56%	10.62%
FTSE NAREIT Equity REITs Index	2.47%	16.50%	8.42%	11.07%
Forward Real Estate Long/Short Fund – Advisor Class (Inception: 5/2/11)
Return Before Taxes	2.71%	N/A	N/A	6.50%
FTSE NAREIT Composite Index	2.34%	N/A	N/A	6.17%
FTSE NAREIT Equity REITs Index	2.47%	N/A	N/A	5.88%

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Forward Real Estate Long/Short Fund

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, Ian Goltra, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Goltra leads the Fund’s investment team. Mr. Beam has managed the Fund since its inception in September 1999. Mr. McGowan has managed the Fund since May 2008. Messrs. Visse and O’Donnell have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Class B Shares: The Fund no longer offers for sale Class B shares of the Fund and shareholders are not able to make new or additional investments in Class B shares.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Select EM Dividend Fund

Investment Objective

The Fund seeks to achieve high total return through capital appreciation and current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class

Management Fee	1.10%	1.10%	1.10%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses(1)	0.67%	0.72%	0.57%
Interest Expense on Borrowings(1)	0.12%	0.12%	0.12%
Total Other Expenses	0.79%	0.84%	0.69%
Total Annual Fund Operating Expenses	2.24%	2.69%	1.79%
Fee Waiver and/or Expense Reimbursement(2)	–0.23%	–0.23%	–0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.01%	2.46%	1.56%

(1)	Other Expenses and Interest Expense on Borrowings for Class A shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A shares, Class C shares, and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.89%, 2.34%, and 1.44%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class

1 Year	$767	$349	$159
3 Years	$1,214	$813	$541
5 Years	$1,685	$1,404	$948
10 Years	$2,981	$3,001	$2,084

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class

1 Year	$767	$249	$159
3 Years	$1,214	$813	$541
5 Years	$1,685	$1,404	$948
10 Years	$2,981	$3,001	$2,084

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 210% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies located in emerging market countries. The Fund normally invests in not fewer than eight emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

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Forward Select EM Dividend Fund

Forward Management, LLC (“Forward Management” or the “Advisor”) selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess country factors, industry dynamics, business franchise/management strategy, financial analysis and valuation. The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. The Advisor generally chooses not to hedge the Fund’s currency exposure.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may use such borrowed money to engage in a dividend-capture strategy. Such strategy is an income producing strategy in which a particular security about to pay a dividend is purchased, the security is held until its dividend is captured, and then the security is sold in order to purchase another security about to pay a dividend. The Fund may also engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing or selling options or futures contracts and engaging in short sales.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on

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Forward Select EM Dividend Fund

performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares. The accompanying table compares the Fund’s Class C and Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Returns for the Class A shares are not presented because the Class A shares were not offered during the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Class C

Best Quarter – March 31, 2012	15.53%
Worst Quarter – June 30, 2013	–7.35%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Select EM Dividend Fund – Class C (Inception: 5/2/11)
Return Before Taxes	–2.22%	0.06%
Return After Taxes on Distributions	–4.03%	–1.18%
Return After Taxes on Distributions and Sale of Fund Shares	–1.23%	–0.26%
Forward Select EM Dividend Fund – Advisor Class (Inception: 5/2/11)
Return Before Taxes	–0.31%	1.06%
MSCI Emerging Markets Index	–2.27%	–3.92%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, Eric Sagmeister, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer.

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Forward Select EM Dividend Fund

Mr. Ruff leads the Fund’s investment team. Messrs. Ruff, Coleman, Brewington, and O’Donnell have managed the Fund since its inception in May 2011. Mr. Sagmeister has managed the Fund since October 2013.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Select Income Fund

Investment Objective

The Fund seeks high current income and potential for modest long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class

Management Fee	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%	N/A
Other Expenses	0.39%	0.44%	0.44%	0.29%
Interest Expense on Borrowings	0.15%	0.15%	0.15%	0.15%
Total Other Expenses	0.54%	0.59%	0.59%	0.44%
Total Annual Fund Operating Expenses	1.79%	2.34%	2.34%	1.44%

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class B, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class

1 Year	$746	$737	$337	$147
3 Years	$1,106	$1,030	$730	$455
5 Years	$1,488	$1,450	$1,250	$786
10 Years	$2,557	$2,536	$2,672	$1,722

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Class C	Advisor Class

1 Year	$746	$237	$237	$147
3 Years	$1,106	$730	$730	$455
5 Years	$1,488	$1,250	$1,250	$786
10 Years	$2,557	$2,536	$2,672	$1,722

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in income-producing securities. The Fund invests primarily in securities of companies in the real estate industry, such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Investments in these issuers are expected to include a significant portion of assets in preferred stock, as well as convertible preferred stock, debt obligations and other senior securities. The Fund may invest a significant portion of its assets in preferred stock. The Fund may also invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent Forward Management, LLC (“Forward Management” or the “Advisor”) deems appropriate.

The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity. The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may purchase restricted securities or securities which are deemed to be not readily marketable. The Fund may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices

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Forward Select Income Fund

on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Forward Select Income Fund

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class B, Class C, and Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

The Fund began operations as the Kensington Select Income Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Select Income Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management.

Calendar Year Total Returns—Class A

Best Quarter – June 30, 2009	38.88%
Worst Quarter – September 30, 2008	–23.83%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward Select Income Fund – Class A (Inception: 3/30/01)
Return Before Taxes	–1.73%	21.72%	4.28%	8.50%
Return After Taxes on Distributions	–4.66%	18.20%	1.61%	5.59%
Return After Taxes on Distributions and Sale of Fund Shares	–0.65%	16.18%	2.30%	5.67%
BofA Merrill Lynch Preferred Index	–3.65%	9.23%	1.69%	3.14%
Forward Select Income Fund – Class B (Inception: 3/30/01)
Return Before Taxes	–1.10%	22.13%	4.11%	8.20%
BofA Merrill Lynch Preferred Index	–3.65%	9.23%	1.69%	3.14%
Forward Select Income Fund – Class C (Inception: 3/30/01)
Return Before Taxes	2.72%	22.30%	4.11%	8.20%
BofA Merrill Lynch Preferred Index	–3.65%	9.23%	1.69%	3.14%
Forward Select Income Fund – Advisor Class (Inception: 2/1/10)
Return Before Taxes	4.68%	N/A	N/A	12.83%
BofA Merrill Lynch Preferred Index	–3.65%	N/A	N/A	6.57%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, Ian Goltra, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Beam leads the Fund’s investment team. Mr. Beam has managed the Fund since its inception in March 2001. Messrs. McGowan, Visse, Goltra, and O’Donnell have managed the Fund since June 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

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Forward Select Income Fund

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Class B Shares: The Fund no longer offers for sale Class B shares of the Fund and shareholders are not able to make new or additional investments in Class B shares.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Select Opportunity Fund

Investment Objective

The Fund seeks total return through current income and long-term capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class

Management Fee(1)	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses of the Fund(2)	0.68%	0.73%	0.58%
Other Expenses of the Subsidiary(2)(3)	0.34%	0.34%	0.34%
Interest Expense on Borrowings(2)	0.07%	0.07%	0.07%
Total Other Expenses	1.09%	1.14%	0.99%
Total Annual Fund Operating Expenses	2.44%	2.89%	1.99%
Fee Waiver and/or Expense Reimbursement(4)	–0.30%	–0.30%	–0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.14%	2.59%	1.69%

(1)	The Fund may invest a portion of its assets in a wholly owned Cayman subsidiary. The subsidiary has entered into a separate advisory agreement with Forward Management, LLC (“Forward Management”) for the management of the subsidiary’s portfolio pursuant to which the subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the subsidiary is in place.
(2)	Other Expenses of the Fund, Other Expenses of the Subsidiary and Interest Expense on Borrowings are based on estimated amounts for the current fiscal year.

(3)	Other Expenses of the Subsidiary include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the subsidiary, including administrative, audit, custody and legal expenses.

(4)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, expenses of the subsidiary, and extraordinary expenses) for Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.73%, 2.18% and 1.28%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class

1 Year	$780	$362	$172
3 Years	$1,265	$866	$595

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class

1 Year	$780	$262	$172
3 Years	$1,265	$866	$595

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. For the period July 31, 2013 – December 31, 2013, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a portfolio of equity, fixed income, and hybrid securities that Forward Management, LLC (the “Advisor”) believes offer opportunities for total return, consisting of both income and capital appreciation. In considering investments, the Advisor pursues a value-oriented philosophy focused on an issuer’s cash flow, asset quality and management capability. The Fund’s

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Forward Select Opportunity Fund

allocations to equity, fixed income and hybrid securities will vary over time based upon the Manager’s assessment of general market and economic conditions and may shift frequently. Although the Fund normally holds a portfolio of equity, fixed income, and hybrid securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The equity securities in which the Fund may invest include common and preferred stock (including convertible preferred stock), depository receipts, rights and warrants to subscribe for the purchase of equity securities, interests in real estate investment trusts (“REITs”), and interests in master limited partnerships (“MLPs”). The Fund may invest in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges without limitation.

The fixed income securities in which the Fund may invest include U.S. and non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities, short-term debt obligations of foreign governments, and foreign money market instruments, which may be denominated in foreign currencies. The Fund may invest in fixed income securities of any quality and maturity.

Hybrid securities are securities that have characteristics of both equity and debt securities. The Fund may invest in hybrid securities of U.S. and non-U.S. issuers, including hybrid securities denominated in foreign currencies. The Fund may invest in hybrid securities of issuers in all market capitalization ranges and of any quality and maturity.

The Fund may invest directly or indirectly in restricted securities or securities that are deemed to not be readily marketable. The Fund’s investments in these securities may include equity or fixed income securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC, including offerings outside the United States.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may also engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

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Forward Select Opportunity Fund

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Value Stocks: Investment in the securities of companies believed to be undervalued involves the risk that such securities may, in fact, be appropriately priced. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, Ian Goltra, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Beam leads the Fund’s investment team. Messrs. Beam, McGowan, Visse, Goltra, and O’Donnell have managed the Fund since July 2013.

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Forward Select Opportunity Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of the Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Small Cap Equity Fund

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C	Advisor Class

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses(1)	0.77%	0.62%
Total Annual Fund Operating Expenses	2.37%	1.47%
Fee Waiver and/or Expense Reimbursement(2)	–0.28%	–0.28%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.09%	1.19%

(1)	Other Expenses for Class C shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.09% and 1.19%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class

1 Year	$312	$121
3 Years	$713	$437
5 Years	$1,239	$776
10 Years	$2,681	$1,731

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class

1 Year	$212	$121
3 Years	$713	$437
5 Years	$1,239	$776
10 Years	$2,681	$1,731

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of small capitalization companies. The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments. For purposes of the Fund’s investment strategy, small capitalization companies generally are companies with market capitalizations of up to $3 billion at the time of initial purchase. However, small capitalization companies may include any company with a market capitalization equal to or less than any company in the Russell 2000 Index at time of purchase.

Forward Management, LLC (“Forward Management” or the “Advisor”) seeks to invest in companies that it believes have the potential to outperform the Fund’s benchmark index. The Advisor’s investment strategy includes quantitative screening techniques, fundamental analysis and risk management. Security selection seeks to position the Fund in small cap stocks exhibiting combinations of fundamental quality, earnings growth, revenue growth, cash flow growth, business restructurings or equity spin-offs which have the potential to result in future price appreciation.

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Forward Small Cap Equity Fund

When considering stocks, the Advisor seeks to draw on both internal and external resources to assess industry dynamics, business franchise/management strategy, total addressable market, thematic opportunities, financial analysis, attractiveness of earnings growth, cash flow strength, revenue growth potential, balance sheet strength, or valuation characteristics.

The Advisor attempts to invest in companies demonstrating fundamental growth potential and trading at attractive valuation prices. Stock purchases can fall into a number of categories including: (a) Durable Growth Ideas – these stocks frequently exhibit consistent growth rates, strong management teams and sustainable earnings prospects; (b) Contrarian Ideas – these stocks are confronted by short term issues and market overreactions; (c) Emerging & Undiscovered Ideas – these stocks tend to have few institutional holders and limited Wall Street research analyst coverage; and (d) Thematic Ideas – these stocks try to capitalize on a large growing market opportunity, new business models or rapid innovation.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The accompanying table compares the Fund’s Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index

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Forward Small Cap Equity Fund

does not reflect deductions for fees, expenses or taxes. Returns of Class C shares are not presented because Class C shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Advisor Class

Best Quarter – March 31, 2013	12.99%
Worst Quarter – September 30, 2011	–25.43%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Small Cap Equity Fund – Advisor Class (Inception: 2/1/10)
Return Before Taxes	38.00%	12.99%
Return After Taxes on Distributions	38.00%	12.99%
Return After Taxes on Distributions and Sale of Fund Shares	21.51%	10.29%
Russell 2000 Index	38.82%	19.60%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: David Readerman, CFA, Portfolio Manager, and

Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Readerman and O’Donnell have managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class C Shares: Initial purchases of Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Tactical Enhanced Fund

Investment Objective

The Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class

Management Fee	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses	0.44%	0.49%	0.34%
Recoupment of Past Waived Fees(1)	0.03%	0.03%	0.00%
Total Other Expenses	0.47%	0.52%	0.34%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	2.00%	2.45%	1.52%

(1)	Pursuant to contractual agreement (“Expense Limitation Agreement”), the Advisor previously agreed to waive a portion of its fees and reimburse other expenses in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class C and Advisor Class shares to certain levels. Pursuant to the Expense Limitation Agreement, the Fund will reimburse the Advisor for any waived fees or expense reimbursements previously made by the Advisor, provided that any such reimbursements will not cause the Fund’s operating expenses for Class A, Class C and Advisor Class shares to exceed the lower of the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, if any, and the reimbursement is made within three years following the year in which the expenses were incurred.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class

1 Year	$766	$348	$155
3 Years	$1,166	$763	$480
5 Years	$1,590	$1,305	$829
10 Years	$2,765	$2,782	$1,810

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class

1 Year	$766	$248	$155
3 Years	$1,166	$763	$480
5 Years	$1,590	$1,305	$829
10 Years	$2,765	$2,782	$1,810

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11,621% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of instruments providing exposure, both long and short, to the U.S. and non-U.S. equity markets, including exchange-traded funds (“ETFs”), futures and options on securities, securities indices and shares of ETFs. The Fund may seek exposure to equity securities of issuers in all market capitalization ranges, including small capitalization companies, without limitation.

Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, repurchase agreements and/or in fixed income securities that are investment grade quality and have maturities of less than three years (“Fixed Income Securities”). The Fund’s Fixed Income Securities may include investments in the Forward Floating NAV Short Duration Fund or other Forward Funds.

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Forward Tactical Enhanced Fund

The Fund’s investment strategy seeks to identify potential long and short investments for the Fund through quantitative analysis of factors including market breadth, market price movements, market trends and market volatility. Relative to the U.S. equity market, the Fund is expected to outperform in higher volatility market environments. Frequently, the Fund may underperform the U.S. equity market in lower volatility market environments. The Fund is expected to have significant investments in Fixed Income Securities when attractive long or short investment opportunities are not available. The Advisor adjusts the mix of the Fund’s long, short and Fixed Income Securities investments based on its analysis of market conditions and at times the Fund’s investment positions may be primarily long, short or in Fixed Income Securities. The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities. Generally, the Fund will maintain net investment exposure between 100% net long and 100% net short, although the Fund may have investment exposure up to 200% net long.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in the following risks include the Fund or underlying ETF, as applicable.

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover.

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Forward Tactical Enhanced Fund

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class C, and Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On November 1, 2012, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before November 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

Calendar Year Total Returns—Class A

Best Quarter – March 31, 2012	9.72%
Worst Quarter – June 30, 2012	–3.61%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Tactical Enhanced Fund – Class A (Inception: 12/31/10)
Return Before Taxes	–5.80%	0.56%
Return After Taxes on Distributions	–5.93%	0.19%
Return After Taxes on Distributions and Sale of Fund Shares	–3.28%	0.47%
S&P 500 Index	32.39%	16.18%
Forward Tactical Enhanced Fund – Class C (Inception: 12/31/10)
Return Before Taxes	–1.46%	2.11%
S&P 500 Index	32.39%	16.18%
Forward Tactical Enhanced Fund – Advisor Class (Inception: 4/15/11)
Return Before Taxes	0.55%	2.62%
S&P 500 Index	32.39%	15.73%

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Forward Tactical Enhanced Fund

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim Welsh, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Welsh and O’Donnell have managed the Fund since November 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of the Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Tactical Growth Fund

Investment Objective

The Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class

Management Fee	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses	0.39%	0.44%	0.29%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.92%	2.37%	1.47%

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class

1 Year	$759	$340	$150
3 Years	$1,143	$739	$465
5 Years	$1,552	$1,265	$802
10 Years	$2,686	$2,702	$1,755

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class

1 Year	$759	$240	$150
3 Years	$1,143	$739	$465
5 Years	$1,552	$1,265	$802
10 Years	$2,686	$2,702	$1,755

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,797% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of exchange-traded funds (“ETFs”) and instruments providing exposure to U.S. and non-U.S. equity securities (comprised of futures and options on securities, securities indices and shares of ETFs), which represent general asset classes, including both U.S. and overseas equity markets. The Fund may also invest in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges, including small capitalization stocks, without limitation. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash and cash equivalents and/or fixed income securities of U.S. and non-U.S. issuers that are investment grade quality and of any maturity.

The Fund’s investment strategy is designed to evaluate potential long and short investments in an attempt to isolate those securities that Broadmark Asset Management, LLC (“Broadmark” or the “Sub-Advisor”) believes are undervalued or overvalued relative to their intrinsic value and offer the greatest risk-adjusted potential for returns. The Sub-Advisor will rely on a variety of factors to determine whether the market itself or a particular sector or industry is undervalued or overvalued. Such factors include valuation and monetary conditions, investor sentiment, and momentum factors. Relative to the U.S. equity market, the Fund is expected to outperform in higher volatility market environments. Frequently, the Fund may underperform the U.S. equity market in lower volatility market environments. As part of this strategy, the Sub-Advisor seeks to invest in equity securities and indices in sectors and industry groups that it believes are more attractive on a relative basis.

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Forward Tactical Growth Fund

Additionally, the Sub-Advisor may sell short equity securities that it believes are less attractive on a relative basis. The Fund may employ both leveraged investment techniques as well as short positions on target securities which allow the Fund a net exposure which can range from 120% net long to 100% net short in its portfolio. Generally, it is the Fund’s objective to maintain net exposure between 100% net long and 100% net short. The Fund may write covered put and call options and purchase put and call options on securities, securities indices and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in the following risks include the Fund or underlying ETF, as applicable.

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may

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Forward Tactical Growth Fund

be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class C, and Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Class C

Best Quarter – March 31, 2012	7.22%
Worst Quarter – June 30, 2010	–4.62%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Tactical Growth Fund – Class C (Inception: 9/14/09)
Return Before Taxes	13.65%	3.75%
Return After Taxes on Distributions	10.26%	2.88%
Return After Taxes on Distributions and Sale of Fund Shares	9.11%	2.78%
S&P 500 Index	32.39%	16.52%
Forward Tactical Growth Fund – Class A (Inception: 3/12/10)
Return Before Taxes	8.50%	1.87%
S&P 500 Index	32.39%	15.70%
Forward Tactical Growth Fund – Advisor Class (Inception: 2/1/10)
Return Before Taxes	15.70%	4.58%
S&P 500 Index	32.39%	16.95%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

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Forward Tactical Growth Fund

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of Broadmark to act as sub-advisor to the Fund. The portfolio manager of the Fund is Christopher J. Guptill. Mr. Guptill, Co-Chief Executive Officer and Chief Investment Officer of Broadmark, has managed the Fund since its inception in September 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

116

Forward U.S. Government Money Fund

Investment Objective

The Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fee	0.08%	0.08%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses	0.23%	0.48%
Administrative Fees(1)	0.25%	0.25%
Total Other Expenses	0.48%	0.73%
Total Annual Fund Operating Expenses	0.81%	1.56%
Fee Waiver and/or Expense Reimbursement	–0.25%	–0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.56%	1.31%

(1)	The Fund’s investment advisor is contractually obligated to waive the fees payable under the Administrative Plan until April 30, 2015. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C

1 Year	$57	$233
3 Years	$234	$468
5 Years	$425	$826
10 Years	$978	$1,833

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C

1 Year	$57	$133
3 Years	$234	$468
5 Years	$425	$826
10 Years	$978	$1,833

Principal Investment Strategies

The Fund is a money market fund investing exclusively in high quality, short-term money market instruments. Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. The Fund may also invest up to 20% of its assets in domestic U.S. dollar denominated commercial paper, or repurchase agreements secured by such commercial paper, determined by Forward Management, LLC (“Forward Management” or the “Advisor”) to (i) present minimal credit risk, and (ii) be issued by issuers that have the highest capacity to meet their short term financial obligations. The Fund follows applicable regulatory requirements concerning the quality, maturity, liquidity and diversifications of its investments. The Fund seeks to maintain an average-dollar-weighted portfolio maturity of 60 days or less and an average-dollar-weighted portfolio life of 120 days or less, while maintaining liquidity and maximizing current yield.

The Advisor directly invests the assets of the Fund, and uses quantitative analysis to attempt to maximize the Fund’s yield. The Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be

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prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund and the Fund’s current yield, which are updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Class C

Best Quarter – December 31, 2006	0.96%
Worst Quarter – June 30, 2013	0.00%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception
Forward U.S. Government Money Fund – Class C (Inception: 12/30/02)
Return Before Taxes	–0.99%	0.06%	1.12%	1.05%
Citigroup 3-Month Treasury Bill Index	0.05%	0.10%	1.59%	1.55%
Forward U.S. Government Money Fund – Class A (Inception: 9/29/03)
Return Before Taxes	0.01%	0.06%	1.41%	1.39%
Citigroup 3-Month Treasury Bill Index	0.05%	0.10%	1.59%	1.58%

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Rowader and Broughton lead the Fund’s investment team. Mr. Rowader has managed the Fund since February 2007. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from Forward Funds and must be

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made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Security Types

Security Types of the Allocation Funds

The Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Builder Fund, Forward Income & Growth Allocation Fund, and Forward Multi-Strategy Fund (each an “Allocation Fund” and collectively, the “Allocation Funds”) invest in Class Z shares of other Forward Funds. If a particular underlying Forward Fund does not currently offer Class Z shares, then the Allocation Funds invest in Institutional Class shares of the underlying Forward Fund. In addition, the Allocation Funds may also invest directly in short-term instruments, such as repurchase agreements, and U.S. Government securities. For a more detailed description of the security types in which the Allocations Funds invest, please see “Security Types of the Funds” below.

Security Types of the Funds

The security types in which the Funds may invest (as discussed in each Fund’s “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Commodity Futures and Options on Commodity Futures

Futures contracts and options on futures contracts allow for the future sale by one party and purchase by another party of a specified amount of a specific commodity at a specified future time and at a specified price. The purchase of a futures contract enables a Fund, during the term of the contract, to lock in a price at which it may purchase a commodity and protect against a rise in prices. Futures contracts enable the seller to lock in a price at which it may sell a commodity and protect against declines in the value of the commodity. An option on a futures contract gives the purchaser the right (in exchange for a premium) to assume a position in a futures contract at a specified exercise price during the term of the option.

Commodity Swaps

Commodity swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. Swaps will normally be entered into on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund (whether directly or through a subsidiary) receiving or paying, as the case may be, only the net amount of the two payments. A Fund’s obligations (whether directly or through a subsidiary) under a swap agreement will be accrued daily (offset against any amounts owing to a Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of a Fund.

Commodity-Linked Notes

Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Debt Securities

A Fund may invest in short- and/or long-term debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored.

Derivatives

A Fund may invest in derivatives, which are securities whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

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Dollar Rolls and Reverse Repurchase Agreements

A Fund may enter into dollar rolls and reverse repurchase agreements. When a Fund enters into a dollar roll or reverse repurchase agreement, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

Entering into dollar rolls and reverse repurchase agreements by a Fund may be considered a form of borrowing for some purposes. As such, each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls and reverse repurchase agreements.

Emerging Market Securities and Frontier Market Securities

Investment in emerging market securities and frontier market securities includes both direct investment in such securities as well as investment in securities with exposure to the returns of an emerging market or frontier market.

Emerging market countries are those included in the Credit Suisse Emerging Market Corporate Bond Index, or similar market indices. Generally, emerging market countries are considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Frontier market countries are those included in the MSCI Frontier Emerging Markets Index, or similar market indices, and the smaller of the traditionally-recognized emerging markets. Generally, frontier market countries are considered to include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States, and the larger traditionally-recognized emerging markets of Taiwan, Hong Kong, Singapore, Korea, Mexico, South Africa, Brazil, India, China, and Russia.

An issuer of a security generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Exchange-Traded Funds (“ETFs”)

ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a benchmark index.

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Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Hybrid Securities

Hybrid securities, including trust preferred securities and contingent capital securities, are securities that have characteristics of both equity securities and debt securities. Hybrid securities are typically issued by corporate entities or by a trust or partnership affiliated with a corporate entity. Hybrid securities usually pay a fixed, variable or floating rate of interest or dividends and can be perpetual or may have a maturity date. A hybrid security may provide for mandatory conversion into common stock under certain conditions, including conditions imposed by applicable regulations. A hybrid security may permit the issuer to defer the payment of interest or dividends. In the event of the bankruptcy or default of an issuer, holders of hybrid securities typically have claims that are senior to holders of the issuer’s equity securities but subordinate to holders of the issuer’s debt securities. The characteristics and use features of hybrid securities may be subject to change as the regulations governing such securities continue to evolve.

Illiquid Securities

A Fund may invest up to 15% of its net assets (up to 5% of total assets in the case of the Forward U.S. Government Money Fund) in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States. For a more detailed description with respect to those Funds which may invest in emerging market or frontier market securities, please see “Emerging Market Securities and Frontier Market Securities” above.

An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

Investments in a Wholly-Owned Subsidiary (Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund)

The Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund each seeks exposure to the commodity or futures markets primarily through investments in commodity-linked and futures-linked derivative instruments, including swap agreements and index-linked notes (sometimes referred to as “structured notes”), and through each Fund’s Subsidiary. The Funds’ derivative investments may include commodity-linked derivatives, including commodity swaps, commodity-linked notes and options on commodity futures.

Investments in a Subsidiary are expected to provide a Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and IRS rulings, as discussed below under “Federal Taxes” in this prospectus.

It is expected that each Subsidiary will invest primarily in commodity-linked and futures-related derivative instruments. Although a Fund may enter into these commodity-linked and futures-related derivative instruments directly, each Fund likely will gain exposure to these derivative instruments indirectly by investing in its Subsidiary. When Forward Management believes that these commodity-linked and futures-related derivative instruments are better suited to provide exposure to the commodities or futures markets than commodity-linked or futures-related notes, a Fund’s investment in its Subsidiary will likely increase. A Subsidiary also will invest in fixed income instruments, which are intended to both serve as collateral and enhance the Fund’s total return. To the extent that a Fund invests in its Subsidiary, it will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiary.

Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Each Subsidiary has the same investment objective and is subject to substantially the same investment policies and investment restrictions as its Fund, except that a

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Subsidiary (unlike a Fund) may invest without limitation in swap agreements and other index-linked derivative instruments. Each Subsidiary will also be subject to the same compliance policies and procedures as its Fund. In addition, each Fund wholly owns and controls its Subsidiary, and Forward Management acts as investment advisor to each Fund and the investment advisor to each Subsidiary.

Lower-Rated Debt Securities

Lower-rated debt securities (often referred to as “high yield” or “junk” bonds) are securities rated below investment grade by an NRSRO (e.g., rated below the “Baa” category by Moody’s, or rated below the “BBB” category by S&P or Fitch) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Lower-rated debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or highly-leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.

Master Limited Partnerships (“MLPs”)

Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in an MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation and conflicts of interest may exist among unit holders and the general partner of an MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs generally do not pay income tax but instead pass through their taxable income to unitholders who are required to report their allocable share of an MLP’s taxable income. An MLP’s distribution to unitholders may exceed the unitholder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in an MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy certain of the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government securities or issued by a bank or other financial institution.

Real Estate-Related Company

A company is considered to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (“REITs”) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies, and financial institutions that issue or service mortgages.

A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.

Repurchase Agreements

A Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, the Fund agrees to buy a security at one price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

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Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. Each Fund may invest in securities of other investment companies, including ETFs. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

ETFs – Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. Each Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

Certain Funds investing in commodities will effect such investment primarily through the purchase of a leveraged structured note. Forward Management and/or a Fund’s sub-advisor will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as those issued by the U.S. Treasury and U.S. Government agencies. The combination of the leveraged structured note and the separate pool of high quality bonds is designed to replicate the performance of the broad commodities markets and will be managed for the exposure to the commodities market. For example, if a Fund were to hold a structured note with 3 times exposure to a specified commodity index and Forward Management and/or the Fund’s sub-advisor hoped to achieve $15 million in exposure, Forward Management and/or the Fund’s sub-advisor would invest $5 million in the structured note and $10 million in high quality bonds. When the investment performance of the structured note and high quality bonds is viewed together, the total investment is designed to approximate the unleveraged performance of the index underlying the structured note.

Swaps

Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index). Credit default swaps are a type of swap agreement in which one party (the “buyer”) is generally obligated to pay the other party (the “seller”) an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as the default of a security, has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the credit default swap in exchange for an equal face amount of deliverable obligations of the security described in the swap, or the seller may be required to deliver the related net cash amount, if the credit default swap is cash settled. Swaps may be traded over-the-counter or centrally-cleared and exchange-traded. Currently, some, but not all, swap transactions are subject to central clearing. In a centrally cleared swap, immediately following execution of the swap transaction, the swap is novated to a central counterparty and the Fund’s counterparty on the swap becomes the central counterparty.

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

A Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

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Additional Investment Strategies and Risks

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to all of the Forward Funds, unless otherwise noted.

Lending of Portfolio Securities

In order to generate additional income, a Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objectives and Investment Policies

The investment objective of each of the Funds (except the Allocation Funds, Forward Commodity Long/Short Strategy Fund, Forward Core Strategy Long/Short Fund, Forward Dynamic Income Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund) is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund.

The investment objectives of the Allocation Funds and Forward Frontier Strategy Fund, although non-fundamental and subject to change by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund, are subject to prior shareholder notice requirements. Shareholders of these Funds must be notified at least 60 days prior to any material amendment to the investment objective of these Funds.

The investment objectives of the Forward Commodity Long/Short Strategy Fund, Forward Core Strategy Long/Short Fund, Forward Dynamic Income Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund are non-fundamental and may be changed by the Board of Trustees without a vote of the holders of the outstanding shares of the Shareholders of these Funds and without prior shareholder notice.

As discussed in the relevant “Fund Summary” sections above, certain Funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), each of these Funds has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its 80% investment policy.

For purposes of a Fund’s policy to invest 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also a Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, a Fund may not follow its principal investment strategy. Under such conditions, a Fund may invest without limit in money market securities, U.S. Government obligations, and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which a Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

Each Fund (other than the Forward U.S. Government Money Fund) is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by a Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Funds (other than the Forward U.S. Government Money Fund) also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with their investment objectives to minimize the impact of cash balances. This will enable the Funds to hold cash while receiving a return on the cash that is similar to holding equity or fixed-income securities.

Management Risk

The strategy used by Forward Management and/or a Fund’s sub-advisor may fail to produce the intended result or Forward Management’s and/or a Fund’s sub-advisor’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

125

Additional Investment Strategies and Risks

Market Risk

Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments. Historically, markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day. A Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, events that disrupt the economy on a national or global level, such as terrorism, market manipulation, government defaults, government shutdowns, and natural/environmental disasters, can all negatively impact the securities markets, which could cause a Fund to lose value. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Market disruptions could prevent a Fund from implementing investment decisions in a timely manner. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

Potential Regulatory Changes for Money Market Funds (Forward U.S. Government Money Fund)

The SEC and other regulators continue to review the regulation of money market funds and may propose changes to the rules that govern the Forward U.S. Government Money Fund’s operations. Future legislative and regulatory developments may require changes to the Fund’s investment strategies and operations, and may have a negative impact on the Fund’s yield, performance and expenses. Future legislative and regulatory developments may also affect the continued viability of the Fund.

Additional Information Regarding Investment Strategies

With respect to any percentage restriction on investment or use of assets discussed in the relevant “Fund Summary” sections above, if such a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather Forward Management and/or a Fund’s sub-advisor will consider which action is in the best interest of a Fund and its shareholders, including the sale of the security.

Other Investments Techniques and Risks

Each Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject a Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which each Fund may invest and their associated risks.

Discussion of Principal and Non-Principal Risks

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in each Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of each Fund. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because certain Funds invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. For additional information regarding risks of investing in a Fund, please see the SAI.

Risks:	Forward Balanced Allocation Fund(1)	Forward Commodity Long/Short Strategy Fund	Forward Core Strategy Long/Short Fund	Forward Credit Analysis Long/Short Fund	Forward Dynamic Income Fund	Forward EM Corporate Debt Fund	Forward Emerging Markets Fund	Forward Endurance Long/Short Fund	Forward Floating NAV Short Duration Fund	Forward Frontier Strategy Fund	Forward Global Dividend Fund
Allocation	P	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Borrowing	N/A	N/A	NP	P	P	P	N/A	NP	N/A	N/A	NP
Cash and Cash Equivalents	N/A	P	P	NP	P	NP	P	P	NP	P	NP
Commodity Sector	N/A	P	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Concentration	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	NP	N/A
Currency Transactions	N/A	N/A	N/A	NP	NP	P	P	P	N/A	N/A	P
Debt Securities	P	P	P	P	P	P	NP	NP	P	NP	NP
Depositary Receipts	N/A	N/A	N/A	N/A	NP	NP	P	NP	N/A	P	P
Derivatives	P	P	P	P	P	P	P	P	N/A	P	P

126

Discussion of Principal and Non-Principal Risks

Risks:	Forward Balanced Allocation Fund(1)	Forward Commodity Long/Short Strategy Fund	Forward Core Strategy Long/Short Fund	Forward Credit Analysis Long/Short Fund	Forward Dynamic Income Fund	Forward EM Corporate Debt Fund	Forward Emerging Markets Fund	Forward Endurance Long/Short Fund	Forward Floating NAV Short Duration Fund	Forward Frontier Strategy Fund	Forward Global Dividend Fund
Emerging Market and Frontier Market Securities	N/A	N/A	N/A	P	NP	P	P	P	N/A	P	P
Equity Securities	P	N/A	P	NP	P	NP	P	P	N/A	NP	P
Exchange-Traded Funds	N/A	P	P	NP	P	P	P	P	N/A	NP	NP
Exchange-Traded Notes	N/A	N/A	N/A	NP	NP	NP	NP	NP	N/A	P	NP
Foreign Securities	N/A	NP	N/A	P	P	P	P	P	NP	P	P
Government-Sponsored Enterprises	P	P	NP	NP	NP	NP	N/A	NP	P	P	NP
Growth Stocks	N/A	N/A	NP	N/A	NP	N/A	NP	NP	N/A	N/A	NP
Hedging	N/A	N/A	NP	NP	P	P	NP	P	N/A	N/A	NP
Infrastructure-Related Investment	N/A	N/A	N/A	N/A	NP	N/A	N/A	N/A	N/A	N/A	N/A
Interest Rate	P	P	P	P	P	P	N/A	N/A	P	N/A	N/A
Liquidity Risk	P	P	NP	NP	N/A	NP	NP	NP	NP	P	NP
Lower-Rated Debt Securities	NP	N/A	N/A	P	NP	P	NP	NP	N/A	N/A	NP
Mortgage-Related and Other Asset-Backed Securities	P	P	NP	NP	NP	NP	N/A	NP	P	N/A	NP
Municipal Bonds	N/A	N/A	N/A	P	NP	N/A	N/A	N/A	N/A	N/A	NP
No Operating History	N/A	N/A	P	N/A	P	N/A	N/A	N/A	P	N/A	N/A
Non-Diversification	N/A	P	N/A	P	P	P	N/A	P	N/A	P	N/A
Overseas Exchanges	N/A	N/A	N/A	N/A	NP	NP	P	NP	N/A	N/A	P
Portfolio Turnover	NP	P	P	P	P	P	P	P	P	NP	P
Real Estate Securities and REITs	N/A	N/A	N/A	N/A	P	NP	N/A	NP	N/A	N/A	NP
Repurchase Agreements	P	P	NP	NP	P	NP	NP	NP	P	N/A	NP
Restricted and Illiquid Securities	N/A	N/A	N/A	NP	NP	NP	NP	P	NP	N/A	NP
Securities Issued by Other Investment Companies	P	P	P	NP	P	P	P	NP	N/A	NP	NP
Short Sales	N/A	N/A	P	P	P	NP	NP	P	N/A	N/A	NP
Small and Medium Capitalization Stocks	N/A	N/A	P	N/A	P	N/A	P	P	N/A	N/A	NP
Subsidiary	N/A	P	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Tax	P	P	P	P	P	P	P	P	N/A	P	NP
Tax Reform	N/A	N/A	N/A	P	NP	N/A	N/A	N/A	N/A	N/A	NP
Value Stocks	N/A	N/A	NP	N/A	P	NP	NP	NP	N/A	N/A	NP

Risks:	Forward Global Infrastructure Fund(2)	Forward Growth & Income Allocation Fund(1)	Forward Growth Allocation Fund(1)	Forward High Yield Bond Fund	Forward Income & Growth Allocation Fund(1)	Forward Income Builder Fund(1)	Forward International Dividend Fund	Forward International Real Estate Fund(3)	Forward International Small Companies Fund	Forward Managed Futures Strategy Fund
Allocation	N/A	P	P	N/A	P	P	N/A	N/A	N/A	N/A
Borrowing	N/A	N/A	N/A	N/A	N/A	P	P	P	NP	N/A
Cash and Cash Equivalents	N/A	N/A	N/A	N/A	N/A	N/A	NP	NP	P	P
Commodity Sector	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	P
Concentration	P	N/A	N/A	N/A	N/A	N/A	N/A	P	N/A	N/A
Currency Transactions	P	N/A	NP	N/A	N/A	P	P	P	P	P
Debt Securities	P	P	P	P	P	P	NP	P	NP	P
Depositary Receipts	N/A	N/A	P	N/A	N/A	P	P	N/A	NP	N/A
Derivatives	P	P	P	P	P	P	P	P	P	P
Emerging Market and Frontier Market Securities	P	N/A	P	N/A	N/A	P	P	P	P	N/A

127

Discussion of Principal and Non-Principal Risks

Risks:	Forward Global Infrastructure Fund(2)	Forward Growth & Income Allocation Fund(1)	Forward Growth Allocation Fund(1)	Forward High Yield Bond Fund	Forward Income & Growth Allocation Fund(1)	Forward Income Builder Fund(1)	Forward International Dividend Fund	Forward International Real Estate Fund(3)	Forward International Small Companies Fund	Forward Managed Futures Strategy Fund
Equity Securities	P	P	P	N/A	P	P	P	P	P	P
Exchange-Traded Funds	N/A	N/A	N/A	N/A	N/A	P	NP	NP	P	P
Exchange-Traded Notes	N/A	N/A	NP	N/A	N/A	N/A	NP	NP	NP	N/A
Foreign Securities	P	P	NP	N/A	N/A	P	P	P	P	NP
Government-Sponsored Enterprises	N/A	N/A	N/A	N/A	P	P	NP	NP	N/A	P
Growth Stocks	N/A	N/A	N/A	N/A	N/A	N/A	NP	NP	NP	N/A
Hedging	P	N/A	N/A	N/A	N/A	P	NP	P	NP	N/A
Infrastructure-Related Investment	P	N/A	N/A	N/A	N/A	P	N/A	N/A	N/A	N/A
Interest Rate	P	P	P	P	P	P	N/A	P	N/A	P
Liquidity Risk	N/A	P	NP	P	P	P	NP	NP	N/A	P
Lower-Rated Debt Securities	N/A	P	N/A	P	P	P	NP	NP	N/A	N/A
Mortgage-Related and Other Asset-Backed Securities	N/A	NP	N/A	N/A	P	NP	N/A	NP	N/A	P
Municipal Bonds	N/A	N/A	N/A	N/A	N/A	P	N/A	N/A	N/A	N/A
No Operating History	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Non-Diversification	P	N/A	N/A	N/A	N/A	N/A	N/A	P	N/A	P
Overseas Exchanges	P	N/A	N/A	N/A	N/A	P	P	P	P	N/A
Portfolio Turnover	P	NP	NP	P	NP	NP	P	P	P	NP
Real Estate Securities and REITs	N/A	N/A	N/A	N/A	N/A	P	NP	P	NP	N/A
Repurchase Agreements	N/A	P	P	N/A	P	P	NP	NP	NP	P
Restricted and Illiquid Securities	P	N/A	N/A	N/A	N/A	P	NP	P	NP	P
Securities Issued by Other Investment Companies	N/A	P	P	N/A	P	P	NP	NP	P	P
Short Sales	N/A	N/A	N/A	N/A	N/A	P	NP	NP	NP	N/A
Small and Medium Capitalization Stocks	N/A	NP	N/A	N/A	N/A	N/A	NP	NP	P	N/A
Subsidiary	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	P
Tax	N/A	P	P	P	P	P	NP	N/A	P	P
Tax Reform	N/A	N/A	N/A	N/A	N/A	P	N/A	N/A	N/A	N/A
Value Stocks	N/A	NP	NP	N/A	N/A	NP	NP	NP	NP	N/A

Risks:	Forward Multi- Strategy Fund(1)	Forward Real Estate Fund(3)	Forward Real Estate Long/Short Fund(3)	Forward Select EM Dividend Fund	Forward Select Income Fund(3)	Forward Select Opportunity Fund	Forward Small Cap Equity Fund	Forward Tactical Enhanced Fund	Forward Tactical Growth Fund	Forward U.S. Government Money Fund
Allocation	P	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Borrowing	N/A	NP	P	P	P	P	NP	P	P	N/A
Cash and Cash Equivalents	N/A	NP	NP	N/A	NP	P	NP	P	P	N/A
Commodity Sector	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Concentration	N/A	P	P	N/A	P	N/A	N/A	N/A	N/A	N/A
Currency Transactions	NP	N/A	P	P	N/A	NP	NP	NP	NP	N/A
Debt Securities	N/A	P	P	NP	P	P	N/A	P	P	P
Depositary Receipts	P	N/A	NP	P	N/A	NP	NP	NP	NP	N/A
Derivatives	P	NP	P	P	P	P	P	P	P	N/A
Emerging Market and Frontier Market Securities	P	N/A	P	P	N/A	NP	NP	P	P	N/A
Equity Securities	P	P	P	P	P	P	P	P	P	N/A

128

Discussion of Principal and Non-Principal Risks

Risks:	Forward Multi- Strategy Fund(1)	Forward Real Estate Fund(3)	Forward Real Estate Long/Short Fund(3)	Forward Select EM Dividend Fund	Forward Select Income Fund(3)	Forward Select Opportunity Fund	Forward Small Cap Equity Fund	Forward Tactical Enhanced Fund	Forward Tactical Growth Fund	Forward U.S. Government Money Fund
Exchange-Traded Funds	NP	NP	NP	NP	NP	NP	P	P	P	N/A
Exchange-Traded Notes	NP	NP	NP	NP	NP	NP	NP	NP	NP	N/A
Foreign Securities	NP	N/A	P	P	N/A	P	P	P	P	N/A
Government-Sponsored Enterprises	N/A	NP	NP	N/A	NP	P	N/A	NP	NP	P
Growth Stocks	NP	NP	NP	N/A	NP	NP	NP	NP	NP	N/A
Hedging	N/A	NP	P	P	P	P	N/A	N/A	N/A	N/A
Infrastructure-Related Investment	N/A	N/A	N/A	N/A	N/A	NP	N/A	N/A	N/A	N/A
Interest Rate	N/A	P	P	N/A	P	P	N/A	P	P	P
Liquidity Risk	N/A	NP	NP	NP	NP	NP	NP	NP	NP	N/A
Lower-Rated Debt Securities	N/A	NP	NP	N/A	NP	NP	N/A	N/A	NP	N/A
Mortgage-Related and Other Asset-Backed Securities	N/A	NP	NP	N/A	NP	NP	N/A	N/A	NP	NP
Municipal Bonds	N/A	NP	NP	N/A	NP	NP	N/A	N/A	NP	N/A
No Operating History	N/A	N/A	N/A	N/A	N/A	P	N/A	N/A	N/A	N/A
Non-Diversification	N/A	P	P	N/A	P	P	N/A	N/A	N/A	N/A
Overseas Exchanges	NP	N/A	P	P	N/A	P	NP	NP	NP	N/A
Portfolio Turnover	P	NP	NP	P	NP	NP	P	P	P	N/A
Real Estate Securities and REITs	N/A	P	P	NP	P	P	NP	N/A	NP	N/A
Repurchase Agreements	P	NP	NP	N/A	NP	NP	NP	P	NP	P
Restricted and Illiquid Securities	N/A	NP	P	NP	P	P	NP	N/A	N/A	N/A
Securities Issued by Other Investment Companies	P	NP	NP	NP	NP	NP	P	NP	NP	N/A
Short Sales	N/A	NP	P	P	NP	NP	NP	P	P	N/A
Small and Medium Capitalization Stocks	NP	NP	NP	NP	NP	P	P	NP	NP	N/A
Subsidiary	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Tax	P	NP	NP	P	NP	P	NP	P	P	N/A
Tax Reform	N/A	NP	NP	N/A	NP	NP	N/A	N/A	NP	N/A
Value Stocks	NP	NP	NP	N/A	NP	P	NP	NP	NP	N/A

P = Principal Risk

NP = Non-Principal Risk

N/A = Not Applicable

(1)	The Fund is a “fund of funds” that primarily invests in a combination of Underlying Funds. With the exception of “Allocation” risk and “Securities Issued by Other Investment Companies” risk which are direct principal risks of the Fund, any risks set forth in the chart above with respect to the Fund are risks of the Underlying Funds, which in the aggregate also constitute risks of the Fund by virtue of its investment in the Underlying Funds.
(2)	The Fund concentrates its investments in the infrastructure industry. For more information regarding the risks associated with a concentration in the infrastructure industry, see “Infrastructure-Related Investment” below.
(3)	The Fund concentrates its investments in the real estate industry. For more information regarding the risks associated with a concentration in the real estate industry, see “Real Estate Securities and REITs” below.

Allocation

A Fund’s investment performance depends upon how its assets are allocated and reallocated among particular asset classes. With respect to an Allocation Fund, which primarily invests in underlying Forward Funds, the Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds. Forward Management may make less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. A Fund might lose money as a result of these allocation decisions.

129

Discussion of Principal and Non-Principal Risks

Borrowing

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in a Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce a Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of a Fund. Successful use of borrowing depends on the ability of Forward Management and/or a Fund’s sub-advisor to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which may fluctuate with changing market rates of interest. A Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Some of a Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of a Fund.

Cash and Cash Equivalents

The holding by a Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which a Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Concentration Risk

Certain Funds may concentrate their investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact such Funds. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a mutual fund that does not concentrate its investments.

Currency Transactions

If a security is denominated in a foreign currency, the value of the security will fluctuate if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of a Fund’s shares. Costs are incurred by a Fund in connection with conversions between currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Currency risks are greater in lesser developed markets, where there is a higher risk of currency depreciation, and can be unpredictably affected by external events. In some situations, Forward Management and/or a Fund’s sub-advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country as a result of these potential risks.

Fund managers are authorized to hedge against currency risks but are not required to do so and may choose not to do so because of the cost, the manager’s investment philosophy, or other reasons. There is no assurance that attempts to hedge currency risk will be successful if utilized and such attempts may have the effect of limiting the gains from favorable market movements.

130

Discussion of Principal and Non-Principal Risks

Debt Securities

A Fund may invest in short-term and/or long-term debt securities. Debt securities in which a Fund may invest are subject to several types of investment risk, including interest rate risk, credit risk, and call or income risk.

Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest. In addition, the value of a Fund’s debt securities will generally decline if the credit rating of the issuer declines, and an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

Call or income risk exists with respect to corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. A Fund would have to reinvest the proceeds at a possibly lower interest rate. A Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Current market conditions may pose heightened risks for Funds that invest in debt securities. Current interest rates are at or near historic lows, and future increases in interest rates could result in less liquidity and greater volatility of debt securities. In addition, new regulations applicable to and changing business practices of financial intermediaries that make markets in debt securities may result in those financial intermediaries restricting their market making activities for certain debt securities, which may reduce the liquidity and increase the volatility for such debt securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives

A Fund may invest in derivatives, which are securities whose value is based on the value of another security or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. Derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. A Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by Forward Management and/or a Fund’s sub-advisor or, if available, that such techniques will be utilized by Forward Management and/or a sub-advisor.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track. Privately negotiated derivatives may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for a Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a privately negotiated derivative prior to its scheduled termination date, which creates a possibility of increased volatility and/or decreased liquidity for the Fund.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and Forward Management and/or a Fund’s sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk

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(the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of a Fund. If Forward Management and/or a Fund’s sub-advisor inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, a Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by a Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions. Additional future regulation of derivatives may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

The SAI provides a more detailed description of the types of derivative instruments in which a Fund may invest and their associated risks.

Emerging Market and Frontier Market Securities

A Fund may invest in emerging market and frontier market securities. Emerging market and frontier market securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. Emerging market and frontier market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, investments in emerging market and frontier market securities are subject to the following risks:

•	Greater likelihood of economic, political or social instability;
•	Less liquid and more volatile stock markets;
•	Lower trading volume of markets;
•	Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;
•	Governmental restrictions on currency conversion or trading;
•	Difficulties in accurately valuing emerging market and frontier market securities or selling them at their fair value, especially in down markets;
•	Greater possibility of imposition of international sanctions or embargoes on emerging market or frontier market countries;
•	A lack of government regulation and different legal systems, which may result in difficulty in enforcing judgments;
•	The contagious effect of market or economic setbacks in one country on another emerging market country;
•	Immature economic structures;
•	The availability of less information about emerging market and frontier market companies because of less rigorous accounting and regulatory standards; and
•	Less ability of emerging market and frontier market companies to restructure or refinance borrowings.

Equity Securities

A Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

A Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

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Exchange-Traded Funds (“ETFs”)

A Fund’s investment in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. The value of a Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with a Fund’s purchase and sale of shares of ETFs, a Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. The market value of an ETF share may differ from its net asset value and there may be times when an ETF share trades at a premium or discount to its net asset value.

Many ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of a corresponding market index or basket of securities, and the value of their shares should, under normal circumstances, closely track the value of the underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. Investment in a Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or baskets of securities they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indices or baskets of securities. Certain securities comprising the indices or baskets of securities tracked by the ETFs may, from time to time, temporarily be unavailable.

Exchange-Traded Notes (“ETNs”)

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on a Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities due to a number of factors. In particular, as a result of investing in foreign securities, a Fund may be subject to increased risk of loss caused by any of the factors listed below:

•	Unstable political, social, and economic conditions;
•	Lower levels of liquidity and market efficiency;
•	Greater securities price volatility;
•	Currency exchange rate fluctuations;
•	Less availability of adequate or accurate public information about issuers;
•	Limitations on foreign ownership of securities;
•	Imposition of withholding taxes, other taxes or exit levies;
•	Imposition of restrictions on the expatriation of funds or other assets of the Fund;
•	Higher transaction and custody costs and delays in settlement procedures;
•	Difficulties in enforcing contractual obligations;
•	Lower levels of regulation of the securities market and other differences in the way securities markets operate;
•	Weaker accounting, disclosure, and reporting requirements; and
•

Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

A foreign government may place controls and restrictions on the exchange of its currency for another currency and may limit the repatriation of its currency or assets denominated in its currency, which could adversely affect the U.S. dollar value and liquidity of investments denominated in that currency. Furthermore, repatriation of investment income, capital and the proceeds of sales of investments by foreign investors may require governmental registration or approval in some countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Investments in emerging markets in particular involve even greater risks such as immature economic structures and different legal systems.

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Government-Sponsored Enterprises (“GSEs”)

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Growth Stocks

Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share Forward Management’s and/or a Fund’s sub-advisor’s assessment of an investment’s long-term growth, a Fund may underperform other mutual funds or stock indices.

Hedging

A Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause a Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that Forward Management and/or a Fund’s sub-advisor does not expect or if a Fund cannot close out its position in a hedging instrument.

Infrastructure-Related Investment

A Fund that concentrates its investments in infrastructure-related entities has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies, and accounting standards.

Interest Rate

Interest rate risk is the risk that debt securities will decline in value because of an increase in interest rates. As interest rates rise, the value of certain debt securities held by a Fund is likely to decrease. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate and adjustable rate debt securities will not generally increase in value if interest rates decline. When a Fund holds floating or adjustable rate debt securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares. Changes in interest rates can be sudden and unpredictable. Investments in debt securities pose the risk that Forward Management’s and/or a Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The liquidity of an issuer’s securities may decrease if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. Additionally, the market for certain investments may become illiquid under adverse market conditions independent of any specific adverse changes in the conditions of a particular issuer. Derivatives and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, securities of companies with smaller market capitalizations, foreign securities, debt securities, or securities that are subject to substantial market and credit risk may have greater liquidity risk. During periods of low liquidity, a Fund may be forced to sell securities at reduced prices or under unfavorable conditions. It may also be the case that other market participants may be attempting to liquidate certain investments at the same time as a Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. Less liquid securities may trade infrequently, trade at a smaller volume, become harder to value, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and a Fund that concentrates its investments in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds

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may be more susceptible than other issuers to economic downturns, periods of rising interest rates or individual corporate developments, which could adversely affect the value and market for these securities. In particular, low-rated and comparable unrated debt securities are often issued by smaller, less creditworthy companies or by highly levered (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. Forward Management and/or a Fund’s sub-advisor may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with their own independent and ongoing credit analysis.

Mortgage-Related and Other Asset-Backed Securities

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. There is no assurance that a Fund will invest at least 50% of its assets in tax-exempt municipal bonds. A Fund will not be managed to qualify a specified portion of its distributions as tax-exempt.

Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in a Fund, they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, if a Fund invests less than 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in federally tax-exempt municipal bonds, which may be the case from time to time, no portion of the Fund’s distributions would be designated as tax-exempt dividends.

Generally, municipal bonds are issued as general obligations of a state or local government that are secured by the issuer’s taxing power, or as revenue bonds that are secured by user fees and other revenues pledged to pay debt service on such bonds. The major portion of municipal bonds are issued to fund public projects, including economic development, education, electric power, healthcare, housing, transportation, water and sewer, and pollution control. The value of municipal bonds can be significantly affected by the political, economic, legal, and legislative realities of the particular issuer’s locality, and a municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. There is no guarantee that an active and robust market will exist for municipal bonds, and a Fund may find it difficult to purchase or sell such bonds at opportune times.

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In addition, U.S. federal tax law has enabled governmental issuers to issue billions of dollars of tax-exempt municipal bonds on behalf of certain corporate entities for various qualified purposes. Corporate-backed municipal bonds are typically issued as limited obligations of a governmental issuer payable from revenues derived pursuant to a loan, lease, installment sale or financing agreement with a corporate entity (including, but not limited to, entities such as airlines, electric utilities, healthcare facilities, and industrials). Such bonds are typically treated as a long-term debt on a parity with senior unsecured bonds issued by such corporate entity, except that interest payable on corporate-backed municipal bonds is federally tax-exempt. Subject to certain requirements, a Fund may be permitted to pass through to its shareholders the interest earned on municipal bonds as federally tax-exempt interest dividends. For more information see “Dividends and Taxes”. In addition, corporate credits in the municipal bond market generally trade at a higher pre-tax yield than an equivalent corporate credit in the corporate bond market and, therefore, it is possible for investments in corporate-backed municipal bonds to achieve higher relative returns than comparable investments in corporate bonds.

No Operating History

A newly organized Fund that has not operated for a full fiscal year has no prior operating history by which an investor can evaluate performance.

Non-Diversification

A Fund that is non-diversified is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, a Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of a Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges

A Fund may engage in transactions on a number of overseas stock exchanges. Market practices relating to clearance and settlement of securities transactions and custody of assets can potentially pose an increased risk to a Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result, affect the calculation of a Fund’s net asset value per share).

A Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller, and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

Portfolio Turnover

A Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. A Fund’s portfolio turnover rate will vary from year to year.

The calculation of a Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent a Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs

A Fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities.

Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the REIT difficult.

A Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

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Repurchase Agreements

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells a Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by a Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from a Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, a Fund may not be able to sell the security at a time and/or price at which Forward Management and/or a Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition.

Restricted securities are securities that are subject to legal or contractual restrictions on resale and include equity or fixed income securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC, including offerings outside the United States. Restricted securities may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies

A Fund may invest in shares of other investment companies, such as mutual funds, ETFs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Short Sales

A Fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a Fund. When a Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by a Fund. A Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further a Fund’s investment objective, under certain market conditions they can increase the volatility of a Fund and may lower a Fund’s return or result in losses, which potentially may be unlimited. A Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, a Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that a Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by a Fund in the short sale, and may cause a Fund’s share price to be volatile. In rising securities markets, a Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

Small and Medium Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Subsidiaries (Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund)

The Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund, through their investments in the respective Subsidiaries, will be indirectly exposed to the risks associated with the respective Subsidiary’s investments. The derivatives and other investments that will be held by the Subsidiaries are generally similar to those that are permitted to be held by the Funds and will be subject to the same risks applicable to similar investments held directly by the Funds. There can be no assurance that the investment objective of each Subsidiary will be achieved. The Subsidiaries are not registered under the 1940 Act, and, unless otherwise noted in this prospectus, are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to operate as described in this prospectus and the SAI and could adversely affect the Funds.

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Discussion of Principal and Non-Principal Risks

Tax

The federal income tax treatment of the complex securities in which a Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Tax Reform

As a Fund may purchase the debt securities of municipal issuers, changes or proposed changes in federal tax laws could impact the value of those securities. Of particular concern would be large changes in marginal income tax rates or the elimination of the tax preference for municipal interest income versus currently taxable interest income. Also, the failure or possible failure of such debt issuances to qualify for tax-exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of a Fund’s portfolio, and such a failure could also result in additional taxable income to a Fund and/or shareholders. In addition, the municipal market is a fragmented market that is very technically driven. There can be regional variations in economic conditions or supply-demand fundamentals. Any interest or other expenses incurred for the purchase of municipal bonds cannot be deducted. Bonds issued by municipalities must be held by beneficial owners for their interest to be treated as tax-exempt. The municipal market is predominantly a retail buyer driven market. For these reasons, the municipal bond market is subject to very different supply-demand fundamentals than corporate markets. Public information in the municipal market is also less available than in other markets, increasing the difficulty of evaluating and valuing securities. As opposed to the majority of municipal bonds outstanding, a portion of the municipal bonds held by a Fund may be secured by payments to be made by private companies and changes in market conditions affecting such bonds, including the downgrade of a private company obligated to make such payments, could have a negative impact on the value of Fund holdings, the municipal market generally, or a Fund’s performance.

Value Stocks

Although a Fund may invest in securities that Forward Management and/or a Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Management of the Funds

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to each of the Forward Funds. Forward Management is a registered investment advisor that supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Board of Trustees of each of the respective Funds and each Fund’s shareholders. Forward Management is located at 101 California Street, 16th Floor, San Francisco, California 94111. As of December 31, 2013, Forward Management had approximately $5.2 billion of assets under management.

Forward Management has the authority to manage the Forward Funds in accordance with the investment objectives, policies, and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees. Forward Management has managed the Forward Funds since September 1998 and the Forward Funds are its principal investment advisory clients. Forward Management directly manages the assets of the Allocation Funds, Forward Commodity Long/Short Strategy Fund, Forward Core Strategy Long/Short Fund, Forward Dynamic Income Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Opportunity Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward International Small Companies Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds. Forward Management also provides the Funds with ongoing management supervision and policy direction.

Forward Management uses rigorous criteria to select sub-advisors to manage the Funds’ assets. In choosing the sub-advisors, Forward Management considers a number of factors, including market trends, the sub-advisor’s investment style, its own outlook for a given market capitalization or investment style category, the sub-advisor’s performance in various market conditions, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings, and price volatility statistics.

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The Forward Select Opportunity Fund may invest in the Forward Select Opportunity (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Select Opportunity Subsidiary”), to seek exposure to restricted securities. The Select Opportunity Subsidiary has entered into a separate advisory agreement with Forward Management for the management of the Select Opportunity Subsidiary’s portfolio pursuant to which the Select Opportunity Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Select Opportunity Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Select Opportunity Subsidiary is in place.

In addition to selecting the sub-advisors and, where applicable, allocating the Funds’ assets, Forward Management is responsible for monitoring and coordinating the overall management of the Funds. Forward Management reviews each Fund’s portfolio holdings and evaluates the ongoing performance of the sub-advisors.

The Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, and Forward Select Opportunity Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Joel Beam. Mr. Beam has been a portfolio manager for Forward Management since June 2009. Mr. Beam leads the investment team of the Forward Select Income Fund and Forward Select Opportunity Fund and co-leads the investment team of the Forward Real Estate Fund. Mr. Beam served as a portfolio manager responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s income-oriented portfolios from 1997 to June 2009. He joined Kensington in 1995 as a Senior Analyst and began managing portfolios in 1997. He was previously employed by Liquidity Financial Advisors, Inc. where he was responsible for valuation and pricing of real estate limited partnership and institutional commingled investment fund securities, as well as their underlying properties.

Michael McGowan. Mr. McGowan has been a portfolio manager for Forward Management since June 2009. Mr. McGowan leads the investment team of the Forward International Real Estate Fund. Mr. McGowan was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s real estate portfolios from 2007 to June 2009. Mr. McGowan joined Kensington in 2005 as a Senior Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was employed at RREEF since 1995 as a Director of Economic and Market Research where he specialized in industrial and office property markets. Prior to joining RREEF, Mr. McGowan was Vice President and co-founder of The Valuations Group where he performed valuations on real estate limited partnerships. Mr. McGowan began his career at Liquidity Fund Investment Corporation and MacKenzie Patterson. At both firms, he was involved in the syndication of real properties and the analysis and the reorganization of real estate securities.

Aaron Visse, CFA. Mr. Visse has been a portfolio manager for Forward Management since June 2009. Mr. Visse leads the investment team of the Forward Global Infrastructure Fund. Mr. Visse was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s infrastructure portfolios from 2007 to June 2009. He joined Kensington in 2002 as an Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was a Senior Research Analyst at Linsco/Private Ledger (LPL) Financial Services, where he followed REITs and financial services companies. Mr. Visse holds an MS in Business Administration. He is a Chartered Financial Analyst and a member of the CFA Institute and the CFA Society of San Francisco.

Ian Goltra. Mr. Goltra joined Forward Management as a Senior Analyst on June 2009 and has been a portfolio manager for Forward Management since March 2010. Since May 2010, Mr. Goltra leads the investment team of the Forward Real Estate Long/Short Fund and co-leads the investment team of the Forward Real Estate Fund. From May 1998 to June 2009, Mr. Goltra was Senior Analyst and Senior Vice President of Kensington Investment Group, Inc., and he became a Senior Vice President of Kensington in 2004, focusing on the public real estate sector. From 1993 to 1998, Mr. Goltra was Senior Financial Analyst and Western Americas Vice President at Textainer Equipment Management. From 1991 to 1993, Mr. Goltra was Senior Financial Analyst for Meridian Point Properties, and from 1987 to 1990, he was an Analyst at Liquidity Fund Investment Corporation.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Global Dividend Fund, Forward International Dividend Fund, and Forward Select EM Dividend Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff leads the investment team of the Forward Global Dividend Fund, Forward International Dividend Fund, and Forward Select EM Dividend Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987 to 2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst.

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Randall T. Coleman, CFA. Mr. Coleman is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001 to July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994 to 2001, Mr. Coleman was Vice President at London Pacific Advisors. From 1987 to 1988, he served as a Compliance Officer for Intrust Investor Services and from 1986 to 1987, he was a Registered Representative with First Investors Corp. Mr. Coleman is a Chartered Financial Analyst and holds an MBA.

Bruce R. Brewington. Mr. Brewington is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From September 2005 to July 2008, Mr. Brewington was an Analyst and Member of the Investment Policy Committee for Berkeley Capital Management. From 1995 to 2003, he was an Analyst with Putnam Lovell Securities, and from 1992 to 1994, he was an Analyst for Prudential Securities. Mr. Brewington holds an MBA.

Eric Sagmeister. Mr. Sagmeister is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since July 2013. From 2009 to June 2013, Mr. Sagmeister was Executive Director, European Equity Sales at Nomura Securities International. From 2008 to 2009, Mr. Sagmeister was Director, European Equity Sales for Merrill Lynch. From 2006 to 2008, Mr. Sagmeister was Vice President, European Equity Sales at Credit Suisse. Mr. Sagmeister also served as Investment analyst for Global Utilities and Telecoms (2005 to 2006), Investment Analyst for International Equities (2002 to 2005) and Portfolio Administrator (1995 to 2001) at Nicholas Applegate Capital Management.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Frontier Strategy Fund and the cash portion of the Forward International Small Companies Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader leads the investment team of the Forward Frontier Strategy Fund and the cash portion of the Forward International Small Companies Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

Paul Broughton, CFA. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

David Janec. Mr. Janec, Assistant Portfolio Manager, has been with Forward Management since September 2008. From 2007 to September 2008, Mr. Janec was a Junior Investment Analyst and Operations Analyst with Accessor Capital Management. From 2004 to 2006, Mr. Janec was an Operations Associate with E*Trade.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Allocation Funds are team managed and all investment decisions are made jointly by the team. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader leads the investment team of the Allocation Funds, except for the Forward Multi-Strategy Fund, and co-leads the investment team of the Forward Multi-Strategy Fund. Prior to joining Forward

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Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

Paul Broughton, CFA. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

David Janec. Mr. Janec, Assistant Portfolio Manager, has been with Forward Management since September 2008. From 2007 to September 2008, Mr. Janec was a Junior Investment Analyst and Operations Analyst with Accessor Capital Management. From 2004 to 2006, Mr. Janec was an Operations Associate with E*Trade.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management and co-leads the investment team of the Forward Multi-Strategy Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward U.S. Government Money Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader co-leads the investment team of the Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

Paul Broughton, CFA. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Mr. Broughton co-leads the investment team of the Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund are team managed and all investment decisions are made jointly by the team. The team is also primarily responsible for the day-to-day operation of the Forward Commodity Long/Short Strategy Fund’s Subsidiary and the Forward Managed Futures Strategy Fund’s Subsidiary. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader leads the investment team of the Forward Commodity Long/Short Strategy Fund and its Subsidiary and the Forward Managed Futures Strategy Fund and its Subsidiary. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk

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Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

Paul Broughton, CFA. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

David Janec. Mr. Janec, Assistant Portfolio Manager, has been with Forward Management since September 2008. From 2007 to September 2008, Mr. Janec was a Junior Investment Analyst and Operations Analyst with Accessor Capital Management. From 2004 to 2006, Mr. Janec was an Operations Associate with E*Trade.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Small Cap Equity Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. Mr. O’Donnell co-leads the investment team of the Forward Small Cap Equity Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

David Readerman, CFA. Mr. Readerman has been a Portfolio Manager with Forward Management since December 2010. Mr. Readerman co-leads the investment team of the Forward Small Cap Equity Fund. From July 2003 to February 2010, Mr. Readerman held the position of Senior Vice President of Investment Research at Marsico Capital Management. Mr. Readerman was a Founding Partner and Equity Growth Strategist for Thomas Weisel Partners (December 1999 to June 2003); Partner and Lead Equity Research Analyst, Software & Internet for Montgomery Securities (1992 to December 1999); Equity Research Analyst, Software & Data Services for Lehman Brothers (1987 to 1992); and Equity Research Analyst, Software & Data Services for Smith Barney (1983 to 1987). Mr. Readerman is a Chartered Financial Analyst and holds an MBA.

The Forward Endurance Long/Short Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

David Readerman, CFA. Mr. Readerman has been a Portfolio Manager with Forward Management since December 2010. Mr. Readerman leads the investment team of the Forward Endurance Long/Short Fund. From July 2003 to February 2010, Mr. Readerman held the position of Senior Vice President of Investment Research at Marsico Capital Management. Mr. Readerman was a Founding Partner and Equity Growth Strategist for Thomas Weisel Partners (December 1999 to June 2003); Partner and Lead Equity Research Analyst, Software & Internet for Montgomery Securities (1992 to December 1999); Equity Research Analyst, Software & Data Services for Lehman Brothers (1987 to 1992); and Equity Research Analyst, Software & Data Services for Smith Barney (1983 to 1987). Mr. Readerman is a Chartered Financial Analyst and holds an MBA.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Floating NAV Short Duration Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff co-leads the investment team of the Forward Floating NAV Short Duration Fund. From 2001

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to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987 to 2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst.

Paul Broughton. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Mr. Broughton co-leads the investment team of the Forward Floating NAV Short Duration Fund. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Core Strategy Long/Short Fund and Forward Tactical Enhanced Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim Welsh. Mr. Welsh has been a Portfolio Manager with Forward Management since June 2012. Mr. Welsh co-leads the investment team of the Forward Core Strategy Long/Short Fund and Forward Tactical Enhanced Fund. From June 2010 to May 2012, Mr. Welsh was a Financial Advisor with Morgan Stanley Smith Barney. From March 1991 to June 2010, Mr. Welsh was the sole proprietor of Welsh Money Management, an investment advisory firm.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. Mr. O’Donnell co-leads the investment team of the Forward Core Strategy Long/Short Fund and Forward Tactical Enhanced Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Emerging Markets Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff leads the investment team of the Forward Emerging Markets Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987 to 2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst.

Randall T. Coleman, CFA. Mr. Coleman is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001 to July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994 to 2001, Mr. Coleman was Vice President at London Pacific Advisors. From 1987 to 1988, he served as a Compliance Officer for Intrust Investor Services and from 1986 to 1987, he was a Registered Representative with First Investors Corp. Mr. Coleman is a Chartered Financial Analyst and holds an MBA.

Bruce R. Brewington. Mr. Brewington is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From September 2005 to July 2008, Mr. Brewington was an Analyst and Member of the Investment Policy Committee for Berkeley Capital Management. From 1995 to 2003, he was an Analyst with Putnam Lovell Securities, and from 1992 to 1994, he was an Analyst for Prudential Securities. Mr. Brewington holds an MBA.

Eric Sagmeister. Mr. Sagmeister is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since July 2013. From 2009 to June 2013, Mr. Sagmeister was Executive Director, European Equity Sales at Nomura Securities International. From 2008 to 2009, Mr. Sagmeister was Director, European Equity Sales for Merrill Lynch. From 2006 to 2008, Mr. Sagmeister was Vice President, European Equity Sales at Credit Suisse. Mr. Sagmeister also served as Investment analyst for Global Utilities and Telecoms (2005 to 2006), Investment Analyst for International Equities (2002 to 2005) and Portfolio Administrator (1995 to 2001) at Nicholas Applegate Capital Management.

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The Portfolio Managers for the Forward Dynamic Income Fund are:

David McGanney. Mr. McGanney is the Head Trader with Forward Management and has held this position since June 2009. Mr. McGanney leads the investment team of the dividend-capture strategy of the Forward Dynamic Income Fund. From June 2001 to June 2009, Mr. McGanney was a Trader and Assistant Vice President with Kensington Investment Group. From October 1992 to June 2001, Mr. McGanney was the founder and partner of Golden State Financial Services, a mortgage brokerage company. From 1985 to 1992, Mr. McGanney was Vice President at Liquidity Fund Corporation where he was responsible for the research and trading of non-traded real estate securities.

Jim Welsh. Mr. Welsh has been a Portfolio Manager with Forward Management since June 2012. Mr. Welsh leads the investment team of the tactical allocation strategy of the Forward Dynamic Income Fund. From June 2010 to May 2012, Mr. Welsh was a Financial Advisor with Morgan Stanley Smith Barney. From March 1991 to June 2010, Mr. Welsh was the sole proprietor of Welsh Money Management, an investment advisory firm.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Funds.

During the most recent fiscal year ended December 31, 2013, each Fund that has been in operation for a full fiscal year paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment advisor and/or the Fund’s sub-advisor (as applicable). Daily investment decisions are made by the respective sub-advisor(s) for each Fund (as applicable), whose investment experience is described below under the heading “Sub-Advisors/Portfolio Managers.”

Fund	Total Annual Advisory Fee (as a percentage of daily net assets)	Annual Advisory Fee to Investment Advisor (as a percentage of daily net assets)	Annual Advisory Fee to Sub-Advisor (as a percentage of daily net assets)
Forward Balanced Allocation Fund	0.00%	0.00%	N/A
Forward Commodity Long/Short Strategy Fund(1)	1.00%	1.00%	N/A
Forward Core Strategy Long/Short Fund(2)	N/A	N/A	N/A
Forward Credit Analysis Long/Short Fund(3),(4)	1.34%	1.34%	N/A
Forward Dynamic Income Fund(2)	–1.41%	–1.41%	N/A
Forward EM Corporate Debt Fund(4)	0.69%	0.69%	N/A
Forward Emerging Markets Fund	0.38%	0.38%	N/A
Forward Endurance Long/Short Fund	0.65%	0.65%	N/A
Forward Floating NAV Short Duration Fund(2)	N/A	N/A	N/A
Forward Frontier Strategy Fund	0.66%	0.66%	N/A
Forward Global Dividend Fund	0.32%	0.32%	N/A
Forward Global Infrastructure Fund	0.90%	0.90%	N/A
Forward Growth & Income Allocation Fund	0.00%	0.00%	N/A
Forward Growth Allocation Fund	0.00%	0.00%	N/A
Forward High Yield Bond Fund(5)	0.50%	0.25%	0.25%
Forward Income & Growth Allocation Fund	0.00%	0.00%	N/A
Forward Income Builder Fund	0.02%	0.02%	N/A
Forward International Dividend Fund	0.72%	0.72%	N/A
Forward International Real Estate Fund	1.00%	1.00%	N/A
Forward International Small Companies Fund(4),(6)	1.00%	1.00%	N/A

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Management of the Funds

Fund	Total Annual Advisory Fee (as a percentage of daily net assets)	Annual Advisory Fee to Investment Advisor (as a percentage of daily net assets)	Annual Advisory Fee to Sub-Advisor (as a percentage of daily net assets)
Forward Managed Futures Strategy Fund(1)	0.46%	0.46%	N/A
Forward Multi-Strategy Fund	0.00%	0.00%	N/A
Forward Real Estate Fund	0.85%	0.85%	N/A
Forward Real Estate Long/Short Fund	1.00%	1.00%	N/A
Forward Select EM Dividend Fund	0.88%	0.88%	N/A
Forward Select Income Fund	1.00%	1.00%	N/A
Forward Select Opportunity Fund(2),(7)	0.01%	0.01%	N/A
Forward Small Cap Equity Fund	0.56%	0.56%	N/A
Forward Tactical Enhanced Fund	1.15%	1.15%	N/A
Forward Tactical Growth Fund(4)	1.15%	1.15%	N/A
Forward U.S. Government Money Fund(8)	0.03%	0.03%	N/A

(1)	The Subsidiary has entered into a separate advisory agreement with Forward Management for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.
(2)	As of December 31, 2013, the Fund had not commenced operation or had not been in operations for a full fiscal year. The contractual management fee payable to Forward Management is 1.00%, 1.00%, 0.35%, and 1.00% for the Forward Core Strategy Long/Short Fund, Forward Dynamic Income Fund, Forward Floating NAV Short Duration Fund, and Forward Select Opportunity Fund, respectively.
(3)	From January 1, 2013 to September 30, 2013, the advisory fee rate for the Fund was an annual rate of 1.50% of the Fund’s average daily net assets. From October 1, 2013 to November 12, 2013, the advisory fee rate for the Fund was an annual rate of 1.20% of the Fund’s average daily net assets. Effective as of November 13, 2013, the advisory fee rate for the Fund is an annual rate of 1.00% of the Fund’s average daily net assets. Additionally, effective as of Septmeber 16, 2013, Forward Management is contractually obligated to waive advisory fees received by Forward Management with respect to assets allocated to sub-advisors to the extent necessary to limit the amount of the advisory fee retained by Forward Management after payment of sub-advisory fees to the sub-advisors to 0.50% until April 30, 2016. This fee waiver arrangement terminates automatically if Forward Management no longer engages sub-advisors to manage the Fund.
(4)	The Fund pays advisory fees to Forward Management, which in turn pays each sub-advisor a sub-advisory fee, as applicable.
(5)	The Fund directly pays each sub-advisor a sub-advisory fee, as applicable.
(6)	Effective as of October 1, 2013, the management fee paid to Forward Management was reduced to 1.00% on the first $500 million of the Fund’s average daily net assets, 0.975% on the second $500 million of the Fund’s average daily net assets, and 0.95% on the Fund’s average daily net assets in excess of $1 billion.
(7)	The Forward Select Opportunity Fund may invest in the Select Opportunity Subsidiary to seek exposure to restricted securities. The Select Opportunity Subsidiary has entered into a separate advisory agreement with Forward Management for the management of the Select Opportunity Subsidiary’s portfolio pursuant to which the Select Opportunity Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Select Opportunity Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Select Opportunity Subsidiary is in place.
(8)	Effective as of April 4, 2011, Forward Management has agreed to waive its management fee to the extent necessary in order to maintain the Forward U.S. Government Money Fund’s (or class thereof, as applicable) current yield at or above 0.01%. Any such waiver of the management fee is voluntary and may be revised or terminated by Forward Management at any time without notice.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and investment sub-advisory contracts of the Funds is available in the Forward Funds’ annual reports for the most recent fiscal year ended December 31, 2013.

As discussed in the relevant “Fund Summary” sections above, the Advisor has agreed to limit the total expenses of certain of the Funds. Pursuant to these agreements, a Fund will reimburse the Advisor for any fee waivers or expense reimbursements made by the Advisor, provided that any such reimbursements made by the Fund to the Advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

Pursuant to contractual agreement (“Expense Limitation Agreement”), the Advisor previously agreed to waive a portion of its fees and reimburse other expenses in amounts necessary to limit the Forward Tactical Enhanced Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) to certain levels. Pursuant to the Expense Limitation Agreement, the Forward Tactical Enhanced Fund will reimburse the

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Management of the Funds

Advisor for any waived fees or expense reimbursements previously made by the Advisor, provided that any such reimbursements will not cause the Fund’s operating expenses for Class A, Class C and Advisor Class shares to exceed the lower of the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, if any, and the reimbursement is made within three years following the year in which the expenses were incurred. The expense limits in existence during the term of the Expense Limitation Agreement were as follows: from December 31, 2010 to September 30, 2011, the limits for Class A, Class C and Advisor Class shares were 2.99%, 3.44% and 2.49%, respectively; from October 1, 2011 to October 31, 2012, the limits for Class A, Class C and Advisor Class shares were 2.49%, 2.94% and 1.99%, respectively; and from November 1, 2012 to April 30, 2014, the limits for Class A, Class C and Advisor Class shares were 1.99%, 2.44% and 1.49%, respectively. As of December 31, 2013, the balances of recoupable expenses for the Fund’s Class A, Class C and Advisor Class shares were $7,989, $8,413 and $0, respectively.

Sub-Advisors/Portfolio Managers

The sub-advisor(s) for each Fund manage the assets of the Fund and make decisions with respect to, and place orders for, all purchases and sales of the Fund’s securities, subject to the general supervision of the Board of Trustees and Forward Management and in accordance with the investment objectives, policies, and restrictions of the Fund.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the Fund.

Forward Credit Analysis Long/Short Fund

Forward Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Forward Credit Analysis Long/Short Fund. PIMCO is located at 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660 (effective May 27, 2014, PIMCO will be located at 650 Newport Center Drive, Newport Beach, CA 92660). PIMCO has managed the Forward Credit Analysis Long/Short Fund since November 13, 2013. PIMCO has approximately $1.919 trillion in assets under management as of December 31, 2013.

Joseph Deane is the portfolio manager responsible for the day-to-day investment decisions of the Forward Credit Analysis Long/Short Fund. Mr. Deane is an executive vice president in the New York office and head of municipal bond portfolio management. Prior to joining PIMCO in 2011, he was co-head of the tax-exempt department at Western Asset (WAMCO). Mr. Deane was previously a managing director and head of tax-exempt investments from 1993-2005 at Smith Barney/Citigroup Asset Management. Earlier in his career, he held senior portfolio management positions with Shearson and E.F. Hutton. Morningstar named him Fixed Income Manager of the Year in 1996 and a finalist in 1995 and 2007. He has 43 years of investment experience and holds a bachelor’s degree from Iona College.

Forward EM Corporate Debt Fund

Forward Management has engaged the services of SW Asset Management, LLC (“SW”) to act as sub-advisor to the Forward EM Corporate Debt Fund. SW is located at 23 Corporate Plaza Drive, Suite 130, Newport Beach, CA 92660. As of December 31, 2013, SW had $384.02 million in assets under management and advisement.

The Forward EM Corporate Debt Fund is team managed. All investment decisions are made jointly by the team. The team members are:

David C. Hinman, CFA. Mr. Hinman is a Managing Principal and Chief Investment Officer of SW, and has held this position since July 2009. Prior to founding SW, Mr. Hinman was Managing Director and Global Head of Credit for Drake Management LLC (September 2006 to July 2009), a Portfolio Manager for Ares Capital Corporation (March 2005 to June 2006), and a Portfolio Manager for Pacific Investment Management Company LLC (PIMCO) (July 1995 to February 2005). Mr. Hinman is a Chartered Financial Analyst and holds an MBA in Finance from The University of Pennsylvania.

Raymond T. Zucaro, CFA. Mr. Zucaro is a Managing Principal and Portfolio Manager of SW, and has held this position since July 2009. Prior to founding SW, Mr. Zucaro was a Portfolio Manager for Drake Management LLC (April 2007 to July 2009) and Senior Investment Analyst for INTL Consilium (June 2004 to March 2007). Mr. Zucaro is a Chartered Financial Analyst and holds an MBA in International Business Administration from Temple University.

Forward International Small Companies Fund

Forward Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor for the Forward International Small Companies Fund. PAM Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM is the institutional business division of The Pictet Group and includes all of the operating subsidiaries and divisions of The Pictet Group that carry on institutional asset management. As of December 31, 2013, PAM had approximately $150.8 billion of assets under management, and The Pictet Group had approximately $433 billion of assets under management and administration for institutional and private clients.

The Forward International Small Companies Fund is team managed and all investment management decisions are made jointly by the team. The team members are:

Justin Hill, Senior Investment Manager. Mr. Hill joined PAM in October 2001 as a Senior Investment Manager in the Specialist Equities Team, concentrating on the UK and Asia Small Cap markets. Before joining PAM, Mr. Hill spent five years with the UK smaller companies team at Friends Ivory & Sime Asset Management in London and four years at Arthur Andersen. He is a graduate of St. Hugh’s College, Oxford and is a member of the Institute of Chartered Accountants.

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Management of the Funds

Oliver Knobloch, Senior Investment Manager. Mr. Knobloch joined The Pictet Group in May 1993 and PAM in 2002. Mr. Knobloch has served in his current position as Senior Investment Manager, Specialist Equities in the Small Capitalization Equities Team since September 2006. From September 2002 through September 2006, he served as Senior Investment Manager in PAM’s Sector Teams. From January 2002 through September 2002, he served as an Analyst and Fund Manager – Technology Specialist, Private Banking. In addition, Mr. Knobloch managed the PF-Telecom Fund before he took his current position in September 2006. Before joining PAM, Mr. Knobloch was a sell-side analyst following the European Engineering sector at Credit Suisse in Zurich. Before that, he spent three years at SBC in Basel as a sell-side analyst for the Swiss machinery and watch sector. Mr. Knobloch holds a Masters degree in Economics and a CFPI.

Bill Barker, Head and Senior Investment Manager, Small Cap Equities Team. Mr. Barker joined PAM in November 2007 and is responsible for the UK. Before joining PAM, he worked as a UK Small Caps Manager for Threadneedle Investments (2000 to 2007) and previously held the same position at HSBC Asset Management (1996 to 1999) and Lloyds Investment Management (1992 to 1996). Mr. Barker graduated from Hull University with a BSc in Economics & Econometrics.

Forward High Yield Bond Fund

Forward Management has engaged the services of First Western Capital Management Company (“First Western”) to act as sub-advisor to the Forward High Yield Bond Fund. First Western is located at 1900 Avenue of the Stars, Suite 900, Los Angeles, California 90067. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 1, 2000. First Western is the principal investment advisory subsidiary of First Western Financial, Inc. First Western has approximately $1.4 billion of assets under management as of December 31, 2013, and First Western Financial, Inc. has approximately $4.9 billion of assets under management as of December 31, 2013.

Steven S. Michaels is responsible for the day-to-day management of the Fund. Mr. Michaels is Managing Director and Portfolio Manager at First Western, and has 23 years of industry experience. He has been a member of the professional investment staff at First Western, and previously FMA, for over 20 years. Mr. Michaels’ responsibility over the last 16 years include high yield fixed income portfolio management and overseeing the firm’s credit research. In addition, he serves on the Board of Directors of First Western and as a member of the Investment Policy Committee of its affiliate First Western Investment Management.

Forward Tactical Growth Fund

Forward Management has engaged the services of Broadmark Asset Management, LLC (“Broadmark”) to act as sub-advisor to the Forward Tactical Growth Fund. Broadmark is located at 12 East 52nd St., 3rd Floor, New York, New York 10022. As of December 31, 2013, Broadmark had assets under management of approximately $1.8 billion.

The portfolio manager of the Forward Tactical Growth Fund is Christopher J. Guptill. Mr. Guptill is Chief Executive Officer and has been Chief Investment Officer of Broadmark since its inception in 1999. Mr. Guptill has over 30 years of investment experience. He holds a BA in economics from California State University, Chico.

Performance of a Substantially Similar Account to the Forward Tactical Growth Fund Managed by Broadmark

Performance of a comparable account shows you how a substantially similar account managed by Broadmark, sub-advisor to the Forward Tactical Growth Fund, has performed in the past over a longer period of time. It does not show you how the Forward Tactical Growth Fund that is available in this prospectus has performed or will perform.

The returns are asset weighted and calculated monthly. Annual performance figures are computed by linking monthly returns. Monthly market values include income accruals.

Performance information has been provided by Broadmark and is not within the control of Forward Funds. None of the performance or expense information regarding the comparable account has been independently verified by Forward Funds.

The chart below does not show you the performance of the Forward Tactical Growth Fund—it shows the performance of a similar account previously managed by Broadmark.

The chart shows the historical performance of a U.S. unregistered fund previously managed by Broadmark (the “Comparable Account”). The Comparable Account, which is no longer operational, had an investment objective, policies, and strategies that were substantially similar to those of the Forward Tactical Growth Fund. Other than the Comparable Account, Broadmark did not have discretionary investment management authority during the applicable time period over any other account or investment company that has a similar investment objective and strategy as the Forward Tactical Growth Fund.

The performance shows the historical track record of Broadmark and is not intended to imply how the Forward Tactical Growth Fund has performed or will perform. Total returns represent past performance of the Comparable Account and not the Forward Tactical Growth Fund. The Comparable Account was not subject to the investment limitations, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the Code, which, if imposed, could have adversely affected performance.

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Management of the Funds

The performance below has been adjusted to reflect the operating expenses of Class C shares of the Forward Tactical Growth Fund excluding acquired fund fees and expenses and dividend expense on short sales which are included in the total returns of the Comparable Account. The performance reflected in the Comparable Account may be calculated differently than the method used for calculating fund performance pursuant to SEC guidelines.

Annual total returns/Average annual total returns for the periods shown. Total returns and expenses are not annualized for periods less than one year. The total returns do not reflect the deduction of the CDSC that would apply for redemptions of Class C shares within one year. If the CDSC was included, total returns would have been lower.

Year/Period	Comparable Account	S&P 500 Index(1)

2009(2)	22.43%	19.26%
2008(3)	1.76%	–37.00%
2007(3)	6.65%	5.49%
2006(3)	9.94%	15.79%
2005(3)	0.59%	4.91%
2004(4)	5.24%	10.86%
1 year(5)	26.05%	–6.91%
3 years(6)	12.66%	–5.43%
Since Inception(7)	8.95%	1.21%

(1)	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.
(2)	January 1, 2009 through September 30, 2009.
(3)	Calendar year ending December 31.
(4)	Broadmark began managing the Comparable Account on October 1, 2004. Performance is calculated from October 1, 2004 through December 31, 2004.
(5)	October 1, 2008 through September 30, 2009.
(6)	October 1, 2006 through September 30, 2009.
(7)	October 1, 2004 through September 30, 2009.

Hiring Sub-Advisors without Shareholder Approval

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

Valuation of Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for each Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV per share of a Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each Business Day. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to a Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

148

Valuation of Shares

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different classes of shares of the same Fund will differ due to differing class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter markets, and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

For all Funds (except for the Forward U.S. Government Money Fund), debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask price. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average bid and ask price; and (b) maturity of 60 days or less, at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which use multiple valuation techniques to determine market value. In instances where sufficient market activity exists, the independent pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine market value. In instances where sufficient market activity may not exist or is limited, the independent pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indices will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m., Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m., Eastern Time, which approximates the close of the London Exchange.

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Redeemable securities issued by open-end investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of a Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because certain Funds may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, a Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

Purchasing Shares

How to Buy Shares

Class A Shares and Class C Shares

Initial purchases of Class A or Class C shares cannot be made directly from Forward Funds and must be made through a financial intermediary that has established an agreement with the Funds’ Distributor. The Funds or certain classes thereof may not be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase a Fund or a class of a Fund.

To open an account and make an initial purchase you must complete an Account Application obtained from your financial intermediary that has established an agreement with the Funds’ Distributor. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

After an account has been established for you, you can make subsequent purchases of Class A or Class C shares of a Fund through your financial intermediary or from the Funds, provided that your financial intermediary maintains an agreement with the Fund’s Distributor. To purchase shares by mail, send your instruction and a check to the Funds at P.O. Box 1345, Denver, CO 80201.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time.

For the Forward U.S. Government Money Fund, if the Transfer Agent receives a purchase order for shares of the Forward U.S. Government Money Fund on any business day marked “Same Day Settlement” and the invested monies are received via Federal Funds wire before 3:00 p.m., Eastern Time, on the same day, the investor will be entitled to receive that day’s dividend. For all Funds, if a purchase order is not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the business day following the purchase request.

For the Forward Floating NAV Short Duration Fund, if the Transfer Agent receives a purchase request in good order for shares of the Fund, the investor will be entitled to begin earning income dividends on the settlement date of the transaction which is typically trade date, plus one to three business days following the date of the purchase request. Additionally, the Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the settlement date.

As described in “Pricing of Fund Shares” below, when you purchase shares you will pay the NAV that is next calculated after we receive your order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment and signature of authorized signer.

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Class A or Class C shares of a Fund. Financial intermediaries may charge their customers a transaction or service fee. Your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive from your financial intermediary.

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You may be prevented from making subsequent purchases of Class A or Class C shares of a Fund if you do not have a financial intermediary assigned to your account. Although you will be allowed to maintain your existing investment in Class A and/or Class C shares of a Fund, if you would like to make a subsequent purchase of shares of a Fund when you do not have a financial intermediary assigned to your account you must either (i) engage a new financial intermediary that has established an agreement with the Funds’ Distributor to purchase Class A and/or Class C shares; or (ii) make the subsequent purchase in a class of shares that does not require a financial intermediary.

Class B Shares

The Funds no longer offer for sale Class B shares and shareholders are not able to make new or additional investments in Class B shares. Current Class B Shareholders are permitted to: (1) hold their Class B shares until they are converted to Class A shares; (2) exchange their Class B shares for Class B shares of another Forward Fund that offers Class B shares, if any; (3) automatically reinvest dividends in Class B shares; and (4) make additional investments in other share classes of the Forward Funds, subject to pricing and eligibility requirements of those other classes.

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Class B shares of a Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

Advisor Class Shares

Advisor Class shares may only be purchased through asset allocation, wrap fee, and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Funds’ Distributor, and through group retirement plans. These financial intermediaries and group retirement plans will purchase Advisor Class shares at net asset value through an omnibus account arrangement. The use of Advisor Class shares will depend on the structure of the program offered by a particular financial intermediary or the particular group retirement plan.

Advisor Class shares may also be purchased by officers, directors, trustees, and employees of Forward Funds, Forward Management and their affiliates.

Depending upon the terms of the program offered by your financial intermediary, your financial intermediary may charge transaction or service fees in connection with your investment in Advisor Class shares of a Fund. Your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

Share Classes

Share Classes Offered by each Forward Fund*

Fund	Institutional Class	Investor Class	Class A	Class B	Class C	Advisor Class	Class Z
Forward Balanced Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Commodity Long/Short Strategy Fund	Yes	Yes	No	No	Yes	Yes	Yes
Forward Core Strategy Long/Short Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Credit Analysis Long/Short Strategy Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Dynamic Income Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward EM Corporate Debt Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Emerging Markets Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Endurance Long/Short Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Floating NAV Short Duration Fund	Yes	Yes	No	No	Yes	Yes	Yes
Forward Frontier Strategy Fund	Yes	Yes	No	No	No	Yes	Yes
Forward Global Dividend Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Global Infrastructure Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Growth & Income Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward High Yield Bond Fund	Yes	Yes	No	No	Yes	No	Yes

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Fund	Institutional Class	Investor Class	Class A	Class B	Class C	Advisor Class	Class Z
Forward Income & Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Income Builder Fund	Yes	Yes	Yes	No	Yes	No	No
Forward International Dividend Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward International Real Estate Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward International Small Companies Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Investment Grade Fixed-Income Fund	Yes	Yes	No	No	No	No	Yes
Forward Managed Futures Strategy Fund	Yes	Yes	No	No	Yes	Yes	Yes
Forward Multi-Strategy Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Real Estate Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Real Estate Long/Short Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Select EM Dividend Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Select Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Select Opportunity Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Small Cap Equity Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Tactical Enhanced Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Tactical Growth Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Total MarketPlus Fund	Yes	Yes	No	No	No	No	No
Forward U.S. Government Money Fund	Yes	Yes	Yes	No	Yes	No	Yes

*	Not all Funds or Fund share classes listed herein are made available pursuant to this prospectus. Not all Funds or Fund share classes are available in every state.

When you purchase shares of a Fund, you must choose a share class. Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Funds contained in this prospectus also offer additional classes of shares pursuant to separate prospectuses. Information on such other share classes can be requested by calling (800) 999-6809.

Factors you should consider in choosing a class of shares include:

•	How long you expect to own the shares
•	How much you intend to invest
•	Total expenses associated with owning shares of each class
•	Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Minimum Initial Investment Amount per Fund for Class A Shares and Class C Shares

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments in Class A shares or Class C shares must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

Automatic Investment Plan for Class A Shares and Class C Shares

Forward Funds offers an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Funds. The minimum initial investment amount is $500 and minimum subsequent investments are $100. Sums for investment will be automatically withdrawn from your

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checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (800) 999-6809 if you would like more information.

Minimum Investment Amount per Fund for Advisor Class Shares

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Advisor Class—Minimum Account Size

Forward Funds reserves the right to redeem shares in the account of any financial intermediary for their then-current value (which will be promptly paid to the financial intermediary), if, due to redemption by the financial intermediary, the account does not have a value of at least $500,000 of Advisor Class shares of one or more Funds within one year from the date of initial purchase of Advisor Class shares of a Fund by a financial intermediary. A financial intermediary will receive advance notice of a redemption and will be given at least 30 days to bring the value of the account up to at least $500,000.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

Sales Charges

Class A Shares

For the Forward Balanced Allocation Fund, Forward Dynamic Income Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Multi-Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Opportunity Fund, and Forward Tactical Enhanced Fund, the maximum sales charge on the purchase of Class A shares is 5.75% of the offering price. The offering price is the NAV per share plus the applicable front-end sales charge. The current sales charges are:

	Sales Charge as a Percentage of:		Dealer’s Concession (as a % of Offering Price)
Dollar Amount Invested	Offering Price	NAV
Less than $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999.99	5.00%	5.26%	4.25%
$50,000 to $99,999.99	4.50%	4.71%	3.75%
$100,000 to $249,999.99	3.50%	3.63%	2.75%
$250,000 to $499,999.99	2.50%	2.56%	2.00%
$500,000 to $749,999.99	2.00%	2.04%	1.60%
$750,000 to $999,999.99	1.50%	1.52%	1.20%
$1,000,000 & Above[1]	0.00%	0.00%	up to 1.00%

(1)	Investors who purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge of up to 1.00% if the shares are redeemed within 18 months of their purchase.

For the Forward Credit Analysis Long/Short Fund and Forward Tactical Growth Fund, the maximum sales charge on the purchase of Class A shares is 5.75% of the offering price. The offering price is the NAV per share plus the applicable front-end sales charge. The current sales charges are:

	Sales Charge as a Percentage of:		Dealer’s Concession (as a % of Offering Price)
Dollar Amount Invested	Offering Price	NAV
Less than $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999.99	5.00%	5.26%	4.25%
$50,000 to $99,999.99	4.50%	4.71%	3.75%
$100,000 to $249,999.99	3.50%	3.63%	2.75%
$250,000 to $499,999.99	2.50%	2.56%	2.00%
$500,000 to $749,999.99	2.00%	2.04%	1.60%

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	Sales Charge as a Percentage of:		Dealer’s Concession (as a % of Offering Price)
Dollar Amount Invested	Offering Price	NAV
$750,000 to $999,999.99	1.50%	1.52%	1.20%
$1,000,000 & Above[1]	0.00%	0.00%	up to 0.50%

(1)	Investors who purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge of up to 0.50% if the shares are redeemed within 18 months of their purchase.

For the Forward Income Builder Fund, the maximum sales charge on the purchase of Class A shares is 3.75% of the offering price. The offering price is the NAV per share plus the applicable front-end sales charge. The current sales charges for the Forward Income Builder Fund are:

	Sales Charge as a Percentage of:		Dealer’s Concession (as a % of Offering Price)
Dollar Amount Invested	Offering Price	NAV
Less than $100,000	3.75%	3.90%	3.25%
$100,000 – $249,999.99	3.50%	3.63%	3.00%
$250,000 – $499,999.99	2.50%	2.56%	2.10%
$500,000 – $749,999.99	2.00%	2.04%	1.75%
$750,000 to $999,999.99	1.50%	1.52%	1.25%
$1 million & above[1]	0.00%	0.00%	up to 0.75%

(1)	Investors who purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge of up to 0.75% if the shares are redeemed within 18 months of their purchase.

For the Forward U.S. Government Money Fund, you will not pay an initial sales charge on direct purchases of Class A shares. However, should you exchange or transfer out of the Class A shares of the Forward U.S. Government Money Fund into Class A shares of another Fund, you will be subject to an initial sales charge upon the transfer or exchange.

If your account value, including the amount of your current investment, totals $1 million or more, you will not pay a front-end sales charge on the current investment amount. The Distributor may pay the selling financial intermediary up to 1.00% (as noted in the tables above) of the offering price. However, if you sell these shares (for which you did not pay a front-end sales charge) within eighteen months of purchase, you will pay a contingent deferred sales charge (“CDSC”) of the amount paid to the selling financial intermediary, not to exceed the amounts noted in the tables above. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The Funds will use the first-in, first-out (FIFO) method to determine the eighteen-month holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of Class A shares not subject to a sales charge held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than eighteen months, using the anniversary date of a transaction to determine the “eighteen-month” mark. As an example, shares purchased on December 1, 2013 would be subject to the CDSC if they were redeemed on or prior to June 1, 2015. On or after June 2, 2015, they would not be subject to the CDSC. The CDSC primarily goes to the Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

Class A shares acquired by reinvestment of dividends are not subject to the CDSC. CDSC waivers are available in certain circumstances. For information regarding waivers, please see “Waiver of CDSC” below.

Reduced Sales Charge for Class A Shareholders

As noted in the table above, discounts (“breakpoints”) are available for larger purchases. There are several ways for shareholders to reach a higher discount level and qualify to pay a lower sales charge. Shareholders may qualify by combining current and past purchases in any of the Class A shares of the Forward Funds. To determine whether or not a reduced initial sales charge applies to a proposed purchase, we take into account not only the money that is invested upon such proposed purchase, but also the value of all Class A shares of the Forward Funds that we currently have associated with you, calculated at their historical cost and/or offering price.

You can minimize sales charges in any of the following ways:

1.	Increase your initial Class A investment amount to reach a higher discount level.

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2.	Right of Accumulation. Add to an existing Class A shareholder account so that the current offering price value (or if greater, the amount of the initial purchase less any redemptions) of the total combined holdings in Class A reaches a higher discount level. Shares of the Forward U.S. Government Money Fund are excluded.

3.	Letter of Intent. Inform the Funds that you wish to sign a non-binding Letter of Intent to purchase an additional value of Class A shares over a 13-month period at a level that would entitle you to a higher discount level. Shares of the Forward U.S. Government Money Market Fund are excluded.

4.	Combined Purchase Privilege. Combine the following investor accounts to qualify for a reduced sales charge:

(a)	An individual or “company,” as defined in Section 2(a)(8) of the 1940 Act (which includes corporations that are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount);

(b)	An individual, his or her spouse, and children under age 21, purchasing for his, her or their own account;

(c)	A single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or

(d)	A single purchase for the employee benefit plans of a single employer.

To qualify for the Combined Purchase Privilege or to obtain the Right of Accumulation, when each such purchase is made, the investor or financial intermediary must provide us with sufficient information at the time of purchase to verify that the purchase qualifies for the privilege or discount. Because breakpoint eligibility may be determined based on historical cost, you should retain any records necessary to substantiate those costs in cases where the Forward Funds, their transfer agent, and financial intermediaries do not maintain this information.

It may be necessary for an investor to provide the following information or records to a Fund or his or her financial intermediary in order to verify his or her eligibility for a breakpoint discount: (a) information or records regarding shares of the Fund or other Forward Funds held in all accounts (e.g., retirement accounts) of the investor at the financial intermediary; (b) information or records regarding shares of the Fund or other Forward Funds held in any account of the shareholder at another financial intermediary; and (c) information or records regarding shares of the Fund or other Funds held at any financial intermediary by related parties of the investor, such as members of the same family or household. If an investor fails to identify necessary breakpoint information, at the time of purchase, the investor may not receive the breakpoints that would otherwise be available.

Reinstatement Privilege for Class A Shares

An investor who has sold Class A shares of a Fund may, upon prompt written notification to Forward Funds, reinvest the proceeds of such sale in Class A shares of any of the Forward Funds within 120 days of the sale, and any such reinvestment will be made at the Fund’s then-current net asset value, so that no sales charge will be levied. Investors should call the Forward Funds for additional information prior to exercising this privilege.

By exercising this reinstatement privilege, the investor does not alter the federal income tax treatment of any capital gains realized on the previous sale of shares of a Fund, but to the extent that any shares are sold at a loss and proceeds are reinvested in shares of the Fund, some or all of the loss may be disallowed as a deduction. Please contact your tax advisor for more information concerning tax treatment of such transactions.

Waiver of Initial Sales Charges for Class A Shares

A Fund may waive the imposition of sales charges on investor purchases of Class A shares of the Fund under certain circumstances and conditions, including shares purchased by:

•	Officers, directors, trustees, and employees of Forward Funds, Forward Management, sub-advisors, and their respective affiliates.

•	ReFlow, which is a program designed to provide a liquidity source for mutual funds experiencing redemptions of their shares.

•	Registered representatives and employees of financial intermediaries with a current selling agreement with the Distributor or Forward Management and their affiliates.

•	Clients of financial intermediaries using Forward Funds in fee-based investment products under a signed agreement with the Distributor or Forward Management.

•	Accounts managed by registered investment advisers or bank trust departments.

•	Employees of designated asset management firms, other service providers, and their affiliates.

•	Immediate family members of all such persons as described above.

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•

Certain qualified plans; employer-sponsored defined contribution-type plans, including certain 403(b) plans, that invest $1 million or more and have 100 or more eligible employees; other retirement plans, endowments or foundations with $50 million or more in assets; and other institutional funds; provided that the Funds have an agreement with the financial intermediary, record keeper, retirement plan or third party that provides for the waiver of sales charges for such account and/or plan types. Retirement and benefit plans that may be eligible for the waiver include qualified and nonqualified retirement plans, deferred compensation plans, and certain other retirement, savings or benefit plans, excluding Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPS, SARSEPS, SIMPLE IRAs, and individual 403(b) plans.

•	Financial intermediary supermarkets and fee-based platforms.

•	Individual Retirement Account rollovers involving retirement plan assets invested in the Forward Funds at the time of the rollover that are contributed to an IRA held directly with the Forward Funds.

•	Documentation must be provided at the time of the rollover purchase in order to be eligible for the sales charge waiver.

•	Only the rollover amount will have the sales charge waived.

Forward Funds reserves the right to waive or update these waiver requirements at its discretion.

Class B Shares

If you sell your Class B shares before the 6th anniversary of their purchase, you will have to pay a CDSC at the time of redemption. The CDSC will be based upon the lower of the net asset value at the time of purchase or the net asset value at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

The CDSC is imposed according to the following schedule:

Years Since Purchase	CDSC

1	5.00%
2	4.00%
3	3.00%
4	3.00%
5	2.00%
6	1.00%
7	0.00%

If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically, shares held for the longest time).

Conversion Feature—Class B Shares

•	Class B shares automatically convert to Class A shares of a Fund after 8 years on the 3rd business day of the month in which they were originally purchased.
•

After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares, which will increase your investment return compared to the Class B shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction give rise to any taxable event.

Class C Shares

There is no sales charge on the purchase of Class C shares. The offering price is the net asset value per share. The maximum purchase amount for the Class C shares is $999,999.99. Purchasers of $1 million or more in shares of a Fund will not be able to purchase Class C shares of a Fund. Depending on each investor’s specific situation, Class C shares may have a higher expense ratio and pay lower dividends than other share classes offered by the Fund because the distribution and service fee for the Class C shares are higher than the distribution and service fee for other share classes (if applicable). Furthermore, the length of the holding period for the deferred sales charge for Class C shares (as discussed below) may differ from the length of the deferred sales charge holding period for other share classes offered by the Fund (if applicable). You should speak with your financial advisor to help you decide which share class is best for you.

The Fund’s Distributor pays 1.00% of the amount invested to financial intermediaries who sell Class C shares of the Fund. Investors purchasing Class C shares pay a contingent deferred sales charge (“CDSC”) of 1% if such shares are held for less than one year. The amount of the CDSC is determined as a percentage of the lesser of

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the current market value or the cost of the shares being redeemed. The CDSC primarily goes to the Fund’s Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

The Fund will use the first-in, first-out (FIFO) method to determine the holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of shares held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than one year, using the anniversary date of a transaction to determine the “one year” mark. As an example, shares purchased on December 1, 2013 would be subject to the CDSC if they were redeemed on or prior to December 1, 2014. On or after December 2, 2014, they would not be subject to the CDSC.

Class C shares acquired by reinvestment of dividends are not subject to the CDSC. CDSC waivers are available in certain circumstances. For information regarding waivers, please see “Waiver of CDSC” below.

Waiver of CDSC

A Fund may waive the imposition of a CDSC on redemptions of Class A, Class B or Class C shares of the Fund under certain circumstances and conditions, including without limitation the following:

•

Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•

Redemptions made through a Systematic Withdrawal Plan, limited to 10% per year of the account value at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested.

•

Required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Internal Revenue Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Funds.

•	Forced redemptions made by the Funds of shares held by shareholders whose account has a value of less than $500.
•	Redemptions made by ReFlow.
•	Redemptions in cases of natural disaster affecting shareholders.
•

Certain qualified plans; employer-sponsored defined contribution-type plans, including certain 403(b) plans, that invest $1 million or more and have 100 or more eligible employees; other retirement plans, endowments or foundations with $50 million or more in assets; and other institutional funds; provided that the Funds have an agreement with the financial intermediary, record keeper, retirement plan or third party that provides for the waiver of CDSCs for such account and/or plan types. Retirement and benefit plans that may be eligible for the waiver include qualified and nonqualified retirement plans, deferred compensation plans, and certain other retirement, savings or benefit plans, excluding traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPS, SARSEPS, SIMPLE IRAs, and individual 403(b) plans.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify Forward Funds prior to the redemption request to ensure your receipt of the waiver. Please call (800) 999-6809 for additional information.

Exchange Privilege

Exchanges of Class A, Class B, and Class C Shares for the Same Class Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust (including that your financial intermediary maintain an agreement with the Funds’ Distributor), you may exchange your Class A, Class B or Class C shares of any Fund for the same class shares of any other Forward Fund, or, with the exception of Class B shares, a money market fund. Please check with Forward Funds to determine which money market funds are available. There are generally no fees for exchanges, but an exchange of shares between Forward Funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Class A shares of a Fund initially purchased subject to a front-end sales load may generally be exchanged for Class A shares of another Forward Fund without the payment of an additional front-end sales load. If you exchange Class A shares of a Fund for Class A shares of another Forward Fund that is subject to a higher front-end sales load, you will be charged the difference between the two sales loads. If the front-end sales load was waived for your initial purchase of Class A shares, you may be subject to the imposition of a front-end sales load upon exchanging into Class A shares of another Forward Fund. If you purchased Class A shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Forward Fund.

If your Class A, Class B or Class C shares are subject to a CDSC, and you exchange them for Class A, Class B or Class C shares subject to a CDSC, the shares will be subject to the higher applicable CDSC of the two classes and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchased.

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Shareholders should read the prospectus for any other Forward Fund into which they are considering exchanging.

Exchanges of Class A, Class B or Class C Shares for a Different Class within the Same Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust (including that your financial intermediary maintain an agreement with the Funds’ Distributor), you may exchange your Class A, Class B, and Class C shares for Investor Class, Institutional Class or Advisor Class shares of the same Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Class A, Class B, and Class C shares subject to a CDSC will be charged the applicable CDSC upon exchange for Institutional Class or Investor Class shares.

If you purchased Class A shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Class in the same Fund.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

Exchanges of Class A or Class C Shares of the Forward U.S. Government Money Fund for Class Z shares of the Forward U.S. Government Money Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange your Class A and Class C shares of the Forward U.S. Government Money Fund for Class Z shares of the Forward U.S. Government Money Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Class A and Class C shares subject to a CDSC will be charged the applicable CDSC upon exchange for Class Z shares of the Forward U.S. Government Money Fund.

If you purchased Class A shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Class in the same Fund.

Shareholders should read the prospectus for Class Z shares of the Forward U.S. Government Money Fund into which they are considering exchanging.

Exchanges of Advisor Class Shares for the Same Class Shares of Any Other Fund

Subject to such limitations as may be imposed by the Trust, you may exchange your Advisor Class shares of any Fund for Advisor Class shares of any other Fund, if available, by having your financial intermediary process your exchange request. There are generally no fees for exchanges, but an exchange of shares between Funds is technically a sale of shares in one Fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus for any other Fund into which they are considering exchanging.

Exchanges of Advisor Class Shares for Investor Class Shares within the Same Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange your Advisor Class shares of any Fund for Investor Class shares of the same Fund, if available, by having your financial intermediary process your exchange request. An exchange of shares of one class of a Fund into another class of the same fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

General Information about Exchanges

Shares of one Fund or a class thereof may be exchanged for shares of another Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in good order, it cannot be revoked by you. Exchanges into another Fund and/or class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition, Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this prospectus.

Not all classes of the Funds or all Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

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In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

Please contact your financial intermediary if you are considering an exchange of your Advisor Class shares of a Fund.

Pricing of Fund Shares

When you purchase shares, you will pay the NAV (plus any applicable sales load) that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

Purchases of shares of a Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Funds.

Each of the Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund and Forward Select Opportunity Fund may invest up to 25% of its total assets in shares of its Subsidiary. Each Subsidiary offers to redeem all or a portion of its shares at the current NAV per share every regular business day. The value of shares of each Subsidiary fluctuates with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund and Forward Select Opportunity Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, Forward Funds requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Forward Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name
•	Date of birth (for individuals)
•	Residential or business street address in the U.S. (post office boxes are permitted for mailing only)
•	Social Security number or taxpayer identification number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDELIVERY—Class A, Class B and Class C Shares

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in Forward Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations, or tax forms are

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available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.forwardinvesting.com. The minimum initial investment for accounts enrolled in eDelivery is $2,000.

Online Account Access—Class A, Class B and Class C Shares

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To set up online access, go to www.forwardinvesting.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

Other Information—Class A, Class B and Class C Shares

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $500 in a Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $500 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

Account Statements and Other Information—Advisor Class Shares

You will receive your quarterly account statements, transaction confirmations, and other important information concerning your investment in Advisor Class shares of the Funds from your financial intermediary. Your financial intermediary can provide you with additional information, including online account access (if available).

The issuance of shares is recorded electronically on the books of Forward Funds. Certificates representing shares of the Funds will not be issued.

Redeeming Shares

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Funds’ Distributor, Forward Funds, or their agent, and subject to any applicable CDSC. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time.

If the Transfer Agent receives a redemption request in good order from a shareholder of the Forward U.S. Government Money Fund by 3:00 p.m., Eastern Time, marked “Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the Forward U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day.

For the Forward Floating NAV Short Duration Fund, if the Transfer Agent receives the redemption request in good order, the investor will receive all dividends accrued through the date prior to settlement date of the transaction, which is typically one to three business days following the date shares are redeemed.

Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment and signature of authorized signer. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

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How to Redeem Shares

Neither the investment advisor, the Distributor, the Transfer Agent, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

Class A, Class B and Class C Shares

By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption is payable to the shareholder(s) of record, (2) the redemption is delivered to the shareholder(s) at the address of record or current banking instructions on file, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

Advisor Class Shares

You may only redeem your Advisor Class shares by having your financial representative process your redemption. Your financial representative will be responsible for furnishing all necessary documents to the Funds and may charge you for this service.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

Class A, Class B and Class C Shares

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last up to 10 days. Forward Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Forward Funds

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intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Forward Funds Account Application.

By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if Forward Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 10 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

Advisor Class Shares

Please contact your financial intermediary for additional information regarding the payment of redemption proceeds.

Policies Concerning Frequent Purchases and Redemptions

The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring (which may take into account transaction size), and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to

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deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

Distribution and Shareholder Services Plans

Distribution Plans

Forward Funds has adopted distribution plans under Rule 12b-1 (each a “Plan” and collectively, the “Plans”) for Class A, Class B, and Class C shares of the Funds that allow each Fund to pay for the sale and distribution of its shares. A Fund may make payments under a Plan for the purpose of financing any activity primarily intended to result in the sale of its shares. In addition, payments under a Plan may be made to banks and their affiliates and other financial intermediaries, including broker-dealers, for the provision of administrative and/or shareholder services for Fund shareholders.

Under the Plans, a Fund may pay one or more persons or entities a fee up to the following annual rates for service rendered and expenses borne in connection with the provision of distribution, administrative and/or shareholder services with respect to Class A, Class B, and Class C shares of a Fund:

	Annual Rate (expressed as a Percentage of the Fund’s Average Daily Net Assets Attributable to the Noted Class of Shares)*
Fund Name	Class A	Class B	Class C

Forward Balanced Allocation Fund	0.35%	N/A	0.75%
Forward Commodity Long/Short Strategy Fund	N/A	N/A	0.75%
Forward Core Strategy Long/Short Fund	N/A	N/A	0.75%
Forward Credit Analysis Long/Short Fund	0.35%	N/A	0.75%
Forward Dynamic Income Fund	0.35%	N/A	0.75%
Forward EM Corporate Debt Fund	N/A	N/A	0.75%
Forward Emerging Markets Fund	N/A	N/A	0.75%
Forward Endurance Long/Short Fund	N/A	N/A	0.75%
Forward Floating NAV Short Duration Fund	N/A	N/A	0.75%
Forward Global Dividend Fund	0.35%	N/A	0.75%
Forward Global Infrastructure Fund	0.35%	0.75%	0.75%
Forward Growth & Income Allocation Fund	0.35%	N/A	0.75%
Forward Growth Allocation Fund	0.35%	N/A	0.75%
Forward High Yield Bond Fund	N/A	N/A	0.75%
Forward Income & Growth Allocation Fund	0.35%	N/A	0.75%
Forward Income Builder Fund	0.25%	N/A	0.75%
Forward International Dividend Fund	0.35%	N/A	0.75%
Forward International Real Estate Fund	0.35%	N/A	0.75%
Forward International Small Companies Fund	N/A	N/A	0.75%
Forward Managed Futures Strategy Fund	N/A	N/A	0.75%
Forward Multi-Strategy Fund	0.35%	N/A	0.75%
Forward Real Estate Fund	0.35%	N/A	0.75%
Forward Real Estate Long/Short Fund	0.35%	0.75%	0.75%
Forward Select EM Dividend Fund	0.35%	N/A	0.75%
Forward Select Income Fund	0.35%	0.75%	0.75%

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	Annual Rate (expressed as a Percentage of the Fund’s Average Daily Net Assets Attributable to the Noted Class of Shares)*
Fund Name	Class A	Class B	Class C
Forward Select Opportunity Fund	0.35%	N/A	0.75%
Forward Small Cap Equity Fund	N/A	N/A	0.75%
Forward Tactical Enhanced Fund	0.35%	N/A	0.75%
Forward Tactical Growth Fund	0.35%	N/A	0.75%
Forward U.S. Government Money Fund	0.25%	N/A	0.75%

*	A Rule 12b-1 distribution plan has not been adopted for Advisor Class shares.

Payments available under the Plans may exceed amounts received by broker-dealers or other financial intermediaries in connection with the sale of the Fund’s shares.

Because these 12b-1 fees are paid out of assets attributable to each Fund’s Class A, Class B, and Class C shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

Each of the Plans recognizes that Forward Management may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder services in the form of cash, or if permitted, non-cash payments.

With respect to the Forward U.S. Government Money Fund, effective April 1, 2009, the Board of Trustees temporarily eliminated 12b-1 fees payable under the Plan for Class A and Class C shares of the Fund in order to enhance the yield of the Fund. The Board’s actions have resulted in a corresponding temporary elimination of payments of 12b-1 fees to broker-dealers or other financial intermediaries for the provision of distribution, administrative and/or shareholder services to shareholders of Class A or Class C shares of the Fund. The Board of Trustees may revise or reinstate the payment of 12b-1 fees for Class A and Class C shares of the Fund at any time without notice.

Shareholder Services Plan

Forward Funds has adopted a shareholder services plan (the “Shareholder Services Plan”) with respect to Class A, Class B, Class C, and Advisor Class shares of certain Funds. Under the Shareholder Services Plan, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders of each respective class.

Payments under the Shareholder Services Plan are calculated daily and paid monthly, and are not to exceed the following annual rates:

	Annual Rate (expressed as a Percentage of the Fund’s Average Daily Net Assets Attributable to the Noted Class of Shares)
Fund Name	Class A	Class B	Class C	Advisor Class

Forward Balanced Allocation Fund	None	N/A	0.25%	N/A
Forward Commodity Long/Short Strategy Fund	N/A	N/A	0.25%	0.10%
Forward Core Strategy Long/Short Fund	N/A	N/A	0.25%	0.10%
Forward Credit Analysis Long/Short Fund	0.20%	N/A	0.25%	0.10%
Forward Dynamic Income Fund	0.20%	N/A	0.25%	0.10%
Forward EM Corporate Debt Fund	N/A	N/A	0.25%	0.10%
Forward Emerging Markets Fund	N/A	N/A	0.25%	0.10%
Forward Endurance Long/Short Fund	N/A	N/A	0.25%	0.10%
Forward Floating NAV Short Duration Fund	N/A	N/A	0.25%	0.10%
Forward Frontier Strategy Fund	N/A	N/A	N/A	0.10%
Forward Global Dividend Fund	0.20%	N/A	0.25%	N/A
Forward Global Infrastructure Fund	0.20%	0.25%	0.25%	0.10%
Forward Growth & Income Allocation Fund	None	N/A	0.25%	N/A
Forward Growth Allocation Fund	None	N/A	0.25%	N/A

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Distribution and Shareholder Services Plans

	Annual Rate (expressed as a Percentage of the Fund’s Average Daily Net Assets Attributable to the Noted Class of Shares)
Fund Name	Class A	Class B	Class C	Advisor Class
Forward High Yield Bond Fund	N/A	N/A	0.25%	N/A
Forward Income & Growth Allocation Fund	None	N/A	0.25%	N/A
Forward Income Builder Fund	None	N/A	0.25%	N/A
Forward International Dividend Fund	0.20%	N/A	0.25%	0.10%
Forward International Real Estate Fund	0.20%	N/A	0.25%	0.10%
Forward International Small Companies Fund	N/A	N/A	0.25%	0.10%
Forward Managed Futures Strategy Fund	N/A	N/A	0.25%	0.10%
Forward Mulit-Strategy Fund	None	N/A	0.25%	N/A
Forward Real Estate Fund	0.20%	N/A	0.25%	N/A
Forward Real Estate Long/Short Fund	0.20%	0.25%	0.25%	0.10%
Forward Select EM Dividend Fund	0.20%	N/A	0.25%	0.10%
Forward Select Income Fund	0.20%	0.25%	0.25%	0.10%
Forward Select Opportunity Fund	0.20%	N/A	0.25%	0.10%
Forward Small Cap Equity Fund	N/A	N/A	0.25%	0.10%
Forward Tactical Enhanced Fund	0.20%	N/A	0.25%	0.10%
Forward Tactical Growth Fund	0.20%	N/A	0.25%	0.10%
Forward U.S. Government Money Fund	None	N/A	0.25%	N/A

Payments available under the Shareholder Services Plan may exceed amounts received by third party service providers for the provision of shareholder services.

Because these shareholder services fees are paid out of assets attributable to each Fund’s Class A, Class B, Class C, and Advisor Class shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

With respect to the Forward U.S. Government Money Fund, effective April 1, 2009, the Board of Trustees temporarily eliminated shareholder services fees payable under the Shareholder Services Plan for Class C shares of the Fund in order to enhance the yield of the Fund. The Board’s actions have resulted in a corresponding temporary elimination of payments of shareholder services fees to third party service providers for the provision of shareholder services to shareholders of Class C shares of the Fund. The Board of Trustees may revise or reinstate the payment of shareholder services fees for Class C shares of the Fund at any time without notice.

Administrative Plan—Forward U.S. Government Money Fund

The Forward U.S. Government Money Fund has adopted a plan (the “Administrative Plan”) with respect to each class of shares currently offered by the Forward U.S. Government Money Fund (except for Class Z shares). Pursuant to the Administrative Plan, the Forward U.S. Government Money Fund will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own Forward U.S. Government Money Fund shares either directly or through omnibus accounts. The maximum annual amount payable to Forward Management is 0.25% of the average daily net assets of the shares of the Forward U.S. Government Money Fund; provided, however, that the Forward U.S. Government Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for Class A or Class C shares that will be allocated under the Fund’s Rule 12b-1 distribution plan or Shareholder Services Plan.

Forward Management has contractually agreed to waive the fees payable under the Administrative Plan for shares of the Forward U.S. Government Money Fund through April 30, 2015. Pursuant to the agreement, the Fund will reimburse Forward Management for fees waived, provided that any such reimbursement made by the Fund to Forward Management will not cause the Fund’s (or a class thereof) annualized yield to be less than 0.01%, and the reimbursement is made within three years after the fees were waived.

Networking, Sub-Transfer Agency and Administrative Fees

Certain financial intermediaries may contract with the Funds, Forward Management or the Distributor to perform certain networking, sub-transfer agency or administrative services for shareholders of the Funds. In consideration for providing these services, the financial intermediaries will receive networking, sub-transfer agency or administrative fees, a portion of which may be paid by the Funds. Any such payments by the Funds to a financial intermediary for networking, sub-transfer agency or administrative services are in addition to any 12b-1 or shareholder services fees payable to the financial intermediary by the Funds.

165

Additional Payments to Intermediaries

Forward Management or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Forward Management or its affiliates. A sub-advisor may contribute to the additional payments made by Forward Management or its affiliates to financial intermediaries.

Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Funds) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in each Fund’s Fees and Expenses tables in this prospectus. Such additional payments are generally based on the average net assets of a Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of a Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of a Fund as disclosed in each Fund’s Fees and Expenses tables in this prospectus.

Revenue sharing arrangements may include payments for various purposes, including but not limited to:

•	Payments for providing shareholder recordkeeping, processing, accounting, and/or other administrative or distribution services;
•

Payments for placement of a Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including a Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for an intermediary’s examination of a Fund and payments for providing extra employee training and information relating to a Fund;
•	“Marketing support fees” for providing assistance in promoting the sale of Fund shares;
•	Provision of educational programs, including information and related support materials; and
•

Occasional meals and entertainment, tickets to sporting events, nominal gifts, and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

A list of the financial intermediaries with which Forward Management or its affiliates has entered into ongoing contractual arrangements as of January 1, 2014, as described in this section, is contained in the “Additional Payments to Intermediaries” section of the SAI. Forward Management or its affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

Please ask your financial intermediary for more information about these additional payments.

Dividends and Taxes

A Fund will normally pay a capital gain distribution in December, if available, and a spillover capital gain distribution in June, if available. However, a Fund may determine that a capital gain distribution will instead be of record and payable at other times, and a Fund may also make additional distributions of capital gains during a year.

The following Funds expect to declare and pay income dividends annually, if available:

Forward Commodity Long/Short Strategy Fund	Forward International Small Companies Fund
Forward Core Strategy Long/Short Fund	Forward Managed Futures Strategy Fund
Forward Emerging Markets Fund	Forward Small Cap Equity Fund
Forward Endurance Long/Short Fund	Forward Tactical Enhanced Fund
Forward Frontier Strategy Fund	Forward Tactical Growth Fund

The following Funds expect to declare and pay income dividends quarterly, if available:

Forward Credit Analysis Long/Short Fund	Forward Multi-Strategy Fund
Forward EM Corporate Debt Fund	Forward Real Estate Fund
Forward Global Infrastructure Fund	Forward Real Estate Long/Short Fund
Forward Growth & Income Allocation Fund	Forward Select Income Fund
Forward Growth Allocation Fund	Forward Select Opportunity Fund
Forward International Real Estate Fund

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Dividends and Taxes

The following Funds expect to declare and pay income dividends monthly, if available:

Forward Balanced Allocation Fund	Forward Income Builder Fund
Forward Dynamic Income Fund	Forward International Dividend Fund
Forward Global Dividend Fund	Forward Investment Grade Fixed-Income Fund
Forward High Yield Bond Fund	Forward Select EM Dividend Fund
Forward Income & Growth Allocation Fund

The following Funds expect to declare daily and pay income dividends monthly, if available:

Forward Floating NAV Short Duration Fund

Forward U.S. Government Money Fund

A shareholder will automatically receive all income, dividends, and capital gain distributions in additional full and fractional shares reinvested into their Forward Funds account, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

Tax-Exempt Income

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year (which may be the case with respect to the Forward Credit Analysis Long/Short Fund), the Fund will be able to report distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to report any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. Although a Fund may satisfy the 50% requirement for paying exempt interest dividends, there can be no assurance that any Fund will do so. Further, as discussed below, distributions of a Fund’s other income and gains generally will be includable in the taxable income of a Fund’s investors.

Federal Taxes

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state, and local or foreign tax consequences to you of investing in a Forward Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund reports a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Dividends attributable to interest are not eligible for the reductions in rates described below. Current tax law generally provides for a maximum tax rate for individual taxpayers of either 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts) on long-term gains and on certain qualifying dividends on corporate stock. Certain Funds do not expect to distribute significant amounts of qualified dividend income. These rate reductions do not apply to corporate taxpayers. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed that ordinary income tax rate applicable to the taxpayer. Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

As described above, if a Fund (such as the Forward Credit Analysis Long/Short Fund) invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). A Fund’s exempt-interest dividends may be subject to state or local taxes. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash.

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Dividends and Taxes

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Dividends declared by a Fund in October, November, or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Any loss realized upon the sale or exchange of Fund shares that you held for less than six months may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to such shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

The Funds are required to report to you and the Internal Revenue Service annually the cost basis information for sale transactions of shares purchased on or after January 1, 2012. You may elect to have one of several cost basis methods applied to your account when calculating the cost basis of shares sold, including average cost, first-in, first-out (FIFO), or another specific method. Unless you instruct otherwise, a Fund will use average cost as its default cost basis method. If you would like to use the average cost method of calculation, no action is required. To elect an alternative method, you should contact the Funds at (800) 999-6809 or Forward Funds, P.O. Box 1345, Denver, CO 80201. If your account is held with a financial intermediary, contact your financial intermediary regarding the reporting of cost basis and available elections for your account. You should consult your tax advisor to determine the best cost basis method for your situation.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% of all taxable distributions and redemption proceeds payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

As discussed in the relevant “Fund Summary” section above, certain Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

As discussed in the relevant “Fund Summary” section above, certain Funds receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce a Fund’s total return. If the amount of taxes withheld by foreign governments is material and certain requirements are met, a Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes, subject to certain limitations.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, or if you are a non-U.S. entity, each Fund will generally withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund.

Federal Income Tax Information for the Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund and Forward Select Opportunity Fund

Each of Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company under the Code. The IRS issued a revenue ruling in December 2005 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a

168

Dividends and Taxes

result, each Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments.

However, in Revenue Ruling 2006-31, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The IRS has currently suspended the issuance of private letter rulings relating to the tax treatment of income and gains generated by investments in commodity index-linked notes and income generated by investments in a subsidiary. Each Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the respective Subsidiary.

A private letter ruling cannot be used or cited as precedent and is binding on the IRS only for the taxpayer that receives it. The Funds have not obtained a ruling from the IRS with respect to their investments or their structure. Based on the principles underlying private letter rulings previously issued to other taxpayers, the Funds intend to treat their income from commodity index-linked notes and a Subsidiary as qualifying income without any such ruling from the IRS. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. There is also no assurance that the Funds will be able to obtain a favorable ruling from the IRS with respect to their request for their own private letter ruling. Furthermore, the tax treatment of a Fund’s investments in commodity-linked notes and the Subsidiary may be adversely affected by future legislation or Treasury regulations.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in a Subsidiary does not constitute qualifying income and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which might result in difficulty in implementing its investment strategy. If a Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

A foreign corporation, such as a Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. It is expected that each Subsidiary will conduct its activities so as to satisfy the requirements of a safe-harbor set forth in the Code, under which each Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. However, if a Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation.

A foreign corporation, such as a Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is in force between the United States and the Cayman Islands that would reduce the 30% rate of withholding tax. However, it is not expected that the Subsidiaries will derive income subject to U.S. withholding taxes.

Each Subsidiary will be treated as a CFC for U.S. federal income tax purposes. As a result, each Fund must include in gross income for such purposes all of the respective Subsidiary’s “subpart F” income when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the respective Fund. It is expected that all of the Subsidiaries’ income will be subpart F income. Each Fund’s tax basis in the respective Subsidiary will be increased as a result of the Fund’s recognition of the applicable Subsidiary’s subpart F income. Each Fund will not be taxed on distributions received from the respective Subsidiary to the extent of the Subsidiary’s previously-undistributed subpart F income although its tax basis in the Subsidiary will be decreased by such amount. All subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Subpart F income does not qualify for treatment as qualified dividend income. If a Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the Fund and such loss cannot be carried forward to offset taxable income of the Fund or the Subsidiary in future periods.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Forward Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

Investment in Real Estate Investment Trusts

Certain Funds may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT generally do not qualify for the intercorporate

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Dividends and Taxes

dividends-received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Forward Select Income Fund intends to, and the other Funds may, include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV beyond February 15.

Please see the SAI for additional tax information.

Portfolio Holdings Disclosure

Forward Funds discloses all portfolio holdings of each Fund as of the end of each month on its website at www.forwardinvesting.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day).

A description of the Forward Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.

Householding

To avoid sending duplicate copies of materials to households, Forward Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 999-6809. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

General Information

You can obtain current price, yield, and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Forward Funds’ shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance and other financial information for the last five years (or since inception, if shorter) of the Funds’ operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in each Fund increased (or lost) assuming reinvestment of all dividends and distributions.

Information for the fiscal years ended December 31, 2009 through and including 2013 for these Funds (except for the Forward Core Strategy Long/Short Fund and Forward Floating NAV Short Duration Fund) has been audited by PricewaterhouseCoopers LLP), whose report, along with the Funds’ financial statements, are included in these Funds’ Annual Reports that were filed with the SEC on March 6, 2014 (Accession No. 0001193125-14-086165).

Forward Core Strategy Long/Short Fund and Forward Floating NAV Short Duration Fund

The Forward Core Strategy Long/Short Fund shares were not offered during the fiscal years ended December 31, 2012 and 2013. The Forward Floating NAV Short Duration Fund shares were not offered during the fiscal years ended December 31, 2011, 2012 and 2013. Therefore, these Funds do not have financial highlights for the periods ended December 31, 2011, 2012 and 2013. Additional information about these Funds’ investments will be available in the Funds’ annual and semi-annual reports when they are available.

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Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Balanced Allocation Fund - Class A
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Year Ended December 31, 2009
Net asset value, beginning of period	$14.93	$13.95	$15.17	$14.56	$12.46
Income/(loss) from operations:
Net investment income(b)	0.48	0.38	0.30	0.67	0.42
Net realized and unrealized gain/(loss) on investments	0.41	0.99	(0.78)	0.64	2.11
Total from investment operations	0.89	1.37	(0.48)	1.31	2.53
Less distributions:
From investment income	(0.50)	(0.39)	(0.36)	(0.70)	(0.43)
From capital gains	—	—	(0.38)	—	—
Total distributions	(0.50)	(0.39)	(0.74)	(0.70)	(0.43)
Net increase/(decrease) in net asset value	0.39	0.98	(1.22)	0.61	2.10
Net asset value, end of period	$15.32	$14.93	$13.95	$15.17	$14.56
Total Return(c)	6.00%	9.89%	(3.21)%	9.14%	20.66%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,886	$5,904	$6,230	$20,392	$21,999
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	3.16%	2.60%	1.93%	4.55%	3.17%
Operating expenses including expense paid directly by the advisor(d)	0.62%	0.60%	0.51%	0.48%	0.52%
Net investment income excluding expense paid directly by the advisor	3.06%	2.50%	1.82%	4.44%	3.09%
Operating expenses excluding expense paid directly by the advisor(d)	0.72%	0.70%	0.62%	0.59%	0.60%
Portfolio turnover rate	46%	81%	78%	55%	28%

(a)	Prior to May 1, 2010, the Forward Balanced Allocation Fund Class A was known as the Accessor Balanced Allocation Fund A Class.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

171

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Balanced Allocation Fund - Class C
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Year Ended December 31, 2009
Net asset value, beginning of period	$14.91	$13.93	$15.15	$14.54	$12.45
Income/(loss) from operations:
Net investment income(b)	0.37	0.28	0.25	0.62	0.35
Net realized and unrealized gain/(loss) on investments	0.41	0.99	(0.83)	0.60	2.09
Total from investment operations	0.78	1.27	(0.58)	1.22	2.44
Less distributions:
From investment income	(0.39)	(0.29)	(0.26)	(0.61)	(0.35)
From capital gains	—	—	(0.38)	—	—
Total distributions	(0.39)	(0.29)	(0.64)	(0.61)	(0.35)
Net increase/(decrease) in net asset value	0.39	0.98	(1.22)	0.61	2.09
Net asset value, end of period	$15.30	$14.91	$13.93	$15.15	$14.54
Total Return(c)	5.30%	9.18%	(3.84)%	8.45%	19.82%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$6,639	$9,884	$11,984	$17,005	$15,548
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	2.41%	1.89%	1.68%	4.17%	2.64%
Operating expenses including expense paid directly by the advisor(d)	1.27%	1.25%	1.18%	1.13%	1.17%
Net investment income excluding expense paid directly by the advisor	2.31%	1.79%	1.57%	4.06%	2.56%
Operating expenses excluding expense paid directly by the advisor(d)	1.37%	1.35%	1.29%	1.24%	1.25%
Portfolio turnover rate	46%	81%	78%	55%	28%

(a)	Prior to May 1, 2010, the Forward Balanced Allocation Fund Class C was known as the Accessor Balanced Allocation Fund C Class.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

172

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Commodity Long/Short Strategy Fund - Class C
	Year Ended December 31, 2013(a)	Year Ended December 31, 2012(a)		Period Ended December 31, 2011(a)(b)
Net asset value, beginning of period	$20.04	$26.95		$28.49
Income/(loss) from operations:
Net investment loss(c)	(0.34)	(0.36)		(0.25)
Net realized and unrealized gain/(loss) on investments	2.01	(6.55)		(0.97)
Total from investment operations	1.67	(6.91)		(1.22)
Less distributions:
From investment income	(0.81)	—		(0.32)
Tax return of capital	(0.01)	—		(0.00	)(d)
Total distributions	(0.82)	—		(0.32)
Net increase/(decrease) in net asset value	0.85	(6.91)		(1.54)
Net asset value, end of period	$20.89	$20.04		$26.95
Total Return(e)	8.38%	(25.61)%		(4.32	)%(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,798	$5,540		$5,180
Ratios to average net assets:
Net investment loss including reimbursement/waiver/recoupment of past fees waived by advisor	(1.62)%	(1.52)%		(1.40	)%(g)
Operating expenses including reimbursement/waiver/recoupment of past fees waived by advisor	2.36%	2.31	%(h)	2.47	%(g)
Operating expenses excluding reimbursement/waiver	2.36%	2.31%		2.49	%(g)
Portfolio turnover rate	59%	90%		39	%(i)

(a)	Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.
(b)	The Fund began offering Class C shares on May 4, 2011.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.
(h)	Effective May 1, 2012, the Advisor agreed not to limit expenses.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

173

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Commodity Long/Short Strategy Fund - Advisor Class
	Year Ended December 31, 2013(a)(b)	Year Ended December 31, 2012(a)		Period Ended December 31, 2011(a)(c)
Net asset value, beginning of period	$20.27	$26.99		$26.66
Income/(loss) from operations:
Net investment loss(d)	(0.15)	(0.13)		(0.01)
Net realized and unrealized gain/(loss) on investments	2.03	(6.59)		0.70
Total from investment operations	1.88	(6.72)		0.69
Less distributions:
From investment income	(1.02)	—		(0.36)
Tax return of capital	(0.01)	—		(0.00	)(e)
Total distributions	(1.03)	—		(0.36)
Net increase/(decrease) in net asset value	0.85	(6.72)		0.33
Net asset value, end of period	$21.12	$20.27		$26.99
Total Return	9.32%	(25.12)%		2.91	%(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$50,007	$34,297		$1,728
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(0.70)%	(0.56)%		(0.27	)%(g)
Operating expenses including reimbursement/waiver	1.44%	1.37	%(h)	1.52	%(g)
Operating expenses excluding reimbursement/waiver	1.44%	1.37%		3.19	%(g)
Portfolio turnover rate	59%	90%		39	%(i)

(a)	Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.
(b)	Prior to May 1, 2013, the Forward Commodity Long/Short Strategy Fund Advisor Class was known as the Forward Commodity Long/Short Strategy Fund Class M.
(c)	The Fund began offering Advisor Class shares on December 7, 2011.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Amount represents less than $0.01 per share.
(f)	Not Annualized.
(g)	Annualized.
(h)	Effective May 1, 2012, the Advisor agreed not to limit expenses.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

174

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Credit Analysis Long/Short Fund - Class A
	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Period Ended December 31, 2010(b)
Net asset value, beginning of period	$8.90		$8.08	$7.95	$8.70
Income/(loss) from operations:
Net investment income	0.28	(c)	0.22 (c)	0.31 (c)	0.14
Net realized and unrealized gain/(loss) on investments	(1.56)		0.88	0.14	(0.63)
Total from investment operations	(1.28)		1.10	0.45	(0.49)
Less distributions:
From investment income	(0.39)		(0.22)	(0.30)	(0.19)
From capital gains	(0.19)		(0.06)	(0.02)	(0.07)
Total distributions	(0.58)		(0.28)	(0.32)	(0.26)
Net increase/(decrease) in net asset value	(1.86)		0.82	0.13	(0.75)
Net asset value, end of period	$7.04		$8.90	$8.08	$7.95
Total Return(d)	(14.60)%		13.69%	5.68%	(5.69	)%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,576		$18,480	$1,621	$2,360
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	3.93%		2.96%	6.06%	5.63	%(f)
Operating expenses including reimbursement/waiver	2.11	%(g)	2.14%	2.14%	2.14	%(f)
Operating expenses excluding reimbursement/waiver	2.24%		2.24%	2.29%	2.36	%(f)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	3.33%		2.49%	3.88%	4.46	%(f)
Operating expenses including reimbursement/waiver	2.71	%(g)	2.61%	4.32%	3.31	%(f)
Operating expenses excluding reimbursement/waiver	2.84%		2.71%	4.47%	3.53	%(f)
Portfolio turnover rate	125%		63%	133%	89	%(h)

(a)	Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.
(b)	The Fund began offering Class A shares on September 1, 2010.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	Effective October 1, 2013, the net expense limitation changed from 2.14% to 1.94%.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

175

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Credit Analysis Long/Short Fund - Class C
	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010		Period Ended December 31, 2009(b)
Net asset value, beginning of period	$8.93		$8.09	$7.97	$8.10		$7.26
Income/(loss) from operations:
Net investment income	0.24	(c)	0.19 (c)	0.27 (c)	0.39		0.29
Net realized and unrealized gain/(loss) on investments	(1.56)		0.88	0.13	(0.10)		0.88
Total from investment operations	(1.32)		1.07	0.40	0.29		1.17
Less distributions:
From investment income	(0.35)		(0.17)	(0.26)	(0.35)		(0.33)
From capital gains	(0.19)		(0.06)	(0.02)	(0.07)		—
Total distributions	(0.54)		(0.23)	(0.28)	(0.42)		(0.33)
Net increase/(decrease) in net asset value	(1.86)		0.84	0.12	(0.13)		0.84
Net asset value, end of period	$7.07		$8.93	$8.09	$7.97		$8.10
Total Return(d)	(14.98)%		13.33%	5.07%	3.50%		16.37	%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$10,744		$29,013	$15,550	$15,357		$4,377
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	3.48%		2.67%	5.51%	5.75%		9.32	%(f)
Operating expenses including reimbursement/waiver	2.56	%(g)	2.59%	2.59%	2.58	%(h)	2.24	%(f)
Operating expenses excluding reimbursement/waiver	2.69%		2.68%	2.74%	2.76%		2.41	%(f)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	2.88%		2.21%	3.33%	4.51%		6.55	%(f)
Operating expenses including reimbursement/waiver	3.16	%(g)	3.06%	4.77%	3.82	%(h)	5.01	%(f)
Operating expenses excluding reimbursement/waiver	3.29%		3.15%	4.92%	4.00%		5.18	%(f)
Portfolio turnover rate	125%		63%	133%	89%		221	%(i)

(a)	Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.
(b)	The Fund began offering Class C shares on June 3, 2009.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	Effective October 1, 2013, the net expense limitation changed from 2.59% to 2.39%.
(h)	Effective May 1, 2010, the net expense limitation changed from 2.55% to 2.59%.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

176

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Credit Analysis Long/Short Fund - Advisor Class
	Year Ended December 31, 2013(a)		Year Ended December 31, 2012	Year Ended December 31, 2011(b)	Period Ended December 31, 2010(c)
Net asset value, beginning of period	$8.88		$8.04	$7.91	$8.17
Income/(loss) from operations:
Net investment income	0.32	(d)	0.26 (d)	0.35 (d)	0.40
Net realized and unrealized gain/(loss) on investments	(1.56)		0.89	0.14	(0.17)
Total from investment operations	(1.24)		1.15	0.49	0.23
Less distributions:
From investment income	(0.44)		(0.25)	(0.34)	(0.42)
From capital gains	(0.19)		(0.06)	(0.02)	(0.07)
Total distributions	(0.63)		(0.31)	(0.36)	(0.49)
Net increase/(decrease) in net asset value	(1.87)		0.84	0.13	(0.26)
Net asset value, end of period	$7.01		$8.88	$8.04	$7.91
Total Return	(14.24)%		14.43%	6.24%	2.73	%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$11,800		$101,263	$4,120	$4,930
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	4.34%		3.44%	6.54%	6.85	%(f)
Operating expenses including reimbursement/waiver	1.65	%(g)	1.64%	1.64%	1.63	%(f)(h)
Operating expenses excluding reimbursement/waiver	1.75%		1.74%	1.79%	1.85	%(f)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	3.74%		2.97%	4.36%	5.50	%(f)
Operating expenses including reimbursement/waiver	2.25	%(g)	2.11%	3.82%	2.98	%(f)(h)
Operating expenses excluding reimbursement/waiver	2.36%		2.20%	3.97%	3.20	%(f)
Portfolio turnover rate	125%		63%	133%	89	%(i)

(a)	Prior to May 1, 2013, the Forward Credit Analysis Long/Short Fund Advisor Class was known as the Forward Credit Analysis Long/Short Fund Class M.
(b)	Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.
(c)	The Fund began offering Advisor Class shares on February 1, 2010.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not Annualized.
(f)	Annualized.
(g)	Effective May 1, 2013, the net expense limitation changed from 1.64% to 1.69%. Effective October 1, 2013, the net expense limitation changed from 1.69% to 1.49%.
(h)	Effective May 1, 2010, the net expense limitation changed from 1.60% to 1.64%.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

177

Financial Highlights

For a share outstanding throughout the period presented.

	Forward Dynamic Income Fund - Class A
	Period Ended December 31, 2013(a)
Net asset value, beginning of period	$25.00
Income/(loss) from operations:
Net investment income(b)	0.68
Net realized and unrealized gain on investments	0.07
Total from investment operations	0.75
Less distributions:
From investment income	(0.79)
From capital gains	(0.01)
Tax return of capital	(0.04)
Total distributions	(0.84)
Net decrease in net asset value	(0.09)
Net asset value, end of period	$24.91
Total Return(c)	3.05	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$224
Ratios to average net assets:
Net investment income including reimbursement/waiver	6.58	%(e)
Operating expenses including reimbursement/waiver	1.79	%(e)
Operating expenses excluding reimbursement/waiver	6.10	%(e)
Portfolio turnover rate	755	%(d)

(a)	The Fund began offering Class A shares on August 1, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Not Annualized.
(e)	Annualized.

178

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward EM Corporate Debt Fund - Class C
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of period	$10.01	$9.13	$11.08	$10.66	$9.35
Income/(loss) from operations:
Net investment income	0.58 (b)	0.54 (b)	0.52 (b)	0.44	0.42
Net realized and unrealized gain/(loss) on investments	(0.60)	0.73	(0.87)	0.17	1.23
Total from investment operations	(0.02)	1.27	(0.35)	0.61	1.65
Less distributions:
From investment income	(0.54)	(0.39)	(1.60)	(0.19)	(0.34)
Total distributions	(0.54)	(0.39)	(1.60)	(0.19)	(0.34)
Net increase/(decrease) in net asset value	(0.56)	0.88	(1.95)	0.42	1.31
Net asset value, end of period	$9.45	$10.01	$9.13	$11.08	$10.66
Total Return	(0.03)%	13.99%	(3.31)%	5.87%	18.00%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,915	$1,695	$1,142	$2,345	$4,445
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver/ recoupment of past waived fees by advisor	6.04%	5.56%	4.54%	3.24%	4.24%
Operating expenses including reimbursement/waiver/ recoupment of past waived fees by advisor	1.93%	1.94%	1.94%	1.94%	1.63	%(c)
Operating expenses excluding reimbursement/waiver	1.93%	2.03%	2.48%	2.38%	1.77%
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver/ recoupment of past waived fees by advisor	5.95%	n/a	n/a	n/a	n/a
Operating expenses including reimbursement/waiver/ recoupment of past waived fees by advisor	2.02%	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.02%	n/a	n/a	n/a	n/a
Portfolio turnover rate	85%	91%	357%	74%	59%

(a)	Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective May 1, 2009, the net expense limitation changed from 1.89% to 1.94%.

179

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Emerging Markets Fund - Advisor Class
	Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Year Ended December 31, 2011	Period Ended December 31, 2010(b)
Net asset value, beginning of period	$10.98		$9.86		$21.34	$20.49
Income/(loss) from operations:
Net investment income	0.18	(c)	0.15	(c)	0.17 (c)	0.06
Net realized and unrealized gain/(loss) on investments	0.03		1.67		(4.67)	4.78
Total from investment operations	0.21		1.82		(4.50)	4.84
Less distributions:
From investment income	(0.16)		(0.03)		(0.63)	(0.31)
From capital gains	—		(0.67)		(6.35)	(3.68)
Total distributions	(0.16)		(0.70)		(6.98)	(3.99)
Net increase/(decrease) in net asset value	0.05		1.12		(11.48)	0.85
Net asset value, end of period	$11.03		$10.98		$9.86	$21.34
Total Return	1.90%		18.71%		(21.96)%	24.30	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,253		$697		$180	$340
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.60%		1.42%		0.86%	0.35	%(e)
Operating expenses including reimbursement/waiver	1.43	%(f)	1.39	%(g)(h)	1.39%	1.39	%(e)
Operating expenses excluding reimbursement/waiver	2.08%		2.72%		1.74%	1.64	%(e)
Portfolio turnover rate	88%		150%		102%	129	%(i)

(a)	Prior to May 1, 2013, the Forward Emerging Markets Fund Advisor Class was known as the Forward Emerging Markets Fund Class M.
(b)	The Fund began offering Advisor Class shares on February 1, 2010.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective May 1, 2013, the net expense limitation changed from 1.39% to 1.44%.
(g)	Effective May 1, 2012, the net expense limitation changed from 1.39% to 1.49%.
(h)	Effective September 1, 2012, the net expense limitation changed from 1.49% to 1.39%.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

180

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Endurance Long/Short Fund - Institutional Class
	Year Ended December 31, 2013	Year Ended December 31, 2012(a)
Net asset value, beginning of period	$25.91	$25.00
Income/(loss) from operations:
Net investment loss(b)	(0.53)	(0.43)
Net realized and unrealized gain on investments	5.84	1.34
Total from investment operations	5.31	0.91
Less distributions:
From capital gains	(1.75)	—
Total distributions	(1.75)	—
Net increase in net asset value	3.56	0.91
Net asset value, end of period	$29.47	$25.91
Total Return	20.66%	3.64	%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$6,309	$4,652
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment loss including reimbursement/waiver	(1.28)%	(1.16	)%(d)
Operating expenses including reimbursement/waiver	1.83%	1.98	%(d)
Operating expenses excluding reimbursement/waiver	2.68%	3.02	%(d)
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment loss including reimbursement/waiver	(1.90)%	(1.68	)%(d)
Operating expenses including reimbursement/waiver	2.45%	2.50	%(d)
Operating expenses excluding reimbursement/waiver	3.31%	3.53	%(d)
Portfolio turnover rate	283%	283	%(c)

(a)	The Fund began offering Institutional Class shares on January 3, 2012.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.

181

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Frontier Strategy Fund - Advisor Class
	Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Period Ended December 31, 2011(b)
Net asset value, beginning of period	$9.82		$9.90		$12.39
Income/(loss) from operations:
Net investment income/(loss)(c)	0.02	(d)	(0.02)		0.02
Net realized and unrealized gain/(loss) on investments	2.23		0.63		(2.49)
Total from investment operations	2.25		0.61		(2.47)
Less distributions:
From investment income	(0.13)		(0.69)		—
From capital gains	(0.00	)(e)	—		(0.02)
Total distributions	(0.13)		(0.69)		(0.02)
Net increase/(decrease) in net asset value	2.12		(0.08)		(2.49)
Net asset value, end of period	$11.94		$9.82		$9.90
Total Return	22.93%		6.16%		(19.90	)%(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,105		$9		$9
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	0.18%		(0.25)%		0.30	%(g)
Operating expenses including reimbursement/waiver	0.99	%(h)	1.25	%(i)	n/a
Operating expenses excluding reimbursement/waiver	1.24%		1.26%		1.25	%(g)
Portfolio turnover rate	57%		69%		116	%(j)

(a)	Prior to May 1, 2013, the Forward Frontier Strategy Fund Advisor Class was known as the Forward Frontier Strategy Fund Class M.
(b)	The Fund began offering Advisor Class shares on May 2, 2011.
(c)	Per share amounts are based upon average shares outstanding.
(d)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(e)	Amount represents less than $0.01 per share.
(f)	Not Annualized.
(g)	Annualized.
(h)	Effective May 1, 2013, the net expense limitation changed from 1.19% to 0.99%.
(i)	Effective June 8, 2012, the Advisor agreed to limit expense at 1.19%.
(j)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

182

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Global Dividend Fund - Class A
	Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Year Ended December 31, 2011(b)	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of period	$10.77		$10.38		$10.34	$9.17	$7.45
Income/(loss) from operations:
Net investment income	0.42	(c)	0.51	(c)	0.30 (c)	0.07	0.04
Net realized and unrealized gain on investments	1.29		0.39		0.12	1.16	1.73
Total from investment operations	1.71		0.90		0.42	1.23	1.77
Less distributions:
From investment income	(0.40)		(0.48)		(0.38)	(0.06)	(0.05)
Tax return of capital	—		(0.03)		—	—	—
Total distributions	(0.40)		(0.51)		(0.38)	(0.06)	(0.05)
Net increase in net asset value	1.31		0.39		0.04	1.17	1.72
Net asset value, end of period	$12.08		$10.77		$10.38	$10.34	$9.17
Total Return(d)	16.02%		8.78%		4.09%	13.45%	23.78%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$11,630		$10,451		$9,369	$15,266	$13,761
Ratios to average net assets:
Net investment income including reimbursement/waiver	3.57%		4.71%		2.83%	0.75%	0.64%
Operating expenses including reimbursement/waiver	1.46	%(e)	1.42	%(f)	1.49%	1.49%	1.49%
Operating expenses excluding reimbursement/waiver	1.94%		1.93%		1.87%	1.85%	2.01%
Portfolio turnover rate	142%		53%		101%	73%	182%

(a)	Prior to February 20, 2013 the Forward Global Dividend Fund was known as the Forward Large Cap Dividend Fund.
(b)	Prior to November 1, 2011, the Forward Large Cap Dividend Fund was known as the Forward Large Cap Equity Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Effective May 1, 2013, the net expense limitation changed from 1.39% to 1.49%.
(f)	Effective May 1, 2012, the net expense limitation changed from 1.49% to 1.39%.

183

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Global Infrastructure Fund - Class A
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009(a)
Net asset value, beginning of period	$21.12	$18.72	$20.28		$19.38	$15.35
Income/(loss) from operations:
Net investment income	0.24 (b)	0.26 (b)	0.36	(b)	0.40	0.40
Net realized and unrealized gain/(loss) on investments	2.11	2.43	(1.60)		1.12	4.08
Total from investment operations	2.35	2.69	(1.24)		1.52	4.48
Less distributions:
From investment income	(0.18)	(0.29)	(0.32)		(0.62)	(0.45)
Total distributions	(0.18)	(0.29)	(0.32)		(0.62)	(0.45)
Redemption fees added to paid in capital	—	—	—		—	0.00 (c)
Net increase/(decrease) in net asset value	2.17	2.40	(1.56)		0.90	4.03
Net asset value, end of period	$23.29	$21.12	$18.72		$20.28	$19.38
Total Return(d)	11.26%	14.57%	(6.24)%		8.29%	29.53%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$22,524	$23,848	$27,248		$50,631	$73,490
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.10%	1.31%	1.75%		1.85%	2.42%
Operating expenses including reimbursement/waiver	n/a	n/a	1.52	%(e)	1.50%	1.49%
Operating expenses excluding reimbursement/waiver	1.74%	1.58%	1.52%		1.51%	1.57%
Portfolio turnover rate	101%	74%	88%		85%	61%

(a)	Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Effective July 1, 2011, the Advisor agreed not to limit expenses.

184

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Global Infrastructure Fund - Class B
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009(a)
Net asset value, beginning of period	$21.10	$18.73	$20.28		$19.36	$15.30
Income/(loss) from operations:
Net investment income	0.11 (b)	0.13 (b)	0.20	(b)	0.26	0.27
Net realized and unrealized gain/(loss) on investments	2.11	2.42	(1.59)		1.13	4.05
Total from investment operations	2.22	2.55	(1.39)		1.39	4.32
Less distributions:
From investment income	(0.11)	(0.18)	(0.16)		(0.47)	(0.26)
Total distributions	(0.11)	(0.18)	(0.16)		(0.47)	(0.26)
Redemption fees added to paid in capital	—	—	—		—	0.00 (c)
Net increase/(decrease) in net asset value	2.11	2.37	(1.55)		0.92	4.06
Net asset value, end of period	$23.21	$21.10	$18.73		$20.28	$19.36
Total Return(d)	10.61%	13.78%	(6.93)%		7.50%	28.52%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,288	$1,608	$2,203		$3,184	$4,140
Ratios to average net assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	0.50%	0.65%	0.98%		1.17%	1.66%
Operating expenses including reimbursement/waiver	n/a	n/a	2.27	%(e)	2.25%	2.24%
Operating expenses excluding reimbursement/waiver	2.32%	2.23%	2.28%		2.26%	2.32%
Portfolio turnover rate	101%	74%	88%		85%	61%

(a)	Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Effective July 1, 2011, the Advisor agreed not to limit expenses.

185

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Global Infrastructure Fund - Class C
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009(a)
Net asset value, beginning of period	$21.14	$18.77	$20.32		$19.40	$15.32
Income/(loss) from operations:
Net investment income	0.11 (b)	0.13 (b)	0.20	(b)	0.26	0.28
Net realized and unrealized gain/(loss) on investments	2.11	2.43	(1.58)		1.13	4.05
Total from investment operations	2.22	2.56	(1.38)		1.39	4.33
Less distributions:
From investment income	(0.11)	(0.19)	(0.17)		(0.47)	(0.25)
Total distributions	(0.11)	(0.19)	(0.17)		(0.47)	(0.25)
Redemption fees added to paid in capital	—	—	—		—	0.00 (c)
Net increase/(decrease) in net asset value	2.11	2.37	(1.55)		0.92	4.08
Net asset value, end of period	$23.25	$21.14	$18.77		$20.32	$19.40
Total Return(d)	10.60%	13.78%	(6.90)%		7.51%	28.54%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$7,350	$8,223	$8,397		$11,697	$15,035
Ratios to average net assets:
Net investment income including reimbursement/waiver/ recoupment of past waived fees by advisor	0.51%	0.63%	0.99%		1.14%	1.66%
Operating expenses including reimbursement/waiver	n/a	n/a	2.28	%(e)	2.25%	2.24%
Operating expenses excluding reimbursement/waiver	2.32%	2.23%	2.28%		2.26%	2.32%
Portfolio turnover rate	101%	74%	88%		85%	61%

(a)	Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Effective July 1, 2011, the Advisor agreed not to limit expenses.

186

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Global Infrastructure Fund - Advisor Class
	Year Ended December 31, 2013(a)	Year Ended December 31, 2012	Year Ended December 31, 2011		Period Ended December 31, 2010(b)
Net asset value, beginning of period	$21.10	$18.72	$20.27		$18.70
Income/(loss) from operations:
Net investment income	0.44 (c)	0.29 (c)	0.41	(c)	0.33
Net realized and unrealized gain/(loss) on investments	1.98	2.45	(1.58)		1.91
Total from investment operations	2.42	2.74	(1.17)		2.24
Less distributions:
From investment income	(0.22)	(0.36)	(0.38)		(0.67)
Total distributions	(0.22)	(0.36)	(0.38)		(0.67)
Net increase/(decrease) in net asset value	2.20	2.38	(1.55)		1.57
Net asset value, end of period	$23.30	$21.10	$18.72		$20.27
Total Return	11.63%	14.89%	(5.92)%		12.49	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$432	$3,694	$223		$168
Ratios to average net assets:
Net investment income including reimbursement/waiver/ recoupment of past waived fees by advisor	2.00%	1.45%	2.03%		2.60	%(e)
Operating expenses including reimbursement/waiver	n/a	n/a	1.28	%(f)	1.24	%(e)
Operating expenses excluding reimbursement/waiver	1.29%	1.24%	1.29%		1.26	%(e)
Portfolio turnover rate	101%	74%	88%		85	%(g)

(a)	Prior to May 1, 2013, the Forward Global Infrastructure Fund Advisor Class was known as the Forward Global Infrastructure Fund Class M.
(b)	The Fund began offering Advisor Class shares on February 1, 2010.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective July 1, 2011, the Advisor agreed not to limit expenses.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

187

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Growth & Income Allocation Fund - Class A
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Year Ended December 31, 2009
Net asset value, beginning of period	$14.99	$13.92	$14.80	$14.13	$11.93
Income/(loss) from operations:
Net investment income(b)	0.47	0.37	0.28	0.68	0.37
Net realized and unrealized gain/(loss) on investments	0.75	1.10	(0.81)	0.71	2.23
Total from investment operations	1.22	1.47	(0.53)	1.39	2.60
Less distributions:
From investment income	(0.50)	(0.40)	(0.29)	(0.72)	(0.40)
From capital gains	—	—	(0.06)	—	—
Total distributions	(0.50)	(0.40)	(0.35)	(0.72)	(0.40)
Net increase/(decrease) in net asset value	0.72	1.07	(0.88)	0.67	2.20
Net asset value, end of period	$15.71	$14.99	$13.92	$14.80	$14.13
Total Return(c)	8.23%	10.62%	(3.59)%	9.92%	22.04%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$9,262	$12,222	$12,691	$17,864	$19,428
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	3.00%	2.53%	1.87%	4.69%	2.95%
Operating expenses including expense paid directly by the advisor(d)	0.63%	0.60%	0.56%	0.51%	0.53%
Net investment income excluding expense paid directly by the advisor	2.90%	2.42%	1.74%	4.56%	2.85%
Operating expenses excluding expense paid directly by the advisor(d)	0.73%	0.71%	0.69%	0.64%	0.63%
Portfolio turnover rate	62%	84%	79%	47%	28%

(a)	Prior to May 1, 2010, the Forward Growth & Income Allocation Fund Class A was known as the Accessor Growth & Income Allocation Fund A Class.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

188

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Growth & Income Allocation Fund - Class C
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Year Ended December 31, 2009
Net asset value, beginning of period	$14.99	$13.90	$14.77	$14.11	$11.91
Income/(loss) from operations:
Net investment income(b)	0.36	0.23	0.17	0.60	0.29
Net realized and unrealized gain/(loss) on investments	0.75	1.15	(0.79)	0.68	2.22
Total from investment operations	1.11	1.38	(0.62)	1.28	2.51
Less distributions:
From investment income	(0.39)	(0.29)	(0.19)	(0.62)	(0.31)
From capital gains	—	—	(0.06)	—	—
Total distributions	(0.39)	(0.29)	(0.25)	(0.62)	(0.31)
Net increase/(decrease) in net asset value	0.72	1.09	(0.87)	0.66	2.20
Net asset value, end of period	$15.71	$14.99	$13.90	$14.77	$14.11
Total Return(c)	7.56%	9.89%	(4.19)%	9.16%	21.20%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$10,385	$14,466	$22,529	$32,334	$33,843
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	2.35%	1.57%	1.18%	4.20%	2.32%
Operating expenses including expense paid directly by the advisor(d)	1.28%	1.25%	1.21%	1.16%	1.18%
Net investment income excluding expense paid directly by the advisor	2.25%	1.45%	1.05%	4.07%	2.22%
Operating expenses excluding expense paid directly by the advisor(d)	1.38%	1.37%	1.34%	1.29%	1.28%
Portfolio turnover rate	62%	84%	79%	47%	28%

(a)	Prior to May 1, 2010, the Forward Growth & Income Allocation Fund Class C was known as the Accessor Growth & Income Allocation Fund C Class.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

189

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Growth Allocation Fund - Class A
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Year Ended December 31, 2009
Net asset value, beginning of period	$14.08	$12.94	$14.72	$13.99	$11.61
Income/(loss) from operations:
Net investment income(b)	0.46	0.38	0.17	0.66	0.31
Net realized and unrealized gain/(loss) on investments	0.81	1.19	(1.01)	0.80	2.40
Total from investment operations	1.27	1.57	(0.84)	1.46	2.71
Less distributions:
From investment income	(0.45)	(0.43)	(0.16)	(0.73)	(0.33)
From capital gains	—	—	(0.78)	—	—
Total distributions	(0.45)	(0.43)	(0.94)	(0.73)	(0.33)
Net increase/(decrease) in net asset value	0.82	1.14	(1.78)	0.73	2.38
Net asset value, end of period	$14.90	$14.08	$12.94	$14.72	$13.99
Total Return(c)	9.15%	12.25%	(5.73)%	10.48%	23.53%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$10,058	$10,553	$12,709	$17,670	$20,268
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	3.12%	2.78%	1.14%	4.61%	2.52%
Operating expenses including expense paid directly by the advisor(d)	0.64%	0.61%	0.56%	0.53%	0.53%
Net investment income excluding expense paid directly by the advisor	3.02%	2.67%	1.00%	4.47%	2.42%
Operating expenses excluding expense paid directly by the advisor(d)	0.74%	0.72%	0.70%	0.67%	0.63%
Portfolio turnover rate	83%	89%	84%	70%	32%

(a)	Prior to May 1, 2010, the Forward Growth Allocation Fund Class A was known as the Accessor Growth Allocation Fund A Class.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

190

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Growth Allocation Fund - Class C
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Year Ended December 31, 2009
Net asset value, beginning of period	$13.96	$12.83	$14.63	$13.92	$11.55
Income/(loss) from operations:
Net investment income(b)	0.34	0.27	0.07	0.56	0.23
Net realized and unrealized gain/(loss) on investments	0.84	1.21	(0.99)	0.78	2.39
Total from investment operations	1.18	1.48	(0.92)	1.34	2.62
Less distributions:
From investment income	(0.36)	(0.35)	(0.10)	(0.63)	(0.25)
From capital gains	—	—	(0.78)	—	—
Total distributions	(0.36)	(0.35)	(0.88)	(0.63)	(0.25)
Net increase/(decrease) in net asset value	0.82	1.13	(1.80)	0.71	2.37
Net asset value, end of period	$14.78	$13.96	$12.83	$14.63	$13.92
Total Return(c)	8.49%	11.57%	(6.31)%	9.67%	22.79%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$10,881	$14,018	$20,321	$27,871	$30,775
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	2.30%	2.00%	0.50%	3.97%	1.88%
Operating expenses including expense paid directly by the advisor(d)	1.29%	1.26%	1.21%	1.18%	1.18%
Net investment income excluding expense paid directly by the advisor	2.20%	1.89%	0.36%	3.83%	1.78%
Operating expenses excluding expense paid directly by the advisor(d)	1.39%	1.37%	1.35%	1.32%	1.28%
Portfolio turnover rate	83%	89%	84%	70%	32%

(a)	Prior to May 1, 2010, the Forward Growth Allocation Fund Class C was known as the Accessor Growth Allocation Fund C Class.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

191

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward High Yield Bond Fund - Class C
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Year Ended December 31, 2009
Net asset value, beginning of period	$10.38	$9.70	$10.03	$9.52	$7.44
Income/(loss) from operations:
Net investment income(b)	0.51	0.60	0.64	0.72	0.74
Net realized and unrealized gain/(loss) on investments	0.06	0.69	(0.33)	0.49	2.08
Total from investment operations	0.57	1.29	0.31	1.21	2.82
Less distributions:
From investment income	(0.50)	(0.61)	(0.64)	(0.70)	(0.74)
From capital gains	(0.13)	—	—	—	—
Total distributions	(0.63)	(0.61)	(0.64)	(0.70)	(0.74)
Net increase/(decrease) in net asset value	(0.06)	0.68	(0.33)	0.51	2.08
Net asset value, end of period	$10.32	$10.38	$9.70	$10.03	$9.52
Total Return(c)	5.67%	13.69%	3.13%	13.18%	39.12%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,258	$1,241	$1,029	$950	$760
Ratios to average net assets:
Net investment income	4.85%	5.96%	6.40%	7.37%	8.66%
Operating expenses	1.71%	1.73%	1.76%	1.87%	1.92%
Portfolio turnover rate	198%	210%	320%	296%	202%

(a)	Prior to May 1, 2010, the Forward High Yield Bond Fund Class C was known as the Accessor High Yield Bond Fund C Class.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.

192

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Income & Growth Allocation Fund - Class A
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)		Year Ended December 31, 2009
Net asset value, beginning of period	$15.23	$14.25	$14.92	$14.39		$12.60
Income/(loss) from operations:
Net investment income(b)	0.49	0.43	0.42	0.58		0.46
Net realized and unrealized gain/(loss) on investments	0.01	0.99	(0.57)	0.56		1.81
Total from investment operations	0.50	1.42	(0.15)	1.14		2.27
Less distributions:
From investment income	(0.48)	(0.44)	(0.47)	(0.61)		(0.48)
From capital gains	(1.05)	—	(0.05)	(0.00	)(c)	—
Total distributions	(1.53)	(0.44)	(0.52)	(0.61)		(0.48)
Net increase/(decrease) in net asset value	(1.03)	0.98	(0.67)	0.53		1.79
Net asset value, end of period	$14.20	$15.23	$14.25	$14.92		$14.39
Total Return(d)	3.35%	10.07%	(1.02)%	8.05%		18.35%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$997	$1,085	$1,206	$2,745		$3,118
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	3.19%	2.88%	2.80%	3.96%		3.48%
Operating expenses including expense paid directly by the advisor(e)	0.74%	0.54%	0.53%	0.53%		0.61%
Net investment income excluding expense paid directly by the advisor	3.09%	2.78%	2.70%	3.85%		3.41%
Operating expenses excluding expense paid directly by the advisor(e)	0.84%	0.64%	0.63%	0.64%		0.68%
Portfolio turnover rate	38%	83%	95%	53%		25%

(a)	Prior to May 1, 2010 the Forward Income & Growth Fund Class A was known as the Accessor Income & Growth Allocation Fund A Class.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Excludes expenses of the affiliated funds in which the Fund invests.

193

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Income & Growth Allocation Fund - Class C
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)		Year Ended December 31, 2009
Net asset value, beginning of period	$15.18	$14.21	$14.88	$14.35		$12.57
Income/(loss) from operations:
Net investment income(b)	0.34	0.32	0.37	0.50		0.37
Net realized and unrealized gain/(loss) on investments	0.06	0.99	(0.61)	0.54		1.80
Total from investment operations	0.40	1.31	(0.24)	1.04		2.17
Less distributions:
From investment income	(0.37)	(0.34)	(0.38)	(0.51)		(0.39)
From capital gains	(1.05)	—	(0.05)	(0.00	)(c)	—
Total distributions	(1.42)	(0.34)	(0.43)	(0.51)		(0.39)
Net increase/(decrease) in net asset value	(1.02)	0.97	(0.67)	0.53		1.78
Net asset value, end of period	$14.16	$15.18	$14.21	$14.88		$14.35
Total Return(d)	2.73%	9.31%	(1.65)%	7.37%		17.54%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,015	$4,066	$5,597	$6,744		$6,387
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	2.22%	2.14%	2.51%	3.44%		2.82%
Operating expenses including expense paid directly by the advisor(e)	1.38%	1.19%	1.18%	1.19%		1.26%
Net investment income excluding expense paid directly by the advisor	2.12%	2.04%	2.40%	3.34%		2.75%
Operating expenses excluding expense paid directly by the advisor(e)	1.48%	1.29%	1.29%	1.29%		1.33%
Portfolio turnover rate	38%	83%	95%	53%		25%

(a)	Prior to May 1, 2010 the Forward Income & Growth Fund Class C was known as the Accessor Income & Growth Allocation Fund C Class.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Excludes expenses of the affiliated funds in which the Fund invests.

194

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Income Builder Fund - Class A
	Year Ended December 31, 2013		Year Ended December 31, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009
Net asset value, beginning of period	$15.34		$14.51	$14.39	$13.99	$12.77
Income/(loss) from operations:
Net investment income(c)	0.84		0.85	0.66	0.54	0.63
Net realized and unrealized gain/(loss) on investments	(0.07)		0.74	0.13	0.39	1.22
Total from investment operations	0.77		1.59	0.79	0.93	1.85
Less distributions:
From investment income	(0.71)		(0.76)	(0.67)	(0.53)	(0.63)
From capital gains	(0.05)		—	—	—	—
Total distributions	(0.76)		(0.76)	(0.67)	(0.53)	(0.63)
Net increase in net asset value	0.01		0.83	0.12	0.40	1.22
Net asset value, end of period	$15.35		$15.34	$14.51	$14.39	$13.99
Total Return(d)	5.10%		11.25%	5.59%	6.75%	14.86%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,817		$693	$274	$830	$726
Ratios to average net assets:
Net investment income including waiver and expense paid directly by the advisor	5.42%		5.73%	4.50%	3.79%	4.69%
Operating expenses including waiver and expense paid directly by the advisor(e)	0.74	%(f)	0.77%	0.70%	0.66%	0.71%
Net investment income excluding waiver and expense paid directly by the advisor	5.35%		5.62%	4.38%	3.67%	4.62%
Operating expenses excluding waiver and expense paid directly by the advisor(e)	0.81%		0.88%	0.82%	0.77%	0.79%
Portfolio turnover rate	95%		135%	38%	33%	27%

(a)	Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.
(b)	Prior to May 1, 2010, the Forward Income Allocation Fund Class A was known as the Accessor Income Allocation Fund A Class.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Excludes expenses of the affiliated funds in which the Fund invests.
(f)	Effective May 1, 2013, the Advisor agreed to limit expenses at 0.74%.

195

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Income Builder Fund - Class C
	Year Ended December 31, 2013		Year Ended December 31, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009
Net asset value, beginning of period	$15.30		$14.47	$14.36	$13.96	$12.74
Income/(loss) from operations:
Net investment income(c)	0.62		0.62	0.57	0.43	0.54
Net realized and unrealized gain on investments	0.02		0.86	0.10	0.40	1.21
Total from investment operations	0.64		1.48	0.67	0.83	1.75
Less distributions:
From investment income	(0.60)		(0.65)	(0.56)	(0.43)	(0.53)
From capital gains	(0.05)		—	—	—	—
Total distributions	(0.65)		(0.65)	(0.56)	(0.43)	(0.53)
Net increase/(decrease) in net asset value	(0.01)		0.83	0.11	0.40	1.22
Net asset value, end of period	$15.29		$15.30	$14.47	$14.36	$13.96
Total Return(d)	4.28%		10.45%	4.76%	5.97%	13.97%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$6,971		$5,775	$5,354	$4,653	$3,839
Ratios to average net assets:
Net investment income including waiver and expense paid directly by the advisor	4.04%		4.22%	3.95%	3.02%	3.99%
Operating expenses including waiver and expense paid directly by the advisor(e)	1.48	%(f)	1.56%	1.48%	1.41%	1.47%
Net investment income excluding waiver and expense paid directly by the advisor	3.96%		4.12%	3.83%	2.91%	3.91%
Operating expenses excluding waiver and expense paid directly by the advisor(e)	1.56%		1.66%	1.60%	1.52%	1.55%
Portfolio turnover rate	95%		135%	38%	33%	27%

(a)	Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.
(b)	Prior to May 1, 2010, the Forward Income Allocation Fund Class C was known as the Accessor Income Allocation Fund C Class.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Excludes expenses of the affiliated funds in which the Fund invests.
(f)	Effective May 1, 2013, the Advisor agreed to limit expenses at 1.49%.

196

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward International Dividend Fund - Class A
	Period Ended December 31, 2013(a)
Net asset value, beginning of period	$9.95
Income/(loss) from operations:
Net investment income(b)	0.32
Net realized and unrealized loss on investments	(0.19)
Total from investment operations	0.13
Less distributions:
From investment income	(0.32)
Total distributions	(0.32)
Net decrease in net asset value	(0.19)
Net asset value, end of period	$9.76
Total Return(c)	1.45	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,699
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.16	%(e)
Operating expenses including reimbursement/waiver	1.49	%(e)
Operating expenses excluding reimbursement/waiver	1.61	%(e)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	5.05	%(e)
Operating expenses including reimbursement/waiver	1.60	%(e)
Operating expenses excluding reimbursement/waiver	1.72	%(e)
Portfolio turnover rate	115	%(f)

(a)	The Fund began offering Class A shares on May 1, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2013.

197

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward International Dividend Fund - Class C
	Year Ended December 31, 2013	Period Ended December 31, 2012(a)
Net asset value, beginning of period	$9.11	$8.31
Income/(loss) from operations:
Net investment income(b)	0.45	0.21
Net realized and unrealized gain on investments	0.57	0.83
Total from investment operations	1.02	1.04
Less distributions:
From investment income	(0.39)	(0.24)
Total Distributions	(0.39)	(0.24)
Net increase in net asset value	0.63	0.80
Net asset value, end of period	$9.74	$9.11
Total Return(c)	11.45%	12.56	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$7,629	$879
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	4.84%	5.90	%(e)
Operating expenses including reimbursement/waiver	1.94%	1.94	%(e)
Operating expenses excluding reimbursement/waiver	2.07%	2.30	%(e)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	4.73%	n/a
Operating expenses including reimbursement/waiver	2.05%	n/a
Operating expenses excluding reimbursement/waiver	2.17%	n/a
Portfolio turnover rate	115%	92	%(f)

(a)	The Fund began offering Class C shares on July 31, 2012.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2012.

198

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward International Dividend Fund - Advisor Class
	Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Period Ended December 31, 2011(b)
Net asset value, beginning of period	$7.70		$6.70		$8.56
Income/(loss) from operations:
Net investment income(c)	0.44		0.61		0.25
Net realized and unrealized gain/(loss) on investments	0.50		0.82		(1.64)
Total from investment operations	0.94		1.43		(1.39)
Less distributions:
From investment income	(0.47)		(0.43)		(0.47)
Total distributions	(0.47)		(0.43)		(0.47)
Net increase/(decrease) in net asset value	0.47		1.00		(1.86)
Net asset value, end of period	$8.17		$7.70		$6.70
Total Return	12.42%		21.90%		(16.68	)%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$64,973		$19,269		$22
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.61%		8.25%		5.48	%(e)
Operating expenses including reimbursement/waiver	1.03	%(f)	0.99	%(g)	1.14	%(e)
Operating expenses excluding reimbursement/waiver	1.15%		1.32%		2.50	%(e)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	5.50%		n/a		n/a
Operating expenses including reimbursement/waiver	1.14	%(f)	n/a		n/a
Operating expenses excluding reimbursement/waiver	1.26%		n/a		n/a
Portfolio turnover rate	115%		92%		93	%(h)

(a)	Prior to May 1, 2013, the Forward International Dividend Fund Advisor Class was known as the Forward International Dividend Fund Class M.
(b)	The Fund began offering Advisor Class shares on May 2, 2011.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective May 1, 2013, the net expense limitation changed from 0.99% to 1.04%.
(g)	Effective May 1, 2012, the net expense limitation changed from 1.14% to 0.99%.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

199

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward International Real Estate Fund - Class A
	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009(a)
Net asset value, beginning of period	$17.28		$12.17		$16.04	$15.54	$12.89
Income/(loss) from operations:
Net investment income	0.31	(b)	0.41	(b)	0.34 (b)	0.07	0.31
Net realized and unrealized gain/(loss) on investments	(0.97)		6.09		(2.67)	2.52	4.29
Total from investment operations	(0.66)		6.50		(2.33)	2.59	4.60
Less distributions:
From investment income	(0.94)		(1.39)		(1.54)	(2.09)	(1.95)
Total distributions	(0.94)		(1.39)		(1.54)	(2.09)	(1.95)
Redemption fees added to paid in capital	—		—		—	—	0.00 (c)
Net increase/(decrease) in net asset value	(1.60)		5.11		(3.87)	0.50	2.65
Net asset value, end of period	$15.68		$17.28		$12.17	$16.04	$15.54
Total Return(d)	(3.71)%		54.06%		(14.80)%	18.33%	36.10%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$33,913		$74,449		$20,594	$29,007	$38,132
Ratios to average net assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.80%		2.51%		2.23%	2.57%	1.86%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.80	%(e)	1.77	%(f)	1.65%	1.65%	1.65%
Operating expenses excluding reimbursement/waiver	1.80%		1.83%		1.99%	2.01%	1.92%
Portfolio turnover rate	202%		209%		309%	285%	143%

(a)	Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Effective May 1, 2013, the net expense limitation changed from 1.80% to 1.85%.
(f)	Effective May 1, 2012, the net expense limitation changed from 1.65% to 1.80%.

200

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward International Real Estate Fund - Class C
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009(a)
Net asset value, beginning of period	$17.33	$12.20	$16.06	$15.56	$12.87
Income/(loss) from operations:
Net investment income	0.27 (b)	0.29 (b)	0.22 (b)	0.32	0.24
Net realized and unrealized gain/(loss) on investments	(1.02)	6.12	(2.67)	2.15	4.23
Total from investment operations	(0.75)	6.41	(2.45)	2.47	4.47
Less distributions:
From investment income	(0.87)	(1.28)	(1.41)	(1.97)	(1.78)
Total distributions	(0.87)	(1.28)	(1.41)	(1.97)	(1.78)
Redemption fees added to paid in capital	—	—	—	—	0.00 (c)
Net increase/(decrease) in net asset value	(1.62)	5.13	(3.86)	0.50	2.69
Net asset value, end of period	$15.71	$17.33	$12.20	$16.06	$15.56
Total Return(d)	(4.23)%	53.13%	(15.42)%	17.40%	35.06%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$14,421	$12,780	$7,916	$11,489	$11,852
Ratios to average net assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.60%	1.81%	1.45%	1.87%	1.08%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	2.39%	2.40%	2.40%	2.40%	2.40%
Operating expenses excluding reimbursement/waiver	2.39%	2.48%	2.74%	2.76%	2.67%
Portfolio turnover rate	202%	209%	309%	285%	143%

(a)	Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Total return does not reflect the effect of sales charges.

201

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward International Real Estate Fund - Advisor Class
	Year Ended December 31, 2013(a)		Year Ended December 31, 2012	Period Ended December 31, 2011(b)
Net asset value, beginning of period	$17.22		$12.12	$17.52
Income/(loss) from operations:
Net investment income(c)	0.41		0.25	0.32
Net realized and unrealized gain/(loss) on investments	(1.00)		6.29	(4.15)
Total from investment operations	(0.59)		6.54	(3.83)
Less distributions:
From investment income	(1.03)		(1.44)	(1.57)
Total distributions	(1.03)		(1.44)	(1.57)
Net increase/(decrease) in net asset value	(1.62)		5.10	(5.40)
Net asset value, end of period	$15.60		$17.22	$12.12
Total Return	(3.29)%		54.68%	(22.10	)%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$3,256		$1,682	$8
Ratios to average net assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.42%		1.46%	3.32	%(e)
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.41	%(f)	1.38%	1.40	%(e)
Operating expenses excluding reimbursement/waiver	1.41%		1.45%	1.91	%(e)
Portfolio turnover rate	202%		209%	309	%(g)

(a)	Prior to May 1, 2013, the Forward International Real Estate Fund Advisor Class was known as the Forward International Real Estate Fund Class M.
(b)	The Fund began offering Advisor Class shares on May 2, 2011.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective May 1, 2013, the net expense limitation changed from 1.40% to 1.50%.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

202

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward International Small Companies Fund - Advisor Class
	Year Ended December 31, 2013(a)	Year Ended December 31, 2012		Year Ended December 31, 2011	Period Ended December 31, 2010(b)
Net asset value, beginning of period	$13.84	$11.57		$14.55	$12.04
Income/(loss) from operations:
Net investment income	0.15 (c)	0.17	(c)	0.15 (c)	0.13
Net realized and unrealized gain/(loss) on investments	3.77	2.38		(2.94)	2.55
Total from investment operations	3.92	2.55		(2.79)	2.68
Less distributions:
From investment income	(0.37)	(0.28)		(0.19)	(0.17)
Total distributions	(0.37)	(0.28)		(0.19)	(0.17)
Net increase/(decrease) in net asset value	3.55	2.27		(2.98)	2.51
Net asset value, end of period	$17.39	$13.84		$11.57	$14.55
Total Return	28.36%	22.08%		(19.18)%	22.30	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$3,299	$9,698		$59	$72
Ratios to average net assets:
Net investment income	0.97%	1.32%		1.09%	1.19	%(e)
Operating expenses	1.37%	1.37	%(f)	1.27%	1.29	%(e)
Portfolio turnover rate	86%	109%		79%	82	%(g)

(a)	Prior to May 1, 2013, the Forward International Small Companies Fund Advisor Class was known as the Forward International Small Companies Fund Class M.
(b)	The Fund began offering Advisor Class shares on February 1, 2010.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Affiliated management fee waiver represents less than 0.005%.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

203

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Managed Futures Strategy Fund - Class C
	Year Ended December 31, 2013(a)	Period Ended December 31, 2012(a)(b)
Net asset value, beginning of period	$20.29	$25.00
Income/(loss) from operations:
Net investment loss(c)	(0.52)	(0.51)
Net realized and unrealized gain/(loss) on investments	0.88	(4.20)
Total from investment operations	0.36	(4.71)
Less distributions:
From investment income	(0.38)	—
From capital gains	(0.01)	(0.00	)(d)
Total distributions	(0.39)	(0.00	)(d)
Net decrease in net asset value	(0.03)	(4.71)
Net asset value, end of period	$20.26	$20.29
Total Return(e)	2.22%	(19.15	)%(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$881	$936
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(2.57)%	(2.41	)%(g)
Operating expenses including reimbursement/waiver	3.10%	3.13	%(g)
Operating expenses excluding reimbursement/waiver	3.65%	3.86	%(g)
Portfolio turnover rate	0%	6	%(f)

(a)	Per share amounts and ratios to average net assets include income and expenses of the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fees.
(b)	The Fund began offering Class C on January 30, 2012.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.

204

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Multi-Strategy Fund - Class A
	Year Ended December 31, 2013	Year Ended December 31, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009
Net asset value, beginning of period	$14.22	$12.77	$14.23	$13.58	$11.09
Income/(loss) from operations:
Net investment income(c)	0.33	0.44	0.07	0.54	0.24
Net realized and unrealized gain/(loss) on investments	0.52	1.48	(1.14)	0.75	2.51
Total from investment operations	0.85	1.92	(1.07)	1.29	2.75
Less distributions:
From investment income	(0.33)	(0.47)	(0.06)	(0.64)	(0.26)
From capital gains	—	—	(0.33)	—	—
Total distributions	(0.33)	(0.47)	(0.39)	(0.64)	(0.26)
Net increase/(decrease) in net asset value	0.52	1.45	(1.46)	0.65	2.49
Net asset value, end of period	$14.74	$14.22	$12.77	$14.23	$13.58
Total Return(d)	6.03%	15.17%	(7.54)%	9.51%	24.80%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$3,518	$4,150	$4,777	$7,600	$9,027
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	2.22%	3.18%	0.48%	3.92%	2.01%
Operating expenses including expense paid directly by the advisor(e)	0.96%	0.85%	0.70%	0.62%	0.61%
Net investment income excluding expense paid directly by the advisor	2.12%	3.06%	0.34%	3.78%	1.90%
Operating expenses excluding expense paid directly by the advisor(e)	1.06%	0.97%	0.84%	0.76%	0.71%
Portfolio turnover rate	109%	93%	104%	84%	40%

(a)	Prior to December 3, 2012, the Forward Multi-Strategy Fund was known as the Forward Aggressive Growth Allocation Fund.
(b)	Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund Class A was known as the Accessor Aggressive Growth Allocation Fund A Class.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Excludes expenses of the affiliated funds in which the Fund invests.

205

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Multi-Strategy Fund - Class C
	Year Ended December 31, 2013	Year Ended December 31, 2012(a)	Year Ended December 31, 2011		Year Ended December 31, 2010(b)	Year Ended December 31, 2009
Net asset value, beginning of period	$13.58	$12.23	$13.71		$13.16	$10.78
Income/(loss) from operations:
Net investment income/(loss)(c)	0.19	0.32	(0.00	)(d)	0.42	0.15
Net realized and unrealized gain/(loss) on investments	0.53	1.44	(1.11)		0.73	2.44
Total from investment operations	0.72	1.76	(1.11)		1.15	2.59
Less distributions:
From investment income	(0.24)	(0.41)	(0.04)		(0.60)	(0.21)
From capital gains	—	—	(0.33)		—	—
Total distributions	(0.24)	(0.41)	(0.37)		(0.60)	(0.21)
Net increase/(decrease) in net asset value	0.48	1.35	(1.48)		0.55	2.38
Net asset value, end of period	$14.06	$13.58	$12.23		$13.71	$13.16
Total Return(e)	5.29%	14.48%	(8.13)%		8.81%	23.95%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,428	$3,554	$4,394		$5,806	$7,086
Ratios to average net assets:
Net investment income including/(loss) expense paid directly by the advisor	1.38%	2.43%	(0.00	)%(f)	3.16%	1.36%
Operating expenses including expense paid directly by the advisor(g)	1.62%	1.50%	1.36%		1.27%	1.26%
Net investment income/(loss) excluding expense paid directly by the advisor	1.28%	2.31%	(0.14)%		3.02%	1.25%
Operating expenses excluding expense paid directly by the advisor(g)	1.72%	1.62%	1.50%		1.41%	1.36%
Portfolio turnover rate	109%	93%	104%		84%	40%

(a)	Prior to December 3, 2012, the Forward Multi-Strategy Fund was known as the Forward Aggressive Growth Allocation Fund.
(b)	Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund Class C was known as the Accessor Aggressive Growth Allocation Fund C Class.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Total return does not reflect the effect of sales charges.
(f)	Amount represents less than 0.01%.
(g)	Excludes expenses of the affiliated funds in which the Fund invests.

206

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Real Estate Fund - Class A
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Period Ended December 31, 2009(a)
Net asset value, beginning of period	$14.85	$12.60	$12.22		$9.95	$7.48
Income/(loss) from operations:
Net investment income	0.11 (b)	0.12 (b)	0.12	(b)	0.15	0.06
Net realized and unrealized gain on investments	0.26	2.25	0.37		2.37	2.60
Total from investment operations	0.37	2.37	0.49		2.52	2.66
Less distributions:
From investment income	(0.11)	(0.12)	(0.11)		(0.25)	(0.19)
From capital gains	(0.50)	—	—		—	—
Total distributions	(0.61)	(0.12)	(0.11)		(0.25)	(0.19)
Net increase/(decrease) in net asset value	(0.24)	2.25	0.38		2.27	2.47
Net asset value, end of period	$14.61	$14.85	$12.60		$12.22	$9.95
Total Return(c)	2.44%	18.83%	4.01%		25.49%	35.84	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$6,351	$6,994	$7,159		$8,571	$9,039
Ratios to average net assets:
Net investment income including reimbursement/waiver	0.69%	0.82%	0.92%		1.62%	1.39	%(e)
Operating expenses including reimbursement/waiver	n/a	n/a	1.50	%(f)	1.45%	1.45	%(e)
Operating expenses excluding reimbursement/waiver	1.66%	1.62%	1.53%		1.71%	1.48	%(e)
Portfolio turnover rate	58%	33%	36%		66%	64	%(g)

(a)	The Fund began offering Class A shares on June 12, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective July 1, 2011, the Advisor agreed not to limit expenses.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

207

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Real Estate Fund - Class C
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Period Ended December 31, 2009(a)
Net asset value, beginning of period	$14.99	$12.72	$12.35		$10.04	$7.48
Income/(loss) from operations:
Net investment income	0.02 (b)	0.02 (b)	0.02	(b)	0.10	0.03
Net realized and unrealized gain on investments	0.25	2.27	0.38		2.37	2.59
Total from investment operations	0.27	2.29	0.40		2.47	2.62
Less distributions:
From investment income	(0.03)	(0.02)	(0.03)		(0.16)	(0.06)
From capital gains	(0.50)	—	—		—	—
Total distributions	(0.53)	(0.02)	(0.03)		(0.16)	(0.06)
Net increase/(decrease) in net asset value	(0.26)	2.27	0.37		2.31	2.56
Net asset value, end of period	$14.73	$14.99	$12.72		$12.35	$10.04
Total Return(c)	1.79%	18.04%	3.21%		24.71%	35.18	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,117	$2,190	$2,178		$2,656	$2,893
Ratios to average net assets:
Net investment income including reimbursement/waiver	0.13%	0.17%	0.17%		0.88%	0.65	%(e)
Operating expenses including reimbursement/waiver	n/a	n/a	2.25	%(f)	2.20%	2.20	%(e)
Operating expenses excluding reimbursement/waiver	2.23%	2.27%	2.28%		2.46%	2.23	%(e)
Portfolio turnover rate	58%	33%	36%		66%	64	%(g)

(a)	The Fund began offering Class C shares on June 12, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective July 1, 2011, the Advisor agreed not to limit expenses.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

208

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Real Estate Long/Short Fund - Class A
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010	Year Ended December 31, 2009(b)
Net asset value, beginning of period	$27.12	$22.50	$22.83	$17.99	$13.02
Income/(loss) from operations:
Net investment income	0.23 (c)	0.19 (c)	0.35 (c)	0.77	1.36
Net realized and unrealized gain/(loss) on investments	0.40	4.98	(0.17)	5.16	4.52
Total from investment operations	0.63	5.17	0.18	5.93	5.88
Less distributions:
From investment income	(0.40)	(0.55)	(0.51)	(1.09)	(0.91)
Total distributions	(0.40)	(0.55)	(0.51)	(1.09)	(0.91)
Redemption fees added to paid in capital	—	—	—	—	0.00 (d)
Net increase/(decrease) in net asset value	0.23	4.62	(0.33)	4.84	4.97
Net asset value, end of period	$27.35	$27.12	$22.50	$22.83	$17.99
Total Return(e)	2.30%	23.07%	0.82%	33.34%	48.18%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$30,582	$35,831	$33,601	$48,211	$36,323
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	1.47%	1.40%	1.97%	4.11%	6.58%
Operating expenses	1.82%	1.72%	1.67%	1.60%	0.84%
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income	0.82%	0.74%	1.53%	3.86%	6.58%
Operating expenses	2.46%	2.39%	2.11%	1.85%	0.84%
Portfolio turnover rate	63%	53%	78%	95%	291%

(a)	Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.
(b)	Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Total return does not reflect the effect of sales charges.

209

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Real Estate Long/Short Fund - Class B
	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011(a)	Year Ended December 31, 2010	Year Ended December 31, 2009(b)
Net asset value, beginning of period	$26.98	$22.37		$22.70	$17.89	$12.83
Income/(loss) from operations:
Net investment income/(loss)	0.06 (c)	(0.00	)(c)(d)	0.17 (c)	0.14	0.37
Net realized and unrealized gain/(loss) on investments	0.41	4.98		(0.17)	5.59	5.33
Total from investment operations	0.47	4.98		0.00	5.73	5.70
Less distributions:
From investment income	(0.25)	(0.37)		(0.33)	(0.92)	(0.64)
Total distributions	(0.25)	(0.37)		(0.33)	(0.92)	(0.64)
Redemption fees added to paid in capital	—	—		—	—	0.00 (d)
Net increase/(decrease) in net asset value	0.22	4.61		(0.33)	4.81	5.06
Net asset value, end of period	$27.20	$26.98		$22.37	$22.70	$17.89
Total Return(e)	1.71%	22.31%		0.06%	32.34%	47.02%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,643	$2,593		$4,384	$7,755	$8,729
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	0.85%	0.65%		1.20%	3.04%	5.78%
Operating expenses	2.38%	2.38%		2.42%	2.36%	1.62%
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income/(loss)	0.20%	(0.02)%		0.76%	2.80%	5.78%
Operating expenses	3.03%	3.05%		2.86%	2.60%	1.62%
Portfolio turnover rate	63%	53%		78%	95%	291%

(a)	Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.
(b)	Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Total return does not reflect the effect of sales charges.

210

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Real Estate Long/Short Fund - Class C
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010	Year Ended December 31, 2009(b)
Net asset value, beginning of period	$26.93	$22.34	$22.67	$17.87	$12.84
Income/(loss) from operations:
Net investment income	0.08 (c)	0.02 (c)	0.19 (c)	0.47	0.53
Net realized and unrealized gain/(loss) on investments	0.39	4.95	(0.18)	5.26	5.16
Total from investment operations	0.47	4.97	0.01	5.73	5.69
Less distributions:
From investment income	(0.26)	(0.38)	(0.34)	(0.93)	(0.66)
Total distributions	(0.26)	(0.38)	(0.34)	(0.93)	(0.66)
Redemption fees added to paid in capital	—	—	—	—	0.00 (d)
Net increase/(decrease) in net asset value	0.21	4.59	(0.33)	4.80	5.03
Net asset value, end of period	$27.14	$26.93	$22.34	$22.67	$17.87
Total Return(e)	1.73%	22.30%	0.04%	32.35%	47.03%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$17,095	$19,171	$19,272	$25,152	$23,191
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	0.92%	0.74%	1.27%	3.16%	5.77%
Operating expenses	2.38%	2.38%	2.43%	2.36%	1.65%
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income	0.27%	0.07%	0.83%	2.92%	5.77%
Operating expenses	3.03%	3.04%	2.87%	2.60%	1.65%
Portfolio turnover rate	63%	53%	78%	95%	291%

(a)	Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.
(b)	Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Total return does not reflect the effect of sales charges.

211

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Real Estate Long/Short Fund - Advisor Class
	Year Ended December 31, 2013(a)	Year Ended December 31, 2012	Period Ended December 31, 2011(b)
Net asset value, beginning of period	$27.88	$23.10	$25.26
Income/(loss) from operations:
Net investment income(c)	0.26	0.40	0.36
Net realized and unrealized gain/(loss) on investments	0.50	5.02	(2.09)
Total from investment operations	0.76	5.42	(1.73)
Less distributions:
From investment income	(0.50)	(0.64)	(0.43)
Total distributions	(0.50)	(0.64)	(0.43)
Net increase/(decrease) in net asset value	0.26	4.78	(2.16)
Net asset value, end of period	$28.14	$27.88	$23.10
Total Return	2.71%	23.59%	(6.81	)%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$942	$2,526	$9
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	1.53%	2.14%	2.78	%(e)
Operating expenses	1.42%	1.33%	1.50	%(e)
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income	0.89%	1.47%	2.34	%(e)
Operating expenses	2.07%	1.99%	1.94	%(e)
Portfolio turnover rate	63%	53%	78	%(f)

(a)	Prior to May 1, 2013, the Forward Real Estate Long/Short Fund Advisor Class was known as the Forward Real Estate Long/Short Fund Class M.
(b)	The Fund began offering Advisor Class shares on May 2, 2011.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

212

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Select EM Dividend Fund - Class C
	Year Ended December 31, 2013		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net asset value, beginning of period	$23.69		$19.49	$25.00
Income/(loss) from operations:
Net investment income(b)	1.18		1.18	0.53
Net realized and unrealized gain/(loss) on investments	(1.46)		4.00	(5.57)
Total from investment operations	(0.28)		5.18	(5.04)
Less distributions:
From investment income	(1.00)		(0.97)	(0.47)
Tax return of capital	—		(0.01)	(0.00	)(c)
Total distributions	(1.00)		(0.98)	(0.47)
Net increase/(decrease) in net asset value	(1.28)		4.20	(5.51)
Net asset value, end of period	$22.41		$23.69	$19.49
Total Return(d)	(1.27)%		27.14%	(20.20	)%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,390		$709	$526
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.19%		5.43%	3.72	%(f)
Operating expenses including reimbursement/waiver	2.35	%(g)	2.39%	2.39	%(f)
Operating expenses excluding reimbursement/waiver	2.60%		3.42%	3.42	%(f)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	5.07%		5.36%	3.72	%(f)
Operating expenses including reimbursement/waiver	2.47	%(g)	2.45%	2.39	%(f)
Operating expenses excluding reimbursement/waiver	2.72%		3.48%	3.42	%(f)
Portfolio turnover rate	210%		103%	147	%(e)

(a)	The Fund began offering Class C shares on May 2, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	Effective May 1, 2013, the net expense limitation changed from 2.39% to 2.34%.

213

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Select EM Dividend Fund - Advisor Class
	Year Ended December 31, 2013(a)		Year Ended December 31, 2012	Period Ended December 31, 2011(b)
Net asset value, beginning of period	$23.69		$19.48	$25.00
Income/(loss) from operations:
Net investment income(c)	1.34		1.40	0.66
Net realized and unrealized gain/(loss) on investments	(1.40)		4.01	(5.56)
Total from investment operations	(0.06)		5.41	(4.90)
Less distributions:
From investment income	(1.20)		(1.19)	(0.62)
Tax return of capital	—		(0.01)	(0.00	)(d)
Total distributions	(1.20)		(1.20)	(0.62)
Net increase/(decrease) in net asset value	(1.26)		4.21	(5.52)
Net asset value, end of period	$22.43		$23.69	$19.48
Total Return	(0.31)%		28.41%	(19.66	)%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,041		$1,214	$610
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.80%		6.43%	4.60	%(f)
Operating expenses including reimbursement/waiver	1.42	%(g)	1.39%	1.39	%(f)
Operating expenses excluding reimbursement/waiver	1.67%		2.41%	2.47	%(f)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	5.67%		6.37%	4.60	%(f)
Operating expenses including reimbursement/waiver	1.54	%(g)	1.45%	1.39	%(f)
Operating expenses excluding reimbursement/waiver	1.79%		2.47%	2.47	%(f)
Portfolio turnover rate	210%		103%	147	%(e)

(a)	Prior to May 1, 2013, the Forward Select EM Dividend Fund Advisor Class was known as the Forward Select EM Dividend Fund Class M.
(b)	The Fund began offering Advisor Class shares on May 2, 2011.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Not Annualized.
(f)	Annualized.
(g)	Effective May 1, 2013, the net expense limitation changed from 1.39% to 1.44%.

214

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Select Income Fund - Class A
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009(a)
Net asset value, beginning of period	$24.43	$22.03	$23.26	$20.13	$13.17
Income/(loss) from operations:
Net investment income	0.92 (b)	0.94 (b)	1.38 (b)	1.68	1.70
Net realized and unrealized gain/(loss) on investments	0.12	3.19	(0.67)	3.47	7.42
Total from investment operations	1.04	4.13	0.71	5.15	9.12
Less distributions:
From investment income	(1.08)	(1.57)	(1.94)	(2.02)	(1.68)
From capital gains	(0.83)	—	—	—	—
Tax return of capital	—	(0.16)	—	—	(0.49)
Total distributions	(1.91)	(1.73)	(1.94)	(2.02)	(2.17)
Redemption fees added to paid in capital	—	—	—	—	0.01
Net increase/(decrease) in net asset value	(0.87)	2.40	(1.23)	3.13	6.96
Net asset value, end of period	$23.56	$24.43	$22.03	$23.26	$20.13
Total Return(c)	4.26%	19.22%	3.09%	26.41%	74.98%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$540,264	$754,615	$591,167	$642,665	$442,444
Ratios to average net assets (excluding interest expense):
Net investment income	3.79%	4.19%	6.33%	8.38%	11.36%
Operating expenses	1.62%	1.54%	1.44%	1.44%	1.52%
Ratios to average net assets (including interest expense):
Net investment income	3.63%	3.95%	6.00%	8.07%	11.07%
Operating expenses	1.77%	1.77%	1.77%	1.75%	1.81%
Portfolio turnover rate	50%	53%	73%	93%	138%

(a)	Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.

215

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Select Income Fund - Class B
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009(a)
Net asset value, beginning of period	$24.19	$21.83	$23.06	$19.96	$12.98
Income/(loss) from operations:
Net investment income	0.78 (b)	0.75 (b)	1.16 (b)	1.45	1.65
Net realized and unrealized gain/(loss) on investments	0.12	3.18	(0.63)	3.50	7.19
Total from investment operations	0.90	3.93	0.53	4.95	8.84
Less distributions:
From investment income	(0.97)	(1.42)	(1.76)	(1.85)	(1.44)
From capital gains	(0.80)	—	—	—	—
Tax return of capital	—	(0.15)	—	—	(0.43)
Total distributions	(1.77)	(1.57)	(1.76)	(1.85)	(1.87)
Redemption fees added to paid in capital	—	—	—	—	0.01
Net increase/(decrease) in net asset value	(0.87)	2.36	(1.23)	3.10	6.98
Net asset value, end of period	$23.32	$24.19	$21.83	$23.06	$19.96
Total Return(c)	3.72%	18.42%	2.31%	25.52%	73.52%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$8,688	$11,857	$16,165	$25,445	$29,667
Ratios to average net assets (excluding interest expense):
Net investment income	3.28%	3.44%	5.42%	7.23%	10.60%
Operating expenses	2.19%	2.18%	2.19%	2.19%	2.28%
Ratios to average net assets (including interest expense):
Net investment income	3.12%	3.20%	5.09%	6.93%	10.31%
Operating expenses	2.34%	2.42%	2.52%	2.50%	2.57%
Portfolio turnover rate	50%	53%	73%	93%	138%

(a)	Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.

216

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Select Income Fund - Class C
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009(a)
Net asset value, beginning of period	$23.99	$21.66	$22.91	$19.86	$12.95
Income/(loss) from operations:
Net investment income	0.78 (b)	0.77 (b)	1.20 (b)	1.61	1.75
Net realized and unrealized gain/(loss) on investments	0.11	3.14	(0.68)	3.30	7.07
Total from investment operations	0.89	3.91	0.52	4.91	8.82
Less distributions:
From investment income	(0.98)	(1.43)	(1.77)	(1.86)	(1.48)
From capital gains	(0.80)	—	—	—	—
Tax return of capital	—	(0.15)	—	—	(0.44)
Total distributions	(1.78)	(1.58)	(1.77)	(1.86)	(1.92)
Redemption fees added to paid in capital	—	—	—	—	0.01
Net increase/(decrease) in net asset value	(0.89)	2.33	(1.25)	3.05	6.91
Net asset value, end of period	$23.10	$23.99	$21.66	$22.91	$19.86
Total Return(c)	3.68%	18.47%	2.29%	25.46%	73.60%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$264,263	$308,131	$262,310	$275,529	$210,227
Ratios to average net assets (excluding interest expense):
Net investment income	3.31%	3.53%	5.63%	7.60%	10.65%
Operating expenses	2.19%	2.18%	2.19%	2.19%	2.27%
Ratios to average net assets (including interest expense):
Net investment income	3.16%	3.29%	5.30%	7.29%	10.36%
Operating expenses	2.34%	2.42%	2.52%	2.50%	2.56%
Portfolio turnover rate	50%	53%	73%	93%	138%

(a)	Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.

217

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Select Income Fund - Advisor Class
	Year Ended December 31, 2013(a)	Year Ended December 31, 2012	Year Ended December 31, 2011	Period Ended December 31, 2010(b)
Net asset value, beginning of period	$24.39	$22.00	$23.24	$20.56
Income/(loss) from operations:
Net investment income	1.05 (c)	1.12 (c)	1.48 (c)	2.06
Net realized and unrealized gain/(loss) on investments	0.09	3.09	(0.73)	2.69
Total from investment operations	1.14	4.21	0.75	4.75
Less distributions:
From investment income	(1.16)	(1.65)	(1.99)	(2.07)
From capital gains	(0.85)	—	—	—
Tax return of capital	—	(0.17)	—	—
Total distributions	(2.01)	(1.82)	(1.99)	(2.07)
Net increase/(decrease) in net asset value	(0.87)	2.39	(1.24)	2.68
Net asset value, end of period	$23.52	$24.39	$22.00	$23.24
Total Return	4.68%	19.62%	3.31%	23.96	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$15,501	$11,852	$3,160	$2,212
Ratios to average net assets (excluding interest expense):
Net investment income	4.36%	4.97%	6.81%	11.92	%(e)
Operating expenses	1.26%	1.19%	1.20%	1.23	%(e)
Ratios to average net assets (including interest expense):
Net investment income	4.21%	4.73%	6.48%	11.62	%(e)
Operating expenses	1.41%	1.43%	1.53%	1.53	%(e)
Portfolio turnover rate	50%	53%	73%	93	%(f)

(a)	Prior to May 1, 2013, the Forward Select Income Fund Advisor Class was known as the Forward Select Income Fund Class M.
(b)	The Fund began offering Advisor Class shares on February 1, 2010.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

218

Financial Highlights

For a share outstanding throughout the period presented.

	Forward Select Opportunity Fund - Class A
	Period Ended December 31, 2013(a)
Net asset value, beginning of period	$25.00
Income/(loss) from operations:
Net investment income(b)	0.13
Net realized and unrealized gain on investments	1.11
Total from investment operations	1.24
Less distributions:
From investment income	(0.08)
From capital gains	(0.11)
Total distributions	(0.19)
Net increase in net asset value	1.05
Net asset value, end of period	$26.05
Total Return(c)	4.98	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$14,521
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.22	%(e)
Operating expenses including reimbursement/waiver	1.73	%(e)
Operating expenses excluding reimbursement/waiver	2.59	%(e)
Portfolio turnover rate	46	%(d)

(a)	The Forward Select Opportunity Fund commenced operations on August 1, 2013. Prior to December 23, 2013, the Forward Select Opportunity Fund was known as the Forward Select Income Opportunity Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Not Annualized.
(e)	Annualized.

219

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Small Cap Equity Fund - Advisor Class
	Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Year Ended December 31, 2011		Period Ended December 31, 2010(b)
Net asset value, beginning of period	$16.70		$15.01		$17.37		$14.30
Income/(loss) from operations:
Net investment income/(loss)	(0.11	)(c)	0.03	(c)	(0.09	)(c)	(0.07)
Net realized and unrealized gain/(loss) on investments	6.47		1.66		(2.27)		3.14
Total from investment operations	6.36		1.69		(2.36)		3.07
Net increase/(decrease) in net asset value	6.36		1.69		(2.36)		3.07
Net asset value, end of period	$23.06		$16.70		$15.01		$17.37
Total Return	38.00%		11.33%		(13.59)%		21.47	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$3,088		$2,685		$154		$103
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	(0.53)%		0.21%		(0.57)%		(0.80	)%(e)
Operating expenses including reimbursement/waiver	1.16	%(f)(g)	1.05	%(g)(h)	1.03	%(i)	1.41	%(e)
Operating expenses excluding reimbursement/waiver	1.45%		1.36%		1.15%		n/a
Portfolio turnover rate	115%		136%		234%		162	%(j)

(a)	Prior to May 1, 2013, the Forward Small Cap Equity Fund Advisor Class was known as the Forward Small Cap Equity Fund Class M.
(b)	The Fund began offering Advisor Class shares on February 1, 2010.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective May 1, 2013, the net expense limitation changed from 1.09% to 1.19%.
(g)	Affiliated management fee waiver represents less than 0.005%.
(h)	Effective May 1, 2012, the net expense limitation changed from 0.99% to 1.09%.
(i)	Effective February 1, 2011, the Advisor agreed to limit expenses at 0.99%.
(j)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

220

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Tactical Enhanced Fund - Class A
	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011(a)
Net asset value, beginning of period	$25.66	$23.98		$25.00
Income/(loss) from operations:
Net investment loss(b)	(0.50)	(0.41)		(0.69)
Net realized and unrealized gain/(loss) on investments	0.49	3.34		(0.28)
Total from investment operations	(0.01)	2.93		(0.97)
Less distributions:
From capital gains	(0.08)	(1.25)		(0.05)
Total distributions	(0.08)	(1.25)		(0.05)
Net increase/(decrease) in net asset value	(0.09)	1.68		(1.02)
Net asset value, end of period	$25.57	$25.66		$23.98
Total Return(c)	(0.03)%	12.31%		(3.90)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$3,351	$3,602		$2,578
Ratios to average net assets:
Net investment loss including reimbursement/waiver/recoupment of past fees waived by advisor	(1.92)%	(1.61)%		(2.83)%
Operating expenses including reimbursement/waiver/recoupment of past fees waived by advisor	1.99%	2.40	%(d)	2.86	%(e)
Operating expenses excluding reimbursement/waiver	1.99%	2.61%		3.10%
Portfolio turnover rate	11,621%	6,025%		0%

(a)	The Fund began offering Class A shares on January 3, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Effective November 1, 2012, the net expense limitation changed from 2.49% to 1.99%.
(e)	Effective October 1, 2011, the net expense limitation changed from 2.99% to 2.49%.

221

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Tactical Enhanced Fund - Class C
	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011(a)
Net asset value, beginning of period	$25.51	$23.88		$25.00
Income/(loss) from operations:
Net investment loss(b)	(0.61)	(0.51)		(0.81)
Net realized and unrealized gain/(loss) on investments	0.49	3.30		(0.26)
Total from investment operations	(0.12)	2.79		(1.07)
Less distributions:
From capital gains	(0.08)	(1.16)		(0.05)
Total distributions	(0.08)	(1.16)		(0.05)
Net increase/(decrease) in net asset value	(0.20)	1.63		(1.12)
Net asset value, end of period	$25.31	$25.51		$23.88
Total Return(c)	(0.47)%	11.77%		(4.29)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,955	$3,247		$2,163
Ratios to average net assets:
Net investment loss including reimbursement/waiver/recoupment of past fees waived by advisor	(2.37)%	(2.00)%		(3.29)%
Operating expenses including reimbursement/waiver/recoupment of past fees waived by advisor	2.44%	2.84	%(d)	3.31	%(e)
Operating expenses excluding reimbursement/waiver	2.44%	3.06%		3.53%
Portfolio turnover rate	11,621%	6,025%		0%

(a)	The Fund began offering Class C shares on January 3, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Effective November 1, 2012, the net expense limitation changed from 2.94% to 2.44%.
(e)	Effective October 1, 2011, the next expense limitation change from 3.44% to 2.94%.

222

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Tactical Enhanced Fund - Advisor Class
	Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Period Ended December 31, 2011(b)
Net asset value, beginning of period	$25.79		$24.12		$25.56
Income/(loss) from operations:
Net investment loss(c)	(0.36)		(0.02)		(0.40)
Net realized and unrealized gain/(loss) on investments	0.50		3.09		(0.99)
Total from investment operations	0.14		3.07		(1.39)
Less distributions:
From capital gains	(0.08)		(1.40)		(0.05)
Total distributions	(0.08)		(1.40)		(0.05)
Net increase/(decrease) in net asset value	0.06		1.67		(1.44)
Net asset value, end of period	$25.85		$25.79		$24.12
Total Return	0.55%		12.78%		(5.41	)%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$74,041		$91		$84
Ratios to average net assets:
Net investment loss including reimbursement/waiver/recoupment of past fees waived by advisor	(1.41)%		(0.09)%		(2.28	)%(e)
Operating expenses including reimbursement/waiver/recoupment of past fees waived by advisor	1.47	%(f)	1.79	%(g)	2.31	%(e)(h)
Operating expenses excluding reimbursement/waiver	1.47%		1.98%		2.38	%(e)
Portfolio turnover rate	11,621%		6,025%		0	%(i)

(a)	Prior to May 1, 2013, the Forward Tactical Enhanced Fund Advisor Class was known as the Forward Tactical Enhanced Fund Class M.
(b)	The Fund began offering Advisor Class shares on April 15, 2011.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective May 1, 2013, the net expense limitation changed from 1.49% to 1.54%.
(g)	Effective November 1, 2012, the net expense limitation changed from 1.99% to 1.49%.
(h)	Effective October 1, 2011, the net expense limitation changed from 2.49% to 1.99%.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

223

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Tactical Growth Fund - Class A
	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Period Ended December 31, 2010(a)
Net asset value, beginning of period	$24.92		$24.62		$26.19		$26.19
Income/(loss) from operations:
Net investment loss	(0.43	)(b)	(0.43	)(b)	(0.41	)(b)	(0.10)
Net realized and unrealized gain/(loss) on investments	4.16		1.58		(1.03)		0.10
Total from investment operations	3.73		1.15		(1.44)		0.00
Less distributions:
From capital gains	(2.69)		(0.85)		(0.13)		—
Total distributions	(2.69)		(0.85)		(0.13)		—
Net increase/(decrease) in net asset value	1.04		0.30		(1.57)		0.00
Net asset value, end of period	$25.96		$24.92		$24.62		$26.19
Total Return(c)	15.11%		4.67%		(5.49)%		0.00	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$109,402		$112,734		$161,901		$74,910
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(1.63)%		(1.65)%		(1.58)%		(0.99	)%(e)
Operating expenses including reimbursement/waiver	1.89%		1.88%		1.94	%(f)	2.00	%(e)
Operating expenses excluding reimbursement/waiver	1.89%		1.88%		1.94%		2.00	%(e)
Portfolio turnover rate	1,797%		574%		387%		762	%(g)

(a)	The Fund began offering Class A shares on March 12, 2010.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective May 1, 2011, the Advisor agreed not to limit expenses.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

224

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Tactical Growth Fund - Class C
	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010	Period Ended December 31, 2009(a)
Net asset value, beginning of period	$24.55		$24.39		$26.06		$25.65	$25.00
Income/(loss) from operations:
Net investment loss	(0.54	)(b)	(0.53	)(b)	(0.53	)(b)	(0.22)	(0.06)
Net realized and unrealized gain/(loss) on investments	4.10		1.54		(1.01)		0.63	0.71
Total from investment operations	3.56		1.01		(1.54)		0.41	0.65
Less distributions:
From capital gains	(2.69)		(0.85)		(0.13)		—	—
Total distributions	(2.69)		(0.85)		(0.13)		—	—
Net increase/(decrease) in net asset value	0.87		0.16		(1.67)		0.41	0.65
Net asset value, end of period	$25.42		$24.55		$24.39		$26.06	$25.65
Total Return(c)	14.65%		4.14%		(5.90)%		1.60%	2.60	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$96,193		$115,442		$139,604		$119,659	$23,250
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(2.09)%		(2.09)%		(2.04)%		(1.57)%	(1.71	)%(e)
Operating expenses including reimbursement/waiver	2.34%		2.32%		2.39	%(f)	2.41%	2.43	%(e)
Operating expenses excluding reimbursement/waiver	2.34%		2.32%		2.39%		2.41%	2.44	%(e)
Portfolio turnover rate	1,797%		574%		387%		762%	758	%(d)

(a)	The Fund began offering Class C shares on September 14, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective May 1, 2011, the Advisor agreed not to limit expenses.

225

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Tactical Growth Fund - Advisor Class
	Year Ended December 31, 2013(a)		Year Ended December 31, 2012		Year Ended December 31, 2011		Period Ended December 31, 2010(b)
Net asset value, beginning of period	$25.35		$24.92		$26.37		$25.58
Income/(loss) from operations:
Net investment loss	(0.31	)(c)	(0.29	)(c)	(0.28	)(c)	(0.07)
Net realized and unrealized gain/(loss) on investments	4.25		1.57		(1.04)		0.86
Total from investment operations	3.94		1.28		(1.32)		0.79
Less distributions:
From capital gains	(2.72)		(0.85)		(0.13)		—
Total distributions	(2.72)		(0.85)		(0.13)		—
Net increase/(decrease) in net asset value	1.22		0.43		(1.45)		0.79
Net asset value, end of period	$26.57		$25.35		$24.92		$26.37
Total Return	15.70%		5.13%		(5.00)%		3.09	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$509,404		$447,928		$288,948		$197,655
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(1.16)%		(1.11)%		(1.08)%		(0.57	)%(e)
Operating expenses including reimbursement/waiver	1.43%		1.37%		1.44	%(f)	1.49	%(e)
Operating expenses excluding reimbursement/waiver	1.43%		1.37%		1.44%		1.49	%(e)
Portfolio turnover rate	1,797%		574%		387%		762	%(g)

(a)	Prior to May 1, 2013, the Forward Tactical Growth Fund Advisor Class was known as the Forward Tactical Growth Fund Class M.
(b)	The Fund began offering Advisor Class shares on February 1, 2010.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective May 1, 2011, the Advisor agreed not to limit expenses.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

226

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward U.S. Government Money Fund - Class A
	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010(a)		Year Ended December 31, 2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income/(loss) from operations:
Net investment income(b)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net realized and unrealized gain/(loss) on investments	(0.00	)(c)	0.00	(c)	—		—		—
Total from investment operations	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Less distributions:
From investment income	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)(d)	(0.00	)(c)
Total distributions	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)
Net increase in net asset value	0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.01%		0.04%		0.01%		0.05	%(d)	0.20%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,530		$1,413		$1,576		$1,529		$594
Ratios to average net assets:
Net investment income including waiver	0.01%		0.04%		0.01%		0.05%		0.22%
Operating expenses including waiver	0.25%		0.25%		0.18%		0.22%		0.52%
Net investment loss excluding waiver	(0.55)%		(0.43)%		(0.46)%		(0.46)%		(0.02)%
Operating expenses excluding waiver	0.81%		0.72%		0.65%		0.73%		0.75%

(a)	Prior to May 1, 2010, the Forward U.S. Government Money Fund Class A was known as the Accessor U.S. Government Money Fund A Class.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

227

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward U.S. Government Money Fund - Class C
	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010(a)		Year Ended December 31, 2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income/(loss) from operations:
Net investment income(b)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net realized and unrealized gain/(loss) on investments	(0.00	)(c)	0.00	(c)	—		—		—
Total from investment operations	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Less distributions:
From investment income	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)(d)	(0.00	)(c)
Total distributions	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)
Net increase in net asset value	0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(e)	0.01%		0.04%		0.01%		0.05	%(d)	0.16%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,398		$1,478		$5,159		$993		$1,252
Ratios to average net assets:
Net investment income including waiver	0.01%		0.03%		0.01%		0.05%		0.17%
Operating expenses including waiver	0.25%		0.25%		0.17%		0.24%		0.56%
Net investment loss excluding waiver	(1.30)%		(1.18)%		(1.21)%		(1.19)%		(0.77)%
Operating expenses excluding waiver	1.56%		1.46%		1.39%		1.48%		1.50%

(a)	Prior to May 1, 2010, the Forward U.S. Government Money Fund Class C was known as the Accessor U.S. Government Money Fund C Class.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.
(e)	Total return does not reflect the effect of sales charges.

228

Forward Funds Privacy Policy

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

229

Appendix—Description of Market Indices

Balanced Allocation Blended Index: Prior to May 1, 2012, the Balanced Allocation Blended Index consisted of 50% Barclays U.S. Aggregate Bond Index and 50% S&P 500 Index. Prior to December 3, 2012, the Balanced Allocation Blended Index consisted of 50% Barclays Global Aggregate Bond Index and 50% MSCI ACWI. Effective December 3, 2012, the Balanced Allocation Blended Index consists of 50% Barclays Global Aggregate GDP Weighted Index and 50% MSCI ACWI GDP Weighted Index. The Balanced Allocation Blended Index is a hypothetical index constructed by Forward Management.

Barclays 1-5 Year U.S. Government/Credit Bond Index: The Barclays 1-5 Year U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher that have a remaining maturity of one to five years.

Barclays Global Aggregate Bond Index: The Barclays Global Aggregate Bond Index represents a broad-based measure of the global investment-grade fixed income markets, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Barclays Global Aggregate GDP Weighted Index: The Barclays Global Aggregate GDP Weighted Index represents a gross domestic product weighted index of global government, government-related, corporate and securitized fixed-income investments.

Barclays U.S. Aggregate Bond Index: The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays U.S. Aggregate Bond Index: The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays U.S. Corporate High-Yield Bond Index: The Barclays U.S. Corporate High-Yield Bond Index covers the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Barclays U.S. Municipal Bond Index: The Barclays U.S. Municipal Bond Index covers the USD-denominated long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

BofA Merrill Lynch Global High Yield Index: The BofA Merrill Lynch Global High Yield Index is an unmanaged index of USD-, CAD-, GBP- and EUR-denominated below-investment grade corporate debt issued in the U.S. domestic or eurobond markets.

BofA Merrill Lynch Preferred Index: The BofA Merrill Lynch Preferred Index is a capitalization-weighted index of preferred stock issues that is generally representative of the market for preferred securities.

BofA Merrill Lynch U.S. High Yield Master II Index: The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market.

Citigroup 3-Month Treasury Bill Index: The Citigroup 3-Month Treasury Bill Index is designed to measure the return of the 3 month Treasury bills.

Citigroup World BIG ex-U.S. Index Unhedged USD: The Citigroup World BIG (Broad Investment-Grade) Bond ex-U.S. Index Unhedged USD is a market capitalization weighted index that tracks the performance of international fixed rate bonds that have remaining maturities of one year or longer and that are rated BBB-/Baa3, or better, by S&P or Moody’s, respectively. This index excludes the U.S. and is unhedged USD.

Credit Suisse Emerging Market Corporate Bond Index: The Credit Suisse Emerging Market Corporate Bond Index consists of U.S. dollar-denominated fixed income issues from Latin America, Eastern Europe and Asia.

Credit Suisse Multi-Asset Futures Strategy Index: Credit Suisse Multi-Asset Futures Strategy Index provides exposure to up to 44 liquid futures contracts within four broad asset classes: equities, bonds, currencies, and commodities. The index seeks to deliver absolute returns in all market cycles and is comprised of long and/or short positions in exchange-traded future contracts. Components of the index are selected on the basis of a contract’s price relative to its 250-day moving average.

230

Appendix—Description of Market Indices

Credit Suisse Momentum and Volatility Enhanced Return Strategy Index: The Credit Suisse Momentum and Volatility Enhanced Return Strategy Index seeks positive absolute returns at bullish and at bearish points in the commodity cycle for each of the S&P GSCI single commodity sub-indices. Currently, 24 single commodity sub-indices meet the eligibility requirements for the S&P GSCI. A list of these commodity sub-indices organized by subsector is presented below.

Energy	Industrial Metals	Precious Metals	Agriculture	Livestock
Crude Oil	Aluminum	Gold	Wheat	Live Cattle
Brent Crude Oil	Copper	Silver	Red Wheat	Feeder Cattle
RBOB Gas	Lead		Corn	Lean Hogs
Heating Oil	Nickel		Soybeans
Gas Oil	Zinc		Cotton
Natural Gas			Sugar
Coffee
Cocoa

FTSE EPRA/NAREIT Developed ex-US Index: The FTSE EPRA/NAREIT Developed ex-US Index is designed to track the performance of listed real estate companies and REITs worldwide, excluding U.S. companies.

FTSE NAREIT Composite Index: The FTSE NAREIT Composite Index is an unmanaged index consisting of approximately 200 Real Estate Investment Trust stocks.

FTSE NAREIT Equity REITs Index: The FTSE NAREIT Equity REITs Index is representative of the tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market.

Growth Allocation Blended Index: Prior to May 1, 2012, the Growth Allocation Blended Index consisted of 20% Barclays U.S. Aggregate Bond Index and 80% S&P 500 Index. Prior to December 3, 2012, the Growth Allocation Blended Index consisted of 20% Barclays Global Aggregate Bond Index and 80% MSCI ACWI. Effective December 3, 2102, the Growth Allocation Blended Index consists of 20% Barclays Global Aggregate GDP Weighted Index and 80% MSCI ACWI GDP Weighted Index. The Growth Allocation Blended Index is a hypothetical index constructed by Forward Management.

Growth & Income Allocation Blended Index: Prior to May 1, 2012, the Growth & Income Allocation Blended Index consisted of 40% Barclays U.S. Aggregate Bond Index and 60% S&P 500 Index. Priof to December 3, 2012, the Growth & Income Allocation Blended Index consisted of 40% Barclays Global Aggregate Bond Index and 60% MSCI ACWI. Effective December 3, 2012, the Growth & Income Allocation Blended Index consists of 40% Barclays Global Aggregate GDP Weighted Index and 60% MSCI ACWI GDP Weighted Index. The Growth & Income Allocation Blended Index is a hypothetical index constructed by Forward Management.

HFRI Fund of Funds Composite Index: The HFRI Fund of Funds Composite Index is an equal-weighted index comprised of fund of funds. The index includes over 600 constituents, both domestic and offshore funds.

HFRX Equity Hedge Index: The HFRX Equity Hedge Index is comprised of private funds with strategies that maintain both long and short positions primarily in equity securities and equity derivatives.

HFRX Relative Value Arbitrage Index: The HFRX Relative Value Arbitrage Index is comprised of private funds with relative valuation strategies that seek to identify valuation discrepancies between multiple securities.

Income & Growth Allocation Blended Index: Prior to May 1, 2012, the Income & Growth Allocation Blended Index consisted of 70% Barclays U.S. Aggregate Bond Index and 30% S&P 500 Index. Prior to December 3, 2012, the Income & Growth Allocation Blended Index consisted of 70% Barclays Global Aggregate Bond Index and 30% MSCI ACWI. Effective December 3, 2012, the Income & Growth Allocation Blended Index consists of 70% Barclays Global Aggregate GDP Weighted Index and 30% MMSCI ACWI GDP Weighted Index. The Income & Growth Allocation Blended Index is a hypothetical index constructed by Forward Management.

Income Builder Blended Index: The Income Builder Blended Index consists of 85% Barclays Global Aggregate Bond Index and 15% MSCI ACWI. The Income Builder Blended Index is a hypothetical index constructed by Forward Management.

MSCI ACWI GDP Weighted Index: The MSCI ACWI (All Country World Index) GDP Weighted Index is a free float-adjusted market capitalization index that is designed to measure gross domestic product performance in global developed and emerging markets, including the United States.

MSCI ACWI: The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

MSCI ACWI ex-USA: The MSCI ACWI (All Country World Index) ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

231

Appendix—Description of Market Indices

MSCI EAFE Small Cap Index: The MSCI EAFE Small Cap Index is an unmanaged, market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

MSCI Emerging Markets Index: The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

MSCI Frontier Markets Index: The MSCI Frontier Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of frontier markets.

Russell 2000 Index: The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

Russell 2500 Index: The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

Russell Midcap Index: The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index: The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

S&P Global Infrastructure Index: The S&P Global Infrastructure Index provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure clusters: utilities, transportation and energy.

232

Investment Advisor
Forward Management, LLC Sub-Advisors

Broadmark Asset Management, LLC

Forward Tactical Growth Fund

First Western Capital Management Company

Forward High Yield Bond Fund

Pacific Investment Management Company LLC

Forward Credit Analysis Long/Short Fund

Pictet Asset Management Limited

Forward International Small Companies Fund

SW Asset Management, LLC

Forward EM Corporate Debt Fund

Administrator ALPS Fund Services, Inc. Distributor Forward Securities, LLC Counsel Dechert LLP	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Custodian Citibank, N.A. Transfer Agent ALPS Fund Services, Inc.

Forward Balanced Allocation Fund

Forward Commodity Long/Short Strategy Fund

Forward Core Strategy Long/Short Fund

Forward Credit Analysis Long/Short Fund

Forward Dynamic Income Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Endurance Long/Short Fund

Forward Floating NAV Short Duration Fund

Forward Frontier Strategy Fund

Forward Global Dividend Fund

Forward Global Infrastructure Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward High Yield Bond Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

Forward International Dividend Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Managed Futures Strategy Fund

Forward Multi-Strategy Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Select Opportunity Fund

Forward Small Cap Equity Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Forward Balanced Allocation Fund

Forward Commodity Long/Short Strategy Fund

Forward Core Strategy Long/Short Fund

Forward Credit Analysis Long/Short Fund

Forward Dynamic Income Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Endurance Long/Short Fund

Forward Floating NAV Short Duration Fund

Forward Frontier Strategy Fund

Forward Global Dividend Fund

Forward Global Infrastructure Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward High Yield Bond Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

Forward International Dividend Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Managed Futures Strategy Fund

Forward Multi-Strategy Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Select Opportunity Fund

Forward Small Cap Equity Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Want More Information?

You can find out more about our Funds by reviewing the following documents:

Annual And Semi-Annual Reports

Our annual and semi-annual reports, when available, list the holdings of each Fund, describe each Fund’s performance, include the Funds’ financial statements, and discuss the market conditions and strategies that significantly affected the Funds’ performance during its last fiscal year. The financial statements in the Funds’ most recent annual report are considered a part of this prospectus.

Statement Of Additional Information

The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund and is considered a part of this prospectus. The SAI also contains a description of the Funds’ policies and procedures for disclosing its portfolio holdings.

How DO I Obtain A Copy Of These Documents?

By following one of the four procedures below:

1.	Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809. Or go to www.forwardinvesting.com and download a free copy.

2.	Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-1520. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.

3.	Go to the EDGAR database on the SEC’s website at www.sec.gov and download a free text-only copy.

4.	After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

STAT001 050114

Printed on paper containing recycled content using soy-based inks.

Prospectus

May 1, 2014

Class Z

Tickers
Fund	Class Z
Forward Commodity Long/Short Strategy Fund	None
Forward Floating NAV Short Duration Fund	None
Forward Frontier Strategy Fund	None
Forward High Yield Bond Fund	None
Forward Investment Grade Fixed-Income Fund	None
Forward Managed Futures Strategy Fund	None
Forward Total MarketPlus Fund	None
Forward U.S. Government Money Fund	ANIXX

The Securities and Exchange Commission and Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

Forward Funds also offer Class A, Class B, Class C, Advisor Class, Investor Class, and Institutional Class shares by separate prospectuses, which are available upon request.

Forward Commodity Long/Short Strategy Fund

Investment Objective

The Fund seeks long term total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z

Management Fee(1)	1.00%
Distribution (12b-1) Fees	N/A
Other Expenses of the Fund	0.29%
Other Expenses of the Subsidiary(2)	0.07%
Total Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.36%

(1)	The Fund may invest a portion of its assets in a wholly owned Cayman subsidiary. The Subsidiary (as defined below) has entered into a separate advisory agreement with Forward Management, LLC (“Forward Management”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

(2)	Other Expenses of the Subsidiary include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the Subsidiary, including administrative, audit, custody and legal expenses.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class Z

1 Year	$138
3 Years	$431
5 Years	$744
10 Years	$1,633

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks exposure to the commodity markets and returns that correspond to the Credit Suisse Momentum and Volatility Enhanced Return Strategy Index (“Credit Suisse MOVERS Index”). Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Credit Suisse MOVERS Index is composed of long and short commodity positions. The Credit Suisse MOVERS Index’s positioning is driven by a quantitative strategy that determines whether it is long or short individual commodities on the basis of market performance and measures of volatility (i.e., momentum signals). In contrast to traditional, long-only commodity allocations, the Credit Suisse MOVERS Index seeks positive absolute returns at bullish and at bearish points in the commodity cycle for each of the S&P GSCI single commodity sub-indices. A table listing the current 24 sub-indices is included in the Appendix to the Fund’s prospectus. These highly liquid underlying components capture the returns of each commodity in one of the world’s most established commodity benchmarks. From this group, the 10 commodities with the strongest absolute signals, filtered by volatility, are grouped together in an equally-weighted basket. The basket can be comprised of all long, all short, or a combination of long and short positions. Each month the basket’s composition is reweighted using the quantitative strategy and will consist of a new selection of 10 commodity long and/or short positions exhibiting the strongest (bullish or bearish) momentum signals.

The Fund does not invest directly in physical commodities, but rather employs a strategy that provides synthetic long and synthetic short exposure to the commodity markets that correspond to the long and short commodity market positioning of the Credit Suisse MOVERS Index. The Fund gains synthetic exposure to the commodities represented by the Credit Suisse MOVERS Index primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Forward Management, the Fund’s investment advisor, and has the same investment objective as the Fund. As discussed elsewhere in the Fund’s prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets.

Under normal conditions, the commodity-linked derivative instruments purchased by the Fund are collateralized by the Fund with a portfolio of fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes),

1

Forward Commodity Long/Short Strategy Fund

mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality and/or shares of fixed income exchange-traded funds (“ETFs”).

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market. The Fund may, without limitation, seek exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The Fund may also purchase and sell securities on a when-issued, delayed delivery or forward commitment basis.

Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2014, the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index was 2.69.

The Fund may invest all of its assets in commodity-linked derivative instruments either directly or through the Subsidiary. Assets not invested in commodity-linked derivative instruments either directly or through the Subsidiary may be invested in fixed income instruments and/or shares of fixed income ETFs.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more

2

Forward Commodity Long/Short Strategy Fund

sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Subsidiary: By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the provisions of the 1940 Act.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class Z shares. The accompanying table compares the Fund’s Class Z shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Class Z

Best Quarter – June 30, 2013	11.58%
Worst Quarter – December 31, 2012	–9.97%

3

Forward Commodity Long/Short Strategy Fund

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Commodity Long/Short Strategy Fund – Class Z (Inception: 12/31/10)
Return Before Taxes	9.41%	–3.33%
Return After Taxes on Distributions	7.18%	–4.17%
Return After Taxes on Distributions and Sale of Fund Shares	5.31%	–2.85%
Credit Suisse MOVERS Index	9.00%	–3.91%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s and the Subsidiary’s investment team. Messrs. Rowader and O’Donnell have managed the Fund since its inception in December 2010. Messrs. Broughton and Janec have managed the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

Forward Floating NAV Short Duration Fund

Investment Objective

The Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z

Management Fee	0.35%
Distribution (12b-1) Fees	N/A
Other Expenses(1)	0.48%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver and/or Expense Reimbursement(2)	–0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.44%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class Z

1 Year	$45
3 Years	$226

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

Under normal conditions, the Fund invests primarily in a diversified portfolio of investment grade fixed income securities of varying maturities, including bonds, debt securities and other comparable instruments issued by different U.S. and non-U.S. public or private-sector entities. The Fund’s average portfolio duration will vary based on Forward Management, LLC’s (“Forward Management” or the “Advisor”) economic outlook and will not normally exceed one year. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or security’s price would be expected to decrease by approximately 1% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). The Fund seeks to maintain an average-dollar-weighted portfolio maturity of less than 150 days. The Fund seeks to outperform the Citigroup 3-Month Treasury Bill Index. The Fund’s strategy seeks to maximize current income while also maintaining liquidity and preserving principal.

The Fund is not a money market fund and therefore does not seek to maintain a stable share value of $1.00 per share. The Fund will generally invest in U.S. dollar-denominated investment grade debt securities, rated in the “BBB-” category or above by Standard & Poor’s Corporation (“S&P”), or equally rated by Moody’s Investors Service (“Moody’s”) or Fitch Investors Service (“Fitch”) at the time of purchase, or, if unrated, determined to be of the same quality by Forward Management. The Fund will invest at least 70% of its net assets in securities rated in the “AA-” category or above by S&P or equally rated by Moody’s or Fitch at the time of purchase, or, if unrated, determined to be of the same quality by Forward Management, or in direct obligations of the U.S. Federal Government. The Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of non-U.S. issuers. The Fund may invest, without limitation, in mortgage-related and other asset-backed securities, including to-be announced transactions. The Fund may also purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

5

Forward Floating NAV Short Duration Fund

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: David L. Ruff, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Ruff and Broughton lead the Fund’s investment team. Messrs. Ruff, Broughton and O’Donnell will manage the Fund as of the date it commences operations.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Forward Frontier Strategy Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z

Management Fee	0.85%
Distribution (12b-1) Fees	N/A
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.16%
Fee Waiver and/or Expense Reimbursement(1)	–0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.91%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.89%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class Z

1 Year	$93
3 Years	$344
5 Years	$614
10 Years	$1,385

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in securities with exposure to the returns of frontier markets. “Frontier markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. Where exposure to frontier markets is not feasible, Forward Management, LLC (“Forward Management” or the “Advisor”) will invest in securities with exposure to emerging markets. The Fund may also seek to obtain, or reduce, exposure to one or more frontier market countries through investments in swaps, P-notes (participation interest notes that are issued by banks and designed to offer a return linked to a particular underlying equity, debt, currency or market), warrants, structured notes, futures and options (collectively, the “Structured Products”). The Fund may invest in securities of companies having any capitalization.

The Advisor seeks exposure to frontier markets by attempting to approximate the country and industry allocations of the Fund’s benchmark, the MSCI Frontier Markets Index (the “Benchmark”), and will primarily invest directly or indirectly in Structured Products, exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), depositary receipts, and securities of companies in frontier market countries to obtain such exposure. The Fund may also invest in instruments based on country indices, industries and sectors, individual stocks and currencies. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies. An issuer of a security generally will be considered to be located in a particular frontier market country or emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Due to potential difficulties regarding accessibility in some markets, the Fund’s actual holdings may deviate from the Benchmark. The Advisor will seek to reduce deviations whenever possible. When determining investment decisions, the Advisor will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, the Advisor will attempt to maximize the Fund’s overall exposure to frontier markets and lastly will seek exposure to emerging markets.

The Fund may invest all of its assets in securities with exposure to the returns of frontier markets or emerging markets, or in Structured Products with exposure to the returns of frontier markets or emerging markets. Assets not invested in such securities or Structured Products may be invested in cash or liquid securities that can readily be converted into cash, including ETFs or certain short term fixed income instruments (i.e., foreign and domestic corporate bonds or U.S. Government or agency securities) that are of investment grade quality.

7

Forward Frontier Strategy Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

Exchange-Traded Notes (“ETNs”): The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class Z shares. The accompanying table compares the Fund’s Class Z shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

8

Forward Frontier Strategy Fund

Calendar Year Total Returns—Class Z

Best Quarter – September 30, 2010	14.77%
Worst Quarter – September 30, 2011	–13.50%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Frontier Strategy Fund – Class Z (Inception: 5/5/09)
Return Before Taxes	23.03%	8.19%
Return After Taxes on Distributions	22.38%	6.09%
Return After Taxes on Distributions and Sale of Fund Shares	13.03%	5.62%
MSCI Frontier Markets Index	26.32%	11.35%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s investment team. Messrs. Rowader and O’Donnell have managed the Fund since its inception in December 2008. Mr. Broughton has managed the Fund since February 2011. Mr. Janec has managed the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers And Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Forward High Yield Bond Fund

Investment Objective

The Fund seeks high current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z

Management Fee	0.50%
Distribution (12b-1) Fees	N/A
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.71%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class Z

1 Year	$73
3 Years	$227
5 Years	$395
10 Years	$882

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 198% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in lower-rated bonds. The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Master II Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2014, the Benchmark’s duration was 4.18. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high-yield bonds, such as zero-coupon bonds, which pay interest only at maturity, or payment in kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest-rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation. The Fund may invest in debt securities of any maturity.

First Western Capital Management Company (“First Western” or the “Sub-Advisor”) selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. To select securities, the Sub-Advisor uses a bottom-up, credit research process. Company level analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. The Sub-Advisor looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective. The investment process also includes top-down research and sector analysis that establishes an investment policy based upon the Sub-Advisor’s view of the business cycle, interest rate trends, yield curve analysis, and sector analysis.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially

10

Forward High Yield Bond Fund

unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the

Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class Z shares. The accompanying table compares the Fund’s Class Z shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Class Z

Best Quarter – September 30, 2010	6.28%
Worst Quarter – September 30, 2011	–5.83%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward High Yield Bond Fund – Class Z (Inception: 5/5/09)
Return Before Taxes	6.74%	13.10%
Return After Taxes on Distributions	3.71%	9.97%
Return After Taxes on Distributions and Sale of Fund Shares	3.98%	9.06%
BofA Merrill Lynch U.S. High Yield Master II Index	7.42%	15.75%

11

Forward High Yield Bond Fund

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of First Western to act as sub-advisor to the Fund. The Fund is managed and all investment decisions are made by Steven S. Michaels. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 2000. Mr. Michaels has managed the Fund since May 2000.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

Forward Investment Grade Fixed-Income Fund

Investment Objective

The Fund seeks generation of current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z

Management Fee	0.50%
Distribution (12b-1) Fees	N/A
Other Expenses	0.46%
Total Annual Fund Operating Expenses	0.96%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class Z

1 Year	$98
3 Years	$306
5 Years	$531
10 Years	$1,177

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 222% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment grade, debt securities or synthetic or other instruments (i.e., options, swaps, including credit default swaps, and futures) that have similar economic characteristics to investment grade debt securities. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality. The Fund’s portfolio duration will typically be within two years of the Fund’s benchmark, the Barclays U.S. Government/Credit Bond Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2014, the Benchmark’s duration was 5.80.

The investment process includes both top-down and bottom-up decision making. The top-down analysis is determined by Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”), which establishes an outlook for global bond markets over the next three to five years. Selected members of the investment staff monitor monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc., and the outlook is supplemented by quarterly economic forums which are used to evaluate growth and inflation over the business cycle horizon of the next 6 to 12 months.

Sector specialists play a key role in bottom-up security selection determining relative value within their sectors. Sector specialists are assisted by a staff of analysts who conduct independent security analysis, and library of proprietary analytical software helps to quantify risks and relative value in different securities.

The Sub-Advisor’s Investment Committee defines the model portfolio and a generalist portfolio manager is assigned to manage the portfolio. This portfolio manager is required to keep portfolio characteristics within a moderate range around the model’s targets.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short

13

Forward Investment Grade Fixed-Income Fund

exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class Z shares. The accompanying table compares the Fund’s Class Z shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns— Class Z

Best Quarter – June 30, 2010	4.62%
Worst Quarter – June 30, 2013	–3.37%

14

Forward Investment Grade Fixed-Income Fund

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Investment Grade Fixed-Income Fund – Class Z (Inception: 5/5/09)
Return Before Taxes	-2.86%	6.90%
Return After Taxes on Distributions	-4.23%	5.39%
Return After Taxes on Distributions and Sale of Fund Shares	-1.61%	4.80%
Barclays U.S. Government/Credit Bond Index	-2.35%	4.93%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of PIMCO to act as sub-advisor to the Fund. The portfolio manager of the Fund is Mohit Mittal. Mr. Mittal is a Managing Director and portfolio manager for PIMCO and has managed the Fund since April 2014.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

Forward Managed Futures Strategy Fund

Investment Objective

The Fund seeks long term total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z

Management Fee(1)	1.00%
Distribution (12b-1) Fees	N/A
Other Expenses of the Fund	0.84%
Other Expenses of the Subsidiary(2)	0.81%
Total Other Expenses	1.65%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	2.72%
Fee Waiver and/or Expense Reimbursement(3)	–0.54%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.18%

(1)	The Fund may invest a portion of its assets in a wholly owned Cayman subsidiary. The Subsidiary (as defined below) has entered into a separate advisory agreement with Forward Management, LLC (“Forward Management”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

(2)	Other Expenses of the Subsidiary include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the Subsidiary, including administrative, audit, custody and legal expenses.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, expenses of the Subsidiary, and extraordinary expenses) for the Fund’s Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.30%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5%

return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class Z

1 Year	$221
3 Years	$793
5 Years	$1,391
10 Years	$3,007

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks exposure to the futures markets. The Fund will generally invest in futures-related instruments that track the performance of futures contracts included in the Credit Suisse Multi-Asset Futures Strategy Index (the “CSMF Index”). Futures contracts are agreements to purchase or sell a commodity, currency, stock, bond or other instrument in the future. The CSMF Index is composed of long and short futures contracts. The CSMF Index’s positioning is driven by a quantitative strategy that determines whether it is long or short an individual futures contract on the basis of the contract’s price relative to the 250-day moving average price of that futures contract. The CSMF Index seeks positive absolute returns at bullish and at bearish points in the futures contract price cycle for each of the liquid futures contracts that are eligible for inclusion in the CSMF Index. The primary asset classes included in the CSMF Index are commodities, currencies, equity indices and fixed income. The CSMF Index will take long positions in futures contracts with strong positive positioning relative to its 250-day moving average price and short positions in futures contracts with strong negative positioning relative to the 250-day moving average price. The composition of the CSMF Index is determined monthly. The CSMF Index may be comprised of all long, all short, or a combination of long and short positions.

The Fund will employ a strategy that provides synthetic long and synthetic short exposure to the futures contracts that correspond to the long and short futures contract positioning of the CSMF Index. The Fund gains this synthetic exposure to futures markets through investments in derivative instruments, including swap agreements and index-linked notes (sometimes referred to as “structured notes”), and through investments in the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Forward Management, LLC (“Forward Management” or “Advisor”), the Fund’s investment advisor, and has the same investment objective as the Fund. As discussed elsewhere in the Fund’s prospectus, the Subsidiary (unlike the Fund)

16

Forward Managed Futures Strategy Fund

may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets.

The Fund will target an annualized volatility level of approximately 15%, although the Fund’s actual volatility level may be higher or lower depending on market conditions and the Fund’s investments. Volatility is a measure of the change in price of an asset over time and a higher volatility level means that an asset’s value will increase or decrease by larger amounts over a time period than an asset with a lower volatility level. From time to time, the CSMF Index may have an expected volatility level below the targeted rate. In that event, the Advisor will seek to increase the Fund’s volatility level by increasing exposure to the futures markets and through the use of investments that have a leveraging effect, which increases the Fund’s exposure to changes in the price of an asset.

The Fund may invest in futures-related instruments either directly or through the Subsidiary. Assets not invested in futures-related instruments either directly or through the Subsidiary may be invested in fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality and/or shares of fixed income exchange-traded funds (“ETFs”).

Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2014, the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index was 2.69.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may, without limitation, seek exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The Fund may also purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund is generally expected to engage in frequent and active trading of portfolio securities.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other

17

Forward Managed Futures Strategy Fund

investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Subsidiary: By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the provisions of the 1940 Act.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class Z shares. The accompanying table compares the Fund’s Class Z shares’ average annual total returns to those of a

18

Forward Managed Futures Strategy Fund

market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Class Z

Best Quarter – December 31, 2013	4.48%
Worst Quarter – September 30, 2013	–4.18%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Managed Futures Strategy Fund – Class Z (Inception: 01/31/12)
Return Before Taxes	3.20%	–9.04%
Return After Taxes on Distributions	1.89%	–9.65%
Return After Taxes on Distributions and Sale of Fund Shares	1.82%	–7.08%
Credit Suisse Multi-Asset Futures Strategy Index	4.43%	–3.86%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s and the Subsidiary’s investment team. Messrs. Rowader, Broughton and O’Donnell have managed the Fund since its inception in January 2012. Mr. Janec has managed the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

Forward Total MarketPlus Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z

Management Fee	0.50%
Distribution (12b-1) Fees	N/A
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver and/or Expense Reimbursement(1)	–0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.75%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class Z

1 Year	$83
3 Years	$293
5 Years	$521
10 Years	$1,174

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 218% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) (collectively, “Structured Products”) that have similar economic characteristics to common stocks of all capitalization issuers, such as those in the Fund’s benchmark, the Russell 3000 Index (the “Benchmark”). Forward Management, LLC (“Forward Management” or the “Advisor”) invests in Structured Products in place of investing directly in stocks to attempt to exceed the daily performance of the Benchmark, and the value of such Structured Products should closely track changes in the value of the Benchmark. However, the Structured Products may be purchased with a fraction of the assets that would be needed to purchase stocks directly, so that the remainder of the assets may be invested in fixed income instruments and Structured Products as further discussed below.

The Fund may invest a significant portion of its assets in fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality, and exchange-traded funds (“ETFs”) that invest in these fixed income instruments. Forward Management actively manages the Fund’s fixed income investments with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2014, the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index was 2.69.

Furthermore, Forward Management actively allocates a significant portion of the Fund’s assets to a series of strategies through Structured Products with the aim of diversifying the sources of potential excess return, which is likely to be beneficial in market environments in which the fixed income portion of the Fund’s portfolio may lose value (e.g., periods of rising interest rates). Forward Management focuses on five asset allocation strategies designed to complement the Fund’s fixed income strategy. Forward Management allocates the Fund’s assets among these five strategies based on certain market factors. The following is a brief description of each of the strategies to which Forward Management may seek exposure through investments in Structured Products:

Carry Trade: A strategy that captures the difference in target interest rates of different countries through investment in currency forwards. By taking long positions in currencies of countries with high policy rates and short positions in currencies of countries with low policy rates, this type of strategy attempts to capture the difference between the policy rates.

20

Forward Total MarketPlus Fund

Equity Arbitrage: A strategy that captures the difference in the performance of certain equity securities using factors such as momentum, valuation and corporate earnings signals. Through use of a quantitative process, this type of strategy ranks equities based on forecasted returns and takes a short position in a basket of equity securities with the lowest forecasted return and long positions in other equity securities with the highest forecasted return.

Volatility Arbitrage: A strategy that captures the difference in expected and realized volatility of certain equity securities. By taking a long position in an option combined with a short position in the underlying equity security (i.e., a long volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security eventually proves to be higher than the expected volatility on the option when the trade was initiated. Conversely, by taking a short position in an option combined with a long position in the underlying equity security (i.e., a short volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security is ultimately lower than the option’s expected volatility.

Roll Yield: A strategy that captures positive contract roll yield in the commodities market by using different contract terms. By investing in a basket of long-short commodity contract pairs that take long positions in later-dated commodities contracts and short positions in short-dated contracts, this type of strategy attempts to capture the mispricing of short-dated contracts.

Rate Arbitrage: A strategy that captures changes in the yield curve, inflation-protected securities premiums, or changes in term premiums. As an example, by taking a long position in inflation-protected securities and a short position in the overall bond market when expected inflation is rising, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are high. Conversely, by taking a short position in inflation-protected securities and a long position in the overall bond market when expected inflation is declining, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are low.

The Fund may invest all of its assets in Structured Products as described above. Assets not invested in Structured Products may be invested in fixed income instruments or held in cash and/or cash equivalents.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

21

Forward Total MarketPlus Fund

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds: Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class Z shares. The accompanying table compares the Fund’s Class Z shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On September 20, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before September 20, 2010 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

22

Forward Total MarketPlus Fund

Calendar Year Total Returns—Class Z

Best Quarter – December 31, 2010	14.98%
Worst Quarter – September 30, 2011	–23.95%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	Since Inception
Forward Total MarketPlus Fund – Class Z (Inception: 5/5/09)
Return Before Taxes	31.53%	19.64%
Return After Taxes on Distributions	31.53%	18.27%
Return After Taxes on Distributions and Sale of Fund Shares	17.85%	15.29%
Russell 3000 Index	33.55%	19.67%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader leads the Fund’s investment team. Messrs. Rowader and O’Donnell have managed the Fund since September 2010. Messrs. Broughton and Janec have managed the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

23

Forward U.S. Government Money Fund

Investment Objective

The Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z

Management Fee	0.08%
Distribution (12b-1) Fees	N/A
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.31%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class Z

1 Year	$32
3 Years	$100
5 Years	$174
10 Years	$393

Principal Investment Strategies

The Fund is a money market fund investing exclusively in high quality, short-term money market instruments. Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. The Fund may also invest up to 20% of its assets in domestic U.S. dollar denominated commercial paper, or repurchase agreements secured by such commercial paper, determined by Forward Management, LLC (“Forward Management” or the “Advisor”) to (i) present minimal credit risk, and (ii) be issued by issuers that have the highest capacity to meet their short term financial obligations. The Fund follows applicable regulatory requirements concerning the quality, maturity, liquidity and diversifications of its investments. The Fund seeks to maintain an average-dollar-weighted portfolio maturity of 60 days or less and an average-dollar-weighted portfolio life of 120 days or less, while maintaining liquidity and maximizing current yield.

The Advisor directly invests the assets of the Fund, and uses quantitative analysis to attempt to maximize the Fund’s yield. The Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class Z shares. The accompanying table compares the Fund’s Class Z shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the

24

Forward U.S. Government Money Fund

Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Institutional Class” shares were renamed “Class Z” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund and the Fund’s current yield, which are updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Class Z

Best Quarter – March 31, 2008	0.86%
Worst Quarter – December 31, 2011	0.00%

Average Annual Total Returns

For the period ended December 31, 2013

	1 Year	5 Years	Since Inception
Forward U.S. Government Money Fund – Class Z (Inception: 1/4/07)
Return Before Taxes	0.01%	0.12%	1.14%
Citigroup 3-Month Treasury Bill Index	0.05%	0.10%	0.99%

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Rowader and Broughton lead the Fund’s investment team. Mr. Rowader has managed the Fund since February 2007. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class Z shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class Z shares is:

•	$15 million in Class Z shares of one or more Forward Funds

Subsequent investments for Class Z shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

25

Security Types of the Funds

The security types in which the Funds may invest (as discussed in each Fund’s “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Commodity Futures and Options on Commodity Futures

Futures contracts and options on futures contracts allow for the future sale by one party and purchase by another party of a specified amount of a specific commodity at a specified future time and at a specified price. The purchase of a futures contract enables a Fund, during the term of the contract, to lock in a price at which it may purchase a commodity and protect against a rise in prices. Futures contracts enable the seller to lock in a price at which it may sell a commodity and protect against declines in the value of the commodity. An option on a futures contract gives the purchaser the right (in exchange for a premium) to assume a position in a futures contract at a specified exercise price during the term of the option.

Commodity Swaps

Commodity swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. Swaps will normally be entered into on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund (whether directly or through a subsidiary) receiving or paying, as the case may be, only the net amount of the two payments. A Fund’s obligations (whether directly or through a subsidiary) under a swap agreement will be accrued daily (offset against any amounts owing to a Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of a Fund.

Commodity-Linked Notes

Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Debt Securities

A Fund may invest in short- and/or long-term debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored.

Derivatives

A Fund may invest in derivatives, which are securities whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments.

Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Dollar Rolls and Reverse Repurchase Agreements

A Fund may enter into dollar rolls and reverse repurchase agreements. When a Fund enters into a dollar roll or reverse repurchase agreement, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

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Security Types of the Funds

Entering into dollar rolls and reverse repurchase agreements by a Fund may be considered a form of borrowing for some purposes. As such, each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls and reverse repurchase agreements.

Emerging Market Securities and Frontier Market Securities

Investment in emerging market securities and frontier market securities includes both direct investment in such securities as well as investment in securities with exposure to the returns of an emerging market or frontier market.

Emerging market countries are those included in the Credit Suisse Emerging Market Corporate Bond Index, or similar market indices. Generally, emerging market countries are considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Frontier market countries are those included in the MSCI Frontier Emerging Markets Index, or similar market indices, and the smaller of the traditionally-recognized emerging markets. Generally, frontier market countries are considered to include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States, and the larger traditionally-recognized emerging markets of Taiwan, Hong Kong, Singapore, Korea, Mexico, South Africa, Brazil, India, China, and Russia.

An issuer of a security generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Exchange-Traded Funds (“ETFs”)

ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a benchmark index.

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

27

Security Types of the Funds

Illiquid Securities

A Fund may invest up to 15% of its net assets (up to 5% of total assets in the case of the Forward U.S. Government Money Fund) in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States. For a more detailed description with respect to those Funds which may invest in emerging market or frontier market securities, please see “Emerging Market Securities and Frontier Market Securities” above.

An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

Investments in a Wholly-Owned Subsidiary (Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund)

The Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund each seeks exposure to the commodity or futures markets primarily through investments in commodity-linked and futures-linked derivative instruments, including swap agreements and index-linked notes (sometimes referred to as “structured notes”), and through each Fund’s Subsidiary. The Funds’ derivative investments may include commodity-linked derivatives, including commodity swaps, commodity-linked notes and options on commodity futures.

Investments in a Subsidiary are expected to provide a Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and IRS rulings, as discussed below under “Federal Taxes” in this prospectus.

It is expected that each Subsidiary will invest primarily in commodity-linked and futures-related derivative instruments. Although a Fund may enter into these commodity-linked and futures-related derivative instruments directly, each Fund likely will gain exposure to these derivative instruments indirectly by investing in its Subsidiary. When Forward Management believes that these commodity-linked and futures-related derivative instruments are better suited to provide exposure to the commodities or futures markets than commodity-linked or futures-related notes, a Fund’s investment in its Subsidiary will likely increase. A Subsidiary also will invest in fixed income instruments, which are intended to both serve as collateral and enhance the Fund’s total return. To the extent that a Fund invests in its Subsidiary, it will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiary.

Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Each Subsidiary has the same investment objective and is subject to substantially the same investment policies and investment restrictions as its Fund, except that a Subsidiary (unlike a Fund) may invest without limitation in swap agreements and other index-linked derivative instruments. Each Subsidiary will also be subject to the same compliance policies and procedures as its Fund. In addition, each Fund wholly owns and controls its Subsidiary, and Forward Management acts as investment advisor to each Fund and the investment advisor to each Subsidiary.

Lower-Rated Debt Securities

Lower-rated debt securities (often referred to as “high yield” or “junk” bonds) are securities rated below investment grade by an NRSRO (e.g., rated below the “Baa” category by Moody’s, or rated below the “BBB” category by S&P or Fitch) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Lower-rated debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or highly-leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.

28

Security Types of the Funds

Master Limited Partnerships (“MLPs”)

Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in an MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation and conflicts of interest may exist among unit holders and the general partner of an MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs generally do not pay income tax but instead pass through their taxable income to unitholders who are required to report their allocable share of an MLP’s taxable income. An MLP’s distribution to unitholders may exceed the unitholder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in an MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy certain of the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government securities or issued by a bank or other financial institution.

Real Estate-Related Company

A company is considered to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (“REITs”) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies, and financial institutions that issue or service mortgages.

A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.

Repurchase Agreements

A Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, the Fund agrees to buy a security at one price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. Each Fund may invest in securities of other investment companies, including ETFs. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

ETFs – Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. Each Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

29

Security Types of the Funds

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

Certain Funds investing in commodities will effect such investment primarily through the purchase of a leveraged structured note. Forward Management and/or a Fund’s sub-advisor will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as those issued by the U.S. Treasury and U.S. Government agencies. The combination of the leveraged structured note and the separate pool of high quality bonds is designed to replicate the performance of the broad commodities markets and will be managed for the exposure to the commodities market. For example, if a Fund were to hold a structured note with 3 times exposure to a specified commodity index and Forward Management and/or the Fund’s sub-advisor hoped to achieve $15 million in exposure, Forward Management and/or the Fund’s sub-advisor would invest $5 million in the structured note and $10 million in high quality bonds. When the investment performance of the structured note and high quality bonds is viewed together, the total investment is designed to approximate the unleveraged performance of the index underlying the structured note.

Swaps

Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index). Credit default swaps are a type of swap agreement in which one party (the “buyer”) is generally obligated to pay the other party (the “seller”) an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as the default of a security, has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the credit default swap in exchange for an equal face amount of deliverable obligations of the security described in the swap, or the seller may be required to deliver the related net cash amount, if the credit default swap is cash settled. Swaps may be traded over-the-counter or centrally-cleared and exchange-traded. Currently, some, but not all, swap transactions are subject to central clearing. In a centrally cleared swap, immediately following execution of the swap transaction, the swap is novated to a central counterparty and the Fund’s counterparty on the swap becomes the central counterparty.

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

A Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

30

Additional Investment Strategies and Risks

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to all of the Forward Funds, unless otherwise noted.

Lending of Portfolio Securities

In order to generate additional income, a Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objectives and Investment Policies

The investment objective of each of the Funds (except the Forward Commodity Long/Short Strategy Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, and Forward Managed Futures Strategy Fund) is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund.

The investment objectives of the Forward Frontier Strategy Fund, although non-fundamental and subject to change by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund, are subject to prior shareholder notice requirements. Shareholders of the Fund must be notified at least 60 days prior to any material amendment to the investment objective of these Funds.

The investment objectives of the Forward Commodity Long/Short Strategy Fund, Forward Floating NAV Short Duration Fund, Forward Global Credit Long/Short Fund, and Forward Managed Futures Strategy Fund are non-fundamental and may be changed by the Board of Trustees without a vote of the holders of the outstanding shares of the Shareholders of these Funds and without prior shareholder notice.

As discussed in the relevant “Fund Summary” sections above, certain Funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), each of these Funds has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its 80% investment policy.

For purposes of a Fund’s policy to invest 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also a Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, a Fund may not follow its principal investment strategy. Under such conditions, a Fund may invest without limit in money market securities, U.S. Government obligations, and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which a Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

Each Fund (other than the Forward U.S. Government Money Fund) is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by a Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Funds (other than the Forward U.S. Government Money Fund) also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with their investment objectives to minimize the impact of cash balances. This will enable the Funds to hold cash while receiving a return on the cash that is similar to holding equity or fixed-income securities.

Management Risk

The strategy used by Forward Management and/or a Fund’s sub-advisor may fail to produce the intended result or Forward Management’s and/or a Fund’s sub-advisor’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk

Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments. Historically, markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day. A Fund’s portfolio securities can be affected by events that affect the securities

31

Additional Investment Strategies and Risks

markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, events that disrupt the economy on a national or global level, such as terrorism, market manipulation, government defaults, government shutdowns, and natural/environmental disasters, can all negatively impact the securities markets, which could cause a Fund to lose value. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Market disruptions could prevent a Fund from implementing investment decisions in a timely manner. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

Additional Information Regarding Investment Strategies

With respect to any percentage restriction on investment or use of assets discussed in the relevant “Fund Summary” sections above, if such a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather Forward Management and/or a Fund’s sub-advisor will consider which action is in the best interest of a Fund and its shareholders, including the sale of the security.

Other Investments Techniques and Risks

Each Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject a Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which each Fund may invest and their associated risks.

Discussion of Principal and Non-Principal Risks

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in each Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of each Fund. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because certain Funds invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. For additional information regarding risks of investing in a Fund, please see the SAI.

Risks:	Forward Commodity Long/Short Strategy Fund	Forward Floating NAV Short Duration Fund	Forward Frontier Strategy Fund
Allocation	N/A	N/A	N/A
Borrowing	N/A	N/A	N/A
Cash and Cash Equivalents	P	NP	P
Commodity Sector	P	N/A	N/A
Concentration	N/A	N/A	NP
Currency Transactions	N/A	N/A	N/A
Debt Securities	P	P	NP
Depositary Receipts	N/A	N/A	P
Derivatives	P	N/A	P
Emerging Market and Frontier Market Securities	N/A	N/A	P
Equity Securities	N/A	N/A	NP
Exchange-Traded Funds	P	N/A	NP
Exchange-Traded Notes	N/A	N/A	P
Foreign Securities	NP	NP	P
Government-Sponsored Enterprises	P	P	P
Growth Stocks	N/A	N/A	N/A
Hedging	N/A	N/A	N/A

32

Discussion of Principal and Non-Principal Risks

Risks:	Forward Commodity Long/Short Strategy Fund	Forward Floating NAV Short Duration Fund	Forward Frontier Strategy Fund
Infrastructure-Related Investment	N/A	N/A	N/A
Interest Rate	P	P	N/A
Liquidity Risk	P	NP	P
Lower-Rated Debt Securities	N/A	N/A	N/A
Mortgage-Related and Other Asset-Backed Securities	P	P	N/A
Municipal Bonds	N/A	N/A	N/A
No Operating History	N/A	P	N/A
Non-Diversification	P	N/A	P
Overseas Exchanges	N/A	N/A	N/A
Portfolio Turnover	P	P	NP
Real Estate Securities and REITs	N/A	N/A	N/A
Repurchase Agreements	P	P	N/A
Restricted and Illiquid Securities	N/A	NP	N/A
Securities Issued by Other Investment Companies	P	N/A	NP
Short Sales	N/A	N/A	N/A
Small and Medium Capitalization Stocks	N/A	N/A	N/A
Subsidiary	P	N/A	N/A
Tax	P	N/A	P
Tax Reform	N/A	N/A	N/A
Value Stocks	N/A	N/A	N/A

Risks:	Forward High Yield Bond Fund	Forward Investment Grade Fixed- Income Fund	Forward Managed Futures Strategy Fund
Allocation	N/A	N/A	N/A
Borrowing	N/A	N/A	N/A
Cash and Cash Equivalents	N/A	NP	P
Commodity Sector	N/A	N/A	P
Concentration	N/A	N/A	N/A
Currency Transactions	N/A	N/A	P
Debt Securities	P	P	P
Depositary Receipts	N/A	N/A	N/A
Derivatives	P	P	P
Emerging Market and Frontier Market Securities	N/A	NP	N/A
Equity Securities	N/A	N/A	P
Exchange-Traded Funds	N/A	N/A	P
Exchange-Traded Notes	N/A	N/A	N/A
Foreign Securities	N/A	NP	NP
Government-Sponsored Enterprises	N/A	P	P
Growth Stocks	N/A	N/A	N/A
Hedging	N/A	N/A	N/A
Infrastructure-Related Investment	N/A	N/A	N/A

33

Discussion of Principal and Non-Principal Risks

Risks:	Forward High Yield Bond Fund	Forward Investment Grade Fixed- Income Fund	Forward Managed Futures Strategy Fund
Interest Rate	P	P	P
Liquidity Risk	P	P	P
Lower-Rated Debt Securities	P	NP	N/A
Mortgage-Related and Other Asset-Backed Securities	N/A	P	P
Municipal Bonds	N/A	N/A	N/A
No Operating History	N/A	N/A	N/A
Non-Diversification	N/A	N/A	P
Overseas Exchanges	N/A	N/A	N/A
Portfolio Turnover	P	P	NP
Real Estate Securities and REITs	N/A	N/A	N/A
Repurchase Agreements	N/A	N/A	P
Restricted and Illiquid Securities	N/A	NP	P
Securities Issued by Other Investment Companies	N/A	N/A	P
Short Sales	N/A	N/A	N/A
Small and Medium Capitalization Stocks	N/A	N/A	N/A
Subsidiary	N/A	N/A	P
Tax	P	P	P
Tax Reform	N/A	N/A	N/A
Value Stocks	N/A	N/A	N/A

Risks:	Forward Total MarketPlus Fund	Forward U.S. Government Money Fund
Allocation	N/A	N/A
Borrowing	N/A	N/A
Cash and Cash Equivalents	P	N/A
Commodity Sector	P	N/A
Concentration	N/A	N/A
Currency Transactions	N/A	N/A
Debt Securities	P	P
Depositary Receipts	N/A	N/A
Derivatives	P	N/A
Emerging Market and Frontier Market Securities	N/A	N/A
Equity Securities	P	N/A
Exchange-Traded Funds	N/A	N/A
Exchange-Traded Notes	N/A	N/A
Foreign Securities	N/A	N/A
Government-Sponsored Enterprises	P	P
Growth Stocks	N/A	N/A
Hedging	P	N/A
Infrastructure-Related Investment	N/A	N/A
Interest Rate	P	P

34

Discussion of Principal and Non-Principal Risks

Risks:	Forward Total MarketPlus Fund	Forward U.S. Government Money Fund
Liquidity Risk	P	N/A
Lower-Rated Debt Securities	N/A	N/A
Mortgage-Related and Other Asset-Backed Securities	P	NP
Municipal Bonds	P	N/A
No Operating History	N/A	N/A
Non-Diversification	N/A	N/A
Overseas Exchanges	N/A	N/A
Portfolio Turnover	P	N/A
Real Estate Securities and REITs	N/A	N/A
Repurchase Agreements	N/A	P
Restricted and Illiquid Securities	N/A	N/A
Securities Issued by Other Investment Companies	N/A	N/A
Short Sales	N/A	N/A
Small and Medium Capitalization Stocks	P	N/A
Subsidiary	N/A	N/A
Tax	P	N/A
Tax Reform	N/A	N/A
Value Stocks	N/A	N/A

P = Principal Risk

NP = Non-Principal Risk

N/A = Not Applicable

Allocation

A Fund’s investment performance depends upon how its assets are allocated and reallocated among particular asset classes. With respect to an Allocation Fund, which primarily invests in underlying Forward Funds, the Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds. Forward Management may make less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. A Fund might lose money as a result of these allocation decisions.

Cash and Cash Equivalents

The holding by a Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which a Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

35

Discussion of Principal and Non-Principal Risks

Concentration Risk

Certain Funds may concentrate their investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact such Funds. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a mutual fund that does not concentrate its investments.

Currency Transactions

If a security is denominated in a foreign currency, the value of the security will fluctuate if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of a Fund’s shares. Costs are incurred by a Fund in connection with conversions between currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Currency risks are greater in lesser developed markets, where there is a higher risk of currency depreciation, and can be unpredictably affected by external events. In some situations, Forward Management and/or a Fund’s sub-advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country as a result of these potential risks.

Fund managers are authorized to hedge against currency risks but are not required to do so and may choose not to do so because of the cost, the manager’s investment philosophy, or other reasons. There is no assurance that attempts to hedge currency risk will be successful if utilized and such attempts may have the effect of limiting the gains from favorable market movements.

Debt Securities

A Fund may invest in short-term and/or long-term debt securities. Debt securities in which a Fund may invest are subject to several types of investment risk, including interest rate risk, credit risk, and call or income risk.

Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest. In addition, the value of a Fund’s debt securities will generally decline if the credit rating of the issuer declines, and an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

Call or income risk exists with respect to corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. A Fund would have to reinvest the proceeds at a possibly lower interest rate. A Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Current market conditions may pose heightened risks for Funds that invest in debt securities. Current interest rates are at or near historic lows, and future increases in interest rates could result in less liquidity and greater volatility of debt securities. In addition, new regulations applicable to and changing business practices of financial intermediaries that make markets in debt securities may result in those financial intermediaries restricting their market making activities for certain debt securities, which may reduce the liquidity and increase the volatility for such debt securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives

A Fund may invest in derivatives, which are securities whose value is based on the value of another security or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. Derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

36

Discussion of Principal and Non-Principal Risks

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. A Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by Forward Management and/or a Fund’s sub-advisor or, if available, that such techniques will be utilized by Forward Management and/or a sub-advisor.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track. Privately negotiated derivatives may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for a Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a privately negotiated derivative prior to its scheduled termination date, which creates a possibility of increased volatility and/or decreased liquidity for the Fund.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and Forward Management and/or a Fund’s sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of a Fund. If Forward Management and/or a Fund’s sub-advisor inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, a Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by a Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions. Additional future regulation of derivatives may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

The SAI provides a more detailed description of the types of derivative instruments in which a Fund may invest and their associated risks.

Emerging Market and Frontier Market Securities

A Fund may invest in emerging market and frontier market securities. Emerging market and frontier market securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. Emerging market and frontier market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, investments in emerging market and frontier market securities are subject to the following risks:

•	Greater likelihood of economic, political or social instability;
•	Less liquid and more volatile stock markets;
•	Lower trading volume of markets;
•	Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;
•	Governmental restrictions on currency conversion or trading;
•	Difficulties in accurately valuing emerging market and frontier market securities or selling them at their fair value, especially in down markets;
•	Greater possibility of imposition of international sanctions or embargoes on emerging market or frontier market countries;
•	A lack of government regulation and different legal systems, which may result in difficulty in enforcing judgments;
•	The contagious effect of market or economic setbacks in one country on another emerging market country;
•	Immature economic structures;
•	The availability of less information about emerging market and frontier market companies because of less rigorous accounting and regulatory standards; and
•	Less ability of emerging market and frontier market companies to restructure or refinance borrowings.

37

Discussion of Principal and Non-Principal Risks

Equity Securities

A Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

A Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

Exchange-Traded Funds (“ETFs”)

A Fund’s investment in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. The value of a Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with a Fund’s purchase and sale of shares of ETFs, a Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. The market value of an ETF share may differ from its net asset value and there may be times when an ETF share trades at a premium or discount to its net asset value.

Many ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of a corresponding market index or basket of securities, and the value of their shares should, under normal circumstances, closely track the value of the underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. Investment in a Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or baskets of securities they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indices or baskets of securities. Certain securities comprising the indices or baskets of securities tracked by the ETFs may, from time to time, temporarily be unavailable.

Exchange-Traded Notes (“ETNs”)

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on a Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities due to a number of factors. In particular, as a result of investing in foreign securities, a Fund may be subject to increased risk of loss caused by any of the factors listed below:

•	Unstable political, social, and economic conditions;
•	Lower levels of liquidity and market efficiency;
•	Greater securities price volatility;
•	Currency exchange rate fluctuations;
•	Less availability of adequate or accurate public information about issuers;

38

Discussion of Principal and Non-Principal Risks

•	Limitations on foreign ownership of securities;
•	Imposition of withholding taxes, other taxes or exit levies;
•	Imposition of restrictions on the expatriation of funds or other assets of the Fund;
•	Higher transaction and custody costs and delays in settlement procedures;
•	Difficulties in enforcing contractual obligations;
•	Lower levels of regulation of the securities market and other differences in the way securities markets operate;
•	Weaker accounting, disclosure, and reporting requirements; and
•

Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

A foreign government may place controls and restrictions on the exchange of its currency for another currency and may limit the repatriation of its currency or assets denominated in its currency, which could adversely affect the U.S. dollar value and liquidity of investments denominated in that currency. Furthermore, repatriation of investment income, capital and the proceeds of sales of investments by foreign investors may require governmental registration or approval in some countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Investments in emerging markets in particular involve even greater risks such as immature economic structures and different legal systems.

Government-Sponsored Enterprises (“GSEs”)

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Growth Stocks

Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share Forward Management’s and/or a Fund’s sub-advisor’s assessment of an investment’s long-term growth, a Fund may underperform other mutual funds or stock indices.

Hedging

A Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause a Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that Forward Management and/or a Fund’s sub-advisor does not expect or if a Fund cannot close out its position in a hedging instrument.

Interest Rate

Interest rate risk is the risk that debt securities will decline in value because of an increase in interest rates. As interest rates rise, the value of certain debt securities held by a Fund is likely to decrease. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate and adjustable rate debt securities will not generally increase in value if interest rates decline. When a Fund holds floating or adjustable rate debt securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares. Changes in interest rates can be sudden and unpredictable. Investments in debt securities pose the risk that Forward Management’s and/or a Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The liquidity of an issuer’s securities may decrease if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. Additionally, the market for certain investments may become illiquid under adverse market conditions independent of any specific adverse changes in the conditions of a particular issuer. Derivatives and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, securities of companies with smaller market capitalizations, foreign securities, debt securities, or securities that are subject to substantial market and credit risk may have greater liquidity risk. During periods of low liquidity, a Fund may be forced to sell securities at reduced prices or under unfavorable conditions. It may also be the case that other market participants may be attempting to liquidate certain investments at the same time as a Fund, causing increased supply in the market and

39

Discussion of Principal and Non-Principal Risks

contributing to liquidity risk and downward pricing pressure. Less liquid securities may trade infrequently, trade at a smaller volume, become harder to value, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and a Fund that concentrates its investments in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds may be more susceptible than other issuers to economic downturns, periods of rising interest rates or individual corporate developments, which could adversely affect the value and market for these securities. In particular, low-rated and comparable unrated debt securities are often issued by smaller, less creditworthy companies or by highly levered (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. Forward Management and/or a Fund’s sub-advisor may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with their own independent and ongoing credit analysis.

Mortgage-Related and Other Asset-Backed Securities

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. There is no assurance that a Fund will invest at least 50% of its assets in tax-exempt municipal bonds. A Fund will not be managed to qualify a specified portion of its distributions as tax-exempt.

Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in a Fund, they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, if a Fund invests less than 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in federally tax-exempt municipal bonds, which may be the case from time to time, no portion of the Fund’s distributions would be designated as tax-exempt dividends.

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Discussion of Principal and Non-Principal Risks

Generally, municipal bonds are issued as general obligations of a state or local government that are secured by the issuer’s taxing power, or as revenue bonds that are secured by user fees and other revenues pledged to pay debt service on such bonds. The major portion of municipal bonds are issued to fund public projects, including economic development, education, electric power, healthcare, housing, transportation, water and sewer, and pollution control. The value of municipal bonds can be significantly affected by the political, economic, legal, and legislative realities of the particular issuer’s locality, and a municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. There is no guarantee that an active and robust market will exist for municipal bonds, and a Fund may find it difficult to purchase or sell such bonds at opportune times.

In addition, U.S. federal tax law has enabled governmental issuers to issue billions of dollars of tax-exempt municipal bonds on behalf of certain corporate entities for various qualified purposes. Corporate-backed municipal bonds are typically issued as limited obligations of a governmental issuer payable from revenues derived pursuant to a loan, lease, installment sale or financing agreement with a corporate entity (including, but not limited to, entities such as airlines, electric utilities, healthcare facilities, and industrials). Such bonds are typically treated as a long-term debt on a parity with senior unsecured bonds issued by such corporate entity, except that interest payable on corporate-backed municipal bonds is federally tax-exempt. Subject to certain requirements, a Fund may be permitted to pass through to its shareholders the interest earned on municipal bonds as federally tax-exempt interest dividends. For more information see “Dividends and Taxes”. In addition, corporate credits in the municipal bond market generally trade at a higher pre-tax yield than an equivalent corporate credit in the corporate bond market and, therefore, it is possible for investments in corporate-backed municipal bonds to achieve higher relative returns than comparable investments in corporate bonds.

No Operating History

A newly organized Fund that has not operated for a full fiscal year has no prior operating history by which an investor can evaluate performance.

Non-Diversification

A Fund that is non-diversified is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, a Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of a Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges

A Fund may engage in transactions on a number of overseas stock exchanges. Market practices relating to clearance and settlement of securities transactions and custody of assets can potentially pose an increased risk to a Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result, affect the calculation of a Fund’s net asset value per share).

A Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller, and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

Portfolio Turnover

A Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. A Fund’s portfolio turnover rate will vary from year to year.

The calculation of a Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent a Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs

A Fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities.

Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational

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Discussion of Principal and Non-Principal Risks

documents of a REIT may give the trust’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the REIT difficult.

A Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Repurchase Agreements

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells a Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by a Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from a Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, a Fund may not be able to sell the security at a time and/or price at which Forward Management and/or a Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition.

Restricted securities (i.e., securities subject to legal or contractual restrictions on resale) may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies

A Fund may invest in shares of other investment companies, such as mutual funds, ETFs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Small and Medium Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Subsidiaries (Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund)

The Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund, through their investments in the respective Subsidiaries, will be indirectly exposed to the risks associated with the respective Subsidiary’s investments. The derivatives and other investments that will be held by the Subsidiaries are generally similar to those that are permitted to be held by the Funds and will be subject to the same risks applicable to similar investments held directly by the Funds. There can be no assurance that the investment objective of each Subsidiary will be achieved. The Subsidiaries are not registered under the 1940 Act, and, unless otherwise noted in this prospectus, are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to operate as described in this prospectus and the SAI and could adversely affect the Funds.

Tax

The federal income tax treatment of the complex securities in which a Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

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Discussion of Principal and Non-Principal Risks

Value Stocks

Although a Fund may invest in securities that Forward Management and/or a Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Management of the Funds

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to each of the Forward Funds. Forward Management is a registered investment advisor that supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Board of Trustees of each of the respective Funds and each Fund’s shareholders. Forward Management is located at 101 California Street, 16th Floor, San Francisco, California 94111. As of December 31, 2013, Forward Management had approximately $5.2 billion of assets under management.

Forward Management has the authority to manage the Forward Funds in accordance with the investment objectives, policies, and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees. Forward Management has managed the Forward Funds since September 1998 and the Forward Funds are its principal investment advisory clients. Forward Management directly manages the assets of the Forward Commodity Long/Short Strategy Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Managed Futures Strategy Fund, Forward Total MarketPlus Fund, and Forward U.S. Government Money Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds. Forward Management also provides the Funds with ongoing management supervision and policy direction.

Forward Management uses rigorous criteria to select sub-advisors to manage the Funds’ assets. In choosing the sub-advisors, Forward Management considers a number of factors, including market trends, the sub-advisor’s investment style, its own outlook for a given market capitalization or investment style category, the sub-advisor’s performance in various market conditions, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings, and price volatility statistics.

In addition to selecting the sub-advisors and, where applicable, allocating the Funds’ assets, Forward Management is responsible for monitoring and coordinating the overall management of the Funds. Forward Management reviews each Fund’s portfolio holdings and evaluates the ongoing performance of the sub-advisors.

The Forward Frontier Strategy Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader leads the investment team of the Forward Frontier Strategy Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

Paul Broughton, CFA. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

David Janec. Mr. Janec, Assistant Portfolio Manager, has been with Forward Management since September 2008. From 2007 to September 2008, Mr. Janec was a Junior Investment Analyst and Operations Analyst with Accessor Capital Management. From 2004 to 2006, Mr. Janec was an Operations Associate with E*Trade.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

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Management of the Funds

The Forward U.S. Government Money Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader co-leads the investment team of the Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

Paul Broughton, CFA. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Mr. Broughton co-leads the investment team of the Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Total MarketPlus Fund, are team managed and all investment decisions are made jointly by the team. The team is also primarily responsible for the day-to-day operation of the Forward Commodity Long/Short Strategy Fund’s Subsidiary and the Forward Managed Futures Strategy Fund’s Subsidiary. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader leads the investment team of the Forward Commodity Long/Short Strategy Fund and its Subsidiary, Forward Managed Futures Strategy Fund and its Subsidiary, and Forward Total MarketPlus Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

Paul Broughton, CFA. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

David Janec. Mr. Janec, Assistant Portfolio Manager, has been with Forward Management since September 2008. From 2007 to September 2008, Mr. Janec was a Junior Investment Analyst and Operations Analyst with Accessor Capital Management. From 2004 to 2006, Mr. Janec was an Operations Associate with E*Trade.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Floating NAV Short Duration Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff co-leads the investment team of the Forward Floating NAV Short Duration Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987 to 2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst.

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Management of the Funds

Paul Broughton. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Mr. Broughton co-leads the investment team of the Forward Floating NAV Short Duration Fund. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Funds.

During the most recent fiscal year ended December 31, 2013, each Fund that has been in operation for a full fiscal year paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment advisor and/or the Fund’s sub-advisor (as applicable). Daily investment decisions are made by the respective sub-advisor(s) for each Fund (as applicable), whose investment experience is described below under the heading “Sub-Advisors/Portfolio Managers.”

Fund	Total Annual Advisory Fee (as a Percentage of Daily Net assets)	Annual Advisory Fee to Investment Advisor (as a Percentage of Daily Net Assets)	Annual Advisory Fee to Sub-Advisor (as a Percentage of Daily Net Assets)
Forward Commodity Long/Short Strategy Fund(1)	1.00%	1.00%	N/A
Forward Floating NAV Short Duration Fund(2)	N/A	N/A	N/A
Forward Frontier Strategy Fund	0.66%	0.66%	N/A
Forward High Yield Bond Fund(3)	0.50%	0.25%	0.25%
Forward Investment Grade Fixed-Income Fund(3)	0.50%	0.25%	0.25%
Forward Managed Futures Strategy Fund(1)	0.46%	0.46%	N/A
Forward Total MarketPlus Fund	0.34%	0.34%	N/A
Forward U.S. Government Money Fund(4)	0.03%	0.03%	N/A

(1)	The Subsidiary has entered into a separate advisory agreement with Forward Management for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.
(2)	As of December 31, 2013, the Fund had not commenced operations. The contractual management fee payable to Forward Management is 0.35%.
(3)	The Fund directly pays each sub-advisor a sub-advisory fee, as applicable.
(4)	Effective as of April 4, 2011, Forward Management has agreed to waive its management fee to the extent necessary in order to maintain the Forward U.S. Government Money Fund’s (or class thereof, as applicable) current yield at or above 0.01%. Any such waiver of the management fee is voluntary and may be terminated by Forward Management at any time without notice.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and investment sub-advisory contracts of the Funds is available in the Forward Funds’ annual reports for the most recent fiscal year ended December 31, 2013.

Sub-Advisors/Portfolio Managers

The sub-advisor(s) for each Fund manage the assets of the Fund and make decisions with respect to, and place orders for, all purchases and sales of the Fund’s securities, subject to the general supervision of the Board of Trustees and Forward Management and in accordance with the investment objectives, policies, and restrictions of the Fund.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the Fund.

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Management of the Funds

Forward High Yield Bond Fund

Forward Management has engaged the services of First Western Capital Management Company (“First Western”) to act as sub-advisor to the Forward High Yield Bond Fund. First Western is located at 1900 Avenue of the Stars, Suite 900, Los Angeles, California 90067. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 1, 2000. First Western is the principal investment advisory subsidiary of First Western Financial, Inc. First Western has approximately $1.4 billion of assets under management as of December 31, 2013, and First Western Financial, Inc. has approximately $4.9 billion of assets under management as of December 31, 2013.

Steven S. Michaels is responsible for the day-to-day management of the Fund. Mr. Michaels is Managing Director and Portfolio Manager at First Western, and has 23 years of industry experience. He has been a member of the professional investment staff at First Western, and previously FMA, for over 20 years. Mr. Michaels’ responsibility over the last 16 years include high yield fixed income portfolio management and overseeing the firm’s credit research. In addition, he serves on the Board of Directors of First Western and as a member of the Investment Policy Committee of its affiliate First Western Investment Management.

Forward Investment Grade Fixed-Income Fund

Forward Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Forward Investment Grade Fixed-Income Fund. PIMCO is located at 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660 (effective May 27, 2014, PIMCO will be located at 650 Newport Center Drive, Newport Beach, CA 92660). PIMCO has managed the Fund since May 19, 2008. PIMCO has approximately $1.919 trillion in assets under management as of December 31, 2013.

Mohit Mittal is the portfolio manager responsible for the day-to-day investment decisions of the Fund. Mr. Mittal is a Managing Director and portfolio manager for PIMCO. He manages investment grade credit and unconstrained bond portfolios and is the current chair for the Americas Portfolio Committee. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal joined PIMCO in 2007 as a portfolio manager and has been a Managing Director since 2014. He holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

Hiring Sub-Advisors Without Shareholder Approval

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

Valuation of Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for each Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV per share of a Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each Business Day. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to a Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different classes of shares of the same Fund will differ due to differing class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter markets, and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

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Valuation of Shares

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

For all Funds (except for the Forward U.S. Government Money Fund), debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask price. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average bid and ask price; and (b) maturity of 60 days or less, at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which use multiple valuation techniques to determine market value. In instances where sufficient market activity exists, the independent pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine market value. In instances where sufficient market activity may not exist or is limited, the independent pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indices will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m., Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m., Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of a Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s

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Valuation of Shares

NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because certain Funds may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, a Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

Purchasing Shares

How to Buy Shares

You can open an account and make an initial purchase of Class Z shares of the Funds directly from the Funds or through a financial intermediary that has established an agreement with the Funds’ Distributor. The Funds or certain classes thereof may not be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase Class Z shares of a Fund.

To open an account and make an initial purchase directly with the Funds, you can mail a check (payable to Forward Funds) in the minimum amounts described below, along with a completed and signed Account Application, to Forward Funds, P.O. Box 1345, Denver, CO 80201. To obtain an Account Application, call (800) 999-6809 or download one from www.forwardinvesting.com. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

After you have opened an account, you can make subsequent purchases of Class Z shares of a Fund through your financial intermediary or directly from the Funds. To purchase shares directly by mail, send your instruction and a check to the Funds at P.O. Box 1345, Denver, CO 80201.

For certain of the Funds, you also can make subsequent purchases of Class Z shares of a Fund through the Internet. To do so, you must be an existing shareholder of a Fund and your account must be bank ACH active. You may not initially open an account with the Funds via the Internet. To purchase Fund shares online, you must select this option on the account application. You can establish a user ID and password at www.forwardinvesting.com by selecting Account Login. If you have questions or problems accessing your account, contact Forward Funds at (800) 999-6809.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time.

For the Forward U.S. Government Money Fund, if the Transfer Agent receives a purchase order for shares of the Forward U.S. Government Money Fund on any business day marked “Same Day Settlement” and the invested monies are received via Federal Funds wire before 3:00 p.m., Eastern Time, on the same day, the investor will be entitled to receive that day’s dividend. For all Funds, if a purchase order is not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the business day following the purchase request.

For the Forward Floating NAV Short Duration Fund, if the Transfer Agent receives a purchase request in good order for shares of the Fund, the investor will be entitled to begin earning income dividends on the settlement date of the transaction which is typically trade date, plus one to three business days following the date of the purchase request. Additionally, the Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the settlement date.

As described in “Pricing of Fund Shares” below, when you purchase shares you will pay the NAV that is next calculated after we receive your order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment and signature of authorized signer.

You also can open an account and make an initial purchase of Class Z shares and subsequent purchases of shares through a financial intermediary that has established an agreement with the Funds’ Distributor.

There are no initial sales loads for Class Z shares of the Funds. Depending upon the terms of your account, you may pay account fees to your account service provider for services provided in connection with your investment in Class Z shares of a Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

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Purchasing Shares

Share Classes

Share Classes Offered by each Forward Fund*

Fund	Institutional Class	Investor Class	Class A	Class B	Class C	Advisor Class	Class Z
Forward Balanced Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Commodity Long/Short Strategy Fund	Yes	Yes	No	No	Yes	Yes	Yes
Forward Core Strategy Long/Short Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Credit Analysis Long/Short Strategy Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Dynamic Income Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward EM Corporate Debt Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Emerging Markets Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Endurance Long/Short Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Floating NAV Short Duration Fund	Yes	Yes	No	No	Yes	Yes	Yes
Forward Frontier Strategy Fund	Yes	Yes	No	No	No	Yes	Yes
Forward Global Dividend Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Global Infrastructure Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Growth & Income Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward High Yield Bond Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Income & Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Income Builder Fund	Yes	Yes	Yes	No	Yes	No	No
Forward International Dividend Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward International Real Estate Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward International Small Companies Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Investment Grade Fixed-Income Fund	Yes	Yes	No	No	No	No	Yes
Forward Managed Futures Strategy Fund	Yes	Yes	No	No	Yes	Yes	Yes
Forward Multi-Strategy Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Real Estate Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Real Estate Long/Short Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Select EM Dividend Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Select Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Select Opportunity Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Small Cap Equity Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Tactical Enhanced Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Tactical Growth Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Total MarketPlus Fund	Yes	Yes	No	No	No	No	Yes
Forward U.S. Government Money Fund	Yes	Yes	Yes	No	Yes	No	Yes

*	Not all Funds or Fund share classes listed herein are made available pursuant to this prospectus. Not all Funds or Fund share classes are available in every state.

When you purchase shares of a Fund, you must choose a share class. Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Funds contained in this prospectus also offer additional classes of shares pursuant to separate prospectuses. Information on such other share classes can be requested by calling (800) 999-6809.

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Purchasing Shares

Factors you should consider in choosing a class of shares include:

•	How long you expect to own the shares
•	How much you intend to invest
•	Total expenses associated with owning shares of each class

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Investor Requirements for Class Z Shares

Class Z shares of each of the Funds (except for the Forward U.S. Government Money Fund) are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Class Z shares of the Forward U.S. Government Money Fund are currently available to other investors (in addition to investment by certain other Forward Funds), subject to the minimum investment restrictions discussed below.

Minimum Initial Investment Amount for Class Z Shares

•	$15,000,000 in Class Z shares of one or more Forward Funds

Subsequent investments in Class Z shares must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

Exchange Privilege

Exchanges of Class Z Shares for the Class Z Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Class Z shares of any Fund for Class Z shares of any other Fund. There are generally no fees for exchanges, but an exchange of shares between Funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus for any other Fund into which they are considering exchanging.

Exchanges of Class Z Shares for a Different Class within the Same Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange shares of one class of a Fund for another class within the same Fund. You may exchange your Class Z shares for Investor Class or Institutional Class shares of the same Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

General Information about Exchanges

Shares of one Fund or a class thereof may be exchanged for shares of another Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s),allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in good order, it cannot be revoked by you. Exchanges into another Fund and/or class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition, Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this prospectus.

Not all classes of the Funds or all Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

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Purchasing Shares

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

Pricing of Fund Shares

When you purchase shares, you will pay the NAV that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

Purchases of shares of a Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Funds.

Each of the Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund may invest up to 25% of its total assets in shares of its Subsidiary. Each Subsidiary offers to redeem all or a portion of its shares at the current NAV per share every regular business day. The value of shares of each Subsidiary fluctuates with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, Forward Funds requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Forward Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name
•	Date of birth (for individuals)
•	Residential or business street address in the U.S. (post office boxes are permitted for mailing only)
•	Social Security number or taxpayer identification number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDELIVERY

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in Forward Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations or tax forms are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.forwardinvesting.com.

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Purchasing Shares

Online Account Access

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To set up online access, go to www.forwardinvesting.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

Other Information

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $500 in a Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $500 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

Redeeming Shares

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Funds’ Distributor, Forward Funds, or their agent. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time.

If the Transfer Agent receives a redemption request in good order from a shareholder of the Forward U.S. Government Money Fund by 3:00 p.m., Eastern Time, marked “Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the Forward U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day.

For the Forward Floating NAV Short Duration Fund, if the Transfer Agent receives the redemption request in good order, the investor will receive all dividends accrued through the date prior to settlement date of the transaction, which is typically one to three business days following the date shares are redeemed.

Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment and signature of authorized signer. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

How to Redeem Shares

Neither the investment advisor, the Distributor, the Transfer Agent, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

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Redeeming Shares

By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption is payable to the shareholder(s) of record, (2) the redemption is delivered to the shareholder(s) at the address of record or current banking instructions on file, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last up to 10 days. Forward Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Forward Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Forward Funds Account Application.

By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire

53

Redeeming Shares

redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if Forward Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 10 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

Policies Concerning Frequent Purchases and Redemptions

The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring (which may take into account transaction size), and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

Distribution and Shareholder Services Plans

Distribution Plan

Forward Funds has not adopted a distribution plan under Rule 12b-1 for Class Z shares of the Funds.

Shareholder Services Plan

Forward Funds has not adopted a shareholder services plan for Class Z shares of the Funds.

Administrative Plan—Forward U.S. Government Money Fund

The Forward U.S. Government Money Fund has not adopted an administrative plan with respect to Class Z shares of the Forward U.S. Government Money Fund.

54

Distribution and Shareholder Services Plans

Networking, Sub-Transfer Agency and Administrative Fees

Certain financial intermediaries may contract with the Funds, Forward Management or the Distributor to perform certain networking, sub-transfer agency or administrative services for certain shareholders of the Funds. In consideration for providing these services, the financial intermediaries will receive networking, sub-transfer agency or administrative fees, a portion of which may be paid by the Funds.

Additional Payments to Intermediaries

Forward Management or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Forward Management or its affiliates. A sub-advisor may contribute to the additional payments made by Forward Management or its affiliates to financial intermediaries.

Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Funds) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in each Fund’s Fees and Expenses tables in this prospectus. Such additional payments are generally based on the average net assets of a Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of a Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of a Fund as disclosed in each Fund’s Fees and Expenses tables in this prospectus.

Revenue sharing arrangements may include payments for various purposes, including but not limited to:

•	Payments for providing shareholder recordkeeping, processing, accounting, and/or other administrative or distribution services;
•

Payments for placement of a Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including a Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for an intermediary’s examination of a Fund and payments for providing extra employee training and information relating to a Fund;
•	“Marketing support fees” for providing assistance in promoting the sale of Fund shares;
•	Provision of educational programs, including information and related support materials; and
•

Occasional meals and entertainment, tickets to sporting events, nominal gifts, and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

A list of the financial intermediaries with which Forward Management or its affiliates has entered into ongoing contractual arrangements as of January 1, 2014, as described in this section, is contained in the “Additional Payments to Intermediaries” section of the SAI. Forward Management or its affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

Please ask your financial intermediary for more information about these additional payments.

Dividends and Taxes

A Fund will normally pay a capital gain distribution in December if available, and a spillover capital gain distribution in June, if available. However, a Fund may determine that a capital gain distribution will instead be of record and payable at other times, and a Fund may also make additional distributions of capital gains during a year.

The following Funds expect to declare and pay income dividends annually, if available:

Forward Commodity Long/Short Strategy Fund
Forward Frontier Strategy Fund
Forward Managed Futures Strategy Fund
Forward Total MarketPlus Fund

The following Funds expect to declare and pay income dividends monthly, if available:

Forward High Yield Bond Fund
Forward Investment Grade Fixed-Income Fund

55

Dividends and Taxes

The following Funds expect to declare daily and pay income dividends monthly, if available:

Forward Floating NAV Short Duration Fund
Forward U.S. Government Money Fund

A shareholder will automatically receive all income, dividends, and capital gain distributions in additional full and fractional shares reinvested into their Forward Funds account, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

Federal Taxes

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state, and local or foreign tax consequences to you of investing in a Forward Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund reports a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Dividends attributable to interest are not eligible for the reductions in rates described below. Current tax law generally provides for a maximum tax rate for individual taxpayers of either 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts) on long-term gains and on certain qualifying dividends on corporate stock. Certain Funds do not expect to distribute significant amounts of qualified dividend income. These rate reductions do not apply to corporate taxpayers. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed that ordinary income tax rate applicable to the taxpayer. Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Dividends declared by a Fund in October, November, or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

The Funds are required to report to you and the Internal Revenue Service annually the cost basis information for sale transactions of shares purchased on or after January 1, 2012. You may elect to have one of several cost basis methods applied to your account when calculating the cost basis of shares sold, including average cost, first-in, first-out (FIFO), or another specific method. Unless you instruct otherwise, a Fund will use average cost as its default cost basis method. If you would like to use the average cost method of calculation, no action is required. To elect an alternative method, you should contact the Funds at (800) 999-6809 or Forward Funds, P.O. Box 1345, Denver, CO 80201. If your account is held with a financial intermediary, contact your financial intermediary regarding the reporting of cost basis and available elections for your account. You should consult your tax advisor to determine the best cost basis method for your situation.

56

Dividends and Taxes

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% of all taxable distributions and redemption proceeds payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

As discussed in the relevant “Fund Summary” section above, certain Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

As discussed in the relevant “Fund Summary” section above, certain Funds receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce a Fund’s total return. If the amount of taxes withheld by foreign governments is material and certain requirements are met, a Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes, subject to certain limitations.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, or if you are a non-U.S. entity, each Fund will generally withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund.

Federal Income Tax Information for the Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund

Each of Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company under the Code. The IRS issued a revenue ruling in December 2005 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, each Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments.

However, in Revenue Ruling 2006-31, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The IRS has currently suspended the issuance of private letter rulings relating to the tax treatment of income and gains generated by investments in commodity index-linked notes and income generated by investments in a subsidiary. Each Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the respective Subsidiary.

A private letter ruling cannot be used or cited as precedent and is binding on the IRS only for the taxpayer that receives it. The Funds have not obtained a ruling from the IRS with respect to their investments or their structure. Based on the principles underlying private letter rulings previously issued to other taxpayers, the Funds intend to treat their income from commodity index-linked notes and a Subsidiary as qualifying income without any such ruling from the IRS. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. There is also no assurance that the Funds will be able to obtain a favorable ruling from the IRS with respect to their request for their own private letter ruling. Furthermore, the tax treatment of a Fund’s investments in commodity-linked notes and the Subsidiary may be adversely affected by future legislation or Treasury regulations.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in a Subsidiary does not constitute qualifying income and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which might result in difficulty in implementing its investment strategy. If a Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

A foreign corporation, such as a Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. It is expected that each Subsidiary will conduct its activities so as to satisfy the requirements of a safe-harbor set forth in the Code,

57

Dividends and Taxes

under which each Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. However, if a Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation.

A foreign corporation, such as a Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is in force between the United States and the Cayman Islands that would reduce the 30% rate of withholding tax. However, it is not expected that the Subsidiaries will derive income subject to U.S. withholding taxes.

Each Subsidiary will be treated as a CFC for U.S. federal income tax purposes. As a result, each Fund must include in gross income for such purposes all of the respective Subsidiary’s “subpart F” income when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the respective Fund. It is expected that all of the Subsidiaries’ income will be subpart F income. Each Fund’s tax basis in the respective Subsidiary will be increased as a result of the Fund’s recognition of the applicable Subsidiary’s subpart F income. Each Fund will not be taxed on distributions received from the respective Subsidiary to the extent of the Subsidiary’s previously-undistributed subpart F income although its tax basis in the Subsidiary will be decreased by such amount. All subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Subpart F income does not qualify for treatment as qualified dividend income. If a Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the Fund and such loss cannot be carried forward to offset taxable income of the Fund or the Subsidiary in future periods.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Forward Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

Investment in Real Estate Investment Trusts

Certain Funds may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT generally do not qualify for the intercorporate dividends-received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Funds may include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV beyond February 15.

Please see the SAI for additional tax information.

Portfolio Holdings Disclosure

Forward Funds discloses all portfolio holdings of each Fund as of the end of each month on its website at www.forwardinvesting.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day).

A description of the Forward Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.

Householding

To avoid sending duplicate copies of materials to households, Forward Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 999-6809. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

58

General Information

You can obtain current price, yield, and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Forward Funds’ shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance and other financial information for the last five years (or since inception, if shorter) of the Funds’ operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in each Fund increased (or lost) assuming reinvestment of all dividends and distributions.

Information for the for the fiscal years ended December 31, 2009 through and including 2013 for the Funds, (except for the Forward Floating NAV Short Duration Fund), has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report which was filed with the SEC on March 6, 2014 (Accession No. 0001193125-14-086165).

Forward Floating NAV Short Duration Fund

The Forward Floating NAV Short Duration Fund was not offered during the fiscal years ended December 31, 2011, 2012 and 2013. Therefore, the Fund does not have financial highlights for the periods ended December 31, 2011, 2012 and 2013. Additional information about this Fund’s investments will be available in the Funds’ annual and semi-annual reports when it is available.

59

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Commodity Long/Short Strategy Fund -Class Z
	Year Ended December 31, 2013(a)	Year Ended December 31, 2012(a)		Period Ended December 31, 2011(a)(b)
Net asset value, beginning of period	$20.31	$27.03		$25.00
Income/(loss) from operations:
Net investment loss(c)	(0.13)	(0.14)		(0.02)
Net realized and unrealized gain/(loss) on investments	2.03	(6.58)		2.49
Total from investment operations	1.90	(6.72)		2.47
Less distributions:
From investment income	(1.03)	—		(0.44)
Tax return of capital	(0.01)	—		(0.00	)(d)
Total distributions	(1.04)	—		(0.44)
Net increase/(decrease) in net asset value	0.86	(6.72)		2.03
Net asset value, end of period	$21.17	$20.31		$27.03
Total Return	9.41%	(24.86)%		9.89%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$6,626	$5,756		$10,798
Ratios to average net assets:
Net investment loss including reimbursement/waiver/recoupment of past fees waived by advisor	(0.63)%	(0.56)%		(0.06)%
Operating expenses including reimbursement/waiver/recoupment of past fees waived by advisor	1.36%	1.33	%(e)	1.44%
Operating expenses excluding reimbursement/waiver	1.36%	1.33%		1.45%
Portfolio turnover rate	59%	90%		39%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.
(b)	The Fund began offering Class Z shares on January 3, 2011.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Effective May 1, 2012, the Advisor agreed not to limit expenses.

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Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Frontier Strategy Fund - Class Z
	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011(a)	Year Ended December 31, 2010(b)	Period Ended December 31, 2009(c)
Net asset value, beginning of period	$9.84		$9.92		$12.43	$11.31	$10.85
Income/(loss) from operations:
Net investment income/(loss)(d)	(0.04)		(0.01)		0.06	0.08	(0.03)
Net realized and unrealized gain/(loss) on investments	2.30		0.63		(2.55)	2.29	1.54
Total from investment operations	2.26		0.62		(2.49)	2.37	1.51
Less distributions:
From investment income	(0.14)		(0.70)		—	(1.12)	(0.86)
From capital gains	(0.00	)(e)	—		(0.02)	(0.13)	(0.19)
Total distributions	(0.14)		(0.70)		(0.02)	(1.25)	(1.05)
Net increase/(decrease) in net asset value	2.12		(0.08)		(2.51)	1.12	0.46
Net asset value, end of period	$11.96		$9.84		$9.92	$12.43	$11.31
Total Return	23.03%		6.25%		(20.00)%	21.17%	13.86	%(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$6,259		$5,586		$13,569	$70,578	$23,531
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	(0.34)%		(0.10)%		0.51%	0.64%	(0.38	)%(g)
Operating expenses including reimbursement/waiver	0.96	%(h)	1.18	%(i)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.13%		1.19%		1.13%	1.13%	1.15	%(g)
Portfolio turnover rate	57%		69%		116%	50%	79	%(j)

(a)	Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.
(b)	Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund Class Z was known as the Accessor Frontier Markets Fund Z Class.
(c)	Commenced operations on May 5, 2009.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Amount represents less than $0.01 per share.
(f)	Not Annualized.
(g)	Annualized.
(h)	Effective May 1, 2013, the net expense limitation changed from 1.09% to 0.89%.
(i)	Effective June 8, 2012, the Advisor agreed to limit expense at 1.09%.
(j)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

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Financial Highlights

For a share outstanding throughout the periods presented.

	Forward High Yield Bond Fund - Class Z
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Period Ended December 31, 2009(b)
Net asset value, beginning of period	$10.37	$9.69	$10.02	$9.53	$8.35
Income/(loss) from operations:
Net investment income(c)	0.62	0.71	0.74	0.82	0.55
Net realized and unrealized gain/(loss) on investments	0.06	0.69	(0.33)	0.49	1.20
Total from investment operations	0.68	1.40	0.41	1.31	1.75
Less distributions:
From investment income	(0.61)	(0.72)	(0.74)	(0.82)	(0.57)
From capital gains	(0.13)	—	—	—	—
Total distributions	(0.74)	(0.72)	(0.74)	(0.82)	(0.57)
Net increase/(decrease) in net asset value	(0.06)	0.68	(0.33)	0.49	1.18
Net asset value, end of period	$10.31	$10.37	$9.69	$10.02	$9.53
Total Return	6.74%	14.84%	4.16%	14.34%	21.52	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$11,821	$15,184	$46,138	$27,913	$25,288
Ratios to average net assets:
Net investment income	5.90%	7.07%	7.37%	8.38%	9.37	%(e)
Operating expenses	0.71%	0.73%	0.75%	0.87%	0.90	%(e)
Portfolio turnover rate	198%	210%	320%	296%	202	%(f)

(a)	Prior to May 1, 2010, the Forward High Yield Bond Fund Class Z was known as the Accessor High Yield Bond Fund Z Class.
(b)	Commenced operations on May 5, 2009.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

62

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Investment Grade Fixed-Income Fund - Class Z
	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Period Ended December 31, 2009(b)
Net asset value, beginning of period	$11.68		$11.29	$10.79	$10.40	$9.65
Income/(loss) from operations:
Net investment income(c)	0.04		0.22	0.42	0.35	0.31
Net realized and unrealized gain/(loss) on investments	(0.51)		0.52	0.54	0.49	0.79
Total from investment operations	(0.47)		0.74	0.96	0.84	1.10
Less distributions:
From investment income	(0.37)		(0.35)	(0.46)	(0.45)	(0.35)
Total distributions	(0.37)		(0.35)	(0.46)	(0.45)	(0.35)
Net increase/(decrease) in net asset value	(0.84)		0.39	0.50	0.39	0.75
Net asset value, end of period	$10.84	(d)	$11.68	$11.29	$10.79	$10.40
Total Return	(4.10	)%(d)	6.67%	9.10%	8.17%	11.56	%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$17,990		$35,860	$59,371	$88,997	$90,944
Ratios to average net assets:
Net investment income	0.39%		1.93%	3.84%	3.26%	4.60	%(f)
Operating expenses	0.96%		0.73%	0.77%	0.80%	0.89	%(f)
Portfolio turnover rate	222%		149%	157%	133%	463	%(g)

(a)	Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund Class Z was known as the Accessor Investment Grade Fixed-Income Fund Z Class.
(b)	Commenced operations on May 5, 2009.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the total return based on the net asset value may differ from the net asset value and total return for shareholder transactions.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

63

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Managed Futures Strategy Fund - Class Z
	Year Ended December 31, 2013(a)	Period Ended December 31, 2012(a)(b)
Net asset value, beginning of period	$20.48	$25.25
Income/(loss) from operations:
Net investment loss(c)	(0.33)	(0.29)
Net realized and unrealized gain/(loss) on investments	0.90	(4.48)
Total from investment operations	0.57	(4.77)
Less distributions:
From investment income	(0.61)	—
From capital gains	(0.01)	(0.00	)(d)
Total distributions	(0.62)	(0.00	)(d)
Net decrease in net asset value	(0.05)	(4.77)
Net asset value, end of period	$20.43	$20.48
Total Return	3.20%	(19.20	)%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$6,936	$9,913
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(1.58)%	(1.39	)%(f)
Operating expenses including reimbursement/waiver	2.10%	2.13	%(f)
Operating expenses excluding reimbursement/waiver	2.64%	2.80	%(f)
Portfolio turnover rate	0%	6	%(g)

(a)	Per share amounts and ratios to average net assets include income and expenses of the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fees.
(b)	The Fund began offering Class Z on January 31, 2012.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level and represents the period January 30, 2012 to December 31, 2012.

64

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Total MarketPlus Fund - Class Z
	Year Ended December 31, 2013(a)	Year Ended December 31, 2012		Year Ended December 31, 2011(b)	Year Ended December 31, 2010(c)	Period Ended December 31, 2009(d)
Net asset value, beginning of period	$28.53	$24.52		$25.93	$24.31	$19.31
Income/(loss) from operations:
Net investment income/(loss)(e)	(0.03)	(0.01)		0.22	0.17	0.09
Net realized and unrealized gain/(loss) on investments	9.00	4.02		(1.46)	5.96	5.00
Total from investment operations	8.97	4.01		(1.24)	6.13	5.09
Less distributions:
From investment income	—	—		—	(4.51)	(0.09)
From return of capital	—	—		(0.17)	—	—
Total distributions	—	—		(0.17)	(4.51)	(0.09)
Net increase/(decrease) in net asset value	8.97	4.01		(1.41)	1.62	5.00
Net asset value, end of period	$37.50	$28.53		$24.52	$25.93	$24.31
Total Return	31.53%	16.27%		(4.85)%	25.32%	26.43	%(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$17,511	$2,068		$10,416	$42,067	$41,580
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	(0.10)%	(0.03)%		0.82%	0.67%	0.60	%(g)
Operating expenses including reimbursement/waiver	0.75%	0.89	%(h)(i)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	0.90%	0.90%		0.83%	1.17%	1.24	%(g)
Portfolio turnover rate	218%	154%		40%	169%	84	%(j)

(a)	Prior to May 1, 2013, the Forward Total MarketPlus Fund was known as the Forward Extended MarketPlus Fund.
(b)	Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.
(c)	Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund Class Z was known as the Accessor Small to Mid Cap Fund Z Class.
(d)	Commenced operations on May 5, 2009.
(e)	Per share amounts are based upon average shares outstanding.
(f)	Not Annualized.
(g)	Annualized.
(h)	Affiliated management fee waiver represents less than 0.005%.
(i)	Effective November 1, 2012, the Advisor agreed to limit expenses at 0.75%.
(j)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

65

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward U.S. Government Money Fund - Class Z
	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010(a)		Year Ended December 31, 2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income/(loss) from operations:
Net investment income(b)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net realized and unrealized gain/(loss) on investments	(0.00	)(c)	0.00	(c)	—		0.00	(c)	0.00	(c)
Total from investment operations	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Less distributions:
From investment income	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)(d)	(0.00	)(c)
Total distributions	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)
Net increase in net asset value	0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.01%		0.04%		0.01%		0.08	%(d)	0.45%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,621		$3,164		$257,898		$307,986		$435,856
Ratios to average net assets:
Net investment income including waiver	0.01%		0.02%		0.02%		0.08%		0.51%
Operating expenses including waiver	0.25%		0.24%		0.18%		0.21%		0.25%
Net investment income/(loss) excluding waiver	(0.05)%		0.00	%(f)	(0.01)%		0.06%		0.50%
Operating expenses excluding waiver	0.31%		0.26%		0.21%		0.23%		0.25%

(a)	Prior to May 1, 2010, the Forward U.S. Government Money Fund Class Z was known as the Accessor U.S. Government Money Fund Z Class.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

66

Forward Funds Privacy Policy

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

67

Appendix—Description of Market Indices

Barclays 1-5 Year U.S. Government/Credit Bond Index: The Barclays 1-5 Year U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher that have a remaining maturity of one to five years.

Barclays U.S. Aggregate Bond Index: The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays U.S. Government/Credit Bond Index: The Barclays U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher.

BofA Merrill Lynch U.S. High Yield Master II Index: The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market.

Credit Suisse Multi-Asset Futures Strategy Index: Credit Suisse Multi-Asset Futures Strategy Index provides exposure to up to 44 liquid futures contracts within four broad asset classes: equities, bonds, currencies, and commodities. The index seeks to deliver absolute returns in all market cycles and is comprised of long and/or short positions in exchange-traded future contracts. Components of the index are selected on the basis of a contract’s price relative to its 250-day moving average.

Credit Suisse Momentum and Volatility Enhanced Return Strategy Index: The Credit Suisse Momentum and Volatility Enhanced Return Strategy Index seeks positive absolute returns at bullish and at bearish points in the commodity cycle for each of the S&P GSCI single commodity sub-indices. Currently, 24 single commodity sub-indices meet the eligibility requirements for the S&P GSCI. A list of these commodity sub-indices organized by subsector is presented below.

Energy	Industrial Metals	Precious Metals	Agriculture	Livestock
Crude Oil	Aluminum	Gold	Wheat	Live Cattle
Brent Crude Oil	Copper	Silver	Red Wheat	Feeder Cattle
RBOB Gas	Lead		Corn	Lean Hogs
Heating Oil	Nickel		Soybeans
Gas Oil	Zinc		Cotton
Natural Gas			Sugar
Coffee
Cocoa

Citigroup 3-Month Treasury Bill Index: The Citigroup 3-Month Treasury Bill Index is designed to measure the return of the 3 month Treasury bills.

MSCI Frontier Markets Index: The MSCI Frontier Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of frontier markets.

Russell 2500 Index: The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

Russell 3000 Index: The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies representing approximately 98% of the investable U.S. equity market.

S&P 500 Growth Index: The S&P 500 Growth Index is an unmanaged index of growth stocks in the S&P 500 Index. Large capitalization growth stocks are the stocks within the S&P 500 Index that generally have high expected earnings growth and higher than average price-to-book ratios.

S&P 500 Index: The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

68

Investment Advisor
Forward Management, LLC Sub-Advisors
First Western Capital Management Company Forward High Yield Bond Fund Pacific Investment Management Company LLC Forward Investment Grade Fixed-Income Fund

Administrator ALPS Fund Services, Inc. Distributor Forward Securities, LLC Counsel Dechert LLP	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Custodian Citibank, N.A. Transfer Agent ALPS Fund Services, Inc.

Forward Funds

Forward Commodity Long/Short Strategy Fund

Forward Floating NAV Short Duration Fund

Forward Frontier Strategy Fund

Forward High Yield Bond Fund

Forward Investment Grade Fixed-Income Fund

Forward Managed Futures Strategy Fund

Forward Total MarketPlus Fund

Forward U.S. Government Money Fund

Forward Commodity Long/Short Strategy Fund

Forward Floating NAV Short Duration Fund

Forward Frontier Strategy Fund

Forward High Yield Bond Fund

Forward Investment Grade Fixed-Income Fund

Forward Managed Futures Strategy Fund

Forward Total MarketPlus Fund

Forward U.S. Government Money Fund

Want More Information?

You can find out more about our Funds by reviewing the following documents:

Annual And Semi-Annual Reports

Our annual and semi-annual reports, when available, list the holdings of each Fund, describe each Fund’s performance, include the Funds’ financial statements, and discuss the market conditions and strategies that significantly affected the Funds’ performance during its last fiscal year. The financial statements in the Funds’ most recent annual report are considered a part of this prospectus.

Statement of Additional Information

The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund and is considered a part of this prospectus. The SAI also contains a description of the Funds’ policies and procedures for disclosing its portfolio holdings.

How Do I Obtain A Copy of These Documents?

By following one of the four procedures below:

1.	Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809. Or go to www.forwardinvesting.com and download a free copy.

2.	Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-1520. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.

3.	Go to the EDGAR database on the SEC’s website at www.sec.gov and download a free text-only copy.

4.	After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

STAT003 050114

Printed on paper containing recycled content using soy-based inks.

FORWARD FUNDS

101 California Street, 16th Floor

San Francisco, California 94111

(800) 999-6809

Tickers
Fund	Investor Class	Institutional Class	Class A	Class B	Class C	Advisor Class	Class Z
Forward Balanced Allocation Fund	ACBIX	ABAAX	AOBAX	N/A	ABAFX	N/A	N/A
Forward Commodity Long/Short Strategy Fund	FCOMX	FCMLX	N/A	N/A	FFCCX	FCMSX	None
Forward Core Strategy Long/Short Fund	None	None	N/A	N/A	None	None	N/A
Forward Credit Analysis Long/Short Fund	FLSRX	FLSIX	FLSLX	N/A	FLSFX	FLSMX	N/A
Forward Dynamic Income Fund	FDYRX	FDYTY	FDYAX	N/A	FDYCX	FDYMX	N/A
Forward EM Corporate Debt Fund	FFXRX	FFXIX	N/A	N/A	FFXCX	FFXMX	N/A
Forward Emerging Markets Fund	PGERX	PTEMX	N/A	N/A	None	FEMMX	N/A
Forward Endurance Long/Short Fund	FENRX	FENIX	N/A	N/A	None	None	N/A
Forward Floating NAV Short Duration Fund	None	None	N/A	N/A	None	None	None
Forward Frontier Strategy Fund	FRONX	FRNMX	N/A	N/A	N/A	FROMX	None
Forward Global Dividend Fund	FFLRX	FFLSX	FFLAX	N/A	None	N/A	N/A
Forward Global Infrastructure Fund	FGLRX	KGIYX	KGIAX	KGIBX	KGICX	FGIMX	N/A
Forward Growth & Income Allocation Fund	AGIIX	AGWAX	AOIAX	N/A	AGIGX	N/A	N/A
Forward Growth Allocation Fund	AGALX	ACGAX	AOGAX	N/A	AGGGX	N/A	N/A
Forward High Yield Bond Fund	AHBIX	AHBAX	N/A	N/A	AHYIX	N/A	None
Forward Income & Growth Allocation Fund	ACIGX	AIGAX	AOLAX	N/A	AIGMX	N/A	N/A
Forward Income Builder Fund	AIAIX	AIAAX	AILAX	N/A	AIACX	N/A	N/A
Forward International Dividend Fund	FFINX	FFIEX	FFDAX	N/A	FINCX	FIDMX	N/A
Forward International Real Estate Fund	FFIRX	KIRYX	KIRAX	N/A	KIRCX	FINMX	N/A
Forward International Small Companies Fund	PISRX	PTSCX	N/A	N/A	None	FNSMX	N/A
Forward Investment Grade Fixed-Income Fund	AITIX	AIFIX	N/A	N/A	N/A	N/A	None
Forward Managed Futures Strategy Fund	FUTRX	FUTIX	N/A	N/A	FUTCX	FUTMX	None
Forward Multi-Strategy Fund	ACAIX	AAGRX	AGRRX	N/A	ACAGX	N/A	N/A
Forward Real Estate Fund	FFREX	FPREX	KREAX	N/A	KRECX	N/A	N/A
Forward Real Estate Long/Short Fund	FFSRX	KSRYX	KSRAX	KSRBX	KSRCX	FRLSX	N/A
Forward Select EM Dividend Fund	FSLRX	FSLIX	None	N/A	FSLDX	FSLMX	N/A
Forward Select Income Fund	FFSLX	KIFYX	KIFAX	KIFBX	KIFCX	FSIMX	N/A
Forward Select Opportunity Fund	FSORX	FSOTX	FSONX	N/A	FSOCX	FSOMX	N/A
Forward Small Cap Equity Fund	FFSCX	FFHIX	N/A	N/A	None	FSCMX	N/A
Forward Tactical Enhanced Fund	FTEEX	FTETX	FTEAX	N/A	FTEGX	FTENX	N/A
Forward Tactical Growth Fund	FFTGX	FTGWX	FTAGX	N/A	FTGOX	FTGMX	N/A
Forward Total MarketPlus Fund	ACSIX	ASMCX	N/A	N/A	N/A	N/A	None
Forward U.S. Government Money Fund	AUIXX	AUSXX	FFAXX	N/A	AUCXX	N/A	ANIXX

Statement of Additional Information

dated May 1, 2014

Forward Funds (“Forward Funds” or the “Trust”) is an open-end management investment company commonly known as a mutual fund. The Trust offers multiple separate series (each a “Fund” and collectively, the “Funds”). There is no assurance that any of the Funds will achieve its objective.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectuses for the Funds, dated, May 1, 2014, which have been filed with the Securities and Exchange Commission (“SEC”). This SAI incorporates by reference the financial statements of the Funds included in the shareholder reports dated December 31, 2013 (“Financial Statements”) relating to the Funds. A copy of the prospectuses for the Funds and the Financial Statements of the Funds, including the Independent Registered Public Accountants’ Reports, may be obtained free of charge by calling the Funds’ transfer agent at (800) 999-6809.

ORGANIZATION OF FORWARD FUNDS

The Trust is an open-end management investment company, commonly known as a mutual fund. The Trust was organized as a Pennsylvania common law trust on August 26, 1992 under the name HomeState Group and was reorganized effective April 7, 2005 as a Delaware statutory trust created on February 1, 2005.

Prior to January 20, 2009, the Forward Real Estate Fund was named the Forward Progressive Real Estate Fund. Prior to May 1, 2011, the Forward Frontier Strategy Fund was named the Forward Frontier MarketStrat Fund, and prior to September 20, 2010, it was named the Forward Frontier Markets Fund. Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was named the Forward Long/Short Credit Analysis Fund. Prior to May 1, 2011, the Forward EM Corporate Debt Fund was named the Forward International Fixed Income Fund. Prior to May 1, 2013, the Forward Total MarketPlus Fund was named the Forward Extended MarketPlus Fund, and prior to May 1, 2011, it was named the Forward SMIDPlus Fund, and prior to September 20, 2010, it was named the Forward Small to Mid Cap Fund. Prior to May 1, 2012, the Forward Income Builder Fund was named the Forward Income Allocation Fund. Prior to December 3, 2012, the Forward Multi-Strategy Fund was named the Forward Aggressive Growth Allocation Fund. Prior to February 20, 2013, the Forward Global Dividend Fund was named the Forward Large Cap Dividend Fund, and prior to November 1, 2011, it was named the Forward Large Cap Equity Fund. Prior to December 23, 2013, the Forward Select Opportunity Fund was named the Forward Select Income Opportunity Fund.

The Forward Select Income Fund, Forward Real Estate Long/Short Fund, Forward Global Infrastructure Fund, and Forward International Real Estate Fund are successors to the Kensington Select Income Fund, Kensington Strategic Realty Fund, Kensington Global Infrastructure Fund, and Kensington International Real Estate Fund (each a “Predecessor Kensington Fund” and collectively, the “Predecessor Kensington Funds”), respectively. The Predecessor Kensington Funds were series of a separate legal entity called The Kensington Funds (the “Predecessor Kensington Trust”), which were reorganized into the Trust effective June 12, 2009. Any reference in this SAI to performance information, financial highlights, events that occurred or payments that were made prior to June 12, 2009 for any of these Funds refers to the Predecessor Kensington Funds or Predecessor Kensington Trust. Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was named the Forward Strategic Realty Fund.

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share.

Forward Funds offers Investor Class, Institutional Class, Class A, Class B, Class C, Advisor Class, and Class Z shares.

The Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Dynamic Income Fund, Forward Endurance Long/Short Fund, Forward Frontier Strategy Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, and Forward Select Opportunity Fund have each elected to qualify as a non-diversified series of the Trust. Each of the other Funds has elected to qualify as a diversified series of the Trust.

The Board of Trustees may establish additional funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds have one vote for each share held, and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

MANAGEMENT OF THE FUNDS

Board of Trustees

The Trust’s Board of Trustees oversees the management and business of the Funds. The Trustees are elected by shareholders of the Trust, or, in certain circumstances, may be appointed by the other Trustees. There are currently seven Trustees, six of whom are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Independent Trustee” and together, the “Independent Trustees”). The Trustees and Officers of the Trust, along with their affiliations over the last five years, are set forth below.

INDEPENDENT TRUSTEES:

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Haig G. Mardikian Year of Birth: 1947	Chairman	Since 1998+	Owner of Haig G. Mardikian Enterprises, a real estate investment business (since 1971); General Partner of M&B Development, a real estate investment business (since 1983); General Partner of George M. Mardikian Enterprises, a real estate investment business (1983 to 2002); President and Director of Adiuvana-Invest, Inc., a real estate investment business (since 1989); Director of PCG Asset Management, a private equity investment advisor (2001 to 2011); President of the William Saroyan Foundation (since 1992); Managing Director of the United Broadcasting Company, radio broadcasting (1983 to 2001); Trustee of the International House of UC Berkeley (2001 to 2007); Director of the Downtown Association of San Francisco (1982 to 2006); Director of the Market Street Association (1982 to 2006); Trustee of Trinity College (1998 to 2007); Trustee of the Herbert Hoover Presidential Library (since 1997); Trustee of the Herbert Hoover Foundation (since 2002); Trustee of the Advisor California Civil Liberties Public Education Fund (1997 to 2006); Director of The Walnut Management Co., a privately held family investment company (since 2008); President of the Foundation of City College (2006 to 2010); Director of Near East Foundation (since 2007).	33	Chairman and Director of SIFE Trust Fund (1978 to 2001).

Donald O’Connor Year of Birth: 1936	Trustee	Since 2000+	Financial Consultant (since 1997); Retired Vice President of Operations, Investment Company Institute (“ICI”), a mutual fund trade association (1969 to 1993); Executive Vice President and Chief Operating Officer, ICI Mutual Insurance Company, an insurance company (1987 to 1997); Chief, Branch of Market Surveillance, Securities and Exchange Commission (1964 to 1969).	33	Trustee of the Advisors Series Trust (since 1997).

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
DeWitt F. Bowman Year of Birth: 1930	Trustee	Since 2006 (Director of Forward Funds, Inc. since 2000)+	Pension Investment Consulting, a consulting company (since 1994); Interim Treasurer and Vice President for Investments, University of California (2000 to 2001); Treasurer of Pacific Pension Institute, a non-profit education organization (1994 to 2002); Treasurer of Edgewood Center for Children and Families, a non-profit care center (1994 to 2004); Director, Episcopal Diocese of California, a non-profit religious organization (1964 to 2008); Trustee of the Pacific Gas and Electric Nuclear Decommissioning Trust Fund, a nuclear decommissioning trust (since 1994); Chief Investment Officer, California Public Employees Retirement System (1989 to 1994).	33	Trustee, Brandes Mutual Funds (1995 to 2012); Lead Director, RREEF America III REIT (2007 to 2012); Director, RREEF America I REIT (2004 to 2007); Trustee, PCG Private Equity Fund (since 1994).

Cecilia H. Herbert Year of Birth: 1949	Trustee, Nominating Committee Chairperson	Since 2009+	Director (2000 to 2013) and President (2007 to 2010) of the Board, Catholic Charities CYO; Member, Archdiocese Finance Committee, the advisory council to the San Francisco Catholic Archdiocese (since 1994); Trustee, The Thacher School (2002 to 2011); Chair, The Thacher School Investment Committee (2005 to 2010); Chair, Thacher School Finance Committee (2005 to 2008); Trustee, WNET, the public media company of New York (since 2011); Managing Director and head of San Francisco Office, J.P. Morgan/Morgan Guaranty Trust Company, a commercial and investment banking institution (1973 to 1976 and 1978 to 1991); Assistant Vice President, Signet Banking Corporation, a multi-bank holding company (1976 to 1978).	33	Director, iShares Inc. (since 2005); Trustee, iShares Trust (since 2005); Trustee, Pacific Select Funds (2004 to 2005); Trustee, The Montgomery Funds (1992 to 2003).

Julie Allecta Year of Birth: 1946	Trustee, Audit Committee Chairperson	Since 2012+	Retired Partner, Paul Hastings, Janofsky & Walker LLP (1999 to 2009); Vice President and Director, WildCare Bay Area (since 2007); Director, Audubon Canyon Ranch, Inc. (since 2009); Parliamentarian and Director, American Society of Botanical Artists, Northern California Chapter (2014).	33	Trustee, Litman Gregory Funds Trust (since 2013).

A. John Gambs Year of Birth: 1945	Trustee	Since 2012+	Director and Compensation Committee Chair, NMI Holdings, Inc. (2011 to 2012); Trustee and Audit Committee Chair, Barclays Global Investors Funds (2006 to 2010); Trustee and Audit Committee Chair, Master Investment Portfolio (2006 to 2010); Advisory Board Member, Fairview Capital Management (since 2009); Director, San Francisco Classical Voice (since 2011); Member, Board of Governors San Francisco Symphony (since 2001); Director, The New Century Chamber Orchestra (since 2010); Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation (1988 to 1996); President and Director, Gambs Family Foundation (1997 to 2010).	33	None

INTERESTED TRUSTEE:

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
J. Alan Reid, Jr.**** Year of Birth: 1962	President, Trustee	Since 2001+	Chief Executive Officer and Director of Forward Management, LLC, an investment advisor (since 2001); President and Director, Forward Securities, LLC, a broker-dealer (since 2010); Chief Executive Officer and Director, ReFlow Management Co., LLC, an investment services company (2001 to 2010); Chief Executive Officer and Director, ReFlow Fund, LLC, an investment services company (2001 to 2010); Chief Executive Officer, Sutton Place Management, an investment services company (since 2001); Vice President, Sutton Place Associates (since 2001); Chief Executive Officer of FISCOP, LLC (since 2001); Vice President, Broderick Management, LLC (since 2001); Member of ICI Board of Governors (since 2008); Director, Legato Capital Management, an investment services company (2004 to 2009); Director, FOLIOfn, Inc. (since 2002); Executive Director, Private Wealth Management, Morgan Stanley (2000 to 2001); Senior Vice President, Director of Business Delivery, Morgan Stanley Online, a financial services company (1999 to 2000); Executive Vice President and Treasurer, Webster Investment Management Co., LLC (1998 to 1999); Vice President, Regional Director, Investment Consulting Services, Morgan Stanley, Dean Witter, Discover & Co., a financial services company (1992 to 1998); Vice President of the Board of Trustees of Centerpoint, a public health and welfare organization (1997 to 2010); Director, Ring Mountain Day School (2010 to 2013); Director, Arista Maritime Group Inc. (since 2013).	33	None

*	Each Trustee may be contacted by writing to the Trustee, c/o Forward Management, LLC, 101 California Street, 16th Floor, San Francisco, CA 94111.
**

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust.

***

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

****

Mr. Reid is considered an interested Trustee because he acts as Chief Executive Officer of Forward Management, LLC, the Funds’ investment advisor, and holds other positions with an affiliate of the Trust.

+

Messrs. Mardikian, Bowman, O’Connor and Reid have served as Trustee to the Trust since May 1, 2005. However, beginning on the date indicated in the chart, Messrs. Mardikian, Bowman, O’Connor and Reid served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005. Mr. Bowman was appointed as Trustee effective January 1, 2006 and served as a director for the nine series of Forward Funds, Inc. since 2000. Ms. Herbert was appointed as a Trustee effective November 9, 2009. Ms. Allecta was appointed as a Trustee effective January 1, 2012. Mr. Gambs was appointed as a Trustee effective December 31, 2012.

OFFICERS:

Name, Address, and Year of Birth*	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Barbara H. Tolle 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1949	Treasurer	Since 2006	Vice President, Director of Fund Accounting and Operations, Forward Management (since 2006); Vice President and Director, Fund Accounting and Administration, PFPC Inc. (1998 to 2006).

Judith M. Rosenberg 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1948	Chief Compliance Officer and Chief Legal Officer	Since 2005	Chief Compliance Officer, Forward Management (since 2005); Chief Compliance Officer, Secretary and Director, Forward Securities, LLC (since 2010); First Vice President and Senior Attorney, Morgan Stanley (1984 to 1997; 2002 to 2005); Director of Compliance, Morgan Stanley Online (1997 to 2002).

Robert S. Naka 101 California Street, 16th Floor San Francisco, CA 94111 Year of Birth: 1963	Vice President, Funds and Secretary	Vice President, Funds since 2009 and Secretary since 2012	Chief Operating Officer, Forward Management (since 2009); Principal & Chief Operating Officer, Anew Capital Management LLC (2007 to 2009); Executive Vice President & Chief Operating Officer, ING Funds & Predecessors (1989 to 2007).

*

Each officer shall hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

Leadership Structure of the Board of Trustees

The Board of Trustees has overall responsibility for the oversight of the Trust. The Chairman of the Board of Trustees is an Independent Trustee. The Chairman of the Board of Trustees’ role is to preside at all meetings of the Board of Trustees, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board of Trustees from time to time. The Independent Trustees meet regularly outside the presence of Forward Management, in executive session or with other service providers to the Fund. The Board of Trustees has regular meetings four times a year and may hold special meetings if required before its next regular meeting. The Board of Trustees has established two standing committees in connection with its governance of the Funds: Audit and Nominating Committees. Each committee meets regularly to conduct the oversight functions delegated to that committee by the Board of Trustees and reports its findings to the Board of Trustees. The Board of Trustees and each standing committee conduct annual assessments of their oversight function, structure, and effectiveness. The Board of Trustees has determined through its self-evaluation process that the Trust’s leadership structure is appropriate because the structure permits the Board of Trustees to exercise independent judgment over management and to allocate areas of responsibility among committees and the full Board of Trustees to effectively oversee the Trust.

The Audit Committee consists of six members: Messrs. Bowman, Gambs, Mardikian, O’Connor and Mses. Allecta and Herbert. The functions performed by the Audit Committee include, among other things, considering the matters pertaining to the Trust’s financial records and internal accounting controls and acting as the principal liaison between the Board of Trustees and the Trust’s independent registered public accounting firm. During the fiscal year ended December 31, 2013, the Audit Committee convened four times.

The Nominating Committee consists of six members: Messrs. Bowman, Gambs, Mardikian, O’Connor and Mses. Allecta and Herbert. The function performed by the Nominating Committee is to select and nominate candidates to serve as non-interested Trustees (including considering written nominations from shareholders delivered to the Trust at its address on the cover of this SAI), and approve officers and committee members. During the fiscal year ended December 31, 2013, the Nominating Committee convened once.

Day-to-day management of the Funds, including the monitoring of various risks to which the Funds are subject, is the responsibility of Forward Management, the Funds’ sub-advisors (as applicable) or other service providers (depending on the nature of the risk), subject to the supervision of Forward Management. The Funds are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. While Forward Management and the Funds’ sub-advisors (as applicable) or other service providers perform a number of risk management functions, it is not possible to eliminate all of the risks applicable to the Funds. Risk oversight forms part of the Board of Trustees’ general oversight of the Funds and is addressed as part of various Board of Trustees and committee activities. The Board of Trustees, directly or through the Audit Committee, also reviews reports from, among others, management, the independent registered accounting firm for the Funds, the Funds’ sub-advisors (as applicable), and internal auditors for Forward Management or its affiliates, as appropriate, regarding risks faced by the Funds and management’s or each service provider’s risk functions. The committee system facilitates the timely and efficient consideration of matters by the Trustees and the effective oversight of compliance with legal and regulatory requirements of the Funds’ activities and associated risks. The Board of Trustees has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program, assists the Board of Trustees in monitoring compliance risks, and reports to the Board of Trustees regarding compliance matters for the Funds and their service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Trustee Qualifications and Experience

The Nominating Committee does not use specific criteria in analyzing candidates to serve on the Board of Trustees, and there are no specific required qualifications for Board membership set out in the Trust’s organizational documents. Rather, the Board of Trustees believes that the different points of view, professional experiences, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. The Trustees believe that their combined experiences and qualifications allow the Board of Trustees to oversee the business of the Funds in a manner consistent with the best interest of the Funds’ shareholders. When considering potential nominees to fill vacancies on the Board of Trustees, and as part of its self-evaluation, the Board of Trustees reviews the mix of skills and other relevant experiences of the Trustees.

Haig G. Mardikian – Mr. Mardikian, currently Chairman of the Board of Trustees, has served as a Trustee since 1998 and has served as a member of the Audit Committee and Nominating Committee during his entire tenure as a Trustee. In addition to Mr. Mardikian’s responsibilities as a Trustee, he has served as a trustee of numerous educational, philanthropic, and professional organizations. Mr. Mardikian also has professional experience in the fields of real estate investment and broadcasting. Additional information regarding Mr. Mardikian’s principal occupations and other directorships held is presented in the chart above. Mr. Mardikian has a BA from Trinity College and an MBA from Harvard Business School.

Donald O’Connor – Mr. O’Connor has served as a Trustee since 2000 and has served as a member of the Audit Committee and Nominating Committee during his entire tenure as a Trustee. In addition to Mr. O’Connor’s responsibilities as a Trustee, he has served as a trustee to other mutual fund complexes. Mr. O’Connor also has professional experience in the fields of investment management and insurance. Additional information regarding Mr. O’Connor’s principal occupations and other directorships held is presented in the chart above. Mr. O’Connor has a BA in business administration, economics and finance from George Washington University and an MBA in finance, business administration and data processing from George Washington University.

DeWitt F. Bowman – Mr. Bowman has served as a Trustee since 2000 and has served as a member of the Audit Committee and Nominating Committee during his entire tenure as a Trustee. In addition to Mr. Bowman’s responsibilities as a Trustee, he has served as a trustee to non-governmental organizations, other mutual fund complexes, and private investment funds. Mr. Bowman also has professional experience in the field of investment management. Additional information regarding Mr. Bowman’s principal occupations and other directorships held is presented in the chart above. Mr. Bowman has a BS in Geology from the University of Wisconsin-Madison.

Cecilia H. Herbert – Ms. Herbert, currently Chairperson of the Nominating Committee, has served as a Trustee since 2009 and has served as a member of the Audit Committee and Nominating Committee during her entire tenure as a Trustee. In addition to Ms. Herbert’s responsibilities as a Trustee, Ms. Herbert has served as a trustee of educational and philanthropic organizations and other mutual fund complexes. Ms. Herbert also has professional experience in the fields of banking and finance. Additional information regarding Ms. Herbert’s principal occupations and other directorships held is presented in the chart above. Ms. Herbert has a BA in economics and communications from Stanford University and an MBA in finance from Harvard Business School.

Julie Allecta – Ms. Allecta, currently Chairperson of the Audit Committee, has served as a Trustee since 2012, and prior to becoming a Trustee served as a member of the Trust’s Advisory Board since 2010. Ms. Allecta has professional experience in the legal field. Additional information regarding Ms. Allecta’s principal occupations and other directorships held is presented in the chart above. Ms. Allecta has a BA from the University of New Mexico and a JD from the University of New Mexico School of Law.

A. John Gambs – Mr. Gambs has served as a Trustee since 2012 and has served as a member of the Audit Committee and Nominating Committee during his entire tenure as a Trustee. Prior to becoming a Trustee, Mr. Gambs served as a member of the Trust’s Advisory Board since 2011. In addition to Mr. Gambs’s responsibilities as a Trustee, he has served as a trustee to other mutual fund complexes and philanthropic organizations. Mr. Gambs also has professional experience in the fields of finance and financial services. Additional information regarding Mr. Gambs’s principal occupations and other directorships held is presented in the chart above. Mr. Gambs has a BA from Northwestern University and an MBA from Northwestern University.

J. Alan Reid, Jr. – Mr. Reid has served as a Trustee since 2001. In addition to Mr. Reid’s responsibilities as a Trustee, Mr. Reid also serves as President of the Trust and Chief Executive Officer of Forward Management. Additional information regarding Mr. Reid’s principal occupations and other directorships held is presented in the chart above. Mr. Reid has a BS in business administration from Menlo College.

The following table sets forth information regarding the ownership of the Fund by each of the Trustees and information regarding the aggregate ownership by each Trustee of the Forward Funds.

Information As Of December 31, 2013

INDEPENDENT TRUSTEES

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Haig G. Mardikian	Forward Balanced Allocation Fund	A	E
	Forward Commodity Long/Short Strategy Fund	A	E
	Forward Core Strategy Long/Short Fund	A	E
	Forward Credit Analysis Long/Short Fund	A	E
	Forward Dynamic Income Fund	A	E
	Forward EM Corporate Debt Fund	A	E
	Forward Emerging Markets Fund	A	E
	Forward Endurance Long/Short Fund	C	E
	Forward Floating NAV Short Duration Fund	A	E
	Forward Frontier Strategy Fund	A	E
	Forward Global Dividend Fund	A	E
	Forward Global Infrastructure Fund	A	E
	Forward Growth & Income Allocation Fund	A	E
	Forward Growth Allocation Fund	A	E
	Forward High Yield Bond Fund	A	E
	Forward Income & Growth Allocation Fund	A	E
	Forward Income Builder Fund	A	E
	Forward International Dividend Fund	C	E
	Forward International Real Estate Fund	A	E
	Forward International Small Companies Fund	A	E
	Forward Investment Grade Fixed-Income Fund	A	E
	Forward Managed Futures Strategy Fund	A	E
	Forward Multi-Strategy Fund	A	E
	Forward Real Estate Fund	C	E
	Forward Real Estate Long/Short Fund	A	E
	Forward Select EM Dividend Fund	A	E
	Forward Select Income Fund	A	E
	Forward Select Opportunity Fund	A	E
	Forward Small Cap Equity Fund	D	E
	Forward Tactical Enhanced Fund	A	E
	Forward Tactical Growth Fund	A	E
	Forward Total MarketPlus Fund	A	E
	Forward U.S. Government Money Fund	A	E
Donald O’Connor	Forward Balanced Allocation Fund	A	E
	Forward Commodity Long/Short Strategy Fund	A	E
	Forward Core Strategy Long/Short Fund	A	E
	Forward Credit Analysis Long/Short Fund	A	E
	Forward Dynamic Income Fund	A	E
	Forward EM Corporate Debt Fund	A	E
	Forward Emerging Markets Fund	E	E
	Forward Endurance Long/Short Fund	A	E
	Forward Floating NAV Short Duration Fund	A	E

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
	Forward Frontier Strategy Fund	A	E
	Forward Global Dividend Fund	A	E
	Forward Global Infrastructure Fund	A	E
	Forward Growth & Income Allocation Fund	A	E
	Forward Growth Allocation Fund	A	E
	Forward High Yield Bond Fund	A	E
	Forward Income & Growth Allocation Fund	A	E
	Forward Income Builder Fund	A	E
	Forward International Dividend Fund	A	E
	Forward International Real Estate Fund	A	E
	Forward International Small Companies Fund	A	E
	Forward Investment Grade Fixed-Income Fund	A	E
	Forward Managed Futures Strategy Fund	A	E
	Forward Multi-Strategy Fund	A	E
	Forward Real Estate Fund	A	E
	Forward Real Estate Long/Short Fund	A	E
	Forward Select EM Dividend Fund	A	E
	Forward Select Income Fund	A	E
	Forward Select Opportunity Fund	A	E
	Forward Small Cap Equity Fund	E	E
	Forward Tactical Enhanced Fund	A	E
	Forward Tactical Growth Fund	A	E
	Forward Total MarketPlus Fund	A	E
	Forward U.S. Government Money Fund	A	E
DeWitt F. Bowman	Forward Balanced Allocation Fund	A	D
	Forward Commodity Long/Short Strategy Fund	A	D
	Forward Core Strategy Long/Short Fund	A	D
	Forward Credit Analysis Long/Short Fund	A	D
	Forward Dynamic Income Fund	A	D
	Forward EM Corporate Debt Fund	A	D
	Forward Emerging Markets Fund	B	D
	Forward Endurance Long/Short Fund	A	D
	Forward Floating NAV Short Duration Fund	A	D
	Forward Frontier Strategy Fund	A	D
	Forward Global Dividend Fund	A	D
	Forward Global Infrastructure Fund	A	D
	Forward Growth & Income Allocation Fund	A	D
	Forward Growth Allocation Fund	A	D
	Forward High Yield Bond Fund	A	D
	Forward Income & Growth Allocation Fund	A	D
	Forward Income Builder Fund	A	D
	Forward International Dividend Fund	C	D
	Forward International Real Estate Fund	A	D
	Forward International Small Companies Fund	C	D
	Forward Investment Grade Fixed-Income Fund	A	D
	Forward Managed Futures Strategy Fund	A	D
	Forward Multi-Strategy Fund	A	D
	Forward Real Estate Fund	A	D
	Forward Real Estate Long/Short Fund	A	D
	Forward Select EM Dividend Fund	A	D
	Forward Select Income Fund	A	D
	Forward Select Opportunity Fund	A	D
	Forward Small Cap Equity Fund	A	D

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
	Forward Tactical Enhanced Fund	A	D
	Forward Tactical Growth Fund	A	D
	Forward Total MarketPlus Fund	A	D
	Forward U.S. Government Money Fund	A	D
Cecilia H. Herbert	Forward Balanced Allocation Fund	A	E
	Forward Commodity Long/Short Strategy Fund	A	E
	Forward Core Strategy Long/Short Fund	A	E
	Forward Credit Analysis Long/Short Fund	A	E
	Forward Dynamic Income Fund	A	E
	Forward EM Corporate Debt Fund	A	E
	Forward Emerging Markets Fund	A	E
	Forward Endurance Long/Short Fund	A	E
	Forward Floating NAV Short Duration Fund	A	E
	Forward Frontier Strategy Fund	A	E
	Forward Global Dividend Fund	C	E
	Forward Global Infrastructure Fund	A	E
	Forward Growth & Income Allocation Fund	A	E
	Forward Growth Allocation Fund	A	E
	Forward High Yield Bond Fund	A	E
	Forward Income & Growth Allocation Fund	A	E
	Forward Income Builder Fund	A	E
	Forward International Dividend Fund	C	E
	Forward International Real Estate Fund	C	E
	Forward International Small Companies Fund	A	E
	Forward Investment Grade Fixed-Income Fund	A	E
	Forward Managed Futures Strategy Fund	A	E
	Forward Multi-Strategy Fund	A	E
	Forward Real Estate Fund	A	E
	Forward Real Estate Long/Short Fund	C	E
	Forward Select EM Dividend Fund	A	E
	Forward Select Income Fund	C	E
	Forward Select Opportunity Fund	A	E
	Forward Small Cap Equity Fund	A	E
	Forward Tactical Enhanced Fund	A	E
	Forward Tactical Growth Fund	A	E
	Forward Total MarketPlus Fund	A	E
	Forward U.S. Government Money Fund	A	E
Julie Allecta	Forward Balanced Allocation Fund	A	D
	Forward Commodity Long/Short Strategy Fund	A	D
	Forward Core Strategy Long/Short Fund	A	D
	Forward Credit Analysis Long/Short Fund	D	D
	Forward Dynamic Income Fund	A	D
	Forward EM Corporate Debt Fund	A	D
	Forward Emerging Markets Fund	A	D
	Forward Endurance Long/Short Fund	A	D
	Forward Floating NAV Short Duration Fund	A	D
	Forward Frontier Strategy Fund	A	D
	Forward Global Dividend Fund	A	D
	Forward Global Infrastructure Fund	A	D
	Forward Growth & Income Allocation Fund	A	D
	Forward Growth Allocation Fund	A	D
	Forward High Yield Bond Fund	A	D
	Forward Income & Growth Allocation Fund	A	D

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
	Forward Income Builder Fund	A	D
	Forward International Dividend Fund	A	D
	Forward International Real Estate Fund	A	D
	Forward International Small Companies Fund	A	D
	Forward Investment Grade Fixed-Income Fund	A	D
	Forward Managed Futures Strategy Fund	A	D
	Forward Multi-Strategy Fund	A	D
	Forward Real Estate Fund	A	D
	Forward Real Estate Long/Short Fund	A	D
	Forward Select EM Dividend Fund	A	D
	Forward Select Income Fund	A	D
	Forward Select Opportunity Fund	A	D
	Forward Small Cap Equity Fund	A	D
	Forward Tactical Enhanced Fund	A	D
	Forward Tactical Growth Fund	A	D
	Forward Total MarketPlus Fund	A	D
	Forward U.S. Government Money Fund	A	D
A. John Gambs	Forward Balanced Allocation Fund	A	D
	Forward Commodity Long/Short Strategy Fund	A	D
	Forward Core Strategy Long/Short Fund	A	D
	Forward Credit Analysis Long/Short Fund	A	D
	Forward Dynamic Income Fund	A	D
	Forward EM Corporate Debt Fund	A	D
	Forward Emerging Markets Fund	A	D
	Forward Endurance Long/Short Fund	A	D
	Forward Floating NAV Short Duration Fund	A	D
	Forward Frontier Strategy Fund	A	D
	Forward Global Dividend Fund	A	D
	Forward Global Infrastructure Fund	A	D
	Forward Growth & Income Allocation Fund	A	D
	Forward Growth Allocation Fund	A	D
	Forward High Yield Bond Fund	A	D
	Forward Income & Growth Allocation Fund	A	D
	Forward Income Builder Fund	A	D
	Forward International Dividend Fund	A	D
	Forward International Real Estate Fund	C	D
	Forward International Small Companies Fund	A	D
	Forward Investment Grade Fixed-Income Fund	A	D
	Forward Managed Futures Strategy Fund	A	D
	Forward Multi-Strategy Fund	A	D
	Forward Real Estate Fund	A	D
	Forward Real Estate Long/Short Fund	C	D
	Forward Select EM Dividend Fund	A	D
	Forward Select Income Fund	A	D
	Forward Select Opportunity Fund	A	D
	Forward Small Cap Equity Fund	A	D
	Forward Tactical Enhanced Fund	C	D
	Forward Tactical Growth Fund	A	D
	Forward Total MarketPlus Fund	C	D
	Forward U.S. Government Money Fund	A	D

INTERESTED TRUSTEE:

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
J. Alan Reid, Jr.	Forward Balanced Allocation Fund	A	E
	Forward Commodity Long/Short Strategy Fund	D	E
	Forward Core Strategy Long/Short Fund	A	E
	Forward Credit Analysis Long/Short Fund	D	E
	Forward Dynamic Income Fund	A	E
	Forward EM Corporate Debt Fund	D	E
	Forward Emerging Markets Fund	D	E
	Forward Endurance Long/Short Fund	D	E
	Forward Floating NAV Short Duration Fund	A	E
	Forward Frontier Strategy Fund	C	E
	Forward Global Dividend Fund	C	E
	Forward Global Infrastructure Fund	C	E
	Forward Growth & Income Allocation Fund	A	E
	Forward Growth Allocation Fund	C	E
	Forward High Yield Bond Fund	A	E
	Forward Income & Growth Allocation Fund	A	E
	Forward Income Builder Fund	C	E
	Forward International Dividend Fund	D	E
	Forward International Real Estate Fund	D	E
	Forward International Small Companies Fund	C	E
	Forward Investment Grade Fixed-Income Fund	A	E
	Forward Managed Futures Strategy Fund	C	E
	Forward Multi-Strategy Fund	C	E
	Forward Real Estate Fund	A	E
	Forward Real Estate Long/Short Fund	C	E
	Forward Select EM Dividend Fund	C	E
	Forward Select Income Fund	A	E
	Forward Select Opportunity Fund	A	E
	Forward Small Cap Equity Fund	D	E
	Forward Tactical Enhanced Fund	E	E
	Forward Tactical Growth Fund	C	E
	Forward Total MarketPlus Fund	A	E
	Forward U.S. Government Money Fund	B	E

*	Key to Dollar Ranges
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	Over $100,000

As of December 31, 2013, no Trustee who is not an interested person of the Trust owned any securities of the Funds’ investment advisor, Forward Management, LLC (“Forward Management” or the “Investment Advisor”), any of the Funds’ sub-advisors (each a “Sub-Advisor” and collectively, the “Sub-Advisors”), Forward Securities, LLC (the “Distributor” or “Forward Securities”) or their affiliates.

Trustee Compensation

The Trust pays each Independent Trustee and Advisory Board member a retainer fee in the amount of $35,000 per year and $12,500 each for attendance in person at a quarterly board meeting ($9,000 for attendance via telephone at a quarterly meeting). Prior to April 1, 2014, the Trust also paid each Independent Trustee and Advisory Board member $3,000 for attendance in person at each special meeting or committee meeting that is not held in conjunction with a regular meeting, $2,250 for attendance at a special telephonic meeting, and $1,000 per day for participation in Trust-related meetings not held in conjunction with a meeting. Effective April 1, 2014, the Trust pays each Independent Trustee and Advisory Board member $5,000 for attendance in person at each special meeting or committee meeting that is not held in conjunction with a regular meeting, $3,000 for attendance at a special telephonic meeting, and $1,500 per day for participation in Trust-related meetings not held in conjunction with a meeting. Prior to April 1, 2014, the Chairman of the Board of Trustees and the Chairperson of the Audit Committee each received a special retainer fee in the amount of $10,000 per year. Effective April 1, 2014, the Chairman of the Board of Trustees and the Chairperson of the Audit Committee each receive a special retainer fee in the amount of $15,000 per year and $12,500 per year, respectively. The Chairperson of the Nominating Committee receives a special retainer fee in the amount of $7,500 per year. The interested Trustee does not receive any compensation from the Trust. With the exception of the Trust’s Chief Compliance Officer as discussed below, officers of the Trust and Trustees who are affiliated persons of either the Trust, Investment Advisor, or Sub-Advisors do not receive any compensation from the Trust or any other funds managed by the Funds’ Investment Advisor or Sub-Advisors. As of December 31, 2013, the Officers and Trustees owned less than 1% of the outstanding shares of the Funds. As discussed below in “Investment Advisory and Other Services – Other Service Providers,” the Trust has agreed to compensate the Investment Advisor for, among other expenses, providing an officer or employee of the Investment Advisor to serve as Chief Compliance Officer for the Trust and may compensate the Investment Advisor for the time of other officers or employees of the Investment Advisor who serve in other compliance capacities for the Funds.

Compensation Received From Funds (as of December 31, 2013)

Name and Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex(1)
J. Alan Reid, Jr., Trustee*	None	None	None	None
Haig G. Mardikian, Trustee	$103,250	$0	$0	$103,250
Donald O’Connor, Trustee	$91,750	$0	$0	$91,750
DeWitt F. Bowman, Trustee	$92,500	$0	$0	$92,500
Cecilia H. Herbert, Trustee	$100,750	$0	$0	$100,750
Julie Allecta, Trustee	$102,500	$0	$0	$102,500
A. John Gambs, Trustee	$93,250	$0	$0	$93,250

*	Interested
(1)	The Fund Complex consists of the Trust, which currently consists of thirty-three series.

Trustee and Officer Indemnification

The Declaration of Trust provides that the Trust will indemnify the Trustees and may indemnify its officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Trust that they have acted in bad faith, with reckless disregard of their duties, willful misconduct or gross negligence. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and its officers.

PORTFOLIO HOLDINGS DISCLOSURE

Forward Funds has adopted policies and procedures related to the selective disclosure of portfolio holdings (“Disclosure Policies”). The Disclosure Policies provide that it is the policy of Forward Funds and their service providers to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about the Funds’ portfolio holdings. The Disclosure Policies are designed to address conflicts of interest between each Fund’s shareholders and its Investment Advisor, Sub-Advisors, principal underwriter or any affiliated person of such entities by limiting and delineating the circumstances under which non-public information regarding each Fund’s portfolio holdings may be disseminated. No information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except in limited circumstances, as described below. Only the Trust’s legal advisor or Chief Compliance Officer may authorize disclosure of any Fund’s portfolio holdings.

Violations of the Disclosure Policies must be reported to the Trust’s Chief Compliance Officer. If the Chief Compliance Officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, he/she shall report it to the Trust’s Board of Trustees, as required by Rule 38a-1.

Disclosures Required by Law

Nothing contained in the Disclosure Policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable laws and regulations. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law, such as periodic portfolio disclosure in filings with the SEC, respond to requests from regulators, and comply with valid subpoenas.

Public Disclosures on Website

Forward Funds discloses all portfolio holdings of each Fund as of the end of each month on its website at www.forwardinvesting.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day).

The portfolio holdings for each month will remain available on the website for a minimum of six months following the date posted. In addition, the Forward Funds may, at the discretion of the Investment Advisor, publicly disclose portfolio holdings information at any time with respect to securities held by the Funds that are in default, distressed, or experiencing a negative credit event. Any such disclosure will be broadly disseminated via the Funds’ website or other means.

Confidential Dissemination of Portfolio Holdings

The Funds may disclose portfolio holdings, under Conditions of Confidentiality, as defined herein, before their public disclosure is required or authorized by policy as above, to service providers, to data aggregators, and to mutual fund evaluation and due diligence departments of broker-dealers and wire houses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. Holdings authorized to be disclosed may be disclosed by officers of the Funds, the Investment Advisor, or service providers in possession of such information. Such holdings are released under conditions of confidentiality. “Conditions of Confidentiality” means that:

(a)

the recipient may not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become public information; and

(b)

the recipient must sign a written Confidentiality Agreement in form and substance acceptable to the Funds’ Chief Compliance Officer which, among other things, provides that the recipient of the portfolio holdings information agrees to limit access to the information to those persons who are subject to confidentiality obligations, and includes an obligation not to trade on non-public information.

The Trust’s Board of Trustees or the Trust’s legal advisor or Chief Compliance Officer may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those imposed by the Disclosure Policies, or may approve exceptions or revisions to the Disclosure Policies. For example, the Trust may determine to not provide purchase and sale information with respect to a Fund that invests in smaller capitalization companies or less liquid securities. The Disclosure Policies may not be waived, or exceptions made, without the consent of the Trust’s legal advisor or Chief Compliance Officer. The Trust’s Chief Compliance Officer will report to the Board of Trustees any waivers at the Board of Trustee’s next regularly scheduled meeting.

Any amendments to the policies and procedures for the disclosure of portfolio holdings shall be approved and adopted by the full Board of Trustees; including each of the Independent Trustees.

The identity of the entities with which Forward Funds has ongoing arrangements to provide portfolio holdings information under Conditions of Confidentiality, the frequency with which they receive such information and the length of the lag between the date of the information and the date it is disclosed is provided below:

1.	FactSet Research Systems Inc. - Daily with no delay for all Funds.

2.	Electra Information Systems Inc. - Daily with no delay for all Funds.

3.	Glass, Lewis & Co. - Daily (or less frequently) with no delay for all Funds.

4.

Conifer Securities, LLC - Daily with no delay for the Forward Commodity Long/Short Strategy Fund, Forward Frontier Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Total MarketPlus Fund.

5.	Bloomberg Finance L.P. - Daily with no delay for all Funds directly advised by Forward Management.

6.	ConceptOne, LLC - Daily with no delay for all Funds.

The policy also permits the daily or less frequent disclosure of any and all portfolio information to the Funds’ service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Funds’ custodian (Citibank, N.A.), Investment Advisor and Sub-Advisors, administrator/fund accountants (ALPS Fund Services, Inc.), independent registered public accounting firm (PricewaterhouseCoopers LLP), legal counsel (Dechert LLP), officers, and directors and each of their respective affiliates and advisors, who are subject to duties of confidentiality imposed by law and/or contract, including a duty not to trade on non-public information.

Analytical Information

The Funds or their duly authorized service providers may distribute the following information concerning each Fund’s portfolio before disclosure of all portfolio holdings is made as discussed above, provided that the individual portfolio holdings of a Fund (the complete portfolio holdings of a Fund in the case of a Fund’s top twenty-five holdings as listed below) could not reasonably be determined from that information:

•	Top Twenty-five Holdings. Top twenty-five holdings and the total percentage of the Fund such aggregate holdings represent.

•	Sector Holdings. Sector information and the total percentage of the Fund held in each sector.

•	Percentage Allocations of Allocation Funds. Percentage of each Allocation Fund’s assets allocated to each underlying Fund in which each Allocation Fund invests.

•	Other Portfolio Characteristic Data. Any other analytical data that does not identify any specific portfolio holding.

Other Parties

The Funds or their duly authorized service providers may distribute portfolio holdings information to another party on a one-time or limited basis before their public disclosure is required or authorized by policy as above provided that (i) the specific disclosure of such non-public information is made under Conditions of Confidentiality, as defined above, and (ii) the specific disclosure of such non-public information has been approved by the Trust’s legal advisor or Chief Compliance Officer as consistent with these Disclosure Policies. By way of illustration and not a limitation, the distribution of a Fund’s portfolio holdings in accordance with this paragraph may be made (i) to a proposed or potential advisor or sub-advisor or investment manager asked to provide investment management services to a Fund, or (ii) to a third party in connection with a program or service to be provided for the benefit of a Fund.

Trading Desk/Research Reports

The trading desks of the Funds’ Investment Advisor or Sub-Advisors may periodically distribute lists of applicable investments held by their clients (including the Funds) for the purpose of facilitating efficient trading of such investments and receipt of relevant research.

The Funds’ Investment Advisor or Sub-Advisors may periodically distribute a list of the issuers and securities that are covered by their research department as of a particular date. The list of issuers and securities may represent securities currently held by the Funds and securities which may be purchased for the Funds. In no case will a list specifically identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

Press Interviews, Broker Discussions, etc.

Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these Disclosure Policies. For example, a portfolio manager discussing a particular Fund may indicate that he or she likes and/or owns for the Fund a security only if the Fund’s ownership of such security has previously been publicly disclosed (and the statement is otherwise accurate and not misleading).

Conflicts of Interest

Whenever portfolio holdings disclosure made pursuant to the Disclosure Policies involves a conflict of interest between the Funds’ shareholders and the Funds’ Investment Advisor, Sub-Advisors, Distributor or any affiliated person of the Funds, the disclosure may not be made unless a majority of the Independent Trustees or a majority of a Board committee consisting solely of Independent Trustees approves such disclosure after considering the best interests of shareholders and potential conflicts in making such disclosures. The Funds, the Funds’ Investment Advisor and Sub-Advisors will not enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

Forward Management serves as the Investment Advisor to each of the Forward Funds. Forward Management has the authority to manage the Funds in accordance with the investment objective, policies, and restrictions of the Funds and subject to general supervision of the Trust’s Board of Trustees. Forward Management also has the authority to engage the services of different sub-advisors with the approval of the Trustees of each of the Funds and each Fund’s shareholders. Forward Management also provides the Funds with ongoing management supervision and policy direction.

Forward Management is a registered investment advisor with the SEC under the Investment Advisers Act of 1940 (“Advisers Act”). Forward Management supervises the activities of each Sub-Advisor and manages the assets of certain of the Funds directly, without the use of a sub-advisor. Forward Management is located at 101 California Street, 16th Floor, San Francisco, California 94111. Forward Management’s capital ownership interests currently are held predominantly by Gordon P. Getty and ReFlow Forward Family Holding Company, an entity controlled by Mr. Getty, with the balance held by management and employees. As of December 31, 2013, Forward Management had approximately $5.2 billion of assets under management.

Forward Management directly manages the the Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Builder Fund, Forward Income & Growth Allocation Fund, and Forward Multi-Strategy Fund (each an “Allocation Fund” and collectively, the “Allocation Funds”), Forward Commodity Long/Short Strategy Fund, Forward Dynamic Income Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Opportunity Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Total MarketPlus Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward International Small Companies Fund (collectively, the “Forward Management Directly Advised Funds”). Forward Management has delegated to the Sub-Advisors the authority to manage each other Fund of the Trust.

The thirty-three portfolios of the Trust are Forward Management’s principal investment advisory clients. Daily investment decisions are made by Forward Management for the Forward Management Directly Advised Funds and by the Sub-Advisors for each other Fund. Certain information regarding Forward Management is described above, and certain information regarding each of the Sub-Advisors is described below.

Hiring Sub-Advisors without Shareholder Approval

Forward Management and Forward Funds have received an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”) that permits Forward Management, subject to the approval of the Board of Trustees of the Trust, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of the hiring of a sub-advisor or sub-advisor changes within 90 days after the effective date of such change.

Sub-Advisors

Forward Credit Analysis Long/Short Fund and Forward Investment Grade Fixed-Income Fund

Forward Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Forward Credit Analysis Long/Short Fund and the Forward Investment Grade Fixed-Income Fund. PIMCO is located at 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660 (effective May 27, 2014, PIMCO will be located at 650 Newport Center Drive, Newport Beach, CA 92660). PIMCO is registered with the SEC under the Advisers Act. PIMCO is an investment management firm founded in 1971. PIMCO is a majority owned subsidiary of Allianz Asset Management with minority interests held by certain of its officers and by PIMCO Partners, LLC, a California limited liability company. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE. As of December 31, 2013, PIMCO had approximately $1.919 trillion in assets under management.

Forward EM Corporate Debt Fund

Forward Management has engaged the services of SW Asset Management, LLC (“SW”) to act as sub-advisor for the Forward EM Corporate Debt Fund. SW is located at 23 Corporate Plaza Drive, Suite 130, Newport Beach, CA 92660. SW is registered with the SEC under the Advisers Act. As of December 31, 2013, David C. Hinman owned 41.8% and Raymond T. Zucaro owned 41.8% of SW. As of December 31, 2013, SW had assets under management of approximately $384.02 million.

Forward International Small Companies Fund

Forward Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor with regard to the non-cash portion of the Forward International Small Companies Fund. PAM Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM Ltd is both registered with the SEC under the Advisers Act and authorized and regulated by the Financial Services Authority in the United Kingdom. PAM was established in 1980 and is the institutional business division of The Pictet Group which includes all of the operating subsidiaries and divisions of The Pictet Group that carry on institutional asset management. As of December 31, 2013, PAM had approximately $105.8 billion of assets under management, and The Pictet Group had approximately $433 billion of assets under management and administration for institutional and private clients. The cash portion of the Forward International Small Company Fund’s portfolio is managed directly by Forward Management. Forward Management is discussed above.

Forward High Yield Bond Fund

Forward Management has engaged the services of First Western Capital Management Company (“First Western”) to act as sub-advisor to the Forward High Yield Bond Fund. First Western is located at 1900 Avenue of the Stars, Suite 900, Los Angeles, California 90067. First Western is registered with the SEC under the Advisers Act. First Western, a wholly owned subsidiary of First Western Financial, Inc., was established in March 2010. First Western was formerly the institutional division of First Western Investment Management (“FWIM”), which was established with the acquisition of Financial Management Advisors, LLC by FWIM June 1, 2008. As of December 31, 2013, First Western had approximately $1.4 billion of assets under management and First Western Financial, Inc. had approximately $4.9 billion of assets under management.

Forward Tactical Growth Fund

Forward Management has engaged the services of Broadmark Asset Management, LLC (“Broadmark”) to act as sub-advisor for the Forward Tactical Growth Fund. Broadmark is a Delaware limited liability company that is registered as an investment adviser with the SEC under the Advisers Act. Broadmark is located at 12 East 52nd Street, 3rd Floor, New York, New York 10022. As of December 31, 2013, Forward Management owned 33.4% of Broadmark’s outstanding voting securities. As of December 31, 2013, Broadmark had assets under management of approximately $1.8 billion.

Investment Management and Sub-Advisory Agreements

Each Fund pays an investment advisory fee, which is computed daily and paid monthly, at the following annual rates based on the average daily net assets of the respective funds:

Fund	Advisory Fee
Forward Balanced Allocation Fund	0.10%
Forward Commodity Long/Short Strategy Fund	1.00%
Forward Core Strategy Long/Short Fund	1.00%
Forward Credit Analysis Long/Short Fund	1.00%
Forward Dynamic Income Fund	1.00%
Forward EM Corporate Debt Fund	0.70% up to and including $500 million 0.64% over $500 million up to and including $1 billion 0.58% over $1 billion up to and including $5 billion 0.52% over $5 billion
Forward Emerging Markets Fund	1.10%
Forward Endurance Long/Short Fund	1.50%
Forward Floating NAV Short Duration Fund	0.35%
Forward Frontier Strategy Fund	0.85%
Forward Global Dividend Fund	0.80% up to and including $500 million 0.725% over $500 million up to and including $1 billion 0.675% over $1 billion
Forward Global Infrastructure Fund	0.90%
Forward Growth & Income Allocation Fund	0.10%
Forward Growth Allocation Fund	0.10%
Forward High Yield Bond Fund	0.25%
Forward Income & Growth Allocation Fund	0.10%
Forward Income Builder Fund	0.10%
Forward International Dividend Fund	0.85% up to and including $250 million 0.75% over $250 million up to and including $1 billion 0.65% over $1 billion
Forward International Real Estate Fund	1.00%

Fund	Advisory Fee
Forward International Small Companies Fund	1.00% up to and including $500 million 0.975% over $500 million up to and including $1 billion 0.95% over $1 billion
Forward Investment Grade Fixed-Income Fund	0.25%
Forward Managed Futures Strategy Fund	1.00%
Forward Multi-Strategy Fund	0.10%
Forward Real Estate Fund	0.85% up to and including $100 million 0.80% over $100 million up to and including $500 million 0.70% over $500 million
Forward Real Estate Long/Short Fund	1.00%
Forward Select EM Dividend Fund	1.10%
Forward Select Income Fund	1.00%
Forward Select Opportunity Fund	1.00%
Forward Small Cap Equity Fund	0.85%
Forward Tactical Enhanced Fund	1.15%
Forward Tactical Growth Fund	1.15% up to and including $1 billion 1.05% over $1 billion
Forward Total MarketPlus Fund	0.50%
Forward U.S. Government Money Fund	0.08%

From time to time, the Investment Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of reducing a Fund’s expense ratio and increasing returns to shareholders at the time such amounts are waived or assumed, as the case may be. Each class of shares of the Funds pays its respective pro rata portion of the advisory fees payable by the Funds.

The Allocation Funds bear their pro rata portion of the fees and expenses of the underlying Funds in which the Allocation Funds invest, including the investment advisory fees described below. The Trust has obtained an exemptive order from the SEC that allows the Allocation Funds to enter into an agreement with the underlying Funds in which they invest under which such underlying Funds will bear certain of the Allocation Funds’ expenses (other than the Allocation Funds’ direct management fees, distribution and service fees and administrative services fees) to the extent that such underlying Funds derive financial and other benefits as a result of investments from the Allocation Funds.

Under the terms of the investment advisory contract between the Trust and the Investment Advisor (the “Investment Management Agreement”), the Investment Advisor provides a program of continuous investment management for the Funds with regard to the Funds’ investment of their assets in accordance with the Funds’ investment objectives, policies and limitations. In providing investment management services to each Fund, the Investment Advisor will: (a) make investment decisions for the Funds, including, but not limited to, the selection and management of investment sub-advisors for the Funds, in which case any of the duties of the Investment Advisor under the Investment Management Agreement may be delegated to such investment sub-advisors subject to approval by the Board of Trustees; (b) if investment sub-advisors are appointed with respect to the Funds, monitor and evaluate the performance of the investment sub-advisors under their respective sub-advisory agreements in light of the investment objectives and policies of the respective Fund, and render to the Trustees such periodic and special reports related to such performance monitoring as the Trustees may reasonably request, and analyze and recommend changes in investment sub-advisors as the Investment Advisor may deem appropriate; (c) place orders to purchase and sell investments in the Funds; (d) furnish to the Funds the services of its employees and agents in the management and conduct of the corporate business and affairs of the Funds; (e) if requested, and subject to certain reimbursement provisions of the Investment Management Agreement with respect to the Chief Compliance Officer of the Trust, provide the services of its officers as officers or administrative executives of the Funds of the Trust who are “interested persons” of the Trust or its affiliates, as that term is defined in the 1940 Act, subject in each case to their individual consent to serve and to applicable legal limitations; and (f) provide office space, secretarial and clerical services and wire and telephone services (not including toll charges, which will be reimbursed by the Funds), and monitor and review Fund contracted services and expenditures pursuant to the distribution and service plans of the Funds. Under the Investment Management Agreement, the Investment Advisor is also authorized to enter into brokerage transactions, including with brokers affiliated with the Investment Advisor, with respect to each Fund’s portfolio securities, always subject to the Investment Advisor’s obligation to seek best execution. The Investment Management Agreement authorizes each Fund to use soft dollars to obtain research reports and services and to use directed brokerage on behalf of the Fund, however the Investment Advisor reviews such transactions on a quarterly basis. The Investment Advisor may also aggregate sales and purchase orders of securities held in a Fund with similar orders being made simultaneously for other accounts managed by the Investment Advisor or with accounts of the Investment Advisor’s affiliates, if in the Investment Advisor’s reasonable judgment such aggregation shall result in an overall economic benefit to the respective Fund.

The Investment Advisor compensates the Sub-Advisors for the Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward International Small Companies Fund (non-cash portion), and Forward Tactical Growth Fund out of the Investment Advisor’s revenues. The Sub-Advisors for the Forward High Yield Bond Fund and Forward Investment Grade Fixed-Income Fund are compensated directly by the Trust on behalf of the applicable Fund. Forward Management retains the entire fee for, and does not pay a sub-advisory fee with respect to, each of the Forward Management Directly Advised Funds. All fees paid to the Investment Advisor or Sub-Advisor, as applicable, by the Funds are computed and accrued daily and paid monthly based on the net asset value of shares of the respective Funds.

The Forward Select Opportunity Fund, through a separate wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Select Opportunity Subsidiary”), seeks exposure to restricted securities. The Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund, each through a separate wholly-owned subsidiary organized under the laws of the Cayman Islands (together with the Select Opportunity Subsidiary, each, a “Subsidiary”), seek exposure to certain commodity-linked instruments. Each Subsidiary has entered into a separate advisory agreement with the Investment Advisor for the management of the Subsidiary’s portfolio (each a “Subsidiary Advisory Agreement”) pursuant to which the Subsidiary will pay the Investment Advisor a management fee at the same rate that the Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund pays the Investment Advisor for services provided to the Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund, respectively. The Investment Advisor has agreed to waive the management fee it receives from the Forward Commodity Long/Short Strategy Fund, the Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund in an amount equal to the management fee paid to the Investment Advisor by the respective Subsidiary. This waiver arrangement may not be terminated by the Investment Advisor as long as the respective Subsidiary Advisory Agreement is in place. The Board, shareholders of the Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund and the Investment Advisor may terminate the respective Investment Management Agreement upon sixty (60) days’ notice. Each Subsidiary Advisory Agreement may be terminated by the Investment Advisor and the respective Subsidiary upon sixty (60) days’ notice.

With respect to each Fund that had commenced operations as of December 31, 2013, the following table describes the advisory fees paid to Forward Management and each Fund’s Sub-Advisor, as applicable, and the fee(s) waived by Forward Management for the last three fiscal years ended December 31.

	Gross Advisory Fees paid by Fund	Fees Waived by Forward Management	Net Advisory Fees Paid
Fiscal Year Ended December 31, 2013
Forward Balanced Allocation Fund	$36,248	$(36,248)	$0
Forward Commodity Long/Short Strategy Fund	$1,203,499	$0	$1,203,499
Forward Credit Analysis Long/Short Fund(1)	$8,824,887	$(720,651)	$8,104,236
Forward Dynamic Income Fund(2)	$9,649	$(42,550)	$(32,901)
Forward EM Corporate Debt Fund	$2,050,360	$(37,188)	$2,013,172
Forward Emerging Markets Fund(3)	$146,257	$(95,220)	$51,037
Forward Endurance Long/Short Fund	$79,181	$(45,100)	$34,081
Forward Frontier Strategy Fund	$740,285	$(165,787)	$574,498
Forward Global Dividend Fund	$179,054	$(107,180)	$71,874
Forward Global Infrastructure Fund	$1,343,894	$0	$1,343,894
Forward Growth & Income Allocation Fund	$41,976	$(41,976)	$0
Forward Growth Allocation Fund	$41,645	$(41,645)	$0
Forward High Yield Bond Fund	$756,056	$0	$756,056
Forward Income & Growth Allocation Fund	$25,739	$(25,739)	$0
Forward Income Builder Fund	$20,117	$(15,126)	$4,991
Forward International Dividend Fund	$1,946,379	$(281,007)	$1,665,372
Forward International Real Estate Fund	$1,675,002	$0	$1,675,002
Forward International Small Companies Fund	$1,864,093	$0	$1,864,093
Forward Investment Grade Fixed-Income Fund	$172,656	$0	$172,656
Forward Managed Futures Strategy Fund(4)	$108,685	$(59,037)	$49,648
Forward Multi-Strategy Fund	$16,165	$(16,165)	$0
Forward Real Estate Fund	$450,016	$0	$450,016
Forward Real Estate Long/Short Fund	$783,095	$0	$783,095
Forward Select EM Dividend Fund	$527,202	$(105,119)	$422,083
Forward Select Income Fund	$17,523,905	$0	$17,523,905
Forward Select Opportunity Fund(5)	$61,949	$(60,857)	$1,092

	Gross Advisory Fees paid by Fund	Fees Waived by Forward Management	Net Advisory Fees Paid
Forward Small Cap Equity Fund	$298,640	$(103,304)	$195,336
Forward Tactical Enhanced Fund(6)	$1,077,555	$0	$1,077,555
Forward Tactical Growth Fund	$10,457,821	$0	$10,457,821
Forward Total MarketPlus Fund	$195,812	$(63,537)	$132,275
Forward U.S. Government Money Fund	$70,455	$(48,195)	$22,260

Fiscal Year Ended December 31, 2012
Forward Balanced Allocation Fund	$53,525	$(53,525)	$0
Forward Commodity Long/Short Strategy Fund	$1,586,337	$0	$1,586,337
Forward Credit Analysis Long/Short Fund(1)	$6,404,527	$(396,598)	$6,007,929
Forward EM Corporate Debt Fund	$703,398	$(17,580)	$685,818
Forward Emerging Markets Fund(3)	$385,663	$(280,317)	$105,346
Forward Endurance Long/Short Fund	$54,550	$(38,676)	$15,874
Forward Frontier Strategy Fund	$612,355	$(11,138)	$601,217
Forward Global Dividend Fund	$130,623	$(84,287)	$46,336
Forward Global Infrastructure Fund	$1,126,660	$0	$1,126,660
Forward Growth & Income Allocation Fund	$60,701	$(60,701)	$0
Forward Growth Allocation Fund	$58,359	$(58,359)	$0
Forward High Yield Bond Fund	$656,222	$0	$656,222
Forward Income & Growth Allocation Fund	$65,148	$(65,148)	$0
Forward Income Builder Fund	$18,622	$(18,622)	$0
Forward International Dividend Fund	$532,514	$(200,960)	$331,554
Forward International Real Estate Fund	$785,340	$(40,614)	$744,726
Forward International Small Companies Fund	$2,397,572	$0	$2,397,572
Forward Investment Grade Fixed-Income Fund	$378,916	$0	$378,916
Forward Managed Futures Strategy Fund(4)	$96,597	$(66,629)	$29,968
Forward Multi-Strategy Fund	$22,638	$(22,638)	$0
Forward Real Estate Fund	$308,298	$0	$308,298
Forward Real Estate Long/Short Fund	$736,631	$0	$736,631
Forward Select EM Dividend Fund	$164,813	$(100,435)	$64,378
Forward Select Income Fund	$16,054,645	$0	$16,054,645
Forward Small Cap Equity Fund	$356,513	$(126,492)	$230,021
Forward Tactical Enhanced Fund(6)	$548,309	$(72,439)	$475,870
Forward Tactical Growth Fund	$11,016,191	$0	$11,016,191
Forward Total MarketPlus Fund	$454,040	$(229)	$453,811
Forward U.S. Government Money Fund	$161,705	$(25,142)	$136,563

Fiscal Year Ended December 31, 2011
Forward Balanced Allocation Fund	$101,906	$(101,906)	$0
Forward Commodity Long/Short Strategy Fund	$584,504	$(13,632)	$570,872
Forward Credit Analysis Long/Short Fund(1)	$2,986,294	$(305,687)	$2,680,607
Forward EM Corporate Debt Fund	$147,802	$(106,014)	$41,788
Forward Emerging Markets Fund(3)	$1,423,350	$(417,995)	$1,005,355
Forward Frontier Strategy Fund	$818,479	$0	$818,479
Forward Global Dividend Fund	$144,211	$(70,415)	$73,796
Forward Global Infrastructure Fund	$944,993	$(1,442)	$943,551
Forward Growth & Income Allocation Fund	$92,504	$(92,504)	$0
Forward Growth Allocation Fund	$87,902	$(87,902)	$0
Forward High Yield Bond Fund	$773,498	$0	$773,498
Forward Income & Growth Allocation Fund	$65,669	$(65,669)	$0
Forward Income Builder Fund	$21,348	$(21,348)	$0
Forward International Dividend Fund	$64,157	$(99,077)	$(34,920)
Forward International Real Estate Fund	$412,490	$(141,487)	$271,003
Forward International Small Companies Fund	$4,842,247	$0	$4,842,247
Forward Investment Grade Fixed-Income Fund	$472,126	$0	$472,126
Forward Multi-Strategy Fund	$39,752	$(39,752)	$0
Forward Real Estate Fund	$314,813	$(12,607)	$302,206

	Gross Advisory Fees paid by Fund	Fees Waived by Forward Management	Net Advisory Fees Paid
Forward Real Estate Long/Short Fund	$755,593	$0	$755,593
Forward Select EM Dividend Fund(7)	$76,853	$(60,071)	$16,782
Forward Select Income Fund	$12,854,738	$0	$12,854,738
Forward Small Cap Equity Fund	$1,182,030	$(356,655)	$825,375
Forward Tactical Enhanced Fund(6)	$314,392	$(41,383)	$273,009
Forward Tactical Growth Fund	$10,726,681	$0	$10,726,681
Forward Total MarketPlus Fund	$876,858	$0	$876,858
Forward U.S. Government Money Fund	$380,337	$(176,988)	$203,349

(1)

Effective November 13, 2013, PIMCO became sub-advisor to the Forward Credit Analysis Long/Short Fund. The gross and net advisory fees in the table for any period prior to November 13, 2013 reflect the gross and net advisory fees paid by the Forward Credit Analysis Long/Short Fund to Forward Management and the prior sub-advisor under the previous investment advisory arrangement.

(2)	Since the Forward Dynamic Income Fund’s inception on July 31, 2013.
(3)	Effective September 1, 2012, Forward Management assumed all responsibilities with respect to directing the investments of the Forward Emerging Markets Fund.
(4)	Since the Forward Managed Futures Strategy Fund’s inception on January 30, 2012.
(5)	Since the Forward Select Opportunity Fund’s inception on July 31, 2013.
(6)	Effective November 1, 2012, Forward Management assumed all responsibilities with respect to directing the investments of the Forward Tactical Enhanced Fund.
(7)	Since the Forward Select EM Dividend Fund’s inception on May 1, 2011.

For the services provided pursuant to the Sub-Advisory Agreements with Forward Management, the Sub-Advisors for the Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward International Small Companies Fund (non-cash portion), and Forward Tactical Growth Fund are paid an annual fee from Forward Management; and the Sub-Advisors for the Forward High Yield Bond Fund and Forward Investment Grade Fixed-Income Fund are paid an annual fee from the Trust on behalf of the applicable Fund. The following table sets forth the annual rates paid to the Sub-Advisors pursuant to the Sub-Advisory Agreements (based on the average daily net assets of the respective Fund).

Fund	Sub-Advisory Fee
Forward Credit Analysis Long/Short Fund	0.50%
Forward EM Corporate Debt Fund	0.35%
Forward High Yield Bond Fund	0.25%
Forward International Small Companies Fund	0.60% up to and including $250 million 0.575% over $250 million up to and including $500 million 0.55% over $500 million up to and including $1 billion 0.525% over $1 billion
Forward Investment Grade Fixed-Income Fund	0.25%
Forward Tactical Growth Fund	0.60% up to and including $1 billion 0.55% over $1 billion

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Management Agreement and investment sub-advisory contracts for the Funds is available, or will be available, in Forward Funds’ annual reports for the most recent fiscal year ended December 31, 2013.

As described in the prospectuses, the Investment Advisor has agreed to limit the total expenses of certain of the Funds through the dates indicated to the annual rates stated below. Pursuant to these agreements, each Fund will reimburse the Investment Advisor for any fee waivers or expense reimbursements made by the Investment Advisor, provided that any such reimbursements made by the Fund to the Investment Advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. There is no assurance that these expense limitations will be continued beyond the dates indicated.

Fund	Class	End Date	Expense Limit
Forward Core Strategy Long/Short Fund	Class C	April 30, 2015	2.36%
Forward Core Strategy Long/Short Fund	Advisor Class	April 30, 2015	1.41%
Forward Core Strategy Long/Short Fund	Investor Class	April 30, 2015	1.76%
Forward Core Strategy Long/Short Fund	Institutional Class	April 30, 2015	1.41%

Fund	Class	End Date	Expense Limit
Forward Credit Analysis Long/Short Fund	Class A	April 30, 2015	1.94%
Forward Credit Analysis Long/Short Fund	Class C	April 30, 2015	2.39%
Forward Credit Analysis Long/Short Fund	Advisor Class	April 30, 2015	1.49%
Forward Credit Analysis Long/Short Fund	Investor Class	April 30, 2015	1.79%
Forward Credit Analysis Long/Short Fund	Institutional Class	April 30, 2015	1.44%
Forward Dynamic Income Fund	Class A	April 30, 2015	1.79%
Forward Dynamic Income Fund	Class C	April 30, 2015	2.24%
Forward Dynamic Income Fund	Advisor Class	April 30, 2015	1.34%
Forward Dynamic Income Fund	Investor Class	April 30, 2015	1.64%
Forward Dynamic Income Fund	Institutional Class	April 30, 2015	1.29%
Forward Emerging Markets Fund	Class C	April 30, 2015	2.34%
Forward Emerging Markets Fund	Advisor Class	April 30, 2015	1.44%
Forward Emerging Markets Fund	Investor Class	April 30, 2015	1.74%
Forward Emerging Markets Fund	Institutional Class	April 30, 2015	1.39%
Forward Endurance Long/Short Fund	Class C	April 30, 2015	2.94%
Forward Endurance Long/Short Fund	Advisor Class	April 30, 2015	2.04%
Forward Endurance Long/Short Fund	Investor Class	April 30, 2015	2.34%
Forward Endurance Long/Short Fund	Institutional Class	April 30, 2015	1.99%
Forward Floating NAV Short Duration Fund	Class C	April 30, 2015	1.44%
Forward Floating NAV Short Duration Fund	Advisor Class	April 30, 2015	0.49%
Forward Floating NAV Short Duration Fund	Class Z	April 30, 2015	0.44%
Forward Floating NAV Short Duration Fund	Investor Class	April 30, 2015	0.84%
Forward Floating NAV Short Duration Fund	Institutional Class	April 30, 2015	0.49%
Forward Frontier Strategy Fund	Advisor Class	April 30, 2015	0.99%
Forward Frontier Strategy Fund	Class Z	April 30, 2015	0.89%
Forward Frontier Strategy Fund	Investor Class	April 30, 2015	1.29%
Forward Frontier Strategy Fund	Institutional Class	April 30, 2015	0.99%
Forward Global Dividend Fund	Class A	April 30, 2015	1.49%
Forward Global Dividend Fund	Class C	April 30, 2015	1.94%
Forward Global Dividend Fund	Investor Class	April 30, 2015	1.34%
Forward Global Dividend Fund	Institutional Class	April 30, 2015	0.99%
Forward Income Builder Fund	Class A	April 30, 2015	0.74%
Forward Income Builder Fund	Class C	April 30, 2015	1.49%
Forward Income Builder Fund	Investor Class	April 30, 2015	0.99%
Forward Income Builder Fund	Institutional Class	April 30, 2015	0.49%
Forward International Dividend Fund	Class A	April 30, 2015	1.49%
Forward International Dividend Fund	Class C	April 30, 2015	1.94%
Forward International Dividend Fund	Advisor Class	April 30, 2015	1.04%
Forward International Dividend Fund	Investor Class	April 30, 2015	1.34%
Forward International Dividend Fund	Institutional Class	April 30, 2015	0.99%
Forward International Small Companies Fund	Class C	April 30, 2015	2.24%
Forward International Small Companies Fund	Advisor Class	April 30, 2015	1.34%
Forward International Small Companies Fund	Investor Class	April 30, 2015	1.64%
Forward International Small Companies Fund	Institutional Class	April 30, 2015	1.29%
Forward Managed Futures Strategy Fund	Class C	April 30, 2015	2.30%
Forward Managed Futures Strategy Fund	Advisor Class	April 30, 2015	1.40%
Forward Managed Futures Strategy Fund	Class Z	April 30, 2015	1.30%
Forward Managed Futures Strategy Fund	Investor Class	April 30, 2015	1.70%
Forward Managed Futures Strategy Fund	Institutional Class	April 30, 2015	1.35%
Forward Multi-Strategy Fund	Class A	April 30, 2015	0.84%
Forward Multi-Strategy Fund	Class C	April 30, 2015	1.49%
Forward Multi-Strategy Fund	Investor Class	April 30, 2015	0.99%
Forward Multi-Strategy Fund	Institutional Class	April 30, 2015	0.49%
Forward Select EM Dividend Fund	Class A	April 30, 2015	1.89%
Forward Select EM Dividend Fund	Class C	April 30, 2015	2.34%
Forward Select EM Dividend Fund	Advisor Class	April 30, 2015	1.44%
Forward Select EM Dividend Fund	Investor Class	April 30, 2015	1.74%

Fund	Class	End Date	Expense Limit
Forward Select EM Dividend Fund	Institutional Class	April 30, 2015	1.39%
Forward Select Opportunity Fund	Class A	April 30, 2015	1.73%
Forward Select Opportunity Fund	Class C	April 30, 2015	2.18%
Forward Select Opportunity Fund	Advisor Class	April 30, 2015	1.28%
Forward Select Opportunity Fund	Investor Class	April 30, 2015	1.58%
Forward Select Opportunity Fund	Institutional Class	April 30, 2015	1.23%
Forward Small Cap Equity Fund	Class C	April 30, 2015	2.09%
Forward Small Cap Equity Fund	Advisor Class	April 30, 2015	1.19%
Forward Small Cap Equity Fund	Investor Class	April 30, 2015	1.49%
Forward Small Cap Equity Fund	Institutional Class	April 30, 2015	1.14%
Forward Total MarketPlus Fund	Class Z	April 30, 2015	0.75%
Forward Total MarketPlus Fund	Investor Class	April 30, 2015	1.25%
Forward Total MarketPlus Fund	Institutional Class	April 30, 2015	0.85%

With respect to the Forward EM Corporate Debt Fund, the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the prospectus. With respect to the Forward International Small Companies Fund (non-cash portion), the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the prospectus, provided that the net minimum sub-advisory fee payable to the Sub-Advisor will be 0.30%.

Portfolio Managers

Broadmark Asset Management, LLC:

Forward Tactical Growth Fund

Christopher J. Guptill is responsible for the day-to-day management of the Forward Tactical Growth Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Guptill managed as of December 31, 2013:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	3	$995.5	0	$0.0
Other Pooled Investment Vehicles	3	$70.6	2	$48.2
Other Accounts	9	$755.5	1	$1.9

Potential conflicts of interest may arise because Broadmark engages in portfolio management activities for other clients. Broadmark has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. Guptill receives a fixed annual salary and discretionary bonus compensation based upon the profitability of Broadmark in which he has significant ownership.

First Western Capital Management Company:

Forward High Yield Bond Fund

Steven S. Michaels is responsible for the day-to-day management of the Forward High Yield Bond Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Michaels managed as of December 31, 2013:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	2	$214.0	0	$0.0
Other Pooled Investment Vehicles	4	$159.0	2	$32.0
Other Accounts	33	$158.0	1	$5.3

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies of the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Generally, client portfolios with similar strategies are managed by portfolio managers using the same objectives, approach, and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

The Sub-Advisor may receive more compensation with respect to certain similar accounts than with respect to the Fund or may receive compensation based in part on the performance of certain similar funds. This may create the potential conflict of interest for the Sub-Advisor or its portfolio managers by providing an incentive to favor these similar accounts when, for example, placing securities transactions. In addition, the Sub-Advisor could be viewed as having a conflict of interest to the extent that the Sub-Advisor or an affiliate has proprietary investment in similar accounts or the portfolio managers have personal investments in similar accounts. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Sub-Advisor may be have an incentive to allocate securities that are expect to increase in value to favored funds.

The Sub-Advisor has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time.

First Western provides its portfolio managers with competitive compensation, which may vary from year to year based on a number of factors that include profitability of the firm. The principal components of compensation include a base salary, a discretionary bonus, competitive career path, and possibly stock options.

Generally portfolio managers receive base compensation which is determined on a variety of components including: their seniority and/or their position with the firm, amount of assets supervised and other management roles and responsibilities within the firm, investment performance of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s team work and contribution to the overall performance of these portfolios. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of their total compensation, and may include stock options. Discretionary compensation can include a discretionary cash bonus. First Western also provides for a competitive career path and may provide additional compensation for new assets brought to the firm. Compensation is not based on performance of the Fund or the other accounts.

Pictet Asset Management Limited:

Forward International Small Companies Fund (Non-Cash Portion)

PAM Ltd constructs the portfolio of the Forward International Small Companies Fund using a team approach. Bill Barker, Head and Senior Investment Manager, Small Cap Equities Team, Justin Hill, Senior Investment Manager, and Oliver Knobloch, Senior Investment Manager are the four portfolio managers with the most significant responsibility for the day-to-day management of the Forward International Small Companies Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the team managed as of December 31, 2013:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	0	$0.0	0	$0.0
Other Pooled Investment Vehicles	5	$890.0	0	$0.0
Other Accounts	4	$626.0	1	$130.0

Potential conflicts of interests or duties may arise because PAM Ltd engages in regulated activities for other clients. PAM Ltd may act as agent for the Fund in relation to transactions in which it is also acting as agent for the account of other customers and/or employees.

If any conflict or potential conflict arises, PAM Ltd seeks to ensure that all transactions are effected on terms that are not materially less favorable to the Fund than if the conflict or potential conflict had not existed, and PAM Ltd uses its best efforts to obtain fair treatment of the Fund. In addition, PAM Ltd’s employees are required to adhere to the PAM’s code of practice concerning personal dealings.

For the investment staff and senior management team, base pay (which is determined by the rank and tenure of the employee) comprises 50-60% of the total compensation package – the remaining percentage is structured to reflect individual performance and the long-term value of the individual to the group. To increase the objectivity of the assessment, PAM uses Balanced Scorecards, which incorporate a range of quantitative and qualitative objectives, each of which is linked to the overall objectives of PAM’s business plan and weighted according to its relative significance, to enable a direct link to be made between the calculation of the discretionary element of the package to over or under performance in certain key areas, including investment performance, clients, financials, process and innovation and people and skills. For the Forward International Small Companies Fund, the investment performance component of the Balanced Scorecards is based on pre-tax performance relative to peer group performance (where available) and relative to the MSCI All Country World Index ex-USA; MSCI Emerging Markets Index; and MSCI EAFE Small Companies Index, respectively. The performance period measured is 50% of the current year being measured and 50% of the rolling 3 years, annualized.

Pacific Investment Management Company LLC:

Forward Credit Analysis Long/Short Fund and Forward Investment Grade Fixed-Income Fund

PIMCO’s fixed income portfolio group works on a team or consensus basis, so all accounts with similar objectives will have similar structures. The group’s structure can best be described as a hub and spoke system, with seven senior generalist portfolio managers being the hub, receiving input from many specialists. The sector specialists relay information, provide strategic ideas and trading strategies and assist with execution. One generalist is assigned to each of PIMCO’s accounts.

Joseph Deane, Executive Vice President and head of municipal bond portfolio management for PIMCO, is the portfolio manager responsible for the day-to-day management of the Forward Credit Analysis Long/Short Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Deane managed as of December 31, 2013:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	20	$4,282.2	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	11	$1,161.9	0	$0.0

Mohit Mittal is the portfolio manager responsible for the day-to-day management of the Forward Investment Grade Fixed-Income Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Mittal managed as of December 31, 2013:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	0	$0.0	0	$0.0
Other Pooled Investment Vehicles	1	$392.6	0	$0.0
Other Accounts	45	$13,336.3	3	$772.5

PIMCO anticipates that the needs of the Fund for services may create certain issues, including the following; although this would not necessarily be different for PIMCO’s other accounts.

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as a Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting a Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Fund’s investment opportunities.

Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Fund. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between a Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Fund.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary and discretionary performance bonuses, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

The Total Compensation Plan consists of three components:

•

Base Salary – Base salary is determined based on core job responsibilities, positions/levels, and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or a significant change in the market. Base salary is paid in regular installments throughout the year and payment dates are in line with local practice.

•

Performance Bonus – Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group or department success. Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process. Award amounts are determined at the discretion of the Compensation Committee (and/or certain senior portfolio managers, as appropriate) and will also consider firm performance.

•

Equity or Long Term Incentive Compensation – Equity allows key professionals to participate in the long-term growth of the firm. This program provides mid to senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the firm’s long-term results. These options vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and option awards. PIMCO incorporates a progressive allocation of option awards as a percentage of total compensation which is in line with market practices.

In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon PIMCO’s performance over a three-year period. The aggregate amount available for distribution to participants is based upon PIMCO’s profit growth.

Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Portfolios) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Portfolio or any other account managed by that portfolio manager.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

SW Asset Management, LLC:

Forward EM Corporate Debt Fund

The Forward EM Corporate Debt Fund is team managed. David C. Hinman and Raymond T. Zucaro are jointly responsible for the day-to-day management of the Forward EM Corporate Debt Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Hinman and Zucaro managed as of December 31, 2013:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	3	$346.2	0	$0.0
Other Pooled Investment Vehicles	1	$16.8	1	$16.8
Other Accounts	1	$21.0	0	$0.0

SW is cognizant of the potential conflicts of interest inherent in managing multiple accounts with differing fee structures, as well as the conflicts inherent in managing accounts that include investments by SW’s affiliates, employees and agents. For instance, a conflict of interest may arise as different client accounts, including the Fund, may be subject to different performance fee structures. If SW, or its affiliates, is entitled to receive a higher percentage of the net profits of the account of one client than the percentage that SW, or its affiliate, receives from another client, then SW may have an incentive to favor, or to allocate certain riskier or more speculative investments to, the client that is subject to the higher percentage. An investment opportunity may be suitable for not only the Fund but also other accounts managed by SW yet the investment may not be available in sufficient quantity for all accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and the other accounts. To the extent that accounts are invested on a parallel basis, SW will, as a policy, allocate all investment opportunities among its clients in a manner that it considers fair and equitable to all clients, considering all factors potentially applicable to each client. Among the factors that may be considered by SW in allocating trades among client accounts are: investment policies, guidelines or restrictions; tax considerations; cash availability; liquidity requirements for payment of redemptions or other purposes; risk tolerances; restrictions under ERISA or other applicable laws or regulations; available credit lines; counterparty arrangements; account size; benchmark sector weightings; industry and security weightings; and hedging objectives and activity. It is the policy of SW that investment decisions are to be made (a) in the best interest of its client(s), (b) without regard to its interests or the interests of its affiliates, employees or agents, (c) consistent with the investment objectives and restrictions of its accounts, and (d) without favoring any account over another account.

Messrs. Hinman and Zucaro receive a competitive annual base salary. Presently, all of SW’s portfolio managers are equity partners of the firm. Thus, a large percentage of portfolio manager compensation will be based on the profitability of the firm. Firm profitability will be greatly dictated by assets under management as well as performance. The SW partners clearly understand that only by meeting the needs of their clients over the long term will they be able to grow and maintain their asset base.

Forward Management, LLC:

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Funds. For example, the nature and amount of compensation paid to Forward Management may be different in that certain accounts are subject to asset-based fees and other accounts are subject to performance-based fees. Forward Management and its personnel may also have differing investment or pecuniary interests in different accounts managed by Forward Management, and the personnel may have differing compensatory interests with respect to different accounts. Forward Management faces a potential conflict of interest when (i) the actions taken on behalf of one account may impact other similar or different accounts (e.g., where accounts have the same or similar investment strategies or otherwise compete for investment opportunities, have potentially conflicting investment strategies or investments, or have differing ability to engage in short sales and economically similar transactions) and/or (ii) Forward Management and its personnel have differential interests in such accounts (e.g., where Forward Management or its related persons are exposed to different potential for gain or loss through differential ownership interests or compensation structures) because Forward Management may have an incentive to favor certain accounts over others that may be less lucrative. Such conflicts may present particular concern when, for example, Forward Management places, or allocates the results of, securities transactions that Forward Management believes could more likely result in favorable performance, engages in cross trades, or executes potentially conflicting or competing investments. To mitigate these conflicts, Forward Management’s policies and procedures seek to ensure that investment decisions are made in accordance with the fiduciary duties owed to such accounts and without consideration of Forward Management’s (or such personnel’s) pecuniary, investment, or other financial interests, and to ensure fair and equitable allocation of investment opportunities among its clients over time.

Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, and Forward Select Opportunity Fund

The Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, and Forward Select Opportunity Fund are team managed by Joel Beam, Ian Goltra, Michael McGowan, Aaron Visse, CFA and Jim O’Donnell, CFA, Chief Investment Officer.

The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Beam, Goltra, McGowan, Visse, and O’Donnell managed as of December 31, 2013:

Joel Beam

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	6	$1,841.1	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Ian Goltra

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	6	$1,841.1	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Michael McGowan

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	6	$1,841.1	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Aaron Visse

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	6	$1,841.1	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	25	$2,876.5	0	$0.0
Other Pooled Investment Vehicles	1	$8.8	1	$8.8
Other Accounts	7	$0.2	0	$0.0

The compensation of Messrs. Beam, Goltra, McGowan, and Visse consists of a fixed salary, bonus, and an equity-like participation in the value appreciation of Forward Management and in its profit distribution. The bonus payment is awarded based on revenue and portfolio performance relative to the applicable benchmarks for each product managed across 1-, 3- and 5-year periods.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of a Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

Forward Dynamic Income Fund

The Forward Dynamic Income Fund is managed by David McGanney, Head Trader, Jim Welsh, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. McGanney has primary responsibility for the day-to-day management of the dividend-capture strategy of the Fund, and Mr. Welsh has primary responsibility for the day-to-day management of the tactical allocation strategy of the Fund. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. McGanney, Welsh and O’Donnell managed as of December 31, 2013:

David McGanney

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$3.2	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Jim Welsh

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	2	$122.2	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	6	$0.2	0	$0.0

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	25	$2,876.5	0	$0.0
Other Pooled Investment Vehicles	1	$8.8	1	$8.8
Other Accounts	7	$0.2	0	$0.0

Mr. McGanney’s compensation consists of a fixed salary, bonus, and an equity-like participation in the value appreciation of Forward Management and in its profit distribution. A portion of the bonus payment may be awarded based on revenue and portfolio performance relative to the Fund’s benchmark across multiple time periods.

Mr. Welsh’s compensation consists of a fixed salary. Mr. Welsh may also receive payment from Forward Management under an Intellectual Property Assignment Agreement based on revenues that Forward Management receives from the Funds.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

Forward Global Dividend Fund, Forward International Dividend Fund, and Forward Select EM Dividend Fund

The Forward Global Dividend Fund, Forward International Dividend Fund, and Forward Select EM Dividend Fund are team managed by David L. Ruff, CFA, Randall T. Coleman, CFA, Bruce R. Brewington, Eric Sagmeister, and Jim O’Donnell, CFA, Chief Investment Officer. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Ruff, Coleman, Brewington, Sagmeister, and O’Donnell managed as of December 31, 2013:

David L. Ruff

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	5	$363.2	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	415	$260.8	0	$0.0

Randall Coleman

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	5	$363.2	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	415	$260.8	0	$0.0

Bruce Brewington

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	5	$363.2	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	415	$260.8	0	$0.0

Eric Sagmeister

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	5	$363.2	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	415	$260.8	0	$0.0

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	25	$2,876.5	0	$0.0
Other Pooled Investment Vehicles	1	$8.8	1	$8.8
Other Accounts	7	$0.2	0	$0.0

The compensation of Messrs. Ruff, Coleman, Brewington, and Sagmeister consists of a fixed salary, bonus, and an equity-like participation in the value appreciation of Forward Management and in its profit distribution. The bonus payment is awarded based on revenue and portfolio performance relative to the applicable benchmarks for each product managed across 1-, 3- and 5-year periods.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of a Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

Forward Frontier Strategy Fund and Forward International Small Companies Fund (Cash Portion)

The Forward Frontier Strategy Fund and Forward International Small Companies Fund (cash portion) are team managed by Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Rowader, Broughton, Janec, and O’Donnell managed as of December 31, 2013:

Nathan J. Rowader

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	12	$522.9	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Paul Broughton

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	12	$522.9	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

David Janec

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	11	$446.1	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	25	$2,876.5	0	$0.0
Other Pooled Investment Vehicles	1	$8.8	1	$8.8
Other Accounts	7	$0.2	0	$0.0

The compensation of Messrs. Rowader, Broughton, and Janec consists of a fixed salary, bonus, and an equity-like participation in the value appreciation of Forward Management and in its profit distribution. The bonus payment is awarded based on revenue and portfolio performance relative to the applicable benchmarks for each product managed across 1-, 3- and 5-year periods.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of a Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

Allocation Funds

The Allocation Funds are team managed by Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Rowader, Broughton, Janec and O’Donnell managed as of December 31, 2013:

Nathan J. Rowader

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	12	$522.9	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Paul Broughton

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	12	$522.9	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

David Janec

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	11	$446.1	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	25	$2,876.5	0	$0.0
Other Pooled Investment Vehicles	1	$8.8	1	$8.8
Other Accounts	7	$0.2	0	$0.0

The compensation of Messrs. Rowader, Broughton, and Janec consists of a fixed salary, bonus, and an equity-like participation in the value appreciation of Forward Management and in its profit distribution. The bonus payment is awarded based on revenue and portfolio performance relative to the applicable benchmarks for each product managed across 1-, 3- and 5-year periods.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of a Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

Forward U.S. Government Money Fund

The Forward U.S. Government Money Fund is team managed by Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Rowader, Broughton, and O’Donnell managed as of December 31, 2013:

Nathan J. Rowader

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	12	$522.9	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Paul Broughton

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	12	$522.9	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	25	$2,876.5	0	$0.0
Other Pooled Investment Vehicles	1	$8.8	1	$8.8
Other Accounts	7	$0.2	0	$0.0

The compensation of Messrs. Rowader and Broughton consists of a fixed salary, bonus, and an equity-like participation in the value appreciation of Forward Management and in its profit distribution. The bonus payment is awarded based on revenue and portfolio performance relative to the applicable benchmarks for each product managed across 1-, 3- and 5-year periods.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of a Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Total MarketPlus Fund

The Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Total MarketPlus Fund are team managed by Nathan J. Rowader, Director of Investments, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Rowader, Broughton, Janec, and O’Donnell managed as of December 31, 2013:

Nathan J. Rowader

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	12	$522.9	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Paul Broughton

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	12	$522.9	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

David Janec

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	11	$446.1	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	25	$2,876.5	0	$0.0
Other Pooled Investment Vehicles	1	$8.8	1	$8.8
Other Accounts	7	$0.2	0	$0.0

The compensation of Messrs. Rowader, Broughton, and Janec consists of a fixed salary, bonus, and an equity-like participation in the value appreciation of Forward Management and in its profit distribution. The bonus payment is awarded based on revenue and portfolio performance relative to the applicable benchmarks for each product managed across 1-, 3- and 5-year periods.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of a Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

Forward Endurance Long/Short Fund and Forward Small Cap Equity Fund

The Forward Endurance Long/Short Fund and Forward Small Cap Equity Fund are team managed by Jim O’Donnell, CFA, Chief Investment Officer, and David Readerman, CFA. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. O’Donnell and Readerman managed as of December 31, 2013:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	25	$2,876.5	0	$0.0
Other Pooled Investment Vehicles	1	$8.8	1	$8.8
Other Accounts	7	$0.2	0	$0.0

David Readerman

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	2	$42.6	0	$0.0
Other Pooled Investment Vehicles	1	$8.8	1	$8.8
Other Accounts	0	$0.0	0	$0.0

The compensation of Mr. Readerman consists of a fixed salary, bonus, and an equity-like participation in the value appreciation of Forward Management and in its profit distribution. The bonus payment is awarded based on revenue and portfolio performance relative to the applicable benchmarks for each product managed across 1-, 3- and 5-year periods.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of a Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

Forward Floating NAV Short Duration Fund

The Forward Floating NAV Short Duration Fund is team managed by David L. Ruff, CFA, Paul Broughton, CFA, and Jim O’Donnell, CFA, Chief Investment Officer. The tables below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Ruff, Broughton and O’Donnell managed as of December 31, 2013:

David L. Ruff

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	5	$363.2	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	415	$260.8	0	$0.0

Paul Broughton

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	12	$522.9	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	25	$2,876.5	0	$0.0
Other Pooled Investment Vehicles	1	$8.8	1	$8.8
Other Accounts	7	$0.2	0	$0.0

The compensation of Messrs. Ruff and Broughton consists of a fixed salary, bonus, and an equity-like participation in the value appreciation of Forward Management and in its profit distribution. The bonus payment is awarded based on revenue and portfolio performance relative to the applicable benchmarks for each product managed across 1-, 3- and 5-year periods.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of a Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

Forward Emerging Markets Fund

The Forward Emerging Markets Fund is team managed by David L. Ruff, CFA, Randall T. Coleman, CFA, Bruce R. Brewington, and Eric Sagmeister. The tables below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Ruff, Coleman, Brewington, and Sagmeister managed as of December 31, 2013:

David Ruff

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	5	$363.2	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	415	$260.8	0	$0.0

Randall Coleman

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	5	$363.2	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	415	$260.8	0	$0.0

Bruce Brewington

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	5	$363.2	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	415	$260.8	0	$0.0

Eric Sagmeister

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	5	$363.2	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	415	$260.8	0	$0.0

The compensation of Messrs. Ruff, Coleman, Brewington, and Sagmeister consists of a fixed salary, bonus, and an equity-like participation in the value appreciation of Forward Management and in its profit distribution. The bonus payment is awarded based on revenue and portfolio performance relative to the applicable benchmarks for each product managed across 1-, 3- and 5-year periods.

Forward Tactical Enhanced Fund and Forward Core Strategy Long/Short Fund

The Forward Tactical Enhanced Fund and Forward Core Strategy Long/Short Fund are team managed by Jim Welsh, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Welsh and O’Donnell managed as of December 31, 2013:

Jim Welsh

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	2	$122.2	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	6	$0.2	0	$0.0

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	25	$2,876.5	0	$0.0
Other Pooled Investment Vehicles	1	$8.8	1	$8.8
Other Accounts	7	$0.2	0	$0.0

Mr. Welsh’s compensation consists of a fixed salary. Mr. Welsh may also receive payment from Forward Management under an Intellectual Property Assignment Agreement based on revenues that Forward Management receives from the Funds.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The following table sets forth information regarding the ownership of the Funds by the portfolio managers responsible for the day-to-day management of each Fund’s portfolio.

Information as of December 31, 2013

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Nathan J. Rowader	Forward Balanced Allocation Fund	A
Paul Broughton	Forward Balanced Allocation Fund	A
David Janec	Forward Balanced Allocation Fund	A

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Jim O’Donnell	Forward Balanced Allocation Fund	B
Nathan J. Rowader	Forward Commodity Long/Short Strategy Fund	E
Paul Broughton	Forward Commodity Long/Short Strategy Fund	B
David Janec	Forward Commodity Long/Short Strategy Fund	C
Jim O’Donnell	Forward Commodity Long/Short Strategy Fund	B
Jim Welsh	Forward Core Strategy Long/Short Fund	A
Jim O’Donnell	Forward Core Strategy Long/Short Fund	A
Joseph Deane	Forward Credit Analysis Long/Short Fund	A
David McGanney	Forward Dynamic Income Fund	F
Jim Welsh	Forward Dynamic Income Fund	E
Jim O’Donnell	Forward Dynamic Income Fund	B
David C. Hinman	Forward EM Corporate Debt Fund	A
Raymond T. Zucaro	Forward EM Corporate Debt Fund	A
David Ruff	Forward Emerging Markets Fund	C
Randall Coleman	Forward Emerging Markets Fund	C
Bruce Brewington	Forward Emerging Markets Fund	C
Eric Sagmeister	Forward Emerging Markets Fund	A
David Readerman	Forward Endurance Long/Short Fund	E
Jim O’Donnell	Forward Endurance Long/Short Fund	D
David L. Ruff	Forward Floating NAV Short Duration Fund	A
Paul Broughton	Forward Floating NAV Short Duration Fund	A
Jim O’Donnell	Forward Floating NAV Short Duration Fund	A
Nathan J. Rowader	Forward Frontier Strategy Fund	D
Paul Broughton	Forward Frontier Strategy Fund	B
David Janec	Forward Frontier Strategy Fund	C
Jim O’Donnell	Forward Frontier Strategy Fund	B
David L. Ruff	Forward Global Dividend Fund	C
Randall Coleman	Forward Global Dividend Fund	D
Bruce Brewington	Forward Global Dividend Fund	C
Eric Sagmeister	Forward Global Dividend Fund	C
Jim O’Donnell	Forward Global Dividend Fund	D
Joel Beam	Forward Global Infrastructure Fund	B
Ian Goltra	Forward Global Infrastructure Fund	D
Michael McGowan	Forward Global Infrastructure Fund	C
Aaron Visse	Forward Global Infrastructure Fund	D
Jim O’Donnell	Forward Global Infrastructure Fund	B
Nathan J. Rowader	Forward Growth & Income Allocation Fund	A
Paul Broughton	Forward Growth & Income Allocation Fund	A
David Janec	Forward Growth & Income Allocation Fund	A
Jim O’Donnell	Forward Growth & Income Allocation Fund	B
Nathan J. Rowader	Forward Growth Allocation Fund	A
Paul Broughton	Forward Growth Allocation Fund	A
David Janec	Forward Growth Allocation Fund	A
Jim O’Donnell	Forward Growth Allocation Fund	B
Steven S. Michaels	Forward High Yield Bond Fund	A
Nathan J. Rowader	Forward Income & Growth Allocation Fund	A
Paul Broughton	Forward Income & Growth Allocation Fund	A
David Janec	Forward Income & Growth Allocation Fund	A
Jim O’Donnell	Forward Income & Growth Allocation Fund	B
Nathan J. Rowader	Forward Income Builder Fund	A
Paul Broughton	Forward Income Builder Fund	B
David Janec	Forward Income Builder Fund	B
Jim O’Donnell	Forward Income Builder Fund	B
David L. Ruff	Forward International Dividend Fund	E
Randall Coleman	Forward International Dividend Fund	E
Bruce Brewington	Forward International Dividend Fund	E
Eric Sagmeister	Forward International Dividend Fund	D

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Jim O’Donnell	Forward International Dividend Fund	C
Joel Beam	Forward International Real Estate Fund	B
Ian Goltra	Forward International Real Estate Fund	D
Michael McGowan	Forward International Real Estate Fund	E
Aaron Visse	Forward International Real Estate Fund	B
Jim O’Donnell	Forward International Real Estate Fund	B
Oliver Knobloch	Forward International Small Companies Fund	A
Justin Hill	Forward International Small Companies Fund	A
Bill Barker	Forward International Small Companies Fund	A
Nathan J. Rowader	Forward International Small Companies Fund	A
Paul Broughton	Forward International Small Companies Fund	A
David Janec	Forward International Small Companies Fund	A
Jim O’Donnell	Forward International Small Companies Fund	A
Mohit Mittal	Forward Investment Grade Fixed-Income Fund	A
Nathan J. Rowader	Forward Managed Futures Strategy Fund	A
Paul Broughton	Forward Managed Futures Strategy Fund	B
David Janec	Forward Managed Futures Strategy Fund	B
Jim O’Donnell	Forward Managed Futures Strategy Fund	B
Nathan J. Rowader	Forward Multi-Strategy Fund	A
Paul Broughton	Forward Multi-Strategy Fund	B
David Janec	Forward Multi-Strategy Fund	A
Jim O’Donnell	Forward Multi-Strategy Fund	C
Joel Beam	Forward Real Estate Fund	B
Ian Goltra	Forward Real Estate Fund	C
Michael McGowan	Forward Real Estate Fund	B
Aaron Visse	Forward Real Estate Fund	B
Jim O’Donnell	Forward Real Estate Fund	B
Joel Beam	Forward Real Estate Long/Short Fund	B
Ian Goltra	Forward Real Estate Long/Short Fund	D
Michael McGowan	Forward Real Estate Long/Short Fund	B
Aaron Visse	Forward Real Estate Long/Short Fund	C
Jim O’Donnell	Forward Real Estate Long/Short Fund	B
David L. Ruff	Forward Select EM Dividend Fund	D
Randall Coleman	Forward Select EM Dividend Fund	E
Bruce Brewington	Forward Select EM Dividend Fund	C
Eric Sagmeister	Forward Select EM Dividend Fund	C
Jim O’Donnell	Forward Select EM Dividend Fund	B
Joel Beam	Forward Select Income Fund	E
Ian Goltra	Forward Select Income Fund	E
Michael McGowan	Forward Select Income Fund	B
Aaron Visse	Forward Select Income Fund	E
Jim O’Donnell	Forward Select Income Fund	D
Joel Beam	Forward Select Opportunity Fund	E
Ian Goltra	Forward Select Opportunity Fund	E
Michael McGowan	Forward Select Opportunity Fund	A
Aaron Visse	Forward Select Opportunity Fund	A
Jim O’Donnell	Forward Select Opportunity Fund	B
Jim O’Donnell	Forward Small Cap Equity Fund	E
David Readerman	Forward Small Cap Equity Fund	A
Jim Welsh	Forward Tactical Enhanced Fund	A
Jim O’Donnell	Forward Tactical Enhanced Fund	B
Christopher J. Guptill	Forward Tactical Growth Fund	E
Nathan J. Rowader	Forward Total MarketPlus Fund	A
Paul Broughton	Forward Total MarketPlus Fund	B
David Janec	Forward Total MarketPlus Fund	A
Jim O’Donnell	Forward Total MarketPlus Fund	B
Jim O’Donnell	Forward U.S. Government Money Fund	A

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Nathan J. Rowader	Forward U.S. Government Money Fund	A
Paul Broughton	Forward U.S. Government Money Fund	A

*	Key to Dollar Ranges
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

Allocation of Investment Opportunities

Because the portfolio managers discussed above generally manage multiple accounts with similar investment objectives and strategies, the Advisor and each Sub-Advisor is subject to portfolio security allocation procedures which are intended to ensure that limited investment opportunities are allocated in a fair and equitable manner among the Advisor’s or Sub-Advisor’s various client accounts. Where the Advisor or a Sub-Advisor seeks to purchase securities for the account of a Fund and other clients, but is unable to obtain the desired amount of the securities, the available amount is generally allocated pro-rata among the Fund and other participating accounts, with limited exceptions.

Distributor

The Funds offer their shares to the public on a continuous basis. Shares of the Funds are distributed pursuant to a Distribution Agreement, dated as of April 15, 2012 (the “Distribution Agreement”), between the Trust and the Distributor, Forward Securities, 101 California Street, 16th Floor, San Francisco, California 94111. Forward Securities is 100% owned by Forward Management. The Distribution Agreement requires the Distributor to solicit orders for the sale of shares and to undertake such advertising and promotion as the Distributor believes reasonable in connection with such solicitation. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. The Trust pays no fee to the Distributor under the Distribution Agreement. The Distribution Agreement will remain in effect from April 15, 2012, and shall continue until two years from such date and thereafter shall continue year to year only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or “interested persons” of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Funds. The Distribution Agreement may be terminated by either party on at least 60 days’ written notice and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Codes of Ethics

The Trust, the Investment Advisor, the Sub-Advisors, and the Distributor have adopted Codes of Ethics governing personal trading activities of all of their trustees, directors and officers and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Funds or obtain information pertaining to such purchase or sale. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased or held by the Funds.

The Investment Advisor’s and Sub-Advisors’ Codes of Ethics are designed to address and avoid potential conflicts of interest relating to personal trading and related activities. The Codes of Ethics instruct the Investment Advisor and Sub-Advisor to always place the interests of shareholders first, ensure that all personal securities transactions are conducted consistent with the Codes of Ethics and in such a manner to avoid any actual or potential conflicts of interest or abuse, and prohibits investment company personnel from taking inappropriate advantage of their positions.

The Investment Advisor’s and Sub-Advisors’ Codes of Ethics each prohibit personal trading in certain securities by access persons unless they have received written authorization from the respective Advisor or Sub-Advisor. Each Code of Ethics lists situations in which transactions are exempt and thus covered persons may engage in exempted transactions without following the procedures set forth in the Code of Ethics. Access persons are required to make initial and annual reports of their securities holdings and to file quarterly securities transaction reports with the Investment Advisor or Sub-Advisor even if no securities transactions occurred and no new securities accounts were opened during the relevant quarter. Each employee is required to certify that he or she has read, understands and has complied with the Code of Ethics.

The Distributor’s Code of Ethics is designed to clearly state, and inform its access persons about, prohibited activities in which employees may not engage. The Distributor’s Code of Ethics prohibits its access persons from purchasing or selling securities based upon any material nonpublic information to which they have access solely as a result of their employment with the Distributor, and prohibits informing others, who may act on such information, about material nonpublic information about the Distributor or one of its clients.

The Codes of Ethics of the Trust, the Investment Advisor, the Sub-Advisors, and the Distributor are on public file with and available from the SEC.

Proxy Voting Policies and Procedures

It is the Funds’ policy that proxies received by the Funds are voted in the best interest of the Funds’ shareholders. The Board of Trustees of the Funds has adopted Proxy Voting Policies and Procedures for the Funds that delegate all responsibility for voting proxies received relating to the Funds’ securities to the Investment Advisor. The Board of Trustees will periodically review and approve the Investment Advisor’s and Sub-Advisors’ proxy voting policies and procedures and any amendments.

Proxy Voting Guidelines

•	Forward Management, LLC

For the Forward Funds portfolios for which it exercises proxy voting authority, Forward Management will vote proxies in the best interests of the Fund. Forward Management has contracted with Glass, Lewis & Co., LLC (“Glass Lewis”) to handle administration and voting of these proxies and has directed Glass Lewis to vote all proxies on behalf of the portfolios of the Forward Funds in accordance with Glass Lewis’ recommendations. Glass Lewis’ proxy analysis is focused on the economic and financial consequences of voting and therefore on improving medium- to long-term value and mitigating risk at public companies. The firm’s approach to enhancing overall corporate value growth through effective proxy voting is to look at each company individually and determine what is in the best interests of the shareholders of each particular company. In addition to corporate governance, Glass Lewis’ research on proxies analyzes accounting, executive compensation, compliance with regulation and law, risks and risk disclosure, litigation and other matters that reflect the quality of board oversight and company transparency.

The following examples illustrate Glass Lewis’ general guidelines with respect to proxy votes in certain areas:

Board of Directors. The purpose of Glass Lewis’ proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance, create shareholder value and maintain a proper tone at the top. Glass Lewis looks for talented boards with a record of protecting shareholders and delivering value of the medium- and long-term. Glass Lewis believes that boards working to protect and enhance the best interests of shareholders are independent, have directors with diverse backgrounds, have a record of positive performance, and have members with a breadth and depth of relevant experience.

Governance Structure and the Shareholder Franchise. With respect to anti-takeover measures, Glass Lewis believes that poison pill plans are not generally in shareholders’ best interests. However, in certain circumstances, Glass Lewis will recommend supporting a limited poison pill to accomplish a particular objective. Glass Lewis typically recommends that shareholders vote against proposals that would require advance notice of shareholder proposals or of director nominations. Glass Lewis reviews cumulative voting proposals on a case-by-case basis, factoring in the independence of the board and the status of the company’s governance structure.

Governance Shareholder Initiatives. Glass Lewis generally recommends supporting shareholder proposals calling for the elimination or removal of, as well as to require shareholder approval of, antitakeover devices such as poison pills and classified boards. Glass Lewis generally recommends supporting proposals likely to promote the furtherance of shareholder rights. It also generally recommends proposals seeking to promote director accountability and to improve compensation practices.

Because Forward Management does not exercise discretion in voting proxies for the Forward Funds portfolios but routinely votes proxies according to the recommendations of Glass Lewis, no potential conflict of interests between Forward Management and the Fund should actually affect the voting of proxies. However, should a conflict arise, Forward Management will use one of the following methods to resolve such conflict, provided such method results in a decision to vote the proxies that is based on the Fund’s best interest and is not the product of the conflict:

•	“echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not Forward Management clients; or

•	if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict.

•	Broadmark Asset Management, LLC

Statement of Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Broadmark has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures. Broadmark employs the services of Broadridge, an unaffiliated proxy firm, to assist in the electronic record keeping and management of the proxy process with respect to client securities.

Proxy Voting Procedures

Broadridge, through ProxyEdge, notifies Broadmark of annual meetings and ballots and provides the ability to manage, track, reconcile and report proxy voting through electronic delivery of ballots, online voting, integrated reporting and record keeping. The Investment Operations Director is responsible for monitoring and cross referencing holdings and account information pertaining to the proxy received from ProxyEdge while the Chief Compliance Officer oversees the process to assure that all proxies are being properly voted and appropriate records are being retained.

All proxies received by Broadmark are sent to the Portfolio Manager. The Portfolio Manager then reviews the information and votes according to the guidelines set forth below.

Voting Guidelines

In the absence of specific voting guidelines from the client, Broadmark will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Broadmark believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

•

Generally, Broadmark will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

•

Generally, Broadmark will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, Broadmark shall determine whether a proposal is in the best interests of it clients and may take into account the following factors, among others:

•	whether the proposal was recommended by management and Broadmark’s opinion of management;

•	whether the proposal acts to entrench existing management; and

•	whether the proposal fairly compensates management for past and future performance.

Conflicts of Interest

The Chief Investment Officer with the Portfolio Manager will identify any conflicts that exist between the interests of Broadmark and its clients. This examination will include a review of the relationship of Broadmark and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of Broadmark or an affiliate of Broadmark or has some other relationship with Broadmark or a client of Broadmark.

If a material conflict exists, Broadmark will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Broadmark will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Broadmark determines it has a material conflict that affects its best judgment as an ERISA fiduciary, Broadmark will give the ERISA client the opportunity to vote the proxies themselves.

•	First Western Capital Management Company

First Western, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting, and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies, and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The senior operations administrator along with the portfolio manager, have the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures, and record keeping, including outlining our voting guidelines in our procedures.

Procedure

First Western has adopted procedures to implement the firm’s policy and reviews to monitor and insure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

All employees will forward any proxy materials received on behalf of clients to the senior operations administrator;

The senior operations administrator will determine which client accounts hold the security to which the proxy relates;

Absent material conflicts, a senior portfolio manager will determine how First Western should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.

Voting Guidelines

In the absence of specific voting guidelines from the client, First Western will vote proxies in the best interests of each particular client. First Western’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on First Western voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

First Western will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services.

First Western will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

In reviewing proposals, First Western will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

Conflicts of Interest

First Western will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of First Western with the issuer of each security to determine if First Western or any of its employees has any financial, business or personal relationship with the issuer.

If a material conflict of interest exists, the senior operations administrator will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

First Western will maintain a record of the voting resolution of any conflict of interest.

•	Pacific Investment Management Company LLC

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of fixed income securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights (collectively, “proxies”) are exercised in the best interests of accounts.

With respect to the voting of proxies relating to equity securities, PIMCO has selected an unaffiliated third party proxy research and voting service (“Proxy Voting Service”), to assist it in researching and voting proxies. With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to PIMCO as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to a set of guidelines that have been approved by PIMCO. Upon the recommendation of the applicable portfolio managers, PIMCO may determine to override any recommendation made by the Proxy Voting Service. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, PIMCO may determine to vote on the proposals directly.

With respect to the voting of proxies relating to fixed income securities, PIMCO’s fixed income credit research group (the “Credit Research Group”) is responsible for researching and issuing recommendations for voting proxies. With respect to each proxy received, the Credit Research Group researches the financial implications of the proxy proposal and makes voting recommendations specific for each account that holds the related fixed income security. PIMCO considers each proposal regarding a fixed income security on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. Upon the recommendation of the applicable portfolio managers, PIMCO may determine to override any recommendation made by the Credit Research Group. In the event that the Credit Research Group does not provide a recommendation with respect to a proposal, PIMCO may determine to vote the proposal directly.

PIMCO may determine not to vote a proxy for an equity or fixed income security if: (1) the effect on the applicable account’s economic interests or the value of the portfolio holding is insignificant in relation to the account’s portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable account, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) PIMCO otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

In the event that the Proxy Voting Service or the Credit Research Group, as applicable, does not provide a recommendation or the portfolio managers of a client account propose to override a recommendation by the Proxy Voting Service, or the Credit Research Group, as applicable, PIMCO will review the proxy to determine whether there is a material conflict between PIMCO and the applicable account or among PIMCO-advised accounts. If no material conflict exists, the proxy will be voted according to the portfolio managers’ recommendation. If a material conflict does exist, PIMCO will seek to resolve the conflict in good faith and in the best interests of the applicable client account, as provided by the Proxy Policy. The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a client account, the Proxy Policy permits PIMCO to either: (i) convene a committee to assess and resolve the conflict (the “Proxy Conflicts Committee”); or (ii) vote in accordance with protocols previously established by the Proxy Policy, the Proxy Conflicts Committee and/or other relevant procedures approved by PIMCO’s Legal and Compliance department with respect to specific types of conflicts. With respect to material conflicts of interest between one or more PIMCO-advised accounts, the Proxy Policy permits PIMCO to: (i) designate a PIMCO portfolio manager who is not subject to the conflict to determine how to vote the proxy if the conflict exists between two accounts with at least one portfolio manager in common; or (ii) permit the respective portfolio managers to vote the proxies in accordance with each client account’s best interests if the conflict exists between client accounts managed by different portfolio managers.

PIMCO will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. PIMCO’s Proxy Policy, and information about how PIMCO voted a client’s proxies, is available upon request.

•	Pictet Asset Management Limited

Pictet Asset Management (“PAM”) (which includes PAM Ltd) has adopted proxy voting policies and procedures whereby it seeks to avoid material conflicts of interest by voting in accordance with its pre-determined written proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, PAM may engage a third party as an independent fiduciary, as necessary, to vote all proxies, and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by PAM are reviewed, categorized, analyzed, and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in PAM’s policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines and raise a material conflict of interest between PAM and a client are referred to PAM’s proxy voting committee for resolution.

With regard to voting proxies of foreign companies, PAM weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, PAM seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, PAM recognizes that the management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, PAM generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. PAM believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, PAM generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Accordingly, PAM generally votes in accordance with management on issues that PAM believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

Although each proxy issue will be considered individually, PAM generally takes the following positions pursuant to the Voting Guidelines. PAM generally opposes anti-takeover provisions and proposals that would result in Board entrenchment. PAM generally approves: (1) routine matters, including the ratification of auditors and the time and place of meetings; (2) the election of Trustees recommended by management; (3) limitations on charitable contributions or fees paid to lawyers; (4) confidential voting; (5) limiting Trustees’ liability; (6) employee stock purchase plans; and (7) establishing pension plans. PAM will consider the following issues on a case-by-case basis: stock compensation to Trustees; elimination of Trustees’ mandatory retirement policy; option and stock grants to management and Trustees; and permitting indemnification of Trustees and/or officers.

•	SW Asset Management, LLC

As SW Asset Management, LLC (“SW”) may have authority to vote securities held by a client account. It has adopted policies and procedures (the “Proxy Voting Policies and Procedures”) which have been designed to ensure that SW complies with the requirements of Rule 206(4)-6 and Rule 204-2(c)(2) under the Advisers Act, and reflect SW’s commitment to vote all client securities for which it exercises voting authority in a manner consistent with the best interest of the client.

SW monitors the performance, activities and events related to each investment. When exercising its voting authority over client securities, SW considers such information, evaluates other issues that could have an impact on the value of the security and votes with a view toward maximizing overall value. SW votes all proxies in a prudent manner, considering the prevailing circumstances at such times, and in a manner consistent with the Proxy Voting Policies and Procedures and SW’s fiduciary duties to its clients.

SW reviews each proposal submitted for a vote on a case-by-case basis to determine whether it is in the best interest of the client. As a result, depending on the client’s particular circumstances, SW may vote one client’s securities differently than it votes those of another client, or may vote differently on various proposals, even though the securities or proposals are similar (or identical). In some instances, SW may determine that it is in the client’s best interest for SW to “abstain” from voting or not to vote at all, and will do so accordingly.

Prior to exercising its voting authority, SW, in consultation with the CCO and outside counsel, as appropriate, reviews the relevant facts and determines whether or not a material conflict of interest may arise due to business, personal or family relationships of SW, its owners, its employees or its related persons, with persons having an interest in the outcome of the vote. If a material conflict exists, SW will take steps to ensure that its voting decision is based on the best interests of the client and is not a product of the conflict. SW may, at its discretion, (A) seek the advice of the client (or the board of directors of any Fund) in voting such security; (B) disclose the conflict of interest to the client and defer to the client’s voting recommendation; (C) defer to the voting recommendation of an independent third party provider of proxy voting services; and/or (D) take any other action in good faith that would serve the best interest of the client. Depending on the particular circumstances involved, the appropriate resolution of one conflict of interest may differ from the resolution of another conflict of interest, even though the general facts underlying both conflicts may be similar (or identical).

Funds’ Proxy Voting Records

Information on how the Funds (except for the Forward Core Strategy Long/Short Fund and Forward Floating NAV Short Duration Fund) voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available: (1) without charge, upon request, by calling (800) 999-6809; and (2) filed on Form N-PX on the SEC’s website at www.sec.gov. Information on how the Forward Core Strategy Long/Short Fund and Forward Floating NAV Short Duration Fund voted proxies relating to portfolio securities will be available: (1) without charge, upon request, by calling (800) 999-6809; and (2) filed on Form N-PX on the SEC’s website at www.sec.gov when the Funds become operational.

Administrative Services and Transfer Agent

ALPS Fund Services, Inc. (hereinafter “AFS,” “Administrator” and “Transfer Agent”), whose principal business address is 1290 Broadway, Suite 1100, Denver, CO 80203, acts as the Funds’ (or each Fund’s) administrator. As Administrator, AFS performs corporate secretarial, treasury, and blue sky services and acts as fund accounting agent for each Fund.

The Amended and Restated Fund Accounting and Administration Agreement between the Trust and AFS was dated and effective as of April 12, 2010. The Amended and Restated Fund Accounting and Administration Agreement has an initial term of three years and will renew automatically for successive one-year terms.

Pursuant to an Amended and Restated Transfer Agency and Service Agreement dated June 3, 2009 and effective as of June 15, 2009, AFS acts as transfer agent and dividend disbursing agent for the Trust. The Amended and Restated Transfer Agency and Service Agreement has an initial term of three years and automatically renews for successive one-year terms. Shareholder inquiries may be directed to AFS at P.O. Box 1345, Denver, CO 80201.

AFS has served as administrator for the Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Global Dividend Fund, Forward International Dividend Fund, Forward International Small Companies Fund, Forward Real Estate Fund, and Forward Small Cap Equity Fund since September 12, 2005; the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund since June 12, 2009; the Forward Tactical Growth Fund since its inception on September 14, 2009; the Forward Commodity Long/Short Strategy Fund and Forward Tactical Enhanced Fund since their inception on January 3, 2011; the Forward Select EM Dividend Fund since its inception on May 1, 2011; the Forward Endurance Long/Short Fund since its inception on December 31, 2011; the Forward Managed Futures Strategy Fund since its inception on January 30, 2012; and the Forward Dynamic Income Fund and Forward Select Opportunity Fund since their inception on July 31, 2013. AFS will also serve as administrator for the Forward Core Strategy Long/Short Fund and Forward Floating NAV Short Duration Fund when they commence operation. For its services as Administrator, the Trust pays AFS the greater of a minimum fee or fees based on the annual net assets of the Forward Funds, accrued daily and payable monthly by the Funds. For the fiscal years ended December 31, 2013, 2012, and 2011, AFS received from the Trust fees for administrative services totaling $2,307,994, $2,601,161, and $2,576,808, respectively.

In certain instances, other intermediaries may perform some or all of the transaction processing, recordkeeping or shareholder services which would otherwise be provided by the Transfer Agent. Forward Management or its affiliates may make payments out of their own assets, to intermediaries, including those that sell shares of the Funds, for transaction processing, recordkeeping or shareholder services. For example, shares in the Funds may be owned by certain intermediaries for the benefit of their customers. Because the Transfer Agent often does not maintain Fund accounts for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries. In addition, retirement plans may hold Fund shares in the name of the plan, rather than the name of the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Funds, may, at the discretion of a retirement plan’s named fiduciary or administrator, be paid for providing services that would otherwise have been performed by the Transfer Agent. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments may also be made to offset charges for certain services such as plan participant communications, provided by Forward Management or an affiliate or by an unaffiliated third party.

Other Service Providers

Each Fund pays all expenses not assumed by the Investment Advisor, the Sub-Advisors or the Administrator. Expenses paid by the Funds include, but are not limited to: custodian, stock transfer and dividend disbursing fees, and accounting and recordkeeping expenses; Rule 12b-1 fees, if any, and shareholder service fees pursuant to distribution or service plans; costs of designing, printing, and mailing reports, prospectuses, proxy statements, and notices to its shareholders; taxes and insurance; expenses of the issuance, sale or repurchase of shares of the Fund (including federal and state registration and qualification expenses); legal and auditing fees and expenses; compensation, fees and expenses paid to Trustees who are not interested persons of the Trust; association dues; costs of stationery and forms prepared exclusively for the Funds; and trade organization dues and fees. In addition, as noted above, the Trust has agreed to pay the Investment Advisor a fee in the amount of $300,000 per annum as compensation for providing an officer or employee of the Investment Advisor to serve as Chief Compliance Officer for the Funds (each Fund bearing its pro rata share of the fee), plus the cost of reasonable expenses related to the performance of the Chief Compliance Officer’s duties, including travel expenses, and may compensate the Investment Advisor for the time of other officers or employees of the Investment Advisor who serve in other compliance capacities for the Funds.

Distribution Plans, Shareholder Services Plans and the Administrative Plan

Distribution Plans

The Funds have adopted service and distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Class A, Class B, Class C, and Investor Class shares of the Funds (each a “Distribution Plan” and collectively, the “Distribution Plans”). The purpose of the Distribution Plans is to permit the Funds to compensate the Distributor, banks, brokers, dealers, administrators and other financial intermediaries for services provided and expenses incurred by them in promoting the sale of shares of a Fund or maintaining or improving services provided to Class A, Class B, Class C, and Investor Class shareholders. By promoting the sale of shares and maintaining or improving services to shareholders, the Distribution Plans should help provide reduced shareholder redemptions through established relationships provided by financial intermediaries therefore affording the Investment Advisor and Sub-Advisors the ability to purchase and redeem portfolio securities without forcing the Investment Advisor and Sub-Advisors to make unwanted sales of existing portfolio securities.

Expenses acceptable for payment under the Distribution Plans include, but are not limited to: (i) compensation of broker-dealers or other persons for providing assistance in distribution and for promotion of the sale of the Class A, Class B, Class C, and Investor Class shares of the Funds; (ii) expenses of printing and distributing prospectuses, SAIs and reports to prospective holders of Class A, Class B, Class C, and Investor Class shares of the Funds; (iii) expenses of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a pro-rated portion of the Distributor’s expenses attributable to each Class of shares related to implementing and operating the Distribution Plan; (iv) providing information periodically to existing shareholders; (v) forwarding communications from the Trust to shareholders; (vi) responding to inquiries from shareholders regarding their investment in the Funds; (vii) other services qualifying under applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”); (viii) administrative services such as transfer agent and sub-transfer agent services for shareholders; (ix) aggregating and processing purchase and redemption orders for Fund shares; (x) preparing statements for shareholders; (xi) processing dividend payments; (xii) providing sub-accounting services; (xiii) receiving, tabulating, and transmitting proxies executed by shareholders; (xiv) and other personal services in connection with shareholder accounts (collectively “Sales and/or Services Support”). The Funds’ Investment Advisor is responsible for paying the Distributor for any unreimbursed distribution expenses.

For more information on fees paid by the Fund under the Distribution Plans, please see “Distributions and Shareholder Services Plans” in the Funds’ prospectus. The Funds have not adopted a Distribution Plan with respect to Advisor Class, Class Z or Institutional Class shares of the Funds.

Broker-dealers or others may not be eligible to receive payments under the Distribution Plan for Class C shares until after the twelfth month following a shareholder purchase in the Class C shares of a particular Fund.

Because the fees under the Distribution Plans are paid out of a Fund’s assets attributable to the Class A, Class B, Class C, and Investor Class shares on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution Plans are governed by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Trustees receive and review, at least quarterly, reports concerning the nature and qualification of services and expenses that are paid for or reimbursed. Continuance of each Distribution Plan is subject to annual approval by a vote of the Board of Trustees, including a majority of the Independent Trustees and who have no direct or indirect interest in the Distribution Plan or related arrangements, cast in person at a meeting called for that purpose. All material amendments to the Distribution Plan must likewise be approved by separate votes of the Trustees and the Independent Trustees. A Distribution Plan may not be amended in order to increase materially the costs which a Fund bears for distribution pursuant to the Distribution Plan without also being approved by a majority of the outstanding voting securities of a Fund. Any agreement pursuant to a Distribution Plan terminates automatically in the event of its assignment, and a Distribution Plan and any agreement pursuant to a Distribution Plan may be terminated without penalty, at any time, by a vote of the majority of (i) the outstanding voting securities of the relevant class or (ii) the Independent Trustees.

For purposes of paying for record-keeping and administrative services under the Distribution Plans, the Distributor and financial intermediaries normally calculate payment on the basis of an average running balance over a quarter; however, the Distributor may enter into agreements providing for a different method of calculating “average net asset value”. In addition, the Distributor may suspend or modify any of the Distribution Plans at any time. Payments are subject to the continuation of the Distribution Plans described above and the terms of service agreements between financial intermediaries and the Distributor.

The Funds participate from time to time in joint distribution activities. Fees paid under a Distribution Plan may be used to finance Sales and/or Service Support of other Forward Funds, and the expenses will be allocated on the relative net asset size of the Funds.

For the period January 1, 2013 through December 31, 2013, the following amounts were paid by Forward Securities under the Distribution Plans:

	Advertising	Printing and Mailing of Prospectuses to other than current shareholders	Compensation to underwriters	Compensation to broker- dealers	Compensation to sales personnel	Interest, carrying, or other finance charges	Other unallocated payments
Forward Balanced Allocation Fund				$77,400			$41,922
Forward Commodity Long/Short Strategy Fund				$64,936			$22,829
Forward Credit Analysis Long/Short Fund				$742,013			$180,129
Forward Dynamic Income Fund				$38			$28
Forward EM Corporate Debt Fund				$373,429			$76,984
Forward Emerging Markets Fund				$10,272			$1,465
Forward Endurance Long/Short Fund				$5			$52
Forward Frontier Strategy Fund				$5,211			$1,007
Forward Global Dividend Fund				$29,928			$4,189
Forward Global Infrastructure Fund				$158,299			$36,367
Forward Growth & Income Allocation Fund				$128,274			$28,274
Forward Growth Allocation Fund				$124,196			$27,269
Forward High Yield Bond Fund				$71,441			$19,275
Forward Income & Growth Allocation Fund				$24,558			$4,492
Forward Income Builder Fund				$43,505			$17,407
Forward International Dividend Fund				$137,692			$49,404
Forward International Real Estate Fund				$218,483			$73,318
Forward International Small Companies Fund				$73,948			$9,315
Forward Investment Grade Fixed-Income Fund				$2,188			$639
Forward Managed Futures Strategy Fund				$857			$7,677
Forward Multi-Strategy Fund				$35,757			$8,958
Forward Real Estate Fund				$87,036			$13,427
Forward Real Estate Long/Short Fund				$227,674			$51,562
Forward Select EM Dividend Fund				$36,579			$14,427
Forward Select Income Fund				$3,804,082			$729,928
Forward Select Opportunity Fund				$2,891			$917
Forward Small Cap Equity Fund				$47,732			$6,090
Forward Tactical Enhanced Fund				$52,136			$15,335
Forward Tactical Growth Fund				$1,206,755			$240,463
Forward Total MarketPlus Fund				$2,543			$406
Forward U.S. Government Money Fund				$0			$0

Shareholder Services Plan

The Funds have also adopted a shareholder services plan, which is separate from the Distribution Plans described above, with respect to Class A, Class B, Class C, Advisor Class, Investor Class, and Institutional Class shares of certain Funds (the “Shareholder Services Plan”). The Trust intends to operate the Shareholder Services Plan in accordance with their terms. Under the Shareholder Services Plan, each Fund is authorized to pay to banks, brokers, dealers, administrators, and other financial intermediaries or third party service providers a payment each month in connection with non-distribution related services provided to shareholders.

Under the Shareholder Services Plan, ongoing payments may be made to participating organizations for services including, but not limited to; (i) providing information periodically to existing shareholders; (ii) forwarding communications from the Trust to shareholders; (iii) responding to inquiries from shareholders regarding their investment in the Funds; (iv) other services qualifying under applicable rules of FINRA; (v) administrative services such as transfer agent and sub-transfer agent services for shareholders; (vi) aggregating and processing purchase and redemption orders for Fund shares; (vii) preparing statements for shareholders; (viii) processing dividend payments; (ix) providing sub-accounting services; (x) receiving, tabulating, and transmitting proxies executed by shareholders; (xi) and other personal services provided in connection with shareholder accounts (collectively “Shareholder Services”).

For more information on fees paid by the Funds under the Shareholder Services Plan, please see “Distribution and Shareholder Services Plans” in the Funds’ prospectus. The Funds have not adopted a Shareholder Services Plan with respect to Class Z shares of the Funds.

In the event the Shareholder Services Plan is terminated with respect to a Fund or class of shares thereof in accordance with its terms, the obligations of the Fund to make payments pursuant to the Shareholder Services Plan with respect to the applicable class of shares will cease and the Fund will not be required to make any payments for expenses incurred after the date the Shareholder Services Plan terminates. Payments may be made under the Shareholder Services Plan without regard to actual shareholder servicing expenses incurred by a recipient.

The Shareholder Services Plan has been approved by the Trust’s Board of Trustees, including the Independent Trustees. The Shareholder Services Plan must be renewed annually by the Board of Trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for that purpose. The Shareholder Services Plan may be terminated as to a particular class of shares at any time, without any penalty, by such Trustees on 60 days’ written notice.

Any change in the Shareholder Services Plan of the Funds that would amend the Shareholder Services Plan or materially increase the expenses paid by the Funds requires approval by the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements related to it, by a vote cast in person.

Amounts paid under the Shareholder Services Plan are reported to the Board of Trustees at least quarterly, and the Board is furnished with such other information as may reasonably be requested in connection with the payments made under the Shareholder Services Plans in order to enable the Board to make an informed determination of whether the Shareholder Services Plan should be continued.

For purposes of paying for record-keeping and administrative services under the Shareholder Services Plan, the Distributor and financial intermediaries normally calculate payment on the basis of an average running balance of the net assets attributable to each class over a quarter; however, the Distributor may enter into agreements with certain financial intermediaries providing for a different method of calculating “average net asset value” during the quarter.

Because fees under the Shareholder Services Plan are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Administrative Plan

The Trust, on behalf of the Forward U.S. Government Money Fund, has adopted an Administrative Plan whereby Forward Management will provide certain administrative support services to the Class A, Class C, Investor Class, and Institutional Class shares of the Forward U.S. Government Money Fund. The Administrative Plan also authorizes Forward Management, in its discretion, to delegate the performance of some or all of these services to other persons (“Service Providers”); provided, however, that Forward Management will not delegate the performance of the services to any Service Provider that receives a separate fee for services paid under the Funds’ Distribution Plans or Shareholder Services Plans. The Forward U.S. Government Money Fund will pay Forward Management a fee on a monthly basis at an annual rate of up to 0.25% of the average daily net assets for each of the Class A, Class C, Investor Class, and Institutional Class shares of the Fund, as applicable (the “Administrative Fee”); provided, however, that the Forward U.S.

Government Money Fund shall not directly or indirectly pay any distribution-related or service-related amounts for the Class A, Class C or Investor Class shares that will be allocated under the Funds’ Distribution Plans or Shareholder Services Plans. Services under the Administrative Plan focus on providing administrative, record keeping, and informational support in maintaining omnibus accounts of financial intermediaries that invest in the Fund on behalf of its individual clients and accounts of shareholders in the Fund who invested directly. Such services include, but are not limited to: (i) answering inquiries of service organizations or individual shareholders regarding the status of their accounts and/or the status of an account transaction; (ii) providing information on distributions, investment returns, yields, maturity distribution, and average credit quality of the Fund and its respective Classes; (iii) providing information regarding the management of the Fund, including Fund holdings and weightings; (iv) addressing tax related issues relating to the Fund such as state specific holding periods on fund distributions; (v) maintaining telephone and internet support capabilities for the information described above or to other Fund related inquiries; and (vi) providing recordkeeping services for omnibus accounts investing in the Fund. The Administrative Plan may be terminated at any time by a vote of the Independent Trustees.

Additional Payments to Intermediaries

The following is a list of the financial intermediaries that Forward Management or its affiliates have entered into ongoing contractual arrangements with to make additional payments as of January 1, 2014. These additional payments are described in more detail in the “Additional Payments to Intermediaries” section of the prospectuses. Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since January 1, 2014 are not reflected.

Ameriprise Financial Services, Inc.; Ascensus, Inc.; Bank of Edwardsville, The; Bank of the West; Baylake Bank; Benefit Trust Company; BNY Mellon Investment Servicing Trust Company; Boston Financial Data Services, Inc.; Cetera Investment Services LLC; Charles Schwab & Co., Inc.; Citigroup Global Markets, Inc.; Fidelity Brokerage Services LLC; Fidelity Investment Institutional Operations Company, Inc.; First Security Bank; GWFS Equities, Inc.; H Beck, Inc.; Hornor, Townsend & Kent, Inc.; ICMA RC Services, LLC; ICMA Retirement Corporation; ING Financial Advisors, LLC; Intercarolina Financial Services, Inc.; Investment Center, Inc., The ;J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC; LPL Financial LLC; Madison Avenue Securities; MBM Securities, Inc.; Merrill Lynch, Pierce, Fenner & Smith, Inc.; Mid Atlantic Capital Corporation; Morgan Stanley & Co., Incorporated; Morgan Stanley Smith Barney LLC; MSCS Financial Services, LLC; Nationwide Investment Services Corp.; Nevada State Bank; NYLIFE Distributors LLC; optionsXpress, Inc.; Pershing LLC; Prudential Insurance Company of America, The; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; Romano Brothers & Co.; SEI Private Trust Company; Sterne, Agee & Leach, Inc.; TD Ameritrade Trust Company; TD Ameritrade Trust Company; TD Ameritrade, Inc. Tiaa-cref Individual & Institutional Services; Trust Company of America; UBS Financial Services, Inc.; ValMark Securities, Inc.; Vanguard Group, Inc.; Vanguard Marketing Corporation; Vectra Bank Colorado; Wachovia Bank, N.A.; Wedbush Securities Inc.; Wells Fargo Advisors, LLC; Wells Fargo Bank, N.A.; Xerox HR Solutions, LLc and Zions First National Bank.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each of the Funds (except the Allocation Funds, Forward Commodity Long/Short Strategy Fund, Forward Core Strategy Long/Short Fund, Forward Dynamic Income Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund) is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund. Non-fundamental policies of each Fund may be changed by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund. Any policy not specifically identified as “fundamental” is a non-fundamental policy of the Funds. There can be no assurance that the investment objective of any Fund will be achieved.

The investment objectives of the Allocation Funds and Forward Frontier Strategy Fund, although non-fundamental and may be changed by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund, are subject to prior shareholder notice requirements. Shareholders of these Funds must be notified at least 60 days prior to any material amendment to the investment objective of these Funds.

The investment objectives of the Forward Commodity Long/Short Strategy Fund, Forward Core Strategy Long/Short Fund, Forward Dynamic Income Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund are non-fundamental and may be changed by the Board of Trustees without a vote of the holders of the outstanding shares of the respective Fund and without prior shareholder notice. In addition, the Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund may pursue their investment objectives by investing in each Fund’s respective Subsidiary. Each Subsidiary is advised by Forward Management and has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund, respectively; however, the Subsidiaries for the Forward Commodity Long/Short Strategy Fund

and Forward Managed Futures Strategy Fund (unlike the Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund) may each invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Subsidiary for the Forward Select Opportunity Fund may invest without limitation in restricted securities. The Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, Forward Select Opportunity Fund and their respective Subsidiaries may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, each respective Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund. By investing in the respective Subsidiary, the Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund are indirectly exposed to the risks associated with the respective Subsidiary’s investments. The derivatives and other investments held by the respective Subsidiary are generally similar to those held by the Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund and are subject to the same risks that apply to similar investments if held directly by the Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund. See below under “Additional Investment Techniques and Risks – Investments in the Wholly-Owned Subsidiary” for a more detailed discussion of the Forward Commodity Long/Short Strategy Fund’s Subsidiary, Forward Managed Futures Strategy Fund’s Subsidiary, and Forward Select Opportunity Fund’s Subsidiary.

The following Funds have names which suggest a focus on a particular type of investment: the Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Small Cap Equity Fund, and Forward U.S. Government Money Fund. In accordance with Rule 35d-1 under the 1940 Act, each of these Funds has adopted an investment policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its 80% investment policy covered by Rule 35d-1.

For purposes of a Fund’s policy to invest 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also a Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below that are designated as fundamental may not be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities. A majority of a Fund’s outstanding voting securities means the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities.

If a percentage restriction on investment or use of assets discussed in this SAI or any prospectus is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction, except that a Fund will take reasonably practicable steps to attempt to continuously monitor and comply with its liquidity standards. Also, if a Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed a limit, it will not constitute a violation if, prior to the receipt of the securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

Fundamental Investment Restrictions of the Allocation Funds

As a matter of fundamental policy:

1.

With respect to 75% of its total assets, each Allocation Fund may not purchase any security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (“U.S. Government Securities”) or securities of other investment companies) if as a result: (i) more than 5% of an Allocation Fund’s total assets immediately after and as the result of such purchase would be invested in the securities of any one issuer, or (ii) an Allocation Fund would hold more than 10% of the outstanding voting securities of a single issuer. Changes in the market value of an Allocation Fund’s assets after the time of purchase do not affect the aforementioned calculations.

2.

Each Allocation Fund may not purchase the securities of any issuer (other than U.S. Government Securities or securities of other investment companies) if, as a result, more than 25% of the Allocation Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry. With respect to this restriction, in accordance with each Allocation Fund’s “Principal Investment Strategy” as set forth in the “Fund Summary” sections of the prospectuses, each Allocation Fund may invest more than 25% of its assets in any one underlying Forward Fund. Each Allocation Fund treats the assets of the underlying Forward Fund in which it invests as its own for purposes of this restriction.

3.	Each Allocation Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act.

4.	Each Allocation Fund may not purchase or sell commodities or commodities contracts.

The Allocation Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction 4 above to permit an Allocation Fund, subject to the Allocation Fund’s investment objective and general investment policies (as stated in the Prospectuses and elsewhere in this Statement of Additional Information), to invest in options, futures contracts, options on futures contracts, securities, or other instruments, including but not limited to swap agreements and commodity-linked structured notes, that are linked to or backed by commodities or indices, subject to compliance with any applicable provisions of the federal securities or commodities laws.

5.	Each Allocation Fund may not make loans, except to the extent permitted under the 1940 Act and the rules promulgated thereunder, as may be amended from time to time.

6.

Each Allocation Fund may not underwrite the securities of other issuers, except to the extent that an Allocation Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), in the disposition of restricted securities or in connection with the investment in other investment companies.

7.

Each Allocation Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Allocation Funds from investing in securities or other instruments backed by real estate (e.g., REITs) or securities of companies engaged in the real estate business).

Other Investment Restrictions of the Allocation Funds

In addition to the fundamental investment restrictions listed above, the Funds have also adopted the non-fundamental investment restrictions set forth below. These non-fundamental restrictions may be changed by the Board of Trustees without shareholder approval.

Non-Fundamental Investment Restrictions of the Allocation Funds

1.	Each Allocation Fund will not purchase securities on margin, except for short-term credits necessary for clearance of purchases and sales of portfolio securities.

2.

Each Allocation Fund will not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

3.

Each Allocation Fund will not purchase any security if, as a result, more than 15% of its net assets (at current value, not only at time of purchase) would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. For the purposes of this restriction, repurchase agreements maturing in more than seven days will be deemed to be illiquid securities.

Fundamental Investment Restrictions of the Forward Dynamic Income Fund and Forward Select Opportunity Fund

As a matter of fundamental policy:

1.

Each Fund may not purchase any security (other than U.S. Government Securities or securities of other investment companies) if as a result more than 25% of a Fund’s total assets, taken at market value at the time of investment, would be invested in the securities of issuers whose principal business activities are in the same industry.

2.	Each Fund may not issue senior securities or borrow money, except to the extent permitted under applicable securities laws.

3.	Each Fund may purchase or sell commodities to the extent permitted by applicable law from time to time.

4.	Each Fund may not make loans, except to the extent permitted under the 1940 Act, the rules and regulations promulgated thereunder, and any applicable exemptive relief.

5.

Each Fund may not act as an underwriter of securities of other issuers, except to the extent that a Fund may be considered an underwriter under applicable securities laws in the disposition of portfolio securities or in the purchase of securities directly from the issuer thereof.

6.

Each Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, but this policy shall not prevent the Funds from investing in securities or other instruments backed by real estate (e.g., REITs) or in securities of issuers engaged in the real estate business.

Other Investment Restrictions of the Forward Dynamic Income Fund and Forward Select Opportunity Fund

In addition to the fundamental investment restrictions listed above, the Funds have also adopted the non-fundamental investment restrictions set forth below. These non-fundamental restrictions may be changed by the Board of Trustees without shareholder approval.

Non-Fundamental Investment Restrictions of the Forward Dynamic Income Fund and Forward Select Opportunity Fund

Each Fund will not invest in securities of other registered investment companies in reliance on subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, absent specific exemptive relief, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, and (iii) invest more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Additional Fund Policies of the Forward Dynamic Income Fund and Forward Select Opportunity Fund

For purposes of the Funds’ policy regarding concentration in a particular industry under Fundamental Investment Restriction 1 above, with respect to a Fund’s investment in an ETF, the Fund will look through each ETF to the issuer of the securities held by the ETF, as if the Fund had invested in those securities directly. Similarly, pending further regulatory guidance or industry developments, with respect to the Fund’s investment in swap agreements, the Fund will look through each swap agreement to the reference issuers (i.e., the issuer of the reference investment) that constitute the swap agreement’s reference investment (i.e., the underlying asset or investment to which a swap agreement relates), as if the Fund had invested directly in those issuers in the same proportion to which each issue contributes to the reference investment.

For purposes of the Funds’ policy with respect to issuing senior securities or borrowing money under Fundamental Investment Restriction 2 above, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, is not deemed to include the borrowing or the issuance of senior securities provided such transactions are “covered” in accordance with procedures established by the Board of Trustees and applicable regulatory guidance.

The Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction 3 above to permit a Fund, subject to the Fund’s investment objective and general investment policies (as stated in the prospectuses and elsewhere in this Statement of Additional Information), to invest in options and futures contracts or securities or other instruments backed by commodities, subject to compliance with any applicable provisions of the federal securities or commodities laws.

Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Dynamic Income Fund and Forward Select Opportunity Fund)

As a matter of fundamental policy:

1.

With the exception of the Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Endurance Long/Short Fund, Forward Frontier Strategy Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund, with respect to 75% of its total assets, each Fund may not purchase any security (other than U.S. Government Securities or securities of other investment companies) if as a result: (i) more than 5% of a Fund’s total assets immediately after and as the result of such purchase would be invested in the securities of any one issuer, or (ii) a Fund would hold more than 10% of the outstanding voting securities of a single issuer; provided, however, that with respect to 100% of the total assets of the Forward U.S. Government Money Fund, the Fund may not purchase any security (other than U.S. Government Securities or securities of other investment companies) if as a result: (i) more than 5% of the Fund’s total assets immediately after and as the result of such purchase would be invested in the securities of any one issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of a single issuer. Changes in the market value of a Fund’s assets after the time of purchase do not affect the aforementioned calculations. The Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Endurance Long/Short Fund, Forward Frontier Strategy Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund have each elected to qualify as non-diversified series of the Trust.

2.

With the exception of the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund, each Fund may not purchase the securities of any issuer (other than U.S. Government Securities or securities of other investment companies) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry (other than the Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund in which more than 25% of each Fund’s total assets may be indirectly exposed to a group of industries linked to one or more of the commodity sectors of an index). The Forward Global Infrastructure Fund will invest its assets such that more than 25% of the Fund’s total assets will be invested in the securities of issuers in the infrastructure industry. The Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund will each invest their assets such that more than 25% of each Fund’s total assets will be invested in the securities of issuers in the real estate industry.

3.	Each Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act.

4.

Each Fund (except for the Forward Commodity Long/Short Strategy Fund) may not purchase or sell commodities or commodities contracts. The Forward Commodity Long/Short Strategy Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

The Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction 4 above to permit a Fund, subject to the Fund’s investment objective and general investment policies (as stated in the Prospectuses and elsewhere in this Statement of Additional Information), to invest in options, futures contracts, options on futures contracts, securities, or other instruments, including but not limited to swap agreements and commodity-linked structured notes, that are linked to or backed by commodities or indices, subject to compliance with any applicable provisions of the federal securities or commodities laws.

5.	Each Fund may not make loans, except to the extent permitted under the 1940 Act and the rules promulgated thereunder, as may be amended from time to time.

6.

Each Fund may not underwrite the securities of other issuers, except to the extent that a Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with the investment in other investment companies.

7.

Each Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate (e.g., REITs) or securities of companies engaged in the real estate business).

8.

With the exception of the Forward Core Strategy Long/Short Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Real Estate Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, Forward Tactical Growth Fund, Forward Total MarketPlus Fund, and Forward U.S. Government Money Fund, each Fund may not purchase securities on margin, except for short-term credits necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with certain “covered” transactions such as options, futures, options on futures and short positions.

Other Investment Restrictions of the Funds (other than the Allocation Funds, Forward Dynamic Income Fund and Forward Select Opportunity Fund)

In addition to the fundamental investment restrictions listed above, the Funds have also adopted the non-fundamental investment restrictions set forth below. These non-fundamental restrictions may be changed by the Board of Trustees without shareholder approval.

Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Dynamic Income Fund and Forward Select Opportunity Fund)

Each Fund will not invest in securities of other registered investment companies in reliance on subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, absent specific exemptive relief, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, and (iii) invest more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

For purposes of the following non-fundamental restrictions numbered 1 through 9, the term “Fund” refers to the following Funds only: Forward High Yield Bond Fund and Forward Investment Grade Fixed-Income Fund.

1.

The Forward High Yield Bond Fund may not sell securities short. The Forward Investment Grade Fixed-Income Fund may, under normal circumstances, engage in short sales in an amount not to exceed 5% of the Fund’s value (measured at the time of investment). Each Fund may effect short sales against-the-box; provided, however, that not more than 25% of such Fund’s net assets (measured at the time of investment) may be subject to short sales against-the-box.

2.	Each Fund may not invest, together with their other borrowings, more than 25% of its net assets in reverse repurchase agreements and dollar rolls.

3.	Each Fund may not invest more than 5% of its net assets in inverse floaters.

4.	Each Fund may not invest more than 5% of its net assets in privately-issued STRIPS.

5.

The Forward High Yield Bond Fund may not invest in Municipal Securities (debt securities issued by states, counties, and other local governmental jurisdictions, including agencies of such governmental jurisdictions, within the United States). The Forward Investment Grade Fixed-Income Fund may not invest more than 5% of its net assets in Municipal Securities.

6.	The Forward High Yield Bond Fund may not invest in foreign debt securities. The Forward Investment Grade Fixed-Income Fund may not invest more than 5% of its net assets in foreign debt securities.

7.

Under normal circumstances, no more than 20% of the net assets of each Fund will be comprised of cash or cash equivalents, as discussed below, exclusive of the assets that are segregated or “earmarked” for purposes of meeting segregation requirements under Section 18 of the 1940 Act. Each Fund may invest up to 20% of its net assets in:

(i)

Obligations (including certificates of deposit and bankers’ acceptances) maturing in 13 months or less of (a) banks organized under the laws of the United States or any state thereof (including foreign branches of such banks) or (b) U.S. branches of foreign banks or (c) foreign banks and foreign branches thereof; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term “certificates of deposit” includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. “Eurodollars” are dollars deposited in banks outside the United States; the Funds may invest in Eurodollar instruments of foreign and domestic banks; and

(ii)

Commercial paper, variable amount demand master notes, bills, notes and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies or instrumentalities, maturing in 13 months or less, denominated in U.S. dollars, and of “eligible quality” as described below. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph (i) above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by Forward Management and/or a Fund’s sub-advisor.

“Eligible quality,” for this purpose, means (i) a security rated (or issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) in the highest short-term rating category (e.g., A1/P1) or one of the two highest long-term rating categories (e.g., AAA/Aaa or AA/Aa) by at least two major rating agencies assigning a rating to the security or issuer (or, if only one agency assigned a rating, that agency) or (ii) an unrated security deemed of comparable quality, as determined by Forward Management and/or a Fund’s sub-advisor, under the supervision of the Board of Trustees.

8.

Each Fund will not invest in debt securities, including debt securities of foreign issuers or convertible securities, rated by a rating agency such as S&P, Moody’s or Fitch, or if unrated, securities which are deemed by Forward Management and/or a Fund’s sub-advisor at the time of purchase to be of a lesser credit quality than those designated, as follows:

	Rating on individual securities	Rating on aggregate portfolio
Forward Investment Grade Fixed-Income Fund	less than BBB (S&P) or Baa (Moody’s), except no more than 5% of its assets in securities rated BB or lower (S&P) or Ba or lower (Moody’s) or equivalent by Fitch and cannot invest in commercial paper rated lower than A2/P2	The Fund will maintain a minimum dollar weighted average portfolio quality of A as defined by S&P or equivalent by Moody’s or Fitch as for all ratings
Forward High Yield Bond Fund	rated higher than BB+ and lower than CCC (S&P) or higher than Ba1 or lower than Caa3 (Moody’s) (with respect to 80% of its net assets)

These ratings are modified with a plus (+) or minus (–) sign by S&P and with a 1, 2 or 3 by Moody’s to show the relative standing within the rating category.

Additional Fund Policies of the Funds (other than the Allocation Funds, Forward Dynamic Income Fund and Forward Select Opportunity Fund)

For purposes of the Fund’s policy regarding concentration in a particular industry under Fundamental Investment Restriction 2 above, with respect to the Fund’s investment in an ETF, the Fund will look through each ETF to the issuer of the securities held by the ETF, as if the Fund had invested in those securities directly. Similarly, pending further regulatory guidance or industry developments, with respect to the Fund’s investment in swap agreements, the Fund will look through each swap agreement to the reference issuers (i.e., the issuer of the reference investment) that constitute the swap agreement’s reference investment (i.e., the underlying asset or investment to which a swap agreement relates), as if the Fund had invested directly in those issuers in the same proportion to which each issue contributes to the reference investment.

For purposes of the Fund’s policy with respect to issuing senior securities or borrowing money under Fundamental Investment Restriction 3 above, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, is not deemed to include the borrowing or the issuance of senior securities provided such transactions are “covered” in accordance with procedures established by the Board of Trustees and applicable regulatory guidance.

The Funds (except the Forward Commodity Long/Short Strategy Fund) interpret their policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction 4 above to permit a Fund, subject to the Fund’s investment objective and general investment policies (as stated in the prospectuses and elsewhere in this Statement of Additional Information), to invest in options and futures contracts or securities or other instruments backed by commodities, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Forward Commodity Long/Short Strategy Fund interprets its policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction 4 above to permit the Fund, subject to restrictions described in the prospectuses and elsewhere in this SAI, to purchase or sell commodity-linked derivative instruments, including but not limited to swap agreements and commodity-linked structured notes, options, futures contracts and options on futures contracts with respect to indices or individual commodities, or from investing in securities or other instruments linked to or backed by physical commodities or by indices, subject to compliance with any applicable provisions of the federal securities or commodities laws.

ADDITIONAL INVESTMENT TECHNIQUES AND RISKS

Additional information concerning investment techniques and risks associated with certain of the Funds’ investments is set forth below. Unless otherwise indicated above in “Investment Restrictions” or below, the following discussion pertains to each of the Funds. From time to time, particular Funds may purchase these securities or enter into these strategies to an extent that is more than incidental. Certain of the Funds may be restricted or prohibited from using certain of the investment techniques described below, as indicated under the heading “Investment Restrictions.”

Bank Obligations

Certain Funds may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits. Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances, along with notes issued by banking institutions, are only as secure as the creditworthiness of the issuing or accepting depository institution. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Borrowing

Each Fund may borrow for temporary administrative or emergency purposes and this borrowing may be unsecured. Under the 1940 Act, a Fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Commercial Paper and Variable Amount Demand Master Notes

A Fund may invest in commercial paper, which represent short-term unsecured promissory notes issued (in bearer form) by banks or bank holding companies, corporations and finance companies. A Fund may also invest in variable amount demand master notes, which are corporate obligations of issuing organizations that share the credit profile of commercial paper (e.g., banks or corporations). The distinct difference between commercial paper and variable amount demand master notes is in the liquidity characteristics of the issuance. While commercial paper is mostly negotiable, with a robust secondary trading market for rated issuers, variable amount demand master notes are issued by a bank or corporation and liquidated on demand. Further, there is no secondary market for variable amount demand master notes. Typically the issuance of a variable amount demand master note consists of two parts, an “A” note and a “B” note. Both carry an interest rate higher than the commercial paper issued by the same issuer, meant to compensate for the increased liquidity risk. Most often the “A” note is for a fixed investment amount, and can only be redeemed with a fixed notice, such as six to twelve months. The “B” note can be redeemed at any time for any amount presently outstanding.

In selecting commercial paper and other corporate obligations for investment by a Fund, Forward Management and/or a Fund’s sub-advisor also considers information concerning the financial history and condition of the issuer and its revenue and expense prospects. If commercial paper or another corporate obligation held by a Fund is assigned a lower rating or ceases to be rated, Forward Management and/or a Fund’s sub-advisor will promptly reassess whether that security presents credit risks consistent with the Fund’s credit quality restrictions and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents credit risks consistent with the Fund’s credit quality restrictions or is in default, the Fund will dispose of the security as soon as reasonably practicable unless Forward Management and/or a Fund’s sub-advisor determines that to do so is not in the best interests of the Fund and its shareholders. Variable amount demand master notes with demand periods of greater than seven days will be deemed to be liquid and only if they are determined to be so in compliance with procedures approved by the Board of Trustees.

Commodity-Linked Securities

A Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities, such as structured notes, discussed below which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. A Fund may also seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in a subsidiary. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, Forward Management seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities held by a Fund and/or a subsidiary may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, a Fund’s investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on a Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

The Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund typically invest in commodity-linked investments whose returns are linked to the return of an index. However, the Funds are not index funds and Forward Management may make allocations that differ from the weightings in the index.

Convertible Securities

A Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose.

The convertible securities in which a Fund may invest consist of bonds, notes, debentures, and preferred stocks that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to force conversion of that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund’s ability to achieve its investment objective.

In carrying out this policy, a Fund may purchase convertible bonds and convertible preferred stock which may be exchanged for a stated number of shares of the issuer’s common stock at a price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time of purchase of the convertible security. The interest rate of convertible bonds and the yield of convertible preferred stock will generally be lower than that of the non-convertible securities. While the value of the convertible securities will usually vary with the value of the underlying common stock and will normally fluctuate inversely with interest rates, it may show less volatility in value than the non-convertible securities. A risk associated with the purchase of convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained. The Funds will purchase only those convertible securities which have underlying common stock with potential for long-term growth in the opinion of Forward Management and/or a Fund’s sub-advisor. Certain Funds will only invest in investment-grade convertible securities (those rated in the top four categories by either S&P or Moody’s).

Counterparty Credit Risk

Commodity and financial-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease. In addition, a Fund may invest in commodity- and financial-linked structured notes issued by a limited number of issuers, which will act as counterparties. To the extent a Fund focuses its investments in a limited number of issuers, it will be more susceptible to the risks associated with those issuers.

Debt Securities

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund’s net asset value and could also impact the amount of income a Fund generates through debt investments. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See “Variable and Floating Rate Securities.” The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. An issuer of a debt security may repay principal prior to a security’s maturity, which can adversely affect a Fund’s yield, particularly during periods of declining interest rates. Rising interest rates may cause prepayments to occur at slower than expected rates, which effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and making a Fund’s net asset value more volatile.

Certain Funds may invest in debt securities that are rated between “BBB” and as low as “CCC” by S&P and between “Baa” and as low as “Caa” by Moody’s or, if unrated, are of equivalent investment quality as determined by Forward Management and/or a Fund’s sub-advisor. Such debt securities may include preferred stocks, investment-grade corporate bonds, debentures and notes, and other similar corporate debt instruments, convertible securities, municipal bonds, and high-quality short-term debt securities such as commercial paper, bankers’ acceptances, certificates of deposit, repurchase agreements, obligations insured or guaranteed by the U.S. government or its agencies, and demand and time deposits of domestic banks, U.S. branches and subsidiaries of foreign banks and foreign branches of U.S. banks. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. Investments in corporate debt securities that are rated below investment grade (rated below “BBB” by S&P or “Baa” by Moody’s) are considered speculative with respect to the issuer’s ability to pay interest and repay principal.

Rating agencies may periodically change the rating assigned to a particular security. If a debt security satisfies a Fund’s minimum rating requirement when purchased, a subsequent downgrade does not require the sale of the security, but Forward Management and/or a Fund’s sub-advisor will consider which action is in the best interest of a Fund and its shareholders, including the sale of the security.

Bonds that are rated “Baa” by Moody’s are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated C by Moody’s are the lowest rated class of bonds and can be regarded as having extremely poor prospects of attaining any real investment standing.

Bonds rated “BBB” by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories. Bonds rated “D” by S&P are the lowest rated class of bonds and generally are in payment default. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities (commonly referred to as “junk bonds”) and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated and unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing their portfolios. Market quotations are generally available on many low-rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. In addition, the use of credit ratings as the sole method of evaluating low-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of low-rated securities. In addition, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated.

Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low-rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, a Fund may incur additional expenses seeking recovery.

Depositary Receipts

A Fund may purchase sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or foreign trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, the underlying issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the underlying issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an underlying issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding underlying issuers of securities in unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as further discussed below in this section. For purposes of each Fund’s investment policies, a Fund’s investments in Depositary Receipts will be deemed to be investments in the underlying securities.

Derivative Instruments

Certain Funds may purchase and write call and put options on securities, securities indices and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. A Fund may also enter into swap agreements with respect to foreign currencies, interest rates and securities indices. A Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or to attempt to achieve investment returns as part of its overall investment strategies. A Fund may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A Fund will segregate or “earmark” assets determined to be liquid by Forward Management and/or the Fund’s sub-advisor in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures, and swaps to avoid leveraging the portfolio of the Fund as described below.

The Funds consider derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of Forward Management and/or the Fund’s sub-advisor to correctly forecast interest rates and other economic factors. If Forward Management and/or a Fund’s sub-advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss. In addition, while the use of derivatives for hedging purposes can reduce losses, it can also reduce or eliminate gains, and hedges are sometimes subject to imperfect matching between the derivative and security it is hedging, which means that a hedge might not be effective. A Fund might not employ any of the strategies described above, and no assurance can be given that any strategy used will succeed. A decision as to whether, when and how to utilize derivative instruments involves the exercise of skill and judgment, and even a well-conceived derivatives strategy may be unsuccessful. The use of derivative instruments involves brokerage fees and/or other transaction costs, which will be borne by the Fund.

Privately negotiated derivatives may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for a Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a privately negotiated derivative prior to its scheduled termination date, which creates a possibility of increased volatility and/or decreased liquidity for the Fund.

Investment in futures-related and commodity-linked derivatives may subject a Fund to additional risks, and in particular may subject a Fund to greater volatility than investments in traditional securities. The value of futures-related and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. In order to qualify for the special tax treatment available to regulated investment companies under the Internal Revenue Code, a Fund must derive at least 90% of its gross income each taxable year from certain specified types of investments. It is currently unclear which types of commodities-linked derivatives fall within these specified investment types. As a result, if a Fund’s investment in commodities-linked derivatives were to exceed a certain threshold, the Fund could fail to qualify for the special tax treatment available to regulated investment companies under the Internal Revenue Code.

Diversification

A Fund that is “non-diversified” is not subject to the diversification requirements of the 1940 Act, which generally limit investments, as to 75% of a Fund’s total assets, to no more than 5% in securities in a single issuer and 10% of an issuer’s voting securities. A non-diversified Fund must, however, comply with the tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of a non-diversified Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Dividend Rolls

A Fund may perform “dividend rolls.” A dividend roll is an arrangement in which a Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable requirements are met, the dividend will qualify for the corporate “dividends-received deduction.”

Duration

Duration is one of the fundamental tools used by Forward Management and/or a Fund’s sub-advisor in security selection for certain Funds. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to change by approximately 3% with a 1% change in interest rates. Assumptions generally accepted by the industry concerning the probability of early payment and other factors may be used in the calculation of duration for debt securities that contain put or call provisions, sometimes resulting in a duration different from the stated maturity of the security. With respect to certain mortgage-backed securities, duration is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. The maturity of a security measures only the time until final payment is due and, in the case of a mortgage-backed security, does not take into account the factors included in duration.

A Fund’s duration directly impacts the degree to which asset values fluctuate with changes in interest rates. For every 1% change in interest rate, a Fund’s net asset value is expected to change inversely by approximately 1% for each year of duration. For example, a 1% increase in interest rate would be expected to cause a fixed-income portfolio with an average dollar weighted duration of five years to decrease in value by approximately 5% (1% interest rate increase multiplied by the five-year duration).

Equity Securities

Certain Funds may invest in equity securities without regard to market capitalization. Equity securities consist of exchange-traded, over-the-counter and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests, and equity participations.

Investments in equity securities are subject to a number of risks, including the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which a Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services, and the value of a Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.

Exchange-Traded Funds (“ETFs”)

Certain Funds may invest in shares of ETFs. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange or New York Stock Exchange. ETFs are priced continuously and trade throughout the day. Each share represents an undivided ownership interest in the portfolio of stocks held by an ETF. ETFs acquire and hold either:

•	shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself;

•	shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index; or

•	shares of companies included in a basket of securities.

The value of shares of ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index or basket of securities, should, under normal circumstances, closely track the value of the underlying component stocks. Such ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. A Fund’s investment in ETFs will be subject to the risks of investing in the ETFs’ underlying securities.

In connection with its investment in ETF shares, a Fund will incur various costs. A Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs. In addition, a Fund is subject to other fees as an investor in ETFs. Generally, those fees include, but are not limited to, Trustees’ fees, operating expenses, licensing fees, registration fees, and marketing expenses.

ETFs that are organized as unit investment trusts are registered under the 1940 Act as investment companies. Examples of such ETFs include iShares and Standard & Poor’s Depositary Receipts (“SPDRs”). These ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF at all. Instead, these ETF issues and redeems its shares in large blocks (typically 50,000 of its shares) called “creation units.” Creation units are issued to anyone who deposits a specified portfolio of these ETFs’ underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, and creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Most ETF investors, however, purchase and sell these ETF shares in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. ETF investors generally must pay a brokerage fee for each purchase or sale of these ETF shares, including purchases made to reinvest dividends. Because these ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

Aggressive ETF Investment Technique Risk. These ETFs may use investment techniques and financial instruments that could be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements, and similar instruments. An ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Such instruments, particularly when used to create leverage, may expose the ETF to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes an ETF to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying the ETF’s benchmark.

Inverse Correlation ETF Risk. ETFs benchmarked to an inverse multiple of an index should lose value as the index or security underlying such ETF’s benchmark is increasing (gaining value), a result that is the opposite from traditional mutual funds.

Leveraged ETF Risk. Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. While only certain ETFs employ leverage, many may use leveraged investment techniques for investment purposes. The ETFs that employ leverage will normally lose more money in adverse market environments than ETFs that do not employ leverage. Trading in leveraged ETFs can be relatively illiquid, which means that they may be hard to purchase or sell at a fair price.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

Unlike regular bonds, there are no periodic interest payments, and principal is not protected. An investor could lose some of or the entire amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s annual fee.

ETFs and ETNs

ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index and will incur certain expenses not incurred by their applicable index. Certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF’s or ETN’s ability to track its index. Leveraged ETFs and ETNs are subject to the risk of a breakdown in the futures and options markets they use. Leveraged ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid. The market value of ETF or ETN shares may differ from their net asset value per share. This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its net asset value.

Foreign Currencies

Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debt.

Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of a Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Fund’s net asset value as expressed in U.S. dollars should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of a Fund will be based on changes attributable to fluctuations in the net asset value of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which a Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another.

Investments in foreign securities are normally denominated and traded in foreign currencies. The value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Some countries in which a Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on the Fund.

Foreign Currency Transactions

Certain Funds may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps, and other strategic transactions in connection with investments in securities of non-U.S. companies. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Certain Funds may enter into forward foreign currency exchange contracts (forward contracts) in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies, as well as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the price at which they are buying and selling various currencies. However, forward contracts may limit the potential gains which could result from a positive change in such currency relationships. Eventually some but not all forward contracts will be centrally-cleared and exchanged-traded. Although these changes are expected to decrease the counterparty risk involved in bilaterally negotiated contracts and increase market liquidity, exchange-trading and clearing would not make the contracts risk-free. A Fund will segregate or “earmark” assets determined to be liquid by Forward Management and/or the Fund’s sub-advisor, in accordance with procedures established by the Board of Trustees, to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Certain Funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring loses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to a Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See generally the discussion below on “Options on Securities, Securities Indices, Futures Contracts and Swap Indexes.”

Certain Funds may enter into interest rate swaps on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets (marked to market daily) having an aggregate net asset value at least equal to the accrued excess will be segregated or “earmarked.” If a Fund enters into an interest rate swap on other than a net basis, it would segregate or “earmark” assets in the full amount accrued on a daily basis of its obligations with respect to the swap. Forward Management and/or a Fund’s sub-advisor will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund, subject to the segregation requirement described above. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive.

While certain Fund portfolio managers are authorized to hedge against currency risk, they are not required to do so. Furthermore, certain Funds’ sub-advisors generally choose, in accordance with their investment philosophies, not to hedge currency exposure.

Forward Commitments

Certain Funds may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased, measured on a daily basis, will be segregated or “earmarked” on the Fund’s records at the trade date and maintained until the transaction is settled, so that the purchase of securities on a forward commitment basis is not deemed to be the issuance of a senior security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

Futures Contracts and Options on Futures Contracts

A Fund may invest in interest rate, credit linked, debt obligation, stock index and foreign currency futures contracts and options thereon for hedging and, for certain Funds, non-hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indices as well as financial instruments, including without limitation: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (“GNMA”) Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

A Fund may purchase and write call and put futures options. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference on the expiration date between the exercise price of the option and the closing level of the securities upon which the futures contracts are based. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. As an alternative to purchasing call and put options on futures, a Fund may purchase call and put options on the underlying securities.

A Fund may enter into futures contracts and futures options that are standardized and traded on a U.S. or other exchange, board of trade, or similar entity, or quoted on an automated quotation system, and the Funds may also enter into over-the-counter options on futures contracts.

Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

A Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system, or where quoted prices are generally available in the over-the-counter market.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn taxable interest income on initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired.

Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

With respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by segregating or “earmarking” liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to segregate or “earmark” liquid assets in an amount equal to the

Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled forwards or futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full notional value of such contracts. Options on futures and forward contracts will be covered in the manner set forth under “Options on Securities, Securities Indices, Futures Contracts and Swap Indices.”

Because of the low margin deposits required for certain futures, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

A Fund’s ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. The Funds intend to purchase or sell futures and related options only where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. The prices of futures contracts may be volatile, and the trading of futures contracts is subject to the risk of exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments. Use of futures and options on futures for hedging may also involve risks because of imperfect correlations between movements in the prices of the futures or options on futures and movements in the prices of the securities being hedged. Successful use of futures and related options by a Fund for hedging purposes also depends upon the ability of Forward Management and/or a Fund’s sub-advisor to predict correctly movements in the direction of the market, as to which no assurance can be given. A Fund’s use of futures and/or options on futures may leave the Fund in a worse position than if such strategies were not used.

A Fund’s investments in commodity futures contracts will be subject to additional costs and risks. In particular, the price of a commodity futures contract will reflect the storage cost of purchasing the underlying commodity and will subject a Fund to risks relating to reinvestment and economic and non-economic variables such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. A Fund will only invest in commodity-linked hybrid instruments that qualify for an exemption from the provisions of the Commodities Exchange Act under applicable rules of the Commodities Futures Trading Commission.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act. Income from certain hybrid instruments may not constitute qualifying income for purposes of Subchapter M. Accordingly, a Fund will monitor the income produced from such investments so that when such income is combined with the Fund’s other non-qualifying income, the Fund will not have more than 10% non-qualifying income.

Illiquid Securities

A Fund may invest in illiquid or restricted securities if Forward Management and/or the Fund’s sub-advisor believes that they present an attractive investment opportunity. A Fund may not invest more than 15% of its net assets (5% of its total assets with respect to the Forward U.S. Government Money Fund) in illiquid or restricted securities. Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment. Its illiquidity might prevent the sale of such a security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition.

Illiquid securities generally include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed-time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that Forward Management and/or a Fund’s sub-advisor has determined to be liquid under procedures approved by the Board of Trustees).

A Fund’s investments may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Funds’ procedures, restricted securities may be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

Infrastructure Investments

Certain Funds may invest in the securities of infrastructure-related companies. (The Forward Global Infrastructure Fund invests, under normal conditions, at least 80% of its net assets in such companies). The Funds consider a company to be an infrastructure-related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. These companies include businesses involved in the ownership, operation or financing of the physical structures and networks used to provide essential services to society. Infrastructure-related companies may include, but are not necessarily limited to, those companies that are active in transportation services (including toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utilities (including electricity, electricity transmission, electricity generation, gas and water distribution, sewage treatment, broadcast and wireless towers, cable and satellite networks), social assets (including courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing), and those companies whose products and services are related to the infrastructure industry (such as manufacturers and distributors of building supplies and financial institutions that issue or service debt secured by infrastructure assets).

Infrastructure-related companies are subject to a variety of factors that may affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. These companies may also be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps, and the imposition of special tariffs and changes in tax laws, regulatory policies, and accounting standards.

Other factors that may affect the operations of infrastructure-related companies include changes in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts or political actions, and risks of environmental damage due to a company’s operations or an accident.

Initial Public Offering (“IPO”) Holding

IPO holding is the practice of participating in an IPO with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Because of the cyclical nature of the IPO market, from time to time there may not be any IPOs in which a Fund can participate. Even when a Fund requests to participate in an IPO, there is no guarantee that the Fund will receive an allotment of shares in an IPO sufficient to satisfy the Fund’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

International Sanctions

From time to time, certain of the companies in which a Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, a Fund will be indirectly subject to those risks.

Investment in Foreign and Developing Markets

A Fund may purchase securities of companies domiciled in any foreign country, developed or developing. Potential investors in these Funds should consider carefully the substantial risks involved in securities of companies and governments of foreign social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about U.S. companies. Most foreign companies are not generally subject to uniform accounting and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries are generally subject to negotiation, as in the U.S., but they are likely to be higher. Transaction costs and custodian expenses are likely to be higher in foreign markets. In many foreign countries there may be less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Furthermore, securities in which a Fund invests may be held in foreign banks and securities depositories, which may be recently organized and subject to limited or no regulatory oversight.

Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

Investments in businesses domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; (viii) currency fluctuations; and (ix) the contagious effect of market or economic setbacks in one country on another developing country.

A Fund will attempt to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchanges (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withholding portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, exit levies, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

Investments in foreign securities and deposits with foreign banks or foreign branches of U.S. banks may be subject to nationalization, expropriation, confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), government approval for the repatriation of investment income, capital, or the sale of securities, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political, diplomatic, and economic developments that could adversely affect a Fund’s investments. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in a foreign security. The Funds will treat investments that are subject to repatriation restrictions of more than seven days as illiquid securities.

European Economic Risk. European financial markets have recently experienced volatility and have been adversely affected by concerns about rising government debt levels, credit rating downgrades, and possible default on or restructuring of government debt. These events have affected the value and exchange rate of the euro, which subjects a Fund’s investments tied economically to Europe or the euro to additional risks. Investing in euro-denominated (or other European currency-denominated) securities also entails the risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. The governments of several member countries of the European Union (EU) have experienced large public budget deficits, which have adversely affected the sovereign debt issued by those countries and may ultimately lead to declines in the value of the euro.

It is possible that EU member countries that have already adopted the euro could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment or a country’s forced expulsion from the euro on that country, the rest of the EU, and global markets are impossible to predict, but are likely to be negative and may include, but are not limited to: (i) flight of capital from perceived weaker countries to stronger countries in the EU; (ii) default on the domestic debt of any exiting country; (iii) collapse of the domestic banking system of any exiting country; (iv) seizure of cash or assets in the effected countries; (v) imposition of capital controls that may discriminate in particular against foreigners’ asset holdings; and (vi) political or civil unrest. The exit of any country out of the EU would likely have an extremely destabilizing effect on all EU member countries and their economies and a negative effect on the global economy as a whole. In addition, under these circumstances, it may be difficult to value investments denominated in euros or in a replacement currency and there may be operational difficulties related to the settlement of trades of euro-denominated holdings.

Investments in a Wholly-Owned Subsidiary (Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, and Forward Select Opportunity Fund)

The Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund may invest in their respective Subsidiary. Investments in a Subsidiary are expected to provide a Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent IRS private letter rulings, as discussed below under “Tax Considerations.” Each Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. Each Fund is currently the sole shareholder of its respective Subsidiary. A Subsidiary may invest without limitation in commodity index-linked securities (including leveraged and unleveraged structured notes) and other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodity markets. Although a Fund may invest in commodity-linked derivative instruments directly, the Fund may gain exposure to these derivative instruments indirectly by investing in its Subsidiary. Each Subsidiary also invests in fixed income securities, which are intended to serve as margin or collateral for the Subsidiary’s derivative positions. To the extent that a Fund invests in its Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Fund’s prospectus and this SAI.

The Forward Select Opportunity Fund may invest in its Subsidiary. Investments in the Subsidiary are expected to provide the Fund with exposure to restricted securities. The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is currently the sole shareholder of the Subsidiary. Although the Fund may invest in restricted securities directly, the Fund may gain exposure to these securities indirectly by investing in the Subsidiary. To the extent that the Fund invests in the Subsidiary, it may be subject to the risks associated with restricted securities, which are discussed elsewhere in the Fund’s prospectus and this SAI.

Each Subsidiary is not an investment company registered under the 1940 Act and, unless otherwise noted in a Fund’s prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in each Fund’s prospectus and this SAI and could negatively affect the Fund and its shareholders.

Leverage

Certain Funds can buy securities with borrowed money (a form of leverage) or engage in certain transactions, such as derivatives, reverse repurchase agreements and dollar rolls, that may give rise to a form of leverage. Leverage exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio securities. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet asset coverage or asset segregation requirements when it may not be advantageous to do so. If a Fund borrows money, the 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. To the extent a Fund borrows money, the Fund may incur interest costs that may or may not be recovered by appreciation of the securities purchased. To mitigate leverage risk with respect to transactions that may give rise to a form of leverage, a Fund will maintain segregated or “earmarked” liquid assets to cover its obligations.

Liquidity Management Practices

Certain Funds may periodically enter into Letter of Credit or Line of Credit arrangements with banks and other financial intermediaries for the specific purpose of providing liquidity to the Fund. As capital markets are not always liquid or efficiently priced, it may from time to time be necessary for the Fund to borrow money or put securities to banks or other financial intermediaries in order to meet shareholder liquidity demands. The percentage of net assets of which a Fund may enter into a Letter of Credit or Line of Credit arrangement are limited to the extent permitted by the 1940 Act and rules and interpretations thereunder.

In the case of a Letter of Credit arrangement, for a fee paid by the Fund, a bank or other suitable financial intermediary would agree to assume ownership (irrevocably) of securities held in the portfolio for the amortized cost of those securities. In the case of a Line of Credit arrangement, the Fund enters into agreements with banks or other financial intermediaries to supply loan availability to the Fund, where the Fund pledges securities positions within the Fund as collateral.

The Forward U.S. Government Money Fund will comply with the daily and weekly liquidity requirements set forth in Rule 2a-7 under the 1940 Act and, as such, must maintain a portion of its assets in cash and securities that can readily be converted into cash, which may have a negative effect on yield.

Loan Participations and Assignments

A Fund may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, a Fund’s investments in loans are expected to take the form of loan participations and assignments of loans from third parties. Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan. Participations and assignments involve special types of risk, including limited marketability and the risks of being a lender. See “Illiquid Securities” for a discussion of the limits on the Funds’ investments in loan participations and assignments with limited marketability. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to that of the borrower. In assignments, a Fund’s rights against the borrower may be more limited than those held by the original lender.

In addition, loan investments are subject to a number of other risks, including but not limited to the following: (1) non-payment of interest and/or principal; (2) to the extent a loan is collateralized, a decline in the value of collateral and difficulty or delay in obtaining or selling collateral in the event of the borrower’s default or bankruptcy; (3) lack of publicly available information about borrowers; and (4) the highly speculative nature of indebtedness of companies with poor creditworthiness, including the risk that companies will never pay off their indebtedness.

Master Limited Partnerships (“MLPs”)

Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Money Market Instruments

Certain Funds may invest in the following instruments which are commonly referred to as “money market instruments”:

(i) Obligations (including certificates of deposit and bankers’ acceptances) maturing in 13 months or less of (a) banks organized under the laws of the U.S. or any state thereof (including foreign branches of such banks) or (b) U.S. branches of foreign banks or (c) foreign banks and foreign branches thereof; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term “certificates of deposit” includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. “Eurodollars” are dollars deposited in banks outside the U.S.; the Funds may invest in Eurodollar instruments of foreign and domestic banks; and

(ii) Commercial paper, variable amount demand master notes, bills, notes, and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies or instrumentalities, maturing in 13 months or less, an denominated in U.S. dollars. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph (i) above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by Forward Management and/or a Fund’s sub-advisor.

The Forward U.S. Government Money Fund may invest up to 20% of its net assets in commercial paper, variable amount demand master notes, bills, notes, and other obligations issued by a U.S. company (or in repurchase agreements secured by such instruments), maturing in 13 months or less, denominated in U.S. dollars, and determined by Forward Management to (i) present minimal credit risk, and (ii) be issued by issuers that have the highest capacity to meet their short term financial obligations. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by Forward Management.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related or other asset-backed securities. The value of some mortgage-related or asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of Forward Management and/or the Fund’s sub-advisor to correctly forecast interest rates and other economic factors.

Mortgage pass-through securities are securities representing interests in “pools” of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such securities can be expected to increase.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by the Federal National Mortgage Association or “FNMA” or the Federal Home Loan Mortgage Corporation or “FHLMC”), which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations (“CMOs”) are hybrid mortgage-related instruments. Interest and pre-paid principal on a CMO are paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by a Fund, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests. Certain Funds will only invest in privately-issued CMOs that are collateralized by mortgage-backed securities issued or guaranteed by GNMA Certificates, FNMA or FHLMC or CMOs issued by FHLMC.

A real estate mortgage investment conduct (“REMIC”) must elect to be, and must qualify for treatment as such, under the Internal Revenue Code. A REMIC must consist of one or more classes of “regular interests,” some of which may be adjustable rate, and a single class of “residual interests.” To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured, principally by real property. Certain Funds do not intend to invest in residual interests. Congress intended for REMICs to ultimately become the exclusive vehicle for the issuance of multi-class securities backed by real estate mortgages. If a trust or partnership that issues CMOs does not elect and qualify for REMIC status, it will be taxed at the entity level as a corporation.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. A Fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit, and prepayment risks.

Mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls (see “Reverse Repurchase Agreements and Dollar Roll Arrangements” below), CMO residuals or stripped mortgage-backed securities (“SMBS”), and may be structured in classes with rights to receive varying proportions of principal and interest.

A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially adversely affected. A Fund may invest in other asset-backed securities that have been offered to investors. Each Fund (except the Forward U.S. Government Money Fund) will treat IOs and POs as illiquid securities except where the security can be sold within seven days at approximately the same amount at which it is valued by the Fund and there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings). Additionally, the security will be treated as illiquid unless: (i) it is rated at least “BBB”/“Baa” or a comparable rating from another nationally recognized statistical ratings organization, (ii) at least two dealers make a market in the security, (iii) there are at least three sources from which a price for the security is readily available; and (iv) the security is U.S. government issued and backed by fixed-rate mortgages.

The yield characteristics of mortgage-related securities and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

Although the extent of prepayments in a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-related securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage-related securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Asset-backed securities involve certain risks that are not posed by mortgage-related securities, because asset-backed securities do not usually have the type of security interest in the related collateral that mortgage-related securities have. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce a creditor’s ability to realize full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

At times the value of mortgage or asset-backed securities may be particularly sensitive to changes in the general level of interest rates. Early repayment of principal on some mortgage or asset-backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. When the general level of interest rates rise, the value of a mortgage or asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage or asset-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages or assets will affect the price and volatility of a mortgage or asset-backed securities, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages or assets increase the effective maturity of these securities, the volatility of the security can be expected to increase. The value of these securities may also fluctuate in response to other idiosyncratic circumstances.

Options on Securities, Securities Indices, Futures Contracts, Swap Contracts, and Swap Indices

Certain Funds may write covered put and call options and/or purchase put and call options on securities, securities indices, and futures contracts that are traded on U.S. and foreign exchanges and over-the-counter, as well as options on swaps and swap indices for hedging and/or non-hedging purposes. An option on a security, futures contract or swap contract is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, futures contract or swap contract (in the case of a call option) or to sell a specified security, futures contract or swap contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators. An option on an index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. One purpose of purchasing put options is to protect holdings in an underlying or related security or swap contract against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities or swap contracts.

A Fund may write a call or put option only if the option is “covered.” A call option on a security, index, futures contract, swap contract or swap index written by a Fund is “covered” if the Fund owns the underlying security, index, futures contract, swap contract or swap index covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated or “earmarked” account by its custodian) upon conversion or exchange of other securities held in its portfolio, or otherwise segregates or “earmarks” liquid assets in an amount equal to the value of the underlying instrument on a daily, marked-to-market basis. A call option on a security, index, futures contract, swap contract or swap index is also covered if a Fund holds a call on the same security, index, futures contract, swap contract or swap index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash or high-grade U.S. government securities in a segregated or “earmarked” account with its custodian. A put option on a security, index, futures contract, swap contract or swap index written by a Fund is “covered” if the Fund maintains liquid assets with a value equal to the exercise price in a segregated or “earmarked” account with its custodian, or else holds a put on the same security, index, futures contract, swap contract or swap index, and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security, index, futures contract, swap contract or swap index. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, a Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

A Fund will receive a premium from writing a put or call option, which increases gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security, index, futures contract, swap contract or swap index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security, index, futures contract, swap contract or swap index rises, however, a Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in its investments. By writing a put option, a Fund assumes the risk of a decline in the underlying security, index, futures contract, swap contract or swap index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security, index, futures contract, swap contract or swap index, writing covered put options will increase a Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

A Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, a Fund will seek to offset a decline in value of the portfolio investments being hedged through appreciation of the put option. If the value of a Fund’s investments does not decline as anticipated, or if the value of the option does not increase, the Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security, index, futures contract, swap contract or swap index, and the changes in value of a Fund’s investment holdings being hedged.

A Fund may purchase call options on individual securities or futures or swap contracts to hedge against an increase in the price of securities or futures or swap contracts that it anticipates purchasing in the future. Similarly, a Fund may purchase call options on a securities or swap index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting reinvestment. When purchasing call options, a Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security, index, futures contract, swap contract or swap index does not rise.

A Fund may purchase and write covered put and covered call options that are traded on U.S. or foreign securities exchanges or that are listed on the NASDAQ Stock Market. Currency options may be either listed on an exchange or traded over-the-counter. Options on financial futures and stock indices are generally settled in cash as opposed to the underlying securities.

Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. Over-the-counter options are privately negotiated with the counterparty to such contract and are purchased from and sold to dealers, financial institutions or other counterparties which have entered into direct agreements with a Fund. Over-the-counter options differ from exchange-traded options in that over-the-counter options are transacted with the counterparty directly and not through a clearing corporation (which guarantees performance). If the counterparty fails to take delivery of the securities underlying an option it has written, a Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. Consequently, a Fund must rely on the credit quality of the counterparty and there can be no assurance that a liquid secondary market will exist for any particular over-the-counter options at any specific time. Certain Funds will limit the purchase and sale of options to those listed on a national securities exchange and issued by the Options Clearing Corporation.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, it may experience losses in some cases as a result of such inability. The value of over-the-counter options purchased by a Fund, as well as the cover for options written by a Fund, are considered not readily marketable and are subject to the Trust’s limitation on investments in securities that are not readily marketable, unless the over-the-counter option written by a Fund is sold to a dealer who agrees that the Fund may repurchase the option at a maximum price determined by a formula in the option agreement. The cover for that option will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

There are several risks associated with transactions in options on securities, futures or swaps indices, and even a small investment in securities such as options can have a significant impact on a Fund’s exposure to stock market values, interest rates or the currency exchange rate. For example, there are significant differences between the securities, futures or swaps markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a securities, futures or swaps index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by a Fund, it would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding. A Fund’s use of options may leave the Fund in a worse position than if it had not invested in options.

Participation Notes (“P-Notes”)

P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which a Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because a Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, a Fund will incur transaction costs as a result of investment in P-Notes.

Preferred Stock

Certain Funds may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. A Fund may purchase preferred stock of companies which have also issued other classes of preferred stock or debt obligations that may take priority as to payment of dividends over the preferred stock held by the Fund.

Private Investment Funds

Certain Funds may invest in private investment funds, also known as hedge funds, which will pursue alternative investment strategies. An investment in a private investment fund involves certain risks relating to, among other things, the nature of the investments and investment techniques to be employed by the private investment fund. Because of the speculative nature of the investments and trading strategies of private investment funds, there is a risk that a Fund may suffer a significant or complete loss of its invested capital in one or more private investment funds. Private investment funds may utilize a variety of special investment instruments and techniques to hedge the portfolios of the funds against various risks (such as changes in interest rates or other factors that affect security values) or for non-hedging purposes to pursue a fund’s investment objective. Certain of the special investment instruments and techniques that the fund may use are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions. Interests in a private investment fund are not generally registered under the 1933 Act and the transferability or withdrawal of such interests is substantially restricted.

Privately-Issued Stripped Securities

Certain Funds may invest in principal portions or coupon portions of U.S. government Securities that have been separated (stripped) by banks, brokerage firms, or other entities. Stripped securities are usually sold separately in the form of receipts or certificates representing undivided interests in the stripped portion and are not considered to be issued or guaranteed by the U.S. government. Stripped securities may be more volatile than nonstripped securities.

Privatizations

Certain Funds may invest in privatizations. The Funds believe that foreign government programs of selling interests in government-owned or controlled enterprises (“privatizations”) may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as a Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

Quantitative Strategy

A quantitative strategy means that investments are selected based upon a customized group of proprietary models designed by Forward Management and/or a Fund’s sub-advisor. A model attempts to enhance returns, within defined risk parameters, relative to a benchmark by analyzing relevant market related information. The success of certain Funds’ principal investment strategies depends on the skill of Forward Management and/or the Fund’s sub-advisor in designing and using its analytical model as a tool for selecting investments. A flaw in the design of an analytical models may result in a Fund having a lower return than if the Fund was managed using a fundamental or passive investment management strategy.

Real Estate Securities

Certain Funds may invest in the common and senior securities of real estate investment trusts (“REITs”) and other real estate companies, including preferred stock, convertible preferred stock, and corporate debt. (The Forward International Real Estate Fund invests primarily in non-U.S. securities of real estate and real estate-related companies). A REIT is a corporation or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code. The Internal Revenue Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Internal Revenue Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute to shareholders annually 90% or more of its otherwise taxable income.

REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. An equity REIT invests primarily in the fee ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio and have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

Investments in REITs and real estate securities may be subject to certain of the same risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate generally; changes in neighborhood or property appeal; environmental clean-up costs; condemnation or casualty losses; risks related to general and local economic conditions; legislative or regulatory changes; over-building and competition; increases in property taxes and operating expenses; lack of availability of mortgage funds; high or extended vacancy rates; and rent controls or variations in rental income. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Rising interest rates may cause REIT investors to demand a higher annual return, which may cause a decline in the prices of REIT equity securities. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors may elect to prepay, and such prepayment may diminish the yield on securities issued by those REITs. In addition, mortgage REITs may be affected by the borrowers’ ability to repay their debt to the REIT when due. Equity REIT securities may be affected by changes in the value of the underlying property owned by the REIT and the ability of tenants to pay rent. In addition, REITs may not be diversified and are subject to heavy cash flow dependency and self liquidation. REITs are subject to the possibility of failing to qualify for tax-free pass-through of income and failing to maintain exemption under the 1940 Act. Also, equity REITs may be dependent upon management skill and may be subject to the risks of obtaining adequate financing for projects on favorable terms. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

In the event that an issuer of real estate-related securities suffers adverse changes in its financial condition, this could lower the credit quality of the securities it has issued, leading to greater volatility in the price of the securities and in the shares of a Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for a Fund to sell. To the extent that an issuer has exposure to sub-prime investments, this may further affect the liquidity and valuation risk associated with the issuer.

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends received deduction, or, generally, for treatment as qualified dividend income.

ReFlow

A Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund, but in no case will ReFlow’s position in any Fund exceed $15 million.

ReFlow Services, LLC (“ReFlow Services”), the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. Among other things, the procedures require that all decisions with respect to whether to participate in a particular auction or the terms bid in an auction will be made solely by the relevant portfolio management personnel of Forward Management and/or a Fund’s sub-advisor. In addition, ReFlow Services may not provide any information to Forward Management or the sub-advisors with respect to the ReFlow auctions that differs in kind from that provided to any other participating funds in ReFlow. The Board will receive quarterly reports regarding the Funds’ usage of the program, and shall determine annually whether continued participation in the program is in the best interests of the Funds and their shareholders.

Regulation S Securities

A Fund may invest in equity or fixed income securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC, including offerings outside the United States, pursuant to Regulation S under the 1933 Act (“Regulation S Securities”). Because Regulation S Securities are subject to legal or contractual restrictions on resale, these securities may be considered illiquid. Furthermore, as these securities are generally less liquid than registered securities traded on established secondary markets, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although Regulation S Securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S Securities may involve a high degree of business and financial risk and may result in substantial losses.

Regulatory and Market Developments

Recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and non-U.S. governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could diminish or preclude a Fund’s ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of a Fund’s portfolio holdings.

On behalf of certain of the Funds, the Investment Advisor has claimed an exclusion from the definition of the term “commodity pool” under the Commodity Exchange Act (“CEA”) and, therefore, these Funds are not subject to registration or regulation as a commodity pool under the CEA. The Investment Advisor is not deemed to be a “commodity pool operator” with respect to its service as investment advisor to these Funds. However, the CFTC has adopted certain rule amendments that significantly affect the exclusions available to Funds, limiting the amount of commodity interest investing in which a Fund intending to rely on the exclusion may engage. With regard to operation of certain of the Funds, the Investment Advisor has registered as a commodity pool operator and is subject to regulation by the CFTC. The following Funds are currently subject to CFTC regulation:

Forward Balanced Allocation Fund	Forward Growth & Income Allocation Fund
Forward Commodity Long/Short Strategy Fund	Forward Income & Growth Allocation Fund
Forward Total MarketPlus Fund	Forward Managed Futures Strategy Fund
Forward Frontier Strategy Fund	Forward Multi-Strategy Fund
Forward Growth Allocation Fund

If a Fund operates subject to CFTC regulation, it may incur additional expenses.

Repurchase Agreements

Securities held by a Fund may be subject to repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short time period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price which represents the Fund’s cost plus interest. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the period that the underlying security is held by the Fund. Repurchase agreements involve certain risks, including seller’s default on its obligation to repurchase or seller’s bankruptcy. The Funds will enter into such agreements only with commercial banks and registered broker-dealers, as well as other financial institutions which Forward Management and/or the Fund’s sub-advisor deems creditworthy under guidelines approved by the Board of Trustees. In these transactions, the securities issued by the Funds will have a total value in excess of the value of the repurchase agreement during the term of the agreement. If the seller defaults, the respective Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest, and it may incur expenses in selling the security. In addition, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code of 1983 or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Funds’ management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

In a repurchase agreement, a Fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. To protect a Fund from risk that the original seller will not fulfill its obligations, the securities are held in accounts of the Fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. If a seller defaults on its repurchase obligations, a Fund may suffer a loss in disposing of the security subject to the repurchase agreement. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as costs and delays to a Fund in connection with bankruptcy proceedings), it is the current policy of the Funds to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by Forward Management and/or a Fund’s sub-advisor.

Reverse Repurchase Agreements and Dollar Roll Agreements

A Fund may enter into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. While a reverse repurchase agreement is outstanding, a Fund will maintain segregated or “earmarked” liquid assets to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Forward Management and/or the Fund’s sub-advisor. Such transactions may increase fluctuations in the market value of a Fund’s assets and may be viewed as a form of leverage. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

Rule 144A Securities

Certain Funds may purchase securities that are not registered under the 1933 Act, but that can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). In addition to an adequate trading market, the Board will also consider factors such as trading activity, availability of reliable price information, and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board will carefully monitor any investments by the Funds in Rule 144A Securities.

Rule 144A securities may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by a Fund.

Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers (as such term is defined under Rule 144A). Forward Management anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A eligible restricted securities held by a Fund, however, could affect adversely the marketability of such Fund’s securities and, consequently, the Fund might be unable to dispose of such securities promptly or at favorable prices. Forward Management and/or a Fund’s sub-advisor will monitor the liquidity of such restricted securities under the supervision of the Board.

Securities issued pursuant to Rule 144A are not deemed to be illiquid. Forward Management and/or a Fund’s sub-advisor will monitor the liquidity of such restricted securities subject to the supervision of the Board. In reaching liquidity decisions, Forward Management and/or a Fund’s sub-advisor must first find that the security can be sold within seven days at approximately the same amount at which it is valued by the Fund and that there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings). Furthermore, the security will be considered liquid if the following criteria are met: (a) at least two dealers make a market in the security; (ii) there are at least three sources from which a price for the security is readily available; and (iii) settlement is made in a “regular way” for the type of security at issue.

Securities Issued by Other Investment Companies

Certain Funds may invest in securities of other investment companies, including investment companies which may not be registered under the 1940 Act. Certain Funds may invest in affiliated and unaffiliated no-load, open-end money market funds and short-term bond funds for cash management purposes. By investing in another investment company, a Fund is exposed to the risks of the underlying investment company in which it invests in proportion to the amount of assets the Fund allocates to the underlying investment company. In addition, a Fund’s investment in other investment companies is limited by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A Fund’s investments in other investment companies may include investments in various ETFs, subject to the Fund’s investment objective, policies, and strategies as described in the prospectus. ETFs are discussed above in greater detail.

Generally, a Fund will not purchase securities of another investment company if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund, or (iii) more than 5% of the Fund’s total assets would be invested in any one such investment company. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Securities Lending

In order to generate additional income, certain Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage of the value of the Fund’s net assets under applicable laws and regulations, currently 33-1/3%. Each Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid, high-grade debt securities, or by a letter of credit in favor of the Fund in a separate account maintained by the custodian at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. Loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. A Fund may pay reasonable finders’ and custodial fees in connections with loans. In addition, a Fund will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and a Fund will not lend its securities to any director, officer, employee, or affiliate of Forward Management, the Administrator or the Distributor, unless permitted by applicable law.

Short Sales

Certain Funds may make short sales of securities as part of its overall portfolio management strategies and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale (other than a short sale “against the box,” as discussed below), it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated assets determined to be liquid by Forward Management and/or the Fund’s sub-advisor in accordance with procedures established by the Board of Trustees.

A Fund may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Short Sales Against the Box

Certain Funds may enter into a short sale of a security such that, so long as the short position is open, the Fund will own an equal amount of preferred stock or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as one “against the box,” will be entered into by a Fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date, when the Fund delivers the convertible securities to close out its short position. Although, prior to delivery, a Fund will have to pay an amount equal to any dividends paid on the common stock sold short, the Fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. A Fund will deposit, in a segregated account with its custodian, convertible preferred stocks or convertible debt securities in connection with short sales against the box.

Sovereign Debt Securities

Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which a Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities. Brady Bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica,

Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.

Stable Net Asset Value

The Forward U.S. Government Money Fund seeks to preserve the value of your investment at $1.00 per share, although there is no assurance that it will do so. It is possible to lose money by investing in the Fund. The Fund utilizes the amortized cost method of valuation in accordance with regulations issued by the SEC. Accordingly, the Fund will limit its investments to those instruments with a maturity of 397 days or less.

Structured Notes

A Fund may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund bears the risk that the issuer of the structured note will default or become bankrupt. A Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, a Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, a Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

A Fund may invest in equity-linked structured notes (which would be linked to an equity index) to a significant extent. A highly liquid secondary market may not exist for the structured notes a Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for a Fund to sell the structured notes it holds at an acceptable price or accurately value such notes.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks.

Swap Agreements

A Fund may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. The Funds may enter into swap agreements that are traded over-the-counter and swap agreements that are centrally-cleared and exchange-traded. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

A Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated or “earmarked” account consisting of assets determined to be liquid by Forward Management and/or the Fund’s sub-advisor in accordance with procedures established by the Board of Trustees, to limit any potential leveraging of the Fund’s portfolio.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the ability of Forward Management and/or the Fund’s sub-advisor to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Currently, some, but not all, interest rate swaps and credit default swaps are subject to central clearing. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty and the Fund’s counterparty on the swap agreement becomes the central counterparty. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments will ultimately require the clearing and exchange-trading of many over-the-counter derivative contracts including interest rate swaps and credit default swaps. Although these changes are expected to decrease the counterparty risk involved in bilaterally negotiated contracts and increase market liquidity, exchange-trading and clearing would not make the contracts risk-free. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit a Fund’s ability to use swap agreements and/or require a Fund to trade its swaps in its respective wholly-owned subsidiary. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. In addition, a Fund’s use of swaps may reduce the Fund’s returns and increase volatility.

U.S. Government Obligations

Obligations of certain agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Federal Farm Credit Banks or FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by FHLMC, FNMA, Federal Home Loan Banks, and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the U.S. Treasury.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement were both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Variable and Floating Rate Securities

Variable and floating rate securities are instruments that have a coupon or interest rate that is adjusted periodically due to changes in a base or benchmark rate. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event-based, such as based on a change in the prime rate.

A Fund may engage in credit spread trades and invest in floating rate debt instruments (“floaters”). A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against a rise in interest rates, although a Fund will participate in any declines in interest rates as well.

A Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality, and a Fund accordingly may be forced to hold such an instrument for long periods of time and/or may experience losses of principal in such investment. In particular, when interest rates are declining, coupon payments will rise at periodic intervals. This rise in coupon payments causes rapid dramatic increases in prices compared to those expected from conventional fixed-income instruments of similar maturity. Conversely, during times of rising interest rates, the coupon payments will fall at periodic intervals. This fall in coupon payments causes rapid dramatic decreases in prices compared to those expected from conventional fixed-income instruments of similar maturity. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.

If a Fund invests in inverse floaters, it will generally treat inverse floaters as illiquid securities except for (i) inverse floaters issued by U.S. government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by Forward Management and/or a Fund’s sub-advisor subject to the supervision of the Board of Trustees or (ii) where such securities can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

Variable and floating rate notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by Forward Management and/or a Fund’s sub-advisor under guidelines approved by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, Forward Management and/or a Fund’s sub-advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding, and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Warrants

Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

When-Issued Securities and Firm Commitment Agreements

Certain Funds may purchase securities on a delayed delivery or “when-issued” basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). A Fund will not purchase securities the value of which is greater than 15% of its net assets on a when-issued or firm commitment basis. A Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to a Fund until it accepts delivery of the security. A Fund will not use such transactions for leveraging purposes and, accordingly, will segregate or “earmark” cash, cash equivalents, or liquid securities in an amount sufficient to meet its payment obligations thereunder. Although these transactions will not be entered into for leveraging purposes, to the extent a Fund’s aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of a Fund’s portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As a Fund’s aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. A Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

Zero-Coupon Securities

Certain Funds may invest in zero-coupon securities. A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Zero-coupon securities are more volatile than cash pay securities. A Fund accrues income on these securities prior to the receipt of cash payments. A Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

PORTFOLIO TRANSACTIONS

The Investment Advisor and Sub-Advisors are authorized to select the brokers or dealers that will execute transactions to purchase or sell investment securities for the Funds. In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreement and/or Sub-Advisory Agreements, each Investment Advisor or Sub-Advisor determines which brokers are eligible to execute portfolio transactions for the Funds. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker,” unless in the opinion of the Investment Advisor or Sub-Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, the Investment Advisor or Sub-Advisor will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable combination of price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors such as the firm’s ability to engage in transactions in shares of banks and thrifts that are not listed on an organized stock exchange. Consideration may also be given to those brokers that supply research and statistical information to the Investment Advisor and/or the Sub-Advisors, and provide other services in addition to execution services. The Investment Advisor and Sub-Advisors are prohibited from considering a broker’s or dealer’s promotion or sale of Fund shares, or shares of any other registered investment company, when selecting brokers and dealers to effect a Fund’s portfolio securities transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of the Funds is subject to rules adopted by the FINRA and the Forward Funds’ Policies and Procedures Prohibiting the Use of Brokerage Commissions to Finance Distribution.

While it will be the Trust’s general policy to seek to obtain the most favorable combination of price and execution available, in selecting a broker to execute portfolio transactions for the Funds, the Investment Advisor or Sub-Advisor may also give weight to the ability of a broker to furnish brokerage and research services to the Investment Advisor or the Sub-Advisor. In negotiating commissions with a broker, the Investment Advisor or Sub-Advisor may therefore pay a higher commission than would otherwise be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Advisor or Sub-Advisor to be reasonable in relation to the value of the brokerage and research services provided by such broker, which services either produce a direct benefit to the Funds or assist the Investment Advisor or Sub-Advisor in carrying out its responsibilities to the Funds or its other clients. These services may include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

Purchases of the Funds’ portfolio securities also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers that specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Most debt securities are purchased and sold on a principal basis with the issuer, the issuer’s underwriter, or with a primary market-maker acting as a principal, with no brokerage commission being paid by a Fund. However, purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

Some securities considered for investment by a Fund may also be appropriate for other clients served by the Fund’s Investment Advisor or Sub-Advisor. If the purchase or sale of securities consistent with the investment policies of the applicable Fund and one or more of these other clients serviced by the Investment Advisor or Sub-Advisor is considered at or about the same time, transactions in such securities will be allocated among the Fund and the Investment Advisor’s or Sub-Advisor’s other clients in a manner deemed fair and reasonable by the Investment Advisor or Sub-Advisor. There is no specified formula for allocating such transactions. From time to time it may be in the best interest of a Fund (for example to reduce transactions costs or assure availability of securities) to either purchase or sell securities with other clients of the Fund’s Investment Advisor or Sub-Advisor. In the case of such “cross” transactions, the Investment Advisor or Sub-Advisor is required to follow procedures adopted by the Fund designed to ensure the transactions is fair to the Fund. The Investment Advisor or Sub-Advisor may utilize the services of affiliated broker-dealers to execute portfolio transactions for the Funds on an agency basis and may be paid brokerage commissions from the Funds for such services in accordance with rules adopted by the SEC. For fiscal years ended December 31, 2011, 2012, and 2013, the Funds did not pay any commissions to brokers who were affiliated with the Funds, the Investment Advisor, Sub-Advisor or Distributor, or any affiliated person of these entities.

The following table shows the brokerage commissions paid by each Fund in operation as of December 31, 2013 (except for the Forward U.S. Government Money Fund, which does not pay brokerage commissions) for the last three fiscal years.

	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/11
Forward Balanced Allocation Fund	$433	$385	$0
Forward Commodity Long/Short Strategy Fund	$0	$0	$0
Forward Credit Analysis Long/Short Fund	$570	$195	$1,575
Forward Dynamic Income Fund(1)	$16,891	N/A	N/A
Forward EM Corporate Debt Fund	$2,837	$411	$154
Forward Emerging Markets Fund	$58,733	$183,808	$413,457
Forward Endurance Long/Short Fund(2)	$42,219	$40,541	N/A
Forward Frontier Strategy Fund	$18,766	$18,336	$36,479
Forward Global Dividend Fund	$82,040	$22,699	$32,163
Forward Global Infrastructure Fund	$652,406	$315,876	$330,831
Forward Growth & Income Allocation Fund	$650	$556	$0
Forward Growth Allocation Fund	$700	$590	$0
Forward High Yield Bond Fund	$0	$0	$0
Forward Income & Growth Allocation Fund	$421	$321	$0
Forward Income Builder Fund	$0	$0	$0
Forward International Dividend Fund	$1,097,964	$445,430	$38,385
Forward International Real Estate Fund	$1,510,079	$923,753	$557,974
Forward International Small Companies Fund	$380,596	$624,468	$1,342,659
Forward Investment Grade Fixed-Income Fund	$1,761	$714	$512
Forward Managed Futures Strategy Fund(3)	$0	$2,947	N/A
Forward Multi-Strategy Fund	$0	$0	$0
Forward Real Estate Fund	$102,235	$37,768	$39,374

	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/11
Forward Real Estate Long/Short Fund	$170,440	$165,788	$263,347
Forward Select EM Dividend Fund(4)	$397,245	$149,192	$71,307
Forward Select Income Fund	$1,792,616	$1,414,302	$1,968,824
Forward Select Opportunity Fund(5)	$35,468	N/A	N/A
Forward Small Cap Equity Fund	$165,808	$218,164	$1,198,786
Forward Tactical Enhanced Fund	$531,655	$190,637	$83,434
Forward Tactical Growth Fund	$1,452,120	$919,483	$961,172
Forward Total MarketPlus Fund	$103,759	$19,219	$1,007

(1)	Since the Forward Dynamic Income Fund’s inception on July 31, 2013.
(2)	Since the Forward Endurance Long/Short Fund’s inception on December 31, 2011.
(3)	Since the Forward Managed Futures Strategy Fund’s inception on January 30, 2012.
(4)	Since the Forward Select EM Dividend Fund’s inception on May 1, 2011.
(5)	Since the Forward Select Opportunity Fund’s inception on July 31, 2013.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Other Purchase Information

For the Class A shares, the underwriter’s commission (paid to the Distributor) is the sales charge shown in the prospectus, less any applicable dealer concession. The dealer concession is paid to those firms selling shares as a member of the Funds’ broker-dealer network. The dealer concession is the same for all dealers. The Distributor may from time to time allow broker-dealers selling shares of the Funds to retain 100% of the sales charge. In such cases, the broker-dealer may be deemed an “underwriter” under the Securities Act of 1933, as amended.

For the period January 1, 2013 – December 31, 2013, Forward Securities, as the distributor for each Fund, received underwriter’s commissions, in gross of $176,180, of which it retained $0.

Forward Securities became the Distributor for the Funds on April 15, 2012 and for the period April 15, 2012 to December 31, 2012, Forward Securities, as the Distributor for each Fund, received underwriter’s commissions, in gross of $189,524, of which it retained $0. Prior to April 15, 2012, ADI served as the Distributor for the Funds and for the period January 1, 2012 through April 15, 2012 received underwriter’s commissions in gross of $76,123, of which it retained $0.

For the period January 1, 2011 through December 31, 2011, ADI, as the distributor for each Fund, received underwriter’s commissions, in gross of $300,321, of which it retained $0.

The Investment Advisor, at its expense, may provide additional promotional incentives to financial intermediaries in connection with sales of the Funds. In some instances, such incentives may be made available only to financial intermediaries whose representatives have sold or are expected to sell significant amounts of such shares. Financial intermediaries may not use sales of the shares to qualify for the incentives to the extent such may be prohibited by the laws of any state in the United States.

Reduced Sales Charges for Class A Shares

Class A shares of the Funds may be purchased at a reduced sales charge as described below.

1.	Reach “Break Points”: Increase the initial Class A investment amount to reach a higher discount level, as described in the prospectus.

2.

Right of Accumulation: An investor’s purchase of additional Class A shares may qualify for a cumulative quantity discount by combining a current purchase with certain other Class A shares already owned to calculate the sales charge break point for the investor’s next purchase (“Right of Accumulation”). The applicable shares charge is based on the total of:

(i)

The higher of the investor’s initial purchase (less redemptions) or the net asset value (valued at the close of business on the previous day) of (a) all Class A shares of the Fund held by the investor, and (b) all Class A shares of any other of the Forward Funds which may be introduced and held by the investor; and

(ii)	The net asset value of all Class A shares owned by another shareholder eligible to combine their purchase with that of the investor into a single “purchase” (See “Combined Purchase Privilege” below).

3.

Sign a Letter of Intent: Investors may purchase Class A shares of a Fund at a reduced sales charge by means of a written Letter of Intent, which expresses the investor’s intention to invest a minimum of $25,000 of Class A shares of any Forward Fund within a period of 13 months. Upon the Fund’s receipt of the signed Letter of Intent, the shareholder will receive a discount equal to the dollar level specified in the Letter of Intent. If, however, the purchase level specified by the shareholder’s Letter of Intent has not been reached at the conclusion of the 13-month period, each purchase will be deemed made at the sales charge appropriate for the actual purchase amount.

Each purchase of shares under a Letter of Intent will be made at the public offering price applicable at the time of such purchase to a single transaction of the dollar amount indicated in such Letter of Intent. At the investor’s option, a Letter of Intent may include purchases of shares made not more than ninety days prior to the date the investor signed the Letter of Intent. The dealer will be liable for the amount of any such adjustment. The 13-month period during which the Letter of Intent is in effect will then begin on the date of the earliest purchase to be included. Investors do not receive credit for shares purchased by the reinvestment of distributions or capital gains, future appreciation of investment, or investments in the U.S. Government Money Fund. Investors qualifying for the Combined Purchase Privilege (see below) may purchase shares under a single Letter of Intent. The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 20% of such stated amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased. If the full amount indicated is not purchased, the escrow will be involuntarily redeemed in an amount required to pay the additional sales charge, if necessary. Dividends and distributions on shares held in escrow, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. The escrow will be released when the full amount indicated has been purchased.

Upon reaching the minimum investment amount indicated in your Letter of Intent, the Letter of Intent is satisfied. A second Letter of Intent must be signed to receive any additional reduction in sales charges not covered by a right of accumulation. During the period covered by the second Letter of Intent, upon completion of the total minimum investment specified under the Letter of Intent, an adjustment to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission of the second Letter of Intent will be made in the form of additional shares credited to your account at the then current offering price applicable to a single purchase of the dollar amount of the total purchases. The dealer will be liable for the amount of any such adjustment.

Investors making initial purchases who wish to enter into a Letter of Intent may complete the appropriate section of the application. Current shareholders may call the Funds at (800) 999-6809 to receive the appropriate form.

4.	Combined Purchase Privilege: Investors may combine the following investor accounts into one “purchase” or “holding” to qualify for a reduced sales charge:

(i) An individual or “company,” as defined in Section 2(a)(8) of the 1940 Act (which includes corporations which are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount);

(ii) An individual, his or her spouse and children under age 21, purchasing for his, her or their own account;

(iii) A single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or

(iv) A single purchase for the employee benefit plans of a single employer.

To qualify for the Combined Purchase Privilege or obtain the Right of Accumulation on a purchase through a broker-dealer, when each such purchase is made the investor or dealer must provide the Transfer Agent with sufficient information to verify that the purchase qualifies for the privilege or discount, such as account numbers or tax identification numbers for Forward Funds accounts eligible for aggregation. The investor must identify and provide information to Forward Funds or the investor’s financial intermediary, as applicable, regarding shares of Forward Funds held in all of the investor’s accounts (e.g., IRA, non-retirement, 529 plan, etc.) and the accounts of immediate family members (including siblings and parents-in-law) at Forward Funds or any other financial intermediary. Stated differently, the investor must identify to his or her registered representative the complete universe of eligible shareholder accounts in order to receive the maximum break point discount possible.

Exchange Privileges

As discussed in the Funds’ prospectuses, before you decide to exchange shares, you should read the prospectus information about the Fund involved in your exchange. Exchanges generally are taxable events and may result in a taxable gain (both short and long term) or loss for Federal and state income tax purposes.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. See “Telephone Redemptions and Exchanges” below for additional information about telephone exchanges. There are generally no fees for exchanges.

Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. In order to make an exchange into a new class of shares, the exchange must satisfy the minimum initial investment requirement for that class of shares. Once your exchange is received in good order, it cannot be revoked by you. This exchange privilege is available only in States where shares of the Fund being exchanged into may legally be sold.

The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in a Fund. The Trust may terminate or change the terms of the exchange privilege at any time. In addition, Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholders exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in the relevant prospectus.

If you exchange your Class A shares for Investor Class, Institutional Class or Advisor Class shares, the exchanged shares, because they are no longer Class A shares, cease to count for purposes of any Letters of Intent or Rights of Accumulation.

Shares of other classes of Funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows: (a) exchanges for shares of Funds offered without a sales load will be made without a sales load in shares of other Funds offered without a sales load; (b) shares of Funds purchased without a sales load may be exchanged for shares of other Funds sold with a sales load, and the applicable sales load will be deducted; (c) shares of Funds purchased with a sales load may be exchanged without a sales load for shares of other Funds sold without a sales load; (d) shares of Funds purchased with a sales load, shares of Funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through re-investment of dividends or distributions of any such Funds, may be exchanged without a sales load for shares of other Funds sold with an equivalent or lesser sales load than that previously paid; (e) where the sales load of the shares you exchange for is greater than the sales load you previously paid under the situations described in item (d) above, you pay the difference in sales load; (f) shares of Funds subject to a CDSC exchanged for shares of another Fund also subject to a CDSC will be subject to the higher applicable CDSC of the two Funds and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchased; and (g) shares of Funds subject to a CDSC exchanged for shares of another Fund not subject to a CDSC will be charged the CDSC. To accomplish an exchange under items (d) and (e) above, you or your financial intermediary must notify the Transfer Agent of your prior ownership of Fund shares and your account number. Financial intermediaries who purchase shares of other classes of Funds by exchange on behalf of their customers under the situations described in items (b), (e), and (f) above are not entitled to receive any applicable sales load or CDSC resulting from the exchange.

Please call (800) 999-6809 to obtain complete information and to answer any questions you may have about exchanging your shares. For Advisor Class shares, please contact your financial intermediary to obtain complete information and to answer any questions you may have about exchanging your shares.

Other Redemption Information

Telephone Redemptions and Exchanges

As discussed in the Funds’ prospectus, the telephone redemption and exchange privileges are available for all shareholder accounts except that only the telephone exchange privilege is available for retirement accounts. Telephone redemptions and exchanges are not available for Advisor Class shareholders. The privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the prospectus.

1.

Telephone redemption and/or exchange instructions received in good order before the pricing of the Funds on any day on which the NYSE is open for business (a “Business Day”), but not later than 4:00 p.m., Eastern time, will be processed at that day’s closing net asset value. If you choose to receive the proceeds from your redemption via wire transfer, there may be a $30.00 charge.

2.	Telephone redemptions and/or exchange instructions should be made by calling (800) 999-6809.

3.	The Transfer Agent will not permit exchanges in violation of any of the terms and conditions set forth in the prospectus or herein.

4.

Telephone redemption requests must meet the following conditions to be accepted by the Transfer Agent: (a) Proceeds of the redemption must be mailed to the current address on the application or sent to the address stated on payment instructions on file. This address or payment instructions cannot reflect any change within the previous 30 days. (b) Certain account information will need to be provided for verification purposes before the redemption will be executed. (c) There is no limit on the number of telephone redemptions (where proceeds are being mailed to the address of record or sent to the address stated on payment instructions on file) that can be processed within a 30-day period. (d) For an individual investor, the maximum amount which can be liquidated and sent to the address of record at any one time is $50,000.

Matters Affecting Redemptions

Payments to shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request in good order, except that the Trust may suspend the right of redemption or postpone the date of payment as to the Funds during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders; or (d) to the extent otherwise permitted by applicable laws and regulations. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, a Fund may delay the mailing of a redemption check until such time as the Fund has assured itself that good payment has been collected for the purchase of such shares, which may take up to 10 days.

The Funds intend to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Funds may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. In the event the Funds liquidate portfolio securities to meet redemptions, the Funds reserve the right to reduce the redemption price by an amount equivalent to the prorated cost of such liquidation not to exceed one percent of the net asset value of such shares.

In accordance with its 18f-1 election filed with the SEC, the Trust intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. When shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution. In such cases, the shareholder may incur brokerage costs in converting the portfolio securities to cash.

The Trust has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of a Fund (as defined in Section 2(a)(3) of the 1940 Act). Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value; (3) the redemption-in-kind is consistent with the Fund’s prospectus and SAI; and (4) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

Due to the relatively high cost of handling small investments, the Funds reserve the right, upon 60 days’ written notice, to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $500 in a Fund. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $500 before the redemption is processed. This policy will not be implemented where the Trust has previously waived the minimum investment requirements or where the account value is a result of a decline in the net asset value per share.

The holding period for Class C shares of a Fund acquired through an exchange will be calculated from the date that the initial purchase of Class C shares was made. The applicable CDSC amount will be based on the CDSC that applied to the Fund initially purchased and the holding period will be calculated from the date of such initial purchase.

The value of shares on redemption or repurchase may be more or less than the investor’s investment, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

DETERMINATION OF SHARE PRICE

The net asset value (“NAV”) and offering price of each of the Funds’ shares will be determined once daily as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The offering price is the NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable CDSC.

The NAV per share for a Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued. The NAV of different classes of shares of the same Fund will differ due to differing class expenses. The offering price is the

NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable CDSC. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by Financial Intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time). It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Funds. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The assets of each Allocation Fund consist primarily of Class Z shares or Institutional Class shares of other Forward Funds, which are valued at their respective NAVs.

SHAREHOLDER SERVICES AND PRIVILEGES

For investors purchasing shares under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares on a periodic basis, the Funds may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly, pursuant to the provisions of the Securities Exchange Act of 1934, as amended (“1934 Act”), and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be sent after the end of each quarterly period and shall reflect all transactions in the investor’s account during the preceding quarter. All other shareholders will receive a confirmation of each new transaction in their accounts.

Certificates representing shares of the Funds will not be issued to shareholders. The Transfer Agent will maintain for each shareholder an account in which the registration and transfer of shares are recorded, and any transfers will be reflected by bookkeeping entry, without physical delivery.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid Medallion Signature Guarantee, when changing certain information in an account, such as wiring instructions.

Self-Employed and Corporate Retirement Plans

For self-employed individuals and corporate investors that wish to purchase shares, a Prototype Plan and Custody Agreement are available through the Trust. For further details, including the right to appoint a successor custodian, see the Prototype Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of the Trust under a custodianship with another bank or trust company must make individual arrangements with such an institution.

Individual Retirement Accounts

Investors with earned income are eligible to purchase shares of the Funds under an individual retirement account (“IRA”) pursuant to Section 408(a) of the Internal Revenue Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simplified Employee Pension Plans (“SEP IRA”), which employers may establish on behalf of their employees are also available. Full details on the IRA and SEP IRA are contained in IRS required disclosure statements, and the custodian will not open an IRA until seven days after the investor has received such statement from the Trust. An IRA funded by shares of the Funds may also be used by employers who have adopted a SEP IRA.

Purchases of shares by Section 403(b) retirement plans and other retirement plans are also available. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

DIVIDENDS AND DISTRIBUTIONS

Shareholders have the privilege of reinvesting both income dividends and capital gain distributions, if any, in additional shares of the Funds at the then current net asset value, with no sales charge. Alternatively, a shareholder can elect at any time to receive dividends and/or capital gain distributions in cash.

In the absence of such an election, each purchase of shares of the Funds is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder’s agent to receive the investor’s dividends and distributions upon all shares registered in the investor’s name and to reinvest them in full and fractional shares of the Funds at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of shares of the Funds request that dividends and/or capital gain distributions be paid to the shareholder in cash.

If you elect to receive cash dividends and/or capital gains distributions and a check is returned as undelivered by the United States Postal Service, the Funds reserve the right to invest the check in additional shares of the Funds at the then-current net asset value and to convert your account’s election to automatic reinvestment of all distributions, until the Funds’ Transfer Agent receives a corrected address in writing from the number of account owners authorized on your application to change the registration. If the Transfer Agent receives no written communication from the account owner(s) and there are no purchases, sales or exchanges in your account for a period of time mandated by state law, then that state may require the Transfer Agent to turn over to the applicable state government the value of the account as well as any dividends or distributions paid.

After a dividend or capital gains distribution is paid, the Fund’s share price will drop by the amount of the dividend or distribution. If you have chosen to have your dividends or distributions paid to your account in additional shares, the total value of your account will not change after the dividend or distribution is paid. In such cases, while the value of each share will be lower, each reinvesting shareholder will own more shares. Reinvested shares will be purchased at the price in effect at the close of business on the day after the record date.

TAX CONSIDERATIONS

The following discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, trusts or estates) and certain foreign persons (i.e., non-U.S. persons) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, partnerships, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and their shareholders. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular consequences to them of an investment in the Funds, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Qualification as a Regulated Investment Company

Each of the Funds intends to qualify as a regulated investment company (“RIC”) under the Code. To so qualify, a Fund must, among other things, in each taxable year: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, and gains from the sale or other disposition of foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income (including gains from options, futures contracts, and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies and (b) diversify its holdings so that, at the end of each quarter, (i) at least 50% of the value of the Fund’s total assets (including borrowings for investment purposes, if any) is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets (including borrowings for investment purposes, if any) and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets (including borrowings for investment purposes, if any) is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, or any two or more issuers that the Fund control, and that are determined to be engaged in the same business or similar or related businesses, or of one or more qualified publicly traded partnerships.

As a regulated investment company, each Fund generally is not subject to U.S. federal income tax on income and gains it distributes to shareholders, if at least the sum of 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of net long-term capital losses) and 90% of the Fund’s net tax-exempt interest income for the taxable year is distributed. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it generally would (unless a cure provision applies) be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate-dividends received deduction) which are taxable to shareholders as ordinary income, or as qualifying dividends eligible for a reduced rate of tax as discussed below. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

Distributions

Dividends of investment company taxable income (including net short-term capital gains) are generally taxable to shareholders as ordinary income (subject to the discussion of qualifying dividends below), whether received in cash or reinvested in Fund shares. The Funds’ distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to the applicable Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction.

Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital losses) reported by the Funds as capital gain dividends are taxable to shareholders, whether received in cash or reinvested in Fund shares, as long-term capital gain, regardless of the length of time the Funds’ shares have been held by a shareholder, and are not eligible for the dividends-received deduction. Any distributions that are not from the Funds’ investment company taxable income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gains. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

For more information on the declaration and payment of dividends, please see “Dividends and Taxes” in the Funds’ prospectus.

Dividends, including capital gain dividends, declared in October, November or December with a record date in such month and paid during the following January will be treated as having been paid by the Funds and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Distributions by a Fund reduce the net asset value of that Fund’s shares. Should a distribution reduce the net asset value below a shareholder’s cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Current tax law generally provides for a maximum tax rate for individual taxpayers of either 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts) on long-term capital gains from sales and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately report distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from a Fund’s investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.”

Exempt-Interest Dividends

The Forward Credit Analysis Long/Short Fund will be permitted to distribute any tax-exempt interest earned by the Fund to its shareholders as tax-exempt “exempt-interest dividends,” provided that at least 50% of the value of the Fund’s assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. The Forward Credit Analysis Long/Short Fund may satisfy this 50% requirement in order to permit its distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders, but there can be no assurance in this regard. Portions of the dividends paid by the Forward Credit Analysis Long/Short Fund may be includable in gross income for federal income tax purposes or, in the alternative, may be subject to federal alternative minimum taxes. Dividends paid by the Forward Credit Analysis Long/Short Fund may also be subject to state and local income taxes.

Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of the Forward Credit Analysis Long/Short Fund is not deductible by the investor in proportion to the percentage of the Fund’s distributions from investment income that is exempt from federal income tax. State laws may also restrict the deductibility of interest on indebtedness incurred or continued to purchase or carry shares of the Funds. In addition, any loss realized by a shareholder of the Forward Credit Analysis Long/Short Fund upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares.

Tax-exempt income will be included in determining the taxability of social security payments and railroad retirement benefits. Tax-exempt income received by a tax-deferred retirement account will generally be taxable when later distributed from that account. In addition, for certain corporations, federal alternative minimum taxable income is increased by 75% of the difference between an alternative measure of income (“adjusted current earnings”) and the amount otherwise determined to be the alternative minimum taxable income.

Shareholders who are “substantial users” (or persons related thereto) of facilities financed by governmental obligations should consult their advisers before investing in the Forward Credit Analysis Long/Short Fund.

Medicare Tax

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Sale or Other Disposition of Shares

Upon the redemption or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands; a gain will generally be taxed as long-term capital gain if the shareholder’s holding period is more than one year. A gain from disposition of shares held not more than one year will be treated as short-term capital gain. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring Fund shares, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares of the same or another Fund, prior to February 1st of the year following the initial acquisition of Fund shares and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of shares. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of shares.

Backup Withholding

The Funds generally will be required to withhold federal income tax, currently at a rate of 28% (“backup withholding”) from dividends, capital gain distributions and redemption proceeds paid to a shareholder if (1) the shareholder fails to furnish the Funds with the shareholder’s correct taxpayer identification number or social security number and to make such certifications as the Funds may require, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s Federal income tax liability.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate or foreign corporation (“foreign shareholder”), depends on whether the income from the applicable Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from the applicable Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will generally be subject to U.S. withholding tax at the rate of 30% (or, if applicable, a lower treaty rate) upon the gross amount of the dividend. The foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the applicable Fund, capital gain dividends, and amounts retained by the applicable Fund that are designated as undistributed capital gains. Note that the preferential rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

For taxable years beginning before January 1, 2014 (unless further extended by Congress), properly designated dividends received by a foreign shareholder are generally exempt from U.S. federal withholding tax when they (a) are paid in respect of a Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, reduced by expenses that are allocable to such income), or (b) are paid in connection with a Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on the circumstances, a Fund may designate all, some or none of the Fund’s potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and a portion of the Fund’s distributions (e.g. interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. There can be no assurance as to whether or not legislation will be enacted to extend this exemption.

If the income from the applicable Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the applicable Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. Additionally, with respect to a foreign shareholder that is treated as a corporation for U.S. Federal income tax purposes, such dividends and gains realized may, under certain circumstances, be subject to an additional “branch profits tax” at a 30% rate (or at a lower rate if provided for by an applicable treaty).

Foreign non-corporate shareholders may be subject to backup withholding on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Funds with proper certification of their foreign status.

Effective July 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and, effective January 1, 2017, redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the funds to enable the Funds to determine whether withholding is required.

Foreign shareholders may also be subject to U.S. Federal estate tax on the value of their shares. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign taxes.

Original Issue Discount

Certain debt securities acquired by a Fund in the secondary market may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

Market Discount

Some debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which such Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

High Yield Securities

Investments in debt obligations that are at risk of or in default present tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, and Foreign Currency Forward Contracts; Straddle Rules

A Fund’s transactions in foreign currencies, forward contracts, options, and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are treated as long-term or short-term capital gains or losses. These rules could therefore, in turn, affect the character, amount, and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain positions in its portfolio (that is, treat them as if they were sold), which may cause the Fund to recognize income without receiving cash to use to make distributions in amounts necessary to avoid income and excise taxes. A Fund will monitor its transactions and may make such tax elections as management deems appropriate with respect to foreign currency, options, futures contracts, forward contracts or hedged investments. A Fund’s status as a regulated investment company may limit its ability to engage in transactions involving foreign currency, futures, options, and forward contracts.

Certain transactions undertaken by the Funds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds, and losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character, and timing of the recognition of gains or losses from the affected positions.

Dividend Rolls

The Funds may perform “dividend rolls.” A dividend roll is an arrangement in which a Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable holding period and other requirements are met, the dividend may qualify for the corporate “dividends-received deduction.” If so, the Fund’s distributions of investment company taxable income may in turn be eligible for the corporate dividends-received deduction (pursuant to which corporate shareholders of the Fund may exclude from income up to 70% of the portion of such qualifying distributions) to the extent attributable to its dividend income from U.S. corporations (including its income from dividend roll transactions if the applicable requirements are met). The Fund then sells the stock after the dividend is paid. This usually results in a short term capital loss. Dividend roll transactions are subject to less favorable tax treatment if the sale of the stock is prearranged or where there is otherwise no risk of loss during the holding period. Under those circumstances, the dividend would not qualify for the dividends-received deduction.

Constructive Sales

Under certain circumstances, a Fund may recognize a gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions that are closed before the end of the 30th day after the close of the taxable year and where the Fund holds the appreciated financial position throughout the 60-day period beginning on the date the transaction is closed, if certain other conditions are met.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other RICs, that Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by that fund. If that Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of the foreign taxes paid or deemed paid by that Fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various limitations) as a foreign tax credit against federal income tax (but not both).

Currency Fluctuation – Section 988 Gains and Losses

Gains or losses attributable to fluctuations in foreign currency exchange rates that occur between the time the Funds accrue income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Funds actually collect such receivables or pay such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of certain investments (including debt securities denominated in a foreign currency and certain futures contracts, forward contracts, and options), gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or other instrument and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies

Some of the Funds may invest in the stock of foreign companies that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets (such as stocks or securities) or if 75% or more of its gross income is passive income (such as, but not limited to, interest, dividends, and gain from the sale of securities). If a Fund receives an “excess distribution” with respect to PFIC stock, the Fund will generally be subject to tax on the distribution as if it were realized ratably over the period during which the Fund held the PFIC stock. The Fund will be subject to tax on the portion of an excess distribution that is allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if it were payable in such prior taxable years. Certain distributions from a PFIC and gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are taxable as ordinary income.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the rules relating to the taxation of excess distributions would not apply. In addition, another election would involve marking-to-market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

Other Investment Companies

It is possible that by investing in other investment companies, the Funds may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to the Funds may limit the extent to which the Funds will be able to invest in other investment companies. A Fund that is a fund-of-funds will not be able to offset gains realized by one underlying fund in which the Fund invest against losses realized by another underlying fund in which the Fund invests. Redemptions of shares in an underlying fund could also result in a gain and/or income to the Fund. A Fund’s use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders. Redemptions of shares in an underlying fund could also cause additional distributable gains to shareholders.

Commodity-Linked Instruments

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund derives at least 90% of its gross income from certain qualifying sources of income. The IRS issued a revenue ruling which concludes that income and gain from certain commodity-linked swaps and commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, a Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments.

However, in a subsequent revenue ruling, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. A Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.

A private letter ruling is binding upon the IRS only for the taxpayer that receives it, and by law cannot be used or cited as precedent. A Fund has not obtained a ruling from the IRS with respect to its investments or its structure. Based on the analysis in private letter rulings previously issued to other taxpayers, a Fund intends to treat its income from commodity index-linked notes and the Subsidiary as qualifying income without any such ruling from the IRS. In July 2011, the IRS suspended the issuance of the private letter rulings discussed above and is reviewing the conclusions of those rulings. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. There is also no assurance that a Fund will be able to obtain a favorable ruling from the IRS with respect to its request for its own private letter ruling. Furthermore, the tax treatment of a Fund’s investments in commodity-linked notes and the Subsidiary may be adversely affected by future legislation or Treasury regulations.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in the Subsidiary does not constitute qualifying income, and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, a Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which might result in difficulty in implementing its investment strategy. If a Fund did not qualify as a regulated investment company for any taxable year, a Fund’s taxable income would be subject to tax at a Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

A foreign corporation, such as a Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. It is expected that each Subsidiary will conduct its activities so as to satisfy the requirements of a safe-harbor set forth in the Code, under which each Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. However, if a Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation.

A foreign corporation, such as a Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is in force between the United States and the Cayman Islands that would reduce the 30% rate of withholding tax. However, it is not expected that the Subsidiaries will derive income subject to U.S. withholding taxes.

Each Subsidiary will be treated as a CFC for U.S. federal income tax purposes. As a result, each Fund must include in gross income for such purposes all of the respective Subsidiary’s “subpart F” income when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the respective Fund. It is expected that all of the Subsidiaries’ income will be subpart F income. Each Fund’s tax basis in the respective Subsidiary will be increased as a result of the Fund’s recognition of the applicable Subsidiary’s subpart F income. Each Fund will not be taxed on distributions received from the respective Subsidiary to the extent of the Subsidiary’s previously-undistributed subpart F income although its tax basis in the Subsidiary will be decreased by such amount. All subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Subpart F income does not qualify for treatment as qualified dividend income. If a Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the Fund and such loss cannot be carried forward to offset taxable income of the Fund or the Subsidiary in future periods.

Real Estate Investment Fund Investments

A Fund may invest in real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”). Although the Investment Advisor and Sub-Advisors do not intend to invest Fund assets in REITs that hold primarily residual interests in REMICs or TMPs, under applicable Treasury regulations and other guidance, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or an interest in a TMP (referred to in the Code as an “excess inclusion”) may be subject to federal income tax. Excess inclusion income of the Fund may be allocated to shareholders of the Fund in proportion to the dividends received by the shareholders, with the same tax consequences as if the shareholder directly held the REMIC residual interest or interest in the TMP. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts or other tax-exempt entities) subject to tax on unrelated business income, thereby potentially requiring such an entity to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of Fund shares, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Investment Advisor and Sub-Advisors have not historically invested in mortgage REITs or vehicles that primarily hold residual interest in REMICS or TMPs and do not intend to do so in the future.

Under the Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”), a foreign shareholder is subject to withholding tax in respect of a disposition of a U.S. real property interest and any gain from such disposition is subject to U.S. federal income tax as if such person were a U.S. person. Such gain is sometimes referred to as “FIRPTA gain.” If a Fund is a “U.S. real property holding corporation” and is not domestically controlled, any gain realized on the sale or exchange of Fund shares by a foreign shareholder that owns at any time during the five-year period ending on the date of disposition more than 5% of a class of Fund shares would be FIRPTA gain. After December 31, 2013, the same rule will apply to dispositions of Fund shares by foreign shareholders but without regard to whether the Fund is domestically controlled. A Fund will be a “U.S. real property holding corporation” if, in general, 50% or more of the fair market value of its assets consists of U.S. real property interests, including stock of certain U.S. REITs.

The Code provides a look-through rule for distributions of FIRPTA gain by a RIC if all of the following requirements are met: (i) the RIC is classified as a “qualified investment entity” (which includes a RIC if, in general more than 50% of the RIC’s assets consists of interest in REITs and U.S. real property holding corporations); and (ii) you are a foreign shareholder that owns more than 5% of the Fund’s shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, Fund distributions to you to the extent derived from gain from the disposition of a U.S. real property interest, may also be treated as FIRPTA gain and therefore subject to U.S. federal income tax, and requiring that you file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign shareholder that is a corporation. Even if a foreign shareholder does not own more than 5% of the Fund’s shares, Fund distributions that are attributable to gain from the sale or disposition of a U.S. real property interest will be taxable as ordinary dividends subject to withholding at a 30% or lower treaty rate.

These rules apply to dividends paid by a Fund before January 1, 2014 (unless such sunset date is extended or made permanent). After such sunset date, Fund distributions from a REIT attributable to gain from the disposition of a U.S. real property interest will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a “qualified investment entity”.

Short Sales

Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund by increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

Personal Holding Company

Based upon the number of shareholders of a Fund, the Fund could be considered to be personal holding companies (a “PHC”) under the Code. A company is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents, and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than 5 individuals. A company satisfying this test is taxed on its undistributed personal holding company income (“UPHCI”) at 20%. UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

The tax on UPHCI is in addition to any other tax. Under the Code, a regulated investment company that is also a PHC will also be taxed on any undistributed investment company taxable income at the highest corporate rate under the Code. Each of the Funds intends to distribute sufficient taxable income to its shareholders in any applicable taxable period in which it is treated as a PHC to reduce or eliminate its UPHCI.

Other Tax Matters

Each Fund is required to recognize income currently each taxable year for federal income tax purposes under the Code’s original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security’s maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, each Fund must distribute substantially all of its income to shareholders. Thus, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

Capital Losses: As of December 31, 2013 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Pre-Enactment Capital Losses

	Expiring in 2015	Expiring in 2016	Expiring in 2017	Expiring in 2018
Forward EM Corporate Debt Fund	—	—	$51,786	—
Forward Global Dividend Fund	—	—	$346,640	—
Forward Global Infrastructure Fund	—	$9,851,751	$30,182,432	$24,061,967
Forward International Dividend Fund(a)	—	—	$2,145,728	—
Forward International Real Estate Fund	$319,827	$67,712,152	$60,639,639	$3,986,802
Forward International Small Companies Fund	—	$36,153,221	$179,253,577	—
Forward Investment Grade Fixed-Income Fund	—	$1,479,849	—	$7,106,398
Forward Real Estate Fund	—	$1,685,000	—	—
Forward Real Estate Long/Short Fund	—	$59,579,741	$107,182,629	—
Forward Small Cap Equity Fund(a)	—	$3,709,787	$27,639,203	—
Forward Total MarketPlus Fund	—	—	$5,396,689	—
Forward U.S. Government Money Fund	—	—	$345	—

Capital loss carryovers used during the period ended December 31, 2013, were:

Amount
Forward Global Dividend Fund	$(1,644,558)
Forward Global Infrastructure Fund	(3,587,032)
Forward High Yield Bond Fund	(161,338)
Forward Income Builder Fund	(241,411)
Forward International Real Estate Fund	(2,332,378)
Forward International Small Companies Fund	(17,385,048)
Forward Investment Grade Fixed-Income Fund	(34,274)
Forward Real Estate Fund	(561,666)
Forward Real Estate Long/Short Fund	(9,549,757)
Forward Select Income Fund	(92,656,585)
Forward Small Cap Equity Fund	(6,348,220)
Forward Total MarketPlus Fund	(7,740,053)

(a)	Subject to limitations under §382 of the Code.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was enacted. Certain of the enacted provisions include:

Post enactment losses may now be carried forward indefinitely, but must retain the charter of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a Regulated Investment Company (“RIC”) for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Post-Enactment Capital Losses

Capital losses as of December 31, 2013 deferred to next tax year were as follows:

	Short-Term	Long-Term
Forward Balanced Allocation Fund	$772,360	$2,671,945
Forward Commodity Long/Short Strategy Fund	318,935	184,663
Forward Credit Analysis Long/Short Fund	58,656,270	23,788,442
Forward EM Corporate Debt Fund	3,386,413	626,574
Forward Emerging Markets Fund	1,398,026	—
Forward Growth & Income Allocation Fund	705,037	4,792,319
Forward Growth Allocation Fund	1,091,075	6,388,084
Forward International Dividend Fund	11,952,403	—
Forward Multi-Strategy Fund	938,977	2,848,714
Forward Select EM Dividend Fund	2,826,296	—
Forward U.S. Government Money Fund	831	—

The Funds elect to defer to the period ending December 31, 2014, capital losses recognized during the period November 1, 2013 – December 31, 2013 in the amount of:

Amount
Forward Commodity Long/Short Strategy Fund	$20,656
Forward Credit Analysis Long/Short Fund	11,738,548
Forward Dynamic Income Fund	16,893
Forward EM Corporate Debt Fund	47,975
Forward Endurance Long/Short Fund	20,475
Forward Frontier Strategy Fund	8,888
Forward Global Dividend Fund	202,203
Forward High Yield Bond Fund	189,390
Forward International Dividend Fund	426,860
Forward International Real Estate Fund	2,796,469
Forward Investment Grade Fixed-Income Fund	404,329
Forward Real Estate Long/Short Fund	702,076
Forward Select EM Dividend Fund	213,467
Forward Small Cap Equity Fund	395,399

The Fund elects to defer to the period ending December 31, 2013, late year ordinary losses recognized during the period November 1, 2013 – December 31, 2013 in the amount of:

Amount
Forward Emerging Markets Fund	$3,677
Forward International Small Companies Fund	122,389
Forward Real Estate Long/Short Fund	86,516
Forward Select EM Dividend Fund	45,339
Forward Select Opportunity Fund	1,988

Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit a Fund’s ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisors for more information.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts, or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

Liquidation of Funds

The Board of Trustees of the Trust may determine to close and liquidate a Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution would generally be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholders basis in his or her shares of the Fund.

GENERAL INFORMATION

Description of the Trust and Its Shares

The Trust consists of thirty-three portfolios described in separate prospectuses and this SAI. Each share represents an equal proportionate interest in a Forward Fund with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees. Shareholders are entitled to one vote for each share owned.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Certificate of Trust, approve an investment advisory agreement and satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request from shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

Control Persons and Principal Holders of Securities

Forward Balanced Allocation Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Sterne Agee Group, Inc.* P.O. Box 451159 Westlake, OH 44145-0629	Investor	75,912	45.25%

Baylake Bank* 217 N. 4th Avenue Storgeon Bay, WI 54235	Investor	18,731	11.17%

Orrstown Bank* 77 E. King Street Shippensburg, PA 17257	Institutional	516,355	70.36%

Sterne Agee Group, Inc.* 2 Perimeter Park S Ste 100 Birmingham, AL 35209-4459	Institutional	77,499	10.56%

Reliance Trust Company* P.O. Box 48529 Atlanta, GA 30362	Institutional	38,153	5.20%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	118,498	40.34%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	50,667	17.25%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Peoples Bank Asset Management & Trust Services* 9204 Columbia Ave Ste 1 # A Munster, IN 46321-3571	Class C	84,284	20.90%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	81,636	20.24%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class C	61,428	15.23%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class C	36,653	9.09%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Orrstown Bank* 77 E. King Street Shippensburg, PA 17257	516,355	32.30%

Forward Commodity Long/Short Strategy Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	797,544	70.85%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	178,091	15.82%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	721,290	50.33%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Institutional	513,223	35.81%

MSCS Financial Services Trust* Po Box 31400 Omaha, NE 68131-0400	Institutional	109,777	7.66%

Morgan Stanley* Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	Class C	79,958	34.55%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	33,544	14.50%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class C	32,036	13.84%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	31,121	13.45%

UBS Financial Services Inc.* 1000 Harbor Blvd, 5th Floor Weehawken, NJ 07086-6761	Class C	27,758	12.00%

Morgan Stanley* Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	Advisor	2,690,748	95.35%

Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Class Z	281,193	100.00%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Morgan Stanley* Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	2,770,706	47.02%

Forward Credit Analysis Long/Short Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	1,803,930	22.71%

Genworth Financial Trust* 3200 N Central Ave 7th Floor Phoenix, AZ 85012-2468	Investor	1,744,641	21.96%

UBS Financial Services Inc.* 1000 Harbor Blvd Weehawken, NJ 07086-6761	Investor	1,320,673	16.62%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	887,183	11.17%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	694,737	8.74%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Investor	510,980	6.43%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Institutional	2,135,686	66.38%

CAMTRU LLC 717 17th Street, Suite 1300 Denver, CO 80202	Institutional	294,238	9.15%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103-2226	Institutional	224,635	6.98%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	207,630	6.45%

Merrill Lynch Pierce Fenner & Smith* 1700 Merrill Lynch Drive 2nd Floor Pennington, NJ 08534-4128	Class A	152,738	25.51%

Sutton Place Associates, LLC** 1 Embarcadero Ctr Ste 1350 San Francisco, CA 94111-3700	Class A	115,319	19.26%

Oppenheimer & Co Inc. FBO Suzanne Maguire 125 Broadway Street New York, NY 10004	Class A	62,348	10.41%

RBC Capital Markets LLC FBO Richard W. & Gail A Mott JT TEN 60th S 6th Street Minneapolis, MN 55402	Class A	60,648	10.13%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class A	55,510	9.27%

UBS Financial Services Inc.* 1000 Harbor Blvd 5th Floor Weehawken, NJ 07086-6761	Class A	38,151	6.37%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	34,288	5.73%

UBS Financial Services Inc.* 1000 Harbor Blvd 5th Floor Weehawken, NJ 07086-6761	Class C	431,034	29.62%

Merrill Lynch Pierce Fenner & Smith* 1700 Merrill Lynch Drive 2nd Floor Pennington, NJ 08534-4128	Class C	325,675	22.38%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	242,021	16.63%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class C	154,318	10.60%

Morgan Stanley* Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	Class C	94,461	6.49%

Merrill Lynch Pierce Fenner & Smith* 1700 Merrill Lynch Drive 2nd Floor Pennington, NJ 08534-4128	Advisor	867,291	68.86%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Advisor	282,826	22.45%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
None

Forward Dynamic Income Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Institutional	68,259	50.55%

Forward Management LLC 101 California Street, 16th Floor San Francisco, CA 94111	Institutional	31,319	23.20%

First Trust Company of Onaaga FBO David McGanney 101 California Street, 16th Floor San Francisco, CA 94111	Institutional	21,304	15.78%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Institutional	8,992	6.66%

Sutton Place Management** 101 California St Ste 1600 San Francisco, CA 94111-6100	Class A	7,652	67.86%

Frank Joseph Kircher Rev Liv Trust 2780 Skypark Drive, Suite 300 Torrance, CA 90505	Class A	1,474	13.07%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	1,402	12.43%

Foliofn Investments, Inc.* 8180 Greensboro Dr Ste 800 Mc Lean, VA 22102-3865	Class A	580	5.15%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	68,259	46.66%

Forward EM Corporate Debt Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	19,083,253	59.03%

Genworth Financial Trust* 3200 N Central Ave 7th Floor Phoenix, AZ 85012-2468	Investor	9,628,271	29.78%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Institutional	1,289,892	40.40%

Genworth Financial Trust* 3200 N Central Ave 7th Floor Phoenix, AZ 85012-2468	Institutional	659,729	20.67%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Institutional	441,675	13.84%

U.S. Bank NA* 1555 N Rivercenter Dr Ste 302 Milwaukee, WI 53212-3958	Institutional	383,898	12.03%

Sutton Place Associates, LLC** 1 Embarcadero Ctr Ste 1350 San Francisco, CA 94111-3700	Class C	110,695	51.77%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	58,358	27.29%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class C	13,411	6.27%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	19,538,339	54.68%

Genworth Financial Trust* 3200 N Central Ave 7th Floor Phoenix, AZ 85012-2468	10,288,000	28.79%

Forward Emerging Markets Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	125,644	27.90%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	87,470	19.42%

Lincoln Financial Advisors* P.O. Box 7876 Fort Wayne, IN 46801-7876	Investor	33,121	7.35%

Frontier Trust Company* P.O. Box 10758 Fargo, ND 58106-0758	Investor	27,990	6.21%

Stifel, Nicolaus & Company, Inc.* FBO Jeffrey L Kodosky TTEE 501 North Broadway, Floor 8 Saint Louis, MO 63102	Investor	25,439	5.65%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Institutional	314,117	53.47%

Fifth Third Bank TTEE FBO Leo & Arlene Hawk Self Dir 5001 Kingsley Dr Dept 3385 Cincinnati, OH 45227-1114	Institutional	91,723	15.61%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Institutional	90,989	15.49%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Advisor	69,036	56.53%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Advisor	35,700	29.23%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Advisor	12,212	10.00%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	314,117	27.08%

Forward Endurance Long/Short Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Forward Management LLC* 101 California Street 16th Floor San Francisco, CA 94111	Investor	4,263	50.88%

Colorado State Bank & Trust FBO Robert S Naka 1600 Broadway Denver, CO 80202	Investor	863	10.30%

James H O’Donnell 101 California, 16th San Francisco, CA 94111	Investor	2,731	32.66%

TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103-2226	Investor	517	6.17%

JP Morgan Chase Bank NA* P.O. Box 6924 Newark, DE 19714-6924	Institutional	101,230	48.19%

Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Institutional	49,500	23.57%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Sutton Place Associates, LLC** 1 Embarcadero Ctr Ste 1350 San Francisco, CA 94111-3700	Institutional	40,016	19.05%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	11,101	5.28%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
JP Morgan Chase Bank NA* P O Box 6924 Newark, DE 19714-6924	101,230	46.34%

Forward Frontier Strategy Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103	Investor	220,478	26.17%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	182,878	21.71%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	174,431	20.70%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	123,924	14.71%

Sutton Place Associates, LLC** 1 Embarcadero Ctr Ste 1350 San Francisco, CA 94111-3700	Investor	92,599	10.99%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	4,017,071	50.63%

BMO Harris Bank NA (M&I Trust)* 11270 W Park Place Ste 400 Milwaukee, WI 53224-3638	Institutional	2,307,621	29.08%

TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103	Institutional	750,965	9.46%

Sutton Place Associates, LLC** 1 Embarcadero Ctr Ste 1350 San Francisco, CA 94111-3700	Advisor	91,661	99.04%

Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Class Z	447,981	100.00%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	4,191,502	44.98%

Forward Global Dividend Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Raymond James & Assoc Inc FBO JEM of LEE RD LP 172 Golf Course Rd Hamilton, MT 59840	Investor	10,079	27.75%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	6,905	19.01%

TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103-2226	Investor	4,432	12.20%

Charles E & Marion M Miller JT TEN 3060 Peachtree Rd, 11th Floor Atlanta, GA 30305	Investor	4,196	11.55%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	3,725	10.26%

Colorado State Bank & Trust FBO Ann M Haynes 1600 Broadway Denver, CO 80202	Investor	2,381	6.56%

MSCS Financial Services Trust* PO Box 1012 Salem, OR 97308-1012	Institutional	283,226	45.79%

SEI Private Trust Company* One Freedom Valley Drive Oaks, PA 19456-9989	Institutional	133,125	21.52%

Orrstown Bank* 77 E King Street Shippensburg, PA 17257	Institutional	129,958	21.07%

Morgan Stanley* Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	Class A	647,667	65.18%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	139,540	14.04%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	59,062	5.94%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Morgan Stanley* Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	647,667	39.29%

Forward Global Infrastructure Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Genworth Financial Trust* 3200 N Central Ave 7th Floor Phoenix, AZ 85012-2468	Investor	653,891	73.50%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	96,442	10.84%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	95,681	10.76%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	692,821	40.28%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Institutional	510,624	29.68%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Institutional	191,893	11.16%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	104,325	6.06%

Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Institutional	99,169	5.77%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	259,455	27.35%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class A	184,486	19.45%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	149,528	15.76%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	111,062	11.71%

Wells Fargo Bank NA* PO Box 1533 Minneapolis, MN 55480-1533	Class A	82,298	8.68%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class B	19,150	36.67%

Morgan Stanley* Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	Class B	8,970	17.18%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class B	4,865	9.32%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class B	3,119	5.97%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Class B	3,067	5.87%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	99,221	32.19%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	40,827	13.25%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class C	24,119	7.83%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Class C	20,826	6.76%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Advisor	8,695	43.79%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Advisor	6,016	30.29%

Colorado State Bank & Trust FBO Robert S Naka 1600 Broadway Denver, CO 80202	Advisor	3,005	15.13%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Advisor	2,068	10.41%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	1,166,328	29.61%

Forward Growth & Income Allocation Fund

The following persons owned of record or beneficially, as of April 1, 2014 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
The Bank of Edwardsville* 330 West Vandalia Edwardsville, IL 62025	Investor	24,836	10.28%

Sterne Agee Group, Inc.* P.O. Box 451159 Westlake, OH 44145	Investor	23,397	9.69%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	17,227	7.13%

Baylake Bank* 217 N. 4th Avenue Sturgeon Bay, WI 54235	Investor	15,763	6.53%

Orrstown Bank* 77 E. King St. Shippensburg, PA 17257	Institutional	296,231	47.54%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	75,116	12.05%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	242,924	43.96%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	61,533	11.13%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	232,086	36.49%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class C	78,190	12.30%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	551,057	26.84%

Forward Growth Allocation Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Baylake Bank* 217 N. 4th Avenue Sturgeon Bay, WI 54235-9681	Investor	83,055	38.79%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Colorado State Bank & Trust FBO Larry M Rowland 1600 Broadway Denver, CO 80202	Investor	19,649	9.18%

Sterne Agee Group, Inc.* P.O. Box 451159 Westlake, OH 44145	Investor	16,256	7.59%

The Bank of Edwardsville* 330 West Vandalia Edwardsville, IL 62025	Investor	11,224	5.24%

Sutton Place Associates, LLC** 1 Embarcadero Ctr Ste 1350 San Francisco, CA 94111-3700	Institutional	490,843	43.44%

Orrstown Bank* 77 E. King Street Shippensburg, PA 17257	Institutional	148,653	13.16%

Sterne Agee Group, Inc.* 2 Perimeter Park S Ste 100 Birmingham, AL 35209-4459	Institutional	121,012	10.71%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	278,241	44.40%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	52,030	8.30%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class A	43,921	7.01%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	245,934	34.70%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class C	85,277	12.03%

Peoples Bank Asset Management & Trust Services* 9204 Columbia Ave Ste 1 # A Munster, IN 46321-3571	Class C	41,444	5.85%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	36,388	5.13%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
None

Forward High Yield Bond Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Genworth Financial Trust* 3200 N Central Ave 7th Floor Phoenix, AZ 85012-2468	Investor	3,862,410	81.56%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	421,280	8.90%

BMO Harris Bank NA (M&I Trust)* 11270 W Park Place Ste 400 Milwaukee, WI 53224-3638	Institutional	3,517,724	47.16%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	1,223,884	16.41%

TD Ameritrade, Inc.* P.O. Box 2226 Omaha Ne 68103-2226	Institutional	1,107,964	14.85%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Institutional	716,681	9.61%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Class C	30,378	25.39%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	29,566	24.71%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	17,377	14.52%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class C	10,808	9.03%

Raymond James & Assoc Inc FBO Michael & Margaret Bradnick JTWROS 172 Golf Course Rd Hamilton, MT 59840	Class C	9,634	8.05%

Merrill Lynch Pierce Fenner & Smith* 1700 Merrill Lynch Drive 2nd Floor Pennington, NJ 08534-4128	Class C	7,886	6.59%

Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Class Z	677,177	100.00%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Genworth Financial Trust* 3200 N Central Ave 7th Floor Phoenix, AZ 85012-2468	4,047,297	31.16%

Forward Income & Growth Allocation Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Sterne Agee Group, Inc.* 800 Shades Creek Parkway, Ste 125 Birmingham, AL 35209	Investor	14,628	39.25%

Sterne Agee Group, Inc.* PO Box 451159 Westlake, OH 44145	Investor	9,092	24.39%

Baylake Bank* 217 N. 4th Street Sturgeon Bay, WI 54235	Investor	4,239	11.37%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	2,857	7.66%

Orrstown Bank* 77 E. King Street Shippensburg, PA 17257	Institutional	455,252	72.13%

Sterne Agee Group, Inc.* 2 Perimeter Park S Ste 100 Birmingham, AL 35209-4459	Institutional	39,949	6.33%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Institutional	35,968	5.70%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	17,059	25.95%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	14,675	22.32%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	6,694	10.18%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Class A	4,541	6.91%

Steve & Evonne Jasnic JTWROS 400 First Street South Saint Cloud, MN 56301	Class A	4,475	6.81%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	31,937	23.21%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Class C	20,104	14.61%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class C	14,156	10.29%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Colorado State Bank & Trust FBO Nelson E Zeits 1600 Broadway Denver, CO 80208	Class C	13,522	9.83%

Praful C Patel 1350 Church St Ext NE, Third Floor Marietta, GA 30060	Class C	8,533	6.20%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Orrstown Bank* 77 E. King Street Shippensburg, PA 17257	455,252	52.22%

Forward Income Builder Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	54,135	46.91%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	21,483	18.62%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Investor	10,643	9.22%

TD Ameritrade, Inc.* P.O. Box 2226 Omaha NE 68103-2226	Investor	7,733	6.70%

Colorado State Bank & Trust FBO Linda L Newcomber 1600 Broadway Denver, CO 80202	Investor	6,958	6.03%

Sterne Agee Group, Inc.* 800 Shades Creek Pkwy Ste 125 Birmingham, AL 35209	Investor	6,194	5.37%

Orrstown Bank* 77 E. King Street Shippensburg, PA 17257	Institutional	259,202	57.91%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Institutional	27,482	6.14%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	36,537	35.49%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	34,441	33.46%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	248,147	54.31%

Peoples Bank Asset Management & Trust Services* 9204 Columbia Ave Ste 1 # A Munster, IN 46321-3571	Class C	46,896	10.26%

Sterne Agee Group, Inc.* P.O. Box 20037 Cleveland, OH 44145-0632	Class C	27,162	5.94%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	313,021	27.88%

Forward International Dividend Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Genworth Financial Trust* 3200 N Central Ave 7th Floor Phoenix, AZ 85012-2468	Investor	6,994,369	61.70%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	1,731,436	15.27%

UBS Financial Services Inc.* 1000 Harbor Blvd 5th Floor Weehawken, NJ 07086-6761	Investor	775,234	6.84%

TD Ameritrade, Inc.* PO Box 2226 Omaha, NE 68103-2226	Investor	660,930	5.83%

Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Institutional	4,240,067	36.77%

MSCS Financial Services Trust* PO Box 1806 Manhattan, KS 66505-1806	Institutional	2,655,540	23.03%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	1,145,454	9.93%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Institutional	1,047,208	9.08%

Genworth Financial Trust* 3200 N Central Ave 7th Floor Phoenix, AZ 85012-2468	Institutional	668,696	5.80%

Sutton Place Associates, LLC** 1 Embarcadero Ctr Ste 1350 San Francisco, CA 94111-3700	Class A	134,073	44.28%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Morgan Stanley* Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	Class A	95,580	31.57%

Morgan Stanley* Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	Class C	476,147	54.15%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	149,101	16.96%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	85,702	9.75%

Merrill Lynch Pierce Fenner & Smith* 1700 Merrill Lynch Drive 2nd Floor Pennington, NJ 08534-4128	Class C	44,957	5.11%

Morgan Stanley* Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	Advisor	8,293,465	96.19%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Morgan Stanley* Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	8,867,313	27.14%

Forward International Real Estate Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Genworth Financial Trust* 3200 N Central Ave 7th Floor Phoenix, AZ 85012-2468	Investor	304,432	46.29%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	91,366	13.89%

TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103-2226	Investor	73,331	11.15%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	39,320	5.98%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Institutional	2,240,974	70.23%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	243,500	7.63%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	218,502	6.85%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Institutional	210,765	6.61%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	881,776	44.17%
National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class A	211,095	10.57%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	152,282	7.63%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	134,770	6.75%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	236,792	27.72%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	111,004	12.99%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class C	95,525	11.18%

UBS Financial Services Inc.* 1000 Harbor Blvd 5th Floor Weehawken, NJ 07086-6761	Class C	50,188	5.87%

Merrill Lynch Pierce Fenner & Smith* 1700 Merrill Lynch Drive 2nd Floor Pennington, NJ 08534-4128	Advisor	72,901	50.47%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Advisor	46,021	31.86%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Advisor	17,751	12.29%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	2,587,071	37.80%

Forward International Small Companies Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	502,489	23.84%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	361,209	17.14%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	336,652	15.97%

E*Trade Clearing LLC* PO Box 1542 Jersey City, NJ 07303-0484	Investor	378,797	17.97%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Investor	138,635	6.58%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Institutional	3,094,400	32.75%

Wells Fargo Bank* P.O Box 1533 Minneapolis, MN 55480	Institutional	2,383,720	25.23%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	1,979,959	20.95%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	1,630,453	17.25%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Advisor	172,501	93.49%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Advisor	10,811	5.86%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	3,455,609	29.43%

Forward Investment Grade Fixed-Income Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	66,150	60.05%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	30,080	27.31%

Orrstown Bank* 77 E. King Street Shippensburg, PA 17257	Institutional	184,894	53.24%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	43,705	12.58%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Institutional	31,595	9.10%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	19,931	5.74%

Gerlach & Co LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Class Z	1,677,083	100.00%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	1,677,083	78.57%

Forward Managed Futures Strategy Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Sutton Place Associates, LLC** 1 Embarcadero Ctr Ste 1350 San Francisco, CA 94111-3700	Investor	40,000	69.85%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	14,753	25.76%

Sutton Place Associates, LLC** 1 Embarcadero Ctr Ste 1350 San Francisco, CA 94111-3700	Institutional	40,000	93.32%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	2,596	6.06%

Sutton Place Associates, LLC** 1 Embarcadero Ctr Ste 1350 San Francisco, CA 94111-3700	Class C	40,000	91.97%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	3,490	8.03%

Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Class Z	295,487	100.00%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	295,487	67.29%

Sutton Place Associates, LLC* 1 Embarcadero Ctr Ste 1350 San Francisco, CA 94111-3700	120,000	27.33%

Forward Multi-Strategy Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Sterne Agee Group, Inc.* P.O.Box 451159 Westlake, OH 44145	Investor	74,788	55.28%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	26,330	19.46%

The Bank of Edwardsville* 330 West Vandalia Edwardsville, IL 62025	Investor	16,056	11.87%

Sutton Place Associates, LLC** 1 Embarcadero Ctr Ste 1350 San Francisco, CA 94111-3700	Institutional	482,888	69.61%

Sterne Agee Group, Inc.* 2 Perimeter Park South, Suite 100W Birmingham, AL 35243	Institutional	97,181	14.01%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	70,833	30.14%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	51,152	21.76%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	56,955	36.77%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	20,497	13.23%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class C	9,097	5.87%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Class C	8,819	5.69%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Sutton Place Associates, LLC* 1 Embarcadero Ctr Ste 1350 San Francisco, CA 94111-3700	482,888	39.62%

Forward Real Estate Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Genworth Financial Trust* 3200 N Central Ave 7th Floor Phoenix, AZ 85012-2468	Investor	3,258,761	54.75%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	1,258,272	21.14%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	711,510	11.96%

TD Ameritrade, Inc.* PO Box 2226 Omaha, NE 68103-2226	Investor	304,308	5.11%

Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Institutional	299,020	34.34%

Genworth Financial Trust* 3200 N Central Ave 7th Floor Phoenix, AZ 85012-2468	Institutional	279,410	32.09%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Institutional	137,274	15.77%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	109,707	12.60%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	91,906	21.73%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	40,297	9.53%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class A	38,919	9.20%

James T Wimmers 9785 Towne Center Drive San Diego, CA 92121	Class A	35,940	8.50%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	31,751	22.68%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class C	21,724	15.52%

Frontier Trust Company* PO Box 10758 Fargo, ND 58106-0758	Class C	10,513	7.51%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	10,026	7.16%

Colorado State Bank & Trust FBO Sandra Pearson 1600 Broadway Denver, CO 80202	Class C	8,955	6.40%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Genworth Financial Trust* 3200 N Central Ave 7th Floor Phoenix, AZ 85012-2468	3,538,171	47.91%

Forward Real Estate Long/Short Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	19,776	82.26%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	2,155	8.97%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	1,249	5.20%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	208,730	37.57%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	168,356	30.30%

TD Ameritrade, Inc.* PO Box 2226 Omaha, NE 68103-2226	Institutional	93,975	16.91%

Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Institutional	67,698	12.18%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	258,728	23.58%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class A	149,042	13.58%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	83,808	7.64%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class B	8,881	18.37%

Global Brokerage Services Inc.* 225 Main St Seneca, KS 66538	Class B	5,362	11.09%

Robert E Buntley 1776 Pleasant Plain Road Fairfield, IA 52556	Class B	3,076	6.36%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class B	2,736	5.66%

Global Brokerage Services Inc.* 700 17th Street, Suite 300 Denver, CO 80202	Class B	2,535	5.24%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	132,676	22.27%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	80,845	13.57%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class C	47,090	7.90%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Advisor	19,290	56.23%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Advisor	12,690	36.99%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Advisor	1,970	5.74%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	612,234	25.99%

Forward Select EM Dividend Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Genworth Financial Trust* 3200 N Central Ave 7th Floor Phoenix, AZ 85012-2468	Investor	366,907	47.51%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	106,828	13.83%

TD Ameritrade, Inc.* PO Box 2226 Omaha, NE 68103-2226	Investor	72,775	9.42%
Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Institutional	348,859	54.37%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Institutional	236,253	36.82%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	27,465	46.33%

Sutton Place Associates, LLC** 1 Embarcadero Ctr Ste 1350 San Francisco, CA 94111-3700	Class C	27,000	45.54%

Sutton Place Associates, LLC** 1 Embarcadero Ctr Ste 1350 San Francisco, CA 94111-3700	Advisor	27,000	58.87%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Advisor	15,765	34.37%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Genworth Financial Trust* 3200 N Central Ave 7th Floor Phoenix, AZ 85012-2468	392,160	25.82%

Forward Select Income Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Genworth Financial Trust* 3200 N Central Ave 7th Floor Phoenix, AZ 85012-2468	Investor	3,462,923	77.94%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	604,730	13.61%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	9,131,443	40.46%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Institutional	4,461,157	19.77%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	3,245,423	14.38%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Institutional	1,512,510	6.70%

BMO Harris Bank NA (M&I Trust)* 11270 W Park Place Ste 400 Milwaukee, WI 53224-3638	Institutional	1,350,798	5.98%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	6,095,185	27.02%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class A	5,481,349	24.30%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	2,376,505	10.54%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	1,775,147	7.87%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class B	132,293	40.16%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class B	70,367	21.36%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class B	22,086	6.70%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	4,102,504	37.32%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	1,303,178	11.85%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class C	1,300,189	11.83%

Sterne Agee Group, Inc.* P.O. Box 451159 Westlake, OH 44145	Class C	576,270	5.24%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Advisor	444,969	61.09%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Advisor	104,792	14.39%

Merrill Lynch Pierce Fenner & Smith* 1700 Merrill Lynch Drive 2nd Floor Pennington, NJ 08534-4128	Advisor	98,283	13.49%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Advisor	41,369	5.68%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

None

Forward Select Opportunity Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Institutional	245,810	52.25%

TD Ameritrade, Inc.* PO Box 2226 Omaha, NE 68103-2226	Institutional	155,762	33.11%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	372,383	79.51%

Global Brokerage Services Inc.* 225 Main St Seneca, KS 66538	Class A	33,002	7.05%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	26,892	99.99%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	372,383	38.56%

Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	245,810	25.45%

Forward Small Cap Equity Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	285,621	25.10%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	279,467	24.56%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	94,097	8.27%

Morgan Stanley* Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	Investor	61,394	5.39%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Institutional	53,390	25.20%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	40,213	18.98%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Institutional	28,548	13.47%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Institutional	24,509	11.57%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	19,243	9.08%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Advisor	104,570	87.31%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Advisor	13,149	10.98%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
None

Forward Tactical Enhanced Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	319,772	82.09%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	50,193	12.88%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	425,790	53.43%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Institutional	164,877	20.69%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	93,606	11.75%

Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Institutional	89,869	11.28%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class A	96,532	90.24%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	7,070	6.61%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class C	46,463	74.25%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	11,149	17.82%

Merrill Lynch Pierce Fenner & Smith* 1700 Merrill Lynch Drive 2nd Floor Pennington, NJ 08534-4128	Advisor	2,795,211	97.41%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Merrill Lynch Pierce Fenner & Smith* 1700 Merrill Lynch Drive 2nd Floor Pennington, NJ 08534-4128	2,795,527	66.16%

Forward Tactical Growth Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	4,055,327	65.52%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	543,405	8.78%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	499,319	8.07%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Investor	434,235	7.02%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	668,156	28.44%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Institutional	540,630	23.01%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	343,824	14.63%

Wells Fargo Bank Trust Ops* P.O. Box 1533 Minneapolis, MN 55480	Institutional	217,803	9.27%

UBS Financial Services Inc.* 1000 Harbor Blvd 5th Floor Weehawken, NJ 07086-6761	Institutional	183,153	7.79%

UBS Financial Services Inc.* 499 Washington Blvd Fl 9 Jersey City, NJ 07310-2055	Class A	1,720,277	40.47%

Morgan Stanley* Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	Class A	1,541,140	36.25%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	442,273	10.40%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class A	213,836	5.03%

Morgan Stanley* Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	Class C	2,399,557	63.28%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	344,945	9.10%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Class C	230,774	6.09%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Advisor	9,726,329	48.58%

Morgan Stanley* Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	Advisor	9,371,035	46.80%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Morgan Stanley* Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	13,574,340	37.08%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	10,011,350	27.35%

Forward Total MarketPlus Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Investor	13,608	28.99%

E*Trade Clearing LLC* PO Box 1542 Jersey City, NJ 07303-0484	Investor	13,433	28.61%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	4,841	10.31%

BB&T Securities, LLC* 8006 Discovery Drive Richmond, VA 23229	Investor	3,057	6.51%

E*Trade Clearing LLC* PO Box 1542 Jersey City, NJ 07303-0484	Investor	3,013	6.42%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	174,559	36.12%

BMO Harris Bank NA (M&I Trust)* 1000 N Water St - Tr14 Milwaukee, WI 53202-6648	Institutional	169,445	35.07%

National Financial Services Corp.* P.O. Box 3908 Church St. Station New York, NY 10008	Institutional	30,832	6.38%

Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Class Z	386,130	100.00%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	386,130	42.14%

Forward U.S. Government Money Fund

The following persons owned of record or beneficially, as of April 1, 2014, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Colorado State Bank & Trust Co. FBO Emily Imperiale 1600 Broadway Denver, CO 80202	Investor	131,566	12.11%

The Bank of Edwardsville* 330 West Vandalia Edwardsville, IL 62025	Investor	92,324	8.49%

MSCS Financial Services Trust* 700 17th St Ste 300 Denver, CO 80202-3304	Investor	59,502	5.47%

Zions First National Bank* PO Box 990 Las Vegas, NV 89125-0990	Institutional	74,000,494	95.59%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	547,991	34.02%

Colorado State Bank & Trust FBO Charles Chamberlain 1600 Broadway Denver, CO 80202	Class A	121,221	7.53%

Colorado State Bank & Trust FBO Harry Abraham Statter 1600 Broadway Denver, CO 80202	Class A	102,441	6.36%

Colorado State Bank & Trust FBO Steven Kurth 1600 Broadway Denver, CO 80202	Class A	98,973	6.14%

Frederick D Smith Jr 100 Concourse Blvd, Suite 101 Glen Allen, VA 23059	Class C	550,046	25.34%

Morgan Stanley* Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	Class C	416,475	19.19%

Charles C Chamberlain 12325 Port Grace Blvd La Vista, NE 68128	Class C	166,674	7.68%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	139,653	6.43%

Wells Fargo Advisors* 10750 Wheat First Drive Glen Allen, VA 23060-9243	Class C	135,335	6.24%

Zions First National Bank* 2000 S Colorado Blvd Ste 2-900 Denver, CO 80222-7931	Class Z	2,271,000	86.64%

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Class Z	350,051	13.36%

The following persons owned of record or beneficially, as of April 1, 2014, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Zions First National Bank* PO Box 990 Mail Code Mc02 2200 Las Vegas, NV 89125-0990	74,000,494	87.16%

*	Shares are believed to be held only as nominee.
**	Sutton Place Associates, LLC and Sutton Place Management are entities under common control with Forward Management.

The persons listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Fund. As a result, those persons would have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of such Fund.

Except as noted below, as of March 31, 2014 the Officers and Trustees owned less than 1% of any class of any of the outstanding shares of the Funds.

Name of Fund	Class Owned	Percent of Class
Forward Dynamic Income Fund	A	2.86%

Forward Emerging Markets Fund	Advisor	2.58%

Forward Emerging Markets Fund	Institutional Class	2.12%

Forward Endurance Long/Short Fund	Institutional Class	1.58%

Forward Endurance Long/Short Fund	Investor Class	10.30%

Forward Global Infrastructure Fund	Advisor Class	20.07%

Forward Managed Futures Strategy Fund	Institutional	3.26%

Forward Real Estate Long/Short Fund	Advisor Class	1.04%

Forward Select EM Dividend Fund	Advisor Class	1.89%

Forward Small Cap Equity Fund	Advisor Class	2.66%

Forward Small Cap Equity Fund	Investor	4.06%

Other Information

The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Trust by any governmental agency. The Funds’ prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

Investors in the Funds will be kept informed of their investments in the Funds through annual and semi-annual reports showing portfolio composition, statistical data, and any other significant data, including financial statements audited by the independent registered public accountants.

Custodian

Citibank, N.A. (“Citibank”) is the Trust’s custodian. Its principal business address is 388 Greenwich Street, New York, New York 10013. Citibank is responsible for the custody of each Fund’s assets and, as foreign custody manager, will oversee the custody of any Fund assets held outside the United States. Citibank takes no part in the decisions relating to the purchase or sale of the Trust’s portfolio securities.

Legal Counsel

Legal matters for the Trust are handled by Dechert LLP, 1900 K Street, NW, Washington, DC 20006.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP acts as the Trust’s independent registered public accounting firm.

FINANCIAL STATEMENTS

The financial statements of the Funds (except for the Forward Core Strategy Long/Short Fund and Forward Floating NAV Short Duration Fund) for the fiscal year ended December 31, 2013 appearing in the annual reports to shareholders have been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm. Such financial statements are incorporated herein by reference to the Funds’ annual reports as filed with the SEC on March 6, 2014 (Accession No. 0001193125-14-086165).

You may obtain a prospectus, annual report or semi-annual report at no charge by contacting the Trust at Forward Funds, P.O. Box 1345, Denver, CO 80201, or by calling (800) 999-6809.

FORWARD FUNDS

PART C: OTHER INFORMATION

ITEM 28. EXHIBITS

(a)(1)	Amended and Restated Agreement and Declaration of Trust of Forward Funds (the “Registrant”), incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement filed with the Commission on April 30, 2007.

(a)(2)	Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant, incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 108 to this Registration Statement filed with the Commission on February 19, 2014.

(b)	Amended and Restated By-Laws of the Registrant dated December 8, 2005, amended as of December 7, 2006, March 4, 2009, and September 25, 2009, incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(c)	Not applicable.

(d)(1)(a)	Amended and Restated Investment Management Agreement between the Registrant and Forward Management LLC (the “Advisor” or “Forward Management”), dated as of May 1, 2005 and amended and restated as of January 8, 2008, March 5, 2008 and December 15, 2011, with respect to Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund (formerly known as the Forward Large Cap Dividend Fund), Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Total MarketPlus Fund (formerly known as the Forward Extended MarketPlus Fund), Forward U.S. Government Money Fund, Forward Multi-Strategy Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income & Growth Allocation Fund, and Forward Income Builder Fund, incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 90 to this Registration Statement filed with the Commission on December 29, 2011.

(d)(1)(b)	Amended Exhibit A to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with Forward Commodity Long/Short Strategy Fund, Forward Core Strategy Long/Short Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund Forward Tactical Growth Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Managed Futures Strategy Fund, Forward Dynamic Income Fund, and Forward Select Opportunity Fund, incorporated by reference to Exhibit (d)(1)(b) to Post-Effective Amendment No. 108 to this Registration Statement filed with the Commission on February 19, 2014.

(d)(1)(c)	Amended Exhibit B to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with Forward Balanced Allocation Fund, Forward Frontier Strategy Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward High Yield Bond Fund, Forward Income Builder Fund, Forward Income & Growth Allocation Fund, Forward Investment Grade Fixed Income Fund, Forward Multi-Strategy Fund, Forward Total MarketPlus Fund, and Forward U.S. Government Money Fund, incorporated by reference to Exhibit (d)(1)(c) to Post-Effective Amendment No. 103 to this Registration Statement filed with the Commission on April 30, 2013.

1

(d)(2)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Asset Management Limited (“Pictet Ltd”), dated as of July 1, 2005 and amended and restated as of December 1, 2007 with respect to the Forward International Small Companies Fund, incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(2)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the Forward International Small Companies Fund, incorporated by reference to Exhibit (d)(5)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(2)(b)	Second Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of November 1, 2009 with respect to the Forward International Small Companies Fund, incorporated by reference to Exhibit (d)(6)(b) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(d)(2)(c)	Third Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of October 1, 2013, incorporated by reference to Exhibit (d)(2)(c) to Post-Effective Amendment No. 108 to this Registration Statement filed with the Commission on February 19, 2014.

(d)(3)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and SW Asset Management, LLC (“SW”) dated February 14, 2011 with respect to the Forward EM Corporate Debt Fund, incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 81 to this Registration Statement filed with the Commission on February 28, 2011.

(d)(4)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Broadmark Asset Management, LLC (“Broadmark”) dated September 14, 2009 with respect to the Forward Tactical Growth Fund, incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(d)(4)(a)	Amendment to Sub-Advisory Agreement among the Registrant, the Advisor and Broadmark dated October 1, 2011 with respect to the Forward Tactical Growth Fund, incorporated by reference to Exhibit (d)(10)(a) to Post-Effective Amendment No. 89 to this Registration Statement filed with the Commission on November 16, 2011.

(d)(5)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and First Western Capital Management Company (“First Western”) dated September 1, 2008 and amended and restated as of March 31, 2010 with respect to the Forward High Yield Bond Fund, incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(d)(6)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pacific Investment Management Company LLC (“PIMCO”) dated September 1, 2008 with respect to the Forward Investment Grade Fixed-Income Fund, incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(6)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and PIMCO entered into as of November 17, 2008 with respect to the Forward Investment Grade Fixed-Income Fund, incorporated by reference to Exhibit (d)(18)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(7)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and PIMCO dated November 13, 2013 with respect to the Forward Credit Analysis Long/Short Fund, incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 108 to this Registration Statement filed with the Commission on February 19, 2014.

(d)(8)	Investment Management Agreement among the Advisor and Forward Commodity Long/Short Strategy (Cayman) Fund Ltd. effective December 31, 2010 with respect to the Forward Commodity Long/Short Strategy Fund, filed herewith.

(d)(9)	Investment Management Agreement among the Advisor and Forward Managed Futures Strategy (Cayman) Fund Ltd. effective December 31, 2011 with respect to the Forward Managed Futures Strategy Fund, filed herewith.

(d)(10)	Investment Management Agreement among the Advisor and Forward Select Income Opportunity (Cayman) Fund Ltd. effective August 20, 2013 with respect to the Forward Select Income Opportunity Fund, filed herewith.

2

(e)(1)(a)	Distribution Agreement between the Registrant and Forward Securities, LLC (“Forward Securities”) dated as of April 15, 2012, incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 97 to this Registration Statement filed with the Commission on April 30, 2012.

(e)(1)(b)	Amended Schedule A to the Distribution Agreement between the Registrant and Forward Securities made as of December 23, 2013, incorporated by reference to Exhibit (e)(1)(b) to Post-Effective Amendment No. 108 to this Registration Statement filed with the Commission on February 19, 2014.

(f)	None.

(g)(1)(a)	Form of Custodian Agreement between the Registrant and Citibank, N.A. (“Citibank”) dated as of October 24, 2012, incorporated by reference to Exhibit (g)(1)(a) to Post-Effective Amendment No. 102 to this Registration Statement filed with the Commission on February 11, 2013.

(g)(1)(b)	Appendix A to the Custodian Agreement between the Registrant and Citibank, incorporated by reference to Exhibit (g)(1)(b) to Post-Effective Amendment No. 108 to this Registration Statement filed with the Commission on February 19, 2014.

(h)(1)(a)	Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS Fund Services, Inc. (“ALPS”) made as of April 12, 2010, incorporated by reference to Exhibit (h)(1)(a) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(1)(b)	Amendment to Appendix C to the Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS made as of April 24, 2014, filed herewith.

(h)(1)(c)	Amendment to Appendix A to the Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS made as of December 23, 2013, incorporated by reference to Exhibit (h)(1)(b) to Post-Effective Amendment No. 108 to this Registration Statement filed with the Commission on February 19, 2014.

(h)(1)(d)	Amendment to Appendix B to the Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS made as of January 3, 2011, incorporated by reference to Exhibit (h)(1)(d) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(h)(2)(a)	Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of June 3, 2009 and effective June 15, 2009, incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 63 to this Registration Statement filed with the Commission on July 1, 2009.

(h)(2)(b)	Amendment to Schedule A to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of May 1, 2014, filed herewith.

(h)(2)(c)	Amendment to Schedule B to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of April 1, 2014, filed herewith.

(h)(3)(a)	Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of June 3, 2009 and effective June 15, 2009, incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 63 to this Registration Statement filed with the Commission on July 1, 2009.

(h)(3)(b)	Amendment to Schedule A to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of December 23, 2013, incorporated by reference to Exhibit (h)(3)(b) to Post-Effective Amendment No. 108 to this Registration Statement filed with the Commission on February 19, 2014.

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(h)(4)(a)	Amended and Restated Shareholder Services Plan for the Class A, Class B, Class C, Advisor Class, Investor Class, Advisor Class and Institutional Class shares, as applicable, of each of the Forward Balanced Allocation Fund, Forward Core Strategy Long/Short Fund, Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Frontier Strategy Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward High Yield Bond Fund, Forward Income & Growth Allocation Fund, Forward Income Builder Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Multi-Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Total MarketPlus Fund, and Forward U.S. Government Money Fund, incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 103 to this Registration Statement filed with the Commission on April 30, 2013.

(h)(4)(b)	Exhibit A to the Amended and Restated Shareholder Services Plan for the Class A, Class B, Class C, Advisor Class, Investor Class, Advisor Class and Institutional Class shares, as applicable, of each of the Forward Balanced Allocation Fund, Forward Core Strategy Long/Short Fund, Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Frontier Strategy Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward High Yield Bond Fund, Forward Income & Growth Allocation Fund, Forward Income Builder Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Multi-Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Total MarketPlus Fund, Forward U.S. Government Money Fund, Forward Dynamic Income Fund, and Forward Select Opportunity Fund, filed herewith.

(h)(6)	Administrative Services Plan for Institutional Class, Investor Class, Class A and Class C shares of the Forward U.S. Government Money Fund, incorporated by reference to Exhibit (h)(6)(b) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(h)(7)(a)	Expense Limitation Agreement for the Forward International Dividend Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, Advisor Class shares) dated as of May 1, 2014, filed herewith.

(h)(7)(b)	Expense Limitation Agreement for the Forward Emerging Markets Fund (Investor Class shares, Institutional Class shares, Class C shares, and Advisor Class shares) dated as of May 1, 2014, filed herewith.

(h)(7)(c)	Expense Limitation Agreement for the Forward Credit Analysis Long/Short Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, and Advisor Class shares) dated as of May 1, 2014, filed herewith.

(h)(7)(d)	Expense Limitation Agreement for the Forward Select EM Dividend Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, and Advisor Class shares) dated as of May 1, 2014, filed herewith.

(h)(7)(e)	Expense Limitation Agreement for the Forward Small Cap Equity Fund (Investor Class shares, Institutional Class shares, Class C shares, and Advisor Class shares) dated as of May 1, 2014, filed herewith.

(h)(7)(f)	Advisory Fee Waiver Agreement between the Advisor and the Registrant with respect to the Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, and Forward Income & Growth Allocation Fund effective as of May 1, 2014, filed herewith.

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(h)(7)(g)	Administrative Fee Waiver Agreement between the Registrant and Forward Management with respect to the Forward U.S. Government Money Fund effective as of May 1, 2014, filed herewith.

(h)(7)(h)	Expense Limitation Agreement for the Forward Endurance Long/Short Fund (Investor Class shares, Institutional Class shares, Class C shares, and Advisor Class shares), dated as of May 1, 2014, filed herewith.

(h)(7)(i)	Expense Limitation Agreement for the Forward Floating NAV Short Duration Fund (Investor Class shares, Institutional Class shares, Class C shares, Advisor Class shares, and Class Z shares) dated May 1, 2014, filed herewith.

(h)(7)(j)	Expense Limitation Agreement for the Forward Managed Futures Strategy Fund (Investor Class shares, Institutional Class shares, Class C shares, Advisor Class shares, and Class Z shares) dated May 1, 2014, filed herewith.

(h)(7)(k)	Expense Limitation Agreement for the Forward Global Dividend Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated May 1, 2014, filed herewith.

(h)(7)(l)	Expense Limitation Agreement for the Forward Frontier Strategy Fund (Investor Class shares, Institutional Class shares, Advisor Class shares, and Class Z shares) dated May 1, 2014, filed herewith.

(h)(7)(m)	Expense Limitation Agreement for the Forward Core Strategy Long/Short Fund (Investor Class shares, Institutional Class shares, Class C shares, and Advisor Class shares) dated May 1, 2014, filed herewith.

(h)(7)(n)	Expense Limitation Agreement for the Forward Total MarketPlus Fund (Investor Class shares, Institutional Class shares, and Class Z shares) dated May 1, 2014, filed herewith.

(h)(7)(o)	Expense Limitation Agreement for the Forward Income Builder Fund (Investor Class shares, Institutional Class shares, Class A, and Class C shares) dated May 1, 2014, filed herewith.

(h)(7)(p)	Expense Limitation Agreement for the Forward Dynamic Income Fund (Investor Class shares, Institutional Class shares, Class A shares , Class C shares and Advisor Class shares) dated July 31, 2013, incorporated by reference to Exhibit (h)(7)(s) to Post-Effective Amendment No. 106 to this Registration Statement filed with the Commission on July 31, 2013.

(h)(7)(q)	Expense Limitation Agreement for the Forward Select Opportunity Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares and Advisor Class shares) dated July 31, 2013, incorporated by reference to Exhibit (h)(7)(t) to Post-Effective Amendment No. 106 to this Registration Statement filed with the Commission on July 31, 2013.

(h)(7)(r)	Expense Limitation Agreement for the Forward International Small Companies Fund (Investor Class shares, Institutional Class shares, Class C, and Advisor Class shares) dated May 1, 2014, filed herewith.

(h)(7)(s)	Expense Limitation Agreement for the Forward Multi-Strategy Fund (Investor Class shares, Institutional Class shares, Class A, and Class C shares) dated May 1, 2014, filed herewith.

(h)(8)(a)	Amended and Restated Agreement for Rule 38a-1 Compliance Support Services Agreement (“Compliance Support Services Agreement”) between the Registrant and the Advisor dated as of September 1, 2010, incorporated by reference to Exhibit (h)(8)(a) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(h)(8)(b)	Schedule to Amended and Restated Compliance Support Services Agreement, incorporated by reference to Exhibit (h)(8)(b) to Post-Effective Amendment No. 108 to this Registration Statement filed with the Commission on February 19, 2014.

(i)	Legal Opinion of Dechert LLP as to legality of securities being registered, filed herewith.

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(j)(1)	Consent of Independent Registered Public Accounting Firm, filed herewith.

(j)(2)	Powers of Attorney for Haig G. Mardikian, Donald O’Connor, DeWitt F. Bowman, Cecilia H. Herbert, Julie Allecta, and A. John Gambs, incorporated by reference to Exhibit (j)(2) to Post-Effective Amendment No. 102 to this Registration Statement filed with the Commission on February 11, 2013.

(k)	Not Applicable.

(l)	Not applicable.

(m)(1)(a)	Service and Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Forward Balanced Allocation Fund, Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward High Yield Bond Fund, Forward Income & Growth Allocation Fund, Forward Income Builder Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Multi-Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Total MarketPlus Fund, and Forward U.S. Government Money Fund, incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 102 to this Registration Statement filed with the Commission on February 11, 2013.

(m)(1)(b)	Amended Appendix A to the Service and Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Forward Balanced Allocation Fund, Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward High Yield Bond Fund, Forward Income & Growth Allocation Fund, Forward Income Builder Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Multi-Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Total MarketPlus Fund, and Forward U.S. Government Money Fund, Forward Dynamic Income Fund, and Forward Select Opportunity Fund, incorporated by reference to Exhibit (m)(1)(b) to Post-Effective Amendment No. 108 to this Registration Statement filed with the Commission on February 19, 2014.

(m)(2)(a)	Service and Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Forward Balanced Allocation Fund, Forward Credit Analysis Long/Short Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward Growth & Income Fund, Forward Growth Allocation Fund, Forward Income & Growth Allocation Fund, Forward Income Builder Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Multi-Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Total MarketPlus Fund, and Forward U.S. Government Money Fund, incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 102 to this Registration Statement filed with the Commission on February 11, 2013.

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(m)(2)(b)	Amended Appendix A to the Service and Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Forward Balanced Allocation Fund, Forward Credit Analysis Long/Short Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward Growth & Income Fund, Forward Growth Allocation Fund, Forward Income & Growth Allocation Fund, Forward Income Builder Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Multi-Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Total MarketPlus Fund, Forward U.S. Government Money Fund, Forward Dynamic Income Fund, and Forward Select Opportunity Fund, incorporated by reference to Exhibit (m)(2)(b) to Post-Effective Amendment No. 108 to this Registration Statement filed with the Commission on February 19, 2014.

(m)(3)	Distribution Plan pursuant to Rule 12b-1 for the Class B shares of each of the Forward Global Infrastructure Fund, Forward Select Income Fund, and Forward Real Estate Long/Short Fund, incorporated by reference to Exhibit (m)(5)(a) to Post-Effective Amendment No. 82 to this Registration Statement filed with the Commission on April 29, 2011.

(m)(4)(a)	Distribution and Service Plan pursuant to Rule 12b-1 for the Class C shares of each of the Forward Balanced Allocation Fund, Forward Commodity Long/Short Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward High Yield Bond Fund, Forward Income & Growth Allocation Fund, Forward Income Builder Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Managed Futures Strategy Fund, Forward Multi-Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Total MarketPlus Fund, and Forward U.S. Government Money Fund, incorporated by reference to Exhibit (m)(4)(a) to Post-Effective Amendment No. 102 to this Registration Statement filed with the Commission on February 11, 2013.

(m)(4)(b)	Amended Appendix A to the Distribution and Service Plan pursuant to Rule 12b-1 for the Class C shares of each of the Forward Balanced Allocation Fund, Forward Commodity Long/Short Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward High Yield Bond Fund, Forward Income & Growth Allocation Fund, Forward Income Builder Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Managed Futures Strategy Fund, Forward Multi-Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Total MarketPlus Fund, and Forward U.S. Government Money Fund, Forward Dynamic Income Fund, and Forward Select Opportunity Fund, incorporated by reference to Exhibit (m)(4)(b) to Post-Effective Amendment No. 108 to this Registration Statement filed with the Commission on February 19, 2014.

(n)	Multiple Class Plan pursuant to Rule 18f-3 (as amended), incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 103 to this Registration Statement filed with the Commission on April 30, 2013.

(o)	Not applicable.

(p)(1)	Registrant’s Code of Ethics, filed herewith.

(p)(2)	Code of Ethics of the Advisor, filed herewith.

(p)(3)	Code of Ethics of Pictet Ltd., incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 108 to this Registration Statement filed with the Commission on February 19, 2014.

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(p)(4)	Code of Ethics of Forward Securities, incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 97 to this Registration Statement filed with the Commission on April 30, 2012.

(p)(5)	Code of Ethics of First Western, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(p)(6)	Code of Ethics of PIMCO, incorporated by reference to Exhibit (p)(14) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(p)(7)	Code of Ethics of Broadmark, incorporated by reference to Exhibit (p)(10) to Post-Effective Amendment No. 85 to this Registration Statement filed with the Commission on September 30, 2011.

(p)(8)	Code of Ethics of SW, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 81 to this Registration Statement filed with the Commission on February 28, 2011.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS.

Forward Commodity Long/Short Strategy Fund, a series of the Registrant, wholly owns and controls Forward Commodity Long/Short Strategy (Cayman) Fund Ltd. (the “Commodity Long/Short Strategy Subsidiary”), a company organized under the laws of the Cayman Islands. The Commodity Long/Short Strategy Subsidiary’s financial statements will be included on a consolidated basis in the Forward Commodity Long/Short Strategy Fund’s annual and semi-annual reports to shareholders.

Forward Managed Futures Strategy Fund, a series of the Registrant, wholly owns and controls Forward Managed Futures Strategy (Cayman) Fund Ltd. (the “Managed Futures Strategy Subsidiary”), a company organized under the laws of the Cayman Islands. The Managed Futures Strategy Subsidiary’s financial statements will be included on a consolidated basis in the Forward Managed Futures Strategy Fund’s annual and semi-annual reports to shareholders.

Forward Select Opportunity Fund, a series of the Registrant, wholly owns and controls Forward Select Opportunity (Cayman) Fund Ltd. (the “Select Opportunity Subsidiary”), a company organized under the laws of the Cayman Islands. The Select Opportunity Subsidiary’s financial statements will be included on a consolidated basis in the Forward Select Opportunity Fund’s annual and semi-annual reports to shareholders.

ITEM 30. INDEMNIFICATION

The Registrant’s Amended and Restated Declaration of Trust (“Declaration of Trust”), filed as Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement, and Amended and Restated By-Laws, filed as Exhibit (b) to Post-Effective Amendment No. 66 to this Registration Statement, provide among other things, that current and former trustees and officers who were or are a party, or are threatened to be made a party, to any proceeding or claim by reason of the fact that such person is or was a Trustee or officer of the Registrant, shall be indemnified against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) that his conduct was in the Registrant’s best interests and (b) in the case of a criminal proceeding, that he had no reasonable cause to believe his conduct was unlawful; provided that, the trustees and officers of the Registrant shall not be entitled to indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office, or in respect of any claim or proceeding as to which such person shall have been adjudicated by a court or other competent body to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity.

The Distribution Agreement between the Registrant and Forward Securities, filed herewith to this Registration Statement, provides for indemnification of Forward Securities, its officers and directors and any person who controls Forward Securities.

The Registrant has in effect a directors’ and officers’ liability policy covering specific types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to such provisions of the Declaration of Trust, Underwriting Agreement, or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”), such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses

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incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS

Forward Management performs investment advisory services for Registrant. The directors and officers of Forward Management and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
J. Alan Reid, Jr., Chief Executive Officer	Sutton Place Management, LLC 101 California Street Suite 1600 San Francisco, CA 94111	2001 to present	Chief Executive Officer, service company

	Sutton Place Associates, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	2001 to present	Vice President, investment holding company

	FISCOP, LLC 101 California Street Suite 1600 San Francisco CA 94111	2001 to present	Chief Executive Officer, research company

	Broderick Management, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	2001 to present	Vice President, holding company

	FOLIOfn, Inc. 8000 Towers Crescent Drive Suite 1500 Vienna, VA 22182	2002 to present	Director, financial services company

	ReFlow Fund SICAV 2-8 avenue Charles de Gaulle L-1653, Luxembourg	June 2006 to June 2012	Director and Chairman of the Board, liquidity fund

	Forward Securities, LLC 101 California Street Suite 1600 San Francisco, CA 94111	August 2010 to present	Director and President, broker-dealer

Judith M. Rosenberg, Chief Compliance Officer	Forward Securities, LLC 101 California Street Suite 1600 San Francisco, CA 94111	August 2010 to present	Director, Chief Compliance Officer and Secretary, broker-dealer

	Sutton Place Management, LLC 101 California Street Suite 1600 San Francisco, CA 94111	November 2012 to present	Secretary, service company

	FISCOP, LLC 101 California Street Suite 1600 San Francisco CA 94111	November 2012 to present	Secretary, research company

Loire White, Controller	Sutton Place Associates, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	February 2014 to present	Secretary, investment holding company

	Sutton Place Management, LLC 101 California Street Suite 1600 San Francisco, CA 94111	November 2012 to present	Controller, service company

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	Broderick Management, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	February 2014 to present	Secretary, holding company

	FISCOP, LLC 101 California Street Suite 1600 San Francisco CA 94111	November 2012 to present	Controller, research company

	Forward Commodity Long/Short Strategy (Cayman) Fund Ltd. 101 California Street Suite 1600 San Francisco, CA 94111	November 2012 to present	Director, investment company

	Forward Managed Futures Strategy (Cayman) Fund, Ltd. 101 California Street Suite 1600 San Francisco, CA 94111	November 2012 to present	Director, investment company

	Forward Select Opportunity (Cayman) Fund, Ltd 101 California Street Suite 1600 San Francisco, CA 94111	July 2013 to present	Director, investment company

	Broadmark Asset Management, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	October 2013 to present	Manager, Management Committee, investment advisor

James O’Donnell, Chief Investment Officer	None

Robert S. Naka, Chief Operating Officer	None

Norman Mains, Chief Risk Officer	Forward Commodity Long/Short Strategy (Cayman) Fund Ltd. 101 California Street Suite 1600 San Francisco, CA 94111	November 2012 to present	Director, investment company

	Forward Managed Futures Strategy (Cayman) Fund, Ltd. 101 California Street Suite 1600 San Francisco, CA 94111	October 2011 to present	Director, investment company

	Forward Select Opportunity (Cayman) Fund, Ltd 101 California Street Suite 1600 San Francisco, CA 94111	July 2013 to present	Director, investment company

	Broadmark Asset Management, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	November 2009 to present	Manager, Management Committee, investment advisor

David H. Chow, Director	DanCourt Management LLC 1771 Post Road East, Suite 178 Westport, CT 06880	March 1999 to present	Founder and Chief Executive Officer, financial/ strategy consulting firm and investment advisor

	Van Eck Market Vectors ETF Trust 335 Madison Avenue, 19th Floor New York, NY 10017	May 2006 to present	Chairman and Independent Trustee, open-end investment management trust

	Broadmark Asset Management, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	December 2012 to September 2013	Manager, Management Committee, investment advisor

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	Berea College of Kentucky Berea, KY 40404	May 2009 to present	Trustee and Investment Committee Vice-Chairman, educational institution

	Independent Directors Council 1401 H Street, NW, Suite 1200 Washington, DC 20005	October 2012 to present	Member of Governing Council, investment company independent directors organization

	CFA Society of Stamford 1127 High Ridge Road #307 Stamford, CT 06905	July 2009 to present	President and Board Member, CFA Institute’s local chapter of investment professionals

James J. Halligan, Director	ReFlow Fund SICAV 2-8 avenue Charles de Gaulle L-1653, Luxembourg	June 2006 to June 2012	Director, liquidity fund

	Forward Commodity Long/Short Strategy (Cayman) Fund Ltd. 101 California Street Suite 1600 San Francisco, CA 94111	October 2010 to present	Director, investment company

	Forward Managed Futures Strategy (Cayman) Fund, Ltd. 101 California Street Suite 1600 San Francisco, CA 94111	October 2011 to present	Director, investment company

	Forward Select Opportunity (Cayman) Fund, Ltd 101 California Street Suite 1600 San Francisco, CA 94111	07/2013 to present	Director, investment company

William A. Prezant, Director	Prezant & Mollath Attorneys at Law 6560 SW McCarran Blvd. Reno, NV 89509	1988 to present	Self-employed, law practice

	Strategic Hotels & Resorts 777 West Wacker, Suite 4600 Chicago, IL 60601	March 2006 to present	Director, NYSE Hotel REIT

	YOU Technology, Inc. 701 Gateway Blvd. Suite 101 South San Francisco, CA 94080	June 2009 to present	Director, digital marketing company

	Macroh U.S.A., Inc. 100 Green Street San Francisco, CA 94111	August 2012 to present	Director, tech-media company

	Oclaro, Inc. 2560 Junction Avenue San Jose, CA 95134	September 2013 to present	Director, subsidiaries of manufacturing company

Toby Rosenblatt, Director	Founders Investments Ltd. 220 Halleck St., Suite 125 San Francisco, CA 94118	1999 to present	President, private investment company

	BlackRock Equity Liquidity Funds 40 E. 52nd Street New York, NY 10022	March 2005 to present	Director (independent), mutual funds

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	Pherin Pharmaceuticals 4962 El Camino Real Suite 223 Los Altos, CA 94022	1993 to present	Director, private specialty pharmaceuticals company

Thomas E. Woodhouse, Director	Minerva Office Management, Inc. 1325 Airmotive Way Suite 340 Reno, Nevada 89502	January 2002 to present	Director, trust administration company

	Vallejo Investments, Inc. One Embarcadero Center Suite 1350 San Francisco, CA 94111	May 1997 to present	Director, family office

	Ronald Family Trust A 1325 Airmotive Way Suite 340 Reno, Nevada 89502	January 2009 to present	Co-Trustee, family trust

	Anne & Gordon Getty Foundation One Embarcadero Center Suite 1350 San Francisco, CA 94111	2005 to present	Director, private foundation

	Broadway Investments, Inc. 1325 Airmotive Way Suite 340 Reno, Nevada 89502	2001 (approx) to present	Vice President, Trustee of Orpheus and Pleiades Trusts

	Broderick Management, LLC One Embarcadero Center Suite 1350 San Francisco, CA 94111	2008 to present	Director, holding company

	GML Corporation One Embarcadero Center Suite 1050 San Francisco, CA 94111	2001 (approx) to present	Director, holding company

	PAJW Corporation One Embarcadero Center Suite 1350 San Francisco, CA 94111	2000 to present	Director, charitable remainder trust

	Petoil Corporation One Embarcadero Center Suite 1350 San Francisco, CA 94111	2001 (approx) to present	Vice President, Director, oil production

	TEWA Advisors, Inc. 1325 Airmotive Way, Suite 160 Reno, NV 89502	June 2011 to present	Directors, President, Secretary, trustee office

Robert L. Leberman, Director	704 Sansome Street, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	January 2009 to present	President, Secretary, Real Estate

	Ann & Gordon Getty Foundation One Embarcadero Center, Suite 1350 San Francisco, CA 94111	June 2010 to present	Director, Private Foundation

	Broderick Management, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	April 2009 to present	Vice President, Holding Company

	Donwilong, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	January 2011 to present	President, Secretary Real Estate

	GCN Investments, Inc. One Embarcadero Center, Suite 1350 San Francisco, CA 94111	August 2010 to present	Director, CEO, CFO, President, Vice President, Secretary, Treasurer, Investment Company

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Gilbert Management, Inc. One Embarcadero Center, Suite 1350 San Francisco, CA 94111	January 2011 to present	Vice President, Administrative Service

Gilbert, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	January 2009 to present	President, Secretary Administrative Service

GPG Enterprises, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	January 2009 to present	Director, President, Secretary Investment Company

GPG Foundation One Embarcadero Center, Suite 1350 San Francisco, CA 94111	January 2009 to present	Director, Private Foundation

GPG Properties, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	January 2009 to present	CEO, President Holding Company

Jovalle Enterprises, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	January 2009 to present	Director, CEO, President, Secretary Real Estate

Minerva Office Management, Inc. 1325 Airmotive Way, Suite 340 Reno, NV 89502	December 2008 to present	President, CEO Trust Administration Services

Orpheus Family Trust 1325 Airmotive Way, Suite 340 Reno, NV 89502	December 2008 to present	Trust Administrator, Trust Administration Services

Pistol Vineyards, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	August 2012 to present	Director, President, Secretary Real Estate

PAJW Corporation One Embarcadero Center, Suite 1350 San Francisco, CA 94111	January 2009 to present	President, Charitable Remainder Trust

Pleiades Family Trust 1325 Ailmotive Way, Suite 340 Reno, NV 89502	December 2008 to present	Trust Administrator, Trust Administration Services

PlumpJack Management Services, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	January 2009 to present	CEO, Business Investments

Reflow Forward Family Holding Company, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	January 2009 to present	CEO, Business Investments

Ronald Family Trust A 1325 Airmotive Way, Suite 340 Reno, NV 89502	December 2008 to present	Trust Administrator, Trust Administration Services

Sentinel Hill Vineyards, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	January 2009 to present	CEO, President Real Estate

Sideman and Bancroft, LLP One Embarcadero Center, 22”’ Floor San Francisco, CA 94111	November 1978 to present	Of Counsel, Law Firm

Sutton Place Associates, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	April 2010 to present	Vice President, Investment Holding Company

Vallejo Investments, Inc. One Embarcadero Center, Suite 1350 San Francisco, CA 94111	January 2009 to present	CEO, Family Office

13

Pictet Asset Management Limited performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management Limited and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Renaud De Planta	Banque Pictet & Cie SA Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP Pictet Asset Management Holding SA Pictet & Partners Pictet & Cie Group SCA	ongoing	Chief Executive Officer, Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	ongoing	Chief Compliance Officer

Philippe De Weck	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Senior Investment Manager, Director

Richard Heelis	Pictet Asset Management Ltd Pictet Asset Management SA Pictet Asset Management (Hong Kong) Ltd	ongoing	Director, Head of Equities

Sebastien Eisinger	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Asset Management (Singapore) Pte Ltd	ongoing	Head of Fixed Inco me, Director

Olivier Ginguene	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Quantitative Investment, Director

John Sample	Pictet Asset Management SA Pictet Asset Management Ltd Pictet (London) Ltd Pictet Asset Management (Singapore) Ltd Pictet Asset Management (Singapore) Pte Ltd Pictet Asset Management (Hong Kong) Ltd	ongoing	Director, Chief Operations Officer

Nigel Burnham	Pictet Asset Management SA Pictet Investment Company Limited Pictet Asset Management Ltd Alphalab Fund Ltd Pictet Asset Management (Singapore) Pte Ltd Pictet (London) Ltd	ongoing	Director, Chief Financial Officer

14

Broadmark Asset Management, LLC performs investment advisory services for Registrant. The trustees and officers of Broadmark and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Daniel J. Barnett Chairman and Manager, Management Committee	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	06/2007 to present	CEO and Director, Investment Management Firm

	Revere Securities Corp. 12 East 52nd Street, 6th Floor New York, NY 10022	05/2009 to present 06/2009 to present	Chairman and Director, Registered Rep, Broker Dealer

	Broadmark Dynamic Enhanced Equity Alpha Fund, Ltd c/o ISIS Fund Services Ltd. Penboss Building 50 Parliament Street Hamilton HM 12, Bermuda	06/2006 to 6/2013 (Liquidated)	Director, Offshore Hedge Fund

	Revere Capital Investors Ltd 3 Hill Street London W1J5LB, England	10/2007 to present	Director, UK Holding Company

	Revere Capital Advisors Ltd 3 Hill Street London W1J5LB, England	08/2008 to present	Director, UK Operating Company

	Revere Capital Advisors Pte Ltd c/o Tricor 8 Cross Street #11-00 PWC Building Singapore 048424	02/2010 to 06/2013 (Liquidated)	Director, Singapore Operating Company

	Broadmark Funds 300 Drakes Landing Road, Suite 150 Greenbrae, CA 94904	12/2012 to present	Trustee, Mutual Fund Trust

	Revere Merchant Capital LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	11/2013 - present	Director, Investment Banking Operation

	Revere Capital Investments Ltd 3 Hill Street London W1J 5LB England	6/2011 – present	Director, UK Holding Company

Christopher J. Guptill Co-CEO and Chief Investment Officer, and Manager, Management Committee	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	08/2008 to present	Passive ownership in Investment Management Firm

	Broadmark Funds 300 Drakes Landing Road, Suite 150 Greenbrae, CA 94904	12/2012 to present	President and Trustee, Mutual Fund Trust

Ricardo L. Cortez Co-CEO Manager, Management Committee	No other business affiliations.

Jerome Crown CFO	Revere Capital Advisors LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	06/2007 to present	CFO, Director and Chief Compliance Officer, Investment Management Firm

15

	Revere Securities Corp. 12 East 52nd Street, 6th Floor New York, NY 10022	5/2009 to present	CFO and Director, Broker Dealer

	Revere Capital Investors Ltd 3 Hill Street London W1J5LB, England	10/2007 to present	Director, UK Holding Company

	Revere Capital Advisors Ltd 3 Hill Street London W1J5LB, England	08/2008 to present	Director, UK Operating Company

	Revere Capital Investments Ltd 3 Hill Street London W1J 5LB England	6/2011 - present	Director, UK Holding Company

Laura A. Hespe Chief Operating Officer	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	08/2008 to present	Passive ownership in Investment Management Firm

	Hespe Gallery 251 Post Street, Suite 420 San Francisco, CA 94108	06/1993 to present	Partner, Fine Art Galley

Edward J. Cook Chief Compliance Officer	Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038	11/2007 to present	Director, Compliance Consulting Firm

John L. Keeley, Jr. Manager, Management Committee	Keeley Funds, Inc. 111 W. Jackson Blvd., Suite 810 Chicago, IL 60604	1993 to present	Director and President, SEC Registered Fund

	Joley Corp.	2007 to present	Chairman, President and principal controlling shareholder, Parent Company of SEC Registered Investment Adviser and FINRA Member Broker-Dealer

	Keeley Holdings, Inc.	2008 to present	Director and President of Keeley Holdings, Inc. (sole shareholder of Keeley Asset Management Corp. and Keeley Investment Corp.), Subsidiary of Joley Corp. and Holding Company of KAMCO and KIC

	Keeley Asset Management Corp.	1982 to present	Director and President, SEC Registered Investment Adviser

	Keeley Investment Corp.	1977 to present	Director, President and Treasurer, FINRA Member Broker-Dealer

	Marquette National Corp.	Ongoing	Director Bank

	FNBC of LaGrange, Inc.	Ongoing	Director Bank

	American Ireland Fund	Ongoing	Regional Director, Charitable Organization

16

John M. Kinder Manager, Management Committee	Rivertrade Ltd 55 Thornhill Square London N1 1BE	2000 to present	Director, Private Investment Company

	Milecourt Ltd United Kingdom	2001 to present	Director, Sugar Trade Financial News Provider

	Long Reach International Ltd United Kingdom	2001 to present	Director, Entertainment Industry Insurance Broker

	LRI Special Risk Ltd United Kingdom	2001 to present	Director, Specialist Sports & Entertainment Brokers

	Bayshield Ltd United Kingdom	2001 to present	Director, Members Tennis Club

	Frontwire Ltd United Kingdom	2002 to present	Director, Online Marketing and Website Operations

	European Registry of Tennis Professionals Ltd United Kingdom	2003 to present	Director, Tennis Coaching

	Fox Fabs Ltd United Kingdom	2003 to present	Director, Private Members Club

	Mark of A Pro Ltd United Kingdom	2003 to present	Director, Tennis Industry

	56 Thornhill Square Ltd United Kingdom	2003 to present	Director, Property Management

	Tracktower Ltd United Kingdom	2003 to present	Director, Property Finance

	Hyperion Claim Specialists Ltd United Kingdom	2006 to present	Director, Insurance Loss Adjuster

	Agrinergy Ltd United Kingdom	2007 to present	Director, Carbon Credit Developer

	Fridge D’Or Films Ltd United Kingdom	2010 to present	Director, Film Production and Distribution

	Entertainment Insurance Partners Limited United Kingdom	2011 to present	Director, Umbrella Company covering sport, theatrical and musical insurance

	Clarges Capital Advisors Ltd United Kingdom	2012 to present	Director, Corporate Finance Advisory Services

	InterResolve United Kingdom	2012 to present	Director, Claims Mediation Company

17

Norman E. Mains Manager, Management Committee	Forward Management 101 California Street, Suite 1600 San Francisco, CA 94111	04/2009 to present	Chief Administrative Officer and Chief Risk Officer, Investment Adviser

	Forward Commodity Long/Short Strategy (Cayman) Fund Ltd 101 California Street, Suite 1600 San Francisco, CA 94111	11/2012 to present	Director, Investment Company

	Forward Managed Futures Strategy (Cayman) Fund, Ltd 101 California Street, Suite 1600 San Francisco, CA 94111	10/2011 to present	Director, Investment Company

	Forward Select Opportunity (Cayman) Fund, Ltd 101 California Street, Suite 1600 San Francisco, CA 94111	07/2013 to present	Director, Investment Company

Loire L. White Manager, Management Committee	Forward Management, LLC 101 California Street, Suite 1600 San Francisco, CA 94111	08/2010 to present	Controller, Investment Adviser

	Sutton Place Associates, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	2/2014 to present	Secretary, Holding Company

	Sutton Place Management, LLC 101 California Street Suite 1600 San Francisco, CA 94111	11/2012 to present	Controller, Service Company

	Broderick Management, LLC One Embarcadero Center, Suite 1350 San Francisco, CA 94111	2/2014 to present	Secretary, Holding Company

	FISCOP, LLC 101 California Street Suite 1600 San Francisco CA 94111	11/2012 to present	Controller, Research Company

	Forward Commodity Long/Short Strategy (Cayman) Fund Ltd. 101 California Street Suite 1600 San Francisco, CA 94111	11/2012 to present	Director, Investment Company

	Forward Managed Futures Strategy (Cayman) Fund, Ltd. 101 California Street Suite 1600 San Francisco, CA 94111	11/2012 to present	Director, Investment Company

	Forward Select Opportunity (Cayman) Fund, Ltd 101 California Street, Suite 1600 San Francisco, CA 94111	07/2013 to present	Director, Investment Company

18

SW Asset Management, LLC performs investment advisory services for Registrant. The trustees and officers of SW and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

David C. Hinman, CFA Managing Principal Chief Investment Officer	SW Capital Holdings, LLC 23 Corporate Plaza Drive, Suite 130 Newport Beach, CA 92660	Dec 2009 - present	Managing Member GP of investment adviser

	SW Capital Partners, LP 23 Corporate Plaza Drive, Suite 130 Newport Beach, CA 92660	Dec 2009 - present	Limited partner investment adviser

	SWGCO Master Fund Ltd. SW Global Credit Opportunity Fund Ltd. c/o Walkers Corporate Services Limited Walker House 87 Mary Street George Town, Grand Cayman KY1-9005	Dec 2009 - present	Director, Offshore Hedge Fund

Raymond T. Zucaro, CFA Managing Principal Portfolio Manager	SW Capital Holdings, LLC 23 Corporate Plaza Drive, Suite 130 Newport Beach, CA 92660	Dec 2009 - present	Managing Member GP of investment adviser

	SW Capital Partners, LP 23 Corporate Plaza Drive, Suite 130 Newport Beach, CA 92660	Dec 2009 - present	Limited partner investment adviser

	SWGCO Master Fund Ltd. SW Global Credit Opportunity Fund Ltd. c/o Walkers Corporate Services Limited Walker House 87 Mary Street George Town, Grand Cayman KY1-9005	Dec 2009 - present	Director, Offshore Hedge Fund

Robert S. Venable, CFA Managing Partner CFO/COO	QuantumSphere, Inc. 2950 Tech Center Drive Santa Ana, CA 92705	Jan 2005 - present	Director – external board member Develops and manufactures nanoscale catalysts.

	SW Capital Holdings, LLC 23 Corporate Plaza Drive, Suite 130 Newport Beach, CA 92660	Dec 2009 - present	Managing Member GP of investment adviser

	SW Capital Partners, LP 23 Corporate Plaza Drive, Suite 130 Newport Beach, CA 92660	Dec 2009 - present	Limited partner investment adviser

Santiago Cuneo, CFA	None

First Western Capital Management Company performs investment advisory services for Registrant. The directors and officers of First Western and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Warren J. Olsen Chairman & Chief Executive Officer	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Vice-Chairman & Chief Investment Officer; Bank Holding Company & Parent

Scott C. Wylie Vice Chairman of the Board & Director	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	CEO and Chariman of the Board; Bank Holding Company

Julie Courkamp Treasurer	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	CFO and Treasurer; Bank Holding Company

19

Lené Simnioniw Secretary	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Secretary; Bank Holding Company

Kenneth D. Malamed Chief Investment Officer	None	April 2010

Karen Garcia Chief Compliance Officer	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	EVP Support Services, Bank Holding Company

Steven Michaels Managing Director – Portfolio Manager	None	April 2010

Barry Julien Managing Director – Portfolio Manager	None	April 2010

Pacific Investment Management Company LLC performs investment advisory services for Registrant. The directors, officers and partners of PIMCO and their other business affiliations for the past two fiscal years are:

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Amey, Mike	Managing Director	Portfolio Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, Sterling Portfolios

Anderson, Joshua M.	Managing Director	PM-Mortgages-MBS /ABS	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Portfolio Manager

Baker, Brian P.	Managing Director	Business Devlpmnt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	CEO/Director, PIMCO Asia

Balls, Andrew Thomas	Managing Director	Portfolio Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, European Portfolio Management

Benz II, William R.	Managing Director	Account Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, PIMCO Europe, Middle East & Africa

Bhansali, Vineer	Managing Director	PM-Quantitative	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, Quantitative Investment Portfolios

Bodereau, Philippe	Managing Director	PM-Credit Research	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, Pan-European Credit Research

Bosomworth, Andrew	Managing Director	PM-EuroShortTerm 3P	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, Portfolio Management-Germany

Bridwell, Jennifer S	Managing Director	PdM-Product Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, Alternative Strategies

20

Callin, Sabrina C.	Managing Director	PdM-Product Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Product Manager

Cupps, Wendy W.	Managing Director	PdM-Product Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Global Head, Product Management

Dada, Suhail H.	Managing Director	CF-Consult Relatns Grp	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head of US Institutional Marketing

Dawson, Craig A.	Managing Director	PdM-Product Mgmt 3P	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, PIMCO Germany

De Leon, William G.	Managing Director	PM-Risk Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Global Head, Portfolio Risk Management

Dialynas, Chris P.	Managing Director	PM-Generalist	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Generalist Portfolio Manager

Durham, Jennifer E.	Managing Director	L&C-Reg Compliance	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Chief Compliance Officer

El-Erian, Mohamed A.	Managing Director	PM-Generalist	840 Newport Center Drive Newport Beach, CA 92660	ongoing	CEO & Co-CIO

Flattum, David C.	Managing Director	Executive	840 Newport Center Drive Newport Beach, CA 92660	ongoing	General Counsel

Gomez, Michael A.	Managing Director	PM-Emerging Markets	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Co-Head, Global Emerging Markets

Gross, William H.	Managing Director	PM-Generalist	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Founder, Co-Chief Investment Officer

Harris, Brent Richard	Managing Director	Strategic Markets	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Chairman and President of PIMCO Funds

Hodge, Douglas M.	Managing Director	Executive	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Chief Operating Officer

Holden, Brent L.	Managing Director	CF-Institutional	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Co-Head,Client Facing Americas Institutional

Ivascyn, Daniel J.	Managing Director	PM-Mortgages-MBS /ABS	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Portfolio Manager

Jacobs IV, Lew W.	Managing Director	Human Resources	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Global Head, Talent Management and Human Resources

Kiesel, Mark R.	Managing Director	PM-Credit-Investmt Grade	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Global Head, Corporate Bond Portfolios

21

Lahr, Charles Matthew	Managing Director	PM-Active Equities NY	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Global Equities Portfolio Manager

Lown, David C.	Managing Director	Executive	840 Newport Center Drive Newport Beach, CA 92660	ongoing	CAO

Masanao, Tomoya	Managing Director	Portfolio Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, Portfolio Management-Japan

Mather, Scott A.	Managing Director	PM-Global	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, Global Portfolio Management

Mattu, Ravi	Managing Director	PM-Analytics	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Global Head, Analytics

McDevitt, Joseph V.	Managing Director	Business Devlpmnt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, PIMCO London

Mead, Robert	Managing Director	Portfolio Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, Portfolio Management Australia

Mewbourne, Curtis A.	Managing Director	PM-Generalist	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, Portfolio Management-New York

Miller, John M.	Managing Director	CF-Defined Contribution	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, US Retirement

Mogelof, Eric J.	Managing Director	CF-Institutional	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Co-Head, CF Americas Inst, Head of Global Advisory

Moore, James F.	Managing Director	PdM-Product Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Product Mgr, Pension Strategist

Murata, Alfred T.	Managing Director	PM-Mortgages-MBS /ABS	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Portfolio Manager

Ongaro, Douglas J.	Managing Director	GWM-RIA/Bank Trust	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Global Wealth Management

Otterbein, Thomas J.	Managing Director	CF-Institutional	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, Client Facing Americas

Pagani, Lorenzo P.	Managing Director	PM-EuropeanRates 3P	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head of European Rates Desk

Parikh, Saumil H.	Managing Director	PM-Global	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Generalist Portfolio Manager

Ravano, Emanuele	Managing Director	GWM EMEA	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, GWM EMEA

Rodosky, Stephen A.	Managing Director	PM-Governments	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Portfolio Manager

Schneider, Jerome M	Managing Director	PM-Short-Term	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Portfolio Manager

22

Seidner, Marc Peter	Managing Director	PM-Generalist	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Generalist Portfolio Mgr

Short, Jonathan D.	Managing Director	NR-GWM Management	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, PIMCO Global Wealth Management and NY Office

Stracke, Thibault C.	Managing Director	PM-Credit Research	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Global Head, Credit Research

Strelow, Peter G	Managing Director	FBG-Management	840 Newport Center Drive Newport Beach, CA 92660	ongoing	PIMCO Funds Business Group Manager

Sutherland, Eric Michael	Managing Director	NR-SLS-Sales & Distri	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head of Sales

Takano, Makoto	Managing Director	Account Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	President of PIMCO Japan

Thimons, Joshua Theodore	Managing Director	PM-Governments	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Portfolio Manager

Vaden, Andrew Taylor	Managing Director	TECH-Management	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Chief Technology Officer

Wang, Qi	Managing Director	PM-Governments	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Portfolio Manager

Wilson, Susan L.	Managing Director	CF-Inst Corporate	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Account Manager

Worah, Mihir P.	Managing Director	PM-Real Return	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, Real Return Portfolios

Young, Robert O.	Managing Director	CF-FIG US	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Head, CF Americas FIG

ITEM 32. PRINCIPAL UNDERWRITER

(a) The sole principal underwriter for each series of the Registrant is currently Forward Securities, which acts as distributor solely for the Registrant.

Forward Securities is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. Forward Securities is located at 101 California Street, Suite 1600, San Francisco, CA 94111.

(b) To the best of the Registrant’s knowledge, the directors and executive officers of Forward Securities, the distributor for Registrant, are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
J. Alan Reid, Jr.	President, Management Board	President, Trustee
Judith M. Rosenberg	Chief Compliance Officer, Management Board	Chief Compliance Officer, Chief Legal Officer
Laura Lang	Chief Financial Officer	None

*	c/o Forward Securities, LLC. 101 California Street, Suite 1600, San Francisco, CA 94111.

23

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows: (i) records relating to the duties of the Registrant’s distributor, transfer agent and fund accounting agent are maintained by ALPS, 1290 Broadway, Suite 1100, Denver, CO 80203; (ii) records relating to the duties of the Registrant’s distributor are maintained by Forward Securities, 101 California Street, 16th Floor, San Francisco, CA 94111 and (iii) records relating to the Registrant’s custodian are maintained by Citibank, N.A., 388 Greenwich Street, New York, New York 10013. Certain other books and records are maintained at the offices of the Registrant at 101 California Street, 16th Floor, San Francisco, CA 94111.

ITEM 34. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 35. UNDERTAKINGS

Not Applicable.

24

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California, on this 30th day of April, 2014.

FORWARD FUNDS

/s/ J. ALAN REID, JR.
J. Alan Reid, Jr.
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ J. ALAN REID, JR.	President and Trustee	April 30, 2014
J. Alan Reid, Jr.

/s/ HAIG G. MARDIKIAN*	Trustee	April 30, 2014
Haig G. Mardikian

/s/ DONALD O’CONNOR*	Trustee	April 30, 2014
Donald O’Connor

/s/ DEWITT F. BOWMAN*	Trustee	April 30, 2014
DeWitt F. Bowman

/s/ CECILIA H. HERBERT*	Trustee	April 30, 2014
Cecilia H. Herbert

/s/ JULIE ALLECTA*	Trustee	April 30, 2014
Julie Allecta

/s/ A. JOHN GAMBS*	Trustee	April 30, 2014
A. John Gambs

/s/ BARBARA TOLLE	Treasurer	April 30, 2014
Barbara Tolle

*By:	/s/ BARBARA TOLLE
Barbara Tolle
Attorney-in-Fact

25

Item 28	Description

(d)(8)	Investment Management Agreement among the Advisor and Forward Commodity Long/Short Strategy (Cayman) Fund Ltd. effective December 31, 2010 with respect to the Forward Commodity Long/Short Strategy Fund.

(d)(9)	Investment Management Agreement among the Advisor and Forward Managed Futures Strategy (Cayman) Fund Ltd. effective December 31, 2011 with respect to the Forward Managed Futures Strategy Fund.

(d)(10)	Investment Management Agreement among the Advisor and Forward Select Income Opportunity (Cayman) Fund Ltd. effective August 20, 2013 with respect to the Forward Select Income Opportunity Fund.

(h)(1)(b)	Amendment to Appendix C to the Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS made as of April 24, 2014.

(h)(2)(b)	Amendment to Schedule A to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of May 1, 2014.

(h)(2)(c)	Amendment to Schedule B to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of April 1, 2014.

(h)(4)(b)	Exhibit A to the Amended and Restated Shareholder Services Plan for the Class A, Class B, Class C, Advisor Class, Investor Class, Advisor Class and Institutional Class shares, as applicable, of each of the Forward Balanced Allocation Fund, Forward Core Strategy Long/Short Fund, Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Frontier Strategy Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward High Yield Bond Fund, Forward Income & Growth Allocation Fund, Forward Income Builder Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Multi-Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Total MarketPlus Fund, Forward U.S. Government Money Fund, Forward Dynamic Income Fund, and Forward Select Opportunity Fund.

(h)(7)(a)	Expense Limitation Agreement for the Forward International Dividend Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, Advisor Class shares) dated as of May 1, 2014.

(h)(7)(b)	Expense Limitation Agreement for the Forward Emerging Markets Fund (Investor Class shares, Institutional Class shares, Class C shares, and Advisor Class shares) dated as of May 1, 2014.

(h)(7)(c)	Expense Limitation Agreement for the Forward Credit Analysis Long/Short Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, and Advisor Class shares) dated as of May 1, 2014.

(h)(7)(d)	Expense Limitation Agreement for the Forward Select EM Dividend Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, and Advisor Class shares) dated as of May 1, 2014.

(h)(7)(e)	Expense Limitation Agreement for the Forward Small Cap Equity Fund (Investor Class shares, Institutional Class shares, Class C shares, and Advisor Class shares) dated as of May 1, 2014.

(h)(7)(f)	Advisory Fee Waiver Agreement between the Advisor and the Registrant with respect to the Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, and Forward Income & Growth Allocation Fund effective as of May 1, 2014.

(h)(7)(g)	Administrative Fee Waiver Agreement between the Registrant and Forward Management with respect to the Forward U.S. Government Money Fund effective as of May 1, 2014.

(h)(7)(h)	Expense Limitation Agreement for the Forward Endurance Long/Short Fund (Investor Class shares, Institutional Class shares, Class C shares, and Advisor Class shares), dated as of May 1, 2014.

(h)(7)(i)	Expense Limitation Agreement for the Forward Floating NAV Short Duration Fund (Investor Class shares, Institutional Class shares, Class C shares, Advisor Class shares, and Class Z shares) dated May 1, 2014.

(h)(7)(j)	Expense Limitation Agreement for the Forward Managed Futures Strategy Fund (Investor Class shares, Institutional Class shares, Class C shares, Advisor Class shares, and Class Z shares) dated May 1, 2014.

(h)(7)(k)	Expense Limitation Agreement for the Forward Global Dividend Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated May 1, 2014.

(h)(7)(l)	Expense Limitation Agreement for the Forward Frontier Strategy Fund (Investor Class shares, Institutional Class shares, Advisor Class shares, and Class Z shares) dated May 1, 2014.

(h)(7)(m)	Expense Limitation Agreement for the Forward Core Strategy Long/Short Fund (Investor Class shares, Institutional Class shares, Class C shares, and Advisor Class shares) dated May 1, 2014.

(h)(7)(n)	Expense Limitation Agreement for the Forward Total MarketPlus Fund (Investor Class shares, Institutional Class shares, and Class Z shares) dated May 1, 2014.

(h)(7)(o)	Expense Limitation Agreement for the Forward Income Builder Fund (Investor Class shares, Institutional Class shares, Class A, and Class C shares) dated May 1, 2014.

(h)(7)(r)	Expense Limitation Agreement for the Forward International Small Companies Fund (Investor Class shares, Institutional Class shares, Class C, and Advisor Class shares) dated May 1, 2014.

(h)(7)(s)	Expense Limitation Agreement for the Forward Multi-Strategy Fund (Investor Class shares, Institutional Class shares, Class A, and Class C shares) dated May 1, 2014.

(i)	Legal Opinion of Dechert LLP as to legality of securities being registered.

(j)(1)	Consent of Independent Registered Public Accounting Firm.

(p)(1)	Registrant’s Code of Ethics.

(p)(2)	Code of Ethics of the Advisor.

26